UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices) (Zip Code)

J.B. Kittredge, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/13

Date of reporting period: 08/31/12

Item 1. Reports to Stockholders.

The semiannual reports for each series of the registrant for the periods ended August 31, 2012 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2012

Quality Fund

Real Estate Fund

U.S. Core Equity Fund

U.S. Flexible Equities Fund

U.S. Growth Fund

U.S. Intrinsic Value Fund

U.S. Small/Mid Cap Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

i

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Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.7%
Mutual Funds	1.9
Short-Term Investments	1.3
Other	0.1

100.0%

Country Summary*	% of Investments
United States	81.9%
United Kingdom	6.1
Switzerland	4.0
Japan	3.1
France	2.1
Netherlands	1.3
Germany	0.8
Belgium	0.7

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Food, Beverage & Tobacco	20.8%
Software & Services	18.6
Pharmaceuticals, Biotechnology & Life Sciences	18.3
Technology Hardware & Equipment	11.2
Energy	7.7
Health Care Equipment & Services	7.3
Household & Personal Products	5.4
Food & Staples Retailing	4.2
Retailing	3.2
Consumer Services	1.7
Telecommunication Services	0.7
Capital Goods	0.5
Consumer Durables & Apparel	0.4

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%

	Capital Goods — 0.5%
692,800	3M Co.	64,153,280

	Consumer Durables & Apparel — 0.4%
462,500	Nike, Inc.-Class B	45,029,000

	Consumer Services — 1.7%
2,337,000	McDonald’s Corp.	209,138,130

	Energy — 7.4%
16,684,414	BP Plc	117,033,250
3,527,670	Chevron Corp.	395,663,467
1,551,000	Exxon Mobil Corp.	135,402,300
4,467,701	Royal Dutch Shell Plc-A Shares	156,299,872
2,596,504	Total SA	129,453,108

	Total Energy	933,851,997

	Food & Staples Retailing — 4.1%
2,294,500	Sysco Corp.	69,523,350
17,523,177	Tesco Plc	93,582,338
4,880,200	Wal–Mart Stores, Inc.	354,302,520

	Total Food & Staples Retailing	517,408,208

	Food, Beverage & Tobacco — 20.1%
1,012,094	Anheuser-Busch InBev NV	85,149,869
3,555,574	British American Tobacco Plc	186,344,113
13,804,600	Coca-Cola Co. (The)	516,292,040
7,933,600	Japan Tobacco, Inc.	240,556,405
1,556,300	Lorillard, Inc.	195,331,213
784,260	Monster Beverage Corp. *	46,216,442
3,289,340	Nestle SA (Registered)	204,345,653
5,453,000	PepsiCo, Inc.	394,960,790
5,631,700	Philip Morris International, Inc.	502,910,810
4,705,283	Unilever NV	164,098,010

	Total Food, Beverage & Tobacco	2,536,205,345

	Health Care Equipment & Services — 7.1%
11,200	Cerner Corp. *	819,168
6,178,980	Express Scripts Holding Co. *	386,927,728
107,500	Henry Schein, Inc. *	8,257,075
55,700	Intuitive Surgical, Inc. *	27,392,703
731,900	Laboratory Corp. of America Holdings *	64,370,605
2,527,830	Medtronic, Inc.	102,781,568
944,900	Quest Diagnostics, Inc.	57,138,103
1,543,194	UnitedHealth Group, Inc.	83,795,434
2,535,875	Zimmer Holdings, Inc.	156,666,357

	Total Health Care Equipment & Services	888,148,741

Shares	Description	Value ($)
	Household & Personal Products — 5.2%
1,008,900	Church & Dwight Co., Inc.	55,227,186
2,836,600	Colgate–Palmolive Co.	301,558,946
4,395,900	Procter & Gamble Co. (The)	295,360,521

	Total Household & Personal Products	652,146,653

	Pharmaceuticals, Biotechnology & Life Sciences — 17.7%
5,014,705	Abbott Laboratories	328,663,766
376,560	Amgen, Inc.	31,600,915
1,363,913	AstraZeneca Plc	63,799,456
16,600	Bristol–Myers Squibb Co.	547,966
122,900	Eli Lilly & Co.	5,519,439
13,400	Gilead Sciences, Inc. *	773,046
5,428,523	GlaxoSmithKline Plc	123,043,757
9,720,500	Johnson & Johnson	655,453,315
1,263,500	Merck & Co., Inc.	54,393,675
2,421,428	Novartis AG (Registered)	142,793,027
21,875,248	Pfizer, Inc.	521,943,417
760,074	Roche Holding AG	138,176,505
1,523,456	Sanofi	124,618,455
689,700	Takeda Pharmaceutical Co. Ltd.	32,425,211

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,223,751,950

	Retailing — 3.0%
2,138,300	Lowe’s Cos., Inc.	60,898,784
5,050,600	Target Corp.	323,692,954

	Total Retailing	384,591,738

	Software & Services — 18.0%
670,400	Google, Inc.-Class A *	459,284,336
1,429,370	International Business Machines Corp.	278,512,744
348,980	Mastercard, Inc.-Class A	147,583,642
16,320,800	Microsoft Corp.	503,007,056
19,255,200	Oracle Corp.	609,427,080
1,508,970	SAP AG	99,141,312
1,188,800	Visa, Inc.-Class A	152,463,600
56,384	Yahoo! Japan Corp.	19,464,144

	Total Software & Services	2,268,883,914

	Technology Hardware & Equipment — 10.8%
605,518	Apple, Inc.	402,814,794
27,140,700	Cisco Systems, Inc.	517,844,556
17,245,200	Hewlett-Packard Co.	291,098,976
2,494,400	Qualcomm, Inc.	153,305,824

	Total Technology Hardware & Equipment	1,365,064,150

2	See accompanying notes to the financial statements.

Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	Telecommunication Services — 0.7%
49,415	NTT Docomo, Inc.	84,183,176

	TOTAL COMMON STOCKS (COST $10,214,870,963)	12,172,556,282

	MUTUAL FUNDS — 1.9%

	Affiliated Issuers — 1.9%
9,574,044	GMO U.S. Treasury Fund	239,351,103

	TOTAL MUTUAL FUNDS (COST $239,354,116)	239,351,103

	SHORT-TERM INVESTMENTS — 1.3%

	Money Market Funds — 0.4%
41,869,661	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	41,869,661

	U.S. Government — 0.9%
116,161,000	U.S. Treasury Bill, 0.09%, due 11/08/12 (b)	116,144,273

	TOTAL SHORT-TERM INVESTMENTS (COST $157,999,943)	158,013,934

	TOTAL INVESTMENTS — 99.9% (Cost $10,612,225,022)	12,569,921,319
	Other Assets and Liabilities (net) — 0.1%	15,881,153

	TOTAL NET ASSETS — 100.0%	$12,585,802,472

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 32.

See accompanying notes to the financial statements.	3

Real Estate Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.9%
Mutual Funds	1.1
Short-Term Investments	0.3
Other	(0.3)

100.0%

Sub-Industry Summary	% of REIT Investments
Retail	28.9%
Specialized	28.2
Residential	18.0
Office	15.0
Diversified	5.7
Industrial	4.2

100.0%

4

Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 98.9%

	REAL ESTATE INVESTMENT TRUSTS — 98.9%

	Diversified — 5.7%
900	American Assets Trust, Inc.	24,534
2,500	CapLease, Inc.	12,250
5,100	Duke Realty Corp.	73,950
3,500	Liberty Property Trust	129,080
400	PS Business Parks, Inc.	27,268
4,446	Vornado Realty Trust	360,882
900	Washington Real Estate Investment Trust	24,174
1,300	Winthrop Realty Trust	14,768

	Total Diversified	666,906

	Industrial — 4.1%
5,900	DCT Industrial Trust, Inc.	37,288
1,000	EastGroup Properties, Inc.	53,600
2,000	First Industrial Realty Trust, Inc. *	25,800
10,860	ProLogis, Inc.	371,086

	Total Industrial	487,774

	Office — 14.9%
2,070	Alexandria Real Estate Equities, Inc.	152,973
4,600	BioMed Realty Trust, Inc.	85,238
4,240	Boston Properties, Inc.	475,431
2,789	Brandywine Realty Trust	34,026
2,725	CommonWealth REIT	40,793
1,000	Corporate Office Properties Trust	22,360
3,900	Digital Realty Trust, Inc.	290,589
4,100	Douglas Emmett, Inc.	98,359
1,500	DuPont Fabros Technology, Inc.	41,340
1,900	Franklin Street Properties Corp.	21,128
1,200	Government Properties Income Trust	27,108
1,700	Highwoods Properties, Inc.	55,437
1,700	Kilroy Realty Corp.	80,257
2,908	Lexington Realty Trust	27,277
1,400	Mack-Cali Realty Corp.	37,380
3,300	Piedmont Office Realty Trust, Inc.-Class A	56,001
2,623	SL Green Realty Corp.	211,414

	Total Office	1,757,111

	Residential — 17.8%
2,200	American Campus Communities, Inc.	102,564
3,786	Apartment Investment & Management Co.-Class A	100,253
3,383	AvalonBay Communities, Inc.	478,762
2,600	BRE Properties, Inc.	129,792
2,100	Camden Property Trust	145,803
2,100	Colonial Properties Trust	46,032
2,000	Education Realty Trust, Inc.	23,120
600	Equity Lifestyle Properties, Inc.	41,256

Shares	Description	Value ($)
	Residential — continued
8,100	Equity Residential	489,240
970	Essex Property Trust, Inc.	147,421
1,500	Home Properties, Inc.	95,775
1,000	Mid-America Apartment Communities, Inc.	68,000
1,600	Post Properties, Inc.	81,680
600	Sun Communities, Inc.	27,486
5,081	UDR, Inc.	128,295

	Total Residential	2,105,479

	Retail — 28.5%
1,284	Acadia Realty Trust	31,972
70	Alexander’s, Inc.	31,475
4,931	CBL & Associates Properties, Inc.	105,375
7,197	DDR Corp.	109,538
2,500	Equity One, Inc.	53,000
1,740	Federal Realty Investment Trust	187,763
20,700	General Growth Properties, Inc.	426,006
1,300	Getty Realty Corp.	23,283
2,200	Glimcher Realty Trust	23,056
11,558	Kimco Realty Corp.	234,859
4,696	Macerich Co. (The)	279,741
2,200	National Retail Properties, Inc.	68,332
2,100	Ramco-Gershenson Properties Trust	27,216
2,400	Realty Income Corp.	101,112
2,400	Regency Centers Corp.	117,600
536	Rouse Properties, Inc.	7,451
300	Saul Centers, Inc.	12,933
7,443	Simon Property Group, Inc.	1,181,204
2,100	Tanger Factory Outlet Centers, Inc.	70,455
1,900	Taubman Centers, Inc.	152,038
1,000	Urstadt Biddle Properties, Inc.-Class A	19,500
3,800	Weingarten Realty Investors	106,134

	Total Retail	3,370,043

	Specialized — 27.9%
1,800	CubeSmart	23,220
4,211	DiamondRock Hospitality Co.	40,510
1,700	Entertainment Properties Trust	77,503
2,800	Extra Space Storage, Inc.	95,508
11,900	HCP, Inc.	545,734
6,900	Health Care, Inc.	403,236
800	Healthcare Realty Trust, Inc.	19,408
3,900	Hospitality Properties Trust	93,873
10,737	Host Hotels & Resorts, Inc.	164,276
2,100	LaSalle Hotel Properties	57,225
800	LTC Properties, Inc.	26,992
4,000	Medical Properties Trust, Inc.	41,240
900	National Health Investors, Inc.	47,016
2,600	Omega Healthcare Investors, Inc.	62,452

See accompanying notes to the financial statements.	5

Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Specialized — continued
5,664	Public Storage	824,452
5,300	Senior Housing Properties Trust	117,236
900	Sovran Self Storage, Inc.	51,165
3,500	Strategic Hotels & Resorts, Inc. *	21,350
2,900	Sunstone Hotel Investors, Inc. *	30,247
500	Universal Health Realty Income Trust	21,585
8,104	Ventas, Inc.	530,731

	Total Specialized	3,294,959

	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $7,824,028)	11,682,272

	TOTAL REAL ESTATE INVESTMENTS (COST $7,824,028)	11,682,272

	MUTUAL FUNDS — 1.1%

	Affiliated Issuers — 1.1%
5,119	GMO U.S. Treasury Fund	127,961

	TOTAL MUTUAL FUNDS (COST $127,961)	127,961

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
35,829	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	35,829

	TOTAL SHORT-TERM INVESTMENTS (COST $35,829)	35,829

	TOTAL INVESTMENTS — 100.3% (Cost $7,987,818)	11,846,062
	Other Assets and Liabilities (net) — (0.3%)	(32,105)

	TOTAL NET ASSETS — 100.0%	$11,813,957

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 32.

6	See accompanying notes to the financial statements.

U.S. Core Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.9%
Mutual Funds	0.7
Short-Term Investments	0.2
Swaps	0.0 ^
Other	0.2

100.0%

Industry Group Summary	% of Equity Investments*
Software & Services	21.0%
Pharmaceuticals, Biotechnology & Life Sciences	19.3
Food, Beverage & Tobacco	11.1
Technology Hardware & Equipment	10.2
Health Care Equipment & Services	6.6
Retailing	5.2
Food & Staples Retailing	5.2
Household & Personal Products	5.0
Energy	2.4
Consumer Services	2.4
Capital Goods	2.2
Banks	2.0
Consumer Durables & Apparel	1.2
Diversified Financials	1.1
Semiconductors & Semiconductor Equipment	1.0
Telecommunication Services	0.9
Insurance	0.9
Media	0.8
Materials	0.6
Automobiles & Components	0.6
Commercial & Professional Services	0.2
Transportation	0.1

100.0%

^	Rounds to 0.0%.

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

7

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%

	Automobiles & Components — 0.6%
368,166	General Motors Co. *	7,860,344

	Banks — 2.0%
36,900	CIT Group, Inc. *	1,393,344
15,900	First Horizon National Corp.	142,464
45,800	PNC Financial Services Group, Inc.	2,846,928
178,200	Regions Financial Corp.	1,240,272
124,000	US Bancorp	4,142,840
537,400	Wells Fargo & Co.	18,287,722

	Total Banks	28,053,570

	Capital Goods — 2.2%
144,500	3M Co.	13,380,700
2,800	Alliant Techsystems, Inc.	137,172
3,550	Engility Holdings, Inc. *	65,710
80,600	Fastenal Co.	3,473,054
52,000	General Dynamics Corp.	3,406,520
7,550	ITT Corp.	150,245
21,300	L-3 Communications Holdings, Inc.	1,496,112
30,700	Northrop Grumman Corp.	2,053,523
7,400	Oshkosh Corp. *	187,516
46,700	Raytheon Co.	2,639,484
19,530	WW Grainger, Inc.	4,022,399

	Total Capital Goods	31,012,435

	Commercial & Professional Services — 0.2%
18,100	Stericycle, Inc. *	1,656,512
22,100	Verisk Analytics, Inc.-Class A *	1,072,292

	Total Commercial & Professional Services	2,728,804

	Consumer Durables & Apparel — 1.2%
62,100	Coach, Inc.	3,609,873
3,010	Deckers Outdoor Corp. *	149,055
116,840	Nike, Inc.-Class B	11,375,542
15,220	VF Corp.	2,323,790

	Total Consumer Durables & Apparel	17,458,260

	Consumer Services — 2.3%
60,900	Apollo Group, Inc.-Class A *	1,635,165
6,600	DeVry, Inc.	127,446
71,900	H&R Block, Inc.	1,190,664
275,600	McDonald’s Corp.	24,663,444
5,200	Panera Bread Co.-Class A *	805,480
74,500	Starbucks Corp.	3,695,945
19,900	Wyndham Worldwide Corp.	1,037,586

	Total Consumer Services	33,155,730

Shares	Description	Value ($)
	Diversified Financials — 1.0%
997,559	Bank of America Corp.	7,970,496
152,300	JPMorgan Chase & Co.	5,656,422
74,800	SLM Corp.	1,178,100

	Total Diversified Financials	14,805,018

	Energy — 2.4%
35,570	Apache Corp.	3,050,128
144,484	Chevron Corp.	16,205,325
112,468	ConocoPhillips	6,387,058
79,100	Kinder Morgan Inc./Delaware	2,829,407
46,800	Marathon Petroleum Corp.	2,421,900
24,798	Occidental Petroleum Corp.	2,108,078
18,100	World Fuel Services Corp.	673,501

	Total Energy	33,675,397

	Food & Staples Retailing — 5.2%
100,000	CVS Caremark Corp.	4,555,000
111,500	Kroger Co. (The)	2,484,220
125,300	Sysco Corp.	3,796,590
93,800	Walgreen Co.	3,354,288
812,578	Wal–Mart Stores, Inc.	58,993,163

	Total Food & Staples Retailing	73,183,261

	Food, Beverage & Tobacco — 11.0%
107,400	Altria Group, Inc.	3,647,304
46,350	Brown-Forman Corp.-Class B	2,971,035
44,700	Campbell Soup Co.	1,570,758
984,600	Coca-Cola Co. (The)	36,824,040
148,600	General Mills, Inc.	5,844,438
56,100	Hershey Co. (The)	4,029,102
58,300	Hormel Foods Corp.	1,674,376
56,300	Kellogg Co.	2,851,595
44,850	Lorillard, Inc.	5,629,124
29,300	McCormick & Co., Inc. (Non Voting)	1,800,192
63,340	Monster Beverage Corp. *	3,732,626
492,175	PepsiCo, Inc.	35,648,235
495,603	Philip Morris International, Inc.	44,257,348
104,900	Reynolds American, Inc.	4,835,890

	Total Food, Beverage & Tobacco	155,316,063

	Health Care Equipment & Services — 6.5%
52,200	Aetna, Inc.	2,005,002
40,200	AmerisourceBergen Corp.	1,548,504
95,900	Baxter International, Inc.	5,627,412
46,100	Becton, Dickinson and Co.	3,502,678
25,000	Cardinal Health, Inc.	988,750
26,380	Cerner Corp. *	1,929,433
60,100	Covidien Plc	3,368,605
14,370	CR Bard, Inc.	1,409,841
16,750	Edwards Lifesciences Corp. *	1,710,343

8	See accompanying notes to the financial statements.

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
214,950	Express Scripts Holding Co. *	13,460,169
5,900	Health Net, Inc. *	137,175
15,100	Henry Schein, Inc. *	1,159,831
18,300	Humana, Inc.	1,282,464
14,800	Idexx Laboratories, Inc. *	1,406,888
9,170	Intuitive Surgical, Inc. *	4,509,714
57,500	Laboratory Corp. of America Holdings *	5,057,125
16,600	McKesson Corp.	1,446,026
8,200	Mednax, Inc. *	568,096
305,100	Medtronic, Inc.	12,405,366
8,100	Quality Systems, Inc.	143,127
24,000	Quest Diagnostics, Inc.	1,451,280
68,900	Stryker Corp.	3,669,614
62,100	St Jude Medical, Inc.	2,344,896
254,574	UnitedHealth Group, Inc.	13,823,368
18,900	Varian Medical Systems, Inc. *	1,111,131
48,200	WellPoint, Inc.	2,885,734
49,925	Zimmer Holdings, Inc.	3,084,366

	Total Health Care Equipment & Services	92,036,938

	Household & Personal Products — 4.9%
32,000	Church & Dwight Co., Inc.	1,751,680
27,673	Clorox Co.	2,013,211
111,170	Colgate–Palmolive Co.	11,818,483
78,860	Estee Lauder Cos., Inc. (The),-Class A	4,727,657
28,600	Herbalife Ltd.	1,383,954
89,500	Kimberly–Clark Corp.	7,482,200
16,100	Nu Skin Enterprises, Inc.-Class A	667,989
592,100	Procter & Gamble Co. (The)	39,783,199

	Total Household & Personal Products	69,628,373

	Insurance — 0.9%
100,200	American International Group, Inc. *	3,439,866
52,100	Assurant, Inc.	1,836,525
68,200	Hartford Financial Services Group, Inc. (The)	1,222,826
3,600	Mercury General Corp.	137,844
87,400	Travelers Cos., Inc. (The)	5,658,276

	Total Insurance	12,295,337

	Materials — 0.6%
6,960	CF Industries Holdings Inc.	1,440,790
38,500	Ecolab, Inc.	2,465,155
67,212	Schweitzer-Mauduit International, Inc.	2,169,603
13,430	Sherwin-Williams Co. (The)	1,921,564

	Total Materials	7,997,112

	Media — 0.8%
56,900	Gannett Co., Inc.	868,294
41,100	Lamar Advertising Co.-Class A *	1,361,232
86,400	Time Warner, Inc.	3,589,920

Shares	Description	Value ($)
	Media — continued
85,800	Walt Disney Co. (The)	4,244,526
1,709	Washington Post Co. (The)-Class B	602,423

	Total Media	10,666,395

	Pharmaceuticals, Biotechnology & Life Sciences — 19.1%
584,300	Abbott Laboratories	38,295,022
52,000	Allergan, Inc.	4,478,760
210,500	Amgen, Inc.	17,665,160
52,510	Biogen Idec, Inc. *	7,697,441
398,200	Bristol–Myers Squibb Co.	13,144,582
42,900	Celgene Corp. *	3,090,516
522,000	Eli Lilly & Co.	23,443,020
34,900	Endo Health Solutions, Inc. *	1,110,518
88,300	Forest Laboratories, Inc. *	3,063,127
95,600	Gilead Sciences, Inc. *	5,515,164
576,500	Johnson & Johnson	38,873,395
1,151,185	Merck & Co., Inc.	49,558,514
2,583,436	Pfizer, Inc.	61,640,783
21,700	Theravance, Inc. *	578,739
6,200	VIVUS, Inc. *	132,990
14,900	Waters Corp. *	1,194,831

	Total Pharmaceuticals, Biotechnology & Life Sciences	269,482,562

	Retailing — 5.2%
30,600	Advance Auto Parts, Inc.	2,176,272
29,100	AutoNation, Inc. *	1,169,820
3,624	AutoZone, Inc. *	1,310,583
100,200	Best Buy Co., Inc.	1,777,548
75,900	Dollar Tree, Inc. *	3,656,103
28,600	Expedia, Inc.	1,468,896
25,700	Family Dollar Stores, Inc.	1,635,548
92,300	Gap Inc. (The)	3,306,186
30,800	Genuine Parts Co.	1,945,328
211,300	Home Depot, Inc.	11,991,275
312,500	Lowe’s Cos., Inc.	8,900,000
68,000	Macy’s, Inc.	2,741,080
19,740	O’Reilly Automotive, Inc. *	1,676,913
105,900	Ross Stores, Inc.	7,327,221
8,300	Sears Holdings Corp. *	437,825
114,300	Target Corp.	7,325,487
316,600	TJX Cos., Inc. (The)	14,497,114

	Total Retailing	73,343,199

	Semiconductors & Semiconductor Equipment — 1.0%
559,200	Intel Corp.	13,884,936

	Software & Services — 20.8%
151,300	Accenture Plc.-Class A	9,320,080
54,000	Amdocs Ltd. *	1,740,960

See accompanying notes to the financial statements.	9

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
76,200	Automatic Data Processing, Inc.	4,425,696
42,400	BMC Software, Inc. *	1,755,360
58,700	Check Point Software Technologies Ltd *	2,705,483
31,500	Citrix Systems, Inc. *	2,447,235
32,500	Cognizant Technology Solutions Corp.-Class A *	2,089,100
40,100	Computer Sciences Corp.	1,291,621
10,380	Factset Research Systems, Inc.	957,762
17,100	Global Payments, Inc.	712,215
98,200	Google, Inc.-Class A *	67,275,838
231,480	International Business Machines Corp.	45,103,878
63,900	Intuit, Inc.	3,740,706
22,800	Jack Henry & Associates, Inc.	842,688
21,010	Mastercard, Inc.-Class A	8,885,129
17,700	Micros Systems, Inc. *	896,682
2,423,857	Microsoft Corp.	74,703,273
26,000	NeuStar, Inc.-Class A *	976,820
1,694,115	Oracle Corp.	53,618,740
77,200	Paychex, Inc.	2,567,672
1	Symantec Corp. *	18
55,650	Visa, Inc.-Class A	7,137,112

	Total Software & Services	293,194,068

	Technology Hardware & Equipment — 10.0%
99,650	Apple, Inc.	66,291,166
810,280	Cisco Systems, Inc.	15,460,142
387,706	Dell, Inc. *	4,105,807
166,100	EMC Corp. *	4,366,769
31,700	Harris Corp.	1,490,851
1,041,163	Hewlett-Packard Co.	17,574,832
7,600	Lexmark International, Inc.	164,996
373,300	Qualcomm, Inc.	22,943,018
65,865	SanDisk Corp. *	2,714,955
2,600	Tech Data Corp. *	126,308
123,100	Western Digital Corp. *	5,148,042
197,500	Xerox Corp.	1,455,575

	Total Technology Hardware & Equipment	141,842,461

	Telecommunication Services — 0.9%
189,900	AT&T, Inc.	6,957,936
29,900	Crown Castle International Corp. *	1,897,454
92,022	Verizon Communications, Inc.	3,951,425

	Total Telecommunication Services	12,806,815

	Transportation — 0.1%
36,000	CH Robinson Worldwide, Inc.	2,037,960

	TOTAL COMMON STOCKS (COST $1,180,357,896)	1,396,465,038

Shares	Description	Value ($)
	MUTUAL FUNDS — 0.7%

	Affiliated Issuers — 0.7%
393,200	GMO U.S. Treasury Fund	9,830,000

	TOTAL MUTUAL FUNDS (COST $9,830,000)	9,830,000

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
2,540,232	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	2,540,232

	TOTAL SHORT-TERM INVESTMENTS (COST $2,540,232)	2,540,232

	TOTAL INVESTMENTS — 99.8% (Cost $1,192,728,128)	1,408,835,270
	Other Assets and Liabilities (net) — 0.2%	3,356,150

	TOTAL NET ASSETS — 100.0%	$1,412,191,420

10	See accompanying notes to the financial statements.

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Receives	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
1,803,477	USD	11/8/2012	Deutsche Bank AG	7.5% of notional amount	Return on Gamestop Corp	$282,582
488,533	USD	11/8/2012	Deutsche Bank AG	7.5% of notional amount	Return on Gamestop Corp	76,547
401,520	USD	11/8/2012	Deutsche Bank AG	1.5% of notional amount	Return on Gamestop Corp	62,913
777,945	USD	11/8/2012	Deutsche Bank AG	1.25% of notional amount	Return on Gamestop Corp	121,521
418,250	USD	11/8/2012	Deutsche Bank AG	4.0% of notional amount	Return on Gamestop Corp	65,534
501,900	USD	11/8/2012	Deutsche Bank AG	4.0% of notional amount	Return on Gamestop Corp	78,641
2,405,147	USD	1/22/2013	Deutsche Bank AG	12.0% of notional amount	Return on Sears Holding Corp	(185,343)

						$502,395

				Premiums to (Pay) Receive		$—

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 32.

See accompanying notes to the financial statements.	11

U.S. Flexible Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.0%
Short-Term Investments	1.3
Mutual Funds	0.9
Other	(0.2)

100.0%

Country Summary*	% of Equity Investments
United States	86.0%
United Kingdom	4.8
Switzerland	4.2
France	2.1
Japan	1.9
Netherlands	0.8
Belgium	0.2
Germany	0.0 ^

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments**
Food, Beverage & Tobacco	19.5%
Software & Services	18.7
Pharmaceuticals, Biotechnology & Life Sciences	18.0
Technology Hardware & Equipment	11.9
Energy	7.8
Health Care Equipment & Services	7.7
Household & Personal Products	5.7
Food & Staples Retailing	4.2
Retailing	3.3
Consumer Services	1.8
Capital Goods	0.5
Telecommunication Services	0.5
Consumer Durables & Apparel	0.4

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

12

U.S. Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%

	Capital Goods — 0.5%
408,900	3M Co.	37,864,140

	Consumer Durables & Apparel — 0.3%
268,000	Nike, Inc.-Class B	26,092,480

	Consumer Services — 1.8%
1,454,900	McDonald’s Corp.	130,199,001

	Energy — 7.6%
10,169,788	BP Plc	71,336,239
2,215,300	Chevron Corp.	248,468,048
951,800	Exxon Mobil Corp.	83,092,140
2,332,753	Royal Dutch Shell Plc-A Shares	81,609,981
1,586,511	Total SA	79,098,195

	Total Energy	563,604,603

	Food & Staples Retailing — 4.1%
1,474,600	Sysco Corp.	44,680,380
6,237,816	Tesco Plc	33,312,989
3,076,600	Wal–Mart Stores, Inc.	223,361,160

	Total Food & Staples Retailing	301,354,529

	Food, Beverage & Tobacco — 19.1%
159,371	Anheuser-Busch InBev NV	13,408,260
1,266,863	British American Tobacco Plc	66,395,035
8,745,600	Coca-Cola Co. (The)	327,085,440
3,011,400	Japan Tobacco, Inc.	91,309,312
988,500	Lorillard, Inc.	124,066,635
517,900	Monster Beverage Corp. *	30,519,847
2,051,869	Nestle SA (Registered)	127,469,496
3,440,900	PepsiCo, Inc.	249,224,387
3,559,400	Philip Morris International, Inc.	317,854,420
1,715,593	Unilever NV	59,831,768

	Total Food, Beverage & Tobacco	1,407,164,600

	Health Care Equipment & Services — 7.5%
3,920,700	Express Scripts Holding Co. *	245,514,234
57,900	Henry Schein, Inc. *	4,447,299
31,800	Intuitive Surgical, Inc. *	15,638,922
463,300	Laboratory Corp. of America Holdings *	40,747,235
1,559,900	Medtronic, Inc.	63,425,534
609,500	Quest Diagnostics, Inc.	36,856,465
940,500	UnitedHealth Group, Inc.	51,069,150
1,613,100	Zimmer Holdings, Inc.	99,657,318

	Total Health Care Equipment & Services	557,356,157

Shares	Description	Value ($)
	Household & Personal Products — 5.6%
645,000	Church & Dwight Co., Inc.	35,307,300
1,797,900	Colgate–Palmolive Co.	191,134,749
2,749,000	Procter & Gamble Co. (The)	184,705,310

	Total Household & Personal Products	411,147,359

	Pharmaceuticals, Biotechnology & Life Sciences — 17.7%
3,163,200	Abbott Laboratories	207,316,128
203,000	Amgen, Inc.	17,035,760
402,565	AstraZeneca Plc	18,830,694
33,800	Eli Lilly & Co.	1,517,958
3,328,421	GlaxoSmithKline Plc	75,442,514
5,369,700	Johnson & Johnson	362,078,871
721,100	Merck & Co., Inc.	31,043,355
1,483,895	Novartis AG (Registered)	87,506,157
13,838,600	Pfizer, Inc.	330,188,996
464,989	Roche Holding AG	84,531,973
909,703	Sanofi	74,413,559
269,300	Takeda Pharmaceutical Co. Ltd.	12,660,735

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,302,566,700

	Retailing — 3.2%
1,234,500	Lowe’s Cos., Inc.	35,158,560
3,204,600	Target Corp.	205,382,814

	Total Retailing	240,541,374

	Software & Services — 18.4%
423,400	Google, Inc.-Class A *	290,067,106
892,000	International Business Machines Corp.	173,806,200
219,300	Mastercard, Inc.-Class A	92,741,970
10,280,600	Microsoft Corp.	316,848,092
12,180,700	Oracle Corp.	385,519,155
997	SAP AG	65,504
741,100	Visa, Inc.-Class A	95,046,075
245	Yahoo! Japan Corp.	84,576

	Total Software & Services	1,354,178,678

	Technology Hardware & Equipment — 11.7%
380,600	Apple, Inc.	253,190,344
17,160,900	Cisco Systems, Inc.	327,429,972
10,938,100	Hewlett-Packard Co.	184,635,128
1,542,200	Qualcomm, Inc.	94,783,612

	Total Technology Hardware & Equipment	860,039,056

	Telecommunication Services — 0.5%
20,057	NTT Docomo, Inc.	34,169,017

	TOTAL COMMON STOCKS (COST $7,036,332,637)	7,226,277,694

See accompanying notes to the financial statements.	13

U.S. Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 0.9%

	Affiliated Issuers — 0.9%
2,504,958	GMO U.S. Treasury Fund	62,623,959

	TOTAL MUTUAL FUNDS (COST $62,623,959)	62,623,959

	SHORT-TERM INVESTMENTS — 1.3%

	Money Market Funds — 0.4%
28,590,389	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	28,590,389

	U.S. Government — 0.9%
68,839,000	U.S. Treasury Bill, 0.09%, due 11/08/12 (b)	68,829,087

	TOTAL SHORT-TERM INVESTMENTS (COST $97,415,736)	97,419,476

	TOTAL INVESTMENTS — 100.2% (Cost $7,196,372,332)	7,386,321,129
	Other Assets and Liabilities (net) — (0.2%)	(12,758,694)

	TOTAL NET ASSETS — 100.0%	$7,373,562,435

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 32.

14	See accompanying notes to the financial statements.

U.S. Growth Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.7%
Mutual Funds	2.4
Short-Term Investments	0.5
Other	(1.6)

100.0%

Industry Group Summary	% of Equity Investments*
Software & Services	23.0%
Food, Beverage & Tobacco	16.3
Technology Hardware & Equipment	14.1
Pharmaceuticals, Biotechnology & Life Sciences	8.0
Retailing	7.3
Household & Personal Products	6.3
Food & Staples Retailing	4.7
Consumer Services	3.5
Capital Goods	3.4
Media	2.4
Semiconductors & Semiconductor Equipment	2.1
Consumer Durables & Apparel	1.9
Telecommunication Services	1.8
Health Care Equipment & Services	1.8
Materials	1.6
Energy	1.0
Transportation	0.4
Commercial & Professional Services	0.2
Insurance	0.1
Real Estate	0.1
Diversified Financials	0.0 ^

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

^	Rounds to 0.0%.

15

U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%

	Capital Goods — 3.3%
347	3M Co.	32,132
100	BE Aerospace, Inc. *	4,026
103	TransDigm Group, Inc. *	14,278
347	United Technologies Corp.	27,708
121	WABCO Holdings, Inc. *	7,105

	Total Capital Goods	85,249

	Commercial & Professional Services — 0.2%
57	Stericycle, Inc. *	5,217

	Consumer Durables & Apparel — 1.9%
102	Carter’s, Inc. *	5,682
100	Deckers Outdoor Corp. *	4,952
26	Fossil, Inc. *	2,209
192	Nike, Inc.-Class B	18,693
81	Ralph Lauren Corp.	12,851
28	VF Corp.	4,275

	Total Consumer Durables & Apparel	48,662

	Consumer Services — 3.5%
325	H&R Block, Inc.	5,382
233	Las Vegas Sands Corp.	9,877
603	McDonald’s Corp.	53,963
147	Starbucks Corp.	7,293
102	Wyndham Worldwide Corp.	5,318
72	Wynn Resorts Ltd.	7,428

	Total Consumer Services	89,261

	Diversified Financials — 0.0%
4	BlackRock, Inc.	705

	Energy — 1.0%
33	EOG Resources, Inc.	3,574
100	Kinder Morgan Inc./Delaware	3,577
81	Oceaneering International, Inc.	4,337
148	Range Resources Corp.	9,648
53	Schlumberger Ltd.	3,836

	Total Energy	24,972

	Food & Staples Retailing — 4.7%
201	Costco Wholesale Corp.	19,672
203	CVS Caremark Corp.	9,247
275	Kroger Co. (The)	6,127
505	Sysco Corp.	15,301
840	Wal–Mart Stores, Inc.	60,984
81	Whole Foods Market, Inc.	7,837

	Total Food & Staples Retailing	119,168

Shares	Description	Value ($)
	Food, Beverage & Tobacco — 16.1%
570	Altria Group, Inc.	19,357
228	Brown-Forman Corp.-Class B	14,615
349	Campbell Soup Co.	12,264
1,930	Coca-Cola Co. (The)	72,182
265	Flowers Foods, Inc.	5,472
468	General Mills, Inc.	18,407
300	Green Mountain Coffee Roasters, Inc. *	7,293
215	Hershey Co. (The)	15,441
263	Hillshire Brands Co.	6,856
221	HJ Heinz Co.	12,314
406	Hormel Foods Corp.	11,660
280	Kellogg Co.	14,182
136	Kraft Foods, Inc.-Class A	5,648
137	Lorillard, Inc.	17,195
235	McCormick & Co., Inc. (Non Voting)	14,438
66	Mead Johnson Nutrition Co.	4,840
256	Monster Beverage Corp. *	15,086
811	PepsiCo, Inc.	58,741
781	Philip Morris International, Inc.	69,743
325	Reynolds American, Inc.	14,983

	Total Food, Beverage & Tobacco	410,717

	Health Care Equipment & Services — 1.8%
46	Cardinal Health, Inc.	1,819
72	DaVita, Inc. *	7,003
272	Express Scripts Holding Co. *	17,033
181	HCA Holdings, Inc.	5,168
94	McKesson Corp.	8,188
148	Medtronic, Inc.	6,018

	Total Health Care Equipment & Services	45,229

	Household & Personal Products — 6.1%
263	Church & Dwight Co., Inc.	14,397
215	Clorox Co.	15,641
280	Colgate–Palmolive Co.	29,767
405	Estee Lauder Cos., Inc. (The),-Class A	24,280
270	Herbalife Ltd.	13,065
204	Kimberly–Clark Corp.	17,054
203	Nu Skin Enterprises, Inc.-Class A	8,423
518	Procter & Gamble Co. (The)	34,804

	Total Household & Personal Products	157,431

	Insurance — 0.1%
102	Marsh & McLennan Cos., Inc.	3,485

	Materials — 1.6%
36	Albemarle Corp.	1,970
40	Martin Marietta Materials, Inc.	3,055
287	Monsanto Co.	25,001
38	Sherwin-Williams Co. (The)	5,437

16	See accompanying notes to the financial statements.

U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Materials — continued
100	W.R. Grace & Co. *	5,776

	Total Materials	41,239

	Media — 2.4%
63	Comcast Corp-Class A	2,112
100	DIRECTV *	5,209
609	Liberty Global, Inc.-Class A *	33,660
160	News Corp.-Class A	3,743
3,306	Sirius XM Radio, Inc. *	8,364
106	Viacom, Inc.-Class B	5,301
54	Walt Disney Co. (The)	2,671

	Total Media	61,060

	Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
819	Abbott Laboratories	53,677
305	Amgen, Inc.	25,596
53	Biogen Idec, Inc. *	7,769
814	Bristol–Myers Squibb Co.	26,870
357	Eli Lilly & Co.	16,033
97	Endo Health Solutions, Inc. *	3,087
177	Gilead Sciences, Inc. *	10,211
80	Illumina, Inc. *	3,366
739	Johnson & Johnson	49,831
58	Watson Pharmaceuticals, Inc. *	4,718

	Total Pharmaceuticals, Biotechnology & Life Sciences	201,158

	Real Estate — 0.1%
21	American Tower Corp. REIT	1,478

	Retailing — 7.2%
79	Amazon.com, Inc. *	19,610
20	AutoZone, Inc. *	7,233
342	Dollar General Corp. *	17,466
152	Dollar Tree, Inc. *	7,322
44	Family Dollar Stores, Inc.	2,800
203	Gap Inc. (The)	7,272
200	Groupon, Inc. *	830
163	HomeAway, Inc. *	3,857
491	Home Depot, Inc.	27,864
138	Netflix, Inc. *	8,241
89	Priceline.com, Inc. *	53,807
55	Ross Stores, Inc.	3,805
541	TripAdvisor, Inc. *	18,091
37	Ulta Salon Cosmetics & Fragrance, Inc.	3,478
44	Urban Outfitters, Inc. *	1,652

	Total Retailing	183,328

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — 2.0%
261	Avago Technologies Ltd	9,545
1,424	Intel Corp.	35,358
200	Skyworks Solutions, Inc. *	6,092
38	Texas Instruments, Inc.	1,103

	Total Semiconductors & Semiconductor Equipment	52,098

	Software & Services — 22.7%
244	Accenture Plc.-Class A	15,030
40	Citrix Systems, Inc. *	3,108
144	Cognizant Technology Solutions Corp.-Class A *	9,256
348	eBay, Inc. *	16,520
53	Equinix, Inc. *	10,475
163	Genpact Ltd. *	2,975
202	Google, Inc.-Class A *	138,388
466	International Business Machines Corp.	90,800
104	Mastercard, Inc.-Class A	43,982
3,420	Microsoft Corp.	105,404
2,228	Oracle Corp.	70,516
181	Teradata Corp. *	13,825
142	Verisign, Inc. *	6,771
415	Visa, Inc.-Class A	53,224

	Total Software & Services	580,274

	Technology Hardware & Equipment — 13.9%
387	Apple, Inc.	257,448
832	EMC Corp. *	21,873
106	NetApp, Inc. *	3,659
1,187	Qualcomm, Inc.	72,953

	Total Technology Hardware & Equipment	355,933

	Telecommunication Services — 1.8%
230	Crown Castle International Corp. *	14,596
734	Verizon Communications, Inc.	31,518

	Total Telecommunication Services	46,114

	Transportation — 0.4%
452	Delta Air Lines, Inc. *	3,910
163	United Continental Holdings, Inc. *	3,007
52	United Parcel Service, Inc.-Class B	3,838

	Total Transportation	10,755

	TOTAL COMMON STOCKS (COST $2,053,476)	2,523,533

See accompanying notes to the financial statements.	17

U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 2.4%

	Affiliated Issuers — 2.4%
2,439	GMO U.S. Treasury Fund	60,973

	TOTAL MUTUAL FUNDS (COST $60,973)	60,973

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
13,294	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	13,294

	TOTAL SHORT-TERM INVESTMENTS (COST $13,294)	13,294

	TOTAL INVESTMENTS — 101.6% (Cost $2,127,743)	2,597,800
	Other Assets and Liabilities (net) — (1.6%)	(40,390)

	TOTAL NET ASSETS — 100.0%	$2,557,410

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 32.

18	See accompanying notes to the financial statements.

U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.8%
Mutual Funds	1.9
Short-Term Investments	0.4
Rights/Warrants	0.0 ^
Other	(0.1)

100.0%

Industry Group Summary	% of Equity Investments*
Pharmaceuticals, Biotechnology & Life Sciences	22.7%
Software & Services	13.9
Food, Beverage & Tobacco	8.7
Food & Staples Retailing	7.2
Health Care Equipment & Services	5.9
Energy	5.0
Technology Hardware & Equipment	4.8
Retailing	4.4
Telecommunication Services	4.4
Banks	4.3
Diversified Financials	4.0
Household & Personal Products	3.9
Capital Goods	2.8
Insurance	2.2
Semiconductors & Semiconductor Equipment	1.9
Consumer Durables & Apparel	1.0
Consumer Services	0.8
Media	0.8
Real Estate	0.4
Automobiles & Components	0.4
Transportation	0.2
Materials	0.2
Utilities	0.1

100.0%

^	Rounds to 0.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

19

U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%

	Automobiles & Components — 0.4%
1,600	General Motors Co. *	34,160

	Banks — 4.2%
1,300	Fifth Third Bancorp	19,682
1,300	KeyCorp.	10,959
900	PNC Financial Services Group, Inc.	55,944
1,000	US Bancorp	33,410
8,600	Wells Fargo & Co.	292,658

	Total Banks	412,653

	Capital Goods — 2.7%
700	3M Co.	64,820
33	Engility Holdings, Inc. *	611
600	General Dynamics Corp.	39,306
200	L-3 Communications Holdings, Inc.	14,048
590	Lockheed Martin Corp.	53,773
400	Northrop Grumman Corp.	26,756
800	Raytheon Co.	45,216
400	Tyco International Ltd.	22,552

	Total Capital Goods	267,082

	Consumer Durables & Apparel — 1.0%
200	Jarden Corp. *	9,666
300	Mattel, Inc.	10,542
400	Newell Rubbermaid, Inc.	7,172
460	Nike, Inc.-Class B	44,786
100	PVH Corp.	9,390
120	VF Corp.	18,322

	Total Consumer Durables & Apparel	99,878

	Consumer Services — 0.8%
300	Apollo Group, Inc.-Class A *	8,055
800	McDonald’s Corp.	71,592

	Total Consumer Services	79,647

	Diversified Financials — 3.9%
13,400	Bank of America Corp.	107,066
800	Bank of New York Mellon Corp. (The)	18,032
400	Capital One Financial Corp.	22,612
6,300	JPMorgan Chase & Co.	233,982

	Total Diversified Financials	381,692

	Energy — 4.9%
1,340	Chevron Corp.	150,294
1,429	ConocoPhillips	81,153
1,900	Exxon Mobil Corp.	165,870
500	Marathon Petroleum Corp.	25,875
714	Phillips 66	29,988

Shares	Description	Value ($)
	Energy — continued
700	Valero Energy Corp.	21,882

	Total Energy	475,062

	Food & Staples Retailing — 7.0%
2,400	CVS Caremark Corp.	109,320
900	Kroger Co. (The)	20,052
500	Safeway, Inc.	7,825
800	Sysco Corp.	24,240
1,500	Walgreen Co.	53,640
6,500	Wal–Mart Stores, Inc.	471,900

	Total Food & Staples Retailing	686,977

	Food, Beverage & Tobacco — 8.5%
2,200	Altria Group, Inc.	74,712
400	Archer-Daniels-Midland Co.	10,700
150	Brown-Forman Corp.-Class B	9,615
200	Bunge Ltd.	12,730
3,800	Coca-Cola Co. (The)	142,120
500	General Mills, Inc.	19,665
200	Hershey Co. (The)	14,364
300	Kellogg Co.	15,194
180	Lorillard, Inc.	22,592
3,797	PepsiCo, Inc.	275,017
2,400	Philip Morris International, Inc.	214,320
400	Reynolds American, Inc.	18,440

	Total Food, Beverage & Tobacco	829,469

	Health Care Equipment & Services — 5.7%
600	Aetna, Inc.	23,046
200	AmerisourceBergen Corp.	7,704
800	Baxter International, Inc.	46,944
300	Becton, Dickinson and Co.	22,794
2,000	Boston Scientific Corp. *	10,800
300	Covidien Plc	16,815
100	CR Bard, Inc.	9,811
300	McKesson Corp.	26,133
3,000	Medtronic, Inc.	121,980
300	Quest Diagnostics, Inc.	18,141
500	Stryker Corp.	26,630
500	St Jude Medical, Inc.	18,880
2,867	UnitedHealth Group, Inc.	155,678
500	WellPoint, Inc.	29,935
400	Zimmer Holdings, Inc.	24,712

	Total Health Care Equipment & Services	560,003

	Household & Personal Products — 3.8%
500	Avon Products, Inc.	7,725
200	Clorox Co.	14,550
450	Colgate–Palmolive Co.	47,840
300	Estee Lauder Cos., Inc. (The),-Class A	17,985

20	See accompanying notes to the financial statements.

U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Household & Personal Products — continued
1,000	Kimberly–Clark Corp.	83,600
3,000	Procter & Gamble Co. (The)	201,570

	Total Household & Personal Products	373,270

	Insurance — 2.1%
100	Allied World Assurance Co Holdings Ltd.	7,853
600	Allstate Corp. (The)	22,368
200	American Financial Group, Inc.	7,512
200	Assurant, Inc.	7,050
400	Chubb Corp.	29,556
700	Hartford Financial Services Group, Inc. (The)	12,551
500	Lincoln National Corp.	11,610
600	MetLife, Inc.	20,478
500	Prudential Financial, Inc.	27,255
200	Torchmark Corp.	10,236
800	Travelers Cos., Inc. (The)	51,792

	Total Insurance	208,261

	Materials — 0.2%
120	Sherwin-Williams Co. (The)	17,170

	Media — 0.8%
500	Gannett Co., Inc.	7,630
1,600	Time Warner, Inc.	66,480

	Total Media	74,110

	Pharmaceuticals, Biotechnology & Life Sciences — 22.2%
4,700	Abbott Laboratories	308,038
200	Allergan, Inc.	17,226
2,700	Amgen, Inc.	226,584
3,800	Bristol–Myers Squibb Co.	125,438
4,100	Eli Lilly & Co.	184,131
200	Endo Health Solutions, Inc. *	6,364
600	Forest Laboratories, Inc. *	20,814
1,900	Gilead Sciences, Inc. *	109,611
4,800	Johnson & Johnson	323,664
9,300	Merck & Co., Inc.	400,365
18,276	Pfizer, Inc.	436,065
200	Thermo Fisher Scientific, Inc.	11,470

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,169,770

	Real Estate — 0.4%
600	American Capital Agency Corp. REIT	20,904
1,200	Annaly Capital Management, Inc. REIT	20,772

	Total Real Estate	41,676

	Retailing — 4.4%
200	Advance Auto Parts, Inc.	14,224
500	Best Buy Co., Inc.	8,870
200	Dollar Tree, Inc. *	9,634

Shares	Description	Value ($)
	Retailing — continued
200	Expedia, Inc.	10,272
900	Gap Inc. (The)	32,238
200	Genuine Parts Co.	12,632
1,500	Home Depot, Inc.	85,125
200	Kohl’s Corp.	10,440
2,100	Lowe’s Cos., Inc.	59,808
700	Macy’s, Inc.	28,217
300	Ross Stores, Inc.	20,757
700	Staples, Inc.	7,644
1,100	Target Corp.	70,499
1,200	TJX Cos., Inc. (The)	54,948

	Total Retailing	425,308

	Semiconductors & Semiconductor Equipment — 1.9%
7,300	Intel Corp.	181,259

	Software & Services — 13.6%
800	Accenture Plc.-Class A	49,280
900	Activision Blizzard, Inc.	10,584
400	Amdocs Ltd. *	12,896
300	Automatic Data Processing, Inc.	17,424
200	BMC Software, Inc. *	8,280
900	CA, Inc.	23,427
700	eBay, Inc. *	33,229
400	Fidelity National Information Services, Inc.	12,600
260	Google, Inc.-Class A *	178,123
1,520	International Business Machines Corp.	296,172
300	Intuit, Inc.	17,562
16,300	Microsoft Corp.	502,366
4,900	Oracle Corp.	155,085
800	Symantec Corp. *	14,264

	Total Software & Services	1,331,292

	Technology Hardware & Equipment — 4.7%
200	Avnet, Inc. *	6,442
12,800	Cisco Systems, Inc.	244,224
2,200	Dell, Inc. *	23,298
200	Harris Corp.	9,406
3,400	Hewlett-Packard Co.	57,392
1,300	Qualcomm, Inc.	79,898
600	Western Digital Corp. *	25,092
1,400	Xerox Corp.	10,318

	Total Technology Hardware & Equipment	456,070

	Telecommunication Services — 4.3%
7,758	AT&T, Inc.	284,253
600	Centurylink, Inc.	25,356
2,652	Verizon Communications, Inc.	113,877

	Total Telecommunication Services	423,486

See accompanying notes to the financial statements.	21

U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Transportation — 0.2%
1,000	Delta Air Lines, Inc. *	8,650
500	United Continental Holdings, Inc. *	9,225

	Total Transportation	17,875

	Utilities — 0.1%
180	Entergy Corp.	12,254

	TOTAL COMMON STOCKS (COST $8,380,802)	9,558,424

	MUTUAL FUNDS — 1.9%

	Affiliated Issuers — 1.9%
7,480	GMO U.S. Treasury Fund	186,994

	TOTAL MUTUAL FUNDS (COST $187,012)	186,994

	RIGHTS/WARRANTS — 0.0%

	Insurance — 0.0%
160	American International Group, Inc., Warrants, Strike 45.00 *	2,080

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
400	Sanofi Aventis, Rights, Expires 12/31/20 *	560

	TOTAL RIGHTS/WARRANTS (COST $3,659)	2,640

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
39,378	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	39,378

	TOTAL SHORT-TERM INVESTMENTS (COST $39,378)	39,378

	TOTAL INVESTMENTS — 100.1% (Cost $8,610,851)	9,787,436
	Other Assets and Liabilities (net) — (0.1%)	(10,051)

	TOTAL NET ASSETS — 100.0%	$9,777,385

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 32.

22	See accompanying notes to the financial statements.

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.8%
Mutual Funds	1.7
Short-Term Investments	0.8
Other	(0.3)

100.0%

Industry Group Summary	% of Equity Investments*
Insurance	12.5%
Retailing	8.1
Software & Services	8.0
Banks	7.5
Capital Goods	6.5
Technology Hardware & Equipment	6.4
Materials	5.7
Commercial & Professional Services	5.6
Health Care Equipment & Services	5.4
Consumer Durables & Apparel	5.1
Consumer Services	4.1
Real Estate	3.4
Energy	3.2
Media	2.8
Food, Beverage & Tobacco	2.6
Pharmaceuticals, Biotechnology & Life Sciences	2.1
Diversified Financials	2.1
Utilities	2.0
Household & Personal Products	1.5
Food & Staples Retailing	1.3
Transportation	1.2
Telecommunication Services	1.0
Semiconductors & Semiconductor Equipment	1.0
Automobiles & Components	0.9

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

23

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%

	Automobiles & Components — 0.9%
400	American Axle & Manufacturing Holdings, Inc. *	4,468
300	Cooper Tire & Rubber Co.	5,997
400	Dana Holding Corp.	5,464
600	Federal-Mogul Corp. *	5,616
500	Lear Corp.	19,415
400	Standard Motor Products, Inc.	7,056
200	Tenneco, Inc. *	6,074
700	Thor Industries, Inc.	22,008

	Total Automobiles & Components	76,098

	Banks — 7.4%
300	1st Source Corp.	6,849
200	Arrow Financial Corp.	4,888
800	Astoria Financial Corp.	8,056
100	Bancfirst Corp.	4,138
600	Banco Latinoamericano de Comercio Exterior SA	12,636
800	Bancorpsouth, Inc.	11,792
300	Bank of Hawaii Corp.	13,869
200	Berkshire Hills Bancorp, Inc.	4,450
100	BofI Holding, Inc. *	2,355
500	BOK Financial Corp.	28,785
500	Boston Private Financial Holdings, Inc.	4,745
100	Camden National Corp.	3,692
200	Chemical Financial Corp.	4,588
200	Citizens & Northern Corp.	3,832
100	City Holding Co.	3,412
100	Commerce Bancshares, Inc.	4,023
500	Community Bank System, Inc.	14,020
200	Community Trust Bancorp	6,878
200	Cullen/Frost Bankers, Inc.	11,120
800	CVB Financial Corp.	9,560
400	Dime Community Bancshares	5,592
300	East West Bancorp, Inc.	6,582
200	Federal Agricultural Mortgage Corp.-Class C	4,952
300	Financial Institutions, Inc.	5,250
60	First Citizens BancShares, Inc.-Class A	9,908
800	First Commonwealth Financial Corp.	5,568
400	First Community Bancshares, Inc./VA	5,944
300	First Financial Bancorp.	4,884
100	First Financial Corp.	3,047
800	First Horizon National Corp.	7,168
400	First Interstate Bancsystem, Inc.	5,720
500	First Merchants Corp.	7,040
500	First Midwest Bancorp, Inc./IL	5,905
1,700	First Niagara Financial Group, Inc.	13,413
700	FirstMerit Corp.	10,983
400	Flushing Financial Corp.	6,096
800	FNB Corp.	8,760
800	Fulton Financial Corp.	7,784

Shares	Description	Value ($)
	Banks — continued
100	German American Bancorp, Inc.	2,300
200	Great Southern Bancorp, Inc.	5,876
300	Heartland Financial USA, Inc.	7,857
5,500	Hudson City Bancorp, Inc.	39,545
7,400	Huntington Bancshares, Inc.	48,840
200	Independent Bank Corp/Rockland MA	5,832
1,200	International Bancshares Corp.	21,912
200	Lakeland Financial Corp.	5,312
500	MainSource Financial Group, Inc.	6,015
200	MidWestOne Financial Group, Inc.	4,368
400	NBT Bancorp, Inc.	8,412
900	Old National Bancorp	11,880
400	Oriental Financial Group, Inc.	4,240
100	Park National Corp.	6,735
300	Peoples Bancorp, Inc.	6,630
200	Prosperity Bancshares, Inc.	8,420
400	Provident Financial Services, Inc.	6,176
300	Republic Bancorp, Inc.-Class A	6,765
200	S&T Bancorp	3,470
210	Southside Bancshares, Inc.	4,601
1,000	Susquehanna Bancshares, Inc.	10,510
500	TCF Financial Corp.	5,560
100	Tompkins Financial Corp.	3,884
900	Trustco Bank Corp. NY	5,022
600	Trustmark Corp.	14,214
400	UMB Financial Corp.	19,612
400	Union First Market Bankshares Corp.	5,872
400	United Bankshares, Inc.	9,732
300	Univest Corp. of Pennsylvania	4,929
420	Valley National Bancorp	4,074
600	Virginia Commerce Bancorp, Inc. *	4,854
300	Washington Federal, Inc.	4,830
200	Washington Trust Bancorp, Inc.	4,952
700	Webster Financial Corp.	14,896
300	WesBanco, Inc.	6,096
100	Westamerica Bancorporation	4,655
400	Zions Bancorporation	7,700

	Total Banks	634,862

	Capital Goods — 6.4%
300	AAR Corp.	4,464
600	Aceto Corp.	5,364
300	Aecom Technology Corp. *	5,817
900	Aircastle Ltd.	10,278
100	Alamo Group, Inc.	2,909
200	Albany International Corp.-Class A	4,224
400	Alliant Techsystems, Inc.	19,596
500	Applied Industrial Technologies, Inc.	20,340
200	AZZ, Inc.	6,352
200	Barnes Group, Inc.	4,734

24	See accompanying notes to the financial statements.

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
300	Beacon Roofing Supply, Inc. *	8,442
200	Belden, Inc.	6,826
400	Brady Corp.-Class A	11,232
400	Briggs & Stratton Corp.	6,928
200	Carlisle Cos., Inc.	10,468
100	Cascade Corp.	4,907
200	Ceradyne, Inc.	4,750
100	Crane Co.	3,799
500	Curtiss-Wright Corp.	15,030
200	DXP Enterprises, Inc. *	9,222
300	EMCOR Group, Inc.	8,289
500	EnerSys *	18,625
100	EnPro Industries, Inc. *	3,754
100	ESCO Technologies, Inc.	3,543
100	Esterline Technologies Corp. *	5,980
900	Exelis, Inc.	9,090
100	GATX Corp.	4,116
200	General Cable Corp. *	5,418
200	Granite Construction, Inc.	5,514
300	Harsco Corp.	6,117
400	Hubbell, Inc.-Class B	32,328
700	Huntington Ingalls Industries, Inc. *	28,049
300	Interline Brands, Inc. *	7,638
400	ITT Corp.	7,960
300	John Bean Technologies Corp.	4,788
100	Kaman Corp.	3,280
100	Lennox International, Inc.	4,751
200	Lincoln Electric Holdings, Inc.	8,250
700	Manitowoc Co. (The), Inc.	9,016
700	Meritor, Inc. *	3,129
300	Moog, Inc.-Class A *	10,989
200	MSC Industrial Direct Co., Inc.-Class A	13,860
100	Mueller Industries, Inc.	4,310
130	NACCO Industries, Inc.-Class A	13,832
300	Navistar International Corp. *	6,594
400	Orbital Sciences Corp. *	5,520
1,000	Oshkosh Corp. *	25,340
300	Pentair, Inc.	12,750
9	Seaboard Corp. *	18,803
100	Standex International Corp.	4,464
100	Teledyne Technologies, Inc. *	6,451
200	Timken Co. (The)	8,032
200	Toro Co. (The)	7,440
100	Triumph Group, Inc.	5,943
500	Tutor Perini Corp. *	5,305
100	Universal Forest Products, Inc.	3,843
500	URS Corp.	18,205
100	Watsco, Inc.	7,546

Shares	Description	Value ($)
	Capital Goods — continued
200	Watts Water Technologies, Inc.-Class A	7,330
300	WESCO International, Inc. *	17,334

	Total Capital Goods	549,208

	Commercial & Professional Services — 5.4%
600	ABM Industries, Inc.	12,132
1,000	ACCO Brands Corp. *	6,590
1,100	Avery Dennison Corp.	34,353
300	Brink’s Co. (The)	6,678
800	CBIZ, Inc. *	4,432
300	CDI Corp.	4,941
1,200	Cintas Corp.	48,504
100	Consolidated Graphics, Inc. *	2,679
400	Corrections Corp. of America	13,324
400	Courier Corp.	4,488
700	Deluxe Corp.	19,859
500	Dun & Bradstreet Corp.	40,475
200	Encore Capital Group, Inc. *	5,606
300	Ennis, Inc.	4,377
1,100	Equifax, Inc.	50,358
500	FTI Consulting, Inc. *	13,005
100	G&K Services, Inc.-Class A	3,137
400	HNI Corp.	11,088
200	ICF International, Inc. *	4,408
200	Insperity, Inc.	4,890
400	Intersections, Inc.	4,388
400	Kelly Services, Inc.-Class A	4,936
800	Kimball International, Inc.-Class B	8,984
900	Manpower, Inc.	33,399
200	Mine Safety Appliances Co.	6,974
600	Navigant Consulting, Inc. *	6,630
1,800	Pitney Bowes, Inc.	24,048
400	Quad Graphics, Inc.	7,328
1,700	RR Donnelley & Sons Co.	18,666
200	Standard Parking Corp. *	4,618
1,500	Steelcase, Inc.-Class A	14,550
300	Sykes Enterprises, Inc. *	4,047
400	TMS International Corp.-Class A *	4,028
200	Towers Watson & Co.-Class A	10,864
300	TrueBlue, Inc. *	4,659
100	UniFirst Corp.	6,351
400	United Stationers, Inc.	9,676

	Total Commercial & Professional Services	469,470

	Consumer Durables & Apparel — 5.0%
600	American Greetings Corp.-Class A	8,634
100	Arctic Cat, Inc. *	4,326
200	Blyth, Inc.	8,464
500	Carter’s, Inc. *	27,855
200	CSS Industries, Inc.	3,994

See accompanying notes to the financial statements.	25

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Consumer Durables & Apparel — continued
700	Fifth & Pacific Co., Inc. *	9,275
200	G-III Apparel Group Ltd. *	6,348
300	Hanesbrands, Inc. *	9,729
700	Hasbro, Inc.	26,257
400	Helen of Troy Ltd. *	12,576
300	Iconix Brand Group, Inc. *	5,610
400	Jakks Pacific, Inc.	6,656
1,100	Jarden Corp. *	53,163
1,000	Jones Group (The), Inc.	12,670
400	La-Z-Boy, Inc. *	5,520
200	Mohawk Industries, Inc. *	14,410
100	Movado Group, Inc.	3,516
3,300	Newell Rubbermaid, Inc.	59,169
100	Oxford Industries, Inc.	5,453
300	Perry Ellis International, Inc. *	6,186
600	PVH Corp.	56,340
500	Skechers U.S.A., Inc. *	10,835
100	Sturm, Ruger & Co., Inc.	4,330
200	Tupperware Brands Corp.	10,696
300	Warnaco Group (The), Inc. *	15,426
400	Whirlpool Corp.	30,184
200	Wolverine World Wide, Inc.	9,406

	Total Consumer Durables & Apparel	427,028

	Consumer Services — 4.0%
500	Ameristar Casinos, Inc.	8,425
1,000	Apollo Group, Inc.-Class A *	26,850
200	Bally Technologies, Inc. *	8,858
400	Bob Evans Farms, Inc.	15,736
1,000	Boyd Gaming Corp. *	6,010
800	Bridgepoint Education, Inc. *	7,888
800	Brinker International, Inc.	27,568
400	Caesars Entertainment Corp. *	2,872
100	Capella Education Co. *	3,107
1,100	Career Education Corp. *	3,465
200	CEC Entertainment, Inc.	5,942
100	Churchill Downs, Inc.	5,723
100	Coinstar, Inc. *	5,112
400	Cracker Barrel Old Country Store, Inc.	25,192
500	DeVry, Inc.	9,655
200	DineEquity, Inc. *	10,594
200	Domino’s Pizza, Inc.	7,088
1,400	Education Management Corp. *	4,186
3,000	H&R Block, Inc.	49,680
700	Hillenbrand, Inc.	12,684
100	Isle of Capri Casinos, Inc. *	626
300	ITT Educational Services, Inc. *	9,603
200	Jack in the Box, Inc. *	5,218
400	Marcus Corp. (The)	5,164
200	Marriott Vacations Worldwide Corp. *	6,424

Shares	Description	Value ($)
	Consumer Services — continued
200	Matthews International Corp.-Class A	5,986
200	Papa John’s International, Inc. *	10,298
100	Red Robin Gourmet Burgers, Inc. *	3,101
1,000	Regis Corp.	18,010
700	Ruby Tuesday, Inc. *	4,732
400	Scientific Games Corp.-Class A *	2,932
500	Service Corp. International	6,520
600	Speedway Motorsports, Inc.	9,198
110	Strayer Education, Inc.	7,126
500	Wendy’s Co. (The)	2,135

	Total Consumer Services	343,708

	Diversified Financials — 2.0%
800	American Capital Ltd. *	8,792
700	Apollo Investment Corp.	5,614
800	BGC Partners, Inc.-Class A	3,608
600	BlackRock Kelso Capital Corp.	5,934
400	Calamos Asset Management, Inc.	4,452
200	Cash America International, Inc.	7,764
100	Credit Acceptance Corp. *	9,846
300	DFC Global Corp. *	5,586
400	Duff & Phelps Corp-Class A	5,300
200	EZCORP, Inc.-Class A *	4,530
300	Federated Investors Inc.-Class B	6,366
1,100	GFI Group, Inc.	3,080
400	Interactive Brokers Group, Inc.-Class A	5,528
400	Investment Technology Group, Inc. *	3,388
1,400	Janus Capital Group, Inc.	12,208
900	Knight Capital Group, Inc.-Class A *	2,484
1,100	NASDAQ OMX Group, Inc. (The)	25,157
900	Nelnet, Inc.-Class A	21,555
300	Oppenheimer Holdings, Inc.-Class A	4,476
600	PHH Corp. *	10,470
200	Piper Jaffray Cos., Inc. *	4,922
200	Solar Capital Ltd.	4,626
100	Stifel Financial Corp. *	3,268
100	World Acceptance Corp. *	7,300

	Total Diversified Financials	176,254

	Energy — 3.1%
500	Alon USA Energy, Inc.	6,840
600	Alpha Natural Resources, Inc. *	3,564
100	Bristow Group, Inc.	4,689
400	CVR Energy, Inc. *	11,928
800	Delek US Holdings, Inc.	21,008
500	Exterran Holdings, Inc. *	9,195
700	Frontline Ltd. *	2,191
300	Helix Energy Solutions Group, Inc. *	5,286
1,000	HollyFrontier Corp.	40,290
500	Nabors Industries Ltd. *	7,385

26	See accompanying notes to the financial statements.

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
200	REX American Resources Corp. *	3,480
100	SEACOR Holdings, Inc. *	8,601
300	Ship Finance International Ltd.	4,842
800	Sunoco, Inc.	37,752
1,000	Tesoro Corp.	39,740
300	W&T Offshore, Inc.	5,178
1,000	Western Refining, Inc.	27,970
800	World Fuel Services Corp.	29,768

	Total Energy	269,707

	Food & Staples Retailing — 1.3%
200	Andersons (The), Inc.	8,034
60	Arden Group, Inc.-Class A	5,416
200	Casey’s General Stores, Inc.	11,310
400	Harris Teeter Supermarkets, Inc.	15,628
300	Ingles Markets, Inc.-Class A	4,791
200	Nash Finch Co.	3,938
400	Pantry, Inc. *	5,608
1,100	Safeway, Inc.	17,215
400	Spartan Stores, Inc.	6,124
300	Susser Holdings Corp. *	10,206
200	Village Super Market, Inc.	6,666
400	Weis Markets, Inc.	16,860

	Total Food & Staples Retailing	111,796

	Food, Beverage & Tobacco — 2.6%
1,700	Alliance One International, Inc. *	4,930
300	Cal-Maine Foods, Inc.	12,054
200	Central European Distribution Corp. *	546
600	Chiquita Brands International, Inc. *	3,600
100	Coca-Cola Bottling Co.	6,864
1,500	Constellation Brands, Inc.-Class A *	49,410
2,100	Dean Foods Co. *	34,482
1,100	Dole Food Co., Inc. *	14,168
300	Flowers Foods, Inc.	6,195
500	Fresh Del Monte Produce, Inc.	12,350
400	Ingredion, Inc.	21,532
1,100	Pilgrim’s Pride Corp. *	5,852
100	Ralcorp Holdings, Inc. *	7,096
1,200	Smithfield Foods, Inc. *	23,184
400	Universal Corp.	18,972

	Total Food, Beverage & Tobacco	221,235

	Health Care Equipment & Services — 5.3%
400	Alere, Inc. *	7,512
200	Almost Family, Inc. *	4,416
500	Amedisys, Inc. *	7,040
200	AMERIGROUP Corp. *	18,184
100	BioScrip, Inc. *	850
300	Centene Corp. *	12,183

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
100	Chemed Corp.	6,603
1,000	Community Health Systems, Inc. *	27,040
400	Conmed Corp.	10,808
1,700	Coventry Health Care, Inc.	70,771
300	DENTSPLY International, Inc.	10,881
100	Gentiva Health Services, Inc. *	1,098
100	Greatbatch, Inc. *	2,315
1,100	Health Net, Inc. *	25,575
100	Healthways, Inc. *	1,048
500	Hill-Rom Holdings, Inc.	13,865
100	ICU Medical, Inc. *	5,550
200	Integra LifeSciences Holdings Corp. *	7,868
200	Invacare Corp.	2,748
500	Kindred Healthcare, Inc. *	5,580
300	LHC Group, Inc. *	5,220
500	LifePoint Hospitals, Inc. *	20,210
300	Magellan Health Services, Inc. *	14,883
541	Metropolitan Health Networks, Inc. *	4,350
450	Molina Healthcare, Inc. *	10,908
100	National Healthcare Corp.	4,469
1,100	Omnicare, Inc.	35,618
100	Orthofix International (Non Voting) *	4,232
700	Owens & Minor, Inc.	19,593
400	Patterson Cos., Inc.	13,588
400	PharMerica Corp. *	5,040
300	PSS World Medical, Inc. *	6,477
600	Select Medical Holdings Corp. *	6,210
100	Skilled Healthcare Group, Inc.-Class A *	572
200	STERIS Corp.	6,848
300	Teleflex, Inc.	19,809
400	Triple-S Management Corp.-Class B *	8,176
500	Universal American Corp. *	4,525
400	WellCare Health Plans, Inc. *	22,676

	Total Health Care Equipment & Services	455,339

	Household & Personal Products — 1.5%
1,000	Central Garden & Pet Co.-Class A *	11,800
200	Elizabeth Arden, Inc. *	9,308
400	Energizer Holdings, Inc.	27,560
900	Harbinger Group, Inc. *	7,524
300	Herbalife Ltd.	14,517
300	Inter Parfums, Inc.	4,980
500	Nu Skin Enterprises, Inc.-Class A	20,745
400	Prestige Brands Holdings, Inc. *	6,424
600	Revlon, Inc.-Class A *	7,962
300	Spectrum Brands Holdings, Inc.	11,049
200	USANA Health Sciences, Inc. *	9,070

	Total Household & Personal Products	130,939

See accompanying notes to the financial statements.	27

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Insurance — 12.3%
500	Allied World Assurance Co Holdings Ltd.	39,265
800	Alterra Capital Holdings Ltd.	18,376
600	American Equity Investment Life Holding Co.	6,936
1,300	American Financial Group, Inc.	48,828
300	American National Insurance Co.	21,207
200	Amerisafe, Inc. *	5,028
770	AmTrust Financial Services, Inc.	20,074
800	Arch Capital Group Ltd. *	31,928
200	Argo Group International Holdings Ltd.	5,912
500	Arthur J. Gallagher & Co.	17,860
300	Aspen Insurance Holdings Ltd.	8,724
1,200	Assurant, Inc.	42,300
1,700	Assured Guaranty Ltd.	22,440
1,100	Axis Capital Holdings Ltd.	37,477
2,400	CNO Financial Group, Inc.	21,360
200	EMC Insurance Group, Inc.	3,928
400	Endurance Specialty Holdings Ltd.	15,124
100	Enstar Group Ltd. *	9,246
350	Everest Re Group Ltd.	36,281
200	FBL Financial Group, Inc.-Class A	6,624
1,900	Fidelity National Financial, Inc.-Class A	35,796
1,200	First American Financial Corp.	23,124
3,100	Genworth Financial, Inc.-Class A *	16,399
400	Hanover Insurance Group (The), Inc.	14,276
1,000	HCC Insurance Holdings, Inc.	33,080
700	Horace Mann Educators Corp.	12,299
100	Infinity Property & Casualty Corp.	5,610
200	Kansas City Life Insurance Co.	7,072
700	Kemper Corp.	21,420
800	Maiden Holdings Ltd.	7,344
600	MBIA, Inc. *	6,528
600	Meadowbrook Insurance Group, Inc.	4,554
400	Mercury General Corp.	15,316
400	Montpelier Re Holdings Ltd.	8,624
400	National Financial Partners Corp. *	5,896
200	National Interstate Corp.	4,970
30	National Western Life Insurance Co.-Class A	4,152
400	OneBeacon Insurance Group Ltd.-Class A	5,164
400	PartnerRe Ltd.	29,360
100	Presidential Life Corp.	1,394
800	Primerica, Inc.	23,328
400	ProAssurance Corp.	35,692
1,300	Protective Life Corp.	36,725
800	Reinsurance Group of America, Inc.	46,992
100	RenaissanceRe Holdings Ltd.	7,725
100	RLI Corp.	6,336
100	Safety Insurance Group, Inc.	4,529
500	Selective Insurance Group, Inc.	8,965
700	StanCorp Financial Group, Inc.	21,854
400	State Auto Financial Corp.	5,620

Shares	Description	Value ($)
	Insurance — continued
400	Stewart Information Services Corp.	7,908
1,800	Symetra Financial Corp.	21,996
1,500	Torchmark Corp.	76,770
500	Tower Group, Inc.	9,320
1,100	Validus Holdings Ltd.	36,861
700	W.R. Berkley Corp.	26,166

	Total Insurance	1,058,083

	Materials — 5.6%
400	A Schulman, Inc.	9,716
100	AEP Industries, Inc. *	5,035
500	AK Steel Holding Corp.	2,610
100	American Vanguard Corp.	2,942
400	Ashland, Inc.	29,452
600	Ball Corp.	25,302
800	Bemis Co., Inc.	24,208
800	Boise, Inc.	6,024
200	Cabot Corp.	6,966
1,100	Commercial Metals Co.	14,014
200	Cytec Industries, Inc.	13,694
300	Domtar Corp.	21,732
800	Ferro Corp. *	2,624
200	Georgia Gulf Corp.	7,928
600	Graphic Packaging Holding Co. *	3,354
500	HB Fuller Co.	15,205
1,500	Huntsman Corp.	21,570
100	Innophos Holdings, Inc.	4,729
100	Koppers Holdings, Inc.	3,241
200	Kraton Performance Polymers, Inc. *	4,290
100	Minerals Technologies, Inc.	6,781
400	Myers Industries, Inc.	5,920
200	Neenah Paper, Inc.	5,582
60	NewMarket Corp.	14,767
400	Noranda Aluminum Holding Corp.	2,384
200	OM Group, Inc. *	3,688
700	Omnova Solutions, Inc. *	5,453
600	Owens-Illinois, Inc. *	10,488
200	PH Glatfelter Co.	3,360
400	PolyOne Corp.	6,312
100	Quaker Chemical Corp.	4,705
500	Reliance Steel & Aluminum Co.	25,715
1,100	RPM International, Inc.	30,151
200	Schnitzer Steel Industries, Inc.-Class A	5,524
1,000	Sealed Air Corp.	14,270
500	Sonoco Products Co.	15,295
1,100	Steel Dynamics, Inc.	13,442
100	Stepan Co.	9,552
200	TPC Group, Inc. *	8,206
200	Tredegar Corp.	3,236
800	Valspar Corp.	42,672

28	See accompanying notes to the financial statements.

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Materials — continued
600	Wausau Paper Corp.	5,388
600	Worthington Industries, Inc.	12,540

	Total Materials	480,067

	Media — 2.7%
700	Belo Corp.-Class A	5,110
800	Cablevision Systems Corp.-Class A	11,960
3,200	Gannett Co., Inc.	48,832
500	Harte-Hanks, Inc.	3,480
200	John Wiley and Sons, Inc.-Class A	9,868
1,200	Journal Communications, Inc.-Class A *	6,432
100	LIN TV Corp.-Class A *	405
1,100	Lions Gate Entertainment Corp. *	16,258
700	Live Nation Entertainment, Inc. *	5,964
700	Meredith Corp.	22,792
1,700	New York Times Co. (The)-Class A *	15,623
900	Regal Entertainment Group-Class A	12,510
500	Scholastic Corp.	15,275
1,300	Sinclair Broadcast Group, Inc.	15,028
500	Valassis Communications, Inc. *	12,535
97	Washington Post Co. (The)-Class B	34,193

	Total Media	236,265

	Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
500	Cambrex Corp. *	6,090
200	Charles River Laboratories International, Inc. *	7,264
1,600	Endo Health Solutions, Inc. *	50,912
200	Hi-Tech Pharmacal Co., Inc. *	7,138
300	Obagi Medical Products, Inc. *	4,008
400	Par Pharmaceutical Cos., Inc. *	19,920
2,400	PDL BioPharma, Inc.	17,664
1,100	PerkinElmer, Inc.	30,030
500	Viropharma, Inc. *	13,300
1,500	Warner Chilcott Plc.-Class A	20,430

	Total Pharmaceuticals, Biotechnology & Life Sciences	176,756

	Real Estate — 3.4%
200	American Capital Mortgage Investment Corp. REIT	4,946
2,000	Anworth Mortgage Asset Corp. REIT	13,720
300	Apollo Residential Mortgage, Inc. REIT	6,132
800	ARMOUR Residential REIT, Inc.	5,968
600	Ashford Hospitality Trust, Inc. REIT	4,968
500	Brandywine Realty Trust REIT	6,100
1,300	Capstead Mortgage Corp. REIT	18,642
500	CommonWealth REIT	7,485
500	CreXus Investment Corp. REIT	5,140
1,300	CYS Investments, Inc. REIT	18,694
500	Dynex Capital, Inc. REIT	5,225
1,300	Hatteras Financial Corp. REIT	37,687
1,200	Hospitality Properties Trust REIT	28,884

Shares	Description	Value ($)
	Real Estate — continued
1,200	Invesco Mortgage Capital, Inc. REIT	24,588
800	iStar Financial, Inc. REIT *	5,744
100	LTC Properties, Inc. REIT	3,374
2,600	MFA Financial, Inc. REIT	21,294
500	Mission West Properties, Inc. REIT	4,510
2,200	Newcastle Investment Corp. REIT	16,720
2,000	NorthStar Realty Finance Corp. REIT	11,740
400	Pennsylvania Real Estate Investment Trust REIT	6,288
600	Pennymac Mortgage Investment Trust REIT	12,924
1,600	Two Harbors Investment Corp. REIT	18,544

	Total Real Estate	289,317

	Retailing — 7.9%
900	Aaron’s, Inc.	26,883
200	Abercrombie & Fitch Co.-Class A	7,198
800	Advance Auto Parts, Inc.	56,896
900	Aeropostale, Inc. *	12,537
100	America’s Car-Mart, Inc. *	4,561
2,000	American Eagle Outfitters, Inc.	44,480
400	ANN, Inc. *	14,232
400	Asbury Automotive Group, Inc. *	11,076
1,500	Ascena Retail Group, Inc. *	29,700
600	Barnes & Noble, Inc. *	7,182
600	Big 5 Sporting Goods Corp.	5,112
700	Big Lots, Inc. *	21,308
900	Brown Shoe Co., Inc.	13,509
200	Buckle (The), Inc.	9,108
400	Cato Corp. (The)-Class A	11,748
400	Chico’s FAS, Inc.	7,576
100	Childrens Place Retail Stores (The), Inc. *	5,694
700	Collective Brands, Inc. *	15,148
500	Conn’s, Inc. *	11,580
200	Core-Mark Holding Co., Inc.	9,108
300	Destination Maternity Corp.	5,505
400	Dillard’s, Inc.-Class A	30,032
100	Finish Line (The), Inc.-Class A	2,296
1,000	Foot Locker, Inc.	34,570
400	Fred’s, Inc.-Class A	5,332
1,400	GameStop Corp.-Class A	26,712
200	Genesco, Inc. *	14,130
400	Group 1 Automotive, Inc.	22,004
500	Guess?, Inc.	13,030
500	hhgregg, Inc. *	3,545
100	Hibbett Sports, Inc. *	5,804
200	Hot Topic, Inc.	1,890
300	HSN, Inc.	13,509
400	Lithia Motors, Inc.-Class A	11,684
700	Men’s Wearhouse (The), Inc.	22,120
900	OfficeMax, Inc.	5,229
1,300	Penske Auto Group, Inc.	34,632

See accompanying notes to the financial statements.	29

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
400	Pep Boys-Manny Moe & Jack Co. (The)	3,596
200	Pool Corp.	7,878
800	RadioShack Corp.	1,944
1,000	Rent-A-Center, Inc.	35,280
200	Sears Holdings Corp. *	10,550
150	Shoe Carnival, Inc.	3,300
800	Sonic Automotive, Inc.	14,296
400	Stage Stores, Inc.	8,568
700	Stein Mart, Inc. *	6,328
700	Systemax, Inc. *	8,155
400	VOXX International Corp. *	3,000
400	West Marine, Inc. *	4,160

	Total Retailing	683,715

	Semiconductors & Semiconductor Equipment — 0.9%
400	Advanced Energy Industries, Inc. *	5,108
1,800	Amkor Technology, Inc. *	8,442
500	Brooks Automation, Inc.	4,005
600	Fairchild Semiconductor International, Inc. *	8,712
360	First Solar, Inc. *	7,196
1,100	GT Advanced Technologies, Inc. *	6,380
1,000	Integrated Device Technology, Inc. *	5,320
500	Integrated Silicon Solution, Inc. *	4,955
600	Intersil Corp.-Class A	5,298
300	MKS Instruments, Inc.	8,133
700	Photronics, Inc. *	4,109
800	PMC-Sierra, Inc. *	4,680
700	Spansion, Inc. *	8,001

	Total Semiconductors & Semiconductor Equipment	80,339

	Software & Services — 7.8%
800	Actuate Corp. *	5,592
300	Acxiom Corp. *	5,118
300	Alliance Data Systems Corp. *	41,295
1,700	Amdocs Ltd. *	54,808
1,300	AOL, Inc. *	43,771
600	Booz Allen Hamilton Holding Corp.	11,016
200	Broadridge Financial Solutions, Inc.	4,736
300	CACI International, Inc.-Class A *	16,017
1,200	CIBER, Inc. *	4,164
1,200	Computer Sciences Corp.	38,652
600	Compuware Corp. *	6,000
1,600	Convergys Corp.	24,816
500	CoreLogic, Inc. *	12,300
400	CSG Systems International, Inc. *	8,484
100	Deltek, Inc. *	1,294
400	DST Systems, Inc.	20,352
1,700	EarthLink, Inc.	11,356
300	Ebix, Inc.	7,197
400	EPIQ Systems, Inc.	4,688

Shares	Description	Value ($)
	Software & Services — continued
100	ePlus, Inc. *	3,405
300	Euronet Worldwide, Inc. *	5,328
400	Fair Isaac Corp.	17,084
1,000	Global Cash Access Holdings, Inc. *	7,670
200	Global Payments, Inc.	8,330
300	Heartland Payment Systems, Inc.	9,114
300	IAC/InterActiveCorp	15,552
200	j2 Global, Inc.	5,894
200	JDA Software Group, Inc. *	6,160
1,200	Lender Processing Services, Inc.	33,684
100	Manhattan Associates, Inc. *	5,058
400	Mantech International Corp.-Class A	8,960
900	Mentor Graphics Corp. *	14,877
500	NeuStar, Inc.-Class A *	18,785
300	Parametric Technology Corp. *	6,375
404	QAD, Inc.-Class A *	4,949
400	Quest Software, Inc. *	11,180
400	Rosetta Stone, Inc. *	4,604
2,000	SAIC, Inc.	24,420
1,500	Synopsys, Inc. *	49,545
300	TeleNav, Inc. *	1,812
400	TeleTech Holdings, Inc. *	6,604
500	TNS, Inc. *	7,305
1,900	Total System Services, Inc.	44,042
400	Unisys Corp. *	8,452
1,200	United Online, Inc.	5,976
400	Valueclick, Inc. *	6,504
200	VistaPrint NV *	7,214
400	Websense, Inc. *	6,152

	Total Software & Services	676,691

	Technology Hardware & Equipment — 6.2%
400	Anixter International, Inc.	24,052
700	Arris Group, Inc. *	9,541
1,200	Arrow Electronics, Inc. *	43,500
2,000	Avnet, Inc. *	64,420
1,000	AVX Corp.	10,240
500	Benchmark Electronics, Inc. *	8,025
200	Black Box Corp.	5,198
800	Brightpoint, Inc. *	7,176
3,500	Brocade Communications Systems, Inc. *	20,300
300	Comtech Telecommunications Corp.	8,436
500	Diebold, Inc.	16,290
700	Dolby Laboratories, Inc.-Class A *	23,226
500	Emulex Corp. *	3,425
1,400	Harris Corp.	65,842
800	Imation Corp. *	4,568
1,800	Ingram Micro, Inc.-Class A *	27,486
900	Insight Enterprises, Inc. *	16,164
100	Itron, Inc. *	4,336

30	See accompanying notes to the financial statements.

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
900	Jabil Circuit, Inc.	20,502
1,100	Lexmark International, Inc.	23,881
100	MTS Systems Corp.	5,081
400	PC Connection, Inc.	4,876
200	Plantronics, Inc.	7,132
1,100	Power-One, Inc. *	6,754
1,200	QLogic Corp. *	14,604
1,400	Sanmina-SCI Corp. *	12,096
200	Synaptics, Inc. *	6,084
800	SYNNEX Corp. *	27,624
600	Tech Data Corp. *	29,148
400	TTM Technologies, Inc. *	4,240
1,500	Vishay Intertechnology, Inc. *	14,340

	Total Technology Hardware & Equipment	538,587

	Telecommunication Services — 0.9%
3,300	Cincinnati Bell, Inc. *	15,477
300	Consolidated Communications Holdings, Inc.	4,884
3,400	Frontier Communications Corp.	15,708
600	Leap Wireless International, Inc. *	3,282
700	Premiere Global Services, Inc. *	6,482
300	Primus Telecommunications Group, Inc.	4,302
800	Telephone & Data Systems, Inc.	19,616
200	United States Cellular Corp. *	7,590
400	USA Mobility, Inc.	4,564

	Total Telecommunication Services	81,905

	Transportation — 1.2%
500	Alaska Air Group, Inc. *	16,775
400	Avis Budget Group, Inc. *	6,568
200	Copa Holdings SA - Class A	15,526
900	Hawaiian Holdings, Inc. *	5,337
1,000	JetBlue Airways Corp. *	4,900
200	Landstar System, Inc.	9,454
100	Macquarie Infrastructure Co. LLC	4,229
900	Republic Airways Holdings, Inc. *	4,005
500	Skywest, Inc.	4,385
2,200	US Airways Group, Inc. *	23,452
400	UTi Worldwide, Inc.	5,492

	Total Transportation	100,123

	Utilities — 2.0%
100	Alliant Energy Corp.	4,408
100	American States Water Co.	4,358
100	Avista Corp.	2,540
300	Cleco Corp.	12,279
1,300	CMS Energy Corp.	29,991
300	Integrys Energy Group, Inc.	16,197
100	Laclede Group (The), Inc.	4,225
600	NRG Energy, Inc.	12,804

Shares	Description	Value ($)
	Utilities — continued
500	Pepco Holdings, Inc.	9,655
400	PNM Resources, Inc.	8,228
300	Portland General Electric Co.	8,052
700	SCANA Corp.	33,152
400	UGI Corp.	12,192
100	UNS Energy Corp.	4,006
300	Vectren Corp.	8,463

	Total Utilities	170,550

	TOTAL COMMON STOCKS (COST $8,096,475)	8,438,042

	MUTUAL FUNDS — 1.7%

	Affiliated Issuers — 1.7%
6,000	GMO U.S. Treasury Fund	149,998

	TOTAL MUTUAL FUNDS (COST $149,998)	149,998

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%
66,791	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	66,791

	TOTAL SHORT-TERM INVESTMENTS (COST $66,791)	66,791

	TOTAL INVESTMENTS — 100.3% (Cost $8,313,264)	8,654,831
	Other Assets and Liabilities (net) — (0.3%)	(27,974)

	TOTAL NET ASSETS — 100.0%	$8,626,857

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 32.

See accompanying notes to the financial statements.	31

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Currency Abbreviations:

USD - United States Dollar

In the tables showing Forward Currency Contracts and Futures Contracts, Value represents the notional amount of each position in U.S. Dollars.

32	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited)

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$12,330,570,216	$11,718,101	$1,399,005,270	$7,323,697,170
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	239,351,103	127,961	9,830,000	62,623,959
Foreign currency, at value (Note 2)(c)	7	—	—	40,648
Receivable for investments sold	—	6,403,055	—	—
Receivable for Fund shares sold	17,046,692	—	4,975	700,000
Dividends and interest receivable	30,438,645	6,788	3,512,900	22,077,853
Foreign taxes receivable	17,989,081	—	—	—
Receivable for open swap contracts (Note 4)	—	—	687,738	—
Receivable for expenses reimbursed by Manager (Note 5)	234,019	6,190	30,442	97,371

Total assets	12,635,629,763	18,262,095	1,413,071,325	7,409,237,001

Liabilities:
Payable for investments purchased	—	—	—	4,114
Payable for Fund shares repurchased	44,158,569	6,400,000	89,949	33,039,328
Payable to affiliate for (Note 5):
Management fee	3,524,839	5,097	374,563	2,093,235
Shareholder service fee	1,178,411	2,317	86,538	393,714
Administration fee – Class M	—	—	214	—
Payable for 12b-1 fee – Class M	—	—	533	—
Payable for open swap contracts (Note 4)	—	—	185,343	—
Agents unaffiliated with the Manager	3,100	—	217	31
Accrued expenses	962,372	40,724	142,548	144,144

Total liabilities	49,827,291	6,448,138	879,905	35,674,566

Net assets	$12,585,802,472	$11,813,957	$1,412,191,420	$7,373,562,435

(a) Cost of investments – unaffiliated issuers:	$10,372,870,906	$7,859,857	$1,182,898,128	$7,133,748,373
(b) Cost of investments – affiliated issuers:	$239,354,116	$127,961	$9,830,000	$62,623,959
(c) Cost of foreign currency:	$7	$—	$—	$40,126

See accompanying notes to the financial statements.	33

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund
Net assets consist of:
Paid-in capital	$10,488,411,014	$12,495,843	$1,816,454,723	$7,089,371,233
Accumulated undistributed net investment income	34,351,245	148,744	11,060,970	19,738,653
Accumulated net realized gain (loss)	105,165,752	(4,688,874)	(631,933,810)	74,459,818
Net unrealized appreciation	1,957,874,461	3,858,244	216,609,537	189,992,731	(a)

	$12,585,802,472	$11,813,957	$1,412,191,420	$7,373,562,435

Net assets attributable to:
Class III shares	$6,003,572,967	$11,813,957	$221,861,391	$404,511,796

Class IV shares	$2,187,947,343	$—	$47,993,784	$94,465,706

Class V shares	$454,144,184	$—	$—	$291,535,947

Class VI shares	$3,940,137,978	$—	$1,141,061,647	$6,583,048,986

Class M shares	$—	$—	$1,274,598	$—

Shares outstanding:
Class III	255,347,374	1,247,128	16,055,462	39,266,268

Class IV	92,986,312	—	3,478,943	9,169,343

Class V	19,302,375	—	—	28,297,259

Class VI	167,519,672	—	82,787,660	638,945,928

Class M	—	—	92,369	—

Net asset value per share:
Class III	$23.51	$9.47	$13.82	$10.30

Class IV	$23.53	$—	$13.80	$10.30

Class V	$23.53	$—	$—	$10.30

Class VI	$23.52	$—	$13.78	$10.30

Class M	$—	$—	$13.80	$—

(a)	As of August 31, 2012, net unrealized appreciation for U.S. federal income tax purposes exceeded this amount by $854,648,995. See Note 2.

34	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$2,536,827	$9,600,442	$8,504,833
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	60,973	186,994	149,998
Dividends receivable	4,366	29,981	18,160
Receivable for expenses reimbursed by Manager (Note 5)	10,044	6,976	8,928
Miscellaneous receivable	—	—	9

Total assets	2,612,210	9,824,393	8,681,928

Liabilities:
Payable for Fund shares repurchased	—	—	2,982
Payable to affiliate for (Note 5):
Management fee	668	2,566	2,244
Shareholder service fee	242	1,242	1,086
Administration fee – Class M	106	—	—
Payable for 12b-1 fee – Class M	261	—	—
Accrued expenses	53,523	43,200	48,759

Total liabilities	54,800	47,008	55,071

Net assets	$2,557,410	$9,777,385	$8,626,857

Net assets consist of:
Paid-in capital	$2,509,554	$10,401,195	$10,156,649
Accumulated undistributed net investment income	13,400	93,547	63,472
Accumulated net realized loss	(435,601)	(1,893,942)	(1,934,831)
Net unrealized appreciation	470,057	1,176,585	341,567

	$2,557,410	$9,777,385	$8,626,857

Net assets attributable to:
Class III shares	$1,924,827	$9,777,385	$8,626,857

Class M shares	$632,583	$—	$—

Shares outstanding:
Class III	93,856	1,113,378	1,002,067

Class M	30,943	—	—

Net asset value per share:
Class III	$20.51	$8.78	$8.61

Class M	$20.44	$—	$—

(a) Cost of investments – unaffiliated issuers:	$2,066,770	$8,423,839	$8,163,266
(b) Cost of investments – affiliated issuers:	$60,973	$187,012	$149,998

See accompanying notes to the financial statements.	35

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited)

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund*
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$225,205,089	$301,292	$16,137,469	$23,061,006
Interest	124,264	—	—	—
Dividends from affiliated issuers (Note 10)	48,409	81	10,677	4,863

Total investment income	225,377,762	301,373	16,148,146	23,065,869

Expenses:
Management fee (Note 5)	29,265,682	29,045	2,255,432	2,821,734
Shareholder service fee – Class III (Note 5)	4,869,384	13,202	185,548	65,119
Shareholder service fee – Class IV (Note 5)	1,020,714	—	25,650	10,742
Shareholder service fee – Class V (Note 5)	329,992	—	—	27,032
Shareholder service fee – Class VI (Note 5)	2,345,684	—	317,672	423,294
12b-1 fee – Class M (Note 5)	—	—	1,562	—
Administration fee – Class M (Note 5)	—	—	1,250	—
Audit and tax fees	45,908	26,496	31,096	11,214
Custodian, fund accounting agent and transfer agent fees	997,924	2,944	108,560	93,492
Legal fees	259,716	184	19,688	25,074
Registration fees	18,676	2,460	15,456	672
Trustees fees and related expenses (Note 5)	130,640	104	9,844	12,222
Miscellaneous	117,403	3,156	14,977	1,512

Total expenses	39,401,723	77,591	2,986,735	3,492,107
Fees and expenses reimbursed by Manager (Note 5)	(1,400,015)	(35,226)	(186,843)	(131,922)
Expense reductions (Note 2)	(19,691)	—	(4)	—

Net expenses	37,982,017	42,365	2,799,888	3,360,185

Net investment income (loss)	187,395,745	259,008	13,348,258	19,705,684

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,690,412,456	2,216,767	73,906,018	12,533,869
Investments in affiliated issuers	—	(5)	—	—
Futures contracts	(9,051,137)	—	2,620,500	514,764
Swap agreements	—	—	(357,051)	—
Foreign currency, forward contracts and foreign currency related transactions	(772,203)	—	—	30,094

Net realized gain (loss)	1,680,589,116	2,216,762	76,169,467	13,078,727

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(978,589,573)	(629,769)	(4,129,800)	189,948,797
Investments in affiliated issuers	12,230	5	—	—
Swap agreements	—	—	(145,807)	—
Foreign currency, forward contracts and foreign currency related transactions	(950,370)	—	—	43,934

Net unrealized gain (loss)	(979,527,713)	(629,764)	(4,275,607)	189,992,731

Net realized and unrealized gain (loss)	701,061,403	1,586,998	71,893,860	203,071,458

Net increase (decrease) in net assets resulting from operations	$888,457,148	$1,846,006	$85,242,118	$222,777,142

(a) Withholding tax:	$7,067,001	$—	$—	$269,345

*	Period from July 20, 2012 (commencement of operations) through August 31, 2012.

36	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited) — (Continued)

	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$21,843	$128,951	$108,086
Dividends from affiliated issuers (Note 10)	22	82	83

Total investment income	21,865	129,033	108,169

Expenses:
Management fee (Note 5)	3,842	14,672	14,102
Shareholder service fee – Class III (Note 5)	1,399	7,099	6,824
12b-1 fee – Class M (Note 5)	767	—	—
Administration fee – Class M (Note 5)	614	—	—
Audit and tax fees	27,508	27,508	26,496
Custodian, fund accounting agent and transfer agent fees	14,260	8,924	14,996
Legal fees	—	184	184
Registration fees	12,328	368	—
Trustees fees and related expenses (Note 5)	15	46	35
Miscellaneous	3,316	3,142	3,328

Total expenses	64,049	61,943	65,965
Fees and expenses reimbursed by Manager (Note 5)	(57,410)	(40,120)	(44,996)

Net expenses	6,639	21,823	20,969

Net investment income (loss)	15,226	107,210	87,200

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	133,902	310,487	350,304
Investments in affiliated issuers	(29)	—	—
Foreign currency, forward contracts and foreign currency related transactions	89	—	—

Net realized gain (loss)	133,962	310,487	350,304

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	11,168	215,304	(374,297)
Investments in affiliated issuers	29	(1)	—

Net unrealized gain (loss)	11,197	215,303	(374,297)

Net realized and unrealized gain (loss)	145,159	525,790	(23,993)

Net increase (decrease) in net assets resulting from operations	$160,385	$633,000	$63,207

(a) Withholding tax:	$—	$—	$2

See accompanying notes to the financial statements.	37

GMO Trust Funds

Statements of Changes in Net Assets

	Quality Fund		Real Estate Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$187,395,745	$350,071,710	$259,008	$386,485
Net realized gain (loss)	1,680,589,116	1,517,832,120	2,216,762	153,397
Change in net unrealized appreciation (depreciation)	(979,527,713)	613,986,441	(629,764)	496,700

Net increase (decrease) in net assets from operations	888,457,148	2,481,890,271	1,846,006	1,036,582

Distributions to shareholders from:
Net investment income
Class III	(73,743,669)	(107,972,541)	(233,708)	(272,629)
Class IV	(21,685,929)	(34,197,847)	—	—
Class V	(9,160,241)	(8,476,013)	—	—
Class VI	(114,456,118)	(184,036,120)	—	—

Total distributions from net investment income	(219,045,957)	(334,682,521)	(233,708)	(272,629)

Net realized gains
Class III	(283,397,419)	—	—	—
Class IV	(76,869,132)	—	—	—
Class V	(44,326,808)	—	—	—
Class VI	(430,507,866)	—	—	—

Total distributions from net realized gains	(835,101,225)	—	—	—

Net share transactions (Note 9):
Class III	(559,893,263)	517,785,458	(6,179,482)	(118,923)
Class IV	135,679,982	141,981,899	—	—
Class V	(103,638,632)	137,949,003	—	—
Class VI	(5,690,331,650)	(211,884,457)	—	—

Increase (decrease) in net assets resulting from net share transactions	(6,218,183,563)	585,831,903	(6,179,482)	(118,923)

Total increase (decrease) in net assets	(6,383,873,597)	2,733,039,653	(4,567,184)	645,030

Net assets:
Beginning of period	18,969,676,069	16,236,636,416	16,381,141	15,736,111

End of period	$12,585,802,472	$18,969,676,069	$11,813,957	$16,381,141

Accumulated undistributed net investment income	$34,351,245	$66,773,660	$148,744	$123,444

38	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Core Equity Fund		U.S. Flexible Equities Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Period from July 20, 2012 (commencement of operations) through August 31, 2012 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$13,348,258	$27,713,901	$19,705,684
Net realized gain (loss)	76,169,467	115,212,528	13,078,727
Change in net unrealized appreciation (depreciation)	(4,275,607)	(5,767,322)	189,992,731

Net increase (decrease) in net assets from operations	85,242,118	137,159,107	222,777,142

Distributions to shareholders from:
Net investment income
Class III	(1,115,743)	(5,866,177)	—
Class IV	(229,310)	(1,207,320)	—
Class VI	(5,250,934)	(22,618,517)	—
Class M	(4,411)	(19,394)	—

Total distributions from net investment income	(6,600,398)	(29,711,408)	—

Net share transactions (Note 9):
Class III	(51,196,007)	(154,887,709)	389,046,089
Class IV	(7,317,780)	(115,954,750)	90,613,814
Class V	—	—	279,604,371
Class VI	(16,432,069)	(116,342,003)	6,391,521,019
Class M	(12,157)	(78,666)	—

Increase (decrease) in net assets resulting from net share transactions	(74,958,013)	(387,263,128)	7,150,785,293

Total increase (decrease) in net assets	3,683,707	(279,815,429)	7,373,562,435

Net assets:
Beginning of period	1,408,507,713	1,688,323,142	—

End of period	$1,412,191,420	$1,408,507,713	$7,373,562,435

Accumulated undistributed net investment income	$11,060,970	$4,313,110	$19,738,653

See accompanying notes to the financial statements.	39

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Growth Fund		U.S. Intrinsic Value Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,226	$30,476	$107,210	$161,808
Net realized gain (loss)	133,962	266,765	310,487	910,139
Change in net unrealized appreciation (depreciation)	11,197	148,174	215,303	(453,675)

Net increase (decrease) in net assets from operations	160,385	445,415	633,000	618,272

Distributions to shareholders from:
Net investment income
Class III	(5,458)	(29,802)	(45,271)	(151,845)
Class M	(1,400)	(6,552)	—	—

Total distributions from net investment income	(6,858)	(36,354)	(45,271)	(151,845)

Net realized gains
Class III	(110,320)	—	—	—
Class M	(36,539)	—	—	—

Total distributions from net realized gains	(146,859)	—	—	—

Net share transactions (Note 9):
Class III	70,544	(381,994)	32,783	116,723
Class M	30,592	(72,866)	—	—

Increase (decrease) in net assets resulting from net share transactions	101,136	(454,860)	32,783	116,723

Total increase (decrease) in net assets	107,804	(45,799)	620,512	583,150

Net assets:
Beginning of period	2,449,606	2,495,405	9,156,873	8,573,723

End of period	$2,557,410	$2,449,606	$9,777,385	$9,156,873

Accumulated undistributed net investment income	$13,400	$5,032	$93,547	$31,608

40	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Small/Mid Cap Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$87,200	$47,722
Net realized gain (loss)	350,304	2,701,926
Change in net unrealized appreciation (depreciation)	(374,297)	(2,168,975)

Net increase (decrease) in net assets from operations	63,207	580,673

Distributions to shareholders from:
Net investment income
Class III	(28,870)	(89,845)

Net share transactions (Note 9):
Class III	(1,011,507)	(4,017,221)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	6,688	64,064

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,004,819)	(3,953,157)

Total increase (decrease) in net assets	(970,482)	(3,462,329)

Net assets:
Beginning of period	9,597,339	13,059,668

End of period	$8,626,857	$9,597,339

Accumulated undistributed net investment income	$63,472	$5,142

See accompanying notes to the financial statements.	41

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares									Class IV Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010	2009	2008			2012		2011		2010	2009	2008
Net asset value, beginning of period	$23.41		$20.81		$18.99		$14.17	$20.56	$21.78	$23.42		$20.83		$19.01		$14.19	$20.57	$21.80

Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.43		0.36		0.33	0.37	0.39	0.25		0.44		0.38		0.34	0.39	0.40
Net realized and unrealized gain (loss)	1.14		2.58		1.82		4.83	(6.30)	(0.70)	1.15		2.57		1.81		4.83	(6.30)	(0.71)

Total from investment operations	1.38		3.01		2.18		5.16	(5.93)	(0.31)	1.40		3.01		2.19		5.17	(5.91)	(0.31)

Less distributions to shareholders:
From net investment income	(0.26)		(0.41)		(0.36)		(0.34)	(0.34)	(0.36)	(0.27)		(0.42)		(0.37)		(0.35)	(0.35)	(0.37)
From net realized gains	(1.02)		—		—		—	(0.12)	(0.55)	(1.02)		—		—		—	(0.12)	(0.55)

Total distributions	(1.28)		(0.41)		(0.36)		(0.34)	(0.46)	(0.91)	(1.29)		(0.42)		(0.37)		(0.35)	(0.47)	(0.92)

Net asset value, end of period	$23.51		$23.41		$20.81		$18.99	$14.17	$20.56	$23.53		$23.42		$20.83		$19.01	$14.19	$20.57

Total Return(a)	6.13	%**	14.71%		11.67%		36.73%	(29.37)%	(1.76)%	6.19	%**	14.70%		11.71%		36.73%	(29.27)%	(1.77)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,003,573		$6,539,510		$5,288,776		$4,119,119	$1,952,579	$2,003,758	$2,187,947		$2,035,597		$1,662,542		$1,132,006	$787,276	$432,046
Net expenses to average daily net assets(b)	0.48	%(c)*	0.48	%(c)	0.48	%(c)	0.48%	0.48%	0.48%	0.44	%(c)*	0.44	%(c)	0.44	%(c)	0.44%	0.44%	0.44%
Net investment income (loss) to average daily net assets	2.06	%*	2.01%		1.88%		1.88%	2.03%	1.74%	2.15	%*	2.04%		1.95%		1.97%	2.11%	1.78%
Portfolio turnover rate	17	%**	40%		32%		28%	36%	46%	17	%**	40%		32%		28%	36%	46%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.02%	0.02%	0.02%	0.02	%*	0.02%		0.02%		0.02%	0.02%	0.02%

	Class V Shares									Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010	2009	2008			2012		2011		2010	2009	2008
Net asset value, beginning of period	$23.42		$20.82		$19.00		$14.17	$20.56	$21.79	$23.41		$20.82		$19.00		$14.18	$20.57	$21.79

Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.44		0.38		0.34	0.39	0.41	0.25		0.45		0.38		0.35	0.40	0.41
Net realized and unrealized gain (loss)	1.16		2.58		1.81		4.84	(6.30)	(0.72)	1.15		2.57		1.81		4.82	(6.31)	(0.70)

Total from investment operations	1.40		3.02		2.19		5.18	(5.91)	(0.31)	1.40		3.02		2.19		5.17	(5.91)	(0.29)

Less distributions to shareholders:
From net investment income	(0.27)		(0.42)		(0.37)		(0.35)	(0.36)	(0.37)	(0.27)		(0.43)		(0.37)		(0.35)	(0.36)	(0.38)
From net realized gains	(1.02)		—		—		—	(0.12)	(0.55)	(1.02)		—		—		—	(0.12)	(0.55)

Total distributions	(1.29)		(0.42)		(0.37)		(0.35)	(0.48)	(0.92)	(1.29)		(0.43)		(0.37)		(0.35)	(0.48)	(0.93)

Net asset value, end of period	$23.53		$23.42		$20.82		$19.00	$14.17	$20.56	$23.52		$23.41		$20.82		$19.00	$14.18	$20.57

Total Return(a)	6.21	%**	14.74%		11.73%		36.87%	(29.31)%	(1.75)%	6.22	%**	14.76%		11.77%		36.81%	(29.28)%	(1.67)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$454,144		$578,367		$371,927		$551,272	$637,834	$663,616	$3,940,138		$9,816,202		$8,913,391		$9,156,696	$5,273,791	$5,237,363
Net expenses to average daily net assets(b)	0.41	%(c)*	0.42	%(c)	0.42	%(c)	0.42%	0.42%	0.42%	0.38	%(c)*	0.39	%(c)	0.39	%(c)	0.39%	0.39%	0.39%
Net investment income (loss) to average daily net assets	2.06	%*	2.08%		1.96%		1.98%	2.11%	1.83%	2.12	%*	2.09%		1.99%		2.00%	2.16%	1.84%
Portfolio turnover rate	17	%**	40%		32%		28%	36%	46%	17	%**	40%		32%		28%	36%	46%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.02%	0.02%	0.02%	0.02	%*	0.02%		0.02%		0.02%	0.02%	0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

42	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

REAL ESTATE FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$8.63		$8.23		$6.16		$3.34		$7.85		$12.87

Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.20		0.18		0.21		0.31		0.40
Net realized and unrealized gain (loss)	0.82		0.34		2.11		2.76		(4.40)		(3.29)

Total from investment operations	0.96		0.54		2.29		2.97		(4.09)		(2.89)

Less distributions to shareholders:
From net investment income	(0.12)		(0.14)		(0.22)		(0.15)		(0.29)		(0.14)
From net realized gains	—		—		—		—		(0.13)		(1.99)

Total distributions	(0.12)		(0.14)		(0.22)		(0.15)		(0.42)		(2.13)

Net asset value, end of period	$9.47		$8.63		$8.23		$6.16		$3.34		$7.85

Total Return(a)	11.15	%**	6.76%		38.19%		89.86%		(54.45)%		(24.04)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,814		$16,381		$15,736		$14,112		$8,299		$19,465
Net expenses to average daily net assets	0.48	%(b)*	0.48	%(b)	0.48	%(b)	0.48	%(c)	0.48	%(c)	0.48%
Net investment income (loss) to average daily net assets	2.94	%*	2.50%		2.50%		4.18%		4.44%		3.78%
Portfolio turnover rate	7	%**	13%		25%		34%		29%		49%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.40	%*	0.45%		0.58%		0.55%		0.41%		0.22%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	43

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. CORE EQUITY FUND

	Class III Shares									Class IV Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010	2009	2008			2012		2011		2010	2009	2008
Net asset value, beginning of period	$13.06		$12.00		$10.57		$7.65	$12.05	$14.77	$13.04		$11.98		$10.55		$7.63	$12.02	$14.75

Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.22		0.18		0.17	0.18	0.22	0.12		0.22		0.18		0.17	0.19	0.22
Net realized and unrealized gain (loss)	0.70		1.08		1.43		2.93	(4.40)	(1.10)	0.70		1.08		1.43		2.93	(4.39)	(1.10)

Total from investment operations	0.82		1.30		1.61		3.10	(4.22)	(0.88)	0.82		1.30		1.61		3.10	(4.20)	(0.88)

Less distributions to shareholders:
From net investment income	(0.06)		(0.24)		(0.18)		(0.18)	(0.18)	(0.25)	(0.06)		(0.24)		(0.18)		(0.18)	(0.19)	(0.26)
From net realized gains	—		—		—		—	—	(1.59)	—		—		—		—	—	(1.59)

Total distributions	(0.06)		(0.24)		(0.18)		(0.18)	(0.18)	(1.84)	(0.06)		(0.24)		(0.18)		(0.18)	(0.19)	(1.85)

Net asset value, end of period	$13.82		$13.06		$12.00		$10.57	$7.65	$12.05	$13.80		$13.04		$11.98		$10.55	$7.63	$12.02

Total Return(a)	6.27	%**	11.00%		15.42%		40.85%	(35.39)%	(7.33)%	6.29	%**	11.05%		15.47%		41.04%	(35.36)%	(7.36)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$221,861		$259,751		$393,523		$519,309	$509,120	$1,131,800	$47,994		$52,486		$163,627		$415,267	$286,333	$478,084
Net expenses to average daily net assets(b)	0.46	%(c)*	0.46	%(c)	0.46	%(c)	0.46%	0.46%	0.46%	0.41	%(c)*	0.41	%(c)	0.41	%(c)	0.41%	0.41%	0.41%
Net investment income (loss) to average daily net assets	1.75	%*	1.82%		1.68%		1.73%	1.70%	1.55%	1.80	%*	1.88%		1.68%		1.76%	1.78%	1.57%
Portfolio turnover rate	32	%**	61%		96%		52%	62%	71%	32	%**	61%		96%		52%	62%	71%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.03%		0.03%	0.02%	0.02%	0.03	%*	0.03%		0.03%		0.03%	0.02%	0.02%

	Class VI Shares									Class M Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010	2009	2008			2012		2011		2010	2009	2008
Net asset value, beginning of period	$13.02		$11.97		$10.54		$7.63	$12.02	$14.75	$13.05		$12.00		$10.57		$7.65	$12.03	$14.75

Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.23		0.20		0.17	0.19	0.23	0.10		0.18		0.15		0.14	0.15	0.18
Net realized and unrealized gain (loss)	0.70		1.07		1.42		2.93	(4.38)	(1.11)	0.70		1.07		1.43		2.94	(4.40)	(1.11)

Total from investment operations	0.82		1.30		1.62		3.10	(4.19)	(0.88)	0.80		1.25		1.58		3.08	(4.25)	(0.93)

Less distributions to shareholders:
From net investment income	(0.06)		(0.25)		(0.19)		(0.19)	(0.20)	(0.26)	(0.05)		(0.20)		(0.15)		(0.16)	(0.13)	(0.20)
From net realized gains	—		—		—		—	—	(1.59)	—		—		—		—	—	(1.59)

Total distributions	(0.06)		(0.25)		(0.19)		(0.19)	(0.20)	(1.85)	(0.05)		(0.20)		(0.15)		(0.16)	(0.13)	(1.79)

Net asset value, end of period	$13.78		$13.02		$11.97		$10.54	$7.63	$12.02	$13.80		$13.05		$12.00		$10.57	$7.65	$12.03

Total Return(a)	6.31	%**	11.06%		15.59%		40.96%	(35.33)%	(7.32)%	6.12	%**	10.60%		15.08%		40.51%	(35.61)%	(7.64)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,141,062		$1,095,053		$1,129,978		$1,069,030	$858,170	$2,031,659	$1,275		$1,217		$1,195		$1,285	$1,786	$56,422
Net expenses to average daily net assets(b)	0.37	%(c)*	0.37	%(c)	0.37	%(c)	0.37%	0.37%	0.37%	0.76	%(c)*	0.76	%(c)	0.76	%(c)	0.76%	0.76%	0.76%
Net investment income (loss) to average daily net assets	1.85	%*	1.93%		1.80%		1.80%	1.78%	1.63%	1.46	%*	1.53%		1.40%		1.51%	1.29%	1.23%
Portfolio turnover rate	32	%**	61%		96%		52%	62%	71%	32	%**	61%		96%		52%	62%	71%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.03%		0.03%	0.02%	0.02%	0.03	%*	0.03%		0.03%		0.03%	0.02%	0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

44	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. FLEXIBLE EQUITIES FUND

	Class III Shares		Class IV Shares
	Period from July 23, 2012 (commencement of operations) through August 31, 2012 (Unaudited)		Period from July 23, 2012 (commencement of operations) through August 31, 2012 (Unaudited)
Net asset value, beginning of period	$9.90		$9.90

Income (loss) from investment operations:
Net investment income (loss)†	0.03		0.03
Net realized and unrealized gain (loss)	0.37		0.37

Total from investment operations	0.40		0.40

Net asset value, end of period	$10.30		$10.30

Total Return(a)	4.03	%**	4.03	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$404,512		$94,466
Net expenses to average daily net assets	0.48	%*(b)	0.44	%*(b)
Net investment income (loss) to average daily net assets	2.45	%*	2.46	%*
Portfolio turnover rate	6	%**	6	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02	%*

	Class V Shares		Class VI Shares
	Period from July 23, 2012 (commencement of operations) through August 31, 2012 (Unaudited)		Period from July 20, 2012 (commencement of operations) through August 31, 2012 (Unaudited)
Net asset value, beginning of period	$9.90		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.03		0.03
Net realized and unrealized gain (loss)	0.37		0.27

Total from investment operations	0.40		0.30

Net asset value, end of period	$10.30		$10.30

Total Return(a)	4.03	%**	3.00	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$291,536		$6,583,049
Net expenses to average daily net assets	0.42	%*(b)	0.39	%*(b)
Net investment income (loss) to average daily net assets	2.48	%*	2.29	%*
Portfolio turnover rate	6	%**	6	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	45

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. GROWTH FUND

	Class III Shares											Class M Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010	2009		2008				2012		2011		2010	2009		2008
Net asset value, beginning of period	$20.51		$17.59		$14.61		$10.47	$15.82		$17.24		$20.46		$17.55		$14.58		$10.45	$15.76		$17.16

Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.23		0.16		0.21	0.18		0.17		0.10		0.18		0.15		0.17	0.13		0.11
Net realized and unrealized gain (loss)	1.18		2.96		3.00		4.15	(5.32)		(1.06)		1.18		2.95		2.95		4.14	(5.30)		(1.05)

Total from investment operations	1.31		3.19		3.16		4.36	(5.14)		(0.89)		1.28		3.13		3.10		4.31	(5.17)		(0.94)

Less distributions to shareholders:
From net investment income	(0.06)		(0.27)		(0.18)		(0.22)	(0.21)		(0.17)		(0.05)		(0.22)		(0.13)		(0.18)	(0.14)		(0.10)
From net realized gains	(1.25)		—		—		—	—		(0.36)		(1.25)		—		—		—	—		(0.36)

Total distributions	(1.31)		(0.27)		(0.18)		(0.22)	(0.21)		(0.53)		(1.30)		(0.22)		(0.13)		(0.18)	(0.14)		(0.46)

Net asset value, end of period	$20.51		$20.51		$17.59		$14.61	$10.47		$15.82		$20.44		$20.46		$17.55		$14.58	$10.45		$15.76

Total Return(a)	6.67	%**	18.39	%(b)	21.76	%(c)	41.94%	(32.84)%		(5.49)%		6.52	%**	18.01	%(b)	21.36	%(c)	41.50%	(33.01)%		(5.79)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,925		$1,848		$1,908		$40,521	$34,758		$129,666		$633		$601		$587		$601	$525		$68,732
Net expenses to average daily net assets	0.46	%(d)*	0.47	%(d)	0.46	%(d)(e)	0.46%	0.46	%(e)	0.46	%(e)	0.76	%(d)*	0.77	%(d)	0.76	%(d)(e)	0.76%	0.76	%(e)	0.76	%(e)
Net investment income (loss) to average daily net assets	1.30	%*	1.26%		1.09%		1.60%	1.19%		0.94%		1.00	%*	0.98%		1.00%		1.31%	0.80%		0.64%
Portfolio turnover rate	38	%**	52%		61%		118%	70%		97%		38	%**	52%		61%		118%	70%		97%
Fees and expenses reimbursed by the Manager to average daily net assets:	4.63	%*	4.61%		1.40%		0.33%	0.19%		0.07%		4.63	%*	4.62%		5.15%		0.34%	0.10%		0.07%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 5.24%.
(c)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 3.84%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

46	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. INTRINSIC VALUE FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010	2009		2008
Net asset value, beginning of period	$8.25		$7.83		$6.53		$4.55	$7.86		$9.68

Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.15		0.11		0.10	0.14		0.18
Net realized and unrealized gain (loss)	0.47		0.41		1.30		1.98	(3.31)		(1.23)

Total from investment operations	0.57		0.56		1.41		2.08	(3.17)		(1.05)

Less distributions to shareholders:
From net investment income	(0.04)		(0.14)		(0.11)		(0.10)	(0.14)		(0.18)
From net realized gains	—		—		—		—	—		(0.59)

Total distributions	(0.04)		(0.14)		(0.11)		(0.10)	(0.14)		(0.77)

Net asset value, end of period	$8.78		$8.25		$7.83		$6.53	$4.55		$7.86

Total Return(a)	6.94	%**	7.28%		21.81	%(b)	45.95%	(40.83)%		(11.88)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,777		$9,157		$8,574		$7,020	$4,838		$29,358
Net expenses to average daily net assets	0.46	%(c)*	0.46	%(c)	0.46	%(c)	0.46%	0.46	%(d)	0.46%
Net investment income (loss) to average daily net assets	2.27	%*	1.89%		1.59%		1.70%	1.94%		1.93%
Portfolio turnover rate	25	%**	74%		53%		54%	57%		75%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.85	%*	0.98%		1.30%		1.22%	0.43%		0.23%
(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 1.35%.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	47

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. SMALL/MID CAP FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010	2009	2008
Net asset value, beginning of period	$8.51		$8.24		$6.53		$4.44	$7.36	$10.01

Income (loss) from investment operations:
Net investment income (loss)†	0.08		0.06		0.07		0.07	0.10	0.13
Net realized and unrealized gain (loss)	0.05	(a)	0.30		1.71		2.10	(2.92)	(1.87)

Total from investment operations	0.13		0.36		1.78		2.17	(2.82)	(1.74)

Less distributions to shareholders:
From net investment income	(0.03)		(0.09)		(0.07)		(0.08)	(0.10)	(0.13)
From net realized gains	—		—		—		—	—	(0.78)

Total distributions	(0.03)		(0.09)		(0.07)		(0.08)	(0.10)	(0.91)

Net asset value, end of period	$8.61		$8.51		$8.24		$6.53	$4.44	$7.36

Total Return(b)	1.48	%**	4.52%		27.43%		49.15%	(38.76)%	(18.73)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,627		$9,597		$13,060		$11,244	$13,119	$35,230
Net expenses to average daily net assets	0.46	%(c)*	0.46	%(c)(d)	0.46	%(c)	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets	1.92	%*	0.78%		1.02%		1.27%	1.46%	1.44%
Portfolio turnover rate	42	%**	172%		106%		175%	73%	63%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.99	%*	1.38%		0.81%		0.65%	0.43%	0.19%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.08		$0.00	(e)	$0.02	$0.02	$0.01
(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing or purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

48	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2012 (Unaudited)

1.	Organization

Each of GMO Quality Fund, Real Estate Fund, U.S. Core Equity Fund, U.S. Flexible Equities Fund (commenced operations on July 20, 2012), U.S. Growth Fund, U.S. Intrinsic Value Fund, and U.S. Small/Mid Cap Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

For cash management purposes, the Funds may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Funds may also invest in other GMO Funds (“underlying funds”).

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Quality Fund	Not applicable	Total return
Real Estate Fund	MSCI U.S. REIT Index	High total return
U.S. Core Equity Fund	S&P 500 Index	High total return
U.S. Flexible Equities Fund	Russell 3000 Index	Total return in excess of benchmark
U.S. Growth Fund	Russell 1000 Growth Index	Long-term capital growth
U.S. Intrinsic Value Fund	Russell 1000 Value Index	Long-term capital growth
U.S. Small/Mid Cap Fund	Russell 2500 Index	Long-term capital growth

U.S. Flexible Equities Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to present minimal credit risk, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect

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estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from that independent pricing service as of August 31, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculates their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or using fair value inputs obtained from an independent pricing service.

The aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of August 31, 2012 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service
Quality Fund	17.5%
U.S. Flexible Equities Fund	13.7%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Level 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (being determined by each category of asset as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). On both August 31, 2012 and February 29, 2012, none of the Funds held securities or derivative financial instruments directly whose fair value was categorized using Level 3 inputs.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their shares are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

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The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2012:

Valuation Inputs as of August 31, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Quality Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$85,149,870	$—	$85,149,870
France	—	254,071,563	—	254,071,563
Germany	—	99,141,312	—	99,141,312
Japan	—	376,628,935	—	376,628,935
Netherlands	—	164,098,010	—	164,098,010
Switzerland	—	485,315,184	—	485,315,184
United Kingdom	—	740,102,786	—	740,102,786
United States	9,968,048,622	—	—	9,968,048,622

TOTAL COMMON STOCKS	9,968,048,622	2,204,507,660	—	12,172,556,282

Mutual Funds	239,351,103	—	—	239,351,103
Short-Term Investments	158,013,934	—	—	158,013,934

Total Investments	10,365,413,659	2,204,507,660	—	12,569,921,319

Total	$10,365,413,659	$2,204,507,660	$—	$12,569,921,319

Real Estate Fund
Asset Valuation Inputs
Common Stocks (Real Estate Investment Trusts)	$11,682,272	$—	$—	$11,682,272
Mutual Funds	127,961	—	—	127,961
Short-Term Investments	35,829	—	—	35,829

Total Investments	11,846,062	—	—	11,846,062

Total	$11,846,062	$—	$—	$11,846,062

U.S. Core Equity Fund
Asset Valuation Inputs
Common Stocks	$1,396,465,038	$—	$—	$1,396,465,038
Mutual Funds	9,830,000	—	—	9,830,000
Short-Term Investments	2,540,232	—	—	2,540,232

Total Investments	1,408,835,270	—	—	1,408,835,270

Derivatives*
Swap Agreements
Equity Risk	—	687,738	—	687,738

Total	$1,408,835,270	$687,738	$—	$1,409,523,008

Liability Valuation Inputs
Derivatives*
Swap Agreements
Equity Risk	$—	$(185,343)	$—	$(185,343)

Total	$—	$(185,343)	$—	$(185,343)

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Flexible Equities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$13,408,260	$—	$13,408,260
France	—	153,511,754	—	153,511,754
Germany	—	65,504	—	65,504
Japan	—	138,223,640	—	138,223,640
Netherlands	—	59,831,767	—	59,831,767
Switzerland	—	299,507,626	—	299,507,626
United Kingdom	—	346,927,453	—	346,927,453
United States	6,214,801,690	—	—	6,214,801,690

TOTAL COMMON STOCKS	6,214,801,690	1,011,476,004	—	7,226,277,694

Mutual Funds	62,623,959	—	—	62,623,959
Short-Term Investments	97,419,476	—	—	97,419,476

Total Investments	6,374,845,125	1,011,476,004	—	7,386,321,129

Total	$6,374,845,125	$1,011,476,004	$—	$7,386,321,129

U.S. Growth Fund
Asset Valuation Inputs
Common Stocks	$2,523,533	$—	$—	$2,523,533
Mutual Funds	60,973	—	—	60,973
Short-Term Investments	13,294	—	—	13,294

Total Investments	2,597,800	—	—	2,597,800

Total	$2,597,800	$—	$—	$2,597,800

U.S. Intrinsic Value Fund
Asset Valuation Inputs
Common Stocks	$9,558,424	$—	$—	$9,558,424
Mutual Funds	186,994	—	—	186,994
Rights/Warrants	—	2,640	—	2,640
Short-Term Investments	39,378	—	—	39,378

Total Investments	9,784,796	2,640	—	9,787,436

Total	$9,784,796	$2,640	$—	$9,787,436

U.S. Small/Mid Cap Fund
Asset Valuation Inputs
Common Stocks	$8,438,042	$—	$—	$8,438,042
Mutual Funds	149,998	—	—	149,998
Short-Term Investments	66,791	—	—	66,791

Total Investments	8,654,831	—	—	8,654,831

Total	$8,654,831	$—	$—	$8,654,831

The risks referenced above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

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All of the Funds’ common stocks except for Quality Fund and U.S. Flexible Equities Fund held at period end are classified as Level 1. The classification for Quality Fund and U.S. Flexible Equities Fund are shown in the tables above. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2012, there were no material transfers between Level 1 and Level 2.

Cash

Cash and Foreign Currency, if any, on the Statement of Assets and Liabilities, consists of cash balances held with the custodian.

Due to / from broker

Due to / from broker in the Statement of Assets and Liabilities includes collateral on swaps, futures, and forward currency contracts, if any.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. Each fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2012, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

U.S. Flexible Equities Fund’s initial holdings consisted of securities contributed to it by Quality Fund, another series of the Trust. The aggregate value of these securities significantly exceeded their aggregate tax basis. As a result, absent offsetting losses, if any, U.S. Flexible Equities Fund will likely make material capital gain distributions (both long-term and short-term) during the early years of its operations. Such distributions will generally be taxable to shareholders, as either ordinary income or long-term capital gains, to the extent U.S. Flexible Equities Fund’s shares are held in a taxable account. Accordingly, the capital accounts for Quality Fund and U.S. Flexible Equities Fund reflect U.S. GAAP and tax accounting differences related to redemption and contribution in-kind transactions, respectively, and losses on wash sale transactions.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

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As of February 29, 2012, the Funds elected to defer to March 1, 2012 post-October capital losses of:

Fund Name	Post-October Capital Losses
Real Estate Fund	(2)
U.S. Core Equity Fund	(3,627,963)
U.S. Intrinsic Value Fund	(93,330)

As of February 29, 2012, the Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 shall be carried forward indefinitely and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, and losses realized subsequent to February 29, 2012, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Total Short Term	Long- Term ($)
Expiration Date	2/28/2017	2/28/2018	2/28/2019	No Expiration Date		No Expiration Date
Real Estate Fund	(517,045)	(3,096,414)	(2,351,537)	—	(5,964,996)	(28,578)
U.S. Core Equity Fund	(142,459,971)	(511,404,531)	—	—	(653,864,502)	—
U.S. Growth Fund	(456,835)	(91,367)	—	—	(548,202)	—
U.S. Intrinsic Value Fund	(1,684,185)	(290,942)	(44,588)	—	(2,019,715)	—
U.S. Small/Mid Cap Fund	(1,614,315)	(614,783)	—	—	(2,229,098)	—

As of August 31, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Fund name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Quality Fund	10,786,725,048	1,930,633,676	(147,437,405)	1,783,196,271
Real Estate Fund	8,604,424	3,320,888	(79,250)	3,241,638
U.S. Core Equity Fund	1,238,114,555	188,440,558	(17,719,843)	170,720,715
U.S. Flexible Equities Fund	6,341,679,403	1,136,009,911	(91,368,185)	1,044,641,726
U.S. Growth Fund	2,142,367	472,115	(16,682)	455,433
U.S. Intrinsic Value Fund	8,673,436	1,250,207	(136,207)	1,114,000
U.S. Small/Mid Cap Fund	8,359,555	813,550	(518,274)	295,276

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years, if applicable, after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund

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may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, 12b-1 and administration fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains with State Street. Each Fund receives the benefit of the earnings allowance, as applicable. Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2012, the premium on cash purchases and the fee on cash redemptions were as follows:

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small / Mid Cap Fund[1]
Purchase Premium	—	—	—	—	—	—	0.30%
Redemption Fee	—	—	—	—	—	—	0.30%

[1]	Prior to June 30, 2012, the premium on cash purchases and the fee on cash redemptions of fund shares were each 0.50% of the amount invested or redeemed.

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3.	Investment and other risks

The following chart identifies selected risks of investing in the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Market Risk – Equity Securities Risk	—	—	—	—	—	—	—
Market Risk – Fixed Income Investments Risk		—
Market Risk – Asset-Backed Securities Risk		—
Credit Risk		—
Liquidity Risk		—					—
Smaller Company Risk		—	—		—	—	—
Derivatives Risk	—	—	—	—	—	—	—
Non-U.S. Investment Risk	—			—
Currency Risk	—			—
Focused Investment Risk	—	—	—	—	—	—	—
Real Estate Risk		—
Leveraging Risk	—	—	—	—	—	—	—
Counterparty Risk	—	—	—	—	—	—	—
Market Disruption and Geopolitical Risk	—	—	—	—	—	—	—
Large Shareholder Risk	—	—	—	—	—	—	—
Management and Operational Risk	—	—	—	—	—	—	—
Fund of Funds Risk				—
Non-Diversified Funds	—	—		—	—	—

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk — Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically

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related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

Fixed Income Investments Risk — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

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Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by a Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although

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chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

As described under “Market Risk — Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to

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the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

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In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

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Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK. Because Real Estate Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest cost based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases,

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decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

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The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

• Quality Fund

• U.S. Intrinsic Value Fund

• U.S. Growth Fund

• U.S. Flexible Equities Fund

• Real Estate Fund

Temporary Defensive Positions. The following paragraphs provide additional information about whether, and to what extent, the Funds take temporary defensive positions.

The Funds (other than Quality Fund) normally do not take temporary defensive positions.

Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

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The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements, and options) to gain exposure to a given currency.

The Funds also may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and in the case of Quality Fund and U.S. Flexible Equities Fund, currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as a substitute for securities lending.

The Funds may have investment exposures in excess of their net assets. (i.e. they may be leveraged).

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For those Funds that held derivatives during the period ended August 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an x):

Type of Derivative and Objective for Use	Real Estate Fund	Quality Fund	U.S. Core Equity Fund	U.S. Intrinsic Value Fund	U.S. Growth Fund	U.S. Flexible Equities Fund	U.S. Small/Mid Cap Fund
Futures contracts
Adjust exposure to certain securities markets		X	X			X
Maintain the diversity and liquidity of the portfolio		X	X			X
Swap agreements
To achieve returns comparable to holding and lending a direct equity position			X
Rights and/or warrants
Received as a result of corporate actions	X			X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Funds’ forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. The premium, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss in the Statement of Operations.

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Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants held at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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August 31, 2012

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Fund (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2012 and the Statement of Operations. for the period ended August 31, 2012^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Quality Fund
Net Realized Gain (Loss) on:
Futures Contracts	$—	$(9,051,137)	$—	$—	$—	$(9,051,137)

Real Estate Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$0	$—	$—	$—	$0

U.S. Core Equity Fund
Asset:
Unrealized appreciation on Swap Agreements	$—	$687,738	$—	$—	$—	$687,738

Liability:
Unrealized depreciation on Swap Agreements	$—	$(185,343)	$—	$—	$—	$(185,343)

Net Realized Gain (Loss) on:
Futures Contracts	$—	$2,620,500	$—	$—	$—	$2,620,500
Swap Agreements	—	(357,051)	—	—	—	(357,051)

Total Realized Gain (Loss)	$—	$2,263,449	$—	$—	$—	$2,263,449

Change in Net Unrealized Appreciation (Depreciation) on:
Swap Agreements	$—	$(145,807)	$—	$—	$—	$(145,807)

U.S. Flexible Equities Fund
Net Realized Gain (Loss) on:
Futures Contracts	$—	$514,764	$—	$—	$—	$514,764

U.S. Intrinsic Value Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$2,640	$—	$—	$—	$2,640

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$797	$—	$—	$—	$797

^	Because the Funds value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts and rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2012:

Fund Name	Futures Contracts ($)		Swap Agreements ($)	Rights/ Warrants ($)
Quality Fund	18,581,333		—	—
U.S. Core Equity Fund	3,128,499	*	4,991,220	—
U.S. Flexible Equities Fund	12,256,850		—	—
U.S. Intrinsic Value Fund	—		—	2,368
Real Estate Fund	—		—	0	**

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August 31, 2012

*	During the period ended August 31, 2012, the Fund did not hold futures contracts at any month-end, therefore, the average amount outstanding was calculated using daily outstanding absolute values.

**	Represents the interest in securities that had no value during the period ended August 31, 2012.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee is paid monthly equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Management Fee	0.33%	0.33%	0.31%	0.33%	0.31%	0.31%	0.31%

In addition, each class of shares of certain Funds (except Class M shares which are described below) pay the Manager a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. The Manager may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan.

Both shareholder service fees and administration fees are paid monthly equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V		Class VI	Class M Admin Fee	Class M 12b-1 Fee
Quality Fund	0.15%	0.105%	0.085%		0.055%
Real Estate Fund	0.15%
U.S. Core Equity Fund	0.15%	0.10%	0.085%	*	0.055%	0.20%	0.25%
U.S. Flexible Equities Fund	0.15%	0.105%	0.085%		0.055%
U.S. Growth Fund	0.15%					0.20%	0.25%
U.S. Intrinsic Value Fund	0.15%
U.S. Small/Mid Cap Fund	0.15%

*	Class is offered but has no shareholders as of August 31, 2012.

For each Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of the management fees to the Manager. Subject to the exclusions noted below, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that charges a management fee, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2013 for each Fund unless the Fund’s Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

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The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2012 is shown in the table below and included in the Statement of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with the Manager ($)
Quality Fund	130,640	57,694
Real Estate Fund	104	28
U.S. Core Equity Fund	9,844	4,214
U.S. Flexible Equities Fund	12,222	42
U.S. Growth Fund	15	4
U.S. Intrinsic Value Fund	46	14
U.S. Small/Mid Cap Fund	35	16

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2012, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Quality Fund	0.003%	0.000%	0.003%
Real Estate Fund	<0.001%	0.000%	<0.001%
U.S. Core Equity Fund	<0.001%	0.000%	<0.001%
U.S. Flexible Equities Fund	<0.001%	0.000%	<0.001%
U.S. Growth Fund	<0.001%	0.000%	<0.001%
U.S. Intrinsic Value Fund	<0.001%	0.000%	<0.001%
U.S. Small/Mid Cap Fund	<0.001%	0.000%	<0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2012 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Quality Fund	—	3,059,094,274	—	2,779,359,006
Real Estate Fund	—	1,188,792	—	7,315,664
U.S. Core Equity Fund	—	454,974,369	—	522,579,360
U.S. Flexible Equities Fund	—	464,309,006	—	446,082,548
U.S. Growth Fund	—	925,188	—	932,420
U.S. Intrinsic Value Fund	—	2,444,507	—	2,339,254
U.S. Small/Mid Cap Fund	—	3,800,390	—	4,741,427

70

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Cost of purchases and proceeds from sales of securities for in-kind transactions in accordance with U.S. GAAP for the period ended August 31, 2012 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
Quality Fund	—	7,068,196,271
U.S. Flexible Equities Fund	7,068,196,271	—

For the period ended August 31, 2012, the Funds had the following net realized losses attributed to redemption in-kind transactions:

Fund Name	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Quality Fund	(65,456,378)

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2012

Fund name	Number of shareholders that hold more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Quality Fund	—		—	0.59%	10.06%
Real Estate Fund	2		91.01%	1.52%	60.08%
U.S. Core Equity Fund	2	*	58.51%	0.02%	60.77%
U.S. Flexible Equities Fund	5	**	71.20%	—	100.00%
U.S. Growth Fund	2		84.49%	0.47%	—
U.S. Intrinsic Value Fund	1		98.23%	0.36%	—
U.S. Small/Mid Cap Fund	4	*	85.23%	1.83%	88.59%

*	One of these shareholders is another fund of the Trust.
**	Four of these shareholders are other funds of the Trust.

71

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds shares were as follows:

	Six Months Ended August 31, 2012 (Unaudited)				Year Ended February 29, 2012

	Shares		Amount		Shares	Amount
Quality Fund
Class III:
Shares sold	23,097,800		$543,653,703		76,350,060	$1,607,164,985
Shares issued to shareholders in reinvestment of distributions	14,630,917		332,088,755		4,312,149	90,784,892
Shares repurchased	(61,787,850	)(a)	(1,435,635,721	)(a)	(55,346,625)	(1,180,164,419)

Net increase (decrease)	(24,059,133)		$(559,893,263)		25,315,584	$517,785,458

Class IV:
Shares sold	32,037,513		$751,607,548		43,132,971	$917,414,028
Shares issued to shareholders in reinvestment of distributions	3,523,582		80,024,098		1,014,045	21,425,269
Shares repurchased	(29,481,739	)(b)	(695,951,664	)(b)	(37,050,512)	(796,857,398)

Net increase (decrease)	6,079,356		$135,679,982		7,096,504	$141,981,899

Class V:
Shares sold	18,909,171		$453,188,225		38,642,951	$826,562,941
Shares issued to shareholders in reinvestment of distributions	2,293,633		51,976,405		378,957	7,891,485
Shares repurchased	(26,597,344	)(c)	(608,803,262	)(c)	(32,190,933)	(696,505,423)

Net increase (decrease)	(5,394,540)		$(103,638,632)		6,830,975	$137,949,003

Class VI:
Shares sold	40,617,526		$951,723,736		192,777,013	$4,102,545,599
Shares issued to shareholders in reinvestment of distributions	23,743,146		539,164,224		8,228,265	173,316,152
Shares repurchased	(316,102,389	)(d)	(7,181,219,610	)(d)	(209,840,884)	(4,487,746,208)

Net increase (decrease)	(251,741,717)		$(5,690,331,650)		(8,835,606)	$(211,884,457)

Real Estate Fund
Class III:
Shares sold	25,503		$231,627		14,621	$119,415
Shares issued to shareholders in reinvestment of distributions	1,417		13,391		1,499	11,981
Shares repurchased	(677,725)		(6,424,500)		(30,011)	(250,319)

Net increase (decrease)	(650,805)		$(6,179,482)		(13,891)	$(118,923)

U.S. Core Equity Fund
Class III:
Shares sold	273,472		$3,680,182		2,350,056	$28,582,401
Shares issued to shareholders in reinvestment of distributions	72,872		977,947		429,521	5,137,258
Shares repurchased	(4,178,632)		(55,854,136)		(15,677,019)	(188,607,368)

Net increase (decrease)	(3,832,288)		$(51,196,007)		(12,897,442)	$(154,887,709)

72

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
U.S. Core Equity Fund (continued)
Class IV:
Shares sold	—	$—	18,897	$216,562
Shares issued to shareholders in reinvestment of distributions	17,126	229,310	101,220	1,207,320
Shares repurchased	(564,104)	(7,547,090)	(9,750,350)	(117,378,632)

Net increase (decrease)	(546,978)	$(7,317,780)	(9,630,233)	$(115,954,750)

Class VI:
Shares sold	9,219,211	$121,755,010	18,424,935	$219,947,887
Shares issued to shareholders in reinvestment of distributions	392,447	5,250,934	1,896,439	22,618,517
Shares repurchased	(10,903,748)	(143,438,013)	(30,626,365)	(358,908,407)

Net increase (decrease)	(1,292,090)	$(16,432,069)	(10,304,991)	$(116,342,003)

Class M:
Shares issued to shareholders in reinvestment of distributions	329	$4,411	1,623	$19,394
Shares repurchased	(1,212)	(16,568)	(7,948)	(98,060)

Net increase (decrease)	(883)	$(12,157)	(6,325)	$(78,666)

	Period ended August 31, 2012 (Unaudited)

	Shares	Amount
U.S. Flexible Equities Fund
Class III*:
Shares sold	76,492,568 (e)	$758,324,133 (e)
Shares repurchased	(37,226,300)	(369,278,044)

Net increase (decrease)	39,266,268	$389,046,089

Class IV*:
Shares sold	19,277,294 (f)	$190,859,052 (f)
Shares repurchased	(10,107,951)	(100,245,238)

Net increase (decrease)	9,169,343	$90,613,814

Class V*:
Shares sold	59,559,593 (g)	$589,682,736 (g)
Shares repurchased	(31,262,334)	(310,078,365)

Net increase (decrease)	28,297,259	$279,604,371

Class VI**:
Shares sold	1,390,438,242 (h)	$13,846,379,960 (h)
Shares repurchased	(751,492,314)	(7,454,858,941)

Net increase (decrease)	638,945,928	$6,391,521,019

(a)	15,480,942 shares and $350,049,355 were redeemed in-kind.
(b)	4,217,175 shares and $95,429,526 were redeemed in-kind.
(c)	13,031,535 shares and $294,841,368 were redeemed in-kind.
(d)	287,187,391 shares and $6,502,556,921 were redeemed in-kind.
(e)	35,355,956 shares and $350,049,355 were purchased in-kind.
(f)	9,638,647 shares and $95,429,526 were purchased in-kind.
(g)	29,779,796 shares and $294,841,368 were purchased in-kind.
(h)	656,058,687 shares and $6,502,556,921 were purchased in-kind.

73

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
U.S. Growth Fund
Class III:
Shares sold	—	$—	11,102	$205,638
Shares issued to shareholders in reinvestment of distributions	5,870	115,778	1,615	29,151
Shares repurchased	(2,149)	(45,234)	(31,069)	(616,783)

Net increase (decrease)	3,721	$70,544	(18,352)	$(381,994)

Class M:
Shares issued to shareholders in reinvestment of distributions	1,931	$37,939	363	$6,551
Shares repurchased	(361)	(7,347)	(4,435)	(79,417)

Net increase (decrease)	1,570	$30,592	(4,072)	$(72,866)

U.S. Intrinsic Value Fund
Class III:
Shares sold	799	$6,800	4,057	$32,135
Shares issued to shareholders in reinvestment of distributions	5,351	45,271	19,761	151,119
Shares repurchased	(2,353)	(19,288)	(8,543)	(66,531)

Net increase (decrease)	3,797	$32,783	15,275	$116,723

U.S. Small/Mid Cap Fund
Class III:
Shares sold	47,679	$402,308	568,712	$4,668,973
Shares issued to shareholders in reinvestment of distributions	2,539	21,814	9,706	78,203
Shares repurchased	(175,864)	(1,435,629)	(1,036,151)	(8,764,397)
Purchase premiums	—	766	—	21,855
Redemption fees	—	5,922	—	42,209

Net increase (decrease)	(125,646)	$(1,004,819)	(457,733)	$(3,953,157)

*	Period from July 23, 2012 (commencement of operations) through August 31, 2012.
**	Period from July 20, 2012 (commencement of operations) through August 31, 2012.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Quality Fund
U.S. Treasury Fund	$64,903,199	$234,875,000	$60,427,096	$48,409	$—	$—	$239,351,103
U.S. Flexible Equities Fund**	—	8,048,791,729	7,983,335,351	—	—	—	—

Totals	$64,903,199	$8,283,666,729	$8,043,762,447	$48,409	$—	$—	$239,351,103

Real Estate Fund
GMO U.S. Treasury Fund	$126,961	$232,000	$231,000	$81	$—	$—	$127,961

74

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
U.S. Core Equity Fund
GMO U.S. Treasury Fund	$12,914,546	$95,459,000	$98,543,546	$10,677	$—	$—	$9,830,000

U.S. Flexible Equities Fund
GMO U.S. Treasury Fund	$—	$67,211,959	$4,588,000	$4,863	$—	$—	$62,623,959

U.S. Growth Fund
GMO U.S. Treasury Fund	$80,973	$117,000	$137,000	$22	$—	$—	$60,973

U.S. Intrinsic Value Fund
GMO U.S. Treasury Fund	$167,995	$48,000	$29,000	$82	$—	$—	$186,994

U.S. Small/Mid Cap Fund
GMO U.S. Treasury Fund	$270,998	$—	$121,000	$83	$—	$—	$149,998

*	The table above includes estimates sources of all distributions paid by the underlying funds during the period March 1, 2012 through August 31, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2013.
**	Represents U.S. Flexible Equities Fund Class III, IV, V and VI.

11.	Subsequent Events

In September 2012, shareholders of GMO U.S. Small/Mid Cap Fund approved a new management contract for the Fund. 749,837.38 shares were voted in favor of approving the new management contract and 249,910.956 shares were not voted. Effective September 30, 2012, the Fund pays an investment management fee to GMO at the annual rate of 0.45% of the Fund’s average daily net assets.

Additionally, effective September 11, 2012, Thomas Hancock and David Cowan are the Senior Members and Co-Directors of the Quantitative Equity Division of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), and Ben Inker and Sam Wilderman are the Senior Members and Co-Directors of the Asset Allocation Division of GMO.

75

GMO Trust Funds

Board Review of Management Agreements

August 31, 2012 (Unaudited)

Quality Fund

Approval of renewal of management agreement for GMO Quality Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and

76

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August 31, 2012 (Unaudited)

administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Real Estate Fund

Approval of renewal of management agreement for GMO Real Estate Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

77

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

U.S. Core Equity Fund

Approval of renewal of management agreement for GMO U.S. Core Equity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van

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GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the

79

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

U.S. Flexible Equities Fund

Approval of initial management agreement for GMO U.S. Flexible Equities Fund. In determining to approve the initial management agreement of the Fund, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. At a meeting on March 1, 2012, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to the Trustees for purposes of considering the Manager’s proposal to establish the Fund as a new series of the Trust and the proposed new management agreement between the Trust, on behalf of the Fund, and the Manager. During the meeting, the Trustees met with a member of the Manager’s Asset Allocation Division, the investment division that would be responsible for the overall management and strategic direction of the Fund.

At meetings throughout the year, the Trustees had considered information relevant to approval of the Fund’s management agreement, including information provided at meetings with the Manager’s investment advisory personnel (including members of the Manager’s Asset Allocation Division and the Manager’s Quantitative Equity Division, the investment division that would be responsible for day-to-day management of the Fund) with respect to other series of the Trust (collectively, the “GMO funds”). In addition to that information the Trustees considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel who would be providing services under the Fund’s management agreement and information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees observed that the Fund’s purpose is to complement the strategies being pursued by the Manager in GMO’s asset allocation funds and GMO’s separate accounts and, therefore, that the Fund would not be a standalone investment. The Trustees also considered the qualifications, experience and expertise of the personnel who would be responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques that would be used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees to be paid to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques to be used to manage the Fund. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager’s profitability with respect to the Fund. The Trustees did, however, consider how the proposed fees compared to fees paid by other U.S. equity funds of the Trust and so-called “fallout benefits” to the Manager and also possible reputational value to be derived by the Manager from serving as the Fund’s investment manager. The Trustees also considered that the fee to be charged under the Fund’s management agreement would be based on services to be provided by the Manager that would be in addition to, rather than duplicative of, services to be provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which the Fund may invest. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee to be charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors. The Trustees considered the rigor and discipline with which the Manager would be managing the Fund and the extent and quality of the resources, including human resources, to be brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services to be provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of other GMO funds. The Trustees also considered the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including

80

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions that they received over the course of the year. Finally, the Trustees considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund would be consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services to be provided by persons other than the Manager, considering, among other things, the Fund’s estimated total expenses, the Manager’s proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the approval of that agreement.

Following their review, the Trustees who were not “interested persons” of the Trust, in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund’s initial management agreement for an initial period ending on the second anniversary of the agreement’s execution.

U.S. Growth Fund

Approval of renewal of management agreement for GMO U.S. Growth Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the

81

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

U.S. Intrinsic Value Fund

Approval of renewal of management agreement for GMO U.S. Intrinsic Value Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance

82

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s

83

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

U.S. Small/Mid Cap Fund (formerly known as GMO U.S. Small/Mid Cap Value Fund)

Approval of renewal of management agreement for GMO U.S. Small/Mid Cap Fund. In determining to approve the renewal of the management agreement of the Fund (the “Current Management Contract”) for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “funds”) but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Current Management Contract. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the funds and various methods for evaluating fund performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the Current Management Contract. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Current Management Contract. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention devoted by the Manager’s senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered information provided by the Manager addressing the Fund’s performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Current Management Contract and the Fund’s shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In evaluating the Current Management Contract and the Fund’s shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for separately managed accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client

84

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

relationships. The Trustees also considered that the fee charged under the Current Management Contract is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the Current Management Contract. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the Current Management Contract was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Current Management Contract.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Current Management Contract for an additional twelve-month period commencing June 30, 2012.

Approval of new amended and restated management agreement for GMO U.S. Small/Mid Cap Fund. At a meeting of the Trust’s Board of Trustees held on May 11, 2012, the Trust’s Board considered the terms of a proposed new amended and restated management agreement between the Trust, on behalf of the Fund, and the Manager, with respect to the Fund that will implement a new management fee for the Fund (the “New Management Contract”). At a meeting held on June 12, 2012, the Board of Trustees, including all of the Independent Trustees, approved the New Management Contract and resolved to recommend approval of the New Management Contract by the Fund’s shareholders.

In connection with its consideration of the New Management Contract, the Independent Trustees met privately with their independent legal counsel and independent compliance consultant on May 11, 2012. In addition to the information the Board of Trustees took into account in connection with its approval of the Current Management Contract on June 12, 2012 described above, the Board of Trustees also considered the following factors, among others: (i) that the Fund’s management fee under the Current Management Contract does not adequately reflect the resources required to manage the Fund and the limited scalability of funds investing principally in the U.S. small/mid cap investment universe; (ii) that the Fund’s management fee under the New Management Contract would compare favorably to the management fees paid by other similar funds and would remain in the lowest (most favorable) quartile of fees paid by a group of peer funds selected by a third-party data service; and (iii) that the Fund’s current estimated total expenses (after waivers and reimbursements) under the New Management Contract would remain well below the median of expenses borne by a group of peer funds selected by a third-party data service.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the New Management Contract.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the New Management Contract for an initial period ending on the second anniversary of the agreement’s execution.

85

GMO Trust Funds

Fund Expenses

August 31, 2012 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2012.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 through August 31, 2012.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual				Hypothetical
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*		Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*		Annualized Net Expense Ratio
Quality Fund
Class III	$1,000.00	$1,061.30	$2.49		$1,000.00	$1,022.79	$2.45		0.48%
Class IV	$1,000.00	$1,061.90	$2.29		$1,000.00	$1,022.99	$2.24		0.44%
Class V	$1,000.00	$1,062.10	$2.13		$1,000.00	$1,023.14	$2.09		0.41%
Class VI	$1,000.00	$1,062.20	$1.98		$1,000.00	$1,023.29	$1.94		0.38%
Real Estate Fund
Class III	$1,000.00	$1,111.50	$2.55		$1,000.00	$1,022.79	$2.45		0.48%
U.S. Core Equity Fund
Class III	$1,000.00	$1,062.70	$2.39		$1,000.00	$1,022.89	$2.35		0.46%
Class IV	$1,000.00	$1,062.90	$2.13		$1,000.00	$1,023.14	$2.09		0.41%
Class VI	$1,000.00	$1,063.10	$1.92		$1,000.00	$1,023.34	$1.89		0.37%
Class M	$1,000.00	$1,061.20	$3.95		$1,000.00	$1,021.37	$3.87		0.76%
U.S. Flexible Equities Fund
Class III	$1,000.00	$1,040.30	$0.52	**	$1,000.00	$1,004.83	$0.52	**	0.48%
Class IV	$1,000.00	$1,040.30	$0.48	**	$1,000.00	$1,004.87	$0.48	**	0.44%
Class V	$1,000.00	$1,040.30	$0.46	**	$1,000.00	$1,004.89	$0.45	**	0.42%
Class VI	$1,000.00	$1,030.00	$0.46	***	$1,000.00	$1,005.30	$0.45	***	0.39%
U.S. Growth Fund
Class III	$1,000.00	$1,067.00	$2.40		$1,000.00	$1,022.89	$2.35		0.46%
Class M	$1,000.00	$1,065.20	$3.96		$1,000.00	$1,021.37	$3.87		0.76%
U.S. Intrinsic Value Fund
Class III	$1,000.00	$1,069.40	$2.40		$1,000.00	$1,022.89	$2.35		0.46%
U.S. Small/Mid Cap Fund
Class III	$1,000.00	$1,014.80	$2.34		$1,000.00	$1,022.89	$2.35		0.46%

86

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2012 (Unaudited)

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2012, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

**	For the period July 23, 2012 (commencement of operations) through August 31, 2012. Expense is calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2012, multiplied by the average account value over the period, multiplied by 39 days in the period, divided by 365 days in the year.

***	For the period July 20, 2012 (commencement of operations) through August 31, 2012. Expense is calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2012, multiplied by the average account value over the period, multiplied by 42 days in the period, divided by 365 days in the year.

87

GMO Trust

Semiannual Report

August 31, 2012

Foreign Fund

Foreign Small Companies Fund

Global Focused Equity Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

i

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Foreign Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.4%
Short-Term Investments	3.4
Preferred Stocks	0.5
Forward Currency Contracts	(0.1)
Other	0.8

100.0%

Country Summary*	% of Investments
Japan	26.5%
United Kingdom	23.1
Germany	8.4
France	6.5
Switzerland	6.3
Australia	5.5
Italy	3.8
Netherlands	2.6
Spain	2.3
Finland	2.2
Russia	1.9
Sweden	1.7
Hong Kong	1.5
South Korea	1.4
Norway	1.1
Singapore	1.0
Brazil	0.9
Mexico	0.7
Ireland	0.5
Taiwan	0.5
Thailand	0.5
Chile	0.4
Denmark	0.4
Austria	0.1
Israel	0.1
Philippines	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	14.9%
Banks	9.5
Capital Goods	9.3
Telecommunication Services	8.3
Pharmaceuticals, Biotechnology & Life Sciences	7.5
Materials	6.5
Automobiles & Components	6.2
Insurance	5.4
Food, Beverage & Tobacco	5.4
Technology Hardware & Equipment	5.0
Real Estate	4.2
Transportation	2.9
Food & Staples Retailing	2.7
Utilities	1.9
Software & Services	1.6
Diversified Financials	1.6
Consumer Services	1.6
Retailing	1.4
Health Care Equipment & Services	1.1
Media	1.1
Consumer Durables & Apparel	0.8
Commercial & Professional Services	0.5
Semiconductors & Semiconductor Equipment	0.4
Household & Personal Products	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETF’s, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%

	Australia — 5.2%
840,556	Asciano Group	3,910,808
359,411	Australia and New Zealand Banking Group Ltd	9,262,727
363,308	Crown Ltd	3,382,302
2,694,529	Dexus Property Group (REIT)	2,666,711
1,485,095	Incitec Pivot Ltd	4,492,592
1,195,674	Stockland (REIT)	3,940,241
1,974,245	Telstra Corp Ltd	7,857,543
370,408	Westpac Banking Corp	9,519,095

	Total Australia	45,032,019

	Austria — 0.1%
80,645	Telekom Austria AG	643,516

	Brazil — 0.4%
53,100	Cia de Locacao das Americas *	221,043
138,800	Cia Hering	3,032,553

	Total Brazil	3,253,596

	Chile — 0.4%
191,700	Cencosud SA ADR	3,350,916

	Denmark — 0.4%
146,054	H Lundbeck A/S	2,688,438
737,118	Ossur HF *	1,014,528

	Total Denmark	3,702,966

	Finland — 2.2%
93,696	Elisa Oyj	1,979,589
42,838	Metso Oyj	1,528,418
96,373	Nokian Renkaat Oyj	3,782,493
1,452,412	Nokia Oyj	4,096,757
150,229	Rautaruukki Oyj	961,400
126,912	Sampo Oyj Class A	3,635,890
234,388	UPM–Kymmene Oyj	2,591,106

	Total Finland	18,575,653

	France — 6.2%
58,186	Accor SA	1,840,245
209,761	AXA	3,024,314
54,914	BNP Paribas	2,376,687
61,959	Carrefour SA	1,296,613
18,433	Christian Dior SA	2,626,533
51,667	Compagnie Generale des Etablissements Michelin-Class B	3,697,849
76,025	European Aeronautic Defense and Space Co NV	2,893,529
38,167	Legrand SA	1,316,868

Shares	Description	Value ($)
	France — continued
43,902	Publicis Groupe SA	2,275,815
36,879	Renault SA	1,719,905
128,021	Sanofi	10,472,103
21,149	Societe BIC SA	2,274,975
36,406	Sodexo	2,876,242
225,686	Total SA	11,251,965
18,978	Vallourec SA	878,400
138,832	Vivendi SA	2,717,124

	Total France	53,539,167

	Germany — 8.0%
45,897	Allianz SE (Registered)	5,025,032
145,439	Bayer AG (Registered)	11,262,734
96,151	Daimler AG (Registered)	4,702,831
48,955	Deutsche Boerse AG	2,523,506
293,045	Deutsche Post AG (Registered)	5,684,148
440,039	E.ON AG	10,098,714
56,865	HeidelbergCement AG	2,865,213
26,630	K+S AG	1,300,402
102,040	Metro AG	3,069,135
17,741	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,621,709
156,782	SAP AG	10,300,788
100,841	Siemens AG (Registered)	9,518,469

	Total Germany	68,972,681

	Hong Kong — 1.5%
472,000	Cheung Kong Holdings Ltd	6,456,637
1,728,000	HKT Trust	1,477,794
281,500	Power Assets Holdings Ltd	2,284,057
208,000	Swire Pacific Ltd	2,470,021

	Total Hong Kong	12,688,509

	Ireland — 0.5%
34,251	DCC Plc	894,484
75,557	Kerry Group Plc Class A	3,619,275

	Total Ireland	4,513,759

	Israel — 0.1%
453,956	Bezeq Israeli Telecommunication Corp Ltd	515,647

	Italy — 3.7%
68,013	Assicurazioni Generali SPA	967,757
242,752	Autogrill SPA	2,066,648
654,661	ENI SPA	14,444,917
273,022	Fiat Industrial SPA	2,742,235
54,533	Finmeccanica SPA *	241,530
451,839	Intesa San Paolo	708,057
237,220	Intesa Sanpaolo SPA-Di RISP	300,820
129,369	Lottomatica SPA	2,688,364

2	See accompanying notes to the financial statements.

Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
1,379,431	Mediaset SPA	2,760,012
166,946	Mediobanca SPA	779,966
783,435	Saras SPA *	846,506
2,758,928	Telecom Italia SPA	2,563,317
172,963	UniCredit SPA *	682,854

	Total Italy	31,792,983

	Japan — 25.4%
527	Activia Properties Inc	3,123,162
176,100	Aisin Seiki Co Ltd	5,629,844
845,000	Asahi Kasei Corp	4,416,472
126,400	Astellas Pharma Inc	6,189,375
202,800	Canon Inc	6,759,783
193,500	Daikin Industries Ltd	5,176,660
58,700	Daito Trust Construction Co Ltd	5,747,615
129,300	East Japan Railway Co	8,680,462
2,405	Fuji Media Holdings Inc	3,750,115
2,182,000	Hitachi Ltd	12,572,718
420,300	Honda Motor Co Ltd	13,390,898
218,500	Hoya Corp	4,949,944
533,000	Itochu Corp	5,436,362
271,300	Japan Tobacco Inc	8,226,149
227,100	JSR Corp	3,881,427
181,700	JS Group Corp	3,919,527
1,367,900	JX Holdings Inc	7,122,357
118,200	Lawson Inc	9,063,653
70,700	Miraca Holdings Inc	3,175,640
864,000	Mitsubishi Electric Corp	7,048,904
2,080,500	Mitsubishi UFJ Financial Group Inc	9,510,378
421,000	Mitsui & Co Ltd	5,913,286
1,501,400	Nissan Motor Co Ltd	14,080,153
134,300	Nitto Denko Corp	6,231,854
5,208	NTT Docomo Inc	8,872,326
501,000	Sekisui Chemical Co Ltd	4,116,515
173,900	Seven & I Holdings Co Ltd	5,291,494
48,800	Shimamura Co Ltd	5,804,185
3,190,000	Shinsei Bank Ltd	3,724,621
280,400	Sumitomo Rubber Industries	3,437,237
453,800	Sumitomo Mitsui Financial Group Inc	14,133,986
193,500	Sumitomo Realty & Development Co Ltd	4,754,217
183,500	Tokio Marine Holdings Inc	4,430,567

	Total Japan	218,561,886

	Mexico — 0.7%
719,300	Alpek SA de CV *	1,895,790
659,800	Fibra Uno Administracion SA de CV (REIT)	1,404,170
31,500	Grupo Aeroportuario del Sureste SAB de CV ADR	2,645,370

	Total Mexico	5,945,330

Shares	Description	Value ($)
	Netherlands — 2.5%
503,510	Aegon NV	2,584,588
91,257	Arcadis NV	1,905,869
30,947	ASML Holding NV	1,756,123
141,818	CSM NV	2,393,151
384,568	Delta Lloyd NV	5,307,711
128,232	Imtech NV	3,320,649
47,745	ING Groep NV *	364,019
68,856	Koninklijke KPN NV	590,468
69,730	Koninklijke Philips Electronics NV	1,600,532
115,167	SBM Offshore NV *	1,630,118

	Total Netherlands	21,453,228

	Norway — 1.0%
340,149	ProSafe SE	2,597,412
83,672	Seadrill Ltd	3,434,253
670,828	Storebrand ASA *	2,831,377

	Total Norway	8,863,042

	Philippines — 0.1%
218,320	Cebu Air Inc	305,639
51,980	GT Capital Holdings Inc *	664,364

	Total Philippines	970,003

	Russia — 1.9%
201,449	Gazprom OAO Sponsored ADR	1,938,864
71,911	Pharmstandard GDR (Registered Shares) *	1,037,047
147,350	Phosagro OAO GDR	1,895,020
312,779	Sberbank Sponsored ADR	3,581,047
143,990	TMK OAO (Registered Shares)	1,972,161
522,300	VimpelCom Ltd Sponsored ADR	5,552,049

	Total Russia	15,976,188

	Singapore — 0.9%
260,554	DBS Group Holdings Ltd	3,027,372
1,115,000	Global Logistic Properties Ltd	2,123,706
306,100	Keppel Corp Ltd	2,752,065

	Total Singapore	7,903,143

	South Korea — 1.3%
21,930	Dongbu Insurance Co Ltd	899,603
21,184	Doosan Heavy Industries and Construction Co	1,110,578
12,590	Kia Motors Corp	825,504
16,520	KT Corp	501,714
48,600	KT Corp Sponsored ADR	734,346
12,478	KT&G Corp	944,110
153,880	LG Display Co Ltd *	3,565,167
1,675	Samsung Electronics Co Ltd	1,827,898

See accompanying notes to the financial statements.	3

Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
24,400	Shinhan Financial Group Co Ltd	763,273

	Total South Korea	11,172,193

	Spain — 2.2%
145,544	Amadeus IT Holding SA Class A	3,247,157
354,746	Banco Santander SA	2,524,316
165,585	Enagas	3,071,827
228,922	Repsol YPF SA	4,204,121
481,142	Telefonica SA	6,080,537

	Total Spain	19,127,958

	Sweden — 1.6%
573,917	Ericsson LM B Shares	5,358,418
156,202	Getinge AB Class B	4,649,554
124,409	Sandvik AB	1,660,273
113,460	Svenska Cellulosa AB Class B	2,025,977

	Total Sweden	13,694,222

	Switzerland — 6.0%
40,672	Adecco SA *	1,839,778
266,532	Novartis AG (Registered)	15,717,558
267,433	OC Oerlikon Corp AG *	2,370,767
28,778	Roche Holding AG (Non Voting)	5,231,656
32,250	Sulzer AG	4,352,439
9,222	Swisscom AG (Registered)	3,699,506
14,054	Syngenta AG (Registered)	4,745,001
436,418	UBS AG (Registered) *	4,869,291
38,081	Zurich Financial Services AG *	9,140,116

	Total Switzerland	51,966,112

	Taiwan — 0.5%
276,416	Asustek Computer Inc	2,773,421
160,000	HTC Corp	1,385,305

	Total Taiwan	4,158,726

	Thailand — 0.5%
441,900	Bangkok Bank Pcl NVDR	2,654,193
5,954,700	Land & Houses Pcl NVDR	1,540,966

	Total Thailand	4,195,159

	United Kingdom — 22.1%
156,367	AMEC Plc	2,749,711
349,585	BG Group Plc	7,149,113
178,847	BHP Billiton Plc	5,234,184
3,533,577	BP Plc	24,786,355
263,541	British American Tobacco Plc	13,811,923
845,109	BT Group Plc	2,919,238
333,278	Diageo Plc	9,109,967
393,615	GlaxoSmithKline Plc	8,921,740

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	1,821,987	HSBC Holdings Plc	15,871,865
	171,388	Imperial Tobacco Group Plc	6,686,688
	473,320	Inchcape Plc	2,767,373
	115,340	John Wood Group Plc	1,501,177
	17,833	Johnson Matthey Plc	680,246
	791,852	National Express Group Plc	2,733,044
	542,392	Premier Oil Plc *	3,220,776
	355,675	Prudential Plc	4,443,034
	266,629	Rio Tinto Plc	11,640,814
	196,878	Rolls-Royce Holdings Plc *	2,564,897
	525,427	Royal Dutch Shell Plc A Shares (London)	18,381,744
	426,771	Royal Dutch Shell Plc B Shares (London)	15,396,465
	205,196	Schroders Plc (Non Voting)	3,788,980
	130,232	Travis Perkins Plc	2,120,955
	79,376	Ultra Electronics Holdings Plc	1,933,911
	6,222,163	Vodafone Group Plc	17,944,427
	150,424	Weir Group Plc (The)	3,896,971

		Total United Kingdom	190,255,598

		TOTAL COMMON STOCKS (COST $800,168,108)	820,824,200

		PREFERRED STOCKS — 0.5%

		Brazil — 0.5%
	178,300	Telefonica Brasil SA 2.28%	3,864,821

		South Korea — 0.0%
	4,312	LG Chem Ltd 4.46%	347,258

		TOTAL PREFERRED STOCKS (COST $4,550,767)	4,212,079

		SHORT-TERM INVESTMENTS — 3.4%

		Time Deposits — 3.4%
USD	5,119,092	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 09/03/12	5,119,092
EUR	1,589	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.04)%, due 09/03/12	1,999
JPY	19,204,094	Citibank (New York) Time Deposit, 0.01%, due 09/03/12	245,285
USD	9,324,842	DnB Nor Bank (Oslo) Time Deposit, 0.07%, due 09/03/12	9,324,842
AUD	157,549	JPMorgan Chase (New York) Time Deposit, 2.65%, due 09/03/12	162,772
GBP	39,949	JPMorgan Chase (New York) Time Deposit, 0.05%, due 09/03/12	63,434

4	See accompanying notes to the financial statements.

Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	14,569,623	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 09/03/12	14,569,623

		Total Time Deposits	29,487,047

		TOTAL SHORT-TERM INVESTMENTS (COST $29,487,047)	29,487,047

		TOTAL INVESTMENTS — 99.3% (Cost $834,205,922)	854,523,326
		Other Assets and Liabilities (net) — 0.7%	5,699,439

		TOTAL NET ASSETS — 100.0%	$860,222,765

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
9/12/12	Deutsche Bank AG	JPY	1,747,777,500	$22,323,889	$(310,721)
9/12/12	HSBC Bank USA	JPY	1,747,777,500	22,323,890	(303,490)

				$44,647,779	$(614,211)

#	Fund sells foreign currency; buys USD.

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 14.

See accompanying notes to the financial statements.	5

Foreign Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.7%
Short-Term Investments	4.5
Preferred Stocks	1.0
Debt Obligations	0.1
Forward Currency Contracts	(0.1)
Other	0.8

100.0%

Country Summary*	% of Investments
Japan	25.5%
United Kingdom	17.6
France	5.5
South Korea	5.4
Australia	4.3
Canada	4.3
Switzerland	4.2
Germany	3.8
Brazil	3.5
Italy	3.0
Sweden	2.9
Netherlands	2.6
Norway	2.3
Belgium	2.0
Spain	2.0
Finland	1.7
Singapore	1.2
Denmark	1.1
Hong Kong	1.1
Ireland	1.1
Mexico	1.0
Austria	0.8
New Zealand	0.8
Russia	0.5
Chile	0.4
Philippines	0.4
Thailand	0.4
Czech Republic	0.3
India	0.2
Taiwan	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Capital Goods	14.6%
Energy	7.6
Materials	7.5
Real Estate	6.9
Health Care Equipment & Services	6.1
Retailing	5.5
Automobiles & Components	5.4
Food, Beverage & Tobacco	4.7
Commercial & Professional Services	4.3
Consumer Services	4.2
Transportation	3.9
Technology Hardware & Equipment	3.8
Food & Staples Retailing	3.2
Software & Services	3.0
Pharmaceuticals, Biotechnology & Life Sciences	2.9
Banks	2.8
Diversified Financials	2.8
Media	2.8
Consumer Durables & Apparel	2.5
Utilities	1.9
Telecommunication Services	1.6
Semiconductors & Semiconductor Equipment	1.0
Insurance	1.0

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

6

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.7%

	Australia — 4.1%
1,104,764	Asciano Group	5,140,074
4,426,120	Dexus Property Group (REIT)	4,380,425
664,379	Iress Market Technology Ltd	5,049,943
1,479,117	Primary Health Care Ltd	5,723,622
662,645	Tox Free Solutions Ltd	1,824,609

	Total Australia	22,118,673

	Austria — 0.7%
188,122	Conwert Immobilien Invest SE	2,055,663
8,285	Lenzing AG	717,795
112,352	Zumtobel AG	1,265,978

	Total Austria	4,039,436

	Belgium — 1.9%
46,378	CMB Cie Maritime Belge SA	932,573
43,109	Compagnie d’Entreprises CFE	2,048,631
46,489	Mobistar SA	1,470,742
57,689	SA D’Ieteren NV	2,547,941
74,910	Umicore SA	3,549,385

	Total Belgium	10,549,272

	Brazil — 2.9%
182,100	Aliansce Shopping Centers SA	1,820,193
425,000	Brasil Brokers Participacoes SA	1,386,029
440,000	Brazil Pharma SA	2,709,493
337,400	Cia de Locacao das Americas *	1,404,517
246,500	Cia Hering	5,385,622
324,500	Even Construtora e Incorporadora SA	1,230,923
135,000	Iochpe-Maxion SA	1,914,700

	Total Brazil	15,851,477

	Canada — 4.1%
128,640	Alamos Gold Inc	2,418,158
232,500	Canyon Services Group Inc	2,540,223
190,500	Celtic Exploration Ltd *	3,196,419
700,300	Chinook Energy Inc *	1,122,469
108,500	Corus Entertainment Inc Class B	2,548,085
219,600	Just Energy Group Inc	2,432,698
172,300	Karnalyte Resources Inc	1,178,090
32,300	Karnalyte Resources Inc *	220,849
671,000	NuVista Energy Ltd *	2,981,466
279,700	Precision Drilling Corp *	2,068,489
250,700	Western Energy Services Corp *	1,749,750

	Total Canada	22,456,696

	Czech Republic — 0.3%
61,393	Pegas Nonwovens SA	1,409,944

Shares	Description	Value ($)
	Denmark — 1.0%
141,527	H Lundbeck A/S	2,605,109
36,009	NKT Holding A/S	1,174,142
1,261,788	Ossur HF *	1,736,654

	Total Denmark	5,515,905

	Finland — 1.6%
102,985	Elisa Oyj	2,175,845
68,367	Huhtamaki Oyj	980,262
563,269	M-real Oyj B shares *	1,449,993
54,796	Nokian Renkaat Oyj	2,150,659
455,323	Oriola-KD Oyj Class B	1,087,157
108,751	Rautaruukki Oyj	695,959
170,176	Talvivaara Mining Co Plc *	349,041

	Total Finland	8,888,916

	France — 5.2%
103,073	Cap Gemini SA	3,782,320
47,550	Compagnie Generale des Etablissements Michelin-Class B	3,403,192
128,912	Faurecia	2,367,731
92,863	Legrand SA	3,204,034
48,051	Societe BIC SA	5,168,793
59,595	Sodexo	4,708,281
31,113	Virbac SA	5,622,794

	Total France	28,257,145

	Germany — 3.6%
7,195	Brenntag AG	856,212
125,645	Celesio AG	2,294,058
172,569	Deutsche Wohnen AG	2,915,014
268,339	Deutz AG *	1,000,578
64,816	GSW Immobilien AG	2,307,170
46,197	HeidelbergCement AG	2,327,693
94,759	Prime Office REIT-AG	411,634
78,707	Qiagen NV *	1,412,817
237,339	SAF-Holland SA *	1,375,993
147,493	Tom Tailor Holding AG	2,848,515
48,042	Wincor Nixdorf AG	1,827,490

	Total Germany	19,577,174

	Hong Kong — 1.0%
3,293,910	HKT Trust	2,816,968
857,500	Hopewell Holdings Ltd	2,756,739

	Total Hong Kong	5,573,707

	India — 0.2%
304,986	Orchid Chemicals & Pharmaceuticals Ltd	598,839
274,732	Rolta India Ltd	319,976

	Total India	918,815

See accompanying notes to the financial statements.	7

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Ireland — 1.0%
85,165	DCC Plc	2,224,131
72,915	Kerry Group Plc Class A	3,492,721

	Total Ireland	5,716,852

	Italy — 2.9%
512,964	Autogrill SPA	4,367,073
471,988	Credito Emiliano SPA	2,004,490
167,001	Lottomatica SPA	3,470,379
1,113,691	Mediaset SPA	2,228,311
539,603	Mediolanum SPA	2,107,758
1,324,890	Saras SPA *	1,431,551

	Total Italy	15,609,562

	Japan — 24.2%
377,000	Air Water Inc	4,403,066
663,000	Calsonic Kansei Corp	3,206,300
132,200	Capcom	2,636,343
201,400	Century Tokyo Leasing Corp	3,776,256
160,400	Cosmos Pharmaceutical Corp	13,705,294
355,600	Fuji Oil Co Ltd	4,755,866
137,800	Hitachi Chemical Co Ltd	1,980,895
288,300	Hitachi Transport System Ltd	4,987,631
660	Industrial & Infrastructure Fund Investment Corp (REIT)	4,736,800
144,100	IRISO Electronics Co Ltd	2,320,666
227,700	Izumi Co Ltd	4,413,708
450,000	Japan Aviation Electronics Industry Ltd	3,739,631
106,640	K’s Holdings Corp	3,046,144
245,700	Keihin Corp	3,230,572
1,086	Kenedix Realty Investment Corp (REIT)	3,574,060
107,800	Kintetsu World Express Inc	3,372,359
139,300	Kyorin Co Ltd	3,221,157
101,570	Mitsubishi UFJ Lease & Finance Co Ltd	4,391,655
164,300	Nabtesco Corp	3,027,157
571,200	NHK Spring Co Ltd	5,657,811
294,100	Nihon Kohden Corp	10,001,063
285,000	Nippon Shokubai Co Ltd	3,187,493
713,000	Nippon Soda Co Ltd	3,074,323
434,000	Nissin Electric Co Ltd	2,932,744
566,000	Rengo Co Ltd	2,683,221
151,100	Saizeriya Co Ltd	2,320,723
884,000	Sanden Corp	2,566,871
6,074,000	Shinsei Bank Ltd	7,091,958
192,900	Sumitomo Rubber Industries	2,364,633
657,000	Tsubakimoto Chain Co	3,907,849
1,259,000	Ube Industries Ltd	2,763,462
154,400	United Arrows Ltd	4,497,130

	Total Japan	131,574,841

Shares	Description	Value ($)
	Mexico — 0.9%
875,000	Corp Inmobiliaria Vesta SAB de CV *	1,252,480
1,758,000	Fibra Uno Administracion SA de CV (REIT)	3,741,332

	Total Mexico	4,993,812

	Netherlands — 2.4%
136,230	AerCap Holdings NV *	1,723,310
134,686	Arcadis NV	2,812,867
101,100	CSM NV	1,706,043
106,164	Imtech NV	2,749,184
52,730	Koninklijke Ten Cate NV	1,264,555
137,751	SBM Offshore NV *	1,949,781
42,058	Unit 4 Agresso NV	1,042,904

	Total Netherlands	13,248,644

	New Zealand — 0.8%
1,090,565	Fisher & Paykel Appliances Holdings Ltd *	628,111
1,175,726	Sky City Entertainment Group Ltd	3,582,832

	Total New Zealand	4,210,943

	Norway — 2.2%
93,606	Fred Olsen Energy ASA	3,977,555
697,183	ProSafe SE	5,323,759
399,486	SpareBank 1 SR Bank ASA	2,432,909

	Total Norway	11,734,223

	Philippines — 0.4%
678,320	Cebu Air Inc	949,621
87,760	GT Capital Holdings Inc *	1,121,674

	Total Philippines	2,071,295

	Russia — 0.4%
205,000	Cherkizovo Group GDR (Foreign Registered) *	2,382,514

	Singapore — 1.2%
566,000	ComfortDelgro Corp Ltd	761,570
268,000	First Ship Lease Trust	26,260
2,421,640	Mapletree Logistics Trust (REIT)	2,157,103
800,000	MobileOne Ltd	1,643,541
906,000	Petra Foods Ltd	1,676,040

	Total Singapore	6,264,514

	South Korea — 4.9%
192,949	CrucialTec Co Ltd *	1,729,983
19,149	Daelim Industrial Co Ltd	1,508,025
267,940	DGB Financial Group Inc	3,107,985
39,673	Golfzon Co Ltd	1,977,006
408,025	Kortek Corp	4,188,522

8	See accompanying notes to the financial statements.

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
369,900	Magnachip Semiconductor Corp *	4,997,349
12,084	Mando Corp	1,721,165
32,429	S1 Corp	1,688,860
16,363	Sindoh Co Ltd	889,269
75,310	Tong Yang Life Insurance Co Ltd	675,817
73,044	Youngone Holding Co Ltd	3,978,065

	Total South Korea	26,462,046

	Spain — 1.9%
34,760	Amadeus IT Holding SA Class A	775,512
4,690	Construcciones y Auxiliar de Ferrocarriles SA	2,098,082
265,977	Enagas	4,934,236
58,199	Red Electrica de Espana	2,517,855

	Total Spain	10,325,685

	Sweden — 2.7%
60,394	Elekta AB Class B	3,074,797
242,220	Getinge AB Class B	7,209,990
371,202	Swedish Orphan Biovitrum AB *	1,437,593
3,253,608	Trigon Agri A/S	3,163,551

	Total Sweden	14,885,931

	Switzerland — 4.0%
101,896	Aryzta AG *	5,006,643
11,076	Kaba Holding AG Class B (Registered)	4,297,100
218,398	OC Oerlikon Corp AG *	1,936,076
29,688	Sulzer AG	4,006,674
19,517	Swiss Life Holding AG (Registered) *	2,210,218
13,809	Valora Holding AG	2,224,232
32,026	Zehnder Group AG	1,808,496

	Total Switzerland	21,489,439

	Taiwan — 0.1%
588,500	Coretronic Corp	546,562

	Thailand — 0.4%
16,667,733	Quality Houses PCL (Foreign Registered)	953,256
10,375,300	SVI PCL (Foreign Registered) *	1,278,641

	Total Thailand	2,231,897

	United Kingdom — 16.7%
356,879	Babcock International Group Plc	5,302,388
203,046	Berkeley Group Holdings Plc (Unit Shares) *	4,659,036
871,916	Centaur Media Plc	509,137
462,373	Diploma Plc	3,131,272
469,580	Euromoney Institutional Investor Plc	5,740,134
1,399,210	F&C Asset Management Plc	1,996,969
781,690	Filtrona Plc	6,633,059

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	524,237	Great Portland Estates Plc (REIT)	3,658,726
	624,200	Inchcape Plc	3,649,527
	1,186,811	ITE Group Plc	3,815,723
	471,917	James Fisher & Sons Plc	5,388,060
	340,936	John Wood Group Plc	4,437,362
	904,321	Jupiter Fund Management Plc	3,239,752
	369,852	Keller Group Plc	2,995,387
	1,708,492	Lupus Capital Plc	3,711,907
	722,154	National Express Group Plc	2,492,485
	477,793	Premier Oil Plc *	2,837,181
	589,153	Restaurant Group Plc	3,081,888
	1,127,885	RPS Group Plc	4,343,727
	1,510,652	Senior Plc	4,738,727
	145,778	Travis Perkins Plc	2,374,137
	123,452	Ultra Electronics Holdings Plc	3,007,775
	115,864	Weir Group Plc (The)	3,001,640
	1,868,735	Wilmington Group Plc	3,203,050
	153,231	XP Power Ltd	2,623,512

		Total United Kingdom	90,572,561

		TOTAL COMMON STOCKS (COST $471,265,656)	509,478,481

		PREFERRED STOCKS — 1.0%

		Brazil — 0.4%
	398,100	Marcopolo SA 2.16%	2,231,823

		Chile — 0.4%
	962,000	Coca-Cola Embonor SA Class B 2.09%	2,103,192

		South Korea — 0.2%
	58,300	Daelim Industrial Co Ltd 0.67%	1,149,699

		TOTAL PREFERRED STOCKS (COST $4,285,622)	5,484,714

		DEBT OBLIGATIONS — 0.1%

		Sweden — 0.1%
SEK	1,984,800	Elekta AB, 2.75% , due 04/25/17	343,543

		TOTAL DEBT OBLIGATIONS (COST $301,094)	343,543

		SHORT-TERM INVESTMENTS — 4.5%

		Time Deposits — 4.5%
CAD	26,668	Bank of America (Charlotte) Time Deposit, 0.19%, due 09/03/12	27,053
USD	2,474,374	Bank of Montreal Time Deposit, 0.07%, due 09/03/12	2,474,374

See accompanying notes to the financial statements.	9

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	7,000,000	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 09/03/12	7,000,000
GBP	35	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/03/12	56
JPY	3,339,840	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	42,657
SEK	18,975	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 09/03/12	2,866
SGD	16,414	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	13,168
EUR	28,300	Citibank (New York) Time Deposit, (0.04)%, due 09/03/12	35,596
USD	7,000,000	Deustche Bank (Frankfurt) Time Deposit, 0.07%, due 09/03/12	7,000,000

Par Value		Description	Value ($)
		Time Deposits — continued
USD	7,000,000	DnB Nor Bank (Oslo) Time Deposit, 0.07%, due 09/03/12	7,000,000
AUD	615,935	JPMorgan Chase (New York) Time Deposit, 2.65%, due 09/03/12	636,353

		Total Time Deposits	24,232,123

		TOTAL SHORT-TERM INVESTMENTS (COST $24,232,123)	24,232,123

		TOTAL INVESTMENTS — 99.3% (Cost $500,084,495)	539,538,861
		Other Assets and Liabilities (net) — 0.7%	4,036,742

		TOTAL NET ASSETS — 100.0%	$543,575,603

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
9/12/12	Deutsche Bank AG	JPY	1,129,349,000	$14,424,869	$(182,410)
9/12/12	HSBC Bank USA	JPY	1,129,349,000	14,424,870	(178,000)

				$28,849,739	$(360,410)

#	Fund sells foreign currency; buys USD.

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 14.

10	See accompanying notes to the financial statements.

Global Focused Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.6%
Short-Term Investments	7.9
Other	(1.5)

100.0%

Country Summary*	% of Investments
United States	29.0%
Japan	16.2
Germany	12.3
Italy	9.8
United Kingdom	8.8
Norway	5.2
Brazil	3.0
Switzerland	2.8
Spain	2.6
France	2.4
Austria	2.1
Canada	2.1
Russia	2.1
Australia	1.6

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	18.5%
Automobiles & Components	11.0
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Materials	7.4
Retailing	6.9
Software & Services	6.8
Technology Hardware & Equipment	6.6
Capital Goods	5.7
Banks	4.1
Commercial & Professional Services	4.0
Consumer Services	3.5
Media	3.3
Food, Beverage & Tobacco	3.1
Food & Staples Retailing	3.0
Diversified Financials	2.8
Telecommunication Services	2.2
Real Estate	2.1

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as a preferred stock. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

11

Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.6%

	Australia — 1.5%
35,316	Tox Free Solutions Ltd	97,243

	Austria — 1.9%
11,463	Conwert Immobilien Invest SE	125,259

	Brazil — 2.8%
30,000	Brazil Pharma SA	184,738

	Canada — 1.9%
4,000	Suncor Energy Inc	125,022

	France — 2.3%
1,367	Societe BIC SA	147,047

	Germany — 11.5%
3,664	Bayer AG (Registered)	283,739
3,893	SAP AG	255,775
11,037	Tom Tailor Holding AG	213,156

	Total Germany	752,670

	Italy — 9.2%
11,403	ENI SPA	251,604
10,354	Lottomatica SPA	215,162
142,529	Telecom Italia SPA	132,424

	Total Italy	599,190

	Japan — 15.2%
5,400	Daikin Industries Ltd	144,465
40,000	Hitachi Ltd	230,480
4,900	Honda Motor Co Ltd	156,116
12,900	Keihin Corp	169,615
26,900	Mitsubishi UFJ Financial Group Inc	122,965
17,800	Nissan Motor Co Ltd	166,929

	Total Japan	990,570

	Norway — 4.9%
16,639	ProSafe SE	127,057
4,630	Seadrill Ltd	190,035

	Total Norway	317,092

	Russia — 2.0%
11,245	Sberbank Sponsored ADR	128,745

	Spain — 2.4%
7,040	Amadeus IT Holding SA Class A	157,066

Shares / Par Value		Description	Value ($)
		Switzerland — 2.6%
	507	Syngenta AG (Registered)	171,177

		United Kingdom — 8.2%
	3,588	British American Tobacco Plc	188,043
	51,071	Lupus Capital Plc	110,958
	6,748	Royal Dutch Shell Plc A Shares (London)	236,075

		Total United Kingdom	535,076

		United States — 27.2%
	9,100	Cisco Systems, Inc.	173,628
	6,000	Comcast Corp.-Class A	201,180
	13,200	Dana Holding Corp.	180,312
	11,700	Energy Partners Ltd *	201,474
	5,900	Lazard Ltd-Class A	168,091
	4,200	Navistar International Corp. *	92,316
	11,200	Pfizer, Inc.	267,232
	1,900	Rock-Tenn Co-Class A	126,863
	7,100	RTI International Metals, Inc *	153,999
	3,200	Target Corp.	205,088

		Total United States	1,770,183

		TOTAL COMMON STOCKS (COST $5,827,230)	6,101,078

		SHORT-TERM INVESTMENTS — 7.9%

		Time Deposits — 7.9%
USD	50,000	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 09/03/12	50,000
USD	50,000	Bank of Nova Scotia (Toronto) Time Deposit, 0.07%, due 09/03/12	50,000
USD	45,873	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.07%, due 09/03/12	45,873
EUR	12,639	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.04)%, due 09/03/12	15,897
JPY	86,590	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	1,107
USD	50,000	Citibank (New York) Time Deposit, 0.07%, due 09/03/12	50,000
EUR	39,665	DnB Nor Bank (Oslo) Time Deposit, (0.04)%, due 09/03/12	49,891
AUD	35,282	HSBC Bank (London) Time Deposit, 2.65%, due 09/03/12	36,452
EUR	10,736	HSBC Bank (London) Time Deposit, (0.04)%, due 09/03/12	13,503
USD	50,000	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.07%, due 09/03/12	50,000
USD	50,000	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 09/03/12	50,000
USD	50,000	Royal Bank of Scotland (London) Time Deposit, 0.07%, due 09/03/12	50,000

12	See accompanying notes to the financial statements.

Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	50,000	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.07%, due 09/03/12	50,000

		Total Time Deposits	512,723

		TOTAL SHORT-TERM INVESTMENTS (COST $512,723)	512,723

		TOTAL INVESTMENTS — 101.5% (Cost $6,339,953)	6,613,801
		Other Assets and Liabilities (net) — (1.5%)	(98,723)

		TOTAL NET ASSETS — 100.0%	$6,515,078

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 14.

See accompanying notes to the financial statements.	13

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

In the tables showing Forward Currency Contracts and Futures Contracts, Value represents the notional amount of each position in U.S. Dollars.

14	See accompanying notes to the financial statements.

GMO Trust Funds

Statement of Assets and Liabilities — August 31, 2012 (Unaudited)

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Assets:
Investments, at value (Note 2)(a)	$854,523,326	$539,538,861		$6,613,801
Foreign currency, at value (Note 2)(b)	571,657	258,479		—
Receivable for investments sold	5,482,734	5,079,428		—
Receivable for Fund shares sold	124,138	—		—
Dividends receivable	2,713,700	494,051		11,610
Accrued capital gain taxes receivable (Note 2)	111,575	117,801		—
Foreign taxes receivable	851,454	161,575		13,117
Receivable for foreign currency sold	—	—		50
Receivable for expenses reimbursed by Manager (Note 5)	76,322	43,028		13,047

Total assets	864,454,906	545,693,223		6,651,625

Liabilities:
Payable for investments purchased	2,541,414	1,101,938		69,632
Payable to affiliate for (Note 5):
Management fee	438,958	319,927		3,309
Shareholder service fee	103,471	65,615		827
Payable for foreign currency purchased	19,676	47,023		—
Unrealized depreciation on open forward currency contracts (Note 4)	614,211	360,410		—
Miscellaneous payable	—	3,008		—
Agents unaffiliated with the Manager	155	93		—
Accrued expenses	514,256	219,606		62,779

Total liabilities	4,232,141	2,117,620		136,547

Net assets	$860,222,765	$543,575,603		$6,515,078

Net assets consist of:
Paid-in capital	$1,520,557,372	$551,027,354		$6,288,339
Accumulated undistributed net investment income	16,030,653	3,235,399		74,046
Accumulated net realized loss	(696,139,705)	(49,858,450)		(129,739)
Net unrealized appreciation	19,774,445	39,171,300		282,432

	$860,222,765	$543,575,603		$6,515,078

Net assets attributable to:
Class II shares	$216,995,569	$—		$—

Class III shares	$267,481,161	$473,609,150		$6,515,078

Class IV shares	$375,746,035	$69,966,453		$—

Shares outstanding:
Class II	20,353,774	—		—

Class III	24,939,863	37,423,735		309,874

Class IV	34,185,491	5,531,011		—

Net asset value per share:
Class II	$10.66	$—		$—

Class III	$10.73	$12.66		$21.02

Class IV	$10.99	$12.65	$

(a) Cost of investments:	$834,205,922	$500,084,495		$6,339,953
(b) Cost of foreign currency:	$571,733	$258,479		$—

See accompanying notes to the financial statements.	15

GMO Trust Funds

Statement of Operations — Six Months Ended August 31, 2012 (Unaudited)

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Investment Income:
Dividends (Net of withholding tax)(a)	$21,138,633	$8,822,736	$98,904
Interest	6,340	10,114	98

Total investment income	21,144,973	8,832,850	99,002

Expenses:
Management fee (Note 5)	2,736,103	1,866,612	17,498
Shareholder service fee – Class II (Note 5)	254,774	—	—
Shareholder service fee – Class III (Note 5)	230,689	348,499	4,374
Shareholder service fee – Class IV (Note 5)	167,776	34,326	—
Audit and tax fees	47,656	41,676	34,500
Custodian and fund accounting agent fees	334,880	174,800	24,656
Legal fees	12,972	7,268	92
Registration fees	17,756	2,300	2,484
Transfer agent fees	30,728	21,436	13,616
Trustees fees and related expenses (Note 5)	6,072	3,680	42
Miscellaneous	22,354	15,586	5,344

Total expenses	3,861,760	2,516,183	102,606
Fees and expenses reimbursed by Manager (Note 5)	(457,193)	(256,239)	(78,016)
Expense reductions (Note 2)	(86)	—	—

Net expenses	3,404,481	2,259,944	24,590

Net investment income (loss)	17,740,492	6,572,906	74,412

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (Net of foreign capital gains taxes)(b) (Note 2)	(19,944,335)	(16,381,612)	(129,904)
Foreign currency, forward contracts and foreign currency related transactions	(983,894)	(649,591)	1,196

Net realized gain (loss)	(20,928,229)	(17,031,203)	(128,708)

Change in net unrealized appreciation (depreciation) on:
Investments (Net of foreign capital gains taxes)(c) (Note 2)	(37,068,580)	52,992	(64,043)
Foreign currency, forward contracts and foreign currency related transactions	(615,277)	(456,869)	(675)

Net unrealized gain (loss)	(37,683,857)	(403,877)	(64,718)

Net realized and unrealized gain (loss)	(58,612,086)	(17,435,080)	(193,426)

Net increase (decrease) in net assets resulting from operations	$(40,871,594)	$(10,862,174)	$(119,014)

(a) Withholding tax	$1,842,379	$867,192	$8,662
(b) Foreign capital gains taxes on realized gain (loss)	$14,298	$573	$—
(c) Foreign capital gains taxes on unrealized appreciation (depreciation)	(115,902)	(117,476)	(9,156)

16	See accompanying notes to the financial statements.

GMO Trust Funds

Statement of Changes in Net Assets

	Foreign Fund		Foreign Small Companies Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$17,740,492	$46,018,716	$6,572,906	$7,686,048
Net realized gain (loss)	(20,928,229)	(5,196,335)	(17,031,203)	3,259,977
Change in net unrealized appreciation (depreciation)	(37,683,857)	(273,342,475)	(403,877)	(63,816,467)

Net increase (decrease) in net assets from operations	(40,871,594)	(232,520,094)	(10,862,174)	(52,870,442)

Distributions to shareholders from:
Net investment income
Class II	(2,326,210)	(11,760,032)	—	—
Class III	(2,855,441)	(36,329,290)	(213,221)	(6,654,186)
Class IV	(3,719,155)	(18,642,858)	(21,018)	(3,406,850)
Class M	—	(192,708)	—	—

Total distributions from net investment income	(8,900,806)	(66,924,888)	(234,239)	(10,061,036)

Net share transactions (Note 9):
Class II	(28,078,679)	(111,090,609)	—	—
Class III	(118,736,458)	(845,170,030)	178,634	115,938,257
Class IV	2,962,721	(383,421,563)	(1,705)	(44,572,379)
Class M	—	(4,242,013)	—	—

Increase (decrease) in net assets resulting from net share transactions	(143,852,416)	(1,343,924,215)	176,929	71,365,878

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	84	104,014
Class IV	—	—	10	177,653

Increase in net assets resulting from purchase premiums and redemption fees	—	—	94	281,667

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(143,852,416)	(1,343,924,215)	177,023	71,647,545

Total increase (decrease) in net assets	(193,624,816)	(1,643,369,197)	(10,919,390)	8,716,067

Net assets:
Beginning of period	1,053,847,581	2,697,216,778	554,494,993	545,778,926

End of period	$860,222,765	$1,053,847,581	$543,575,603	$554,494,993

Accumulated undistributed net investment income	$16,030,653	$7,190,967	$3,235,399	$—

Distributions in excess of net investment income	$—	$—	$—	$(3,103,268)

See accompanying notes to the financial statements.	17

GMO Trust Funds

Statement of Changes in Net Assets — (Continued)

	Global Focused Equity Fund
	Six Months Ended August 31, 2012 (Unaudited)	Period from December 1, 2011 (commencement of operations) through February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$74,412	$5,763
Net realized gain (loss)	(128,708)	74,963
Change in net unrealized appreciation (depreciation)	(64,718)	347,150

Net increase (decrease) in net assets from operations	(119,014)	427,876

Distributions to shareholders from:
Net investment income
Class III	(5,289)	—
Net realized gains
Class III	(76,834)	—

Net share transactions (Note 9):	(82,123)	—

Class III	2,082,122	4,206,217

Increase (decrease) in net assets resulting from net share transactions	2,082,122	4,206,217

Total increase (decrease) in net assets	1,880,985	4,634,093

Net assets:
Beginning of period	4,634,093	—

End of period	$6,515,078	$4,634,093

Accumulated undistributed net investment income	$74,046	$4,923

18	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN FUND

	Class II Shares												Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008				2012		2011		2010		2009		2008
Net asset value, beginning of period	$11.21		$12.88		$11.07		$8.03		$16.52		$18.56		$11.27		$12.95		$11.13		$8.07		$16.59		$18.64

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.31		0.24		0.26		0.45		0.40		0.21		0.34		0.24		0.28		0.47		0.41
Net realized and unrealized gain (loss)	(0.64)		(1.43)		1.79		3.24		(7.95)		(0.36)		(0.64)		(1.47)		1.81		3.25		(7.99)		(0.36)

Total from investment operations	(0.44)		(1.12)		2.03		3.50		(7.50)		0.04		(0.43)		(1.13)		2.05		3.53		(7.52)		0.05

Less distributions to shareholders:
From net investment income	(0.11)		(0.55)		(0.22)		(0.46)		(0.33)		(0.44)		(0.11)		(0.55)		(0.23)		(0.47)		(0.34)		(0.46)
From net realized gains	—		—		—		—		(0.66)		(1.64)		—		—		—		—		(0.66)		(1.64)

Total distributions	(0.11)		(0.55)		(0.22)		(0.46)		(0.99)		(2.08)		(0.11)		(0.55)		(0.23)		(0.47)		(1.00)		(2.10)

Net asset value, end of period	$10.66		$11.21		$12.88		$11.07		$8.03		$16.52		$10.73		$11.27		$12.95		$11.13		$8.07		$16.59

Total Return(a)	(3.90	)%**	(8.38)%		18.71%		43.95%		(47.49)%		(0.78)%		(3.79	)%**	(8.36)%		18.80%		44.10%		(47.42)%		(0.75)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$216,996		$259,270		$417,685		$545,336		$765,201		$848,359		$267,481		$403,157		$1,440,952		$1,591,717		$2,054,885		$4,078,545
Net expenses to average daily net assets	0.82	%(b)*	0.82	%(b)	0.82	%(b)	0.82	%(b)	0.82	%(c)	0.82	%(c)	0.75	%(b)*	0.75	%(b)	0.75	%(b)	0.75	%(b)	0.75	%(c)	0.75	%(c)
Net investment income (loss) to average daily net assets	3.83	%*	2.71%		2.09%		2.53%		3.42%		2.10%		3.91	%*	2.89%		2.08%		2.65%		3.51%		2.16%
Portfolio turnover rate	31	%**	58%		55%		59%		39%		29%		31	%**	58%		55%		59%		39%		29%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.07%		0.06%		0.05%		0.05%		0.05%		0.10	%*	0.08%		0.06%		0.05%		0.05%		0.05%

	Class IV Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$11.55		$13.25		$11.39		$8.07		$16.59		$18.64

Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.33		0.25		0.22		0.51		0.40
Net realized and unrealized gain (loss)	(0.66)		(1.46)		1.85		3.35		(8.02)		(0.34)

Total from investment operations	(0.45)		(1.13)		2.10		3.57		(7.51)		0.06

Less distributions to shareholders:
From net investment income	(0.11)		(0.57)		(0.24)		(0.25)		(0.35)		(0.47)
From net realized gains	—		—		—		—		(0.66)		(1.64)

Total distributions	(0.11)		(0.57)		(0.24)		(0.25)		(1.01)		(2.11)

Net asset value, end of period	$10.99		$11.55		$13.25		$11.39		$8.07		$16.59

Total Return(a)	(3.86	)%**	(8.21)%		18.80%		44.05%		(47.39)%		(0.68)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$375,746		$391,421		$833,582		$856,553		$334,003		$3,571,516
Net expenses to average daily net assets	0.69	%(b)*	0.69	%(b)	0.69	%(b)	0.69	%(b)	0.69	%(c)	0.69	%(c)
Net investment income (loss) to average daily net assets	3.91	%*	2.74%		2.10%		1.92%		3.70%		2.08%
Portfolio turnover rate	31	%**	58%		55%		59%		39%		29%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.07%		0.06%		0.05%		0.05%		0.05%
(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$12.91		$14.22		$10.74		$6.41		$14.63		$18.38

Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.19		0.14		0.13		0.30		0.31
Net realized and unrealized gain (loss)	(0.39)		(1.27	)(a)	3.47		4.32		(7.43)		(0.36)

Total from investment operations	(0.24)		(1.08)		3.61		4.45		(7.13)		(0.05)

Less distributions to shareholders:
From net investment income	(0.01)		(0.23)		(0.13)		(0.12)		(0.27)		(0.41)
From net realized gains	—		—		—		—		(0.81)		(3.29)
Return of capital	—		—		—		—		(0.01)		—

Total distributions	(0.01)		(0.23)		(0.13)		(0.12)		(1.09)		(3.70)

Net asset value, end of period	$12.66		$12.91		$14.22		$10.74		$6.41		$14.63

Total Return(b)	(1.89	)%**	(7.45)%		33.67%		69.44%		(51.33)%		(1.96)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$473,609		$483,122		$398,648		$292,852		$185,298		$338,804
Net expenses to average daily net assets	0.85	%*	0.86	%(c)	0.85	%(c)	0.86	%(c)	0.85	%(d)	0.86	%(d)
Net investment income (loss) to average daily net assets	2.46	%*	1.43%		1.15%		1.40%		2.59%		1.69%
Portfolio turnover rate	21	%**	46%		61%		78%		42%		42%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.10%		0.14%		0.14%		0.11%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	$0.00	(e)	$0.01		$0.02		$0.00	(e)	—
(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

20	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,				Period from August 12, 2009 through February 28, 2010(a)		Period from March 1, 2009 through March 16, 2009(a)		Year Ended February 28/29,
			2012		2011						2009		2008
Net asset value, beginning of period	$12.90		$14.20		$10.73		$9.84		$6.42		$14.64		$18.39

Income (loss) from investment operations:
Net investment income (loss)†	0.16		0.17		0.13		0.02		0.01		0.33		0.31
Net realized and unrealized gain (loss)	(0.41)		(1.23	)(b)	3.47		1.00		0.01		(7.46)		(0.35)

Total from investment operations	(0.25)		(1.06)		3.60		1.02		0.02		(7.13)		(0.04)

Less distributions to shareholders:
From net investment income	(0.00	)(c)	(0.24)		(0.13)		(0.13)		—		(0.27)		(0.42)
From net realized gains	—		—		—		—		—		(0.81)		(3.29)
Return of capital	—		—		—		—		—		(0.01)		—

Total distributions	(0.00	)(c)	(0.24)		(0.13)		(0.13)		—		(1.09)		(3.71)

Net asset value, end of period	$12.65		$12.90		$14.20		$10.73		$6.44		$6.42		$14.64

Total Return(d)	(1.91	)%**	(7.33)%		33.67%		10.33	%**	0.31	%**	(51.29)%		(1.91)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,966		$71,373		$147,131		$84,225		$144,101		$143,564		$666,991
Net expenses to average daily net assets	0.80	%*	0.81	%(e)	0.80	%(e)	0.81	%(e)*	0.81	%(e)*	0.80	%(f)	0.81	%(f)
Net investment income (loss) to average daily net assets	2.51	%*	1.34%		1.07%		0.35	%*	3.28	%*	2.74%		1.70%
Portfolio turnover rate	21	%**	46%		61%		78	%††	40	%†††	42%		42%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.10%		0.14%		0.08	%*	0.22	%*	0.11%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.01		$0.02		$0.00	(g)	$0.00	(g)	$0.00	(g)	—

(a)	The class was inactive from March 17, 2009 to August 11, 2009.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	Distributions from income were less than $0.01 per share.
(d)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period ended February 28, 2010.
†††	Calculation represents portfolio turnover of the Fund for the period ended August 31, 2009.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	21

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL FOCUSED EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Period from December 1, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$21.99		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.27		0.03
Net realized and unrealized gain (loss)	(0.97)		1.96

Total from investment operations	(0.70)		1.99

Less distributions to shareholders:
From net investment income	(0.02)		—
From net realized gains	(0.25)		—

Total distributions	(0.27)		—

Net asset value, end of period	$21.02		$21.99

Total Return(a)	(3.12	)%**	9.95	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,515		$4,634
Net expenses to average daily net assets	0.84	%*	0.84	%*
Net investment income (loss) to average daily net assets	2.55	%*	0.56	%*
Portfolio turnover rate	28	%**	18	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	2.68	%*	8.66	%*
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from December 1, 2011 through February 29, 2012.
*	Annualized.
**	Not annualized.

22	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2012 (Unaudited)

1.	Organization

Each of GMO Foreign Fund, Foreign Small Companies Fund, and Global Focused Equity Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

For cash management purposes, the Funds may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Funds may also invest in other GMO Funds (“underlying funds”).

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principle Investment Objective
Foreign Fund	MSCI EAFE Index	Total return in excess of benchmark
Foreign Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark
Global Focused Equity Fund	Not applicable	Total return

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to present minimal credit risk, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value prices obtained from that independent pricing service as of August 31, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculates their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

23

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or using fair value inputs obtained from an independent pricing service.

The aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of August 31, 2012 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service
Foreign Fund	93.9%
Foreign Small Companies Fund	86.0%
Global Focused Equity Fund	61.7%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Level 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (being determined by each category of assets as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). Required disclosures are expanded under the new guidance, particularly for fair value measurements that are categorized within Level 3 of the fair value hierarchy. On both August 31, 2012 and February 29, 2012, none of the Funds held investments or derivative financial instruments directly whose fair value was categorized using Level 3 inputs.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their shares are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts; certain restricted securities; non-exchange traded equity securities; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

24

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2012:

Valuation Inputs as of August 31, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$45,032,019	$—	$45,032,019
Austria	—	643,516	—	643,516
Brazil	3,253,596	—	—	3,253,596
Chile	3,350,916	—	—	3,350,916
Denmark	—	3,702,966	—	3,702,966
Finland	—	18,575,653	—	18,575,653
France	—	53,539,167	—	53,539,167
Germany	—	68,972,681	—	68,972,681
Hong Kong	—	12,688,509	—	12,688,509
Ireland	—	4,513,759	—	4,513,759
Israel	—	515,647	—	515,647
Italy	—	31,792,983	—	31,792,983
Japan	—	218,561,886	—	218,561,886
Mexico	5,945,330	—	—	5,945,330
Netherlands	—	21,453,228	—	21,453,228
Norway	—	8,863,042	—	8,863,042
Philippines	—	970,003	—	970,003
Russia	—	15,976,188	—	15,976,188
Singapore	—	7,903,143	—	7,903,143
South Korea	734,346	10,437,847	—	11,172,193
Spain	—	19,127,958	—	19,127,958
Sweden	—	13,694,222	—	13,694,222
Switzerland	—	51,966,112	—	51,966,112
Taiwan	—	4,158,726	—	4,158,726
Thailand	—	4,195,159	—	4,195,159
United Kingdom	—	190,255,598	—	190,255,598

TOTAL COMMON STOCKS	13,284,188	807,540,012	—	820,824,200

Preferred Stocks
Brazil	3,864,821	—	—	3,864,821
South Korea	—	347,258	—	347,258

TOTAL PREFERRED STOCKS	3,864,821	347,258	—	4,212,079

Short-Term Investments	29,487,047	—	—	29,487,047

Total Investments	46,636,056	807,887,270	—	854,523,326

Total	$46,636,056	$807,887,270	$—	$854,523,326

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency risk	$—	$(614,211)	$—	$(614,211)

Total	$—	$(614,211)	$—	$(614,211)

25

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$22,118,673	$—	$22,118,673
Austria	—	4,039,436	—	4,039,436
Belgium	—	10,549,272	—	10,549,272
Brazil	15,851,477	—	—	15,851,477
Canada	22,456,696	—	—	22,456,696
Czech Republic	—	1,409,944	—	1,409,944
Denmark	—	5,515,905	—	5,515,905
Finland	—	8,888,916	—	8,888,916
France	—	28,257,145	—	28,257,145
Germany	—	19,577,174	—	19,577,174
Hong Kong	—	5,573,707	—	5,573,707
India	—	918,815	—	918,815
Ireland	—	5,716,852	—	5,716,852
Italy	—	15,609,562	—	15,609,562
Japan	—	131,574,841	—	131,574,841
Mexico	4,993,812	—	—	4,993,812
Netherlands	—	13,248,644	—	13,248,644
New Zealand	—	4,210,943	—	4,210,943
Norway	—	11,734,223	—	11,734,223
Philippines	—	2,071,295	—	2,071,295
Russia	—	2,382,514	—	2,382,514
Singapore	—	6,264,514	—	6,264,514
South Korea	—	26,462,046	—	26,462,046
Spain	—	10,325,685	—	10,325,685
Sweden	—	14,885,931	—	14,885,931
Switzerland	—	21,489,439	—	21,489,439
Taiwan	—	546,562	—	546,562
Thailand	—	2,231,897	—	2,231,897
United Kingdom	—	90,572,561	—	90,572,561

TOTAL COMMON STOCKS	43,301,985	466,176,496	—	509,478,481

Preferred Stocks
Brazil	2,231,823	—	—	2,231,823
Chile	2,103,192	—	—	2,103,192
South Korea	—	1,149,699	—	1,149,699

TOTAL PREFERRED STOCKS	4,335,015	1,149,699	—	5,484,714

Debt Obligations
Sweden	—	343,543	—	343,543

TOTAL DEBT OBLIGATIONS	—	343,543	—	343,543

Short-Term Investments	24,232,123	—	—	24,232,123

Total Investments	71,869,123	467,669,738	—	539,538,861

Total	$71,869,123	$467,669,738	$—	$539,538,861

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Forward currency risk	$—	$(360,410)	$—	$(360,410)

Total	$—	$(360,410)	$—	$(360,410)

26

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Focused Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$97,243	$—	$97,243
Austria	—	125,259	—	125,259
Brazil	184,738	—	—	184,738
Canada	125,022	—	—	125,022
France	—	147,047	—	147,047
Germany	—	752,670	—	752,670
Italy	—	599,190	—	599,190
Japan	—	990,570	—	990,570
Norway	—	317,092	—	317,092
Russia	—	128,745	—	128,745
Spain	—	157,066	—	157,066
Switzerland	—	171,177	—	171,177
United Kingdom	—	535,076	—	535,076
United States	1,770,183	—	—	1,770,183

TOTAL COMMON STOCKS	2,079,943	4,021,135	—	6,101,078

Short-Term Investments	512,723	—	—	512,723

Total Investments	2,592,666	4,021,135	—	6,613,801

Total	$2,592,666	$4,021,135	$—	$6,613,801

The risks referenced above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2012, there were no material transfers between Level 1 and Level 2.

27

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*	Transfer out of level 3*		Balances as of August 31, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2012
Foreign Small Companies Fund
Common Stock
Thailand	$2,088,385	$14,156	$(3,184)	$—	$(958)	$133,498	$—	$(2,231,897	)**	$—	$—

Total	$2,088,385	$14,156	$(3,184)	$—	$(958)	$133,498	$—	$(2,231,897)		$—	$—

*	The Fund accounts for investments and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Cash

Cash and Foreign Currency, if any, consists of cash balances held with the custodian.

Due to / from broker

Due to / from broker in the Statement of Assets and Liabilities includes collateral on swaps, futures, and forward currency contracts, if any.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2012, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income,

28

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2012, the Funds elected to defer to March 1, 2012 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late-Year Ordinary Losses ($)	Post-October Capital Losses ($)
Foreign Fund	—	(51,128,767)
Foreign Small Companies Fund	(1,074,510)	(4,869,621)

As of February 29, 2012, the Funds listed below had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 shall be carried forward indefinitely and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, and losses realized subsequent to February 29, 2012, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)			Total Short Term ($)	Long- Term

Expiration Date	2/28/2018	2/28/2019	No Expiration Date		No Expiration Date
Foreign Fund	(587,518,459)	—	—	(587,518,459)	—
Foreign Small Companies Fund	(25,427,387)	(1,656,694)	—	(27,084,081)	—

As of August 31, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Foreign Fund	868,863,124	28,541,440	(42,881,238)	(14,339,798)
Foreign Small Companies Fund	503,364,959	78,043,262	(41,869,360)	36,173,902
Global Focused Equity Fund	6,339,305	481,425	(206,929)	274,496

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years, if applicable, after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Funds may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation

29

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains with each agent. Each Fund receives the benefit of the earnings allowance, as applicable. Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2012, the premium on cash purchases and the fee on cash redemptions were as follows:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Purchase Premium	—	0.50%	—
Redemption Fee	—	0.50%	—

30

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks of investing in the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Market Risk – Equity Securities Risk	•	•	•
Liquidity Risk	•	•	•
Smaller Company Risk	•	•	•
Derivatives Risk	•	•	•
Non-U.S. Investment Risk	•	•	•
Currency Risk	•	•	•
Focused Investment Risk	•	•	•
Leveraging Risk	•	•	•
Counterparty Risk	•	•	•
Market Disruption and Geopolitical Risk	•	•	•
Large Shareholder Risk	•	•	•
Management and Operational Risk	•	•	•
Non-Diversified Funds	•		•

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk — Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

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The Funds invest a substantial portion of their assets in equities and, generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when

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it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental

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involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

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A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’

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derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act.

• Foreign Fund

• Global Focused Equity Fund

Temporary Defensive Positions.

The Funds normally do not take temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolio. Derivatives may relate to securities, interest rates,

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currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives, to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as a substitute for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e. they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For those Funds that held derivatives during the period ended August 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an x):

Type of Derivative and Objective for Use	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Forward currency contracts
To manage against anticipated currency exchange rate changes	X	X
Rights and/or warrants
Received as a result of corporate actions	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Funds to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. The premium, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

38

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants held by the funds at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

39

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.

Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2012 and the Statement of Operations for the period ended August 31, 2012^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Foreign Fund
Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(614,211)	$—	$—	$(614,211)

Total	$—	$—	$(614,211)	$—	$—	$(614,211)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$36,859	$—	$—	$36,859
Investments (rights and/or warrants)	—	(89,734)	—	—	—	(89,734)

Total	$—	$(89,734)	$36,859	$—	$—	$(52,875)

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	(490,423)	$—	$—	(490,423)

Total	$—	$—	$(490,423)	$—	$—	$(490,423)

Foreign Small Companies Fund
Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(360,410)	$—	$—	$(360,410)

Total	$—	$—	$(360,410)	$—	$—	$(360,410)

Net Realized Gain (Loss) on:
Forward Contracts	$—	$—	$(392,915)	$—	$—	$(392,915)
Investments (rights and/or warrants)	—	(66,893)	—	—	—	(66,893)

Total	$—	$(66,893)	$(392,915)	$—	$—	$(459,808)

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(316,932)	$—	$—	$(316,932)
Investments (rights and/or warrants)	—	51,407	—	—	—	51,407

Total	$—	$51,407	$(316,932)	$—	$—	$(265,525)

^	Because the Funds value their derivatives at fair value and recognizes changes in fair value through the Statement of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (forward currency contracts and rights and/or warrants) outstanding at each month-end, was as follows for the period ended August 31, 2012.

Fund Name	Forward Currency Contracts	Rights and/or Warrants
Foreign Fund	64,671,232	22,338
Foreign Small Companies Fund	38,063,234	51,677

40

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Management Fee	0.60%	0.70%	0.60%

In addition, each class of shares of certain Funds pay the Manager a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV
Foreign Fund	0.22%	0.15%	0.09%
Foreign Small Companies Fund		0.15%	0.10%
Global Focused Equity Fund		0.15%	0.10%*

*	Class is offered but has no shareholders as of August 31, 2012.

For each Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a fund concurrently with the Fund’s payment of management fees to the Manager.

Subject to the exclusions noted below, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that charges a management fee, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2013 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2012 is shown in the table below and included in the Statement of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Foreign Fund	6,072	3,034
Foreign Small Companies Fund	3,680	1,694
Global Focused Equity Fund	42	8

41

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2012 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Foreign Fund	—	270,906,443	—	416,571,854
Foreign Small Companies Fund	—	107,051,203	—	111,560,663
Global Focused Equity Fund	—	3,568,445	—	1,512,675

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2012

Fund Name	Number of shareholders that hold more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Foreign Fund	1	31.58%	0.06%	0.29%
Foreign Small Companies Fund	4	71.97%	0.04%	0.00%
Global Focused Equity Fund	3	78.49%	93.00%	0.00%

42

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds shares were as follows:

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
Foreign Fund
Class II:
Shares sold	2,292,317	$24,320,252	4,431,763	$50,391,691
Shares issued to shareholders in reinvestment of distributions	155,354	1,584,609	820,682	8,713,203
Shares repurchased	(5,226,379)	(53,983,540)	(14,543,490)	(170,195,503)

Net increase (decrease)	(2,778,708)	$(28,078,679)	(9,291,045)	$(111,090,609)

Class III:
Shares sold	727,138	$7,684,438	1,479,284	$16,402,872
Shares issued to shareholders in reinvestment of distributions	207,435	2,128,280	2,679,898	29,134,752
Shares repurchased	(11,770,851)	(128,549,176)	(79,687,925)	(890,707,654)

Net increase (decrease)	(10,836,278)	$(118,736,458)	(75,528,743)	$(845,170,030)

Class IV:
Shares sold	—	$—	1,549	$19,143
Shares issued to shareholders in reinvestment of distributions	282,825	2,972,484	1,367,672	14,767,256
Shares repurchased	(928)	(9,763)	(30,353,962)	(398,207,962)

Net increase (decrease)	281,897	$2,962,721	(28,984,741)	$(383,421,563)

Class M:*
Shares sold	—	$—	27,094	$325,395
Shares issued to shareholders in reinvestment of distributions	—	—	18,199	192,708
Shares repurchased	—	—	(431,564)	(4,760,116)

Net increase (decrease)	—	$—	(386,271)	$(4,242,013)

Foreign Small Companies Fund
Class III:
Shares sold	—	$—	18,035,021	$239,772,059
Shares issued to shareholders in reinvestment of distributions	16,423	195,434	531,626	6,427,395
Shares repurchased	(1,288)	(16,800)	(9,197,189)	(130,261,197)
Purchase premiums	—	—	—	74,989
Redemption fees	—	84	—	29,025

Net increase (decrease)	15,135	$178,718	9,369,458	$116,042,271

Class IV:
Shares sold	—	$—	8,775,819	$124,516,687
Shares issued to shareholders in reinvestment of distributions	25	295	183,172	2,108,913
Shares repurchased	(160)	(2,000)	(13,786,156)	(171,197,979)
Purchase premiums	—	—	—	304
Redemption fees	—	10	—	177,349

Net increase (decrease)	(135)	$(1,695)	(4,827,165)	$(44,394,726)

43

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Period ended February 29, 2012**

	Shares	Amount	Shares	Amount
Global Focused Equity Fund
Class III:
Shares sold	94,967	$2,000,000	210,776	$4,206,217
Shares issued to shareholders in reinvestment of distributions	4,131	82,122	—	—

Net increase (decrease)	99,098	$2,082,122	210,776	$4,206,217

*	The class closed on February 15, 2012.
**	Period from December 1, 2011 (commencement of operations) through February 29, 2012.

44

GMO Trust Funds

Board Review of Management Agreements

August 31, 2012 (Unaudited)

Foreign Fund

Approval of renewal of management agreement for GMO Foreign Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and

45

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Foreign Small Companies Fund

Approval of renewal of management agreement for GMO Foreign Small Companies Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed

46

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

47

GMO Trust Funds

Fund Expenses

August 31, 2012 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2012.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 through August 31, 2012.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid* During the Period	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid* During the Period	Annualized Net Expense Ratio
Foreign Fund
Class II	$1,000.00	$961.00	$4.05	$1,000.00	$1,021.07	$4.18	0.82%
Class III	$1,000.00	$962.10	$3.71	$1,000.00	$1,021.42	$3.82	0.75%
Class IV	$1,000.00	$961.40	$3.41	$1,000.00	$1,021.73	$3.52	0.69%
Foreign Small Companies Fund
Class III	$1,000.00	$981.10	$4.24	$1,000.00	$1,020.92	$4.33	0.85%
Class IV	$1,000.00	$980.90	$3.99	$1,000.00	$1,021.17	$4.08	0.80%
Global Focused Equity Fund
Class III	$1,000.00	$968.80	$4.17	$1,000.00	$1,020.97	$4.28	0.84%

*	Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2012, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

48

GMO Trust

Semiannual Report

August 31, 2012

Currency Hedged International Equity Fund

Developed World Stock Fund

Flexible Equities Fund

International Core Equity Fund

International Growth Equity Fund

International Intrinsic Value Extended Markets Fund

International Intrinsic Value Fund

International Small Companies Fund

Resources Fund

Tax-Managed International Equities Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

i

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Currency Hedged International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.5%
Short-Term Investments	3.6
Preferred Stocks	0.5
Futures Contracts	0.2
Rights/Warrants	0.0 ^
Swap Agreements	0.0 ^
Forward Currency Contracts	(0.5)
Other	(0.3)

100.0%

Country/Region Summary**	% of Investments
United Kingdom	23.8%
Japan	23.6
France	11.0
Germany	7.3
Italy	5.9
Spain	5.8
Switzerland	5.2
Australia	3.6
Singapore	2.9
Netherlands	1.8
Sweden	1.6
Belgium	1.4
Hong Kong	1.4
Denmark	1.2
Ireland	0.7
Canada	0.6
Finland	0.5
Norway	0.5
New Zealand	0.4
Austria	0.3
Israel	0.2
Portugal	0.2
Greece	0.1

100.0%

^	Rounds to 0.0%.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above shows indirect country exposure associated with investments in underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts. The Fund attempts to hedge at least 70% of the foreign currency exposure in the underlying fund’s holdings relative to the U.S. Dollar. Therefore, the Fund’s currency exposures will be different than the country exposures noted above.

1

Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.3%

	United States — 100.3%
	Affiliated Issuers
33,627,753	GMO International Growth Equity Fund, Class IV	768,730,442
118,073,393	GMO International Intrinsic Value Fund, Class IV	2,292,985,292

	TOTAL MUTUAL FUNDS (COST $2,907,586,738)	3,061,715,734

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.9%

		Time Deposits — 0.9%
EUR	7,132	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.04)%, due 09/03/12	8,952
USD	15,000,000	Citibank (New York) Time Deposit, 0.07%, due 09/03/12	15,000,000
USD	13,817,991	HSBC Bank (New York) Time Deposit, 0.07%, due 09/03/12	13,817,991

		Total Time Deposits	28,826,943

		TOTAL SHORT-TERM INVESTMENTS (COST $28,826,943)	28,826,943

		TOTAL INVESTMENTS — 101.2% (Cost $2,936,413,681)	3,090,542,677
		Other Assets and Liabilities (net) — (1.2%)	(36,628,178)

		TOTAL NET ASSETS — 100.0%	$3,053,914,499

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/28/12	Bank of America, N.A.	EUR	26,813,000	$33,732,900	$(83,737)
9/28/12	State Street Bank and Trust Company	GBP	9,968,000	15,826,317	47,003
9/28/12	Deutsche Bank AG	JPY	1,245,991,000	15,916,757	87,212
9/28/12	Barclays Bank PLC	SGD	38,170,500	30,621,773	137,562
9/28/12	Goldman Sachs International	SGD	38,170,500	30,621,773	140,484

				$126,719,520	$328,524

Sales #
9/28/12	Bank of America, N.A.	AUD	42,466,184	$43,780,248	$218,286
9/28/12	Bank of New York Mellon	AUD	53,514,353	55,170,289	269,510
9/28/12	Barclays Bank PLC	AUD	15,106,904	15,574,369	39,870
9/28/12	Brown Brothers Harriman & Co.	AUD	18,514,000	19,086,893	169,889
9/28/12	Deutsche Bank AG	AUD	11,904,000	12,272,355	60,189
9/28/12	Goldman Sachs International	AUD	31,091,000	32,053,073	136,590
9/28/12	JPMorgan Chase Bank, N.A.	AUD	41,737,477	43,028,992	193,880
9/28/12	Morgan Stanley & Co. International PLC	AUD	4,585,677	4,727,575	25,034
9/28/12	Royal Bank of Scotland PLC	AUD	6,715,716	6,923,526	30,135
9/28/12	State Street Bank and Trust Company	AUD	55,953,929	57,685,355	294,666
9/28/12	Bank of America, N.A.	CAD	145,510	147,544	(175)
9/28/12	Bank of New York Mellon	CAD	14,403,860	14,605,163	(22,151)
9/28/12	Barclays Bank PLC	CAD	3,216,000	3,260,946	(3,907)

2	See accompanying notes to the financial statements.

Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
9/28/12	Deutsche Bank AG	CAD	2,161,000	$2,191,201	$(3,068)
9/28/12	Royal Bank of Scotland PLC	CAD	1,719,249	1,743,277	(4,269)
9/28/12	State Street Bank and Trust Company	CAD	3,283,000	3,328,882	(3,874)
9/28/12	Bank of America, N.A.	CHF	53,216,034	55,760,380	(152,542)
9/28/12	Bank of New York Mellon	CHF	45,454,413	47,627,663	(115,747)
9/28/12	Barclays Bank PLC	CHF	26,252,967	27,508,165	(391,121)
9/28/12	Brown Brothers Harriman & Co.	CHF	11,722,497	12,282,969	(26,071)
9/28/12	Deutsche Bank AG	CHF	12,119,297	12,698,740	(48,117)
9/28/12	Goldman Sachs International	CHF	22,282,000	23,347,339	(64,649)
9/28/12	JPMorgan Chase Bank, N.A.	CHF	23,260,575	24,372,701	(37,610)
9/28/12	Morgan Stanley & Co. International PLC	CHF	28,972,116	30,357,321	(65,828)
9/28/12	Royal Bank of Scotland PLC	CHF	4,717,000	4,942,527	(17,818)
9/28/12	State Street Bank and Trust Company	CHF	14,595,000	15,292,811	(40,433)
9/28/12	Bank of America, N.A.	DKK	65,724,000	11,099,860	(27,988)
9/28/12	Bank of New York Mellon	DKK	23,630,000	3,990,775	(8,839)
9/28/12	Brown Brothers Harriman & Co.	DKK	20,808,155	3,514,205	(6,188)
9/28/12	Deutsche Bank AG	DKK	178,004,176	30,062,403	(110,497)
9/28/12	Goldman Sachs International	DKK	65,724,000	11,099,860	(26,869)
9/28/12	JPMorgan Chase Bank, N.A.	DKK	18,116,000	3,059,538	(6,409)
9/28/12	Morgan Stanley & Co. International PLC	DKK	21,090,000	3,561,804	(6,609)
9/28/12	Royal Bank of Scotland PLC	DKK	225,187,734	38,031,042	(97,116)
9/28/12	State Street Bank and Trust Company	DKK	16,476,000	2,782,565	(6,837)
9/28/12	Bank of America, N.A.	EUR	85,698,945	107,816,130	(318,459)
9/28/12	Bank of New York Mellon	EUR	91,055,483	114,555,084	(2,128,908)
9/28/12	Barclays Bank PLC	EUR	63,141,503	79,437,063	(127,736)
9/28/12	Brown Brothers Harriman & Co.	EUR	77,622,872	97,655,784	(203,218)
9/28/12	Deutsche Bank AG	EUR	64,956,816	81,720,872	(232,547)
9/28/12	Goldman Sachs International	EUR	86,417,500	108,720,130	(1,908,797)
9/28/12	JPMorgan Chase Bank, N.A.	EUR	65,020,349	81,800,802	(1,101,353)
9/28/12	Morgan Stanley & Co. International PLC	EUR	59,034,595	74,270,244	(1,104,481)
9/28/12	Royal Bank of Scotland PLC	EUR	42,821,068	53,872,330	(125,252)
9/28/12	State Street Bank and Trust Company	EUR	54,745,309	68,873,979	(1,022,227)
9/28/12	Bank of America, N.A.	GBP	23,009,057	36,531,765	(90,848)
9/28/12	Bank of New York Mellon	GBP	38,848,216	61,679,793	(610,989)
9/28/12	Barclays Bank PLC	GBP	62,814,776	99,731,797	(210,453)
9/28/12	Brown Brothers Harriman & Co.	GBP	28,832,076	45,777,044	(329,804)
9/28/12	Deutsche Bank AG	GBP	28,743,289	45,636,076	(370,346)
9/28/12	Goldman Sachs International	GBP	42,392,500	67,307,097	(622,098)
9/28/12	JPMorgan Chase Bank, N.A.	GBP	29,175,094	46,321,658	(96,551)
9/28/12	Morgan Stanley & Co. International PLC	GBP	25,333,086	40,221,654	(90,373)
9/28/12	Royal Bank of Scotland PLC	GBP	57,290,606	90,961,004	(188,336)
9/28/12	State Street Bank and Trust Company	GBP	65,365,024	103,780,858	(248,216)
9/28/12	JPMorgan Chase Bank, N.A.	HKD	77,790,274	10,030,235	230
9/28/12	Morgan Stanley & Co. International PLC	HKD	10,690,000	1,378,363	47
9/28/12	Bank of America, N.A.	JPY	3,705,116,130	47,330,545	(207,210)

See accompanying notes to the financial statements.	3

Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
9/28/12	Bank of New York Mellon	JPY	2,964,719,660	$37,872,442	$(161,039)
9/28/12	Barclays Bank PLC	JPY	5,055,638,918	64,582,630	(291,298)
9/28/12	Brown Brothers Harriman & Co.	JPY	6,048,191,269	77,261,867	(324,335)
9/28/12	Deutsche Bank AG	JPY	6,650,224,786	84,952,469	(931,077)
9/28/12	Goldman Sachs International	JPY	3,295,426,000	42,097,009	(199,255)
9/28/12	JPMorgan Chase Bank, N.A.	JPY	5,830,340,918	74,478,964	(307,355)
9/28/12	Morgan Stanley & Co. International PLC	JPY	4,782,337,764	61,091,379	(267,882)
9/28/12	Royal Bank of Scotland PLC	JPY	5,609,422,918	71,656,875	(281,908)
9/28/12	State Street Bank and Trust Company	JPY	6,533,452,057	83,460,770	(985,509)
9/28/12	Bank of America, N.A.	NOK	17,729,838	3,056,749	(15,716)
9/28/12	Barclays Bank PLC	NOK	38,428,750	6,625,387	(25,061)
9/28/12	Brown Brothers Harriman & Co.	NOK	141,079,939	24,323,175	(110,718)
9/28/12	Deutsche Bank AG	NOK	103,731,000	17,883,955	(91,331)
9/28/12	Goldman Sachs International	NOK	106,959,000	18,440,485	(93,131)
9/28/12	JPMorgan Chase Bank, N.A.	NOK	74,256,000	12,802,258	(38,380)
9/28/12	Morgan Stanley & Co. International PLC	NOK	177,019,939	30,519,485	(124,275)
9/28/12	Royal Bank of Scotland PLC	NOK	21,671,000	3,736,233	(18,497)
9/28/12	State Street Bank and Trust Company	NOK	74,256,000	12,802,258	(67,786)
9/28/12	JPMorgan Chase Bank, N.A.	NZD	1,792,776	1,438,142	1,995
9/28/12	Morgan Stanley & Co. International PLC	NZD	23,520,310	18,867,689	25,071
9/28/12	State Street Bank and Trust Company	NZD	2,635,000	2,113,763	1,826
9/28/12	Brown Brothers Harriman & Co.	SEK	122,728,103	18,515,743	(218,757)
9/28/12	JPMorgan Chase Bank, N.A.	SEK	16,543,634	2,495,905	(3,524)
9/28/12	Morgan Stanley & Co. International PLC	SEK	111,380,691	16,803,782	(53,750)
9/28/12	State Street Bank and Trust Company	SEK	3,234,451	487,975	(1,991)
9/28/12	Brown Brothers Harriman & Co.	SGD	26,260,969	21,067,511	(102,679)

				$3,051,817,563	$(15,880,970)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 71.

4	See accompanying notes to the financial statements.

Developed World Stock Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.4%
Mutual Funds	2.8
Short-Term Investments	1.0
Preferred Stocks	0.4
Futures Contracts	0.1
Forward Currency Contracts	0.0	^
Other	0.3

	100.0%

Country Summary*	% of Investments
United States	54.8%
Japan	13.0
United Kingdom	11.2
France	6.2
Italy	4.4
Germany	3.5
Spain	2.9
Singapore	1.1
Netherlands	0.6
Switzerland	0.5
Belgium	0.4
Ireland	0.4
Austria	0.3
Norway	0.3
Portugal	0.2
Australia	0.1
Finland	0.1
Canada	0.0	^
Hong Kong	0.0	^
Sweden	0.0	^

	100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	11.5%
Pharmaceuticals, Biotechnology & Life Sciences	9.3
Capital Goods	7.7
Technology Hardware & Equipment	7.6
Software & Services	7.4
Telecommunication Services	7.3
Food, Beverage & Tobacco	6.5
Banks	4.9
Utilities	4.2
Insurance	4.1
Materials	4.0
Retailing	3.6
Food & Staples Retailing	2.8
Health Care Equipment & Services	2.7
Automobiles & Components	2.7
Real Estate	2.6
Diversified Financials	2.0
Consumer Services	2.0
Household & Personal Products	1.9
Transportation	1.7
Consumer Durables & Apparel	1.5
Media	1.2
Semiconductors & Semiconductor Equipment	0.4
Commercial & Professional Services	0.4

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table exludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

5

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%

	Australia — 0.6%
93,537	GPT Group (REIT)	339,505
394,692	Telstra Corp Ltd	1,570,884

	Total Australia	1,910,389

	Austria — 0.3%
23,024	OMV AG	762,872
9,268	Voestalpine AG	265,392

	Total Austria	1,028,264

	Belgium — 0.3%
14,062	Anheuser-Busch InBev NV	1,183,070

	Canada — 0.3%
3,200	Canadian Pacific Railway Ltd	264,505
11,000	Enbridge Inc	433,081
32,300	Research In Motion Ltd *	215,279

	Total Canada	912,865

	Finland — 0.1%
137,598	Nokia Oyj	388,117

	France — 6.0%
86,599	ArcelorMittal	1,280,662
82,694	AXA	1,192,274
44,155	BNP Paribas	1,911,035
16,169	Bouygues SA	401,826
3,011	Casino Guichard-Perrachon SA	266,889
33,930	CNP Assurances	410,984
12,146	Compagnie de Saint-Gobain	415,978
11,268	European Aeronautic Defense and Space Co NV	428,863
86,708	France Telecom SA	1,197,347
81,228	GDF Suez	1,996,591
10,969	Lafarge SA	522,128
22,018	Peugeot SA *	166,149
21,858	Renault SA	1,019,379
18,870	Sanofi	1,543,564
118,746	Total SA	5,920,287
7,706	Vinci SA	334,523
80,523	Vivendi SA	1,575,940

	Total France	20,584,419

	Germany — 3.1%
16,059	Allianz SE (Registered)	1,758,219
8,958	Bayerische Motoren Werke AG	647,812
3,370	Continental AG	334,358
10,891	Daimler AG (Registered)	532,689

Shares	Description	Value ($)
	Germany — continued
19,404	Deutsche Lufthansa AG (Registered)	239,034
98,877	E.ON AG	2,269,186
8,417	Hannover Rueckversicherung AG (Registered)	513,351
11,053	HeidelbergCement AG	556,919
7,969	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,177,634
25,166	RWE AG	1,053,401
15,004	Suedzucker AG	502,594
18,206	ThyssenKrupp AG	361,938
3,832	Volkswagen AG	622,712

	Total Germany	10,569,847

	Hong Kong — 0.0%
37	Esprit Holdings Ltd	57

	Ireland — 0.4%
49,997	CRH Plc	880,572
10,426	Kerry Group Plc Class A	499,418

	Total Ireland	1,379,990

	Italy — 3.5%
855,168	Enel SPA	2,813,312
207,305	ENI SPA	4,574,129
53,553	Fiat Industrial SPA	537,887
78,770	Fiat SPA *	428,097
122,001	Finmeccanica SPA *	540,349
114,721	Mediaset SPA	229,538
128,256	Parmalat SPA	278,673
15,699	Prysmian SPA	262,258
996,878	Telecom Italia SPA	926,198
740,908	Telecom Italia SPA-Di RISP	585,941
146,253	UniCredit SPA *	577,403

	Total Italy	11,753,785

	Japan — 10.4%
54,200	Aeon Co Ltd	624,149
31,000	Ajinomoto Co Inc	472,955
16,000	Asahi Breweries Ltd	388,283
13,200	Astellas Pharma Inc	646,359
63	Central Japan Railway Co	549,193
17,248	Century Tokyo Leasing Corp	323,401
126,000	Cosmo Oil Co Ltd	242,784
13,600	Credit Saison Co Ltd	319,634
22,446	Daishi Bank Ltd (The)	71,080
8,500	Daito Trust Construction Co Ltd	832,278
1,700	Fast Retailing Co Ltd	397,935
17,400	FujiFilm Holdings Corp	290,258
151,000	Hitachi Ltd	870,064
89	INPEX Corp	509,125

6	See accompanying notes to the financial statements.

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
72,000	Isuzu Motors Ltd	369,293
158,800	Itochu Corp	1,619,689
21,600	Japan Tobacco Inc	654,939
43,600	JFE Holdings Inc	553,959
137,820	JX Holdings Inc	717,599
191,000	Kawasaki Kisen Kaisha Ltd *	257,553
219	KDDI Corp	1,571,036
188,000	Marubeni Corp	1,213,987
273,000	Mazda Motor Corp *	329,631
74,000	Mitsubishi Chemical Holdings Corp	287,936
43,000	Mitsubishi Corp	796,181
51,500	Mitsui & Co Ltd	723,359
127,000	Mitsui OSK Lines Ltd	320,048
14,400	Nikon Corp	399,728
327,000	Nippon Steel Corp	635,020
67,900	Nippon Telegraph & Telephone Corp	3,148,423
170,000	Nippon Yusen Kabushiki Kaisha	345,258
64,300	Nissan Motor Co Ltd	603,006
1,274	NTT Docomo Inc	2,170,381
2,390	ORIX Corp	222,391
14,800	Otsuka Holdings Co Ltd	452,298
37,000	Ricoh Company Ltd	292,767
14,100	Seven & I Holdings Co Ltd	429,040
36,000	Shizuoka Bank Ltd (The)	374,683
64,500	Showa Shell Sekiyu KK	333,421
321,000	Sojitz Corp	431,763
40,200	Sony Corp	455,350
139,800	Sumitomo Corp	1,860,857
247,000	Sumitomo Metal Industries Ltd	352,161
39,000	Sumitomo Metal Mining Co Ltd	404,920
25,000	Sumitomo Mitsui Financial Group Inc	778,646
180,000	Taisei Corp	491,307
33,300	Takeda Pharmaceutical Co Ltd	1,565,550
52,000	TonenGeneral Sekiyu KK	440,560
34,800	Toyota Motor Corp	1,383,826
48,100	Toyota Tsusho Corp	986,016
7,100	Unicharm Corp	413,593
10,910	Yamada Denki Co Ltd	526,690

	Total Japan	35,450,363

	Netherlands — 0.6%
62,216	Aegon NV	319,363
7,896	ASML Holding NV	448,068
167,252	ING Groep NV *	1,275,168

	Total Netherlands	2,042,599

	Norway — 0.3%
43,321	Statoil ASA	1,107,695

Shares	Description	Value ($)
	Portugal — 0.2%
257,680	EDP - Energias de Portugal SA	628,595

	Singapore — 0.6%
213,000	CapitaCommercial Trust (REIT)	242,844
328,019	Global Logistic Properties Ltd	624,768
88,522	Keppel Land Ltd	241,370
94,000	SembCorp Industries Ltd	426,983
59,000	StarHub Ltd	171,120
29,386	Venture Corp Ltd	183,352
146,971	Yanlord Land Group Ltd *	137,745

	Total Singapore	2,028,182

	Spain — 2.8%
18,248	ACS Actividades de Construccion y Servicios SA	361,973
238,093	Banco Bilbao Vizcaya Argentaria SA	1,811,112
187,428	Banco Popular Espanol SA	426,539
369,601	Banco Santander SA	2,630,021
32,442	Ferrovial SA	382,378
63,415	Gas Natural SDG SA	781,355
120,674	Iberdrola SA	477,930
22,376	Indra Sistemas SA	213,948
250,169	Mapfre SA	606,088
65,486	Repsol YPF SA	1,202,642
60,636	Telefonica SA	766,301

	Total Spain	9,660,287

	Sweden — 0.1%
11,690	Svenska Cellulosa AB Class B	208,740

	Switzerland — 0.5%
7,955	Novartis AG (Registered)	469,111
609	Swisscom AG (Registered)	244,307
3,577	Zurich Financial Services AG *	858,544

	Total Switzerland	1,571,962

	United Kingdom — 11.0%
9,372	Aggreko Plc	350,820
20,810	Anglo American Plc	577,902
65,552	AstraZeneca Plc	3,066,310
216,006	Aviva Plc	1,119,537
147,389	BAE Systems Plc	745,139
92,784	Balfour Beatty Plc	412,903
496,164	Barclays Plc	1,444,003
787,709	BP Plc	5,525,403
23,118	British American Tobacco Plc	1,211,591
365,114	BT Group Plc	1,261,204
46,322	Diageo Plc	1,266,186
59,757	GlaxoSmithKline Plc	1,354,462
22,097	Imperial Tobacco Group Plc	862,112

See accompanying notes to the financial statements.	7

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
54,672	Kingfisher Plc	239,397
749,093	Lloyds Banking Group Plc *	395,309
89,560	Marks & Spencer Group Plc	509,095
9,361	Next Plc	531,195
11,961	Rio Tinto Plc	522,208
46,540	Rolls-Royce Holdings Plc *	606,316
120,494	Royal Dutch Shell Plc A Shares (London)	4,215,409
98,362	Royal Dutch Shell Plc B Shares (London)	3,548,571
326,996	RSA Insurance Group Plc	592,083
31,409	Tate & Lyle Plc	327,291
133,397	TUI Travel Plc	449,174
1,637,585	Vodafone Group Plc	4,722,718
76,154	WM Morrison Supermarkets Plc	338,245
9,522	Wolseley Plc	384,079
29,348	WPP Plc	380,248
31,476	Xstrata Plc	475,376

	Total United Kingdom	37,434,286

	United States — 54.3%
24,100	3M Co.	2,231,660
58,900	Abbott Laboratories	3,860,306
19,600	Accenture Plc.-Class A	1,207,360
8,500	ACE Ltd.	626,705
16,800	Aetna, Inc.	645,288
15,700	AFLAC Inc.	725,026
3,500	Allergan, Inc.	301,455
12,100	Allstate Corp. (The)	451,088
11,100	Altria Group, Inc.	376,956
15,700	Ameren Corp.	513,704
24,800	American Capital Agency Corp. REIT	864,032
16,600	American International Group, Inc. *	569,878
6,300	American Tower Corp. REIT	443,520
7,800	Ameriprise Financial, Inc.	428,298
12,100	Amgen, Inc.	1,015,432
24,400	Apple, Inc.	16,231,856
12,600	Assurant, Inc.	444,150
104,400	AT&T, Inc.	3,825,216
19,200	Automatic Data Processing, Inc.	1,115,136
1,500	AutoZone, Inc. *	542,460
2,800	AvalonBay Communities, Inc. REIT	396,256
77,000	Bank of America Corp.	615,230
14,200	Baxter International, Inc.	833,256
19,200	BB&T Corp.	605,568
13,200	Becton, Dickinson and Co.	1,002,936
5,900	Bed Bath & Beyond, Inc. *	396,303
23,800	Best Buy Co., Inc.	422,212
2,100	BlackRock, Inc.	370,377
19,500	Bristol–Myers Squibb Co.	643,695
31,500	CBS Corp.-Class B (Non Voting)	1,144,710

Shares	Description	Value ($)
	United States — continued
5,700	Celgene Corp. *	410,628
17,600	CenterPoint Energy, Inc.	358,864
3,500	CF Industries Holdings Inc.	724,535
31,700	Chevron Corp.	3,555,472
1,700	Chipotle Mexican Grill, Inc. *	490,688
15,600	CH Robinson Worldwide, Inc.	883,116
81,800	Cisco Systems, Inc.	1,560,744
22,000	Coach, Inc.	1,278,860
20,400	Cobalt International Energy, Inc. *	463,284
89,200	Coca-Cola Co. (The)	3,336,080
10,800	Cognizant Technology Solutions Corp.-Class A *	694,224
6,500	Colgate–Palmolive Co.	691,015
16,600	Comcast Corp.-Class A	556,598
12,600	Comcast Corp.-Class A (Non-Voting)	414,162
17,400	Computer Sciences Corp.	560,454
7,100	Consolidated Edison, Inc.	430,402
3,800	Continental Resources Inc. *	281,428
5,300	Cooper Industries Plc	387,695
3,000	Core Laboratories NV	366,570
6,400	Coventry Health Care, Inc.	266,432
11,200	Covidien Plc	627,760
6,100	CR Bard, Inc.	598,471
27,600	CVS Caremark Corp.	1,257,180
9,700	Danaher Corp.	519,629
46,300	Dell, Inc. *	490,317
4,200	Digital Realty Trust, Inc. REIT	312,942
28,900	Discover Financial Services	1,119,297
9,000	Dollar Tree, Inc. *	433,530
8,666	Duke Energy Corp.	561,383
25,400	Ecolab, Inc.	1,626,362
35,700	Eli Lilly & Co.	1,603,287
18,500	EMC Corp. *	486,365
1,466	Engility Holdings, Inc. *	27,136
5,200	Entergy Corp.	354,016
1,700	Essex Property Trust, Inc. REIT	258,366
11,500	Exelon Corp.	419,405
10,700	Expeditors International of Washington, Inc.	391,727
10,300	Fastenal Co.	443,827
26,500	Fifth Third Bancorp	401,210
8,900	FMC Corp.	483,448
14,300	Forest Laboratories, Inc. *	496,067
13,300	GameStop Corp.-Class A	253,764
26,700	General Growth Properties, Inc. REIT	549,486
59,500	General Motors Co. *	1,270,325
24,000	General Dynamics Corp.	1,572,240
11,400	General Mills, Inc.	448,362
9,500	Genuine Parts Co.	600,020
6,900	Gilead Sciences, Inc. *	398,061
5,400	Google, Inc.-Class A *	3,699,486

8	See accompanying notes to the financial statements.

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	United States — continued
54,200	Hartford Financial Services Group, Inc. (The)	971,806
8,500	Health Care REIT, Inc.	496,740
68,300	Hewlett-Packard Co.	1,152,904
37,800	Home Depot, Inc.	2,145,150
6,500	Honeywell International, Inc.	379,925
17,100	Hormel Foods Corp.	491,112
7,800	Illinois Tool Works, Inc.	462,462
33,300	Intel Corp.	826,839
20,000	International Business Machines Corp.	3,897,000
13,300	Intuit, Inc.	778,582
800	Intuitive Surgical, Inc. *	393,432
19,500	Invesco Ltd.	461,760
86,900	Johnson & Johnson	5,859,667
27,400	JPMorgan Chase & Co.	1,017,636
6,300	Kansas City Southern	487,179
16,900	Kimberly–Clark Corp.	1,412,840
13,800	Kinder Morgan Inc./Delaware	493,626
9,500	Kraft Foods, Inc.-Class A	394,535
8,800	L-3 Communications Holdings, Inc.	618,112
18,700	Las Vegas Sands Corp.	792,693
9,700	Limited Brands, Inc.	471,420
11,300	Lincoln National Corp.	262,386
4,900	Lockheed Martin Corp.	446,586
14,200	Lowe’s Cos., Inc.	404,416
9,000	LyondellBasell Industries NV-Class A	439,560
21,400	Macy’s, Inc.	862,634
9,100	Marathon Petroleum Corp.	470,925
18,500	Marathon Oil Corp.	514,670
2,000	Mastercard, Inc.-Class A	845,800
31,200	McDonald’s Corp.	2,792,088
4,700	Mead Johnson Nutrition Co.	344,651
15,100	Medtronic, Inc.	613,966
73,100	Merck & Co., Inc.	3,146,955
196,300	Microsoft Corp.	6,049,966
10,800	Monsanto Co.	940,788
14,000	Monster Beverage Corp. *	825,020
18,700	Nike, Inc.-Class B	1,820,632
19,500	NiSource, Inc.	474,630
9,300	Norfolk Southern Corp.	673,878
4,200	O’Reilly Automotive, Inc. *	356,790
71,100	Oracle Corp.	2,250,315
30,800	Paychex, Inc.	1,024,408
39,200	PepsiCo, Inc.	2,839,256
149,673	Pfizer, Inc.	3,571,198
40,200	Philip Morris International, Inc.	3,589,860
3,600	Pioneer Natural Resources Co.	350,496
14,700	Pitney Bowes, Inc.	196,392
2,100	Precision Castparts Corp.	338,268
1,600	Priceline.com, Inc. *	967,312

Shares	Description	Value ($)
	United States — continued
51,900	Procter & Gamble Co. (The)	3,487,161
11,600	ProLogis, Inc. REIT	396,372
8,200	Prudential Financial, Inc.	446,982
6,300	Public Storage REIT	917,028
35,900	Qualcomm, Inc.	2,206,414
6,700	Raytheon Co.	378,684
64,100	Regions Financial Corp.	446,136
20,100	Reynolds American, Inc.	926,610
12,700	Rockwell Collins, Inc.	620,649
9,200	Ross Stores, Inc.	636,548
20,600	RR Donnelley & Sons Co.	226,188
4,200	Sherwin-Williams Co. (The)	600,936
8,700	Sigma–Aldrich Corp.	617,961
9,000	Simon Property Group, Inc. REIT	1,428,300
15,100	Southern Co.	684,483
13,100	Spectra Energy Corp.	370,206
20,600	Starbucks Corp.	1,021,966
18,300	Stryker Corp.	974,658
40,900	Sysco Corp.	1,239,270
4,900	T. Rowe Price Group, Inc.	301,056
4,100	Teradata Corp. *	313,158
21,200	TJX Cos., Inc. (The)	970,748
3,800	TransDigm Group, Inc. *	526,756
5,800	Travelers Cos., Inc. (The)	375,492
4,500	Union Pacific Corp.	546,480
5,700	United Parcel Service, Inc.-Class B	420,717
27,915	UnitedHealth Group, Inc.	1,515,784
10,200	United Technologies Corp.	814,470
37,700	US Bancorp	1,259,557
37,500	Valero Energy Corp.	1,172,250
7,700	Varian Medical Systems, Inc. *	452,683
9,500	Verisk Analytics, Inc.-Class A *	460,940
3,300	VF Corp.	503,844
12,000	Visa, Inc.-Class A	1,539,000
14,700	Walgreen Co.	525,672
25,100	Walt Disney Co. (The)	1,241,697
54,100	Wal–Mart Stores, Inc.	3,927,660
17,300	WellPoint, Inc.	1,035,751
82,900	Wells Fargo & Co.	2,821,087
9,100	Western Digital Corp. *	380,562
4,000	Whirlpool Corp.	301,840
4,600	Whole Foods Market, Inc.	445,050
4,800	WW Grainger, Inc.	988,608
13,500	Yum! Brands, Inc.	860,220

	Total United States	185,011,689

	TOTAL COMMON STOCKS (COST $309,689,962)	324,855,201

See accompanying notes to the financial statements.	9

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 0.4%

		Germany — 0.4%
	12,089	Porsche Automobil Holding SE 1.84%	623,575
	3,375	Volkswagen AG 2.19%	594,411

		Total Germany	1,217,986

		TOTAL PREFERRED STOCKS (COST $1,252,573)	1,217,986

		MUTUAL FUNDS — 2.8%

		United States — 2.8%
		Affiliated Issuers
	379,413	GMO U.S. Treasury Fund	9,485,325

		TOTAL MUTUAL FUNDS (COST $9,487,057)	9,485,325

		SHORT-TERM INVESTMENTS — 1.0%

		Time Deposits — 1.0%
USD	929,245	Bank of America (Charlotte) Time Deposit, 0.07%, due 09/03/12	929,245
AUD	5,735	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.65%, due 09/03/12	5,925
CAD	9,934	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.19%, due 09/03/12	10,078
CHF	9,747	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	10,210

Par Value		Description	Value ($)
		Time Deposits (continued)
DKK	52,404	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.49)%, due 09/03/12	8,846
EUR	8,143	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.04)%, due 09/03/12	10,242
HKD	77,661	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	10,013
JPY	974,120	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	12,442
SEK	67,640	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 09/03/12	10,214
SGD	16,825	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	13,498
GBP	13,478	JPMorgan Chase (New York) Time Deposit, 0.05%, due 09/03/12	21,401
NOK	268,671	JPMorgan Chase (New York) Time Deposit, 0.50%, due 09/03/12	46,360
USD	2,500,000	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 09/03/12	2,500,000

		Total Time Deposits	3,588,474

		TOTAL SHORT-TERM INVESTMENTS (COST $3,588,474)	3,588,474

		TOTAL INVESTMENTS — 99.6% (Cost $324,018,066)	339,146,986
		Other Assets and Liabilities (net) — 0.4%	1,373,038

		TOTAL NET ASSETS — 100.0%	$340,520,024

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/19/12	Barclays Bank PLC	CAD	429,283	$435,077	$(24)
10/19/12	JPMorgan Chase Bank, N.A.	DKK	3,412,091	576,553	4,603
10/19/12	Brown Brothers Harriman & Co.	GBP	617,383	980,163	7,538
10/19/12	JPMorgan Chase Bank, N.A.	GBP	323,479	513,558	3,602
10/19/12	Morgan Stanley & Co. International PLC	GBP	475,037	754,173	3,719
10/19/12	Bank of America, N.A.	HKD	7,800,772	1,005,877	108
10/19/12	Deutsche Bank AG	HKD	23,497,577	3,029,915	315
10/19/12	JPMorgan Chase Bank, N.A.	HKD	13,733,554	1,770,885	135
10/19/12	Royal Bank of Scotland PLC	HKD	20,189,866	2,603,400	191
10/19/12	State Street Bank and Trust Company	HKD	7,703,303	993,309	57
10/19/12	Bank of America, N.A.	SEK	3,009,841	453,708	1,423
10/19/12	Bank of New York Mellon	SEK	5,162,681	778,230	2,557
10/19/12	Brown Brothers Harriman & Co.	SEK	4,003,522	603,496	2,652

10	See accompanying notes to the financial statements.

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/19/12	Bank of America, N.A.	SGD	1,544,058	$1,238,693	$2,606
10/19/12	Bank of New York Mellon	SGD	3,066,619	2,460,140	4,763
10/19/12	Deutsche Bank AG	SGD	2,367,511	1,899,293	4,420
10/19/12	JPMorgan Chase Bank, N.A.	SGD	3,392,840	2,721,845	6,796
10/19/12	Morgan Stanley & Co. International PLC	SGD	4,983,355	3,997,808	9,368
10/19/12	Royal Bank of Scotland PLC	SGD	1,943,689	1,559,290	3,684
10/19/12	State Street Bank and Trust Company	SGD	2,843,540	2,281,179	4,198

				$30,656,592	$62,711

Sales #
10/19/12	Bank of New York Mellon	AUD	953,638	$981,175	$16,168
10/19/12	Barclays Bank PLC	CHF	681,600	714,484	(6,534)
10/19/12	JPMorgan Chase Bank, N.A.	CHF	314,269	329,431	(3,083)
10/19/12	Royal Bank of Scotland PLC	CHF	214,708	225,067	(2,421)
10/19/12	Bank of America, N.A.	EUR	2,827,242	3,557,819	(32,078)
10/19/12	Brown Brothers Harriman & Co.	EUR	1,803,658	2,269,734	(26,615)
10/19/12	Deutsche Bank AG	EUR	624,763	786,205	(7,476)
10/19/12	JPMorgan Chase Bank, N.A.	EUR	3,255,700	4,096,993	(39,574)
10/19/12	Morgan Stanley & Co. International PLC	EUR	1,730,520	2,177,697	(16,191)
10/19/12	Bank of New York Mellon	JPY	56,992,510	728,184	(9,987)
10/19/12	Barclays Bank PLC	JPY	145,004,725	1,852,701	(24,730)
10/19/12	Deutsche Bank AG	JPY	204,437,984	2,612,070	(37,398)
10/19/12	JPMorgan Chase Bank, N.A.	JPY	116,965,939	1,494,454	(22,129)
10/19/12	State Street Bank and Trust Company	JPY	54,955,795	702,161	(9,403)
10/19/12	Deutsche Bank AG	NOK	4,122,132	710,092	(10,558)

				$23,238,267	$(232,009)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
32	FTSE/MIB	September 2012	$3,031,888	$361,283
30	MSCI Singapore	September 2012	1,673,717	(3,126)
85	TOPIX	September 2012	7,926,379	348,801

			$12,631,984	$706,958

Sales
11	OMXS 30	September 2012	$173,589	$6,481
23	S&P 500 E-Mini Index	September 2012	1,615,750	(101,777)
6	S&P Toronto 60	September 2012	831,083	(40,430)
15	SPI 200	September 2012	1,677,185	(97,628)

			$4,297,607	$(233,354)

See accompanying notes to the financial statements.	11

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 71.

12	See accompanying notes to the financial statements.

Flexible Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.4%
Short-Term Investments	3.8
Forward Currency Contracts	0.1
Futures Contracts	(0.1)
Other	0.8

100.0%

Country Summary*	% of Investments
Japan	100.0%

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Banks	19.5%
Capital Goods	18.8
Real Estate	10.1
Materials	6.2
Retailing	5.8
Energy	5.2
Insurance	3.9
Telecommunication Services	3.8
Food & Staples Retailing	3.1
Transportation	2.9
Automobiles & Components	2.9
Diversified Financials	2.7
Consumer Durables & Apparel	2.5
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Technology Hardware & Equipment	2.0
Software & Services	1.8
Health Care Equipment & Services	1.8
Utilities	1.4
Food, Beverage & Tobacco	1.3
Consumer Services	1.0
Media	0.4
Commercial & Professional Services	0.4
Semiconductors & Semiconductor Equipment	0.1

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

13

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%

	Japan — 95.4%
938,000	77 Bank Ltd (The)	3,593,844
40,000	ABC-Mart Inc	1,676,045
3,333	Accordia Golf Co Ltd	2,133,497
1,099	Activia Properties Inc (REIT)	6,513,008
4,451	Advance Residence Investment Corp (REIT)	8,976,411
378,800	Aeon Co Ltd	4,362,134
34,000	Ahresty Corp	166,124
17,686	Aisan Industry Co Ltd	142,793
24,700	Alconix Corp	460,295
64,500	Alfresa Holdings Corp	3,191,800
64,100	Alps Electric Co Ltd	344,081
280,800	AOC Holdings Inc	831,017
53,400	Arc Land Sakamoto Co Ltd	828,394
54,600	Arcs Co Ltd	1,272,984
235,754	Arnest One Corp	3,470,044
19,900	Asahi Holdings Inc	330,308
130,000	Asahi Glass Co Ltd	791,116
345,000	Asanuma Corp *	229,859
24,900	ASKUL Corp	328,015
47,000	Astellas Pharma Inc	2,301,429
28,600	Axell Corp	661,090
112,000	Bando Chemical Industries Ltd	389,600
2,802,000	Bank of Yokohama Ltd (The)	13,026,380
178,050	Belluna Co Ltd	1,480,507
253,500	Best Denki Co Ltd *	432,544
2,546	BIC Camera Inc	1,274,120
265,000	Calsonic Kansei Corp	1,281,553
98,456	Cawachi Ltd	1,893,074
332,720	Century Tokyo Leasing Corp	6,238,509
2,402,000	Chiba Bank Ltd	13,945,034
19,600	Chiyoda Integre Co Ltd	215,285
736,644	Chori Co Ltd	896,977
181,000	Chubu Electric Power Co Inc	2,157,670
217,657	Chuetsu Pulp & Paper Co Ltd	373,641
43,000	Chugoku Marine Paints Ltd	204,949
11,300	Coca-Cola Central Japan Co Ltd	143,730
89,000	Cocokara fine Inc	3,079,367
3,281,000	Cosmo Oil Co Ltd	6,322,019
14,037	Dai-ichi Life Insurance Co Ltd (The)	14,422,562
808,250	Daiei Inc *	1,791,274
125,000	Daihatsu Diesel Manufacturing Co Ltd	328,968
308,570	Daiho Corp	340,332
200,000	Daiichi Jitsugyo Co Ltd	896,015
15,300	Daiichikosho Co Ltd	351,406
3,000	Daikoku Denki Co Ltd	63,398
70,000	Dainichiseika Color & Chemicals Manufacturing Co Ltd	297,644
45,000	Daio Paper Corp	276,716
229,400	Daito Trust Construction Co Ltd	22,461,719

Shares	Description	Value ($)
	Japan — continued
85,000	Daiwa Industries Ltd	384,182
1,231,000	Daiwabo Holdings Co Ltd	2,179,642
102,500	DCM Holdings Co Ltd	674,965
233,912	Dena Co Ltd	6,518,982
231,000	Denki Kagaku Kogyo K K	761,998
932,000	DIC Corp	1,544,683
11,500	Doshisha Co Ltd	341,336
44,000	Eagle Industry Co Ltd	285,242
483,500	Edion Corp	2,133,050
35,800	Electric Power Development Co Ltd	858,141
12,300	Exedy Corp	252,138
15,100	F-Tech Inc	250,981
76,100	Ferrotec Corp	327,517
121	Fields Corp	186,349
102,300	Foster Electric Co Ltd	1,646,274
451,524	Fuji Kosan Co Ltd *	325,053
1,371	Fuji Media Holdings Inc	2,137,799
363,000	Fujikura Ltd	1,101,139
184,000	Fujisash Co Ltd *	173,056
78,000	Fujitsu General Ltd	670,330
280,000	Fujitsu Ltd	1,145,065
477,000	Fuji Electric Co Ltd	949,714
102,000	Fuji Heavy Industries Ltd	819,716
15,207	Fuji Soft Inc	271,747
1,993,000	Fukuoka Financial Group Inc	7,873,636
1,471	FULLCAST Holdings Co Ltd *	266,255
526,000	Furukawa-Sky Aluminum Corp	1,352,768
395,400	Futaba Industrial Co Ltd *	1,817,359
92,700	Fuyo General Lease Co Ltd	2,707,413
1,758	Geo Corp	2,075,058
89,000	Godo Steel Ltd	146,475
231,229	GSI Creos Corp	311,133
9,500	Gulliver International Co Ltd	286,434
102,000	Gunze Ltd	259,075
63,358	Hajime Construction Co Ltd	1,919,208
19,900	Hakuto Co Ltd	189,085
4,600	Hamakyorex Co Ltd	138,383
250	Hankyu Reit Inc (REIT)	1,171,211
1,384,711	Hanwa Co Ltd	4,690,856
12,000	Happinet Corp	104,560
1,859,000	Haseko Corp *	1,166,487
367,800	Hazama Corp	768,622
125,200	Heiwado Co Ltd	1,899,047
27,800	Hikari Tsushin Inc	1,393,963
26,000	Hisamitsu Pharmaceutical Co Inc	1,387,622
49,000	Hitachi Chemical Co Ltd	704,382
225,000	Hitachi Ltd	1,296,454
8,700	Hogy Medical Co Ltd	432,849
69,000	Hokkaido Electric Power Co Inc	531,733
37,300	Hokuriku Electric Power Co	431,664

14	See accompanying notes to the financial statements.

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
908	Hoosiers Corp	593,868
28,302	Hosiden Corp	146,184
107,619	Idemitsu Kosan Co Ltd	8,676,696
11,300	Imasen Electric Industrial Co Ltd	146,467
6,057	Inaba Denki Sangyo Co Ltd	169,506
356,200	Inabata & Co Ltd	2,343,798
482	Industrial & Infrastructure Fund Investment Corp (REIT)	3,459,299
412	INPEX Corp	2,356,849
94,200	IT Holdings Corp	1,188,773
175,853	Itochu Enex Co Ltd	943,187
5,500	Itochu-Shokuhin Co Ltd	206,226
1,585,700	Itochu Corp	16,173,433
1,300	Itoki Corp	7,751
807,200	Iwatani Corp	2,812,991
298,903	Izumiya Co Ltd	1,450,287
131,800	Izumi Co Ltd	2,554,795
689,000	Izutsuya Co Ltd *	424,918
1,697	Japan Prime Realty Investment Corp (REIT)	4,770,708
48,000	Japan Pulp & Paper Co Ltd	158,627
416	Japan Real Estate Investment Corp (REIT)	4,066,445
398	Japan Excellent Inc (REIT)	2,043,842
5,626	Japan Retail Fund Investment Corp (REIT)	9,632,805
793,300	JFE Shoji Trade Corp *	2,735,505
501,500	JFE Holdings Inc	6,371,800
169,239	Joshin Denki Co Ltd	1,936,590
18,700	JSP Corp	272,295
172,500	JVC Kenwood Corp	611,554
3,004,000	JX Holdings Inc	15,641,173
93,940	K’s Holdings Corp	2,683,371
31,700	Kaga Electronics Co Ltd	311,001
1,024,000	Kajima Corp	2,848,075
109,000	Kamei Corp	1,065,194
41,000	Kanamoto Co Ltd	443,321
78,000	Kandenko Co Ltd	382,440
156,000	Kaneka Corp	774,415
2,929,000	Kanematsu Corp *	3,382,412
496,800	Kansai Electric Power Co Inc (The)	3,715,674
22,000	Kasai Kogyo Co Ltd	101,877
85,100	Kasumi Co Ltd	584,280
90,300	Kato Sangyo Co Ltd	1,701,321
159,000	Kawai Musical Instruments Manufacturing Co Ltd	360,324
4,831,000	Kawasaki Kisen Kaisha Ltd *	6,514,348
1,220	KDDI Corp	8,751,892
90,900	Keiyo Co Ltd	550,955
1,373	Kenedix Realty Investment Corp (REIT)	4,518,586
126,000	Kinki Nippon Tourist Co Ltd *	168,313
126,000	Kitagawa Iron Works Co Ltd	213,326
2,066,000	Kobe Steel Ltd	1,594,730
181,660	Kohnan Shoji Co Ltd	2,194,693

Shares	Description	Value ($)
	Japan — continued
156,700	Kojima Co Ltd	439,612
39,900	Konaka Co Ltd	392,591
47,270	Kosaido Co Ltd *	172,592
127,000	Krosaki Harima Corp	343,217
1,050,567	Kumagai Gumi Co Ltd *	902,126
872,842	Kurabo Industries Ltd	1,445,540
52,700	Kuroda Electric Co Ltd	635,721
136,000	Kyodo Printing Co Ltd	318,894
70,800	Kyoritsu Maintenance Co Ltd	1,586,385
93,200	Kyowa Exeo Corp	1,003,989
114,000	Kyudenko Corp	579,191
66,100	Kyushu Electric Power Co Inc	502,071
24,000	Lawson Inc	1,840,336
8,600	Macnica Inc	177,457
163,000	Maeda Corp	701,775
36,000	Maeda Road Construction Co Ltd	457,694
8,400	Mars Engineering Corp	201,830
1,954,000	Marubeni Corp	12,617,718
400,300	Marudai Food Co Ltd	1,455,529
149,074	Maruetsu Inc (The)	512,499
1,223,000	Maruha Nichiro Holdings Inc	2,136,481
38,000	Maruzen Showa Unyu Co Ltd	120,403
18,300	Matsumotokiyoshi Holdings Co Ltd	440,142
3,741,000	Mazda Motor Corp *	4,517,037
267,200	Medipal Holdings Corp	3,837,617
4,200	Meiwa Corp	22,777
1,318	MID REIT Inc (REIT)	3,340,286
82,000	Mikuni Coca–Cola Bottling Co Ltd	706,852
341,444	Mirait Holdings Corp	2,448,593
167,400	Misawa Homes Co Ltd	2,403,744
113,000	Mitsuba Corp	707,604
312,000	Mitsubishi Materials Corp	878,505
59,700	Mitsubishi Shokuhin Co Ltd	1,456,414
173,166	Mitsubishi Steel Manufacturing Co Ltd	340,609
1,363,000	Mitsubishi Chemical Holdings Corp	5,303,477
823,300	Mitsubishi Corp	15,244,092
323,000	Mitsubishi Gas Chemical Co Inc	1,822,471
992,392	Mitsubishi Paper Mills Ltd *	839,752
8,453,300	Mitsubishi UFJ Financial Group Inc	38,641,710
175,420	Mitsubishi UFJ Lease & Finance Co Ltd	7,584,761
1,427,000	Mitsui Chemicals Inc	2,915,521
916,496	Mitsui Engineer & Shipbuilding Co Ltd	1,011,927
672,000	Mitsui Matsushima Co Ltd	923,831
54,000	Mitsui Sugar Co Ltd	179,408
656,800	Mitsui & Co Ltd	9,225,288
69,000	Mitsui Home Co Ltd	347,867
716,000	Mitsui Mining & Smelting Co Ltd	1,445,295
2,953,000	Mitsui OSK Lines Ltd	7,441,740
173,000	Miyaji Engineering Group Inc *	281,383
7,212,600	Mizuho Financial Group Inc	11,645,972

See accompanying notes to the financial statements.	15

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
314,000	Morinaga Milk Industry Co Ltd	1,086,651
37,150	Moshi Moshi Hotline Inc	546,554
134	MTI Ltd	140,818
3,400	Nafco Co Ltd	59,609
36,300	Nagase & Co	425,140
652,000	Nakayama Steel Works Ltd *	302,118
177,523	Namura Shipbuilding Co Ltd	538,230
66,200	NEC Capital Solutions Ltd	908,007
2,439,000	NEC Corp *	3,500,619
27,700	NEC Mobiling Ltd	1,108,079
13,300	NEC Fielding Ltd	162,307
17,400	NEC Networks & System Integration Corp	307,138
123,600	New Japan Chemical Co Ltd	814,366
66,000	Nichias Corp	341,822
25,900	Nichiha Corp	306,849
200	Nichirei Corp	1,052
83,300	Nihon Unisys Ltd	555,152
208,000	Nihon Yamamura Glass Co Ltd	479,827
47,200	Nintendo Co Ltd	5,323,617
383,000	Nippon Carbide Industries Co Inc	495,867
678,500	Nippon Coke & Engineering Co Ltd	828,668
93,000	Nippon Corp	1,020,463
211,000	Nippon Formula Feed Manufacturing Co Ltd	300,070
469,000	Nippon Road Co Ltd (The)	1,697,917
23,400	Nippon Seiki Co Ltd	238,323
92,000	Nippon Shokubai Co Ltd	1,028,945
134,000	Nippon Soda Co Ltd	577,783
169,000	Nippon Steel Trading Co Ltd	422,394
75,000	Nippon Densetsu Kogyo Co Ltd	705,373
383,000	Nippon Electric Glass Co Ltd	1,829,098
34,000	Nippon Flour Mills Co Ltd	147,093
1,440,000	Nippon Light Metal Co Ltd	1,444,447
189,300	Nippon Paper Group Inc	2,245,970
1,672,000	Nippon Sheet Glass Co Ltd	1,184,384
300,700	Nippon Suisan Kaisha Ltd	662,758
398,300	Nippon Telegraph & Telephone Corp	18,468,584
189,000	Nippon Yakin Koguo Co Ltd *	172,467
3,919,000	Nippon Yusen Kabushiki Kaisha	7,959,210
62,200	Nishimatsuya Chain Co Ltd	502,532
1,694,984	Nishimatsu Construction Co Ltd	2,632,797
142,572	Nissan Shatai Co Ltd	1,606,451
67,000	Nissan Tokyo Sales Holdings Co Ltd *	311,828
163,600	Nissan Chemical Industries Ltd	1,825,850
36,000	Nissei Build Kogyo Co Ltd	60,558
107,900	Nissen Holdings Co Ltd	432,554
751,000	Nisshin Steel Co Ltd	713,612
57,000	Nisshinbo Holdings Inc	360,337
158,000	Nissin Corp	404,378
19,100	Nitori Holdings Co Ltd	1,915,242
76,000	Nittetsu Mining Co Ltd	288,573

Shares	Description	Value ($)
	Japan — continued
442,000	Nittoc Construction Co Ltd	414,719
619	Nomura Real Estate Office Fund (REIT)	3,571,757
305,000	NS United Kaiun Kaisha Ltd *	345,282
291,000	NTN Corp	616,497
3,381	NTT Docomo Inc	5,759,857
507,000	Oki Electric Industry Co Ltd *	593,817
145	Okinawa Cellular Telephone Co	327,174
46,900	Okinawa Electric Power Co	1,519,386
85,000	Okuwa Co Ltd	1,109,264
10,000	Onoken Co Ltd	80,994
10,300	Ono Pharmaceutical Co Ltd	641,079
27,000	Oracle Corp	1,308,951
78,030	ORIX Corp	7,260,733
228,000	Pacific Metals Co Ltd	735,590
28,100	Paltac Corp	401,213
4,100	Parco Co Ltd	45,148
314	Pasona Group Inc	207,157
446,120	Penta Ocean Construction Co Ltd	1,044,108
3,109	PGM Holdings KK	2,347,625
93,451	Point Inc	3,356,382
514	Premier Investment Corp (REIT)	1,863,422
169,000	Press Kogyo Co Ltd	677,560
1,003,000	Prima Meat Packers Ltd	1,864,572
123,200	Raito Kogyo Co Ltd	496,048
227,000	Rengo Co Ltd	1,076,133
352,000	Ricoh Company Ltd	2,785,244
54,200	Right On Co Ltd	481,407
37,000	Riken Corp	143,812
17,600	Riso Kagaku Corp	304,723
143,686	Round One Corp	702,530
53,000	Ryobi Ltd	125,933
14,500	S Foods Inc	127,434
20,600	Saint Marc Holdings Co Ltd	763,714
149,000	San-Ai Oil Co Ltd	658,110
176,000	Sanden Corp	511,051
32,000	Sanki Engineering	159,239
239,000	Sankyo-Tateyama Holdings Inc	480,617
43,300	Sankyo Co Ltd	2,005,357
182,418	Sankyu Inc	686,380
52,400	Sanoyas Holdings Corp	86,750
102,500	Sanshin Electronics Co Ltd	734,608
2,700	San-A Co Ltd	105,692
643,000	Sasebo Heavy Industries Co Ltd	545,331
480,000	Sata Construction Co Ltd *	332,708
74,000	Seika Corp	214,102
544,000	Seikitokyu Kogyo Co Ltd *	355,886
245,000	Seiko Holdings Corp *	679,473
52,000	Seino Holdings Co Ltd	326,468
12,400	Seiren Co Ltd	85,769
312	Sekisui House SI Investment Co (REIT)	1,457,451

16	See accompanying notes to the financial statements.

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
322,516	Senko Co Ltd	1,375,255
30,500	Senshukai Co Ltd	193,457
13,700	Shimachu Co Ltd	284,264
13,200	Shimamura Co Ltd	1,569,984
23,400	Shinko Plantech Co Ltd	195,333
38,600	Shinko Shoji Co Ltd	349,448
69,000	ShinMaywa Industries Ltd	339,074
12,856,000	Shinsei Bank Ltd	15,010,572
193,618	Shinsho Corp	387,313
19,088	Ship Healthcare Holdings Inc	557,573
59,668	Shiroki Corp	144,702
1,039,000	Shizuoka Bank Ltd (The)	10,813,776
83,000	Shizuoka Gas Co Ltd	577,130
52,755	Showa Corp	459,495
68,000	Showa Sangyo Co Ltd	227,213
923,500	Showa Shell Sekiyu KK	4,773,869
1,500	Siix Corp	20,188
74,000	Sinanen Co Ltd	315,737
1,488	SKY Perfect JSAT Holdings Inc	666,658
21,100	Skymark Airlines Inc *	94,668
44,600	Sodick Co Ltd	198,690
6,746,600	Sojitz Corp	9,074,548
75,600	Stanley Electric Co Ltd	1,123,020
38,013	Sumida Corp	189,957
692,176	Sumikin Bussan Corp	1,696,928
295,400	Sumiseki Holdings Inc *	257,859
354,000	Sumitomo Chemical Co Ltd	928,527
14,100	Sumitomo Densetsu Co Ltd	99,537
3,625,000	Sumitomo Light Metal Industries Ltd	3,207,554
1,010,900	Sumitomo Mitsui Construction Co Ltd *	623,068
40,000	Sumitomo Seika Chemicals Co Ltd	143,787
1,412,100	Sumitomo Corp	18,796,253
1,258,600	Sumitomo Mitsui Financial Group Inc	39,200,163
4,111,000	Sumitomo Mitsui Trust Holdings Inc	11,526,900
306,000	Suruga Bank Ltd	3,532,963
48,452	Suzuken Co Ltd	1,645,790
115,000	SWCC Showa Holdings Co Ltd	88,607
50,000	T RAD Co Ltd	138,254
30,200	Tachi-S Co Ltd	572,558
311	Tact Home Co Ltd	328,520
677,000	Taiheiyo Cement Co Ltd	1,466,176
466,400	Taihei Kogyo Co Ltd	1,839,563
925,836	Taisei Corp	2,527,052
152,000	Takashima & Co Ltd	586,537
213,000	Takashimaya Co Ltd	1,525,657
4,523	Take And Give Needs Co Ltd	380,949
317,500	Takeda Pharmaceutical Co Ltd	14,926,792
47,000	Takiron Co Ltd	172,470
7,000	Takuma Co Ltd	33,400
75,000	TBK Co Ltd	365,114

Shares	Description	Value ($)
	Japan — continued
33,000	Teikoku Piston Ring Co Ltd	417,852
667,000	Tekken Corp	840,484
25,020	Tera Probe Inc *	191,523
20,600	Terumo Corp	916,379
722,098	TOA Corp	1,149,718
62,000	TOA ROAD Corp	147,928
851,988	Tobishima Corp *	830,471
255,800	Tohoku Electric Power Co Inc *	1,789,739
250,500	Toho Holdings Co Ltd	4,501,752
247,000	Tohto Suisan Co Ltd	376,136
28,210	Token Corp	1,188,368
795,700	Tokio Marine Holdings Inc	19,212,001
643,000	Tokuyama Corp	1,361,758
134,000	Tokyo Dome Corp *	416,325
118,000	Tokyo Tekko Co Ltd	352,264
611	Tokyu REIT Inc (REIT)	2,998,350
229,317	Tokyu Construction Co Ltd	452,309
4,900	Tomen Electronics Corp	61,382
449,000	TonenGeneral Sekiyu KK	3,804,062
33,600	Toppan Forms Co Ltd	310,829
100,000	Toppan Printing Co Ltd	588,155
69,000	Topy Industries Ltd	169,488
785,000	Tosoh Corp	1,661,568
30,233	Totetsu Kogyo Co Ltd	357,658
92,190	Touei Housing Corp	940,687
47,000	Toyo Ink SC Holdings Co Ltd	170,280
110,000	Toyo Kanetsu KK	233,321
868,000	Toyo Tire & Rubber Co Ltd	2,363,691
54,400	Toyota Motor Corp	2,163,222
644,100	Toyota Tsusho Corp	13,203,600
614,796	Toyo Construction Co Ltd	409,360
44,000	Toyo Suisan Kaisha Ltd	1,094,067
19,800	Transcosmos Inc	249,033
39,600	TS Tech Co Ltd	717,869
37,900	Tsumura & Co	1,172,610
683	T–Gaia Corp	1,291,483
106,000	Ube Industries Ltd	232,666
313,000	Uchida Yoko Co Ltd	812,786
42,400	Unipres Corp	1,169,809
6,014	United Urban Investment Corp (REIT)	6,737,232
1,697,000	Unitika Ltd *	847,214
266,200	UNY Co Ltd	2,217,067
387,970	Usen Corp *	323,790
13,647	USS Co Ltd	1,471,556
95,700	Valor Co Ltd	1,677,184
20,000	Vital KSK Holdings Inc	196,186
156,443	Wakachiku Construction Co Ltd *	152,880
16,401	Warabeya Nichiyo Co Ltd	285,701
29,533	West Holdings Corp	529,677
30,600	Xebio Co Ltd	646,859
182,470	Yamada Denki Co Ltd	8,808,896

See accompanying notes to the financial statements.	17

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
44,100	Yamato Kogyo Co Ltd	1,326,839
79,800	Yamazen Corp	528,356
185,000	Yokohama Rubber Co Ltd	1,382,300
10,100	Yokohama Reito Co Ltd	80,406
80,100	Yonekyu Corp	712,165
28,500	Yorozu Corp	458,244
1,151,000	Yuasa Trading Co Ltd	2,007,848
84,000	Yurtec Corp	267,623

	Total Japan	866,154,004

	TOTAL COMMON STOCKS (COST $919,299,372)	866,154,004

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 3.8%

		Time Deposits — 3.8%
USD	4,442,935	Barclays (London) Time Deposit, 0.07%, due 09/03/12	4,442,935
JPY	4,465,217	Citibank (New York) Time Deposit, 0.01%, due 09/03/12	57,030
USD	9,942,976	Citibank (New York) Time Deposit, 0.07%, due 09/03/12	9,942,976
USD	10,000,000	DBS Bank Ltd (Singapore) Time Deposit, 0.07%, due 09/03/12	10,000,000
USD	10,000,000	Royal Bank of Scotland (London) Time Deposit, 0.07%, due 09/03/12	10,000,000

		Total Time Deposits	34,442,941

		TOTAL SHORT-TERM INVESTMENTS (COST $34,442,941)	34,442,941

		TOTAL INVESTMENTS — 99.2% (Cost $953,742,313)	900,596,945
		Other Assets and Liabilities (net) — 0.8%	7,491,360

		TOTAL NET ASSETS — 100.0%	$908,088,305

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/05/12	Bank of New York Mellon	JPY	12,080,822,916	$154,298,779	$167,331
9/05/12	Barclays Bank PLC	JPY	12,850,863,619	164,133,899	207,680
9/05/12	Brown Brothers Harriman & Co.	JPY	11,111,676,641	141,920,642	190,072
9/05/12	Deutsche Bank AG	JPY	11,194,140,281	142,973,884	219,706

				$603,327,204	$784,789

Sales #
9/05/12	Bank of New York Mellon	JPY	12,080,822,916	$154,298,779	$195,350
10/03/12	Bank of New York Mellon	JPY	10,533,063,916	134,558,732	(146,707)
9/05/12	Barclays Bank PLC	JPY	12,850,863,619	164,133,899	143,726
10/03/12	Barclays Bank PLC	JPY	10,344,208,619	132,146,127	(162,603)
9/05/12	Brown Brothers Harriman & Co.	JPY	11,111,676,641	141,920,642	179,678
10/03/12	Brown Brothers Harriman & Co.	JPY	11,111,676,641	141,950,446	(191,850)
9/05/12	Deutsche Bank AG	JPY	11,194,140,281	142,973,884	173,689
10/03/12	Deutsche Bank AG	JPY	11,194,140,281	143,003,910	(221,508)

				$1,154,986,419	$(30,225)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

18	See accompanying notes to the financial statements.

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
240	TOPIX	September 2012	$22,380,363	$(829,547)

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 71.

See accompanying notes to the financial statements.	19

International Core Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.1%
Mutual Funds	1.9
Preferred Stocks	0.6
Short-Term Investments	0.5
Futures Contracts	0.3
Forward Currency Contracts	0.0	^
Swap Agreements	0.0	^
Other	0.6

	100.0%

Country Summary*	% of Investments
Japan	25.2%
United Kingdom	23.0
France	10.9
Germany	7.3
Italy	6.9
Spain	5.4
Australia	5.3
Switzerland	3.5
Singapore	2.4
Netherlands	1.8
Belgium	1.5
Denmark	0.9
Canada	0.8
Hong Kong	0.8
Ireland	0.8
New Zealand	0.7
Austria	0.6
Finland	0.6
Sweden	0.6
Norway	0.3
Portugal	0.3
Greece	0.2
Israel	0.2
Malta	0.0	^
United States	0.0	^

	100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	15.3%
Energy	13.6
Telecommunication Services	11.1
Capital Goods	8.1
Food, Beverage & Tobacco	7.1
Banks	7.0
Utilities	6.5
Materials	4.8
Retailing	3.7
Automobiles & Components	3.3
Real Estate	2.9
Insurance	2.8
Food & Staples Retailing	1.9
Transportation	1.7
Software & Services	1.6
Diversified Financials	1.6
Consumer Durables & Apparel	1.4
Technology Hardware & Equipment	1.3
Semiconductors & Semiconductor Equipment	0.9
Consumer Services	0.9
Household & Personal Products	0.7
Media	0.7
Health Care Equipment & Services	0.7
Commercial & Professional Services	0.4

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

20

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.1%

	Australia — 5.8%
340,885	ALS Ltd (Queensland)	2,925,778
6,260,641	Arrium Ltd	4,209,602
221,380	Australia and New Zealand Banking Group Ltd	5,705,397
266,198	BHP Billiton Ltd	8,814,506
1,394,562	Billabong International Ltd	1,952,110
12,927,719	BlueScope Steel Ltd *	4,501,531
208,276	Commonwealth Bank of Australia	11,819,086
164,191	CSL Ltd	7,556,723
29,951	David Jones Ltd	75,322
7,898,745	Dexus Property Group (REIT)	7,817,199
5,648,129	Goodman Fielder Ltd *	3,033,298
1,739,211	Goodman Group (REIT)	7,189,006
2,897,859	GPT Group (REIT)	10,518,166
1,894,481	Investa Office Fund (REIT)	5,554,796
281,741	JB Hi–Fi Ltd	2,666,552
191,548	Macquarie Group Ltd	5,351,917
3,713,295	Mirvac Group (REIT)	5,196,763
2,396,575	Pacific Brands Ltd	1,522,114
1,642,359	Qantas Airways Ltd*	1,962,300
2,292,374	QBE Insurance Group Ltd	30,997,710
1,525,213	Resolute Mining Ltd*	2,362,171
4,096,748	Stockland (REIT)	13,500,483
1,411,332	TABCORP Holdings Ltd	4,266,279
56,854	Tatts Group Ltd	159,994
11,243,349	Telstra Corp Ltd	44,748,801
257,330	Wesfarmers Ltd	9,212,869
1,051,443	Westpac Banking Corp	27,020,978

	Total Australia	230,641,451

	Austria — 0.6%
81,335	Andritz AG	4,189,256
350,501	OMV AG	11,613,412
68,051	Raiffeisen International Bank Holding	2,269,225
187,300	Voestalpine AG	5,363,399

	Total Austria	23,435,292

	Belgium — 1.5%
362,739	Ageas	8,058,492
479,507	Anheuser-Busch InBev NV	40,342,075
268,816	Belgacom SA	7,962,125
80,869	Delhaize Group	3,203,056

	Total Belgium	59,565,748

	Canada — 3.3%
37,900	Alimentation Couche Tard Inc	1,927,777
276,800	BCE Inc	12,304,718
516,100	Canadian Natural Resources Ltd	15,701,586

Shares	Description	Value ($)
	Canada — continued
127,500	Canadian National Railway Co	11,666,751
10,900	Canadian Pacific Railway Ltd	900,971
386,165	Enbridge Inc	15,203,717
830,900	Encana Corp	18,392,329
284,130	First Quantum Minerals Ltd	5,473,628
181,600	Husky Energy Inc	4,802,751
446,700	Manulife Financial Corp	5,002,859
71,655	Methanex Corp	2,135,657
107,700	Metro Inc Class A	6,256,051
832,200	Research In Motion Ltd *	5,546,593
190,458	Royal Bank of Canada	10,659,465
315,600	Sherritt International Corp	1,405,512
536,300	Sun Life Financial Inc	12,518,654

	Total Canada	129,899,019

	Denmark — 0.9%
584	Coloplast A/S	116,488
39,805	GN Store Nord A/S	537,142
214,496	Novo-Nordisk A/S Class B	33,698,999

	Total Denmark	34,352,629

	Finland — 0.5%
228,023	Neste Oil Oyj	2,622,052
44,499	Nokian Renkaat Oyj	1,746,518
5,568,906	Nokia Oyj	15,707,979
85,129	Tieto Oyj	1,457,407

	Total Finland	21,533,956

	France — 10.8%
1,130,062	Air France–KLM *	5,681,670
113,487	Arkema	9,647,721
33,601	Artprice.com *	1,015,912
154,506	AXA	2,227,652
208,553	BNP Paribas	9,026,207
72,659	Essilor International SA	6,336,776
538,169	European Aeronautic Defense and Space Co NV	20,482,836
754,699	France Telecom SA	10,421,605
25,806	Gemalto NV	2,041,876
28,829	L’Oreal SA	3,540,672
221,160	Lagardere SCA	6,206,059
59,630	Pernod-Ricard SA	6,418,070
1,214,129	Peugeot SA *	9,161,900
49,146	Rallye SA	1,475,579
6,100	Remy Cointreau SA	696,176
458,065	Renault SA	21,362,517
59,951	Safran SA	2,096,004
1,589,373	Sanofi	130,010,525
3,141,407	Total SA	156,620,270
893,413	Vivendi SA	17,485,261

See accompanying notes to the financial statements.	21

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	France — continued
66,772	Zodiac Aerospace	6,357,061

	Total France	428,312,349

	Germany — 5.9%
130,780	Adidas AG	10,231,488
147,160	Aurubis AG	7,959,020
109,802	Bayer AG (Registered)	8,503,020
25,018	Beiersdorf AG	1,790,898
25,720	Continental AG	2,551,838
457,729	Deutsche Lufthansa AG (Registered)	5,638,674
62,522	Deutsche Post AG (Registered)	1,212,730
61,194	Duerr AG	4,023,208
3,918,654	E.ON AG	89,931,495
101,396	Fresenius SE & Co KGaA	10,807,081
213,087	GEA Group AG	5,615,442
82,692	Lanxess AG	6,262,565
164,926	Leoni AG	6,166,323
68,795	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	10,166,306
601,527	RWE AG	25,178,777
109,934	Salzgitter AG	4,042,876
354,272	SAP AG	23,276,146
240,292	Suedzucker AG	8,049,140

	Total Germany	231,407,027

	Greece — 0.2%
562,648	Marfin Investment Group SA *	135,143
785,730	OPAP SA	5,469,411
552,247	Public Power Corp SA *	1,828,410

	Total Greece	7,432,964

	Hong Kong — 0.8%
1,771,721	CLP Holdings Ltd	14,777,882
3,038,400	Esprit Holdings Ltd	4,679,129
1,827,000	Melco International Development Ltd	1,487,851
4,760,000	Pacific Basin Shipping Ltd	1,991,187
523,000	Swire Pacific Ltd	6,210,678
1,079,000	Yue Yuen Industrial Holdings	3,138,674

	Total Hong Kong	32,285,401

	Ireland — 0.8%
511,830	C&C Group Plc	2,321,939
717,069	CRH Plc	12,629,370
134,879	DCC Plc	3,522,440
175,454	Kerry Group Plc Class A	8,404,468
86,922	Paddy Power Plc	6,150,431

	Total Ireland	33,028,648

Shares		Description	Value ($)
	Israel — 0.2%
477,923	Africa Israel Investments Ltd *		745,324
50,408	Mellanox Technologies Ltd *		5,918,586
300,215	Partner Communications Co Ltd		1,271,265
1,648	Paz Oil Co Ltd		165,114

	Total Israel		8,100,289

	Italy — 5.0%
154,069	Azimut Holding SPA		1,632,289
16,992,862	Enel SPA		55,902,728
2,989,365	ENI SPA		65,959,527
672,693	Fiat Industrial SPA		6,756,533
310,529	Fiat SPA *		1,687,655
2,413,504	Finmeccanica SPA *		10,689,547
661,475	Impregilo SPA		2,384,203
1,664,952	Intesa Sanpaolo SPA-Di RISP		2,111,334
48,587	Luxottica Group SPA		1,765,615
677,104	Mediolanum SPA		2,644,854
842,733	Pirelli & C SPA		9,253,135
236,951	Recordati SPA		1,698,868
15,854,507	Telecom Italia SPA		14,730,408
13,758,920	Telecom Italia SPA-Di RISP		10,881,128
985,207	Terna SPA		3,419,171
41,665	Tod’s SPA		4,425,166

	Total Italy		195,942,161

	Japan — 23.6%
3,164	Accordia Golf Co Ltd		2,025,318
1,502	Advance Residence Investment Corp (REIT)		3,029,110
172,300	Advantest Corp		2,522,376
1,358,400	Aeon Co Ltd		15,642,880
598,000	Anritsu Corp		7,244,593
244,600	Asahi Breweries Ltd		5,935,870
535,200	Astellas Pharma Inc		26,206,911
101,300	Capcom		2,020,133
237,300	Credit Saison Co Ltd		5,577,146
634,400	Daiei Inc *		1,405,981
2,347,000	Daikyo Inc		5,667,087
302,000	Daito Trust Construction Co Ltd		29,570,353
901,000	Daiwabo Holdings Co Ltd		1,595,335
298,200	Dena Co Ltd		8,310,649
1,359,000	DIC Corp		2,252,386
120,100	East Japan Railway Co		8,062,826
285,100	Eisai Co Ltd		13,044,797
58,600	Fast Retailing Co Ltd		13,717,045
1,175,000	Fuji Electric Co Ltd		2,339,443
654,000	Fuji Heavy Industries Ltd		5,255,828
144,200	Fuji Oil Co Ltd		1,928,560
574,000	Gunze Ltd		1,457,931
488,000	Hanwa Co Ltd		1,653,152

22	See accompanying notes to the financial statements.

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares		Description	Value ($)
	Japan — continued
6,783,873	Haseko Corp *		4,256,752
95,100	Hikari Tsushin Inc		4,768,557
1,019	INPEX Corp		5,829,198
1,542,348	Isuzu Motors Ltd		7,910,811
1,933,900	Itochu Corp		19,724,917
5,200	J Trust Co Ltd		49,441
778,000	Japan Tobacco Inc		23,589,916
500,300	JFE Holdings Inc		6,356,553
620,000	Juki Corp		901,507
5,649,930	JX Holdings Inc		29,417,953
288,420	K’s Holdings Corp		8,238,641
3,811,000	Kajima Corp		10,599,623
94,320	Kakaku.com Inc		3,389,962
298,500	Kao Corp		9,035,469
4,233,000	Kawasaki Kisen Kaisha Ltd *		5,707,977
5,445	KDDI Corp		39,060,698
429,000	Kinugawa Rubber Industrial Co Ltd		2,822,155
1,581,000	Kobe Steel Ltd		1,220,362
161,484	Kohnan Shoji Co Ltd		1,950,940
125,600	Konami Corp		2,901,699
125,000	Lawson Inc		9,585,081
1,390,500	Leopalace21 Corp *		4,523,534
250,000	Look Inc		2,243,944
2,068,000	Marubeni Corp		13,353,859
4,003,000	Mazda Motor Corp *		4,833,386
263,994	Medipal Holdings Corp		3,791,572
50,804	Meiji Holdings Co Ltd		2,372,277
3,300	Misawa Homes Co Ltd		47,386
2,057,000	Mitsubishi Chemical Holdings Corp		8,003,853
1,079,700	Mitsubishi Corp		19,991,554
119,640	Mitsubishi UFJ Lease & Finance Co Ltd		5,172,961
1,530,783	Mitsui Engineer & Shipbuilding Co Ltd		1,690,177
448,600	Mitsui & Co Ltd		6,300,950
1,507,000	Mitsui Mining & Smelting Co Ltd		3,041,983
2,500,000	Mitsui OSK Lines Ltd		6,300,152
10,814,800	Mizuho Financial Group Inc		17,462,338
321,200	Namco Bandai Holdings Inc		5,093,060
512,354	Net One Systems Co Ltd		6,789,944
154,062	Nichii Gakkan Co		1,588,534
309,000	Nikon Corp		8,577,488
65,100	Nintendo Co Ltd		7,342,531
2,975,000	Nippon Light Metal Co Ltd		2,984,186
296,600	Nippon Paper Group Inc		3,519,042
4,321,000	Nippon Steel Corp		8,391,198
936,700	Nippon Telegraph & Telephone Corp		43,433,399
3,009,000	Nippon Yusen Kabushiki Kaisha		6,111,065
369,308	Nipro Corp		2,196,668
112,000	Nitori Holdings Co Ltd		11,230,741
886,000	Nitto Boseki Co Ltd		3,042,690

Shares		Description	Value ($)
	Japan — continued
10,055	NTT Docomo Inc		17,129,654
1,849,000	Obayashi Corp		8,060,547
1,148,000	Oki Electric Industry Co Ltd *		1,344,581
106,300	Ono Pharmaceutical Co Ltd		6,616,187
1,806,500	Penta Ocean Construction Co Ltd		4,227,968
138,840	Point Inc		4,986,572
6,257,400	Resona Holdings Inc		24,493,037
569,000	Ricoh Company Ltd		4,502,284
752,100	Round One Corp		3,677,272
111,500	Ryohin Keikaku Co Ltd		6,873,206
190,300	Sankyo Co Ltd		8,813,383
86,000	Sanrio Co Ltd		2,972,553
365,997	Sapporo Hokuyo Holdings Inc		938,498
326,700	Seven & I Holdings Co Ltd		9,940,949
375,000	Shinko Electric Industries Co Ltd		2,471,960
188,600	SoftBank Corp		7,713,099
4,405,500	Sojitz Corp		5,925,640
1,916,420	Sumitomo Light Metal Industries Ltd		1,695,730
53,900	Sumitomo Mitsui Construction Co Ltd *		33,221
2,041,900	Sumitomo Corp		27,179,428
341,000	Sumitomo Mitsui Financial Group Inc		10,620,734
1,107,000	SxL Corp *		2,029,826
6,138,000	Taiheiyo Cement Co Ltd		13,293,039
3,890,000	Taisei Corp		10,617,681
23,200	Taisho Pharmaceutical Holdings Co Ltd		1,877,321
365,200	Taiyo Yuden Co Ltd		3,192,762
1,113,900	Takeda Pharmaceutical Co Ltd		52,368,358
678,700	Tokyo Electric Power Co Inc (The) *		1,136,897
2,044,000	Tokyo Tatemono Co Ltd *		6,811,739
356,000	TonenGeneral Sekiyu KK		3,016,138
45,000	Tosoh Corp		95,249
919,800	Toyota Motor Corp		36,575,942
764,400	Toyota Tsusho Corp		15,669,666
313,000	Tsugami Corp		2,378,625
111,465	Unicharm Corp		6,493,115
2,011,645	Unitika Ltd *		1,004,298
844,100	UNY Co Ltd		7,030,153
57,640	USS Co Ltd		6,215,320
1,015	Wacom Co Ltd		2,295,824
89,600	West Japan Railway Co		3,927,906
440,970	Yamada Denki Co Ltd		21,288,205

	Total Japan		930,748,961

	Malta — 0.0%
15,998,662	BGP Holdings Plc *		—

See accompanying notes to the financial statements.	23

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares		Description	Value ($)
	Netherlands — 1.8%
1,721,336	Aegon NV		8,835,862
413,460	ASML Holding NV		23,462,265
216,275	CSM NV		3,649,599
14,021	Delta Lloyd NV		193,514
1,853,217	ING Groep NV *		14,129,355
961,068	Koninklijke BAM Groep NV		2,745,875
899,319	SNS REAAL NV *		1,296,584
351,312	Unilever NV		12,252,110
17,212	Vopak		1,104,421
71,275	Wereldhave NV (REIT)		3,662,314

	Total Netherlands		71,331,899

	New Zealand — 0.7%
1,537,087	Chorus Ltd *		4,165,718
1,107,126	Fletcher Building Ltd		5,929,237
8,227,897	Telecom Corp of New Zealand		16,287,151

	Total New Zealand		26,382,106

	Norway — 0.2%
149,095	Aker Solutions ASA		2,715,702
234,884	TGS Nopec Geophysical Co ASA		6,873,441

	Total Norway		9,589,143

	Portugal — 0.3%
3,510,392	EDP - Energias de Portugal SA		8,563,387
163,821	Jeronimo Martins SGPS SA		2,739,127

	Total Portugal		11,302,514

	Singapore — 1.8%
2,820,000	Ezra Holdings Ltd *		2,438,125
35,129,000	Golden Agri-Resources Ltd		20,060,589
2,721,000	Jaya Holdings Ltd *		1,203,188
1,233,000	LionGold Corp Ltd *		1,227,251
687,200	MobileOne Ltd		1,411,802
1,206,000	Singapore Exchange Ltd		6,826,408
2,118,000	Singapore Press Holdings Ltd		6,746,852
9,882,000	Singapore Telecommunications		26,891,867
1,209,000	Straits Asia Resources Ltd		1,818,499
238,000	Venture Corp Ltd		1,484,986
2,453,000	Yangzijiang Shipbuilding Holdings Ltd		1,943,939

	Total Singapore		72,053,506

	Spain — 5.4%
197,307	Abengoa SA		3,406,751
2,239,766	Banco Bilbao Vizcaya Argentaria SA		17,037,327
8,606,082	Banco Santander SA		61,239,501
815,793	Distribuidora Internacional de Alimentacion SA		4,326,711
131,642	Fomento de Construcciones y Contratas SA		1,652,714

Shares		Description	Value ($)
	Spain — continued
1,191,633	Gas Natural SDG SA		14,682,461
346,426	Grifols SA *		9,749,531
4,739,560	Iberdrola SA		18,771,052
97,417	Inditex SA		10,818,876
14,533	Indra Sistemas SA		138,957
740,681	Repsol YPF SA		13,602,506
4,574,035	Telefonica SA		57,805,362

	Total Spain		213,231,749

	Sweden — 0.6%
345,066	Boliden AB		5,054,384
381,399	Investor AB B Shares		7,893,822
142,630	NCC Class B		2,601,674
81,356	Svenska Handelsbanken AB Class A		2,831,156
277,772	Swedbank AB Class A		4,851,320

	Total Sweden		23,232,356

	Switzerland — 3.5%
624,914	Nestle SA (Registered)		38,821,914
776,131	Novartis AG (Registered)		45,768,928
226,217	Roche Holding AG (Non Voting)		41,124,802
82,290	Swiss Re AG		5,149,875
24,391	Zurich Financial Services AG *		5,854,273

	Total Switzerland		136,719,792

	United Kingdom — 21.9%
1,875,483	3i Group Plc		6,128,203
773,424	Aberdeen Asset Management Plc		3,424,685
190,702	Aegis Group Plc		718,773
320,840	Aggreko Plc		12,009,926
2,435,414	AstraZeneca Plc		113,920,767
1,051,213	Aviva Plc		5,448,328
85,077	Babcock International Group Plc		1,264,046
6,576,149	BAE Systems Plc		33,246,358
12,895,715	Barclays Plc		37,530,834
257,747	BBA Aviation Plc		777,650
11,010,832	BP Plc		77,235,729
668,165	British American Tobacco Plc		35,017,867
6,247,596	BT Group Plc		21,580,908
263,077	Bunzl Plc		4,694,771
30,941	Croda International Plc		1,156,423
2,190,005	Darty Plc		1,609,406
1,482,490	Diageo Plc		40,523,029
12,166,052	Dixons Retail Plc *		3,383,427
926,791	Drax Group Plc		6,853,616
13,276	easyJet Plc		111,929
269,788	Fenner Plc		1,486,086
1,300,170	FirstGroup Plc		5,055,690
99	Game Group Plc * (a) (b)		—

24	See accompanying notes to the financial statements.

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
3,790,348	GlaxoSmithKline Plc	85,912,633
4,365,563	Home Retail Group Plc	6,496,490
306,186	IMI Plc	4,179,654
64,004	InterContinental Hotels Group Plc	1,632,051
21,943	Intertek Group Plc	980,762
2,826,005	ITV Plc	3,733,235
294,732	Lancashire Holdings Ltd	3,747,040
35,314,125	Lloyds Banking Group Plc *	18,635,870
5,976	Micro Focus International Plc	51,469
418,271	Next Plc	23,735,012
409,592	Playtech Ltd	2,513,805
721,496	Premier Foods Plc *	672,338
472,249	Prudential Plc	5,899,257
48,171	Randgold Resources Ltd	4,935,145
885,185	Rio Tinto Plc	38,646,487
523,279	Rockhopper Exploration Plc *	1,425,550
1,534,850	Rolls-Royce Holdings Plc *	19,995,791
1,081,406	Royal Bank of Scotland Group Plc *	3,885,170
603,238	Royal Dutch Shell Group Class A (Amsterdam)	21,100,914
563,317	Royal Dutch Shell Plc A Shares (London)	19,707,303
1,174,274	Royal Dutch Shell Plc B Shares (London)	42,363,864
222,674	SABMiller Plc	9,824,384
320,677	Scottish & Southern Energy Plc	6,970,141
189,348	Shire Plc	5,732,220
226,514	Spectris Plc	6,211,966
560,328	Tate & Lyle Plc	5,838,782
134,632	Telecity Group Plc	1,859,210
3,542,796	Thomas Cook Group Plc *	917,665
874,272	Trinity Mirror Plc *	552,192
465,040	Tullett Prebon Plc	2,140,708
23,498,176	Vodafone Group Plc	67,767,638
95,095	Weir Group Plc (The)	2,463,586
444,390	WH Smith Plc	4,233,962
1,770,327	William Hill Plc	8,431,565
273,019	Wolseley Plc	11,012,497
645,300	WPP Plc	8,360,851

	Total United Kingdom	865,745,658

	TOTAL COMMON STOCKS (COST $3,951,608,198)	3,796,274,618

	PREFERRED STOCKS — 0.6%

	Germany — 0.6%
103,083	Henkel AG & Co KGaA 1.33%	7,776,078
346,290	Porsche Automobil Holding SE 1.84%	17,862,323

	Total Germany	25,638,401

	TOTAL PREFERRED STOCKS (COST $24,730,085)	25,638,401

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 1.9%

		United States — 1.9%
		Affiliated Issuers
	2,924,682	GMO U.S. Treasury Fund	73,117,056

		TOTAL MUTUAL FUNDS (COST $73,132,048)	73,117,056

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
CAD	93,929	Bank of America (Charlotte) Time Deposit, 0.19%, due 09/03/12	95,287
CHF	9,748	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	10,210
DKK	60,384	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.49)%, due 09/03/12	10,193
EUR	13,273	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.04)%, due 09/03/12	16,695
HKD	143,549	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	18,508
NOK	62,091	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.50%, due 09/03/12	10,714
NZD	62,169	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.65%, due 09/03/12	49,947
SEK	66,975	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 09/03/12	10,114
SGD	12,532	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	10,053
JPY	3,757,320	Citibank (New York) Time Deposit, 0.01%, due 09/03/12	47,989
USD	9,844,988	Citibank (New York) Time Deposit, 0.07%, due 09/03/12	9,844,988
AUD	971,162	JPMorgan Chase (New York) Time Deposit, 2.65%, due 09/03/12	1,003,355
GBP	1,565,728	JPMorgan Chase (New York) Time Deposit, 0.05%, due 09/03/12	2,486,141
USD	5,512,895	Royal Bank of Scotland (London) Time Deposit, 0.07%, due 09/03/12	5,512,895

		Total Time Deposits	19,127,089

		TOTAL SHORT-TERM INVESTMENTS (COST $19,127,089)	19,127,089

		TOTAL INVESTMENTS — 99.1% (Cost $4,068,597,420)	3,914,157,164
		Other Assets and Liabilities (net) — 0.9%	34,579,189

		TOTAL NET ASSETS — 100.0%	$3,948,736,353

See accompanying notes to the financial statements.	25

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/19/12	Bank of America, N.A.	GBP	11,797,412	$18,729,678	$121,915
10/19/12	Bank of New York Mellon	GBP	17,876,578	28,381,017	187,329
10/19/12	Barclays Bank PLC	GBP	16,573,977	26,312,996	170,862
10/19/12	Brown Brothers Harriman & Co.	GBP	16,512,165	26,214,862	201,597
10/19/12	Deutsche Bank AG	GBP	14,697,355	23,333,653	164,890
10/19/12	JPMorgan Chase Bank, N.A.	GBP	10,773,188	17,103,611	119,960
10/19/12	Morgan Stanley & Co. International PLC	GBP	3,074,371	4,880,899	24,066
10/19/12	Royal Bank of Scotland PLC	GBP	5,289,769	8,398,085	59,891
10/19/12	State Street Bank and Trust Company	GBP	5,289,769	8,398,085	53,527
10/19/12	Barclays Bank PLC	HKD	192,964,337	24,881,952	1,723
10/19/12	Brown Brothers Harriman & Co.	HKD	191,759,640	24,726,611	2,254
10/19/12	JPMorgan Chase Bank, N.A.	HKD	60,254,935	7,769,624	592
10/19/12	Morgan Stanley & Co. International PLC	HKD	184,129,190	23,742,696	2,593
10/19/12	State Street Bank and Trust Company	HKD	145,702,793	18,787,771	1,083
10/19/12	Bank of New York Mellon	SEK	40,268,668	6,070,154	19,947
10/19/12	Barclays Bank PLC	SEK	62,258,813	9,384,979	36,359
10/19/12	Deutsche Bank AG	SEK	88,995,030	13,415,233	37,832
10/19/12	JPMorgan Chase Bank, N.A.	SEK	94,627,767	14,264,319	55,359
10/19/12	Royal Bank of Scotland PLC	SEK	48,779,995	7,353,163	23,919
10/19/12	Bank of America, N.A.	SGD	58,447,243	46,888,256	98,645
10/19/12	Bank of New York Mellon	SGD	14,822,079	11,890,748	23,021
10/19/12	Barclays Bank PLC	SGD	21,021,261	16,863,931	32,582
10/19/12	Morgan Stanley & Co. International PLC	SGD	19,020,196	15,258,612	35,758
10/19/12	State Street Bank and Trust Company	SGD	14,692,589	11,786,867	21,689

				$414,837,802	$1,497,393

Sales #
10/19/12	Bank of New York Mellon	AUD	11,349,970	$11,677,705	$192,434
10/19/12	Barclays Bank PLC	AUD	5,052,495	5,198,388	86,067
10/19/12	Brown Brothers Harriman & Co.	AUD	12,751,155	13,119,349	213,577
10/19/12	Bank of America, N.A.	CAD	9,798,255	9,930,489	2,144
10/19/12	Bank of New York Mellon	CAD	15,101,639	15,305,446	993
10/19/12	Barclays Bank PLC	CAD	12,307,889	12,473,993	683
10/19/12	Brown Brothers Harriman & Co.	CAD	15,803,254	16,016,530	(5,614)
10/19/12	Deutsche Bank AG	CAD	4,522,822	4,583,861	204
10/19/12	Morgan Stanley & Co. International PLC	CAD	12,007,266	12,169,313	3,134
10/19/12	Royal Bank of Scotland PLC	CAD	15,935,808	16,150,873	(8,916)
10/19/12	State Street Bank and Trust Company	CAD	12,209,376	12,374,150	14,490
10/19/12	Bank of America, N.A.	EUR	9,427,569	11,863,711	(106,967)
10/19/12	Deutsche Bank AG	EUR	13,376,321	16,832,845	(160,063)
10/19/12	Morgan Stanley & Co. International PLC	EUR	15,038,461	18,924,492	(140,702)
10/19/12	Royal Bank of Scotland PLC	EUR	24,908,163	31,344,586	(347,722)
10/19/12	Bank of America, N.A.	JPY	1,811,172,000	23,141,041	(329,880)
10/19/12	Brown Brothers Harriman & Co.	JPY	410,698,269	5,247,423	(80,302)
10/19/12	Deutsche Bank AG	JPY	1,715,760,884	21,921,989	(313,863)
10/19/12	JPMorgan Chase Bank, N.A.	JPY	3,203,470,130	40,930,201	(606,068)
10/19/12	Morgan Stanley & Co. International PLC	JPY	946,849,710	12,097,740	(174,933)

				$311,304,125	$(1,761,304)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

26	See accompanying notes to the financial statements.

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date		Value	Net Unrealized Appreciation (Depreciation)
Buys
140			DAX	September 2012	$30,612,568	$3,240,115
426			FTSE 100	September 2012	38,566,864	1,063,905
790			FTSE/MIB	September 2012	74,849,740	9,599,844
395			MSCI Singapore	September 2012	22,037,279	(41,156)
645			TOPIX	September 2012	60,147,227	3,088,159

					$226,213,678	$16,950,867

Sales
724			S&P Toronto 60	September 2012	$100,284,007	$(4,786,267)
208			SPI 200	September 2012	23,256,973	(1,353,781)

					$123,540,980	$(6,140,048)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty		Fund Pays		Fund (Pays)/Receives		Net Unrealized Appreciation/ (Depreciation)
331,460	EUR	11/27/2012		Goldman Sachs International		1 Month Euribor Floating Rate minus 10%		Total Return on Dexia SA	$(36,701)

								Premiums to (Pay) Receive	$—

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	Bankrupt issuer.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 71.

See accompanying notes to the financial statements.	27

International Growth Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.0%
Mutual Funds	2.3
Preferred Stocks	0.6
Short-Term Investments	0.5
Futures Contracts	0.2
Forward Currency Contracts	0.0	^
Rights/Warrants	0.0	^
Other	0.4

	100.0%

Country Summary*	% of Investments
United Kingdom	25.1%
Japan	23.1
Switzerland	10.5
Germany	9.3
France	6.3
Denmark	3.4
Australia	3.3
Sweden	3.0
Hong Kong	2.8
Netherlands	2.6
Singapore	2.4
Belgium	2.1
Canada	1.9
Spain	1.4
Ireland	1.2
Norway	0.6
Finland	0.5
Italy	0.4
New Zealand	0.1
Austria	0.0	^
Israel	0.0	^

	100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	18.0%
Food, Beverage & Tobacco	15.2
Capital Goods	7.3
Materials	5.5
Telecommunication Services	4.8
Retailing	4.7
Transportation	4.1
Software & Services	3.8
Food & Staples Retailing	3.7
Automobiles & Components	3.3
Banks	3.2
Energy	3.2
Utilities	2.9
Household & Personal Products	2.6
Commercial & Professional Services	2.3
Insurance	2.3
Technology Hardware & Equipment	2.2
Health Care Equipment & Services	2.1
Media	2.1
Consumer Services	1.8
Consumer Durables & Apparel	1.6
Diversified Financials	1.4
Real Estate	1.0
Semiconductors & Semiconductor Equipment	0.9

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

28

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.0%

	Australia — 3.7%
166,432	AGL Energy Ltd	2,614,488
211,310	ALS Ltd (Queensland)	1,813,650
123,359	Australia and New Zealand Banking Group Ltd	3,179,203
2,664,518	BlueScope Steel Ltd *	927,806
220,116	Coca Cola Amatil Ltd	3,118,198
23,886	Cochlear Ltd	1,669,321
420,392	CSL Ltd	19,348,111
196,945	Fortescue Metals Group Ltd	728,021
593,235	Qantas Airways Ltd *	708,801
3,562,640	Telstra Corp Ltd	14,179,393
254,618	Wesfarmers Ltd	9,115,775
878,284	Woolworths Ltd	26,938,098

	Total Australia	84,340,865

	Austria — 0.0%
946,419	Immofinanz AG (Entitlement Shares) *	—

	Belgium — 2.1%
79,986	Ageas	1,776,943
402,633	Anheuser-Busch InBev NV	33,874,481
46,135	Bekaert NV	1,202,428
85,738	Colruyt SA	4,068,673
62,325	Mobistar SA	1,971,735
37,215	UCB SA	1,823,492
55,799	Umicore SA	2,643,868

	Total Belgium	47,361,620

	Canada — 3.5%
121,200	BCE Inc	5,387,760
319,400	Canadian National Railway Co	29,226,355
81,400	Canadian Pacific Railway Ltd	6,728,351
399,700	Enbridge Inc	15,736,604
45,100	IGM Financial Inc	1,734,457
38,000	Metro Inc Class A	2,207,334
102,900	Rogers Communications Inc Class B	4,151,492
176,400	Royal Bank of Canada	9,872,674
48,000	Saputo Inc	2,023,718
32,496	Valeant Pharmaceuticals International Inc *	1,663,782

	Total Canada	78,732,527

	Denmark — 3.4%
20,737	Coloplast A/S	4,136,331
444,556	Novo-Nordisk A/S Class B	69,843,224
124,711	Novozymes A/S B Shares	3,452,449

	Total Denmark	77,432,004

Shares	Description	Value ($)

	Finland — 0.5%
173,590	Fortum Oyj	3,203,158
67,155	Kone Oyj Class B	4,103,162
93,690	Neste Oil Oyj	1,077,348
68,149	Wartsila Oyj	2,189,044

	Total Finland	10,572,712

	France — 5.4%
122,603	Air France–KLM *	616,417
1,044,529	Alcatel-Lucent *	1,185,506
22,163	Arkema	1,884,114
57,627	Bureau Veritas SA	5,310,914
286,451	Carrefour SA	5,994,546
27,049	Casino Guichard-Perrachon SA	2,397,570
30,836	Compagnie de Saint-Gobain	1,056,075
65,292	Danone SA	4,065,087
65,388	Dassault Systemes SA	6,339,581
131,442	Essilor International SA	11,463,391
263,887	European Aeronautic Defense and Space Co NV	10,043,600
98,990	Eutelsat Communications	3,040,484
55,860	Gemalto NV	4,419,870
16,626	ICADE (REIT)	1,262,021
27,345	Iliad SA	4,328,423
80,140	L’Oreal SA	9,842,500
20,484	Neopost SA	1,092,736
47,025	Pernod-Ricard SA	5,061,374
54,394	Publicis Groupe SA	2,819,705
24,704	Remy Cointreau SA	2,819,397
51,502	Renault SA	2,401,870
142,993	Sanofi	11,696,811
181,591	SES SA Class A FDR	4,668,671
31,246	Sodexo	2,468,579
85,490	Suez Environnement SA	957,215
17,222	Technip SA	1,809,745
160,767	Total SA	8,015,316
23,708	Wendel	1,781,626
42,564	Zodiac Aerospace	4,052,326

	Total France	122,895,470

	Germany — 5.9%
38,986	Adidas AG	3,050,044
45,398	Aurubis AG	2,455,311
44,389	BASF AG	3,445,257
25,711	Bayerische Motoren Werke AG	1,859,332
131,021	Bayer AG (Registered)	10,146,210
62,163	Beiersdorf AG	4,449,899
25,489	Bilfinger & Berger SE	2,139,339
27,682	Continental AG	2,746,500
154,654	Deutsche Lufthansa AG (Registered)	1,905,152

See accompanying notes to the financial statements.	29

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
245,651	Deutsche Post AG (Registered)	4,764,854
30,100	Duerr AG	1,978,928
27,021	Fielmann AG	2,453,106
231,821	Freenet AG	3,550,294
28,780	Fresenius SE & Co KGaA	3,067,456
98,630	GEA Group AG	2,599,178
51,531	Hannover Rueckversicherung AG (Registered)	3,142,863
52,395	HeidelbergCement AG	2,639,987
40,224	Henkel AG & Co KGaA	2,495,096
26,570	Hugo Boss AG	2,453,940
36,268	Kabel Deutschland Holding AG *	2,399,826
31,214	Lanxess AG	2,363,950
24,802	Leoni AG	927,308
21,280	Merck KGaA	2,431,044
97,800	Metro AG	2,941,605
32,739	MTU Aero Engines Holding AG	2,493,708
59,578	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	8,804,247
572,068	SAP AG	37,585,636
1	SGL Carbon SE	39
35,765	Software AG	1,233,266
61,682	Stada Arzneimittel AG	1,732,931
117,328	Suedzucker AG	3,930,175
154,886	ThyssenKrupp AG	3,079,154
180,630	TUI AG *	1,411,811
13,894	Volkswagen AG	2,257,820
11,805	Wacker Chemie AG	757,633

	Total Germany	135,692,899

	Hong Kong — 2.8%
384,500	AAC Technologies Holdings Inc	1,315,789
884,500	BOC Hong Kong Holdings Ltd	2,812,620
383,000	Cheung Kong Infrastructure Holdings Ltd	2,312,732
1,077,500	CLP Holdings Ltd	8,987,401
552,974	Esprit Holdings Ltd	851,579
777,000	Galaxy Entertainment Group Ltd *	2,216,061
249,000	Hang Seng Bank Ltd	3,552,471
5,321,111	Hong Kong & China Gas	12,518,918
14,400	Hong Kong Aircraft Engineering Co Ltd	192,657
174,200	Hong Kong Exchanges & Clearing Ltd	2,327,195
34,800	Jardine Matheson Holdings Ltd	1,875,554
1,057,353	Link (REIT)	4,716,500
1,360,000	Li & Fung Ltd	2,214,986
965,500	Power Assets Holdings Ltd	7,833,950
1,444,800	Sands China Ltd	5,144,310
247,000	Sun Hung Kai Properties Ltd	3,215,111
2,294,000	Xinyi Glass Holdings Ltd	1,055,364

	Total Hong Kong	63,143,198

Shares	Description	Value ($)

	Ireland — 1.2%
239,705	CRH Plc	4,221,802
85,732	DCC Plc	2,238,939
339,197	Elan Corp Plc *	3,858,989
166,731	Kerry Group Plc Class A	7,986,625
136,731	Paddy Power Plc	9,674,818

	Total Ireland	27,981,173

	Israel — 0.0%
7,143	Mellanox Technologies Ltd *	838,686

	Italy — 0.3%
308,522	Assicurazioni Generali SPA	4,389,960
152,046	Atlantia SPA	2,132,451
231,891	Fiat SPA *	1,260,275

	Total Italy	7,782,686

	Japan — 22.4%
37,200	ABC-Mart Inc	1,558,722
83,300	Advantest Corp	1,219,465
278,000	Aeon Co Ltd	3,201,355
241,000	Ajinomoto Co Inc	3,676,842
145,000	Anritsu Corp	1,756,632
227,100	Asahi Breweries Ltd	5,511,186
260,600	Astellas Pharma Inc	12,760,689
436,650	Canon Inc	14,554,532
582	Central Japan Railway Co	5,073,499
99,000	Chiyoda Corp	1,311,409
208,900	Chugai Pharmaceutical Co Ltd	4,171,988
95,100	Credit Saison Co Ltd	2,235,089
223,000	Daihatsu Motor Co Ltd	3,659,323
100,700	Daito Trust Construction Co Ltd	9,860,048
104,100	Dena Co Ltd	2,901,202
836,000	DIC Corp	1,385,574
87,400	East Japan Railway Co	5,867,536
158,200	Eisai Co Ltd	7,238,467
36,500	Fanuc Ltd	5,997,362
48,600	Fast Retailing Co Ltd	11,376,252
309,000	Fuji Heavy Industries Ltd	2,483,258
89,400	Gree Inc	1,490,264
212,000	Hankyu Hanshin Holdings Inc	1,207,369
1,336,500	Haseko Corp *	838,628
253,000	Hino Motors Ltd	1,754,709
16,600	Hirose Electric Co Ltd	1,728,274
123,800	Hisamitsu Pharmaceutical Co Inc	6,607,217
162,000	Honda Motor Co Ltd	5,161,374
281,200	Hoya Corp	6,370,363
10,600	Idemitsu Kosan Co Ltd	854,617
645,000	IHI Corp	1,391,263
861	INPEX Corp	4,925,357

30	See accompanying notes to the financial statements.

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
225,500	Isetan Mitsukoshi Holdings Ltd	2,359,407
807,000	Isuzu Motors Ltd	4,139,159
1,002,800	Itochu Corp	10,228,113
78,300	Ito En Ltd	1,560,035
84,800	Izumi Co Ltd	1,643,753
525,100	Japan Tobacco Inc	15,921,677
227,900	JFE Holdings Inc	2,895,580
84,000	JGC Corp	2,601,903
76,600	K’s Holdings Corp	2,188,059
54,529	Kakaku.com Inc	1,959,831
347,800	Kao Corp	10,527,759
2,001	KDDI Corp	14,354,537
495,000	Keio Corp	3,885,341
33,693	Keyence Corp	8,909,961
988,000	Kintetsu Corp	4,073,137
1,330,000	Kobe Steel Ltd	1,026,617
166,600	Komatsu Ltd	3,304,737
98,400	Konami Corp	2,273,306
160,000	Kubota Corp	1,546,185
98,400	Lawson Inc	7,545,376
571,900	Leopalace21 Corp *	1,860,488
45,100	Makita Corp	1,551,191
934,000	Marubeni Corp	6,031,192
2,123,000	Mazda Motor Corp *	2,563,397
237,100	Medipal Holdings Corp	3,405,311
314,900	Mitsubishi Corp	5,830,639
584,000	Mitsui Engineer & Shipbuilding Co Ltd	644,809
2,482,700	Mizuho Financial Group Inc	4,008,742
172,700	Namco Bandai Holdings Inc	2,738,392
1,001,000	NEC Corp *	1,436,703
102,000	Net One Systems Co Ltd	1,351,750
36,300	Nidec Corp	2,872,179
193,800	Nikon Corp	5,379,668
62,800	Nintendo Co Ltd	7,083,118
86,700	Nippon Telegraph & Telephone Corp	4,020,151
125,600	Nissan Motor Co Ltd	1,177,879
70,750	Nitori Holdings Co Ltd	7,094,419
60,900	Nitto Denko Corp	2,825,911
132,800	Nomura Research Institute Ltd	2,785,550
4,998	NTT Docomo Inc	8,514,571
625,000	Odakyu Electric Railway Co Ltd	6,646,377
536,000	OJI Paper Co Ltd	1,683,975
48,900	Ono Pharmaceutical Co Ltd	3,043,571
17,100	Oracle Corp	829,002
58,100	Oriental Land Co Ltd	7,842,678
133,200	Otsuka Holdings Co Ltd	4,070,685
164,900	Panasonic Corp	1,127,227
18,570	Point Inc	666,959
251,500	Rakuten Inc	2,431,564

Shares	Description	Value ($)

	Japan — continued
702,400	Resona Holdings Inc	2,749,370
178,000	Ricoh Company Ltd	1,408,448
32,800	Sankyo Co Ltd	1,519,070
61,500	Sanrio Co Ltd	2,125,721
96,700	Santen Pharmaceutical Co Ltd	4,236,023
19,600	Sawai Pharmaceuticals Co Ltd	2,291,710
43,000	Secom Co Ltd	2,180,922
80,300	Sega Sammy Holdings Inc	1,671,280
141,200	Seven & I Holdings Co Ltd	4,296,486
639,900	Seven Bank Ltd	1,769,022
36,700	Shimamura Co Ltd	4,365,032
67,600	Shimano Inc	4,901,825
335,000	Shimizu Corp	1,074,562
98,000	Shin-Etsu Chemical Co Ltd	5,262,608
168,800	Shiseido Co Ltd	2,411,205
184,000	Shizuoka Bank Ltd (The)	1,915,048
17,500	SMC Corp	2,759,963
231,500	SoftBank Corp	9,467,563
115,600	Stanley Electric Co Ltd	1,717,210
199,600	Sumitomo Rubber Industries	2,446,764
189,200	Sumitomo Corp	2,518,413
115,000	Sumitomo Metal Mining Co Ltd	1,193,996
173,700	Sumitomo Mitsui Financial Group Inc	5,410,034
30,100	Suzuken Co Ltd	1,022,420
68,600	Sysmex Corp	3,154,279
191,900	Takeda Pharmaceutical Co Ltd	9,021,894
137,700	Terumo Corp	6,125,502
714,000	Tobu Railway Co Ltd	3,977,136
619,000	Tokyu Corp	3,048,930
612,000	Toray Industries Inc	3,753,155
377,000	Toshiba Corp	1,211,407
700,200	Toyota Motor Corp	27,843,525
144,100	Toyota Tsusho Corp	2,953,949
97,000	Toyo Suisan Kaisha Ltd	2,411,921
141,800	Trend Micro Inc	3,954,398
104,600	Tsumura & Co	3,236,279
111,400	Unicharm Corp	6,489,329
32,670	USS Co Ltd	3,522,805
76,300	West Japan Railway Co	3,344,857
16,229	Yahoo Japan Corp	5,602,367
80,220	Yamada Denki Co Ltd	3,872,689
55,800	Yamato Kogyo Co Ltd	1,678,858

	Total Japan	510,510,411

	Netherlands — 2.6%
322,023	ASML Holding NV	18,273,567
369,500	Koninklijke Ahold NV	4,569,797
621,552	Koninklijke KPN NV	5,330,055
36,436	Randstad Holdings NV	1,186,055

See accompanying notes to the financial statements.	31

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
162,755	Reed Elsevier NV	2,125,727
743,002	Unilever NV	25,912,414
30,135	Vopak	1,933,636

	Total Netherlands	59,331,251

	New Zealand — 0.1%
1,524,953	Telecom Corp of New Zealand Ltd	3,018,650

	Norway — 0.6%
1,190,503	Marine Harvest ASA *	922,893
90,443	Seadrill Ltd	3,712,163
63,515	Statoil ASA	1,624,045
112,916	Telenor ASA	2,064,422
37,987	TGS Nopec Geophysical Co ASA	1,111,619
70,811	Yara International ASA	3,462,133

	Total Norway	12,897,275

	Singapore — 2.4%
1,408,000	Ezra Holdings Ltd *	1,217,333
8,944,000	Golden Agri-Resources Ltd	5,107,516
1,229,000	Hyflux Ltd	1,344,472
301,900	Keppel Corp Ltd	2,714,304
1,562,000	Noble Group Ltd	1,508,328
970,000	SATS Ltd	2,031,011
800,000	SembCorp Industries Ltd	3,633,897
710,000	Singapore Exchange Ltd	4,018,864
1,901,000	Singapore Press Holdings Ltd	6,055,602
2,065,000	Singapore Technologies Engineering Ltd	5,655,128
3,932,500	Singapore Telecommunications	10,701,505
1,366,000	SMRT Corp Ltd	1,820,846
1,086,000	StarHub Ltd	3,149,769
537,000	Straits Asia Resources Ltd	807,720
116,000	United Overseas Bank Ltd	1,779,694
403,000	Wilmar International Ltd	1,015,500
1,833,000	Yangzijiang Shipbuilding Holdings Ltd	1,452,605
896,000	Yanlord Land Group Ltd *	839,754

	Total Singapore	54,853,848

	Spain — 1.4%
122,401	Enagas	2,270,706
1,045,006	Iberdrola SA	4,138,752
136,870	Inditex SA	15,200,423
67,033	Red Electrica de Espana	2,900,039
399,979	Repsol YPF SA	7,345,560

	Total Spain	31,855,480

	Sweden — 3.0%
128,943	Assa Abloy AB Class B	3,936,352
68,588	Atlas Copco AB	1,355,669

Shares	Description	Value ($)

	Sweden — continued
122,171	Atlas Copco AB Class A	2,727,620
52,028	Electrolux AB Class B	1,257,279
64,874	Elekta AB Class B	3,302,885
79,080	Getinge AB Class B	2,353,918
588,574	Hennes & Mauritz AB Class B	21,263,988
103,696	Investor AB B Shares	2,146,198
143,290	Kinnevik Investment AB	2,897,496
100,389	Lundin Petroleum AB *	2,261,456
45,232	Millicom International Cellular SA SDR	3,891,297
180,857	Scania AB Class B	3,106,515
207,460	Svenska Handelsbanken AB Class A	7,219,523
302,892	Swedbank AB Class A	5,290,043
84,961	Swedish Match AB	3,528,252
108,624	Volvo AB Class B	1,373,407

	Total Sweden	67,911,898

	Switzerland — 10.4%
75,108	Actelion Ltd (Registered) *	3,543,469
45,814	Compagnie Financiere Richemont SA Class A	2,802,806
20,356	Geberit AG (Registered) *	4,285,530
11,959	Kuehne & Nagel International AG (Registered)	1,359,187
1,038,425	Nestle SA (Registered)	64,510,710
275,995	Novartis AG (Registered)	16,275,597
2,276	Partners Group Holding AG	437,984
656,300	Roche Holding AG (Non Voting)	119,311,138
2,563	SGS SA (Registered)	5,163,494
14,747	Sonova Holding AG (Registered) *	1,365,157
5,933	Straumann Holding AG	704,799
3,891	Swatch Group AG	1,589,639
86,409	Swiss Re AG	5,407,651
5,460	Swisscom AG (Registered)	2,190,339
9,200	Syngenta AG (Registered)	3,106,163
21,317	Zurich Financial Services AG *	5,116,458

	Total Switzerland	237,170,121

	United Kingdom — 24.3%
742,390	Aberdeen Asset Management Plc	3,287,268
241,370	Admiral Group Plc	4,541,576
487,276	Aegis Group Plc	1,836,586
353,323	Aggreko Plc	13,225,854
174,956	AMEC Plc	3,076,598
157,617	Anglo American Plc	4,377,088
454,645	Ashmore Group Plc	2,371,379
109,106	Ashtead Group Plc	489,299
48,479	ASOS Plc *	1,409,761
95,249	Associated British Foods Plc	2,001,240
272,448	AstraZeneca Plc	12,744,234

32	See accompanying notes to the financial statements.

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
207,287	Babcock International Group Plc	3,079,801
388,955	BAE Systems Plc	1,966,400
415,363	Balfour Beatty Plc	1,848,429
384,343	BG Group Plc	7,859,924
261,854	BHP Billiton Plc	7,663,489
1,306,767	British American Tobacco Plc	68,486,366
463,759	British Sky Broadcasting Group Plc	5,610,322
1,482,555	BT Group Plc	5,121,151
420,497	Bunzl Plc	7,504,028
213,107	Burberry Group Plc	4,581,320
357,092	Capita Group Plc	4,091,873
221,681	Chemring Group Plc	1,158,977
1,314,077	Cobham Plc	4,570,720
159,546	Compass Group Plc	1,795,300
156,230	Croda International Plc	5,839,114
842,091	Debenhams Plc	1,288,388
2,187,618	Diageo Plc	59,797,306
382,080	Drax Group Plc	2,825,480
71,356	easyJet Plc	601,600
175,606	Eurasian Natural Resources Corp Plc	842,533
491,232	Experian Plc	7,828,775
2,558,797	GlaxoSmithKline Plc	57,998,101
759,660	HSBC Holdings Plc	6,617,622
162,560	ICAP Plc	820,154
141,018	IMI Plc	1,924,995
181,282	InterContinental Hotels Group Plc	4,622,545
119,157	Intertek Group Plc	5,325,829
1,871,626	ITV Plc	2,472,473
304,759	John Wood Group Plc	3,966,510
116,352	Johnson Matthey Plc	4,438,290
122,991	Kazakhmys Plc	1,157,561
213,801	Lancashire Holdings Ltd	2,718,133
640,191	LG Group Holdings Plc	4,373,707
28,440,250	Lloyds Banking Group Plc *	15,008,408
963,576	Man Group Plc	1,091,261
529,813	Marks & Spencer Group Plc	3,011,667
242,216	Micro Focus International Plc	2,086,119
453,733	National Grid Plc	4,925,469
224,203	Next Plc	12,722,519
1,391,807	Old Mutual Plc	3,676,309
153,456	Pennon Group Plc	1,793,985
126,577	Petrofac Ltd	3,016,894
194,857	Playtech Ltd	1,195,904
690,703	Prudential Plc	8,628,149
31,136	Randgold Resources Ltd	3,189,900
281,754	Reckitt Benckiser Group Plc	15,933,938
267,782	Reed Elsevier Plc	2,510,553
513,763	Resolution Ltd	1,764,160
408,194	Rexam Plc	2,746,056

Shares	Description	Value ($)

	United Kingdom — continued
184,506	Rightmove Plc	4,715,283
685,928	Rio Tinto Plc	29,947,082
970,023	Rolls-Royce Holdings Plc *	12,637,311
60,984	Royal Dutch Shell Plc B Shares (London)	2,200,098
169,212	SABMiller Plc	7,465,639
593,927	Sage Group Plc (The)	2,792,483
179,959	Scottish & Southern Energy Plc	3,911,536
270,598	Shire Plc	8,191,939
197,350	Smiths Group Plc	3,274,124
484,582	Smith & Nephew Plc	5,143,079
118,732	Spectris Plc	3,256,131
401,294	Tate & Lyle Plc	4,181,601
204,761	Telecity Group Plc	2,827,661
929,968	Tesco Plc	4,966,485
303,626	Tullett Prebon Plc	1,397,675
26,596	Whitbread Plc	899,842
771,294	William Hill Plc	3,673,454
526,683	WM Morrison Supermarkets Plc	2,339,308
161,026	Wolseley Plc	6,495,146
651,712	WPP Plc	8,443,928
143,933	Xstrata Plc	2,173,791

	Total United Kingdom	554,392,986

	TOTAL COMMON STOCKS (COST $2,038,729,973)	2,188,715,760

	PREFERRED STOCKS — 0.6%

	Germany — 0.6%
35,738	Bayerische Motoren Werke AG 5.80%	1,790,375
76,227	Henkel AG & Co KGaA 1.33%	5,750,193
36,063	Porsche Automobil Holding SE 1.84%	1,860,201
27,481	Volkswagen AG 2.19%	4,840,006

	Total Germany	14,240,775

	TOTAL PREFERRED STOCKS (COST $14,609,673)	14,240,775

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%
19,162	Kinross Gold Corp, Warrants, Strike 21.30, Expires 09/17/14 *	9,914

	TOTAL RIGHTS/WARRANTS (COST $67,723)	9,914

See accompanying notes to the financial statements.	33

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)

		MUTUAL FUNDS — 2.3%

		United States — 2.3%
		Affiliated Issuers
	2,117,560	GMO U.S. Treasury Fund	52,939,000

		TOTAL MUTUAL FUNDS (COST $52,939,000)	52,939,000

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
CAD	94,967	Bank of America (Charlotte) Time Deposit, 0.19%, due 09/03/12	96,340
AUD	9,542	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.65%, due 09/03/12	9,859
CHF	9,748	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	10,211
DKK	60,318	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.49)%, due 09/03/12	10,182
HKD	2,699,098	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	348,003
NOK	59,346	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.50%, due 09/03/12	10,240

Par Value		Description	Value ($)

		Time Deposits (continued)
NZD	12,415	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.65%, due 09/03/12	9,974
SEK	66,975	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 09/03/12	10,114
EUR	110,040	Citibank (New York) Time Deposit, (0.04)%, due 09/03/12	138,408
JPY	7,375,480	Citibank (New York) Time Deposit, 0.01%, due 09/03/12	94,201
USD	9,628,708	DBS Bank Ltd (Singapore) Time Deposit, 0.07%, due 09/03/12	9,628,708
GBP	22,238	JPMorgan Chase (New York) Time Deposit, 0.05%, due 09/03/12	35,310
SGD	75,335	JPMorgan Chase (New York) Time Deposit, 0.01%, due 09/03/12	60,437

		Total Time Deposits	10,461,987

		TOTAL SHORT-TERM INVESTMENTS (COST $10,461,987)	10,461,987

		TOTAL INVESTMENTS — 99.4% (Cost $2,116,808,356)	2,266,367,436
		Other Assets and Liabilities (net) — 0.6%	14,225,122

		TOTAL NET ASSETS — 100.0%	$2,280,592,558

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/19/12	Bank of America, N.A.	AUD	2,901,326	$2,985,103	$(45,390)
10/19/12	Bank of New York Mellon	AUD	18,869,423	19,414,285	(319,924)
10/19/12	Bank of America, N.A.	EUR	18,846,658	23,716,750	213,837
10/19/12	Barclays Bank PLC	EUR	6,778,698	8,530,355	75,014
10/19/12	Brown Brothers Harriman & Co.	EUR	14,678,905	18,472,024	216,604
10/19/12	State Street Bank and Trust Company	EUR	11,783,460	14,828,379	122,974
10/19/12	Bank of America, N.A.	GBP	3,625,078	5,755,207	37,462
10/19/12	Bank of New York Mellon	GBP	2,461,740	3,908,281	25,797
10/19/12	JPMorgan Chase Bank, N.A.	GBP	12,273,522	19,485,554	136,666
10/19/12	Morgan Stanley & Co. International PLC	GBP	3,746,533	5,948,030	29,328
10/19/12	Bank of New York Mellon	HKD	75,275,734	9,706,494	810
10/19/12	Barclays Bank PLC	HKD	218,243,649	28,141,614	1,948
10/19/12	Deutsche Bank AG	HKD	41,705,674	5,377,774	559
10/19/12	JPMorgan Chase Bank, N.A.	HKD	119,799,786	15,447,686	1,177
10/19/12	Morgan Stanley & Co. International PLC	HKD	114,596,892	14,776,794	1,614
10/19/12	State Street Bank and Trust Company	HKD	166,452,644	21,463,379	1,237
10/19/12	Bank of America, N.A.	SGD	14,503,714	11,635,345	24,479

34	See accompanying notes to the financial statements.

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/19/12	Bank of New York Mellon	SGD	15,226,170	$12,214,923	$23,649
10/19/12	Brown Brothers Harriman & Co.	SGD	14,184,241	11,379,054	36,652
10/19/12	Morgan Stanley & Co. International PLC	SGD	19,505,646	15,648,056	36,670
10/19/12	Royal Bank of Scotland PLC	SGD	20,483,675	16,432,662	38,824
10/19/12	State Street Bank and Trust Company	SGD	12,849,396	10,308,198	18,968

				$295,575,947	$678,955

Sales #
10/19/12	Bank of America, N.A.	CAD	5,889,212	$5,968,691	$1,289
10/19/12	Bank of New York Mellon	CAD	14,478,427	14,673,824	952
10/19/12	Barclays Bank PLC	CAD	12,089,922	12,253,084	671
10/19/12	Morgan Stanley & Co. International PLC	CAD	11,917,133	12,077,963	3,110
10/19/12	Royal Bank of Scotland PLC	CAD	4,435,972	4,495,839	(2,482)
10/19/12	State Street Bank and Trust Company	CAD	15,906,975	16,121,651	18,877
10/19/12	Bank of America, N.A.	CHF	12,132,955	12,718,316	(114,075)
10/19/12	Bank of New York Mellon	CHF	5,135,466	5,383,229	(49,398)
10/19/12	Barclays Bank PLC	CHF	8,039,076	8,426,925	(77,068)
10/19/12	Brown Brothers Harriman & Co.	CHF	14,758,791	15,470,836	(188,234)
10/19/12	Deutsche Bank AG	CHF	7,892,767	8,273,558	(79,410)
10/19/12	JPMorgan Chase Bank, N.A.	CHF	13,604,801	14,261,171	(133,476)
10/19/12	Morgan Stanley & Co. International PLC	CHF	20,766,168	21,768,042	(175,416)
10/19/12	Royal Bank of Scotland PLC	CHF	8,415,273	8,821,272	(94,895)
10/19/12	State Street Bank and Trust Company	CHF	12,733,524	13,347,859	(107,976)
10/19/12	Bank of America, N.A.	JPY	611,292,816	7,810,386	(111,339)
10/19/12	JPMorgan Chase Bank, N.A.	NOK	51,743,821	8,913,563	(131,322)
10/19/12	Bank of New York Mellon	SEK	19,141,170	2,885,366	(9,481)
10/19/12	Barclays Bank PLC	SEK	87,330,694	13,164,348	(51,002)
10/19/12	JPMorgan Chase Bank, N.A.	SEK	19,494,155	2,938,576	(11,404)
10/19/12	State Street Bank and Trust Company	SEK	42,545,493	6,413,366	(29,199)

				$216,187,865	$(1,341,278)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
480		CAC 40	September 2012	$20,522,279	$(237,457)
281		DAX	September 2012	61,443,797	6,478,331
145		FTSE 100	September 2012	13,127,219	402,389
141		TOPIX	September 2012	13,148,464	(203,678)

				$108,241,759	$6,439,585

Sales
265		S&P Toronto 60	September 2012	$36,706,163	$(1,571,921)
92		SPI 200	September 2012	10,286,738	(598,787)

				$46,992,901	$(2,170,708)

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 71.

See accompanying notes to the financial statements.	35

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	92.2%
Preferred Stocks	4.0
Mutual Funds	2.9
Short-Term Investments	0.4
Futures Contracts	0.2
Forward Currency Contracts	(0.1)
Other	0.4

100.0%

Country Summary*	% of Investments
Japan	19.7%
United Kingdom	19.4
France	8.5
China	6.4
Italy	5.7
Germany	5.0
Brazil	4.7
Spain	4.3
South Korea	4.1
Russia	3.4
Canada	2.5
Switzerland	2.2
Taiwan	2.1
Australia	2.0
Singapore	1.8
Netherlands	1.1
South Africa	1.0
Belgium	0.8
Hong Kong	0.7
Ireland	0.5
Mexico	0.5
New Zealand	0.5
Sweden	0.5
Thailand	0.5
Austria	0.4
Denmark	0.4
Finland	0.3
Colombia	0.2
Greece	0.2
Peru	0.2
Portugal	0.2
India	0.1
Indonesia	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	20.9%
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Telecommunication Services	11.6
Banks	7.9
Materials	7.5
Utilities	6.3
Capital Goods	5.4
Food, Beverage & Tobacco	4.7
Semiconductors & Semiconductor Equipment	3.3
Retailing	2.6
Real Estate	2.2
Automobiles & Components	2.2
Insurance	2.1
Software & Services	2.0
Technology Hardware & Equipment	1.7
Transportation	1.5
Food & Staples Retailing	1.4
Diversified Financials	1.1
Consumer Durables & Apparel	0.9
Household & Personal Products	0.8
Consumer Services	0.8
Health Care Equipment & Services	0.6
Media	0.3
Commercial & Professional Services	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

36

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.2%

	Australia — 2.1%
359,372	Arrium Ltd	241,639
18,586	Australia and New Zealand Banking Group Ltd	478,998
531,108	BlueScope Steel Ltd *	184,936
16,708	CSL Ltd	768,969
317,961	Dexus Property Group (REIT)	314,678
124,257	GPT Group (REIT)	451,007
83,448	Investa Office Fund (REIT)	244,677
344,151	Mirvac Group (REIT)	481,640
74,333	QBE Insurance Group Ltd	1,005,138
224,342	Stockland (REIT)	739,300
118,407	TABCORP Holdings Ltd	357,930
69,802	Tatts Group Ltd	196,431
193,265	Telstra Corp Ltd	769,199

	Total Australia	6,234,542

	Austria — 0.4%
21,682	OMV AG	718,406
15,374	Voestalpine AG	440,240

	Total Austria	1,158,646

	Belgium — 0.8%
14,175	Ageas	314,907
18,962	Anheuser-Busch InBev NV	1,595,319
13,336	Belgacom SA	395,002

	Total Belgium	2,305,228

	Brazil — 1.3%
89,991	Banco do Brasil SA	1,027,633
19,058	Cielo SA	563,412
91,036	Gerdau SA Sponsored ADR	812,951
16,625	Petroleo Brasileiro SA (Petrobras) ADR	351,452
34,303	Redecard SA	566,957
23,929	Vale SA Sponsored ADR	391,718

	Total Brazil	3,714,123

	Canada — 2.5%
9,300	Alimentation Couche Tard Inc	473,043
16,000	Canadian Oil Sands Ltd	341,506
5,200	Canadian Tire Corp Ltd	375,961
4,300	Canadian Pacific Railway Ltd	355,429
10,800	Capital Power Corp	239,172
16,200	CML HealthCare Inc	141,005
11,700	Davis & Henderson Income Corp	234,653
4,200	Empire Co Ltd	243,628
7,800	Enbridge Inc	307,094
24,600	First Quantum Minerals Ltd	473,907
12,200	Genworth MI Canada Inc	241,710
7,100	Home Capital Group Inc	367,335

Shares	Description	Value ($)

	Canada — continued
19,300	Husky Energy Inc	510,425
37,800	Just Energy Group Inc	418,743
4,200	Metro Inc Class A	243,969
13,500	Parkland Fuel Corp	227,750
26,200	Petrominerales Ltd	247,448
14,800	Pretium Resources Inc *	219,054
89,600	Research In Motion Ltd *	597,182
26,300	RONA Inc	342,841
61,300	Sherritt International Corp	272,997
20,000	Transcontinental Inc	199,036
12,700	TransForce Inc	233,708

	Total Canada	7,307,596

	China — 6.4%
3,710,000	Bank of China Ltd Class H	1,354,353
738,000	Bank of Communications Co Ltd Class H	485,306
4,092,000	China Construction Bank Class H	2,699,113
422,000	China Mobile Ltd	4,516,971
1,744,000	China Petroleum & Chemical Corp Class H	1,647,409
1,004,000	CNOOC Ltd	1,922,839
56,500	Hengan International Group Co Ltd	567,696
3,249,000	Industrial and Commercial Bank of China Ltd Class H	1,774,058
2,142,000	PetroChina Co Ltd Class H	2,596,707
39,600	Tencent Holdings Ltd	1,212,762

	Total China	18,777,214

	Colombia — 0.2%
171,494	Ecopetrol SA	495,490

	Denmark — 0.4%
7,946	Novo-Nordisk A/S Class B	1,248,379

	Finland — 0.3%
336,447	Nokia Oyj	949,002

	France — 8.4%
90,609	Air France–KLM *	455,560
2,896	Dassault Systemes SA	280,777
5,041	Essilor International SA	439,639
17,980	European Aeronautic Defense and Space Co NV	684,323
62,178	France Telecom SA	858,613
142	Fromageries Bel SA	32,307
28,777	PagesJaunes Groupe *	51,384
2,355	Pernod-Ricard SA	253,472
90,841	Peugeot SA *	685,492
27,481	Renault SA	1,281,616
93,508	Sanofi	7,648,944
206,142	Total SA	10,277,565
80,171	Vivendi SA	1,569,051

See accompanying notes to the financial statements.	37

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	France — continued
3,315	Zodiac Aerospace	315,606

	Total France	24,834,349

	Germany — 4.7%
4,666	Adidas AG	365,041
9,855	Aurubis AG	532,999
7,762	Bayer AG (Registered)	601,086
2,181	Bilfinger & Berger SE	183,055
4,478	Continental AG	444,290
44,973	Deutsche Post AG (Registered)	872,334
228,177	E.ON AG	5,236,568
3,457	Fresenius SE & Co KGaA	368,457
9,514	GEA Group AG	250,721
1,814	Hugo Boss AG	167,537
2,303	Merck KGaA	263,096
7,236	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,069,313
55,428	RWE AG	2,320,111
6,128	Salzgitter AG	225,360
10,565	SAP AG	694,135
7,677	Suedzucker AG	257,159

	Total Germany	13,851,262

	Greece — 0.2%
59,722	OPAP SA	415,721
30,005	Public Power Corp SA *	99,342

	Total Greece	515,063

	Hong Kong — 0.7%
46,000	CLP Holdings Ltd	383,685
307,800	Esprit Holdings Ltd	474,011
293,700	Hong Kong & China Gas	690,985
32,000	Power Assets Holdings Ltd	259,644
70,000	Yue Yuen Industrial Holdings	203,621

	Total Hong Kong	2,011,946

	India — 0.1%
20,500	Tata Motors Ltd Sponsored ADR	432,960

	Indonesia — 0.1%
392,970	Astra International Tbk PT	278,753

	Ireland — 0.4%
35,927	C&C Group Plc	162,984
20,020	CRH Plc	352,602
12,158	DCC Plc	317,513
4,842	Paddy Power Plc	342,611
18,066	Smurfit Kappa Group Plc	147,387

	Total Ireland	1,323,097

Shares	Description	Value ($)

	Italy — 4.0%
1,165,614	Enel SPA	3,834,610
211,063	ENI SPA	4,657,048
167,793	Finmeccanica SPA *	743,165
8,625	Italcementi SPA-Di RISP	20,565
23,288	Parmalat SPA	50,600
32,586	Pirelli & C SPA	357,791
16,569	Recordati SPA	118,795
1,350,874	Telecom Italia SPA	1,255,096
1,127,680	Telecom Italia SPA-Di RISP	891,816

	Total Italy	11,929,486

	Japan — 18.4%
80	Advance Residence Investment Corp (REIT)	161,337
87,500	Aeon Co Ltd	1,007,621
10,400	Aeon Credit Service Co Ltd	200,409
75,750	Aiful Corp *	138,280
27,000	Ajinomoto Co Inc	411,928
7,000	Alfresa Holdings Corp	346,397
20,000	Anritsu Corp	242,294
71,000	Aozora Bank Ltd	212,825
15,200	Asahi Breweries Ltd	368,869
28,800	Astellas Pharma Inc	1,410,237
31,000	Calsonic Kansei Corp	149,918
157,000	Cosmo Oil Co Ltd	302,517
11,100	Credit Saison Co Ltd	260,878
166,000	Daikyo Inc	400,825
20,900	Daito Trust Construction Co Ltd	2,046,425
4,200	East Japan Railway Co	281,964
24,700	Eisai Co Ltd	1,130,153
9,300	Electric Power Development Co Ltd	222,925
1,800	Fast Retailing Co Ltd	421,343
10,000	Fuji Oil Co Ltd	133,742
35,000	Gunze Ltd	88,898
32,000	Hanwa Co Ltd	108,403
381,000	Haseko Corp *	239,070
5,200	Hikari Tsushin Inc	260,741
45,000	Isuzu Motors Ltd	230,808
12,600	IT Holdings Corp	159,008
141,100	Itochu Corp	1,439,157
206	Japan Retail Fund Investment Corp (REIT)	352,712
27,100	Japan Tobacco Inc	821,705
55,500	JFE Holdings Inc	705,154
327,000	JX Holdings Inc	1,702,618
25,100	K’s Holdings Corp	716,975
202,000	Kajima Corp	561,827
40,100	Kao Corp	1,213,810
407,000	Kawasaki Kisen Kaisha Ltd *	548,818
277	KDDI Corp	1,987,110
25,000	Kinugawa Rubber Industrial Co Ltd	164,461
242,000	Kobe Steel Ltd	186,798

38	See accompanying notes to the financial statements.

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
11,800	Kyowa Exeo Corp	127,115
6,300	Lawson Inc	483,088
73,600	Leopalace21 Corp *	239,433
149,000	Marubeni Corp	962,149
18,000	Medipal Holdings Corp	258,522
197,000	Mitsubishi Chemical Holdings Corp	766,533
52,600	Mitsubishi Corp	973,933
7,760	Mitsubishi UFJ Lease & Finance Co Ltd	335,525
149,000	Mitsui Chemicals Inc	304,424
116,000	Mitsui Engineer & Shipbuilding Co Ltd	128,079
165,000	Mitsui Mining & Smelting Co Ltd	333,064
156,000	Mitsui OSK Lines Ltd	393,130
299,600	Mizuho Financial Group Inc	483,755
17,900	Namco Bandai Holdings Inc	283,829
23,800	Net One Systems Co Ltd	315,408
40,000	Nichirei Corp	210,382
19,200	Nikon Corp	532,970
4,300	Nintendo Co Ltd	484,991
187,000	Nippon Light Metal Co Ltd	187,577
14,800	Nippon Paper Group Inc	175,596
394,000	Nippon Steel Corp	765,131
39,500	Nippon Telegraph & Telephone Corp	1,831,557
191,000	Nippon Yusen Kabushiki Kaisha	387,907
17,800	Nipro Corp	105,876
30,000	Nisshinbo Holdings Inc	189,651
716	NTT Docomo Inc	1,219,775
2,500	Okinawa Electric Power Co	80,991
35	ORIX JREIT Inc (REIT)	160,401
74,000	Osaka Gas Co Ltd	324,036
106,500	Penta Ocean Construction Co Ltd	249,255
6,690	Point Inc	240,278
246,800	Resona Holdings Inc	966,037
34,300	Round One Corp	167,704
5,500	Ryohin Keikaku Co Ltd	339,037
9,800	Sankyo Co Ltd	453,868
53,300	Sapporo Hokuyo Holdings Inc	136,673
11,500	Sega Sammy Holdings Inc	239,349
16,000	Seino Holdings Co Ltd	100,452
19,000	Seven & I Holdings Co Ltd	578,139
3,400	Shimamura Co Ltd	404,390
39,000	Shizuoka Bank Ltd (The)	405,907
53,800	Showa Shell Sekiyu KK	278,110
11,800	SoftBank Corp	482,580
362,400	Sojitz Corp	487,448
8,300	Sumisho Computer Systems Corp	130,893
161,100	Sumitomo Corp	2,144,378
31,000	Sumitomo Metal Mining Co Ltd	321,860
14,700	Sumitomo Mitsui Financial Group Inc	457,844
189,000	Taisei Corp	515,872
20,000	Takashimaya Co Ltd	143,254

Shares	Description	Value ($)

	Japan — continued
84,700	Takeda Pharmaceutical Co Ltd	3,982,045
44,000	Toho Zinc Co Ltd	149,993
122,000	Tokyo Tatemono Co Ltd *	406,572
19	Tokyu REIT Inc	93,238
166,000	Tosoh Corp	351,363
40,600	Toyota Motor Corp	1,614,463
36,700	Toyota Tsusho Corp	752,324
23,000	Toyo Engineering Corp	91,008
5,300	Unicharm Corp	308,738
59,000	UNY Co Ltd	491,386
4,060	USS Co Ltd	437,790
6,300	West Japan Railway Co	276,181
25,440	Yamada Denki Co Ltd	1,228,138
5,900	Yamato Kogyo Co Ltd	177,514
27,000	Yokohama Rubber Co Ltd	201,741

	Total Japan	54,189,610

	Mexico — 0.4%
43,059	America Movil SAB de CV Class L ADR	1,101,880
28,500	Cemex SAB de CV Sponsored ADR *	212,895

	Total Mexico	1,314,775

	Netherlands — 1.1%
148,220	Aegon NV	760,834
17,870	ASML Holding NV	1,014,054
118,391	ING Groep NV *	902,640
53,757	Koninklijke BAM Groep NV	153,590
14,171	Unilever NV	494,218

	Total Netherlands	3,325,336

	New Zealand — 0.5%
58,638	Fletcher Building Ltd	314,037
34,242	Sky City Entertainment Group Ltd	104,347
481,822	Telecom Corp of New Zealand	953,768

	Total New Zealand	1,372,152

	Peru — 0.2%
3,801	Credicorp Ltd	458,135

	Portugal — 0.2%
240,268	EDP - Energias de Portugal SA	586,119

	Russia — 3.3%
567,182	Gazprom OAO Sponsored ADR	5,458,894
58,564	Lukoil OAO Sponsored ADR	3,317,077
107,643	Rosneft OJSC GDR (Registered Shares)	634,437
124,347	Sberbank Class S	357,933

	Total Russia	9,768,341

See accompanying notes to the financial statements.	39

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Singapore — 1.2%
276,000	Ezra Holdings Ltd *	238,625
1,904,000	Golden Agri-Resources Ltd	1,087,289
101,000	Ho Bee Investment Ltd	104,226
164,000	Jaya Holdings Ltd *	72,518
115,000	Singapore Press Holdings Ltd	366,330
579,000	Singapore Telecommunications	1,575,632
183,000	Swiber Holdings Ltd *	87,087

	Total Singapore	3,531,707

	South Africa — 1.0%
72,492	FirstRand Ltd	236,366
15,022	Kumba Iron Ore Ltd	857,409
56,562	MTN Group Ltd	1,054,536
19,308	Shoprite Holdings Ltd	387,672
7,926	Tiger Brands Ltd	260,847
20,079	Vodacom Group Ltd	255,321

	Total South Africa	3,052,151

	South Korea — 3.7%
5,080	Hyundai Steel Co	375,999
20,465	KT&G Corp	1,548,421
5,037	NHN Corp	1,154,440
9,129	POSCO	2,972,019
4,404	Samsung Electronics Co Ltd	4,806,007

	Total South Korea	10,856,886

	Spain — 4.2%
179,935	Banco Bilbao Vizcaya Argentaria SA	1,368,719
453,249	Banco Santander SA	3,225,247
9,012	Fomento de Construcciones y Contratas SA	113,142
91,930	Gas Natural SDG SA	1,132,697
13,944	Grifols SA *	392,429
211,501	Iberdrola SA	837,651
96,536	Repsol YPF SA	1,772,871
289,947	Telefonica SA	3,664,268

	Total Spain	12,507,024

	Sweden — 0.5%
30,378	Investor AB B Shares	628,734
7,388	Svenska Handelsbanken AB Class A	257,099
14,406	Swedbank AB Class A	251,603
6,966	Swedish Match AB	289,283

	Total Sweden	1,426,719

	Switzerland — 2.1%
16,077	Nestle SA (Registered)	998,761
53,988	Novartis AG (Registered)	3,183,706
8,959	Roche Holding AG (Non Voting)	1,628,689
8,012	Swiss Re AG	501,407

	Total Switzerland	6,312,563

Shares	Description	Value ($)

	Taiwan — 2.1%
94,000	Asustek Computer Inc	943,149
92,000	Chunghwa Telecom Co Ltd	277,611
214,000	Formosa Chemicals & Fibre Co	554,504
178,200	Hon Hai Precision Industry Co Ltd	507,238
72,000	HTC Corp	623,387
74,000	MediaTek Inc	794,190
353,000	Quanta Computer Inc	916,031
389,000	Taiwan Semiconductor Manufacturing Co Ltd	1,089,439
1,023,000	United Microelectronics Corp	411,125

	Total Taiwan	6,116,674

	Thailand — 0.5%
112,900	PTT Exploration & Production Pcl (Foreign Registered)	537,693
83,900	PTT Pcl (Foreign Registered)	884,660

	Total Thailand	1,422,353

	United Kingdom — 19.8%
70,758	Ashtead Group Plc	317,322
151,624	AstraZeneca Plc	7,092,479
122,724	Aviva Plc	636,066
410,593	BAE Systems Plc	2,075,793
73,628	Balfour Beatty Plc	327,656
1,173,260	Barclays Plc	3,414,578
36,445	BHP Billiton Plc	1,066,609
751,726	BP Plc	5,272,999
9,876	British American Tobacco Plc	517,591
516,074	BT Group Plc	1,782,661
13,695	Bunzl Plc	244,396
18,951	Cape Plc	72,716
31,024	Catlin Group Ltd	225,593
79,720	Cobham Plc	277,288
112,096	Darty Plc	82,378
160,264	Debenhams Plc	245,202
65,575	Diageo Plc	1,792,456
425,818	Dixons Retail Plc *	118,422
62,434	Drax Group Plc	461,699
96,226	FirstGroup Plc	374,173
203,253	GlaxoSmithKline Plc	4,606,965
22,210	Greencore Group Plc	28,010
284,688	Home Retail Group Plc	423,650
23,803	Imperial Tobacco Group Plc	928,672
56,760	Inchcape Plc	331,860
33,075	Intermediate Capital Group Plc	148,113
5,205	Jardine Lloyd Thompson Group Plc	63,459
21,162	Lancashire Holdings Ltd	269,041
474,346	Legal & General Group Plc	963,775
2,634,753	Lloyds Banking Group Plc *	1,390,404
27,934	Micro Focus International Plc	240,585
13,092	Next Plc	742,913

40	See accompanying notes to the financial statements.

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
20,105	Prudential Plc	251,148
48,416	Rio Tinto Plc	2,113,805
57,240	Rolls-Royce Holdings Plc *	745,714
183,391	Royal Bank of Scotland Group Plc *	658,869
125,207	Royal Dutch Shell Plc A Shares (London)	4,380,291
134,638	Royal Dutch Shell Plc B Shares (London)	4,857,287
40,312	Scottish & Southern Energy Plc	876,210
24,462	Tate & Lyle Plc	254,901
63,418	TUI Travel Plc	213,541
2,193,685	Vodafone Group Plc	6,326,485
119,064	William Hill Plc	567,068
36,031	WPP Plc	466,837

	Total United Kingdom	58,247,680

	TOTAL COMMON STOCKS (COST $289,168,619)	271,855,361

	PREFERRED STOCKS — 4.0%

	Brazil — 3.4%
20,446	Companhia de Bebidas das Americas ADR 0.92%	768,974
511,729	Petroleo Brasileiro SA (Petrobras) 0.60%	5,230,985
246,684	Vale SA 6.41%	4,032,206

	Total Brazil	10,032,165

	Germany — 0.2%
3,649	Henkel AG & Co KGaA 1.33%	275,263
6,794	Porsche Automobil Holding SE 1.84%	350,448

	Total Germany	625,711

	South Korea — 0.4%
1,797	Samsung Electronics Co Ltd (Non-Voting) 0.76%	1,159,492

	TOTAL PREFERRED STOCKS (COST $14,083,801)	11,817,368

	MUTUAL FUNDS — 2.9%

	United States — 2.9%
	Affiliated Issuers
337,520	GMO U.S. Treasury Fund	8,438,000

	TOTAL MUTUAL FUNDS (COST $8,438,000)	8,438,000

Par Value		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposits — 0.4%
CAD	22,936	Bank of America (Charlotte) Time Deposit, 0.19%, due 09/03/12	23,268
CHF	9,747	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	10,210
DKK	60,390	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.49)%, due 09/03/12	10,194
EUR	8,494	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.04)%, due 09/03/12	10,683
GBP	6,323	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/03/12	10,040
HKD	97,411	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	12,559
JPY	1,112,285	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	14,206
NOK	58,202	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.50%, due 09/03/12	10,043
NZD	20,783	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.65%, due 09/03/12	16,697
SEK	66,975	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 09/03/12	10,114
SGD	12,532	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	10,054
ZAR	329,928	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 09/03/12	39,263
AUD	50,202	JPMorgan Chase (New York) Time Deposit, 2.65%, due 09/03/12	51,866
USD	1,038,722	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 09/03/12	1,038,722

		Total Time Deposits	1,267,919

		TOTAL SHORT-TERM INVESTMENTS (COST $1,267,919)	1,267,919

		TOTAL INVESTMENTS — 99.5% (Cost $312,958,339)	293,378,648
		Other Assets and Liabilities (net) — 0.5%	1,440,640

		TOTAL NET ASSETS — 100.0%	$294,819,288

See accompanying notes to the financial statements.	41

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/19/12	Bank of America, N.A.	CAD	5,091,629	$5,160,344	$(1,114)
10/19/12	Bank of New York Mellon	HKD	69,902,092	9,013,585	752
10/19/12	Brown Brothers Harriman & Co.	HKD	12,340,591	1,591,268	145
10/19/12	JPMorgan Chase Bank, N.A.	HKD	7,495,014	966,451	74
10/19/12	State Street Bank and Trust Company	SEK	3,871,955	583,664	2,657
10/19/12	Deutsche Bank AG	SGD	10,096,260	8,099,544	18,851

				$25,414,856	$21,365

Sales #
10/19/12	Bank of America, N.A.	EUR	1,686,465	$2,122,258	$(19,135)
10/19/12	Barclays Bank PLC	EUR	4,288,074	5,396,139	(47,453)
10/19/12	Brown Brothers Harriman & Co.	EUR	1,074,596	1,352,278	(15,857)
10/19/12	Bank of New York Mellon	GBP	1,193,167	1,894,283	(12,503)
10/19/12	Barclays Bank PLC	JPY	92,731,751	1,184,818	(15,815)
10/19/12	JPMorgan Chase Bank, N.A.	JPY	225,308,440	2,878,728	(42,626)
10/19/12	State Street Bank and Trust Company	JPY	858,293,579	10,966,273	(146,856)

				$25,794,777	$(300,245)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
49	FTSE/MIB	September 2012	$4,642,579	$576,826
33	MSCI Singapore	September 2012	1,841,089	(3,438)
34	TOPIX	September 2012	3,170,552	489

			$9,654,220	$573,877

Sales
18	FTSE 100	September 2012	$1,629,586	$34,413
3	SPI 200	September 2012	335,437	(6,321)

			$1,965,023	$28,092

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 71.

42	See accompanying notes to the financial statements.

International Intrinsic Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.3%
Short-Term Investments	1.8
Mutual Funds	0.9
Preferred Stocks	0.4
Futures Contracts	0.2
Forward Currency Contracts	0.0 ^
Swap Agreements	0.0 ^
Other	0.4

100.0%

Country Summary*	% of Investments
Japan	24.0%
United Kingdom	23.5
France	12.7
Italy	7.7
Spain	7.2
Germany	6.6
Australia	3.7
Switzerland	3.4
Singapore	3.0
Netherlands	1.5
Belgium	1.1
Sweden	1.1
Hong Kong	1.0
Denmark	0.5
Finland	0.5
Ireland	0.5
Austria	0.4
New Zealand	0.4
Norway	0.4
Canada	0.2
Greece	0.2
Israel	0.2
Portugal	0.2
Malta	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments and ETFs, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	14.9%
Pharmaceuticals, Biotechnology & Life Sciences	14.7
Banks	11.3
Telecommunication Services	11.2
Utilities	7.6
Capital Goods	7.0
Food, Beverage & Tobacco	5.0
Materials	5.0
Insurance	3.6
Retailing	2.8
Automobiles & Components	2.8
Real Estate	2.2
Transportation	1.8
Software & Services	1.5
Food & Staples Retailing	1.5
Diversified Financials	1.4
Consumer Services	1.2
Technology Hardware & Equipment	0.9
Household & Personal Products	0.8
Consumer Durables & Apparel	0.8
Health Care Equipment & Services	0.7
Media	0.6
Semiconductors & Semiconductor Equipment	0.5
Commercial & Professional Services	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

43

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.3%

	Australia — 3.7%
342,655	ALS Ltd (Queensland)	2,940,970
10,253,129	Arrium Ltd	6,894,117
1,301,995	Australia and New Zealand Banking Group Ltd	33,554,966
1,428,111	Bank of Queensland Ltd	11,201,061
717,126	Bendigo and Adelaide Bank Ltd	5,624,157
21,230,009	BlueScope Steel Ltd *	7,392,452
527,197	CSL Ltd	24,263,702
9,634,729	Dexus Property Group (REIT)	9,535,260
9,481,919	Goodman Fielder Ltd *	5,092,215
3,753,309	GPT Group (REIT)	13,623,136
2,422,708	Investa Office Fund (REIT)	7,103,608
396,946	Macquarie Group Ltd	11,090,807
10,361,771	Mirvac Group (REIT)	14,501,317
4,084,875	Pacific Brands Ltd	2,594,388
4,204,535	QBE Insurance Group Ltd	56,854,142
6,769,881	Stockland (REIT)	22,309,565
3,724,682	TABCORP Holdings Ltd	11,259,244
3,283,799	Tatts Group Ltd	9,241,013
16,573,354	Telstra Corp Ltd	65,962,350
82,551	Westfield Group (REIT)	848,543

	Total Australia	321,887,013

	Austria — 0.4%
1,167,625	Immofinanz AG (Entitlement Shares) *	—
680,822	OMV AG	22,558,185
103,330	Raiffeisen International Bank Holding	3,445,637
368,611	Voestalpine AG	10,555,301

	Total Austria	36,559,123

	Belgium — 1.1%
597,767	Ageas	13,279,797
801,119	Anheuser-Busch InBev NV	67,400,065
419,082	Belgacom SA	12,412,890
122,703	Mobistar SA	3,881,874

	Total Belgium	96,974,626

	Canada — 0.9%
230,600	Alimentation Couche Tard Inc	11,729,428
415,500	Canadian Oil Sands Ltd	8,868,496
126,500	Canadian Tire Corp Ltd	9,145,985
626,300	First Quantum Minerals Ltd	12,065,368
93,000	Home Capital Group Inc	4,811,565
615,700	Husky Energy Inc	16,283,337
21	Precision Drilling Corp *	155
1,575,500	Research In Motion Ltd *	10,500,670
283,500	RONA Inc	3,695,638

	Total Canada	77,100,642

Shares	Description	Value ($)

	Denmark — 0.5%
272,379	Novo-Nordisk A/S Class B	42,792,871

	Finland — 0.5%
13,392,384	Nokia Oyj	37,775,334
34,121	Stockmann Oyj ABP A Shares	639,386

	Total Finland	38,414,720

	France — 12.9%
2,800,214	Air France–KLM *	14,078,779
288,462	APERAM	3,772,701
930,983	ArcelorMittal	13,767,758
1,541,584	AXA	22,226,407
1,980,375	BNP Paribas	85,710,944
9,778	Bongrain SA	581,264
738,088	Carrefour SA	15,445,931
397,854	CNP Assurances	4,819,092
80,776	Dassault Systemes SA	7,831,498
108,035	Essilor International SA	9,422,007
524,398	European Aeronautic Defense and Space Co NV	19,958,708
2,467,265	France Telecom SA	34,070,353
3,203	Fromageries Bel SA	728,729
804,394	GDF Suez	19,772,071
90,271	L’Oreal SA	11,086,752
215,357	Lagardere SCA	6,043,219
973,593	PagesJaunes Groupe *	1,738,454
107,375	Pernod-Ricard SA	11,556,938
2,486,226	Peugeot SA *	18,761,230
936,993	Renault SA	43,698,010
3,837,242	Sanofi	313,885,945
1,116,965	Technicolor *	2,782,337
7,968,080	Total SA	397,262,387
2,469,373	Vivendi SA	48,328,861
86,678	Zodiac Aerospace	8,252,222

	Total France	1,115,582,597

	Germany — 6.1%
128,761	Adidas AG	10,073,533
316,188	Aurubis AG	17,100,751
187,965	Bayer AG (Registered)	14,555,930
122,672	Beiersdorf AG	8,781,398
106,662	Continental AG	10,582,587
869,424	Deutsche Lufthansa AG (Registered)	10,710,265
1,368,107	Deutsche Post AG (Registered)	26,536,958
79,515	Duerr AG	5,227,724
9,171,939	E.ON AG	210,492,222
356,756	Freenet AG	5,463,649
110,836	Fresenius SE & Co KGaA	11,813,224
88,722	Hannover Rueckversicherung AG (Registered)	5,411,132
408,969	Kloeckner & Co SE *	3,711,367
121,827	Lanxess AG	9,226,401
59,112	Merck KGaA	6,753,002
260,049	Metro AG	7,821,692

44	See accompanying notes to the financial statements.

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
61,408	MTU Aero Engines Holding AG	4,677,407
232,781	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	34,399,635
1,765,153	RWE AG	73,885,949
152,920	Salzgitter AG	5,623,707
556,309	SAP AG	36,550,249
185,264	Suedzucker AG	6,205,849

	Total Germany	525,604,631

	Greece — 0.2%
1,902,070	OPAP SA	13,240,175
899,120	Public Power Corp SA *	2,976,856

	Total Greece	16,217,031

	Hong Kong — 1.0%
3,547,000	BOC Hong Kong Holdings Ltd	11,279,101
2,107,098	CLP Holdings Ltd	17,575,253
8,568,990	Esprit Holdings Ltd	13,196,224
504,413	Hong Kong Ferry (Holding) Co Ltd	442,357
7,784,581	Hong Kong & China Gas	18,314,696
1,319,766	Link (REIT)	5,887,037
6,618,000	Pacific Basin Shipping Ltd	2,768,419
1,010,969	Power Assets Holdings Ltd	8,202,880
1,744,400	Yue Yuen Industrial Holdings	5,074,239

	Total Hong Kong	82,740,206

	Ireland — 0.5%
769,099	C&C Group Plc	3,489,051
496,252	CRH Plc	8,740,233
314,102	DCC Plc	8,202,948
149,185	Kerry Group Plc Class A	7,146,150
115,979	Paddy Power Plc	8,206,447
529,318	Smurfit Kappa Group Plc	4,318,318

	Total Ireland	40,103,147

	Israel — 0.2%
1,314,783	Bank Hapoalim BM *	4,068,118
2,458,317	Bank Leumi Le-Israel *	5,671,195
4,062,915	Israel Discount Bank Ltd-Class A *	4,262,160
650,760	Partner Communications Co Ltd	2,755,653

	Total Israel	16,757,126

	Italy — 5.8%
12,534,731	A2A SPA	6,660,598
966,657	Assicurazioni Generali SPA	13,754,565
357,788	Azimut Holding SPA	3,790,597
617,630	Banca Popolare di Sondrio SCARL	3,528,391
37,619,784	Enel SPA	123,760,703
8,693,722	ENI SPA	191,824,614
207,618	Exor SPA	4,948,261
976,735	Fiat Industrial SPA	9,810,333
2,097,283	Fiat SPA *	11,398,256

Shares	Description	Value ($)

	Italy — continued
4,559,574	Finmeccanica SPA *	20,194,613
203,805	Italcementi SPA-Di RISP	485,941
5,818,213	Mediaset SPA	11,641,278
1,766,449	Mediolanum SPA	6,899,974
12,931,317	Milano Assicurazioni SPA *	5,005,378
540,489	Parmalat SPA	1,174,369
903,115	Pirelli & C SPA	9,916,124
396,537	Recordati SPA	2,843,051
47,782,684	Telecom Italia SPA	44,394,849
36,531,816	Telecom Italia SPA-Di RISP	28,890,885

	Total Italy	500,922,780

	Japan — 23.1%
7,261	Accordia Golf Co Ltd	4,647,862
1,915	Advance Residence Investment Corp (REIT)	3,862,015
2,120,000	Aeon Co Ltd	24,413,210
191,700	Aeon Credit Service Co Ltd	3,694,077
1,849,000	Aiful Corp *	3,375,308
653,000	Ajinomoto Co Inc	9,962,563
202,900	Alfresa Holdings Corp	10,040,561
614,000	Anritsu Corp	7,438,429
3,369,000	Aozora Bank Ltd	10,098,711
527,300	Asahi Breweries Ltd	12,796,338
843,500	Astellas Pharma Inc	41,303,306
1,043,000	Calsonic Kansei Corp	5,043,998
818	Central Japan Railway Co	7,130,793
1,788,000	Chiba Bank Ltd	10,380,400
3,932,000	Cosmo Oil Co Ltd	7,576,403
289,200	Credit Saison Co Ltd	6,796,926
483,900	Daiei Inc *	1,072,437
4,842,000	Daikyo Inc	11,691,535
566,800	Daito Trust Construction Co Ltd	55,498,266
828,500	Dena Co Ltd	23,089,781
2,159,000	DIC Corp	3,578,295
107,100	Disco Corp	5,346,084
202,200	East Japan Railway Co	13,574,550
653,800	Eisai Co Ltd	29,914,727
299,800	Electric Power Development Co Ltd	7,186,334
58,400	Fast Retailing Co Ltd	13,670,229
1,782,000	Fuji Electric Co Ltd	3,547,990
1,161,000	Fuji Heavy Industries Ltd	9,330,300
337,100	Fuji Oil Co Ltd	4,508,443
834,000	Gunze Ltd	2,118,318
1,105,000	Hanwa Co Ltd	3,743,305
13,367,000	Haseko Corp *	8,387,539
162,300	Hikari Tsushin Inc	8,138,136
105,372	Hosiden Corp	544,262
102,600	Idemitsu Kosan Co Ltd	8,272,043
1,955,000	Isuzu Motors Ltd	10,027,332
519,100	IT Holdings Corp	6,550,872
5,013,700	Itochu Corp	51,137,504
4,833	Japan Retail Fund Investment Corp (REIT)	8,275,035

See accompanying notes to the financial statements.	45

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
1,096,200	Japan Tobacco Inc	33,238,131
1,586,000	JFE Holdings Inc	20,150,896
9,285,690	JX Holdings Inc	48,348,562
707,800	K’s Holdings Corp	20,218,121
4,871,993	Kajima Corp	13,550,588
907,300	Kao Corp	27,463,588
10,066,000	Kawasaki Kisen Kaisha Ltd *	13,573,469
11,171	KDDI Corp	80,137,200
581,000	Kinugawa Rubber Industrial Co Ltd	3,822,080
7,910,000	Kobe Steel Ltd	6,105,670
201,300	Kohnan Shoji Co Ltd	2,431,970
283,500	Kyowa Exeo Corp	3,053,979
222,400	Lawson Inc	17,053,777
2,833,800	Leopalace21 Corp *	9,218,836
5,286,000	Marubeni Corp	34,133,704
9,726,000	Mazda Motor Corp *	11,743,571
920,300	Medipal Holdings Corp	13,217,662
5,373,500	Mitsubishi Chemical Holdings Corp	20,908,460
2,259,300	Mitsubishi Corp	41,832,841
873,000	Mitsubishi Gas Chemical Co Inc	4,925,750
1,088,500	Mitsubishi UFJ Financial Group Inc	4,975,749
231,730	Mitsubishi UFJ Lease & Finance Co Ltd	10,019,477
3,842,000	Mitsui Chemicals Inc	7,849,636
4,627,000	Mitsui Engineer & Shipbuilding Co Ltd	5,108,790
1,522,700	Mitsui & Co Ltd	21,387,555
4,425,000	Mitsui Mining & Smelting Co Ltd	8,932,165
6,363,000	Mitsui OSK Lines Ltd	16,035,147
10,971,400	Mizuho Financial Group Inc	17,715,196
681,400	Net One Systems Co Ltd	9,030,217
1,222,000	Nichirei Corp	6,427,155
470,100	Nikon Corp	13,049,441
219,000	Nintendo Co Ltd	24,700,681
402,000	Nippon Corp	4,411,033
4,981,000	Nippon Light Metal Co Ltd	4,996,381
651,500	Nippon Paper Group Inc	7,729,791
12,518,000	Nippon Steel Corp	24,309,423
1,795,200	Nippon Telegraph & Telephone Corp	83,240,778
6,683,000	Nippon Yusen Kabushiki Kaisha	13,572,697
1,108,300	Nipro Corp	6,592,240
872,000	Nisshinbo Holdings Inc	5,512,527
220,000	Nitto Denko Corp	10,208,547
23,471	NTT Docomo Inc	39,985,092
247	Obayashi Corp	1,077
112,300	Okinawa Electric Power Co	3,638,103
58,200	Oriental Land Co Ltd	7,856,177
1,024	ORIX JREIT Inc (REIT)	4,692,887
2,221,000	Osaka Gas Co Ltd	9,725,461
387,800	Otsuka Holdings Co Ltd	11,851,438
988,000	Pacific Metals Co Ltd	3,187,557
2,548,500	Penta Ocean Construction Co Ltd	5,964,559
276,240	Point Inc	9,921,424
13,482,900	Resona Holdings Inc	52,775,461
1,758,000	Ricoh Company Ltd	13,910,397

Shares	Description	Value ($)

	Japan — continued
1,009,100	Round One Corp	4,933,832
148,100	Ryohin Keikaku Co Ltd	9,129,344
272,900	Sankyo Co Ltd	12,638,845
1,645,800	Sapporo Hokuyo Holdings Inc	4,220,200
405,000	Sega Sammy Holdings Inc	8,429,244
387,000	Seino Holdings Co Ltd	2,429,679
562,700	Seven & I Holdings Co Ltd	17,122,045
4,178,400	Seven Bank Ltd	11,551,309
92,800	Shimamura Co Ltd	11,037,466
10,461,000	Shinsei Bank Ltd	12,214,187
1,414,000	Shizuoka Bank Ltd (The)	14,716,727
1,762,400	Showa Shell Sekiyu KK	9,110,414
138,700	SoftBank Corp	5,672,358
8,477,800	Sojitz Corp	11,403,108
197,280	Sumisho Computer Systems Corp	3,111,153
3,803,000	Sumitomo Light Metal Industries Ltd	3,365,056
4,902,600	Sumitomo Corp	65,257,780
656,100	Sumitomo Electric Industries Ltd	7,420,933
920,000	Sumitomo Metal Mining Co Ltd	9,551,968
1,140,000	Sumitomo Mitsui Financial Group Inc	35,506,266
417,000	Suruga Bank Ltd	4,814,528
185,800	Suzuken Co Ltd	6,311,151
5,786,716	Taiheiyo Cement Co Ltd	12,532,264
4,573,000	Taisei Corp	12,481,916
677,100	Taiyo Yuden Co Ltd	5,919,549
2,591,200	Takeda Pharmaceutical Co Ltd	121,821,428
1,042,000	Toho Zinc Co Ltd	3,552,104
1,822,000	Tokuyama Corp	3,858,668
3,354,000	Tokyo Tatemono Co Ltd *	11,177,384
456	Tokyu REIT Inc (REIT)	2,237,721
808,000	TonenGeneral Sekiyu KK	6,845,617
4,122,000	Tosoh Corp	8,724,819
1,656,400	Toyota Motor Corp	65,866,917
1,296,600	Toyota Tsusho Corp	26,579,395
545,000	Toyo Engineering Corp	2,156,502
180,100	Unicharm Corp	10,491,275
147,200	Unipres Corp	4,061,224
1,529,200	UNY Co Ltd	12,736,061
96,980	USS Co Ltd	10,457,351
216,563	West Japan Railway Co	9,493,739
810,910	Yamada Denki Co Ltd	39,147,376
187,000	Yamato Kogyo Co Ltd	5,626,279
699,000	Yokohama Rubber Co Ltd	5,222,853

	Total Japan	2,003,145,366

	Malta — 0.0%
15,984,486	BGP Holdings Plc *	—

	Netherlands — 1.5%
4,809,568	Aegon NV	24,688,196
610,038	ASML Holding NV	34,617,311
301,227	CSM NV	5,083,148
5,872,229	ING Groep NV *	44,771,232

46	See accompanying notes to the financial statements.

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
1,751,168	Koninklijke BAM Groep NV	5,003,275
481,291	Unilever NV	16,785,165

	Total Netherlands	130,948,327

	New Zealand — 0.4%
2,209,152	Chorus Ltd *	5,987,107
1,413,657	Fletcher Building Ltd	7,570,870
11,560,942	Telecom Corp of New Zealand	22,884,926

	Total New Zealand	36,442,903

	Norway — 0.4%
2,675,007	DnB NOR ASA	30,713,875
1,458,004	Golden Ocean Group Ltd *	999,182
211,006	TGS Nopec Geophysical Co ASA	6,174,697

	Total Norway	37,887,754

	Portugal — 0.2%
8,423,855	EDP - Energias de Portugal SA	20,549,480

	Singapore — 1.7%
4,468,000	CapitaCommercial Trust (REIT)	5,094,011
72,000	DBS Group Holdings Ltd	836,567
6,185,000	Ezra Holdings Ltd *	5,347,447
53,354,000	Golden Agri-Resources Ltd	30,468,066
2,388,000	Ho Bee Investment Ltd	2,464,265
3,873,000	Jaya Holdings Ltd *	1,712,587
9,651,000	Noble Group Ltd	9,319,382
2,102,100	SembCorp Industries Ltd	9,548,519
2,741,000	Singapore Press Holdings Ltd	8,731,408
2,118,000	Singapore Technologies Engineering Ltd	5,800,272
16,476,000	Singapore Telecommunications	44,836,106
6,055,000	Straits Asia Resources Ltd	9,107,536
4,346,000	Swiber Holdings Ltd *	2,068,197
432,000	United Overseas Bank Ltd	6,627,826
325,000	Venture Corp Ltd	2,027,817
6,998,000	Yangzijiang Shipbuilding Holdings Ltd	5,545,734

	Total Singapore	149,535,740

	Spain — 7.2%
11,154,616	Banco Bilbao Vizcaya Argentaria SA	84,850,309
27,746,129	Banco Santander SA	197,437,009
2,607,529	Gas Natural SDG SA	32,128,132
346,955	Grifols SA *	9,764,418
10,070,173	Iberdrola SA	39,882,972
108,960	Inditex SA	12,100,812
780,375	Indra Sistemas SA	7,461,564
3,201,604	Repsol YPF SA	58,797,023
14,307,714	Telefonica SA	180,816,848

	Total Spain	623,239,087

Shares	Description	Value ($)

	Sweden — 1.1%
885,504	Investor AB B Shares	18,327,293
1,219,491	Nordea Bank AB	11,253,517
608,696	Svenska Handelsbanken AB Class A	21,182,373
1,190,165	Swedbank AB Class A	20,786,368
170,414	Swedish Match AB	7,076,935
1,963,766	TeliaSonera AB	13,565,226

	Total Sweden	92,191,712

	Switzerland — 3.3%
1,031,699	Nestle SA (Registered)	64,092,867
2,424,915	Novartis AG (Registered)	142,998,746
368,378	Roche Holding AG (Non Voting)	66,968,762
233,239	Swiss Re AG	14,596,570

	Total Switzerland	288,656,945

	United Kingdom — 23.6%
266,885	Admiral Group Plc	5,021,662
1,102,147	Amlin Plc	6,756,392
1,188,015	Ashtead Group Plc	5,327,792
5,007,283	AstraZeneca Plc	234,224,456
4,337,637	Aviva Plc	22,481,523
13,887,447	BAE Systems Plc	70,209,332
2,393,652	Balfour Beatty Plc	10,652,121
43,486,854	Barclays Plc	126,561,255
2,559,542	Barratt Developments Plc *	6,098,667
1,602,390	BHP Billiton Plc	46,895,972
26,593,818	BP Plc	186,542,935
556,799	British American Tobacco Plc	29,181,285
10,029,947	BT Group Plc	34,646,184
560,438	Bunzl Plc	10,001,362
742,765	Cape Plc	2,850,019
1,004,953	Catlin Group Ltd	7,307,592
2,605,390	Cobham Plc	9,062,261
3,660,088	Darty Plc	2,689,752
3,953,900	Debenhams Plc	6,049,416
2,270,365	Diageo Plc	62,059,149
20,271,414	Dixons Retail Plc *	5,637,561
1,762,857	Drax Group Plc	13,036,322
560,365	Experian Plc	8,930,549
3,233,009	FirstGroup Plc	12,571,504
7,461,321	GlaxoSmithKline Plc	169,119,493
556,479	Greencore Group Plc	701,810
10,020,098	Home Retail Group Plc	14,911,127
792,157	Imperial Tobacco Group Plc	30,905,934
1,711,877	Inchcape Plc	10,008,878
259,320	InterContinental Hotels Group Plc	6,612,452
1,345,745	Intermediate Capital Group Plc	6,026,371
120,813	Jardine Lloyd Thompson Group Plc	1,472,933
346,018	JD Wetherspoon Plc	2,460,421
220,192	Johnson Matthey Plc	8,399,305

See accompanying notes to the financial statements.	47

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
591,458	Lancashire Holdings Ltd	7,519,430
12,913,670	Legal & General Group Plc	26,237,976
131,795,955	Lloyds Banking Group Plc *	69,550,988
4,483,192	Man Group Plc	5,077,268
1,676,692	Marks & Spencer Group Plc	9,530,982
728,983	Micro Focus International Plc	6,278,468
1,040,047	National Express Group Plc	3,589,679
385,282	Next Plc	21,863,033
3,561,084	Old Mutual Plc	9,406,223
1,061,455	Prudential Plc	13,259,522
2,109,711	Punch Taverns Plc *	228,115
2,016,870	Rio Tinto Plc	88,054,973
2,210,614	Rolls-Royce Holdings Plc *	28,799,541
6,729,302	Royal Bank of Scotland Group Plc *	24,176,381
3,726,209	Royal Dutch Shell Plc A Shares (London)	130,359,155
3,602,950	Royal Dutch Shell Plc B Shares (London)	129,982,342
1,105,864	Scottish & Southern Energy Plc	24,036,734
1,873,579	Spirit Pub Co Plc	1,658,036
603,731	Tate & Lyle Plc	6,291,053
2,938,471	Tesco Plc	15,692,876
9,891,488	Thomas Cook Group Plc *	2,562,121
3,542,572	TUI Travel Plc	11,928,529
752,784	United Utilities Group Plc	8,479,955
62,974,085	Vodafone Group Plc	181,614,310
2,821,803	William Hill Plc	13,439,447
331,278	Wolseley Plc	13,362,433
1,296,370	WPP Plc	16,796,461

	Total United Kingdom	2,045,189,818

	TOTAL COMMON STOCKS (COST $8,632,860,280)	8,339,443,645

	PREFERRED STOCKS — 0.4%

	Germany — 0.4%
172,745	Henkel AG & Co KGaA 1.33%	13,031,039
491,700	Porsche Automobil Holding SE 1.84%	25,362,859

	Total Germany	38,393,898

	TOTAL PREFERRED STOCKS (COST $36,933,922)	38,393,898

	MUTUAL FUNDS — 0.9%

	United States — 0.9%
	Affiliated Issuers
2,924,701	GMO U.S. Treasury Fund	73,117,523

	TOTAL MUTUAL FUNDS (COST $73,143,485)	73,117,523

Par Value		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.8%

		Time Deposits — 1.8%
CAD	237,038	Bank of America (Charlotte) Time Deposit, 0.19%, due 09/03/12	240,465
CHF	9,747	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	10,210
DKK	54,953	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.49)%, due 09/03/12	9,276
GBP	6,402	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/03/12	10,166
HKD	1,337,648	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	172,467
NOK	59,358	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.50%, due 09/03/12	10,242
NZD	12,427	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.65%, due 09/03/12	9,984
SEK	66,974	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 09/03/12	10,114
EUR	88,117	Citibank (New York) Time Deposit, (0.04)%, due 09/03/12	110,834
JPY	18,369,120	Citibank (New York) Time Deposit, 0.01%, due 09/03/12	224,016
AUD	1,205,979	JPMorgan Chase (New York) Time Deposit, 2.65%, due 09/03/12	1,245,957
SGD	167,802	JPMorgan Chase (New York) Time Deposit, 0.01%, due 09/03/12	134,618
USD	25,000,000	Royal Bank of Scotland (London) Time Deposit, 0.07%, due 09/03/12	149,444,578

		Total Time Deposits	151,632,927

		TOTAL SHORT-TERM INVESTMENTS (COST $151,632,927)	151,632,927

		TOTAL INVESTMENTS — 99.4% (Cost $8,894,570,614)	8,602,587,993
		Other Assets and Liabilities (net) — 0.6%	53,531,542

		TOTAL NET ASSETS — 100.0%	$8,656,119,535

48	See accompanying notes to the financial statements.

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/19/12		Bank of America, N.A.	AUD	19,505,736	$20,068,972	$(305,160)
10/19/12		Bank of New York Mellon	AUD	52,015,297	53,517,259	(881,899)
10/19/12		Barclays Bank PLC	AUD	23,914,926	24,605,479	(407,381)
10/19/12		Goldman Sachs International	AUD	23,914,926	24,605,479	(376,531)
10/19/12		JPMorgan Chase Bank, N.A	AUD	6,501,912	6,689,657	(101,076)
10/19/12		Morgan Stanley & Co. International PLC	AUD	26,007,649	26,758,630	(409,038)
10/19/12		Bank of America, N.A.	HKD	215,635,072	27,805,249	2,983
10/19/12		Barclays Bank PLC	HKD	177,328,896	22,865,826	1,583
10/19/12		Brown Brothers Harriman & Co.	HKD	315,816,950	40,723,287	3,712
10/19/12		Deutsche Bank AG	HKD	169,991,948	21,919,757	2,281
10/19/12		JPMorgan Chase Bank, N.A.	HKD	31,263,571	4,031,308	307
10/19/12		Morgan Stanley & Co. International PLC	HKD	177,328,896	22,865,826	2,497
10/19/12		Royal Bank of Scotland PLC	HKD	273,863,848	35,313,608	2,586
10/19/12		Bank of America, N.A.	SEK	109,985,898	16,579,425	51,997
10/19/12		Barclays Bank PLC	SEK	165,165,593	24,897,287	96,457
10/19/12		Brown Brothers Harriman & Co.	SEK	109,985,898	16,579,425	72,858
10/19/12		Deutsche Bank AG	SEK	109,985,898	16,579,425	46,755
10/19/12		JPMorgan Chase Bank, N.A.	SEK	109,985,898	16,579,425	64,344
10/19/12		Morgan Stanley & Co. International PLC	SEK	165,165,593	24,897,287	111,731
10/19/12		State Street Bank and Trust Company	SEK	165,165,593	24,897,288	113,353
10/19/12		Bank of America, N.A.	SGD	8,810,834	7,068,334	14,871
10/19/12		JPMorgan Chase Bank, N.A.	SGD	3,299,797	2,647,203	6,609

					$482,495,436	$(1,886,161)

Sales #
10/19/12		Bank of America, N.A.	EUR	1,991,516	$2,506,136	$(22,596)
10/19/12		Barclays Bank PLC	EUR	27,535,233	34,650,506	(304,709)
10/19/12		Brown Brothers Harriman & Co.	EUR	34,992,780	44,035,130	(516,359)
10/19/12		Goldman Sachs International	EUR	21,206,000	26,685,761	(197,028)
10/19/12		JPMorgan Chase Bank, N.A.	EUR	30,145,551	37,935,347	(366,424)
10/19/12		Morgan Stanley & Co. International PLC	EUR	14,490,513	18,234,951	(135,575)
10/19/12		Royal Bank of Scotland PLC	EUR	8,195,742	10,313,572	(114,414)
10/19/12		State Street Bank and Trust Company	EUR	15,072,775	18,967,673	(157,302)
10/19/12		Royal Bank of Scotland PLC	GBP	1,535,135	2,437,194	(17,381)

					$195,766,270	$(1,831,788)

†	Fund buys foreign currency; sells USD.

#	Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.	49

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
1,743	FTSE/MIB	September 2012	$165,143,160	$23,058,305
1,977	MSCI Singapore	September 2012	110,297,974	(205,989)
642	TOPIX	September 2012	59,867,473	(306,070)

			$335,308,607	$22,546,246

Sales
650	CAC 40	September 2012	$27,790,587	$321,557
297	FTSE 100	September 2012	26,888,166	247,543
428	S&P Toronto 60	September 2012	59,283,916	(2,859,259)

			$113,962,669	$(2,290,159)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty		Fund Pays		Fund (Pays)/Receives		Net Unrealized Appreciation/ (Depreciation)
532,371	EUR	11/27/2012		Goldman Sachs International		1 Month EURIBOR Floating Rate minus 10%		Total Return on Dexia SA	$(58,947)

								Premiums to (Pay) Receive	$—

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 71.

50	See accompanying notes to the financial statements.

International Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.8%
Preferred Stocks	1.7
Short-Term Investments	1.7
Mutual Funds	1.5
Futures Contracts	0.4
Rights/Warrants	0.1
Forward Currency Contracts	0.0	^
Other	0.8

	100.0%

Country Summary*	% of Investments
Japan	33.9%
United Kingdom	22.8
Italy	7.7
Germany	6.9
France	4.6
Singapore	3.7
Australia	2.9
Ireland	2.8
Spain	2.0
South Korea	1.5
Russia	1.2
Israel	1.1
Netherlands	1.1
Norway	0.9
Sweden	0.9
Denmark	0.8
Canada	0.7
Brazil	0.6
Hong Kong	0.6
Belgium	0.5
Finland	0.5
Greece	0.5
Switzerland	0.4
Austria	0.3
India	0.2
New Zealand	0.2
Taiwan	0.2
China	0.1
Indonesia	0.1
Philippines	0.1
Portugal	0.1
South Africa	0.1
Chile	0.0	^
Czech Republic	0.0	^
Malaysia	0.0	^
Poland	0.0	^

	100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**

Capital Goods	15.3%
Retailing	9.8
Materials	8.5
Consumer Services	7.0
Real Estate	6.7
Diversified Financials	5.7
Consumer Durables & Apparel	5.1
Food, Beverage & Tobacco	4.7
Insurance	4.5
Transportation	3.7
Energy	3.6
Automobiles & Components	3.3
Software & Services	3.1
Commercial & Professional Services	2.8
Media	2.5
Food & Staples Retailing	2.4
Utilities	2.3
Technology Hardware & Equipment	2.1
Health Care Equipment & Services	2.0
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Telecommunication Services	1.5
Semiconductors & Semiconductor Equipment	1.3
Banks	0.4
Household & Personal Products	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

51

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.8%

	Australia — 4.5%
1,114,218	Arrium Ltd	749,191
682,315	Australian Infrastructure Fund	2,175,795
1,893,436	BlueScope Steel Ltd *	659,309
441,554	Charter hall Retail (REIT)	1,590,630
1,173,430	Commonwealth Property Office Fund (REIT)	1,250,599
259,091	Downer Edi Ltd *	958,235
1,610,793	Goodman Fielder Ltd *	865,068
22,604	GrainCorp Ltd (a)	215,318
248,644	GrainCorp Ltd Class A	2,375,852
359,500	Investa Office Fund (REIT)	1,054,088
30,051	Monadelphous Group Ltd	626,700
998,258	PaperlinX Ltd *	69,178
171,348	Regis Resources Ltd *	846,435
638,976	Spark Infrastructure Group	1,071,639
276,657	TABCORP Holdings Ltd	836,299
305,065	Tatts Group Ltd	858,490

	Total Australia	16,202,826

	Austria — 0.3%
6,197	Andritz AG	319,184
8,566	Flughafen Wien AG	390,581
1,761,602	Immofinanz AG (Entitlement Shares) *	—
18,624	Strabag SE	418,129

	Total Austria	1,127,894

	Belgium — 0.5%
6,575	Cofinimmo SA (REIT)	722,532
13,309	GIMV NV	612,817
20,998	Tessenderlo Chemie	602,429
1,741	Tessenderlo Chemie NV *	262

	Total Belgium	1,938,040

	Brazil — 0.2%
31,200	Companhia de Saneamento de Minas Gerais-Copasa MG *	745,456
16,500	Fertilizantes Heringer SA *	123,390

	Total Brazil	868,846

	Canada — 3.2%
41,200	Artis Real Estate Investment Trust (REIT)	693,807
9,800	Boardwalk Real Estate Investment Trust (REIT)	639,647
41,100	Davis & Henderson Income Corp	824,293
45,000	Dollarama Inc	2,707,076
16,800	Dorel Industries Inc Class B	558,154
16,300	Empire Co Ltd	945,507
34,800	Ensign Energy Services Inc	530,252
61,200	Just Energy Group Inc	677,965
30,771	Quebecor Inc Class B	1,101,919
93,800	RONA Inc	1,222,754
173,800	Sherritt International Corp	774,012

Shares	Description	Value ($)
	Canada — continued
37,850	Torstar Corp Class B	330,983
58,625	Transcontinental Inc	583,425

	Total Canada	11,589,794

	Chile — 0.0%
431,235	Madeco SA	16,611

	China — 0.1%
447,600	Jiangsu Future Land Co Ltd Class B	277,357

	Czech Republic — 0.0%
4,200	Pegas Nonwovens SA	96,457

	Denmark — 0.8%
48,115	Chr Hansen Holding A/S	1,434,380
95,467	GN Store Nord A/S	1,288,262

	Total Denmark	2,722,642

	Finland — 0.5%
29,768	Huhtamaki Oyj	426,821
16,405	Outotec Oyj	739,272
39,032	Tieto Oyj	668,227

	Total Finland	1,834,320

	France — 3.9%
10,163	AtoS	594,345
34,797	Gemalto NV	2,753,280
22,534	Groupe Steria SCA	306,622
181,215	PagesJaunes Groupe *	323,579
135,533	Peugeot SA *	1,022,741
22,286	Plastic Omnium SA	610,383
36,962	Rallye SA	1,109,762
12,202	Remy Cointreau SA	1,392,579
58,394	SCOR	1,434,300
43,435	Teleperformance	1,073,173
33,990	Zodiac Aerospace	3,236,034

	Total France	13,856,798

	Germany — 5.6%
58,066	Aurubis AG	3,140,449
26,775	Bechtle AG	1,051,866
9,482	Bertrandt AG	658,198
153,957	Drillisch AG	1,697,802
23,859	Duerr AG	1,568,613
227,185	Freenet AG	3,479,295
40,363	Gagfah SA *	435,966
31,240	Gerry Weber International AG	1,261,070
43,195	Hannover Rueckversicherung AG (Registered)	2,634,452
5,727	Hugo Boss AG	528,932
19,573	Lanxess AG	1,482,334
18,705	Leoni AG	699,351
20,095	Salzgitter AG	739,003

52	See accompanying notes to the financial statements.

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Germany— continued
26,281	Suedzucker AG	880,343

	Total Germany	20,257,674

	Greece — 0.5%
143,182	Alapis Holding Industrial and Commercial SA *	7,384
301,909	Intralot SA	351,177
126,577	Jumbo SA *	565,706
814,036	Marfin Investment Group SA *	195,525
85,767	Motor Oil (Hellas) Corinth Refineries SA	513,421

	Total Greece	1,633,213

	Hong Kong — 0.6%
832,000	First Pacific Co	897,254
425,600	HKR International Ltd	161,724
380,000	Kowloon Development Co Ltd	374,954
672,000	Texwinca Holdings Ltd	548,397
89,000	Yue Yuen Industrial Holdings	258,890

	Total Hong Kong	2,241,219

	India — 0.2%
111,346	Gitanjali Gems Ltd	671,766
275,905	Rain Commodities Ltd	183,602

	Total India	855,368

	Indonesia — 0.1%
55,384,000	Bakrie & Brothers Tbk PT *	290,593

	Ireland — 2.7%
87,463	DCC Plc	2,284,145
667,664	Fyffes Plc	394,423
155,033	Glanbia Plc	1,232,839
46,303	Paddy Power Plc	3,276,309
274,656	Smurfit Kappa Group Plc	2,240,717
551,272	Total Produce Ltd	283,899

	Total Ireland	9,712,332

	Israel — 1.0%
265,082	Africa Israel Investments Ltd *	413,397
28,337	Mellanox Technologies Ltd *	3,327,150

	Total Israel	3,740,547

	Italy — 4.4%
74,590	Astaldi SPA	443,938
105,839	Autostrada Torino-Milano SPA	757,974
144,779	Azimut Holding SPA	1,533,866
59,425	Banca Popolare di Sondrio SCARL	339,483
1,583,920	Banca Popolare di Milano SCARL *	817,163
79,796	Cementir SPA	149,672
17,592	Danieli & Co SPA	410,800

Shares	Description	Value ($)
	Italy — continued
90,388	Danieli & Co SPA-RSP	1,111,683
39,716	De’Longhi SPA	492,917
144,847	Finmeccanica SPA *	641,536
182,319	Impregilo SPA	657,146
169,218	Italcementi SPA-Di RISP	403,474
9,234	Italmobiliare SPA *	152,556
95,727	Lottomatica SPA	1,989,263
408,406	Mediolanum SPA	1,595,286
2,118,364	Milano Assicurazioni SPA *	819,964
191,975	Recordati SPA	1,376,403
61,349	Salvatore Ferragamo Italia SPA	1,263,493
67,747	Societa Iniziative Autostradali e Servizi SPA	485,066
105,948	Unipol Gruppo Finanziario SPA *	278,059

	Total Italy	15,719,742

	Japan — 30.8%
1,317	Accordia Golf Co Ltd	843,029
413	Advance Residence Investment Corp (REIT)	832,904
29,500	Alpen Co Ltd	569,413
112,100	AOC Holdings Inc	331,756
51,400	Aoyama Trading Co Ltd	1,009,371
136,600	Arnest One Corp	2,010,604
63,100	ASKUL Corp	831,235
19,000	Autobacs Seven Co Ltd	897,706
1,043	BIC Camera Inc	521,959
25,000	Bit-isle Inc	204,495
5,400	Calbee Inc	427,587
103,000	Calsonic Kansei Corp	498,113
90,000	Century Tokyo Leasing Corp	1,687,502
28,400	Chiba Kogyo Bank Ltd (The) *	157,003
382,000	Clarion Co Ltd *	680,900
15,600	Cocokara fine Inc	539,754
4,000	Cosmos Pharmaceutical Corp	341,778
253,800	Daiei Inc *	562,481
56,700	Daiichikosho Co Ltd	1,302,270
883,000	Daikyo Inc	2,132,099
242,800	DCM Holdings Co Ltd	1,598,843
206,000	Edion Corp	908,807
108,000	Fujitsu General Ltd	928,149
22,700	Fuji Soft Inc	405,645
157,800	Futaba Industrial Co Ltd *	725,289
50,500	Fuyo General Lease Co Ltd	1,474,912
325,000	Godo Steel Ltd	534,880
11,060	Gulliver International Co Ltd	333,470
341,000	Gunze Ltd	866,123
17,800	H.I.S. Co Ltd	614,866
401,000	Hanwa Co Ltd	1,358,430
262,000	Hazama Corp	547,523
63,600	Heiwa Corp	1,114,624

See accompanying notes to the financial statements.	53

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
24,900	Hikari Tsushin Inc	1,248,549
13,000	Hitachi Capital Corp	228,344
1,286	Hoosiers Corp	841,095
512,000	Ishihara Sangyo Kaisha Ltd *	387,766
136,000	IT Holdings Corp	1,716,276
64,800	Itochu Enex Co Ltd	347,555
122,100	Izumi Co Ltd	2,366,771
87,000	J Trust Co Ltd	827,189
284,000	JACCS Co Ltd	1,028,074
265,400	JFE Shoji Trade Corp *	915,168
99,000	J–Oil Mills Inc	278,901
49,100	K’s Holdings Corp	1,402,529
19,800	Kaga Electronics Co Ltd	194,253
29,000	Kaken Pharmaceutical Co Ltd	416,011
85,000	Kamei Corp	830,656
1,082,000	Kanematsu Corp *	1,249,495
275	Kenedix Realty Investment Corp (REIT)	905,034
35,000	Kewpie Corp	542,445
102,800	Kohnan Shoji Co Ltd	1,241,960
95,300	Kojima Co Ltd	267,358
31,000	Komeri Co Ltd	784,127
48,600	Konaka Co Ltd	478,193
126,000	Krosaki Harima Corp	340,514
226,000	Kurabo Industries Ltd	374,286
494,000	Kurimoto Ltd	1,659,559
698,100	Leopalace21 Corp *	2,271,039
150,000	Look Inc	1,346,366
471,000	Maruha Nichiro Holdings Inc	822,799
82,400	Matsui Securities Co Ltd	508,572
79,400	Misawa Homes Co Ltd	1,140,127
255,000	Mitsubishi Steel Manufacturing Co Ltd	501,572
357,000	Mitsui Mining & Smelting Co Ltd	720,629
41,400	MonotaRO Co Ltd	889,426
253	Mori Hills REIT Investment Corp (REIT)	1,079,785
259,000	Morinaga Milk Industry Co Ltd	896,314
150,000	Nakayama Steel Works Ltd *	69,506
64,000	Net One Systems Co Ltd	848,157
148,000	Nichias Corp	766,510
71,600	Nichii Gakkan Co	738,268
200,000	Nichirei Corp	1,051,907
37,700	Nihon Kohden Corp	1,282,013
601,500	Nippon Coke & Engineering Co Ltd	734,626
175,000	Nippon Corp	1,920,226
210,000	Nippon Soda Co Ltd	905,481
36,000	Nippon Synthetic Chemical Industry Co Ltd	238,880
100,000	Nippon Flour Mills Co Ltd	432,626
815,000	Nippon Light Metal Co Ltd	817,517
790,000	Nishimatsu Construction Co Ltd	1,227,097
139,000	Nissan Shatai Co Ltd	1,566,203
71,000	Nissan Tokyo Sales Holdings Co Ltd *	330,444

Shares	Description	Value ($)
	Japan — continued
94,000	Nitto Boseki Co Ltd	322,814
156,000	NS United Kaiun Kaisha Ltd *	176,604
261,000	Oki Electric Industry Co Ltd *	305,693
19,500	Okinawa Electric Power Co	631,728
1,411,000	Orient Corp *	1,810,380
87	ORIX JREIT Inc (REIT)	398,712
121	Osaka Securities Exchange Co Ltd	550,084
17,700	Osaka Steel Co Ltd	318,303
57,000	Park24 Co Ltd	942,687
27,500	PLENUS Co Ltd	486,130
13,200	Pola Orbis Holdings Inc	463,022
121,000	Press Kogyo Co Ltd	485,117
105,000	Rengo Co Ltd	497,771
54,000	Rohto Pharmaceutical Co Ltd	783,773
159,000	Round One Corp	777,405
219,000	Ryobi Ltd	520,364
142,000	Seino Holdings Co Ltd	891,510
154,200	Shinko Electric Industries Co Ltd	1,016,470
221,000	ShinMaywa Industries Ltd	1,086,019
24,000	Ship Healthcare Holdings Inc	701,055
30,000	Shochiku Co Ltd	292,502
96,500	Showa Corp	840,513
2,434	SKY Perfect JSAT Holdings Inc	1,090,488
99,600	Sodick Co Ltd	443,712
34,800	Sugi Holdings Co Ltd	1,218,487
996,000	Sumitomo Light Metal Industries Ltd	881,303
91,000	Taihei Kogyo Co Ltd	358,920
76,600	Takara Leben Co Ltd	709,272
180,000	Takashima & Co Ltd	694,583
185,000	TOA Corp	294,555
90,200	Toho Holdings Co Ltd	1,620,990
175,000	Toho Zinc Co Ltd	596,562
109,000	Toko Inc *	299,254
161,000	Tokyo Dome Corp *	500,211
409,000	Tokyo Tatemono Co Ltd *	1,363,014
219	Tokyu REIT Inc (REIT)	1,074,695
258,000	Topy Industries Ltd	633,739
65,300	Toridoll.corp	1,088,331
181,000	Tosoh Corp	383,113
328,000	Toyo Tire & Rubber Co Ltd	893,192
53,300	TS Tech Co Ltd	966,223
9,200	Tsuruha Holdings Inc	600,338
369	T–Gaia Corp	697,741
115,000	Uchida Yoko Co Ltd	298,627
129,000	Uniden Corp	284,557
24,900	Unipres Corp	686,987
32,700	United Arrows Ltd	952,436
209,600	UNY Co Ltd	1,745,670
781	Wacom Co Ltd	1,766,540
48,700	Xebio Co Ltd	1,029,478

54	See accompanying notes to the financial statements.

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
213,000	Yokohama Rubber Co Ltd	1,591,513

	Total Japan	110,834,905

	Netherlands — 1.1%
80,385	Delta Lloyd NV	1,109,454
25,102	Koninklijke Ten Cate NV	601,989
281,000	Koninklijke BAM Groep NV	802,847
38,655	Mediq NV	455,897
428,513	SNS REAAL NV *	617,804
126,997	TNT NV	455,445

	Total Netherlands	4,043,436

	New Zealand — 0.2%
360,075	AMP NZ Office Ltd	277,928
129,981	Trade Me Ltd *	406,465

	Total New Zealand	684,393

	Norway — 0.9%
44,636	Atea ASA	416,162
48,439	Cermaq ASA *	647,753
24,142	Fred Olsen Energy ASA	1,025,854
37,587	TGS Nopec Geophysical Co ASA	1,099,913

	Total Norway	3,189,682

	Philippines — 0.1%
1,550,100	Lopez Holding Corp	188,069

	Poland — 0.0%
37,884	MCI Management SA *	50,289

	Portugal — 0.1%
798,706	Sonae	506,743

	Russia — 0.7%
13,796,270	IDGC Holding JSC *	737,535
41,803	Tatneft Sponsored ADR	1,593,756

	Total Russia	2,331,291

	Singapore — 2.9%
641,000	CapitaCommercial Trust (REIT)	730,810
386,000	Ezion Holdings Ltd	327,834
580,000	First Resources Ltd	969,281
336,000	Ho Bee Investment Ltd	346,731
203,000	Hong Leong Asia Ltd	270,180
1,910,000	Jaya Holdings Ltd *	844,575
659,000	LionGold Corp Ltd *	655,927
744,000	Mapletree Industrial Trust (REIT)	812,167
1,098,159	Mapletree Logistics Trust (REIT)	978,198
1,957,000	STX OSV Holdings Ltd	2,396,389
420,000	Suntec Real Estate Investment Trust (REIT)	487,569
1,083,000	Swiber Holdings Ltd *	515,384

Shares	Description	Value ($)
	Singapore — continued
171,000	Wheelock Properties Ltd	248,809
371,676	Wing Tai Holdings Ltd	456,261
859,000	Yoma Strategic Holdings Ltd	262,546

	Total Singapore	10,302,661

	South Africa — 0.1%
98,254	Basil Read Holdings Ltd *	94,580
10	Evraz Highveld Steel and Vanadium Ltd *	24
73,315	Stefanutti Stocks Holdings Ltd	89,006
168,139	Super Group Ltd *	318,861

	Total South Africa	502,471

	South Korea — 1.5%
1,432	Dongwon Industries Co Ltd	288,713
22,480	Handsome Co Ltd	553,274
5,919	KCC Engineering & Construction Co	140,041
7,790	KISCO Corp	223,696
5,085	KISWIRE Ltd	146,631
11,431	Kolon Corp	220,393
11,819	Kolon Industries Inc	671,698
21,840	LG Fashion Corp	640,637
384	Namyang Dairy Products Co Ltd	279,809
2,305	Nong Shim Holdings Co Ltd	107,680
1,341	SeAH Holdings Corp	109,606
3,828	SeAH Steel Corp	298,993
4,180	Silla Co Ltd	62,620
5,803	SK Gas Co Ltd	444,603
363	Taekwang Industrial Co Ltd	286,602
25,960	Youngone Corp	792,986

	Total South Korea	5,267,982

	Spain — 1.5%
22,376	Corp Financiera Alba SA	723,370
56,156	Enagas	1,041,770
84,022	Fomento de Construcciones y Contratas SA	1,054,863
44,501	Grifols SA *	1,252,400
149,490	Indra Sistemas SA	1,429,350

	Total Spain	5,501,753

	Sweden — 1.9%
31,429	Axfood AB	1,109,806
63,100	D Carnegie & Co. AB * (b)	7,146
16,889	Hexpol AB	637,807
24,629	Hoganas AB Class B	812,209
65,174	Meda AB	641,697
28,112	NCC Class B	512,783
67,643	SAAB AB Class B	1,204,362
185,583	Trelleborg AB Class B	1,923,097
81,342	Vostok Gas Ltd SDR * (b)	2,702

	Total Sweden	6,851,609

See accompanying notes to the financial statements.	55

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 0.4%
13,199	Swiss Life Holding AG (Registered) *	1,494,731

	Taiwan — 0.2%
541,000	Getac Technology Corp	390,626
126,000	L&K Engineering Co Ltd	118,090
273,000	Long Bon International Co Ltd *	153,873
430,000	ProMOS Technologies Inc * (b)(c)	—

	Total Taiwan	662,589

	United Kingdom — 22.3%
624,931	Aberdeen Asset Management Plc	2,767,165
387,700	Aegis Group Plc	1,461,275
27,518	AMEC Plc	483,903
115,568	Amlin Plc	708,456
519,979	Ashtead Group Plc	2,331,907
108,666	Atkins WS Plc	1,140,516
159,500	Babcock International Group Plc	2,369,797
568,603	Balfour Beatty Plc	2,530,371
146,449	Bodycote Plc	808,540
101,389	BTG Plc *	486,456
81,576	Bunzl Plc	1,455,774
124,834	Cape Plc	478,993
425,257	Catlin Group Ltd	3,092,289
367,682	Cobham Plc	1,278,899
198,682	Cookson Group Plc	1,888,051
158,311	Dairy Crest Group Plc	858,683
634,715	Darty Plc	466,444
1,612,482	Debenhams Plc	2,467,077
322,511	Drax Group Plc	2,384,968
182,717	easyJet Plc	1,540,480
675,086	Enterprise Inns Plc *	610,533
101,392	Fenner Plc	558,502
611,059	FirstGroup Plc	2,376,093
53,998	Go–Ahead Group Plc	1,112,291
178,047	Greene King Plc	1,575,265
196,409	Halfords Group Plc	731,236
1,032,956	Home Retail Group Plc	1,537,164
63,761	Hunting Plc	806,110
462,267	Inchcape Plc	2,702,749
53,635	InterContinental Hotels Group Plc	1,367,649
421,113	Intermediate Capital Group Plc	1,885,783
565,178	ITV Plc	746,617
79,423	John Wood Group Plc	1,033,709
964,761	Johnston Press Plc *	85,059
360,315	Ladbrokes Plc	971,142
187,636	Lancashire Holdings Ltd	2,385,488
845,728	Marston’s Plc	1,493,471
115,444	Mcbride Plc *	233,628
240,242	Micro Focus International Plc	2,069,118
214,380	Mitie Group Plc	973,842

Shares	Description	Value ($)
	United Kingdom — continued
166,579	Morgan Crucible Co Plc	679,055
478,976	National Express Group Plc	1,653,166
7,940	Next Plc	450,560
186,061	Ophir Energy Plc *	1,668,964
747,784	Premier Foods Plc *	696,835
1,353,415	Punch Taverns Plc *	146,340
415,747	Qinetiq Group Plc	1,128,351
38,772	Rotork Plc	1,351,493
257,135	Senior Plc	806,600
289,137	SIG Plc	449,206
46,944	Spectris Plc	1,287,402
850,015	Spirit Pub Co Plc	752,226
151,412	Stagecoach Group Plc	689,819
84,190	Tate & Lyle Plc	877,284
76,904	Telecity Group Plc	1,062,011
2,922,154	Thomas Cook Group Plc *	756,904
422,378	Trinity Mirror Plc *	266,775
296,766	TUI Travel Plc	999,269
279,536	Tullett Prebon Plc	1,286,782
97,625	United Business Media Ltd	1,044,570
210,459	WH Smith Plc	2,005,165
32,965	Whitbread Plc	1,115,329
569,320	William Hill Plc	2,711,510

	Total United Kingdom	80,141,109

	TOTAL COMMON STOCKS (COST $349,772,111)	337,535,986

	PREFERRED STOCKS — 1.7%

	Brazil — 0.4%
69,100	Eletropaulo Metropolitana SA 37.52%	633,164
65,400	Metalurgica Gerdau SA 2.30%	715,891

	Total Brazil	1,349,055

	Germany — 0.8%
6,457	Biotest AG 1.23%	330,192
7,510	Draegerwerk AG & Co 0.26%	693,848
29,055	Jungheinrich AG 3.08%	902,925
13,690	Porsche Automobil Holding SE 1.84%	706,157
15,629	ProSiebenSat.1 Media AG 5.52%	375,477

	Total Germany	3,008,599

	Russia — 0.5%
1,105	Transneft 1.41%	1,800,408

	TOTAL PREFERRED STOCKS (COST $6,560,450)	6,158,062

56	See accompanying notes to the financial statements.

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)

		Rights/Warrants — 0.0%

		Malaysia — 0.0%
	11,833	Coastal Contracts Warrants, Expires 07/18/16 *	1,307

		TOTAL RIGHTS/WARRANTS (COST $0)	1,307

		MUTUAL FUNDS — 1.6%

		United States — 1.6%
		Affiliated Issuers
	225,640	GMO U.S. Treasury Fund	5,641,000

		TOTAL MUTUAL FUNDS (COST $5,641,000)	5,641,000

		SHORT-TERM INVESTMENTS — 1.7%

		Time Deposits — 1.7%
USD	2,500,000	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 09/03/12	2,500,000
CAD	13,029	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.19%, due 09/03/12	13,217
CHF	9,748	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	10,210
DKK	60,378	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.49)%, due 09/03/12	10,192
GBP	418,528	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/03/12	664,560
HKD	292,252	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	37,681

Par Value		Description	Value ($)
		Time Deposits — continued
NOK	59,334	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.50%, due 09/03/12	10,238
NZD	12,419	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.65%, due 09/03/12	9,978
SEK	66,995	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 09/03/12	10,117
SGD	57,647	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	46,247
ZAR	197,391	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 09/03/12	23,491
EUR	18,688	Citibank (New York) Time Deposit, (0.04)%, due 09/03/12	23,506
JPY	3,200,680	Citibank (New York) Time Deposit, 0.01%, due 09/03/12	40,880
USD	143,032	Deustche Bank (Frankfurt) Time Deposit, 0.07%, due 09/03/12	143,032
AUD	114,780	JPMorgan Chase (New York) Time Deposit, 2.65%, due 09/03/12	118,584
GBP	1,499,319	JPMorgan Chase (New York) Time Deposit, 0.05%, due 09/03/12	2,380,694

		Total Time Deposits	6,042,627

		TOTAL SHORT-TERM INVESTMENTS (COST $6,042,627)	6,042,627

		TOTAL INVESTMENTS — 98.8% (Cost $368,016,188)	355,378,982
		Other Assets and Liabilities (net) — 1.2%	4,207,116

		TOTAL NET ASSETS — 100.0%	$359,586,098

See accompanying notes to the financial statements.	57

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/19/12	Royal Bank of Scotland PLC	CHF	190,431	$199,618	$2,147
10/19/12	Bank of New York Mellon	GBP	1,444,546	2,293,374	15,137
10/19/12	Brown Brothers Harriman & Co.	GBP	1,695,702	2,692,112	20,703
10/19/12	Morgan Stanley & Co. International PLC	GBP	931,657	1,479,107	7,293
10/19/12	State Street Bank and Trust Company	GBP	1,296,496	2,058,329	13,119
10/19/12	Bank of America, N.A.	HKD	5,440,763	701,564	75
10/19/12	Bank of New York Mellon	HKD	13,892,673	1,791,403	149
10/19/12	Brown Brothers Harriman & Co.	HKD	12,410,118	1,600,233	146
10/19/12	JPMorgan Chase Bank, N.A.	HKD	12,884,956	1,661,462	127
10/19/12	Morgan Stanley & Co. International PLC	HKD	9,225,235	1,189,556	130
10/19/12	State Street Bank and Trust Company	HKD	10,051,191	1,296,059	75

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/19/12	Bank of America, N.A.	SEK	21,536,119	$3,246,384	$10,182
10/19/12	Bank of New York Mellon	SEK	3,059,439	461,184	1,516
10/19/12	Royal Bank of Scotland PLC	SEK	15,794,643	2,380,906	7,745
10/19/12	Bank of America, N.A.	SGD	10,533,648	8,450,431	17,778

				$31,501,722	$96,322

Sales #
10/19/12	Bank of America, N.A.	CAD	2,538,907	$2,573,171	$556
10/19/12	Deutsche Bank AG	CAD	2,833,049	2,871,283	128
10/19/12	JPMorgan Chase Bank, N.A.	CAD	2,489,547	2,523,145	535
10/19/12	Royal Bank of Scotland PLC	CAD	1,404,263	1,423,214	(786)
10/19/12	Brown Brothers Harriman & Co.	EUR	1,529,378	1,924,579	(22,568)
10/19/12	Deutsche Bank AG	EUR	1,572,664	1,979,050	(18,819)
10/19/12	Morgan Stanley & Co. International PLC	EUR	798,741	1,005,141	(7,473)
10/19/12	Bank of New York Mellon	JPY	162,579,782	2,077,255	(28,489)
10/19/12	Brown Brothers Harriman & Co.	JPY	232,289,387	2,967,923	(45,419)
10/19/12	State Street Bank and Trust Company	JPY	160,681,000	2,052,994	(27,493)
10/19/12	Bank of America, N.A.	NOK	6,838,343	1,177,996	(17,602)

				$22,575,751	$(167,430)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
59	CAC 40	September 2012	$2,522,530	$(29,188)
5	DAX	September 2012	1,093,306	117,332
4	FTSE 100	September 2012	362,130	(6,251)
122	FTSE/MIB	September 2012	11,559,074	1,558,118
16	IBEX 35	September 2012	1,487,407	51,603
47	MSCI Singapore	September 2012	2,622,157	(4,897)
95	TOPIX	September 2012	8,858,894	254,724

			$28,505,498	$1,941,441

Sales
241	OMXS 30	September 2012	$3,803,169	$141,986
66	S&P Toronto 60	September 2012	9,141,912	(441,808)
53	SPI 200	September 2012	5,926,056	(344,954)

			$18,871,137	$(644,776)

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

58	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Private placement security is restricted as to resale.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)	Bankrupt issuer.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as derivative tables, please refer to page 71.

See accompanying notes to the financial statements.	59

Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	60.9%
Preferred Stocks	3.4
Short-Term Investments	0.8
Other	34.9

100.0%

Country Summary*	% of Investments
United States	30.2%
United Kingdom	11.2
Japan	9.3
Brazil	8.9
Canada	8.8
Norway	4.9
Russia	4.8
China	4.6
France	2.7
Italy	2.0
Singapore	1.9
Spain	1.9
Czech Republic	1.0
Poland	0.9
Thailand	0.9
Mexico	0.8
Australia	0.5
Denmark	0.5
Germany	0.5
India	0.5
Israel	0.5
South Africa	0.5
Sweden	0.5
Austria	0.4
Turkey	0.4
Hungary	0.3
Switzerland	0.2
Taiwan	0.2
Indonesia	0.1
South Korea	0.1
Greece	0.0 ^

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments**
Energy	48.6%
Materials	30.5
Capital Goods	11.5
Food, Beverage & Tobacco	4.7
Utilities	4.7

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

60

Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 60.9%

	Australia — 0.3%
17,269	Incitec Pivot Ltd	52,241
5,382	Nufarm Ltd	32,729
1,828	Panoramic Resources Ltd	1,019

	Total Australia	85,989

	Austria — 0.3%
2,084	OMV AG	69,051
12	Verbund AG	243

	Total Austria	69,294

	Brazil — 2.6%
1,300	Cosan SA Industria e Comercio	21,646
11,000	Fibria Celulose SA *	85,566
19,000	Petroleo Brasileiro SA (Petrobras)	199,369
14,500	Vale SA	241,298
9,100	Vale SA Sponsored ADR	148,967

	Total Brazil	696,846

	Canada — 5.4%
4,600	Agrium Inc	452,697
2,500	Calfrac Well Services Ltd	60,994
2,600	Canadian Natural Resources Ltd	79,101
4,600	Canadian Oil Sands Ltd	98,183
4,200	Encana Corp	92,969
3,100	Ensign Energy Services Inc	47,235
3,800	First Quantum Minerals Ltd	73,205
1,700	Inmet Mining Corp	75,899
4,900	Nexen Inc	123,177
17,000	Sherritt International Corp	75,709
6,400	Talisman Energy Inc	88,948
6,700	Teck Resources Ltd Class B	185,146

	Total Canada	1,453,263

	China — 3.0%
144,000	Asian Citrus Holdings Ltd	69,395
56,000	China Coal Energy Co Ltd Class H	46,816
22,000	China Oilfield Services Ltd Class H	35,278
122,000	China Petroleum & Chemical Corp Class H	115,243
170,000	China Qinfa Group Ltd *	18,727
12,000	China Shenhua Energy Co Ltd Class H	43,973
57,000	CNOOC Ltd	109,165
64,000	First Tractor Co Ltd Class H *	49,009
72,000	Hidili Industry International Development Ltd	15,465
16,600	Inner Mongolia Yitai Coal Co Class B	90,543
10,000	Jiangxi Copper Co Ltd Class H	21,799
92,000	Minmetals Resources Ltd *	34,538
56,000	PetroChina Co Ltd Class H	67,888

Shares	Description	Value ($)

	China — continued
60,000	Yanzhou Coal Mining Co Ltd Class H	86,388

	Total China	804,227

	Czech Republic — 0.6%
4,463	CEZ AS	175,197

	Denmark — 0.3%
367	Auriga Industries Class B *	5,479
11,253	Vestas Wind Systems A/S *	78,133

	Total Denmark	83,612

	France — 1.7%
6,729	Electricite de France SA	136,857
6,474	Total SA	322,772

	Total France	459,629

	Germany — 0.3%
1,036	Aurubis AG	56,031
634	K+S AG	30,960

	Total Germany	86,991

	Greece — 0.0%
571	Mytilineos Holdings SA *	1,628

	Hungary — 0.2%
581	MOL Hungarian Oil and Gas PLC	42,711

	India — 0.3%
13,000	Sterlite Industries India Ltd ADR	91,780

	Indonesia — 0.1%
194,500	Bumi Resources Tbk PT	14,285

	Israel — 0.3%
6,291	Israel Chemicals Ltd	68,343
44	Israel Corp Ltd (The)	25,411

	Total Israel	93,754

	Italy — 1.3%
8,899	ENI SPA	196,354
15,343	Fiat Industrial SPA	154,105

	Total Italy	350,459

	Japan — 6.0%
5,000	Ajinomoto Co Inc	76,283
7	INPEX Corp	40,044
21,800	Itochu Corp	222,350
10,000	Kubota Corp	96,637
28,000	Marubeni Corp	180,807
21,000	Mitsubishi Materials Corp	59,130

See accompanying notes to the financial statements.	61

Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
13,000	Mitsubishi Corp	240,706
16,000	Mitsui Sugar Co Ltd	53,158
18,300	Mitsui & Co Ltd	257,038
20,000	Mitsui Mining & Smelting Co Ltd	40,371
7,000	Nihon Nohyaku Co Ltd	32,286
20,500	Nippon Coke & Engineering Co Ltd	25,037
15,800	Sumitomo Corp	210,311
7,000	Sumitomo Metal Mining Co Ltd	72,678

	Total Japan	1,606,836

	Mexico — 0.5%
44,700	Grupo Mexico SAB de CV Class B	133,350

	Norway — 3.1%
19,841	Austevoll Seafood ASA	84,765
1,205	Fred Olsen Energy ASA	51,203
226,866	Marine Harvest ASA *	175,869
4,385	ProSafe SE	33,484
5,499	Salmar ASA *	34,223
922	Seadrill Ltd	37,843
1,038	Songa Offshore SE *	2,391
5,043	Statoil ASA	128,947
1,462	TGS Nopec Geophysical Co ASA	42,783
5,166	Yara International ASA	252,579

	Total Norway	844,087

	Poland — 0.6%
3,103	KGHM Polska Miedz SA	121,532
195	Polskie Gornictwo Naftowe i Gazownictwo SA *	239
964	Zaklady Azotowe Pulawy SA	33,620

	Total Poland	155,391

	Russia — 2.8%
25,794	Gazprom OAO Sponsored ADR	248,257
3,198	Lukoil OAO Sponsored ADR	181,135
4,311	MMC Norilsk Nickel JSC ADR	62,923
3,192	Phosagro OAO GDR	41,051
13,519	Rosneft OJSC GDR (Registered Shares)	79,680
6,132	Surgutneftegas Sponsored ADR	53,037
1,890	Tatneft Sponsored ADR	72,057
1,684	TMK OAO (Registered Shares)	23,065

	Total Russia	761,205

	Singapore — 1.3%
26,000	China XLX Fertiliser Ltd	6,377
30,000	First Resources Ltd	50,135
413,000	Golden Agri-Resources Ltd	235,846
40,000	Indofood Agri Resources Ltd	44,900

	Total Singapore	337,258

Shares	Description	Value ($)

	South Africa — 0.3%
1,495	Exxaro Resources Ltd	26,550
515	Palabora Mining Co Ltd	4,813
1,110	Sasol Ltd	47,950

	Total South Africa	79,313

	South Korea — 0.1%
930	Poongsan Corp	24,712

	Spain — 1.2%
6,520	Endesa SA	112,464
33,714	Iberdrola SA	133,524
4,732	Repsol YPF SA	86,903

	Total Spain	332,891

	Sweden — 0.3%
5,805	Boliden AB	85,029

	Switzerland — 0.1%
809	Transocean Ltd/Switzerland	39,035

	Taiwan — 0.1%
85,000	Sinon Corp	39,122

	Thailand — 0.6%
6,250	Banpu Pcl (Foreign Registered)	89,868
6,500	PTT Exploration & Production Pcl (Foreign Registered)	30,957
4,100	PTT Pcl (Foreign Registered)	43,231

	Total Thailand	164,056

	Turkey — 0.3%
5,328	Gubre Fabrikalari TAS *	39,097
14,304	Koza Anadolu Metal Madencilik Isletmeleri AS *	32,382

	Total Turkey	71,479

	United Kingdom — 7.2%
348	Anglo Pacific Group Plc	1,291
6,029	Anglo American Plc	167,428
10,317	BHP Billiton Plc	301,940
38,268	BP Plc	268,432
9,014	Eurasian Natural Resources Corp Plc	43,248
2,019	Hargreaves Services Plc	22,975
5,343	Kazakhmys Plc	50,287
9,808	Rio Tinto Plc	428,210
6,042	Royal Dutch Shell Plc A Shares (London)	211,376
5,044	Royal Dutch Shell Plc B Shares (London)	181,970
3,501	Vedanta Resources Plc	48,218
13,919	Xstrata Plc	210,216

	Total United Kingdom	1,935,591

62	See accompanying notes to the financial statements.

Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United States — 19.7%
5,300	AGCO Corp. *	223,077
3,200	Apache Corp.	274,400
1,300	Atwood Oceanics, Inc. *	60,164
1,500	Baker Hughes, Inc.	68,400
7,800	Chesapeake Energy Corp.	150,930
5,000	Chevron Corp.	560,800
10,300	Cloud Peak Energy, Inc. *	181,177
5,600	ConocoPhillips	318,024
3,800	Deere & Co.	285,418
2,700	Devon Energy Corp.	156,141
1,700	Diamond Offshore Drilling, Inc.	113,934
1,300	Energen Corp.	66,365
5,700	Exxon Mobil Corp.	497,610
12,900	Freeport–McMoRan Copper & Gold, Inc.	465,819
5,700	Green Plains Renewable Energy, Inc. *	26,220
2,100	Halliburton Co.	68,796
4,600	Helix Energy Solutions Group, Inc. *	81,052
2,900	Hess Corp.	146,537
200	James River Coal Co. *	570
8,300	Kodiak Oil & Gas Corp *	74,202
8,100	Marathon Oil Corp.	225,342
2,700	Mosaic Co. (The)	156,357
1,800	Murphy Oil Corp.	92,394
9,500	Nabors Industries Ltd. *	140,315
3,800	NextEra Energy, Inc.	255,778
3,800	Noble Corp. *	144,932
900	Occidental Petroleum Corp.	76,509
100	Parker Drilling Co. *	414
4,900	Patterson-UTI Energy, Inc.	74,431
6,400	Peabody Energy Corp.	138,432
600	SEACOR Holdings, Inc. *	51,606
2,500	Stone Energy Corp. *	58,825
1,700	Tetra Technologies, Inc. *	10,897
1,900	Unit Corp. *	75,582

	Total United States	5,321,450

	TOTAL COMMON STOCKS (COST $16,353,435)	16,440,470

	PREFERRED STOCKS — 3.4%

	Brazil — 3.1%
29,100	Petroleo Brasileiro SA (Petrobras) 0.60%	297,465
33,587	Vale SA 6.41%	549,001

	Total Brazil	846,466

	Russia — 0.3%
111,859	Surgutneftegaz OJSC 11.11%	72,198

	TOTAL PREFERRED STOCKS (COST $963,509)	918,664

Par Value		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.8%

		Time Deposits — 0.8%
USD	220,058	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.07%, due 09/03/12	220,058
CAD	537	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.19%, due 09/03/12	544
HKD	8,914	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	1,149

		Total Time Deposits	221,751

		TOTAL SHORT-TERM INVESTMENTS (COST $221,751)	221,751

		TOTAL INVESTMENTS — 65.1% (Cost $17,538,695)	17,580,885
		Other Assets and Liabilities (net) — 34.9%	9,419,846

		TOTAL NET ASSETS — 100.0%	$27,000,731

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 71.

See accompanying notes to the financial statements.	63

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.2%
Mutual Funds	1.5
Preferred Stocks	0.5
Short-Term Investments	0.5
Other	0.3

100.0%

Country Summary*	% of Investments
Japan	24.8%
United Kingdom	22.8
France	12.3
Germany	7.5
Italy	5.8
Spain	5.4
Australia	4.4
Switzerland	3.1
Canada	2.8
Singapore	2.2
Netherlands	1.8
Belgium	1.6
Denmark	1.0
Hong Kong	0.8
Ireland	0.8
Sweden	0.7
Austria	0.6
Finland	0.5
New Zealand	0.5
Portugal	0.3
Greece	0.2
Norway	0.1
Malta	0.0 ^

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	14.7%
Energy	13.1
Telecommunication Services	10.3
Capital Goods	8.6
Banks	7.0
Utilities	6.9
Food, Beverage & Tobacco	6.9
Materials	4.5
Insurance	4.0
Automobiles & Components	3.4
Retailing	3.3
Real Estate	2.1
Transportation	2.1
Food & Staples Retailing	2.1
Software & Services	1.5
Consumer Durables & Apparel	1.5
Diversified Financials	1.5
Consumer Services	1.3
Health Care Equipment & Services	1.0
Household & Personal Products	1.0
Technology Hardware & Equipment	0.9
Commercial & Professional Services	0.9
Media	0.8
Semiconductors & Semiconductor Equipment	0.6

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

64

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Australia — 4.3%
34,060	ALS Ltd (Queensland)	292,333
393,446	Arrium Ltd	264,550
17,109	BHP Billiton Ltd	566,524
785,242	BlueScope Steel Ltd *	273,427
11,506	Commonwealth Bank of Australia	652,934
28,656	CSL Ltd	1,318,863
323,588	Dexus Property Group (REIT)	320,247
314,641	Goodman Fielder Ltd *	168,976
54,055	Goodman Group (REIT)	223,436
208,698	GPT Group (REIT)	757,497
26,449	Macquarie Group Ltd	738,994
380,121	Mirvac Group (REIT)	531,980
262,358	QBE Insurance Group Ltd	3,547,631
7,458	Rio Tinto Ltd	383,018
281,411	Stockland (REIT)	927,366
107,880	TABCORP Holdings Ltd	326,108
167,001	Tatts Group Ltd	469,961
1,284,550	Telstra Corp Ltd	5,112,540
23,590	Wesfarmers Ltd	844,564
100,610	Westpac Banking Corp	2,585,571

	Total Australia	20,306,520

	Austria — 0.6%
8,935	Andritz AG	460,208
88,088	Immofinanz AG (Entitlement Shares) *	—
42,348	OMV AG	1,403,148
6,169	Raiffeisen International Bank Holding	205,711
27,079	Voestalpine AG	775,416

	Total Austria	2,844,483

	Belgium — 1.6%
41,633	Ageas	924,905
58,909	Anheuser-Busch InBev NV	4,956,156
34,388	Belgacom SA	1,018,546
6,260	Delhaize Group	247,946
6,642	Mobistar SA	210,129

	Total Belgium	7,357,682

	Canada — 2.7%
9,300	Alimentation Couche Tard Inc	473,043
6,900	Bank of Montreal	403,325
12,800	BCE Inc	569,004
52,600	Canadian Natural Resources Ltd	1,600,278
20,000	Canadian Oil Sands Ltd	426,883
6,100	Canadian Tire Corp Ltd	441,032
16,800	Canadian National Railway Co	1,537,266
2,800	Canadian Pacific Railway Ltd	231,442
30,000	Enbridge Inc	1,181,131

Shares	Description	Value ($)

	Canada — continued
32,400	Encana Corp	717,188
35,400	First Quantum Minerals Ltd	681,964
36,100	Husky Energy Inc	954,732
56,100	Manulife Financial Corp	628,297
10,100	Metro Inc Class A	586,686
13,800	Royal Bank of Canada	772,352
7,900	Shoppers Drug Mart Corp	335,715
61,700	Sun Life Financial Inc	1,440,241

	Total Canada	12,980,579

	Denmark — 1.0%
29,143	Novo-Nordisk A/S Class B	4,578,593

	Finland — 0.5%
7,256	Nokian Renkaat Oyj	284,787
660,969	Nokia Oyj	1,864,367

	Total Finland	2,149,154

	France — 12.0%
110,511	Air France–KLM *	555,622
20,016	ArcelorMittal	296,005
6,500	Arkema	552,576
80,477	AXA	1,160,310
44,248	BNP Paribas	1,915,060
14,703	Bouygues SA	365,393
30,147	Carrefour SA	630,885
12,581	Dassault Systemes SA	1,219,769
12,316	Essilor International SA	1,074,110
1,613	Esso SAF	118,334
55,092	European Aeronautic Defense and Space Co NV	2,096,814
92,696	France Telecom SA	1,280,035
17,581	GDF Suez	432,142
16,002	GDF Suez VVPR Strip *	20
8,403	Gemalto NV	664,880
7,214	L’Oreal SA	885,997
12,851	Lagardere SCA	360,617
4,045	NYSE Euronext	98,989
44,053	PagesJaunes Groupe *	78,661
10,995	Pernod-Ricard SA	1,183,409
151,533	Peugeot SA *	1,143,478
4,589	Publicis Groupe SA	237,887
1,497	Remy Cointreau SA	170,848
60,370	Renault SA	2,815,441
10,990	Safran SA	384,232
185,989	Sanofi	15,213,878
4,987	Technip SA	524,051
382,270	Total SA	19,058,731
74,910	Vivendi SA	1,466,087

See accompanying notes to the financial statements.	65

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	France — continued
9,378	Zodiac Aerospace	892,837

	Total France	56,877,098

	Germany — 6.8%
8,995	Adidas AG	703,718
15,996	Aurubis AG	865,130
5,373	Bayerische Motoren Werke AG	388,557
18,094	Bayer AG (Registered)	1,401,192
9,725	Beiersdorf AG	696,158
5,042	Bilfinger & Berger SE	423,184
15,648	Celesio AG	285,705
7,908	Continental AG	784,601
41,103	Deutsche Lufthansa AG (Registered)	506,340
15,683	Deutsche Bank AG (Registered)	555,951
45,524	Deutsche Post AG (Registered)	883,022
8,074	Duerr AG	530,826
489,780	E.ON AG	11,240,249
24,753	Freenet AG	379,087
7,435	Fresenius SE & Co KGaA	792,444
20,402	GEA Group AG	537,650
7,216	Hannover Rueckversicherung AG (Registered)	440,102
8,514	HeidelbergCement AG	428,988
5,776	Hugo Boss AG	533,457
7,275	Kabel Deutschland Holding AG *	481,381
4,274	Lanxess AG	323,686
8,577	Leoni AG	320,681
5,421	Merck KGaA	619,299
9,832	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,452,942
71,557	RWE AG	2,995,240
9,503	Salzgitter AG	349,477
38,280	SAP AG	2,515,048
25,341	Suedzucker AG	848,856

	Total Germany	32,282,971

	Greece — 0.2%
114,441	OPAP SA	796,616
67,267	Public Power Corp SA *	222,711

	Total Greece	1,019,327

	Hong Kong — 0.8%
13,000	Cheung Kong Holdings Ltd	177,831
141,400	CLP Holdings Ltd	1,179,414
157,320	Esprit Holdings Ltd	242,272
292,380	Hong Kong & China Gas	687,879
449,000	Pacific Basin Shipping Ltd	187,824
53,500	Power Assets Holdings Ltd	434,092
29,050	Swire Properties Ltd	83,291
26,000	Swire Pacific Ltd	308,753

Shares	Description	Value ($)

	Hong Kong — continued
113,000	Yue Yuen Industrial Holdings	328,703

	Total Hong Kong	3,630,059

	Ireland — 0.8%
57,269	C&C Group Plc	259,803
49,555	CRH Plc	872,787
12,644	DCC Plc	330,205
23,489	Elan Corp Plc *	267,231
20,447	Kerry Group Plc Class A	979,437
12,566	Paddy Power Plc	889,146
28,048	Smurfit Kappa Group Plc	228,823

	Total Ireland	3,827,432

	Italy — 5.6%
26,573	Azimut Holding SPA	281,529
25,306	Campari	173,772
13,208	Danieli & Co SPA-RSP	162,445
2,207,751	Enel SPA	7,263,009
365,274	ENI SPA	8,059,672
21,035	Exor SPA	501,337
87,475	Fiat Industrial SPA	878,599
116,780	Fiat SPA *	634,673
215,644	Finmeccanica SPA *	955,100
407,584	Intesa San Paolo	638,707
21,040	Luxottica Group SPA	764,578
141,465	Mediolanum SPA	552,580
93,823	Pirelli & C SPA	1,030,168
25,205	Recordati SPA	180,712
2,290,066	Telecom Italia SPA	2,127,698
2,199,931	Telecom Italia SPA-Di RISP	1,739,797
145,093	Terna SPA	503,547
2,674	Tod’s SPA	284,001

	Total Italy	26,731,924

	Japan — 24.2%
566	Accordia Golf Co Ltd	362,304
150	Advance Residence Investment Corp (REIT)	302,508
16,700	Advantest Corp	244,479
169,400	Aeon Co Ltd	1,950,754
42,000	Ajinomoto Co Inc	640,777
14,300	Alfresa Holdings Corp	707,639
50,000	Anritsu Corp	605,735
46,600	Asahi Breweries Ltd	1,130,873
47,300	Astellas Pharma Inc	2,316,119
74	Central Japan Railway Co	645,084
205,000	Cosmo Oil Co Ltd	395,006
23,900	Credit Saison Co Ltd	561,710
72,800	Daiei Inc *	161,342
12,000	Daihatsu Motor Co Ltd	196,914
239,000	Daikyo Inc	577,091

66	See accompanying notes to the financial statements.

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
35,700	Daito Trust Construction Co Ltd	3,495,568
24,400	Dena Co Ltd	680,013
13,500	East Japan Railway Co	906,313
51,300	Edion Corp	226,319
31,900	Eisai Co Ltd	1,459,590
22,600	Electric Power Development Co Ltd	541,732
6,400	Fast Retailing Co Ltd	1,498,107
178,000	Fuji Electric Co Ltd	354,401
77,000	Fuji Heavy Industries Ltd	618,805
17,900	Fuji Oil Co Ltd	239,398
60,000	Hanwa Co Ltd	203,256
639,000	Haseko Corp *	400,960
23,600	Hosiden Corp	121,898
5,700	Idemitsu Kosan Co Ltd	459,558
69	INPEX Corp	394,715
165,000	Isuzu Motors Ltd	846,297
252,000	Itochu Corp	2,570,288
368	Japan Retail Fund Investment Corp (REIT)	630,087
86,200	Japan Tobacco Inc	2,613,690
45,900	JFE Holdings Inc	583,182
544,000	JX Holdings Inc	2,832,489
32,460	K’s Holdings Corp	927,211
486,000	Kajima Corp	1,351,723
52,000	Kamigumi Co Ltd	419,228
31,000	Kao Corp	938,357
429,000	Kawasaki Kisen Kaisha Ltd *	578,484
688	KDDI Corp	4,935,493
34,000	Kinugawa Rubber Industrial Co Ltd	223,667
246,000	Kobe Steel Ltd	189,886
18,800	Kohnan Shoji Co Ltd	227,129
13,000	Kyudenko Corp	66,048
20,900	Lawson Inc	1,602,626
131,400	Leopalace21 Corp *	427,467
21,000	Look Inc	188,491
272,000	Marubeni Corp	1,756,407
300,000	Mazda Motor Corp *	362,232
71,500	Medipal Holdings Corp	1,026,907
5,700	Misawa Homes Co Ltd	81,848
255,000	Mitsubishi Chemical Holdings Corp	992,213
161,300	Mitsubishi Corp	2,986,605
13,330	Mitsubishi UFJ Lease & Finance Co Ltd	576,359
95,800	Mitsui & Co Ltd	1,345,589
296,000	Mitsui Mining & Smelting Co Ltd	597,496
112,000	Mitsui OSK Lines Ltd	282,247
1,595,900	Mizuho Financial Group Inc	2,576,853
16,100	Nagase & Co	188,561
41,500	Namco Bandai Holdings Inc	658,039
41,200	Net One Systems Co Ltd	546,001
42,600	Nikon Corp	1,182,528
5,300	Nintendo Co Ltd	597,779

Shares	Description	Value ($)

	Japan — continued
52,500	Nippon Coke & Engineering Co Ltd	64,119
34,000	Nippon Corp	373,072
250,000	Nippon Light Metal Co Ltd	250,772
30,800	Nippon Paper Group Inc	365,430
325,000	Nippon Steel Corp	631,136
126,300	Nippon Telegraph & Telephone Corp	5,856,345
319,000	Nippon Yusen Kabushiki Kaisha	647,866
51,700	Nipro Corp	307,515
241,000	Nisshin Steel Co Ltd	229,002
24,000	Nisshinbo Holdings Inc	151,721
11,350	Nitori Holdings Co Ltd	1,138,115
8,600	Nitto Denko Corp	399,061
948	NTT Docomo Inc	1,615,009
159,000	Obayashi Corp	693,146
31,000	Odakyu Electric Railway Co Ltd	329,660
10,900	Ono Pharmaceutical Co Ltd	678,424
4,100	Oriental Land Co Ltd	553,442
7,800	Otsuka Holdings Co Ltd	238,373
31,000	Pacific Metals Co Ltd	100,014
168,000	Penta Ocean Construction Co Ltd	393,190
14,930	Point Inc	536,225
727,300	Resona Holdings Inc	2,846,835
32,000	Ricoh Company Ltd	253,204
65,000	Round One Corp	317,807
9,500	Ryohin Keikaku Co Ltd	585,610
7,600	Ryosan Co	139,594
22,700	Sankyo Co Ltd	1,051,307
71,200	Sapporo Hokuyo Holdings Inc	182,573
22,300	Sega Sammy Holdings Inc	464,129
35,100	Seven & I Holdings Co Ltd	1,068,036
4,600	Shimamura Co Ltd	547,116
30,000	Shizuoka Bank Ltd (The)	312,236
28,900	SoftBank Corp	1,181,912
449,400	Sojitz Corp	604,468
242,000	Sumitomo Light Metal Industries Ltd	214,132
278,900	Sumitomo Corp	3,712,396
35,000	Sumitomo Metal Mining Co Ltd	363,390
35,100	Sumitomo Mitsui Financial Group Inc	1,093,219
18,600	Suzuken Co Ltd	631,794
68,000	SxL Corp *	124,687
484,000	Taiheiyo Cement Co Ltd	1,048,197
443,000	Taisei Corp	1,209,160
22,400	Taiyo Yuden Co Ltd	195,832
119,000	Takeda Pharmaceutical Co Ltd	5,594,609
40,000	Tobu Railway Co Ltd	222,809
74,000	Tokuyama Corp	156,719
103,200	Tokyo Electric Power Co Inc (The) *	172,871
131,000	Tokyo Tatemono Co Ltd *	436,565
69,000	TonenGeneral Sekiyu KK	584,589
182,000	Tosoh Corp	385,230

See accompanying notes to the financial statements.	67

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
113,800	Toyota Motor Corp	4,525,269
75,500	Toyota Tsusho Corp	1,547,697
19,300	Unicharm Corp	1,124,273
95,200	UNY Co Ltd	792,881
8,120	USS Co Ltd	875,579
132	Wacom Co Ltd	298,570
17,100	West Japan Railway Co	749,634
2,471	Yahoo Japan Corp	853,007
48,490	Yamada Denki Co Ltd	2,340,896

	Total Japan	114,668,944

	Malta — 0.0%
1,718,063	BGP Holdings Plc *	—

	Netherlands — 1.8%
302,831	Aegon NV	1,554,474
48,655	ASML Holding NV	2,760,984
11,201	CSM NV	189,015
32,248	Delta Lloyd NV	445,079
158,345	ING Groep NV *	1,207,259
32,472	Koninklijke Ahold NV	401,598
80,636	Koninklijke BAM Groep NV	230,386
40,374	Unilever NV	1,408,055
5,267	Vopak	337,961

	Total Netherlands	8,534,811

	New Zealand — 0.5%
148,329	Chorus Ltd *	401,992
76,915	Fletcher Building Ltd	411,920
805,454	Telecom Corp of New Zealand	1,594,399

	Total New Zealand	2,408,311

	Norway — 0.1%
17,754	Statoil ASA	453,960

	Portugal — 0.3%
578,285	EDP - Energias de Portugal SA	1,410,691
11,024	Jeronimo Martins SGPS SA	184,324

	Total Portugal	1,595,015

	Singapore — 2.1%
208,000	CapitaCommercial Trust (REIT)	237,143
522,000	Ezra Holdings Ltd *	451,312
3,889,000	Golden Agri-Resources Ltd	2,220,833
198,000	Ho Bee Investment Ltd	204,323
370,200	Jaya Holdings Ltd *	163,697
255,000	LionGold Corp Ltd *	253,811
605,000	Noble Group Ltd	584,212
111,000	Singapore Exchange Ltd	628,301

Shares	Description	Value ($)

	Singapore — continued
250,000	Singapore Press Holdings Ltd	796,371
998,670	Singapore Telecommunications	2,717,679
380,000	Straits Asia Resources Ltd	571,571
2	Suntec Real Estate Investment Trust (REIT)	2
341,067	Swiber Holdings Ltd *	162,309
41,000	United Overseas Land	173,709
15,000	United Overseas Bank Ltd	230,133
34,000	Venture Corp Ltd	212,141
448,000	Yangzijiang Shipbuilding Holdings Ltd	355,028

	Total Singapore	9,962,575

	Spain — 5.3%
19,427	Abengoa SA	335,431
316,674	Banco Bilbao Vizcaya Argentaria SA	2,408,858
1,000,178	Banco Santander SA	7,117,107
85,433	Distribuidora Internacional de Alimentacion SA	453,110
23,545	Ferrovial SA	277,514
10,591	Fomento de Construcciones y Contratas SA	132,966
144,551	Gas Natural SDG SA	1,781,055
36,407	Grifols SA *	1,024,609
3,640	Grifols SA Class B *	74,559
475,169	Iberdrola SA	1,881,909
14,783	Inditex SA	1,641,761
106,062	Repsol YPF SA	1,947,814
484,252	Telefonica SA	6,119,840

	Total Spain	25,196,533

	Sweden — 0.7%
11,946	Atlas Copco AB Class A	266,709
51,797	Investor AB B Shares	1,072,043
22,634	Svenska Handelsbanken AB Class A	787,654
39,276	Swedbank AB Class A	685,960
14,190	Swedish Match AB	589,281

	Total Sweden	3,401,647

	Switzerland — 3.0%
57,550	Nestle SA (Registered)	3,575,214
82,424	Novartis AG (Registered)	4,860,595
24,203	Roche Holding AG (Non Voting)	4,399,950
14,245	Swiss Re AG	891,481
1,817	Zurich Financial Services AG *	436,112

	Total Switzerland	14,163,352

	United Kingdom — 22.3%
47,044	3i Group Plc	153,718
81,556	Aberdeen Asset Management Plc	361,126
27,126	Admiral Group Plc	510,398
54,276	Aegis Group Plc	204,571

68	See accompanying notes to the financial statements.

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
38,511	Aggreko Plc	1,441,573
79,832	Amlin Plc	489,387
20,070	Associated British Foods Plc	421,683
307,031	AstraZeneca Plc	14,361,914
149,674	Aviva Plc	775,745
22,940	Babcock International Group Plc	340,835
754,514	BAE Systems Plc	3,814,519
141,055	Balfour Beatty Plc	627,716
1,501,368	Barclays Plc	4,369,482
1,177,701	BP Plc	8,261,010
51,489	British American Tobacco Plc	2,698,488
541,285	BT Group Plc	1,869,747
48,221	Bunzl Plc	860,533
197,295	Cobham Plc	686,246
26,105	Cookson Group Plc	248,073
13,123	Croda International Plc	490,474
204,750	Diageo Plc	5,596,726
109,615	Drax Group Plc	810,603
39,578	Experian Plc	630,755
168,965	FirstGroup Plc	657,018
394,911	GlaxoSmithKline Plc	8,951,116
486,617	Home Retail Group Plc	724,145
11,277	IMI Plc	153,939
92,859	Inchcape Plc	542,921
24,398	InterContinental Hotels Group Plc	622,129
19,345	Intertek Group Plc	864,642
13,243	Johnson Matthey Plc	505,159
809,686	Legal & General Group Plc	1,645,119
3,796,074	Lloyds Banking Group Plc *	2,003,253
49,343	Next Plc	2,799,995
141,702	Old Mutual Plc	374,291
13,152	Petrofac Ltd	313,471
141,832	Premier Foods Plc *	132,168
87,698	Prudential Plc	1,095,509
14,075	Punch Taverns Plc *	1,522
2,182	Randgold Resources Ltd	223,547
119,703	Rio Tinto Plc	5,226,140
182,835	Rolls-Royce Holdings Plc *	2,381,946
116,338	Royal Bank of Scotland Group Plc *	417,968
88,149	Royal Dutch Shell Group Class A (Amsterdam)	3,083,401
63,625	Royal Dutch Shell Plc A Shares (London)	2,225,882
130,964	Royal Dutch Shell Plc B Shares (London)	4,724,742
24,365	SABMiller Plc	1,074,985
81,234	Sage Group Plc (The)	381,940
26,613	Scottish & Southern Energy Plc	578,452
12,729	Shire Plc	385,351
186,750	Spirit Pub Co Plc	165,266
68,729	Tate & Lyle Plc	716,176
686,756	Thomas Cook Group Plc *	177,885

Shares / Par Value		Description	Value ($)

		United Kingdom — continued
	11,954	Travis Perkins Plc	194,683
	175,265	TUI Travel Plc	590,151
	2,677,991	Vodafone Group Plc	7,723,201
	204,479	William Hill Plc	973,875
	29,889	Wolseley Plc	1,205,603
	105,966	WPP Plc	1,372,952
	26,746	Xstrata Plc	403,939

		Total United Kingdom	105,639,804

		TOTAL COMMON STOCKS (COST $428,916,093)	460,610,774

		PREFERRED STOCKS — 0.5%

		Germany — 0.5%
	14,850	Henkel AG & Co KGaA 1.33%	1,120,211
	28,477	Porsche Automobil Holding SE 1.84%	1,468,900

		Total Germany	2,589,111

		TOTAL PREFERRED STOCKS (COST $2,487,052)	2,589,111

		MUTUAL FUNDS — 1.5%

		United States — 1.5%
		Affiliated Issuers
	275,640	GMO U.S. Treasury Fund	6,891,000

		TOTAL MUTUAL FUNDS (COST $6,891,000)	6,891,000

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
CAD	26,676	Bank of America (Charlotte) Time Deposit, 0.19%, due 09/03/12	27,061
CHF	9,748	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	10,210
DKK	60,390	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.49)%, due 09/03/12	10,194
EUR	5,153	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.04)%, due 09/03/12	6,482
GBP	6,388	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/03/12	10,143
HKD	327,694	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	42,251
NZD	12,430	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.65%, due 09/03/12	9,986
SEK	66,975	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 09/03/12	10,114
SGD	19,950	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/12	16,005

See accompanying notes to the financial statements.	69

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)

		Time Deposits — continued
JPY	1,906,550	Citibank (New York) Time Deposit, 0.01%, due 09/03/12	24,351
AUD	57,770	JPMorgan Chase (New York) Time Deposit, 2.65%, due 09/03/12	59,685
NOK	145,320	JPMorgan Chase (New York) Time Deposit, 0.50%, due 09/03/12	25,075
USD	2,078,930	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 09/03/12	2,078,930

		Total Time Deposits	2,330,487

		TOTAL SHORT-TERM INVESTMENTS (COST $2,330,487)	2,330,487

		TOTAL INVESTMENTS — 99.7% (Cost $440,624,632)	472,421,372
		Other Assets and Liabilities (net) — 0.3%	1,239,514

		TOTAL NET ASSETS — 100.0%	$473,660,886

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 71.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-traded Fund

EURIBOR - Euro Interbank Offered Rate

FDR - Fiduciary Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

In the tables showing Forward Currency Contracts and Futures Contracts, Value represents the notional amount of each position in U.S. Dollars.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited)

	Currency Hedged International Equity Fund	Developed World Stock Fund	Flexible Equities Fund	International Core Equity Fund	International Growth Equity Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$28,826,943	$329,661,661	$900,596,945	$3,841,040,108	$2,213,428,436
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	3,061,715,734	9,485,325	—	73,117,056	52,939,000
Foreign currency, at value (Note 2)(c)	—	291	—	1,095	1,447
Receivable for investments sold	—	—	2,932,368	—	263,249
Receivable for Fund shares sold	698,019	—	3,002,488	64	717,737
Dividends and interest receivable	—	906,726	1,786,992	12,913,789	5,685,958
Foreign taxes receivable	—	77,590	—	2,884,415	3,580,311
Unrealized appreciation on open forward currency contracts (Note 4)	1,879,479	78,903	1,477,232	2,011,119	1,069,168
Due from broker on open futures contracts	—	933,238	602,684	22,259,338	10,396,683
Receivable for variation margin on open futures contracts (Note 4)	—	—	—	139,328	275,159
Receivable for expenses reimbursed by Manager (Note 5)	1,569,229	30,814	55,893	163,463	110,112
Miscellaneous receivable	—	997	—	30,535	181,768

Total assets	3,094,689,404	341,175,545	910,454,602	3,954,560,310	2,288,649,028

Liabilities:
Payable for investments purchased	—	—	—	—	275,879
Payable for Fund shares repurchased	21,278,287	—	417,000	1,295,722	4,336,631
Accrued capital gain taxes payable (Note 2)	—	—	—	—	683
Payable to affiliate for (Note 5):
Management fee	1,422,327	129,543	447,789	1,271,322	965,795
Shareholder service fee	395,091	34,797	51,050	284,547	189,774
Payable for foreign currency purchased	—	—	12,255	—	—
Payable for variation margin on open futures contracts (Note 4)	—	122,917	485,560	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	17,431,925	248,201	722,668	2,275,030	1,731,491
Payable for open swap contracts (Note 4)	—	—	—	36,701	—
Agents unaffiliated with the Manager	—	62	217	682	465
Accrued expenses	247,275	120,001	229,758	659,953	555,752

Total liabilities	40,774,905	655,521	2,366,297	5,823,957	8,056,470

Net assets	$3,053,914,499	$340,520,024	$908,088,305	$3,948,736,353	$2,280,592,558

(a) Cost of investments – unaffiliated issuers:	$28,826,943	$314,531,009	$953,742,313	$3,995,465,372	$2,063,869,356
(b) Cost of investments – affiliated issuers:	$2,907,586,738	$9,487,057	$—	$73,132,048	$52,939,000
(c) Cost of foreign currency:	$—	$290	$—	$1,094	$1,446

72	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Currency Hedged International Equity Fund	Developed World Stock Fund	Flexible Equities Fund	International Core Equity Fund	International Growth Equity Fund
Net assets consist of:
Paid-in capital	$2,850,027,331	$424,366,895	$1,013,070,606	$5,164,509,087	$2,662,441,535
Accumulated undistributed net investment income	35,554,511	4,582,766	—	48,431,256	33,553,311
Distributions in excess of net investment income	—	—	(39,417,911)	—	—
Accumulated net realized gain (loss)	29,756,063	(103,862,957)	(12,366,336)	(1,120,202,250)	(568,482,001)
Net unrealized appreciation (depreciation)	138,576,594	15,433,320	(53,198,054)	(144,001,740)	153,079,713

	$3,053,914,499	$340,520,024	$908,088,305	$3,948,736,353	$2,280,592,558

Net assets attributable to:
Class III shares	$3,053,914,499	$142,193,644	$75,466,149	$857,158,747	$316,943,437

Class IV shares	$—	$198,326,380	$—	$1,026,790,325	$1,963,649,121

Class VI shares	$—	$—	$832,622,156	$2,064,787,281	$—

Shares outstanding:
Class III	137,973,353	7,792,588	4,523,560	32,305,838	13,864,995

Class IV	—	10,859,541	—	38,714,707	85,892,882

Class VI	—	—	49,878,538	77,923,077	—

Net asset value per share:
Class III	$22.13	$18.25	$16.68	$26.53	$22.86

Class IV	$—	$18.26	$—	$26.52	$22.86

Class VI	$—	$—	$16.69	$26.50	$—

See accompanying notes to the financial statements.	73

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	International Intrinsic Value Extended Markets Fund	International Intrinsic Value Fund	International Small Companies Fund	Resources Fund	Tax-Managed International Equities Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$284,940,648	$8,529,470,470	$349,737,982	$17,580,885	$465,530,372
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	8,438,000	73,117,523	5,641,000	—	6,891,000
Foreign currency, at value (Note 2)(c)	32,514	—	535,459	6,317	1,230
Receivable for investments sold	—	844,774	150,048	—	—
Receivable for Fund shares sold	—	1,815,292	—	14,178,808	—
Dividends receivable	1,046,513	27,055,274	971,986	48,761	1,526,350
Foreign taxes receivable	112,981	4,270,196	132,121	888	350,157
Unrealized appreciation on open forward currency contracts (Note 4)	22,479	594,924	97,541	—	—
Due from broker on open futures contracts (Note 2)	841,987	32,879,909	3,307,870	—	—
Receivable for variation margin on open futures contracts (Note 4)	41,235	2,470,999	68,840	—	—
Receivable for expenses reimbursed by Manager (Note 5)	59,396	178,281	102,951	28,280	44,454
Miscellaneous receivable	882	7,632	594	42,664	720

Total assets	295,536,635	8,672,705,274	360,746,392	31,886,603	474,344,283

Liabilities:
Foreign currency due to custodian	—	4,111	—	—	—
Payable for investments purchased	—	895,710	205,509	4,818,075	—
Payable for Fund shares repurchased	—	5,735,959	1,005	—	219,238
Accrued capital gain taxes payable (Note 2)	—	2,050	—	—	239
Payable to affiliate for (Note 5):
Management fee	125,759	3,655,911	182,341	5,505	200,746
Shareholder service fee	22,637	769,058	45,585	1,651	60,224
Administration fee – Class M	—	1,919	—	—	—
Payable for 12b-1 fee – Class M	—	4,724	—	—	—
Payable for foreign currency purchased	—	—	—	319	—
Unrealized depreciation on open forward currency contracts (Note 4)	301,359	4,312,873	168,649	—	—
Payable for open swap contracts (Note 4)	—	58,947	—	—	—
Miscellaneous payable	3,213	—	—	—	212
Agents unaffiliated with the Manager	31	1,147	62	—	93
Accrued expenses	264,348	1,143,330	557,143	60,322	202,645

Total liabilities	717,347	16,585,739	1,160,294	4,885,872	683,397

Net assets	$294,819,288	$8,656,119,535	$359,586,098	$27,000,731	$473,660,886

(a) Cost of investments – unaffiliated issuers:	$304,520,339	$8,821,427,129	$362,375,188	$17,538,695	$433,733,632
(b) Cost of investments – affiliated issuers:	$8,438,000	$73,143,485	$5,641,000	$—	$6,891,000
(c) Cost of foreign currency:	$32,893	$—	$544,575	$6,303	$1,217

74	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	International Intrinsic Value Extended Markets Fund	International Intrinsic Value Fund	International Small Companies Fund	Resources Fund	Tax-Managed International Equities Fund
Net assets consist of:
Paid-in capital	$313,942,464	$10,301,702,258	$401,314,495	$26,810,710	$534,895,240
Accumulated undistributed net investment income	5,629,710	102,882,781	275,586	152,596	6,140,347
Accumulated net realized loss	(5,497,083)	(1,472,922,955)	(30,586,003)	(4,035)	(99,167,407)
Net unrealized appreciation (depreciation)	(19,255,803)	(275,542,549)	(11,417,980)	41,460	31,792,706

	$294,819,288	$8,656,119,535	$359,586,098	$27,000,731	$473,660,886

Net assets attributable to:
Class II shares	$—	$168,033,450	$—	$—	$—

Class III shares	$—	$1,853,666,713	$359,586,098	$27,000,731	$473,660,886

Class IV shares	$294,819,288	$6,623,267,493	$—	$—	$—

Class M shares	$—	$11,151,879	$—	$—	$—

Shares outstanding:
Class II	—	8,737,122	—	—	—

Class III	—	95,350,845	51,021,418	1,346,550	35,092,033

Class IV	31,577,652	340,997,344	—	—	—

Class M	—	582,294	—	—	—

Net asset value per share:
Class II	$—	$19.23	$—	$—	$—

Class III	$—	$19.44	$7.05	$20.05	$13.50

Class IV	$9.34	$19.42	$—	$—	$—

Class M	$—	$19.15	$—	$—	$—

See accompanying notes to the financial statements.	75

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited)

	Currency Hedged International Equity Fund	Developed World Stock Fund	Flexible Equities Fund	International Core Equity Fund	International Growth Equity Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (a)	$—	$5,945,327	$17,237,926	$88,983,387	$52,255,911
Dividends from affiliated issuers (Note 10)	40,619,187	4,652	—	34,438	28,199
Interest	8,716	—	7,719	22,861	10,123

Total investment income	40,627,903	5,949,979	17,245,645	89,040,686	52,294,233

Expenses:
Management fee (Note 5)	7,126,131	756,752	3,179,131	7,423,419	6,540,390
Shareholder service fee – Class III (Note 5)	1,979,481	106,483	62,892	641,076	261,277
Shareholder service fee – Class IV (Note 5)	—	97,178	—	455,128	1,020,504
Shareholder service fee – Class VI (Note 5)	—	—	294,853	561,247	—
Audit and tax fees	27,048	37,352	38,088	40,572	39,192
Custodian and fund accounting agent fees	77,280	108,008	218,224	818,248	529,184
Legal fees	31,648	4,508	16,907	54,280	39,468
Registration fees	3,496	1,288	13,340	8,188	—
Transfer agent fees	13,708	21,252	22,172	25,760	22,632
Trustees fees and related expenses (Note 5)	16,284	2,300	8,556	26,404	19,688
Miscellaneous	15,746	12,276	29,596	46,427	39,135

Total expenses	9,290,822	1,147,397	3,883,759	10,100,749	8,511,470
Fees and expenses reimbursed by Manager (Note 5)	(164,043)	(183,974)	(335,266)	(982,986)	(662,929)
Expense reductions (Note 2)	(12)	—	(35)	(14)	(24)
Indirectly incurred fees waived or borne by Manager (Note 5)	(6,441,413)	—	—	—	—
Shareholder service fee waived (Note 5)	(1,159,454)	—	—	—	—

Net expenses	1,525,900	963,423	3,548,458	9,117,749	7,848,517

Net investment income (loss)	39,102,003	4,986,556	13,697,187	79,922,937	44,445,716

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	2,420,533	(10,887,091)	(1,721,231)	7,268,734
Investments in affiliated issuers	(148,655)	—	—	(12,000)	(22,037)
Futures contracts	—	(524,117)	(5,882,708)	(4,204,456)	12,166,065
Swap agreements	—	—	—	(72,191)	—
Foreign currency, forward contracts and foreign currency related transactions	40,742,695	1,141,357	23,525,861	4,683,263	3,982,519

Net realized gain (loss)	40,594,040	3,037,773	6,756,062	(1,326,615)	23,395,281

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	(7,020,630)	(116,158,968)	(187,119,811)	(51,711,498)
Investments in affiliated issuers	(1,622,306)	1,684	—	12,000	22,038
Futures contracts	—	(618,456)	(2,358,002)	(4,367,069)	(10,448,766)
Swap agreements	—	—	—	51,348	—
Foreign currency, forward contracts and foreign currency related transactions	(11,542,787)	(307,653)	(47,177,747)	(2,291,751)	919,037

Net unrealized gain (loss)	(13,165,093)	(7,945,055)	(165,694,717)	(193,715,283)	(61,219,189)

Net realized and unrealized gain (loss)	27,428,947	(4,907,282)	(158,938,655)	(195,041,898)	(37,823,908)

Net increase (decrease) in net assets resulting from operations	$66,530,950	$79,274	$(145,241,468)	$(115,118,961)	$6,621,808

(a) Withholding tax:	$—	$367,655	$1,297,240	$8,671,196	$4,477,479

76	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited) — (Continued)

International Intrinsic Value Extended Markets Fund*		International Intrinsic Value Fund	International Small Companies Fund	Resources Fund	Tax-Managed International Equities Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (a)	$6,450,530	$161,963,161	$7,640,419	$198,422	$10,901,626
Dividends from affiliated issuers (Note 10)	2,833	35,194	3,095	—	3,409
Interest	1,603	4,692	5,968	148	1,392

Total investment income	6,454,966	162,003,047	7,649,482	198,570	10,906,427

Expenses:
Management fee (Note 5)	690,815	18,532,854	1,071,342	25,822	1,181,957
Shareholder service fee – Class II (Note 5)	—	217,281	—	—	—
Shareholder service fee – Class III (Note 5)	—	1,323,499	267,836	7,747	354,587
Shareholder service fee – Class IV (Note 5)	124,347	2,447,794	—	—	—
12b-1 fee – Class M (Note 5)	—	14,259	—	—	—
Administration fee – Class M (Note 5)	—	11,407	—	—	—
Audit and tax fees	46,051	44,896	46,039	29,900	41,728
Custodian and fund accounting agent fees	288,305	828,460	529,736	41,640	184,736
Legal fees	3,748	92,184	4,968	92	6,440
Registration fees	3,388	19,688	3,128	460	1,748
Transfer agent fees	13,361	33,948	13,892	13,708	13,708
Trustees fees and related expenses (Note 5)	2,012	46,368	2,484	67	3,312
Miscellaneous	6,478	75,497	23,600	6,544	22,145

Total expenses	1,178,505	23,688,135	1,963,025	125,980	1,810,361
Fees and expenses reimbursed by Manager (Note 5)	(353,249)	(1,080,245)	(611,916)	(84,138)	(265,177)
Expense reductions (Note 2)	—	(211)	(19)	—	(10)

Net expenses	825,256	22,607,679	1,351,090	41,842	1,545,174

Net investment income (loss)	5,629,710	139,395,368	6,298,392	156,728	9,361,253

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (b)	(5,522,737)	(41,796,928)	(2,687,249)	(249)	1,458,871
Investments in affiliated issuers	—	—	(1)	—	—
Futures contracts	(337,724)	(45,552,377)	(2,529,700)	—	—
Swap agreements	—	(119,704)	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	363,378	15,279,718	263,893	(2,754)	(36,889)

Net realized gain (loss)	(5,497,083)	(72,189,291)	(4,953,057)	(3,003)	1,421,982

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(19,579,691)	(168,657,519)	(15,204,691)	(816,166)	(20,269,495)
Investments in affiliated issuers	—	(1)	—	—	2,783
Futures contracts	601,969	13,207,538	1,027,439	—	—
Swap agreements	—	81,915	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	(278,081)	(5,329,713)	(202,020)	(819)	(24,597)

Net unrealized gain (loss)	(19,255,803)	(160,697,780)	(14,379,272)	(816,985)	(20,291,309)

Net realized and unrealized gain (loss)	(24,752,886)	(232,887,071)	(19,332,329)	(819,988)	(18,869,327)

Net increase (decrease) in net assets resulting from operations	$(19,123,176)	$(93,491,703)	$(13,033,937)	$(663,260)	$(9,508,074)

* Period from March 1, 2012 (commencement of operations) through August 31, 2012.
(a) Withholding tax:	$700,013	$15,938,607	$431,512	$22,301	$1,070,906
(b) Foreign capital gains tax:	$—	$—	$1,711	$—	$—

See accompanying notes to the financial statements.	77

GMO Trust Funds

Statements of Changes in Net Assets

	Currency Hedged International Equity Fund		Developed World Stock Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$39,102,003	$33,968,836	$4,986,556	$8,487,861
Net realized gain (loss)	40,594,040	(1,218,847)	3,037,773	(313,240)
Change in net unrealized appreciation (depreciation)	(13,165,093)	101,679,210	(7,945,055)	(17,113,637)

Net increase (decrease) in net assets from operations	66,530,950	134,429,199	79,274	(8,939,016)

Distributions to shareholders from:
Net investment income
Class III	(4,444,954)	(17,002,106)	(964,002)	(4,483,368)
Class IV	—	—	(1,357,423)	(5,801,292)

Total distributions from net investment income	(4,444,954)	(17,002,106)	(2,321,425)	(10,284,660)

Net realized gains
Class III	(3,553,220)	(20,886,264)	—	—

Total distributions from net realized gains	(3,553,220)	(20,886,264)	—	—

Net share transactions (Note 9):
Class III	577,216,428	1,831,577,834	(4,224,856)	(53,027,730)
Class IV	—	—	1,357,423	5,848,639

Increase (decrease) in net assets resulting from net share transactions	577,216,428	1,831,577,834	(2,867,433)	(47,179,091)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	12,182	118,857
Class IV	—	—	—	158

Increase in net assets resulting from purchase premiums and redemption fees	—	—	12,182	119,015

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	—	—	(2,855,251)	(47,060,076)

Total increase (decrease) in net assets	635,749,204	1,928,118,663	(5,097,402)	(66,283,752)

Net assets:
Beginning of period	2,418,165,295	490,046,632	345,617,426	411,901,178

End of period	$3,053,914,499	$2,418,165,295	$340,520,024	$345,617,426

Accumulated undistributed net investment income	$35,554,511	$897,462	$4,582,766	$1,917,635

78	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Flexible Equities Fund		International Core Equity Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$13,697,187	$16,545,984	$79,922,937	$146,242,008
Net realized gain (loss)	6,756,062	(52,300,923)	(1,326,615)	94,486,613
Change in net unrealized appreciation (depreciation)	(165,694,717)	79,472,726	(193,715,283)	(580,960,986)

Net increase (decrease) in net assets from operations	(145,241,468)	43,717,787	(115,118,961)	(340,232,365)

Distributions to shareholders from:
Net investment income
Class III	(259,002)	—	(8,941,907)	(27,120,038)
Class IV	—	—	(10,567,194)	(34,641,656)
Class VI	(4,255,098)	—	(20,473,357)	(92,423,513)

Total distributions from net investment income	(4,514,100)	—	(39,982,458)	(154,185,207)

Net share transactions (Note 9):
Class III	(8,149,649)	63,990,281	3,269,058	113,990,830
Class IV	—	—	(15,093,364)	(34,458,132)
Class VI	(299,711,681)	915,270,392	(96,242,983)	(973,964,035)

Increase (decrease) in net assets resulting from net share transactions	(307,861,330)	979,260,673	(108,067,289)	(894,431,337)

Total increase (decrease) in net assets	(457,616,898)	1,022,978,460	(263,168,708)	(1,388,848,909)

Net assets:
Beginning of period	1,365,705,203	342,726,743	4,211,905,061	5,600,753,970

End of period	$908,088,305	$1,365,705,203	$3,948,736,353	$4,211,905,061

Accumulated undistributed net investment income	$—	$—	$48,431,256	$8,490,777

Distributions in excess of net investment income	$(39,417,911)	$(48,600,998)	$—	$—

See accompanying notes to the financial statements.	79

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Growth Equity Fund		International Intrinsic Value Extended Markets Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Period from March 1, 2012 (commencement of operations) through August 31, 2012 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$44,445,716	$74,880,148	$5,629,710
Net realized gain (loss)	23,395,281	52,358,229	(5,497,083)
Change in net unrealized appreciation (depreciation)	(61,219,189)	(260,426,128)	(19,255,803)

Net increase (decrease) in net assets from operations	6,621,808	(133,187,751)	(19,123,176)

Distributions to shareholders from:
Net investment income
Class III	(6,444,128)	(7,906,879)	—
Class IV	(43,557,173)	(46,568,819)	—

Total distributions from net investment income	(50,001,301)	(54,475,698)	—

Net share transactions (Note 9):
Class III	(70,808,283)	(278,480,064)	—
Class IV	(550,782,188)	(131,501,660)	313,942,464

Increase (decrease) in net assets resulting from net share transactions	(621,590,471)	(409,981,724)	313,942,464

Total increase (decrease) in net assets	(664,969,964)	(597,645,173)	294,819,288

Net assets:
Beginning of period	2,945,562,522	3,543,207,695	—

End of period	$2,280,592,558	$2,945,562,522	$294,819,288

Accumulated undistributed net investment income	$33,553,311	$39,108,896	$5,629,710

80	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Intrinsic Value Fund		International Small Companies Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$139,395,368	$182,651,029	$6,298,392	$9,338,777
Net realized gain (loss)	(72,189,291)	(49,089,090)	(4,953,057)	23,378,996
Change in net unrealized appreciation (depreciation)	(160,697,780)	(538,225,604)	(14,379,272)	(70,123,756)

Net increase (decrease) in net assets from operations	(93,491,703)	(404,663,665)	(13,033,937)	(37,405,983)

Distributions to shareholders from:
Net investment income
Class II	(1,920,773)	(6,536,543)	—	—
Class III	(20,625,849)	(62,182,970)	(5,998,717)	(19,150,322)
Class IV	(71,859,107)	(140,443,559)	—	—
Class M	(121,315)	(415,510)	—	—

Total distributions from net investment income	(94,527,044)	(209,578,582)	(5,998,717)	(19,150,322)

Net share transactions (Note 9):
Class II	(113,251,495)	103,872,078	—	—
Class III	119,727,410	(206,279,507)	10,202,947	(43,162,239)
Class IV	1,674,306,611	1,934,007,887	—	—
Class M	(447,935)	(457,930)	—	—

Increase (decrease) in net assets resulting from net share transactions	1,680,334,591	1,831,142,528	10,202,947	(43,162,239)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	41,643	359,316

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	—	—	10,244,590	(42,802,923)

Total increase (decrease) in net assets	1,492,315,844	1,216,900,281	(8,788,064)	(99,359,228)

Net assets:
Beginning of period	7,163,803,691	5,946,903,410	368,374,162	467,733,390

End of period	$8,656,119,535	$7,163,803,691	$359,586,098	$368,374,162

Accumulated undistributed net investment income	$102,882,781	$58,014,457	$275,586	$—

Distributions in excess of net investment income	$—	$—	$—	$(24,089)

See accompanying notes to the financial statements.	81

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Tax-Managed International Equities Fund
	Six Months Ended August 31, 2012 (Unaudited)	Period from December 28, 2011 (commencement of operations) through February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$156,728	$9,882	$9,361,253	$16,092,371
Net realized gain (loss)	(3,003)	95,823	1,421,982	15,917,905
Change in net unrealized appreciation (depreciation)	(816,985)	858,445	(20,291,309)	(75,645,232)

Net increase (decrease) in net assets from operations	(663,260)	964,150	(9,508,074)	(43,634,956)

Distributions to shareholders from:
Net investment income
Class III	(9,360)	—	(2,192,583)	(16,265,254)

Total distributions from net investment income	—	—	(2,192,583)	(16,265,254)

Net realized gains
Class III	(101,509)	—	—	—

Net share transactions (Note 9):
Class III	19,615,572	7,115,038	(19,920,600)	(34,693,240)

Increase (decrease) in net assets resulting from net share transactions	—	—	(19,920,600)	(34,693,240)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	58,690	21,410	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	19,674,262	7,136,448	—	—

Total increase (decrease) in net assets	18,900,133	8,100,598	(31,621,257)	(94,593,450)

Net assets:
Beginning of period	8,100,598	—	505,282,143	599,875,593

End of period	$27,000,731	$8,100,598	$473,660,886	$505,282,143

Accumulated undistributed net investment income	$152,596	$5,228	$6,140,347	$—

Distributions in excess of net investment income	$—	$—	$—	$(1,028,323)

82	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011(a)	2010(a)		2009(a)		2008(a)
Net asset value, beginning of period	$22.03		$24.11		$21.12	$18.08		$42.56		$59.60

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.32		0.86		0.30	0.64		1.20		0.24
Net realized and unrealized gain (loss)	(0.16	)(c)	(2.46	)(c)	2.69	4.40		(12.80)		(2.32)

Total from investment operations	0.16		(1.60)		2.99	5.04		(11.60)		(2.08)

Less distributions to shareholders:
From net investment income	(0.03)		(0.16)		—	(2.00	)(d)	(1.60)		—
From net realized gains	(0.03)		(0.32)		—	—		(11.28)		(14.96)

Total distributions	(0.06)		(0.48)		—	(2.00)		(12.88)		(14.96)

Net asset value, end of period	$22.13		$22.03		$24.11	$21.12		$18.08		$42.56

Total Return(e)	0.73	%**	(6.55)%		14.16%	29.15%		(35.57)%		(6.75)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,053,914		$2,418,165		$490,047	$25,395		$25,417		$30,273
Net expenses to average daily net assets(f)	0.12	%*(g)	0.12%		0.12%	0.11%		0.11	%(g)	0.08	%(g)
Net investment income (loss) to average daily net assets(b)	2.96	%*	4.00%		1.32%	3.25%		3.96%		0.42%
Portfolio turnover rate	13	%**	24%		32%	15%		17%		11%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(h)	0.59	%*	0.61%		0.65%	1.16%		1.24%		0.71%
(a)	Per share amounts were adjusted to reflect a 1:8 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(d)	Distributions from net investment income include amounts (approximately $2.00 per share for 2010) from foreign currency transactions which are treated as realized capital gain for book purposes.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	83

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEVELOPED WORLD STOCK FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008				2012		2011		2010		2009		2008
Net asset value, beginning of period	$18.35		$19.24		$16.28		$11.34		$21.88		$24.58		$18.36		$19.26		$16.30		$11.35		$21.90		$24.59

Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.43		0.33		0.29		0.51		0.54		0.27		0.44		0.34		0.30		0.51		0.56
Net realized and unrealized gain (loss)	(0.24)		(0.78	)(a)	3.09		5.03		(10.20)		(0.74)		(0.24)		(0.79	)(a)	3.09		5.04		(10.20)		(0.74)

Total from investment operations	0.02		(0.35)		3.42		5.32		(9.69)		(0.20)		0.03		(0.35)		3.43		5.34		(9.69)		(0.18)

Less distributions to shareholders:
From net investment income	(0.12)		(0.54)		(0.46)		(0.38)		(0.64)		(0.67)		(0.13)		(0.55)		(0.47)		(0.39)		(0.65)		(0.68)
From net realized gains	—		—		—		—		(0.21)		(1.83)		—		—		—		—		(0.21)		(1.83)

Total distributions	(0.12)		(0.54)		(0.46)		(0.38)		(0.85)		(2.50)		(0.13)		(0.55)		(0.47)		(0.39)		(0.86)		(2.51)

Net asset value, end of period	$18.25		$18.35		$19.24		$16.28		$11.34		$21.88		$18.26		$18.36		$19.26		$16.30		$11.35		$21.90

Total Return(b)	0.16	%**	(1.64)%		21.41%		47.03%		(45.56)%		(1.73)%		0.17	%**	(1.61)%		21.44%		47.16%		(45.52)%		(1.66)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$142,194		$147,629		$210,780		$171,842		$155,560		$309,609		$198,326		$197,989		$201,121		$165,445		$112,438		$206,408
Net expenses to average daily net assets	0.60	%(e)*	0.60	%(c)(e)	0.60	%(c)(e)	0.60	%(c)	0.61	%(d)	0.62	%(d)	0.55	%(e)*	0.55	%(c)(e)	0.55	%(c)(e)	0.55	%(c)	0.56	%(d)	0.57	%(d)
Net investment income (loss) to average daily net assets	2.94	%*	2.40%		1.93%		1.93%		2.79%		2.15%		2.98	%*	2.42%		1.98%		1.94%		2.82%		2.22%
Portfolio turnover rate	30	%**	56%		34%		47%		50%		53%		30	%**	56%		34%		47%		50%		53%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.11%		0.11%		0.11%		0.12%		0.11%		0.11	%*	0.11%		0.11%		0.11%		0.12%		0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.01		$0.00	(f)	$0.02		$0.01		$0.02		—	(g)	$0.00	(f)	$0.00	(f)	—	(g)	—	(g)	—	(g)

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
(g)	The class received no purchase premiums or redemption fees.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

84	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FLEXIBLE EQUITIES FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009(a)				2012		2011		2010		2009(a)
Net asset value, beginning of period	$18.88		$19.61		$18.55		$15.39		$20.00		$18.90		$19.62		$18.56		$15.39		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.38		0.29		0.23		0.02		0.21		0.29		0.30		0.25		0.03
Net realized and unrealized gain (loss)	(2.34)		(1.11	)(b)	1.01		3.40		(4.63)		(2.34)		(1.01	)(b)	1.02		3.41		(4.64)

Total from investment operations	(2.14)		(0.73)		1.30		3.63		(4.61)		(2.13)		(0.72)		1.32		3.66		(4.61)

Less distributions to shareholders:
From net investment income	(0.06)		—		(0.24)		(0.47)		(0.00	)(c)	(0.08)		—		(0.26)		(0.49)		(0.00	)(c)

Total distributions	(0.06)		—		(0.24)		(0.47)		(0.00)		(0.08)		—		(0.26)		(0.49)		(0.00)

Net asset value, end of period	$16.68		$18.88		$19.61		$18.55		$15.39		$16.69		$18.90		$19.62		$18.56		$15.39

Total Return(d)	(11.37	)%**	(3.72)%		7.08%		23.62%		(23.04	)%**	(11.31	)%**	(3.67)%		7.18%		23.81%		(23.04	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,466		$94,005		$29,259		$41,753		$43,788		$832,622		$1,271,700		$313,468		$350,135		$310,066
Net expenses to average daily net assets	0.70	%(e)*	0.70	%(e)	0.70	%(e)	0.70	%(e)	0.70	%*	0.61	%(e)*	0.61	%(e)	0.61	%(e)	0.61	%(e)	0.61	%*
Net investment income (loss) to average daily net assets	2.19	%*	2.10%		1.57%		1.26%		0.56	%*	2.38	%*	1.62%		1.64%		1.36%		0.69	%*
Portfolio turnover rate	22	%**	52%		71%		58%		7	%**	22	%**	52%		71%		58%		7	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.07%		0.11%		0.11%		0.26	%*	0.06	%*	0.07%		0.11%		0.11%		0.26	%*

(a)	Period from December 12, 2008 (commencement of operations) through February 28, 2009.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	Distributions from net investment income were less than $0.01 per share.
(d)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	85

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL CORE EQUITY FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008				2012		2011		2010		2009		2008
Net asset value, beginning of period	$27.50		$30.77		$25.63		$18.15		$37.25		$39.38		$27.48		$30.75		$25.62		$18.14		$37.23		$39.36

Income (loss) from investment operations:
Net investment income (loss)†	0.53		0.87		0.62		0.55		0.92		1.01		0.53		0.90		0.61		0.64		0.94		1.04
Net realized and unrealized gain (loss)	(1.23)		(3.15)		5.11		7.79		(18.54)		(0.51)		(1.21)		(3.17)		5.13		7.71		(18.53)		(0.52)

Total from investment operations	(0.70)		(2.28)		5.73		8.34		(17.62)		0.50		(0.68)		(2.27)		5.74		8.35		(17.59)		0.52

Less distributions to shareholders:
From net investment income	(0.27)		(0.99)		(0.59)		(0.86)		(1.19)		(0.68)		(0.28)		(1.00)		(0.61)		(0.87)		(1.21)		(0.70)
From net realized gains	—		—		—		—		(0.29)		(1.95)		—		—		—		—		(0.29)		(1.95)

Total distributions	(0.27)		(0.99)		(0.59)		(0.86)		(1.48)		(2.63)		(0.28)		(1.00)		(0.61)		(0.87)		(1.50)		(2.65)

Net asset value, end of period	$26.53		$27.50		$30.77		$25.63		$18.15		$37.25		$26.52		$27.48		$30.75		$25.62		$18.14		$37.23

Total Return(a)	(2.48	)%**	(7.25)%		22.61%		45.97%		(48.61)%		0.69%		(2.44	)%**	(7.19)%		22.68%		46.04%		(48.56)%		0.75%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$857,159		$885,023		$857,774		$1,017,207		$855,690		$917,685		$1,026,790		$1,078,912		$1,235,303		$797,730		$1,166,165		$947,063
Net expenses to average daily net assets	0.53	%*(b)(c)	0.53	%(b)(c)	0.53	%(b)(c)	0.53	%(b)	0.53	%(d)	0.53	%(d)	0.47	%*(b)(c)	0.47	%(b)(c)	0.47	%(b)(c)	0.47	%(b)	0.47	%(d)	0.47	%(d)
Net investment income (loss) to average daily net assets	4.00	%*	3.10%		2.28%		2.22%		3.08%		2.44%		4.07	%*	3.18%		2.24%		2.65%		3.18%		2.51%
Portfolio turnover rate	23	%**	34%		40%		48%		41%		43%		23	%**	34%		40%		48%		41%		43%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.04%		0.05%		0.05%		0.05%		0.05%		0.05	%*	0.05%		0.05%		0.05%		0.05%		0.05%

	Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$27.46		$30.72		$25.60		$18.13		$37.22		$39.35

Income (loss) from investment operations:
Net investment income (loss)†	0.54		0.92		0.61		0.52		0.92		0.98
Net realized and unrealized gain (loss)	(1.22)		(3.17)		5.13		7.83		(18.50)		(0.45)

Total from investment operations	(0.68)		(2.25)		5.74		8.35		(17.58)		0.53

Less distributions to shareholders:
From net investment income	(0.28)		(1.01)		(0.62)		(0.88)		(1.22)		(0.71)
From net realized gains	—		—		—		—		(0.29)		(1.95)

Total distributions	(0.28)		(1.01)		(0.62)		(0.88)		(1.51)		(2.66)

Net asset value, end of period	$26.50		$27.46		$30.72		$25.60		$18.13		$37.22

Total Return(a)	(2.44	)%**	(7.13)%		22.69%		46.11%		(48.56)%		0.78%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,064,787		$2,247,969		$3,507,677		$2,288,572		$1,098,838		$3,567,360
Net expenses to average daily net assets	0.44	%*(b)(c)	0.44	%(b)(c)	0.44	%(b)(c)	0.44	%(b)	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets	4.14	%*	3.25%		2.25%		2.08%		3.07%		2.36%
Portfolio turnover rate	23	%**	34%		40%		48%		41%		43%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.05%		0.05%
(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

86	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL GROWTH EQUITY FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008				2012		2011		2010		2009		2008
Net asset value, beginning of period	$22.73		$23.86		$19.68		$14.46		$27.68		$31.37		$22.73		$23.88		$19.69		$14.46		$27.70		$31.38

Income (loss) from investment operations:
Net investment income (loss)†	0.37		0.57		0.37		0.37		0.54		0.69		0.38		0.54		0.38		0.35		0.55		0.73
Net realized and unrealized gain (loss)	0.14	(a)	(1.32	)(a)	4.03		5.52		(11.93)		1.28		0.14	(a)	(1.28	)(a)	4.05		5.56		(11.95)		1.26

Total from investment operations	0.51		(0.75)		4.40		5.89		(11.39)		1.97		0.52		(0.74)		4.43		5.91		(11.40)		1.99

Less distributions to shareholders:
From net investment income	(0.38)		(0.38)		(0.22)		(0.67)		(0.88)		(0.40)		(0.39)		(0.41)		(0.24)		(0.68)		(0.89)		(0.41)
From net realized gains	—		—		—		—		(0.95)		(5.26)		—		—		—		—		(0.95)		(5.26)

Total distributions	(0.38)		(0.38)		(0.22)		(0.67)		(1.83)		(5.66)		(0.39)		(0.41)		(0.24)		(0.68)		(1.84)		(5.67)

Net asset value, end of period	$22.86		$22.73		$23.86		$19.68		$14.46		$27.68		$22.86		$22.73		$23.88		$19.69		$14.46		$27.70

Total Return(b)	2.43	%**	(3.06)%		22.48%		41.10%		(43.54)%		5.04%		2.46	%**	(3.01)%		22.59%		41.26%		(43.53)%		5.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$316,943		$391,497		$713,815		$599,455		$564,067		$1,018,040		$1,963,649		$2,554,065		$2,829,393		$2,220,138		$1,420,407		$2,516,653
Net expenses to average daily net assets	0.65	%(c)(e)*	0.65	%(c)(e)	0.65	%(c)	0.65	%(c)	0.66	%(d)	0.67	%(d)	0.59	%(c)(e)*	0.59	%(c)(e)	0.59	%(c)	0.59	%(c)	0.60	%(d)	0.61	%(d)
Net investment income (loss) to average daily net assets	3.31	%*	2.49%		1.74%		2.00%		2.43%		2.13%		3.41	%*	2.37%		1.79%		1.89%		2.47%		2.24%
Portfolio turnover rate	28	%**	53%		59%		65%		63%		92%		28	%**	53%		59%		65%		63%		92%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.06%		0.06%		0.05%		0.05	%*	0.05%		0.05%		0.06%		0.06%		0.05%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	87

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL INTRINSIC VALUE EXTENDED MARKETS FUND

	Class IV Shares
	Period from March 1, 2012 (commencement of operations) through August 31, 2012 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.19
Net realized and unrealized gain (loss)	(0.85)

Total from investment operations	(0.66)

Net asset value, end of period	$9.34

Total Return(a)	(6.60	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$294,819
Net expenses to average daily net assets	0.60	%(b)*
Net investment income (loss) to average daily net assets	4.07	%*
Portfolio turnover rate	36	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.26	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

88	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL INTRINSIC VALUE FUND

	Class II Shares												Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008				2012		2011		2010		2009		2008
Net asset value, beginning of period	$20.18		$23.07		$19.35		$13.86		$29.69		$34.99		$20.39		$23.31		$19.56		$14.00		$29.97		$35.28

Income (loss) from investment operations:
Net investment income (loss)†	0.37		0.63		0.48		0.41		0.79		0.93		0.37		0.65		0.47		0.42		0.79		0.94
Net realized and unrealized gain (loss)	(1.11)		(2.83	)(a)	3.51		5.68		(14.01)		(0.86)		(1.10)		(2.86	)(a)	3.58		5.76		(14.13)		(0.86)

Total from investment operations	(0.74)		(2.20)		3.99		6.09		(13.22)		0.07		(0.73)		(2.21)		4.05		6.18		(13.34)		0.08

Less distributions to shareholders:
From net investment income	(0.21)		(0.69)		(0.27)		(0.60)		(0.99)		(0.83)		(0.22)		(0.71)		(0.30)		(0.62)		(1.01)		(0.85)
From net realized gains	—		—		—		—		(1.62)		(4.54)		—		—		—		—		(1.62)		(4.54)

Total distributions	(0.21)		(0.69)		(0.27)		(0.60)		(2.61)		(5.37)		(0.22)		(0.71)		(0.30)		(0.62)		(2.63)		(5.39)

Net asset value, end of period	$19.23		$20.18		$23.07		$19.35		$13.86		$29.69		$19.44		$20.39		$23.31		$19.56		$14.00		$29.97

Total Return(b)	(3.60	)%**	(9.51)%		20.79%		44.05%		(48.04)%		(1.11)%		(3.54	)%**	(9.47)%		20.88%		44.21%		(48.01)%		(1.06)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168,033		$292,379		$217,090		$394,009		$394,070		$510,006		$1,853,667		$1,812,184		$2,257,078		$1,925,104		$1,487,839		$2,615,878
Net expenses to average daily net assets	0.72	%*(c)(d)	0.72	%(c)(d)	0.72	%(c)(d)	0.72	%(c)	0.74	%(e)	0.76	%(e)	0.65	%*(c)(d)	0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(c)	0.67	%(e)	0.69	%(e)
Net investment income (loss) to average daily net assets	3.84	%*	3.04%		2.36%		2.21%		3.41%		2.59%		3.88	%*	3.09%		2.30%		2.19%		3.38%		2.61%
Portfolio turnover rate	22	%**	37%		40%		40%		53%		47%		22	%**	37%		40%		40%		53%		47%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.05%		0.05%		0.05%		0.05%		0.05%		0.03	%*	0.05%		0.05%		0.05%		0.05%		0.05%

	Class IV Shares												Class M Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008				2012		2011		2010		2009		2008
Net asset value, beginning of period	$20.37		$23.30		$19.55		$14.00		$29.96		$35.26		$20.11		$22.99		$19.30		$13.83		$29.60		$34.93

Income (loss) from investment operations:
Net investment income (loss)†	0.36		0.62		0.48		0.43		0.82		0.96		0.34		0.58		0.41		0.35		0.73		0.79
Net realized and unrealized gain (loss)	(1.09)		(2.83	)(a)	3.58		5.75		(14.14)		(0.85)		(1.09)		(2.82	)(a)	3.52		5.69		(13.95)		(0.81)

Total from investment operations	(0.73)		(2.21)		4.06		6.18		(13.32)		0.11		(0.75)		(2.24)		3.93		6.04		(13.22)		(0.02)

Less distributions to shareholders:
From net investment income	(0.22)		(0.72)		(0.31)		(0.63)		(1.02)		(0.87)		(0.21)		(0.64)		(0.24)		(0.57)		(0.93)		(0.77)
From net realized gains	—		—		—		—		(1.62)		(4.54)		—		—		—		—		(1.62)		(4.54)

Total distributions	(0.22)		(0.72)		(0.31)		(0.63)		(2.64)		(5.41)		(0.21)		(0.64)		(0.24)		(0.57)		(2.55)		(5.31)

Net asset value, end of period	$19.42		$20.37		$23.30		$19.55		$14.00		$29.96		$19.15		$20.11		$22.99		$19.30		$13.83		$29.60

Total Return(b)	(3.53	)%**	(9.43)%		20.96%		44.22%		(47.95)%		(0.98)%		(3.70	)%**	(9.72)%		20.50%		43.72%		(48.14)%		(1.36)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,623,267		$5,047,058		$3,458,202		$2,779,470		$1,900,168		$4,131,392		$11,152		$12,183		$14,533		$13,221		$8,938		$18,687
Net expenses to average daily net assets	0.59	%*(c)(d)	0.59	%(c)(d)	0.59	%(c)(d)	0.59	%(c)	0.61	%(e)	0.63	%(e)	0.95	%*(c)(d)	0.95	%(c)(d)	0.95	%(c)(d)	0.95	%(c)	0.97	%(e)	0.99	%(e)
Net investment income (loss) to average daily net assets	3.72	%*	3.00%		2.32%		2.25%		3.47%		2.67%		3.63	%*	2.79%		2.01%		1.84%		3.13%		2.22%
Portfolio turnover rate	22	%**	37%		40%		40%		53%		47%		22	%**	37%		40%		40%		53%		47%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.05%		0.05%		0.05%		0.05%		0.05%		0.03	%*	0.04%		0.05%		0.05%		0.05%		0.05%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	89

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$7.44		$8.48		$6.63		$4.20		$9.29		$12.22

Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.17		0.14		0.08		0.20		0.24
Net realized and unrealized gain (loss)	(0.40)		(0.84)		1.88		2.50		(4.78)		(0.34)

Total from investment operations	(0.27)		(0.67)		2.02		2.58		(4.58)		(0.10)

Less distributions to shareholders:
From net investment income	(0.12)		(0.37)		(0.17)		(0.15)		(0.13)		(0.51)
From net realized gains	—		—		—		—		(0.38)		(2.32)

Total distributions	(0.12)		(0.37)		(0.17)		(0.15)		(0.51)		(2.83)

Net asset value, end of period	$7.05		$7.44		$8.48		$6.63		$4.20		$9.29

Total Return(a)	(3.62	)%**	(8.05)%		31.11%		61.64%		(51.47)%		(2.04)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$359,586		$368,374		$467,733		$1,160,294		$386,816		$679,536
Net expenses to average daily net assets	0.76	%(b)(c)*	0.76	%(b)(c)	0.76	%(b)(c)	0.75	%(b)	0.75	%(d)	0.76	%(d)
Net investment income (loss) to average daily net assets	3.53	%*	2.28%		1.91%		1.17%		2.89%		1.98%
Portfolio turnover rate	37	%**	90%		55%		58%		64%		72%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.34	%*	0.14%		0.12%		0.09%		0.12%		0.13%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	$0.01		$0.05		$0.02		$0.01		$0.04
(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculations exclude purchase premiums and redemption fees which are borne by the shareholder.

(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

90	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Period from December 28, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$22.96		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.03
Net realized and unrealized gain (loss)	(3.05)		2.93

Total from investment operations	(2.74)		2.96

Less distributions to shareholders:
From net investment income	(0.01)		—
From net realized gains	(0.16)		—

Total distributions	(0.17)		—

Net asset value, end of period	$20.05		$22.96

Total Return(a)	(11.89	)%**	14.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,001		$8,101
Net expenses to average daily net assets	0.81	%*	0.75	%*
Net investment income (loss) to average daily net assets	3.03	%*	0.78	%*
Portfolio turnover rate	26	%**	15	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	1.63	%*	7.69	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.12		$0.06

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	91

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$13.80		$15.41		$12.97		$9.28		$18.73		$20.76

Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.43		0.30		0.26		0.48		0.51
Net realized and unrealized gain (loss)	(0.50)		(1.59)		2.47		3.80		(8.92)		0.20	(a)

Total from investment operations	(0.24)		(1.16)		2.77		4.06		(8.44)		0.71

Less distributions to shareholders:
From net investment income	(0.06)		(0.45)		(0.33)		(0.37)		(0.49)		(0.57)
From net realized gains	—		—		—		—		(0.52)		(2.17)

Total distributions	(0.06)		(0.45)		(0.33)		(0.37)		(1.01)		(2.74)

Net asset value, end of period	$13.50		$13.80		$15.41		$12.97		$9.28		$18.73

Total Return(b)	(1.70	)%**	(7.35)%		21.51%		43.60%		(46.71)%		2.28%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$473,661		$505,282		$599,876		$547,178		$414,024		$1,092,346
Net expenses to average daily net assets	0.65	%(c)(d)*	0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(c)	0.67	%(c)	0.69	%(c)
Net investment income (loss) to average daily net assets	3.96	%*	3.02%		2.20%		2.08%		3.09%		2.33%
Portfolio turnover rate	29	%**	48%		40%		49%		67%		41%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.11%		0.11%		0.09%		0.11%		0.09%
(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

92	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2012 (Unaudited)

1.	Organization

Each of GMO Currency Hedged International Equity Fund, Developed World Stock Fund, Flexible Equities Fund, International Core Equity Fund, International Growth Equity Fund, International Intrinsic Value Extended Markets Fund (commenced operations on March 1, 2012), International Intrinsic Value Fund, International Small Companies Fund, Resources Fund, and Tax-Managed International Equities Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

For cash management purposes, the Funds may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Funds may also invest in other GMO Funds (“underlying funds”).

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principle Investment Objective
Currency Hedged International Equity Fund	MSCI EAFE Index (Hedged)	Total return greater than benchmark
Developed World Stock Fund	MSCI World Index	High total return
Flexible Equities Fund	MSCI World Index	Total return in excess of benchmark
International Core Equity Fund	MSCI EAFE Index	High total return
International Growth Equity Fund	MSCI EAFE Growth Index	High total return
International Intrinsic Value Extended Markets Fund	MSCI ACWI ex-U.S. Index	High total return
International Intrinsic Value Fund	MSCI EAFE Value Index	High total return
International Small Companies Fund	MSCI EAFE Small Cap Index	High total return
Resources Fund	Not applicable	Total return
Tax-Managed International Equities Fund	MSCI EAFE Index (after tax)	High after-tax total return

Flexible Equities Fund and International Small Companies Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to present minimal credit risk, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2012, the Funds did not reduce the value of any of their over-the-counter

93

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

(“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value prices obtained from that independent pricing service as of August 31, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or using fair value inputs obtained from an independent pricing service.

The aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of August 31, 2012 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service
Currency Hedged International Equity Fund	—		95.4%
Developed World Stock Fund	—		41.2%
Flexible Equities Fund	—		95.4%
International Core Equity Fund	0.0%	*	93.5%
International Growth Equity Fund	—		93.1%
International Intrinsic Value Extended Markets Fund	—		88.2%
International Intrinsic Value Fund	0.0%	*	95.9%
International Small Companies Fund	0.0%	*	91.6%
Resources Fund	—		32.7%
Tax-Managed International Equities Fund	—		95.1%

*	Rounds to 0.0%.

Derivatives

Fund Name	Futures contracts fair valued using inputs obtained from an independent pricing service	Swap agreements fair valued using inputs obtained from an independent pricing service
Currency Hedged International Equity Fund	—	—
Developed World Stock Fund	0.2%	—
Flexible Equities Fund	(0.1)%	—
International Core Equity Fund	0.3%	(0.0)%	*

94

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Fund Name	Futures contracts fair valued using inputs obtained from an independent pricing service	Swap agreements fair valued using inputs obtained from an independent pricing service
International Growth Equity Fund	0.3%	—
International Intrinsic Value Extended Markets Fund	0.2%	—
International Intrinsic Value Fund	0.3%	0.0%*
International Small Companies Fund	0.5%	—
Resources Fund	—	—
Tax-Managed International Equities Fund	—	—

*	Rounds to 0.0%.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Level 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). At August 31, 2012, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their shares are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; non-exchange traded equity securities; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Certain Funds utilized the following fair value techniques on Level 3 investments: Certain securities for which no current market or quoted prices were available were valued at the most recent available market or quoted price (International Core Equity Fund, International Intrinsic Value Fund, International Small Companies Fund, Tax-Managed International Equities Fund); considered certain bankrupt securities to be near worthless (International Core Equity Fund, International Intrinsic Value Fund, International Small Companies Fund); considered certain securities to be worthless (International Growth Equity Fund).

95

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2012:

Valuation Inputs as of August 31, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Currency Hedged International Equity Fund
Asset Valuation Inputs
Mutual Funds
United States	$3,061,715,734	$—	$—	$3,061,715,734

TOTAL MUTUAL FUNDS	3,061,715,734	—	—	3,061,715,734

Short-Term Investments	28,826,943	—	—	28,826,943

Total Investments	3,090,542,677	—	—	3,090,542,677

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,879,479	—	1,879,479

Total	$3,090,542,677	$1,879,479	$—	$3,092,422,156

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(17,431,925)	$—	$(17,431,925)

Total	$—	$(17,431,925)	$—	$(17,431,925)

Developed World Stock Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,910,389	$—	$1,910,389
Austria	—	1,028,264	—	1,028,264
Belgium	—	1,183,070	—	1,183,070
Canada	912,865	—	—	912,865
Finland	—	388,117	—	388,117
France	—	20,584,419	—	20,584,419
Germany	—	10,569,847	—	10,569,847
Hong Kong	—	57	—	57
Ireland	—	1,379,990	—	1,379,990
Italy	—	11,753,785	—	11,753,785
Japan	—	35,450,363	—	35,450,363
Netherlands	—	2,042,599	—	2,042,599
Norway	—	1,107,695	—	1,107,695
Portugal	—	628,595	—	628,595
Singapore	—	2,028,182	—	2,028,182
Spain	—	9,660,287	—	9,660,287
Sweden	—	208,740	—	208,740
Switzerland	—	1,571,962	—	1,571,962
United Kingdom	—	37,434,286	—	37,434,286
United States	185,011,689	—	—	185,011,689

TOTAL COMMON STOCKS	185,924,554	138,930,647	—	324,855,201

96

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Developed World Stock Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Germany	$—	$1,217,986	$—	$1,217,986

TOTAL PREFERRED STOCKS	—	1,217,986	—	1,217,986

Mutual Funds
United States	9,485,325	—	—	9,485,325

TOTAL MUTUAL FUNDS	9,485,325	—	—	9,485,325

Short-Term Investments	3,588,474	—	—	3,588,474

Total Investments	198,998,353	140,148,633	—	339,146,986

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	78,903	—	78,903
Futures Contracts
Equity Risk	—	716,565	—	716,565

Total Derivatives	—	795,468	—	795,468

Total	$198,998,353	$140,944,101	$—	$339,942,454

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(248,201)	$—	$(248,201)
Futures Contracts
Equity Risk	(142,207)	(100,754)	—	(242,961)

Total Derivatives	(142,207)	(348,955)	—	(491,162)

Total	$(142,207)	$(348,955)	$—	$(491,162)

Flexible Equities Fund
Asset Valuation Inputs
Common Stocks
Japan	$—	$866,154,004	$—	$866,154,004

TOTAL COMMON STOCKS	—	866,154,004	—	866,154,004

Short-Term Investments	34,442,941	—	—	34,442,941

Total Investments	34,442,941	866,154,004	—	900,596,945

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,477,232	—	1,477,232

Total	$34,442,941	$867,631,236	$—	$902,074,177

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(722,668)	$—	$(722,668)
Futures Contracts
Equity risk	—	(829,547)	—	(829,547)

Total	$—	$(1,552,215)	$—	$(1,552,215)

97

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
International Core Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$230,641,451	$—		$230,641,451
Austria	—	23,435,292	—		23,435,292
Belgium	—	59,565,748	—		59,565,748
Canada	129,899,019	—	—		129,899,019
Denmark	—	34,352,629	—		34,352,629
Finland	—	21,533,956	—		21,533,956
France	—	428,312,349	—		428,312,349
Germany	—	231,407,027	—		231,407,027
Greece	—	7,432,964	—		7,432,964
Hong Kong	—	32,285,401	—		32,285,401
Ireland	—	33,028,648	—		33,028,648
Israel	—	8,100,289	—		8,100,289
Italy	—	195,942,161	—		195,942,161
Japan	—	930,748,961	—		930,748,961
Malta	—	—	0	**	0	**
Netherlands	—	71,331,899	—		71,331,899
New Zealand	—	26,382,106	—		26,382,106
Norway	—	9,589,143	—		9,589,143
Portugal	—	11,302,514	—		11,302,514
Singapore	—	72,053,506	—		72,053,506
Spain	—	213,231,749	—		213,231,749
Sweden	—	23,232,356	—		23,232,356
Switzerland	—	136,719,792	—		136,719,792
United Kingdom	—	865,745,658	0	**	865,745,658

TOTAL COMMON STOCKS	129,899,019	3,666,375,599	0	**	3,796,274,618

Preferred Stocks
Germany	—	25,638,401	—		25,638,401

TOTAL PREFERRED STOCKS	—	25,638,401	—		25,638,401

Mutual Funds	73,117,056	—	—		73,117,056

Short-Term Investments	19,127,089	—	—		19,127,089

Total Investments	222,143,164	3,692,014,000	—		3,914,157,164

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	2,011,119	—		2,011,119
Futures Contracts
Equity risk	—	16,992,023	—		16,992,023

Total Derivatives	—	19,003,142	—		19,003,142

Total	$222,143,164	$3,711,017,142	$0	**	$3,933,160,306

98

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
International Core Equity Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(2,275,030)	$—		$(2,275,030)
Futures Contracts
Equity risk	(4,786,267)	(1,394,937)	—		(6,181,204)
Swap Agreements
Equity risk	—	(36,701)	—		(36,701)

Total Derivatives	(4,786,267)	(3,706,668)	—		(8,492,935)

Total	$(4,786,267)	$(3,706,668)	$—		$(8,492,935)

International Growth Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$84,340,865	$—		$84,340,865
Austria	—	—	0	**	0 **
Belgium	—	47,361,620	—		47,361,620
Canada	78,732,527	—	—		78,732,527
Denmark	—	77,432,004	—		77,432,004
Finland	—	10,572,712	—		10,572,712
France	—	122,895,470	—		122,895,470
Germany	—	135,692,899	—		135,692,899
Hong Kong	—	63,143,198	—		63,143,198
Ireland	—	27,981,173	—		27,981,173
Israel	—	838,686	—		838,686
Italy	—	7,782,686	—		7,782,686
Japan	—	510,510,411	—		510,510,411
Netherlands	—	59,331,251	—		59,331,251
New Zealand	—	3,018,650	—		3,018,650
Norway	—	12,897,275	—		12,897,275
Singapore	—	54,853,848	—		54,853,848
Spain	—	31,855,480	—		31,855,480
Sweden	—	67,911,898	—		67,911,898
Switzerland	—	237,170,121	—		237,170,121
United Kingdom	—	554,392,986	—		554,392,986

TOTAL COMMON STOCKS	78,732,527	2,109,983,233	0	**	2,188,715,760

Preferred Stocks
Germany	—	14,240,775	—		14,240,775

TOTAL PREFERRED STOCKS	—	14,240,775	—		14,240,775

Rights/Warrants
Canada	—	9,914	—		9,914

TOTAL RIGHTS/WARRANTS	—	9,914	—		9,914

Mutual Funds
United States	52,939,000	—	—		52,939,000

TOTAL MUTUAL FUNDS	52,939,000	—	—		52,939,000

Short-Term Investments	10,461,987	—	—		10,461,987

Total Investments	142,133,514	2,124,233,922	0	**	2,266,367,436

99

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
International Growth Equity Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$1,069,168	$—		$1,069,168
Futures Contracts
Equity risk	—	6,880,720	—		6,880,720

Total Derivatives	—	7,949,888	—		7,949,888

Total	$142,133,514	$2,132,183,810	$0	**	$2,274,317,324

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(1,731,491)	$—		$(1,731,491)
Futures Contracts
Equity risk	(1,571,921)	(1,039,922)	—		(2,611,843)

Total Derivatives	(1,571,921)	(2,771,413)	—		(4,343,334)

Total	$(1,571,921)	$(2,771,413)	$—		$(4,343,334)

International Intrinsic Value Extended Markets Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$6,234,542	$—		$6,234,542
Austria	—	1,158,646	—		1,158,646
Belgium	—	2,305,228	—		2,305,228
Brazil	3,714,123	—	—		3,714,123
Canada	7,307,596	—	—		7,307,596
China	—	18,777,214	—		18,777,214
Colombia	495,490	—	—		495,490
Denmark	—	1,248,379	—		1,248,379
Finland	—	949,002	—		949,002
France	—	24,834,349	—		24,834,349
Germany	—	13,851,262	—		13,851,262
Greece	—	515,063	—		515,063
Hong Kong	—	2,011,946	—		2,011,946
India	432,960	—	—		432,960
Indonesia	—	278,753	—		278,753
Ireland	—	1,323,097	—		1,323,097
Italy	—	11,929,486	—		11,929,486
Japan	—	54,189,610	—		54,189,610
Mexico	1,314,775	—	—		1,314,775
Netherlands	—	3,325,336	—		3,325,336
New Zealand	—	1,372,152	—		1,372,152
Peru	458,135	—	—		458,135
Portugal	—	586,119	—		586,119
Russia	—	9,768,341	—		9,768,341
Singapore	—	3,531,707	—		3,531,707
South Africa	—	3,052,151	—		3,052,151
South Korea	—	10,856,886	—		10,856,886

100

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
International Intrinsic Value Extended Markets Fund (continued)
Asset Valuation Inputs (continued)
Spain	$—	$12,507,024	$—	$12,507,024
Sweden	—	1,426,719	—	1,426,719
Switzerland	—	6,312,563	—	6,312,563
Taiwan	—	6,116,674	—	6,116,674
Thailand	—	1,422,353	—	1,422,353
United Kingdom	—	58,247,680	—	58,247,680

TOTAL COMMON STOCKS	13,723,079	258,132,282	—	271,855,361

Preferred Stocks
Brazil	10,032,165	—	—	10,032,165
Germany	—	625,711	—	625,711
South Korea	—	1,159,492	—	1,159,492

TOTAL PREFERRED STOCKS	10,032,165	1,785,203	—	11,817,368

Mutual Funds
United States	8,438,000	—	—	8,438,000

TOTAL MUTUAL FUNDS	8,438,000	—	—	8,438,000

Short-Term Investments	1,267,919	—	—	1,267,919

Total Investments	33,461,163	259,917,485	—	293,378,648

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	22,479	—	22,479
Futures Contracts
Equity risk	—	611,728	—	611,728

Total Derivatives	—	634,207	—	634,207

Total	$33,461,163	$260,551,692	$—	$294,012,855

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(301,359)	$—	$(301,359)
Futures Contracts
Equity risk	—	(9,759)	—	(9,759)

Total Derivatives	—	(311,118)	—	(311,118)

Total	$—	$(311,118)	$—	$(311,118)

101

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
International Intrinsic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$321,887,013	$—		$321,887,013
Austria	—	36,559,123	0	**	36,559,123
Belgium	—	96,974,626	—		96,974,626
Canada	77,100,642	—	—		77,100,642
Denmark	—	42,792,871	—		42,792,871
Finland	—	38,414,720	—		38,414,720
France	—	1,115,582,597	—		1,115,582,597
Germany	—	525,604,631	—		525,604,631
Greece	—	16,217,031	—		16,217,031
Hong Kong	—	82,740,206	—		82,740,206
Ireland	—	40,103,147	—		40,103,147
Israel	—	16,757,126	—		16,757,126
Italy	—	500,922,780	—		500,922,780
Japan	—	2,003,145,366	—		2,003,145,366
Malta	—	—	0	**	0	**
Netherlands	—	130,948,327	—		130,948,327
New Zealand	—	36,442,903	—		36,442,903
Norway	—	37,887,754	—		37,887,754
Portugal	—	20,549,480	—		20,549,480
Singapore	—	149,535,740	—		149,535,740
Spain	—	623,239,087	—		623,239,087
Sweden	—	92,191,712	—		92,191,712
Switzerland	—	288,656,945	—		288,656,945
United Kingdom	—	2,045,189,818	—		2,045,189,818

TOTAL COMMON STOCKS	77,100,642	8,262,343,003	0	**	8,339,443,645

Preferred Stocks
Germany	—	38,393,898	—		38,393,898

TOTAL PREFERRED STOCKS	—	38,393,898	—		38,393,898

Mutual Funds
United States	73,117,523	—	—		73,117,523

TOTAL MUTUAL FUNDS	73,117,523	—	—		73,117,523

Short-Term Investments	151,632,927	—	—		151,632,927

Total Investments	301,851,092	8,300,736,901	0	**	8,602,587,993

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	594,924	—		594,924
Futures Contracts
Equity Risk	—	23,627,405	—		23,627,405

Total Derivatives	—	24,222,329	—		24,222,329

Total	$301,851,092	$8,324,959,230	$0	**	$8,626,810,322

102

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
International Intrinsic Value Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,312,873)	$—		$(4,312,873)
Futures Contracts
Equity Risk	(2,859,259)	(512,059)	—		(3,371,318)
Swap Agreements
Equity Risk	—	(58,947)	—		(58,947)

Total Derivatives	(2,859,259)	(4,883,879)	—		(7,743,138)

Total	$(2,859,259)	$(4,883,879)	$—		$(7,743,138)

International Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$16,202,826	$—		$16,202,826
Austria	—	1,127,894	0	**	1,127,894
Belgium	—	1,938,040	—		1,938,040
Brazil	868,846	—	—		868,846
Canada	11,589,794	—	—		11,589,794
Chile	16,611	—	—		16,611
China	—	277,357	—		277,357
Czech Republic	—	96,457	—		96,457
Denmark	—	2,722,642	—		2,722,642
Finland	—	1,834,320	—		1,834,320
France	—	13,856,798	—		13,856,798
Germany	—	20,257,674	—		20,257,674
Greece	—	1,625,829	7,384		1,633,213
Hong Kong	—	2,241,219	—		2,241,219
India	—	855,368	—		855,368
Indonesia	—	—	290,593		290,593
Ireland	—	9,712,332	—		9,712,332
Israel	—	3,740,547	—		3,740,547
Italy	—	15,719,742	—		15,719,742
Japan	—	110,834,905	—		110,834,905
Netherlands	—	4,043,436	—		4,043,436
New Zealand	—	684,393	—		684,393
Norway	—	3,189,682	—		3,189,682
Philippines	—	188,069	—		188,069
Poland	—	50,289	—		50,289
Portugal	—	506,743	—		506,743
Russia	—	2,331,291	—		2,331,291
Singapore	—	10,302,661	—		10,302,661
South Africa	—	502,471	—		502,471
South Korea	—	5,267,982	—		5,267,982
Spain	—	5,501,753	—		5,501,753
Sweden	—	6,841,761	9,848		6,851,609
Switzerland	—	1,494,731	—		1,494,731
Taiwan	—	662,589	0	**	662,589
United Kingdom	—	80,141,109	—		80,141,109

TOTAL COMMON STOCKS	12,475,251	324,752,910	307,825		337,535,986

103

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
International Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$1,349,055	$—	$—	$1,349,055
Germany	—	3,008,599	—	3,008,599
Russia	—	1,800,408	—	1,800,408

TOTAL PREFERRED STOCKS	1,349,055	4,809,007	—	6,158,062

Rights/Warrants
Malaysia	—	1,307	—	1,307

TOTAL RIGHTS/WARRANTS	—	1,307	—	1,307

Mutual Funds
United States	5,641,000	—	—	5,641,000

TOTAL MUTUAL FUNDS	5,641,000	—	—	5,641,000

Short-Term Investments	6,042,627	—	—	6,042,627

Total Investments	25,507,933	329,563,224	307,825	355,378,982

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	97,541	—	97,541
Futures Contracts
Equity risk	—	2,123,763	—	2,123,763

Total	$25,507,933	$331,784,528	$307,825	$357,600,286

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(168,649)	$—	$(168,649)
Futures Contracts
Equity risk	(441,808)	(385,290)	—	(827,098)

Total	$(441,808)	$(553,939)	$—	$(995,747)

Resources Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$85,989	$—	$85,989
Austria	—	69,294	—	69,294
Brazil	696,846	—	—	696,846
Canada	1,453,263	—	—	1,453,263
China	—	804,227	—	804,227
Czech Republic	—	175,197	—	175,197
Denmark	—	83,612	—	83,612
France	—	459,629	—	459,629
Germany	—	86,991	—	86,991
Greece	—	1,628	—	1,628
Hungary	—	42,711	—	42,711
India	91,780	—	—	91,780
Indonesia	—	14,285	—	14,285

104

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Israel	$—	$93,754	$—		$93,754
Italy	—	350,459	—		350,459
Japan	—	1,606,836	—		1,606,836
Mexico	133,350	—	—		133,350
Norway	—	844,087	—		844,087
Poland	—	155,391	—		155,391
Russia	—	761,205	—		761,205
Singapore	—	337,258	—		337,258
South Africa	—	79,313	—		79,313
South Korea	—	24,712	—		24,712
Spain	—	332,891	—		332,891
Sweden	—	85,029	—		85,029
Switzerland	—	39,035	—		39,035
Taiwan	—	39,122	—		39,122
Thailand	—	164,056	—		164,056
Turkey	—	71,479	—		71,479
United Kingdom	—	1,935,591	—		1,935,591
United States	5,321,450	—	—		5,321,450

TOTAL COMMON STOCKS	7,696,689	8,743,781	—		16,440,470

Preferred Stocks
Brazil	846,466	—	—		846,466
Russia	—	72,198	—		72,198

TOTAL PREFERRED STOCKS	846,466	72,198	—		918,664

Short-Term Investments	221,751	—	—		221,751

Total Investments	8,764,906	8,815,979	—		17,580,885

Total	$8,764,906	$8,815,979	$—		$17,580,885

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$20,306,520	$—		$20,306,520
Austria	—	2,844,483	0	**	2,844,483
Belgium	—	7,357,682	—		7,357,682
Canada	12,980,579	—	—		12,980,579
Denmark	—	4,578,593	—		4,578,593
Finland	—	2,149,154	—		2,149,154
France	—	56,877,078	20		56,877,098
Germany	—	32,282,971	—		32,282,971
Greece	—	1,019,327	—		1,019,327
Hong Kong	—	3,630,059	—		3,630,059
Ireland	—	3,827,432	—		3,827,432
Italy	—	26,731,924	—		26,731,924
Japan	—	114,668,944	—		114,668,944
Malta	—	—	0	**	0	**
Netherlands	—	8,534,811	—		8,534,811
New Zealand	—	2,408,311	—		2,408,311

105

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Norway	$—	$453,960	$—	$453,960
Portugal	—	1,595,015	—	1,595,015
Singapore	—	9,962,575	—	9,962,575
Spain	—	25,196,533	—	25,196,533
Sweden	—	3,401,647	—	3,401,647
Switzerland	—	14,163,352	—	14,163,352
United Kingdom	—	105,639,804	—	105,639,804

TOTAL COMMON STOCKS	12,980,579	447,630,175	20	460,610,774

Preferred Stocks
Germany	—	2,589,111	—	2,589,111

TOTAL PREFERRED STOCKS	—	2,589,111	—	2,589,111

Mutual Funds
United States
Affiliated Issuers	6,891,000	—	—	6,891,000

TOTAL MUTUAL FUNDS	6,891,000	—	—	6,891,000

Short-Term Investments	2,330,487	—	—	2,330,487

Total Investments	22,202,066	450,219,286	20	472,421,372

Total	$22,202,066	$450,219,286	$20	$472,421,372

The risks referenced above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a fair value of zero at August 31, 2012.

The underlying funds held at year end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2012, there were no material transfers between Level 1 and Level 2.

106

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable input (Level 3) were used in determining value:

International Small Companies Fund

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*		Transfer out of level 3*		Balances as of August 31, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2012
Common Stocks
Greece	$—	$—	$—	$—	$—	$—	$7,384	**	$—	**	$7,384	$(6,847)
Indonesia	306,120	—	—	—	—	(15,527)	—		—		290,593	(15,527)
Sweden	9,857	—	—	—	—	(9)	—		—		9,848	(9)
Taiwan	4,973	—	—	—	—	(4,973)	—		—		—	—
Thailand	45,836	—	(47,724)	—	(29,040)	30,928	—		—		—	—

Total	$366,786	$—	$(47,724)	$—	$(29,040)	$10,419	$7,384		$—		$307,825	$(22,383)

Resources Fund

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*	Transfer out of level 3*		Balances as of August 31, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2012
Common Stocks
Thailand	$87,091	$88,377	$(19,872)	$—	$433	$(22,930)	$—	$(133,099	)**	$—	$—

Total	$87,091	$88,377	$(19,872)	$—	$433	$(22,930)	$—	$(133,099)		$—	$—

Tax-Managed International Equities Fund

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*	Transfer out of level 3*	Balances as of August 31, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2012
Common Stocks
France	$21	$—	$—	$—	$—	$(1)	$—	$—	$20	$(1)

Total	$21	$—	$—	$—	$—	$(1)	$—	$—	$20	$(1)

*	The Fund accounts for investments and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The aggregate net values of the Funds’ direct and/or indirect investments in securities using Level 3 inputs as of August 31, 2012 were as follows:

Fund Name	Level 3 securities
Currency Hedged International Equity Fund	<0.1%
International Core Equity Fund	0.0%
International Growth Equity Fund	0.0%
International Intrinsic Value Fund	<0.1%
International Small Companies Fund	0.1%
Tax-Managed International Equities Fund	<0.1%

107

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Cash

Cash and Foreign Currency, if any, on the Statement of Assets and Liabilities, consists of cash balances held with the custodian.

Due to / from broker

Due to / from broker in the Statement of Assets and Liabilities includes collateral on swaps, futures, and forward currency contracts, if any.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2012, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2012, the Funds elected to defer to March 1, 2012 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late-Year Ordinary Losses	Post-October Capital Losses
Currency Hedged International Equity Fund	$(6,849,459)	—
Developed World Stock Fund	—	(2,246,862)
Flexible Equities Fund	—	(4,305,459)
International Core Equity Fund	—	(34,994,966)
International Growth Equity Fund	—	(55,471,494)
International Intrinsic Value Fund	—	(49,052,730)
International Small Companies Fund	—	(5,720,957)
Tax-Managed International Equities Fund	—	(6,521,605)

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As of February 29, 2012, the Funds listed below had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 shall be carried forward indefinitely and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, and losses realized subsequent to February 29, 2012, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Total Short Term ($)	Long- Term ($)

Expiration Date	2/28/2017	2/28/2018	2/28/2019	No Expiration Date		No Expiration Date
Currency Hedged International Equity Fund	—	(5,297,760)	—	—	(5,297,760)	—
Developed World Stock Fund	(9,781,260)	(76,431,352)	(13,491,492)	—	(99,704,104)	—
Flexible Equities Fund	—	(3,039,669)	—	—	(3,039,669)	—
International Core Equity Fund	(79,203,099)	(906,840,158)	(47,181,759)	—	(1,033,225,016)	—
International Growth Equity Fund	—	(518,139,380)	—	—	(518,139,380)	—
International Intrinsic Value Extended Markets Fund	—	—	—	—	—	—
International Intrinsic Value Fund	(111,903,032)	(948,787,215)	(163,539,321)	—	(1,224,229,568)	—
International Small Companies Fund	—	(13,357,765)	—	—	(13,357,765)	—
Tax-Managed International Equities Fund	—	(94,049,954)	—	—	(94,049,954)	—

As of August 31, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Fund name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Currency Hedged International Equity Fund	2,946,065,995	144,476,682	—	144,476,682
Developed World Stock Fund	328,094,770	34,635,854	(23,583,638)	11,052,216
Flexible Equities Fund	979,443,375	40,930,047	(119,776,477)	(78,846,430)
International Core Equity Fund	4,156,635,001	386,531,531	(629,009,368)	(242,477,837)
International Growth Equity Fund	2,139,432,171	243,996,072	(117,060,807)	126,935,265
International Intrinsic Value Extended Markets Fund	312,976,493	8,098,082	(27,695,927)	(19,597,845)
International Intrinsic Value Fund	9,017,083,777	544,912,145	(959,407,929)	(414,495,784)
International Small Companies Fund	375,781,711	32,336,753	(52,739,482)	(20,402,729)
Resources Fund	17,579,565	586,919	(585,599)	1,320
Tax-Managed International Equities Fund	443,646,338	60,617,266	(31,842,232)	28,775,034

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years, if applicable, after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

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Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, 12b-1 and administration fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains with each agent. Each Fund receives the benefit of the earnings allowance, as applicable. Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

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As of August 31, 2012, the premium on cash purchases and the fee on cash redemptions were as follows:

	Currency Hedged International Equity Fund	Developed World Stock Fund	Flexible Equities Fund	International Core Equity Fund	International Growth Equity Fund	International Intrinsic Value Extended Markets Fund	International Intrinsic Value Fund	International Small Companies Fund	Resources Fund	Tax-Managed International Equities Fund
Purchase Premium	—	0.25%	—	—	—	—	—	0.50%	0.30%	—
Redemption Fee	—	0.25%	—	—	—	—	—	0.50%	0.30%	—

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3.	Investment and other risks

The following chart identifies selected risks of investing in the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Currency Hedged International Equity Fund	Developed World Stock Fund	Flexible Equities Fund	International Core Equity Fund	International Growth Equity Fund	International Intrinsic Value Extended Markets Fund	International Intrinsic Value Fund	International Small Companies Fund	Resources Fund	Tax-Managed International Equities Fund
Market Risk – Equity Securities Risk	•	•	•	•	•	•	•	•	•	•
Liquidity Risk	•		•			•		•	•	•
Smaller Company Risk	•		•	•	•	•	•	•	•	•
Derivatives Risk	•	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•	•
Currency Risk	•	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•
Leveraging Risk	•	•	•	•	•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•
Short Sales Risk			•
Natural Resources Risk									•
Commodities Risk									•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•
Non-Diversified Funds	•	•	•			•			•	•

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

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An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk — Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. The Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

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A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

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U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other

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companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest cost based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• SHORT SALES RISK. Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing its principal investment strategy, Flexible Equities Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”) or currency from a broker and sells it to a third

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party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Fund does not own involves a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, Flexible Equities Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own.

• NATURAL RESOURCES RISK. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

• COMMODITIES RISK. Certain Funds may invest in Alternative Asset Opportunity Fund. Alternative Asset Opportunity Fund has exposure to commodity markets. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. Certain Funds are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

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• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

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The following Funds are not diversified investment companies under the 1940 Act:

•	International Intrinsic Value Extended Markets Fund
•	Developed World Stock Fund
•	Tax-Managed International Equities Fund
•	Flexible Equities Fund
•	Resources Fund
•	Currency Hedged International Equity Fund

In addition, Currency Hedged International Equity Fund invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. The following paragraphs provide additional information about whether, and to what extent, the Funds take temporary defensive positions.

The Funds (other than Flexible Equities Fund) normally do not take temporary defensive positions. Flexible Equities Fund may, from time to time, take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as a substitute for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

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For those Funds that held derivatives during the period ended August 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an x):

Type of Derivative and Objective for Use	Currency Hedged International Equity Fund	Developed World Stock Fund	Flexible Equities Fund	International Core Equity Fund	International Growth Equity Fund	International Intrinsic Value Extended Markets Fund	International Intrinsic Value Fund	International Small Companies Fund	Resources Fund	Tax-Managed International Equities Fund
Forward currency contracts
Adjust exposure to foreign currencies		X	X	X	X	X	X	X
To manage against anticipated currency exchange rate changes		X	X	X	X	X	X	X
To hedge foreign currency exposure in the underlying Funds’ investments relative to the U.S. dollar	X
Futures contracts
Adjust exposure to certain securities markets		X		X	X	X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X	X	X	X	X
Swap agreements
To achieve returns comparable to holding and lending a direct equity position				X			X
Rights and/or warrants
Received as a result of corporate actions		X		X	X	X	X	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Funds to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively

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preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. The premium, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

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For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants held by the Funds at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2012 and the Statement of Operations for the period ended August 31, 2012^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Equity Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$1,879,479	$—	$—	$1,879,479

Total	$—	$—	$1,879,479	$—	$—	$1,879,479

Liability:
Unrealized Depreciation on Forward Currency Contracts	—	—	(17,431,925)	—	—	(17,431,925)

Total	$—	$—	$(17,431,925)	$—	$—	$(17,431,925)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$40,743,361	$—	$—	$40,743,361

Total	$—	$—	$40,743,361	$—	$—	$40,743,361

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(11,542,928)	$—	$—	$(11,542,928)

Total	$—	$—	$(11,542,928)	$—	$—	$(11,542,928)

Developed World Stock Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$78,903	$—	$—	$78,903
Unrealized Appreciation on Futures Contracts*		716,565	—			716,565

Total	$—	$716,565	$78,903	$—	$—	$795,468

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(248,201)	$—	$—	$(248,201)
Unrealized Depreciation on Futures Contracts*	—	(242,961)	—	—	—	(242,961)

Total	$—	$(242,961)	$(248,201)	$—	$—	$(491,162)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$1,154,402	$—	$—	$1,154,402
Futures Contracts	—	(524,117)	—	—	—	(524,117)
Investments (rights and/or warrants)	—	(87,410)	—	—	—	(87,410)

Total	$—	$(611,527)	$1,154,402	$—	$—	$542,875

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(305,540)	$—	$—	$(305,540)
Futures Contracts	—	(618,456)	—	—	—	(618,456)

Total	$—	$(618,456)	$(305,540)	$—	$—	$(923,996)

123

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Flexible Equities Funds
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$1,477,232	$—	$—	$1,477,232

Total	$—	$—	$1,477,232	$—	$—	$1,477,232

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(722,668)	$—	$—	$(722,668)
Unrealized Depreciation on Futures Contracts*	—	(829,547)	—	—	—	(829,547)

Total	$—	$(829,547)	$(722,668)	$—	$—	$(1,552,215)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$22,627,161	$—	$—	$22,627,161
Futures Contracts	—	(5,882,708)	—	—	—	(5,882,708)

Total	$—	$(5,882,708)	$22,627,161	$—	$—	$16,744,453

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(47,256,212)	$—	$—	$(47,256,212)
Futures Contracts	—	(2,358,002)	—	—	—	(2,358,002)

Total	$—	$(2,358,002)	$(47,256,212)	$—	$—	$(49,614,214)

International Core Equity Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$2,011,119	$—	$—	$2,011,119
Unrealized Appreciation on Futures Contracts*	—	16,992,023	—	—	—	16,992,023

Total	$—	$16,992,023	$2,011,119	$—	$—	$19,003,142

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(2,275,030)	$—	$—	$(2,275,030)
Unrealized Depreciation on Futures Contracts*	—	(6,181,204)	—	—	—	(6,181,204)
Swap Agreements	—	(36,701)	—	—	—	(36,701)

Total	$—	$(6,217,905)	$(2,275,030)	$—	$—	$(8,492,935)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$4,707,904	$—	$—	$4,707,904
Futures Contracts	—	(4,204,456)	—	—	—	(4,204,456)
Swap Agreements	—	(72,191)	—	—	—	(72,191)
Investments (rights and/or warrants)	—	(2,768,759)	—	—	—	(2,768,759)

Total	$—	$(7,045,406)	$4,707,904	$—	$—	$(2,337,502)

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(2,151,240)	$—	$—	$(2,151,240)
Futures Contracts	—	(4,367,069)	—	—	—	(4,367,069)
Swap Agreements	—	51,348	—	—	—	51,348

Total	$—	$(4,315,721)	$(2,151,240)	$—	$—	$(6,466,961)

124

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Growth Equity Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$1,069,168	$—	$—	$1,069,168
Unrealized Appreciation on Futures Contracts*	—	6,880,720	—	—	—	6,880,720
Investments, at value (rights and/or warrants)	—	9,914	—	—	—	9,914

Total	$—	$6,890,634	$1,069,168	$—	$—	$7,959,802

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,731,491)	$—	$—	$(1,731,491)
Unrealized Depreciation on Futures Contracts*	—	(2,611,843)	—	—	—	(2,611,843)

Total	$—	$(2,611,843)	$(1,731,491)	$—	$—	$(4,343,334)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$3,242,523	$—	$—	$3,242,523
Futures Contracts	—	12,166,065	—	—	—	12,166,065
Investments (rights and/or warrants)	—	41,714	—	—	—	41,714

Total	$—	$12,207,779	$3,242,523	$—	$—	$15,450,302

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$1,056,841	$—	$—	$1,056,841
Futures Contracts	—	(10,448,766)	—	—	—	(10,448,766)
Investments (rights and/or warrants)	—	(9,065)	—	—	—	(9,065)

Total	$—	$(10,457,831)	$1,056,841	$—	$—	$(9,400,990)

International Intrinsic Value Extended Markets Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$22,479	$—	$—	$22,479
Unrealized Appreciation on Futures Contracts*	—	611,728	—	—	—	611,728

Total	$—	$611,728	$22,479	$—	$—	$634,207

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(301,359)	$—	$—	$(301,359)
Unrealized Depreciation on Futures Contracts*	—	(9,759)	—	—	—	(9,759)

Total	$—	$(9,759)	$(301,359)	$—	$—	$(311,118)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$354,768	$—	$—	354,768
Futures Contracts	—	(337,724)	—	—	—	(337,724)
Investments (rights and/or warrants)		70,052	—			70,052

Total	$—	$(267,672)	$354,768	$—	$—	$87,096

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(278,880)	$—	$—	$(278,880)
Futures Contracts	—	601,969	—	—	—	601,969

Total	$—	$601,969	$(278,880)	$—	$—	$323,089

125

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Intrinsic Value Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$594,924	$—	$—	$594,924
Unrealized Appreciation on Futures Contracts*	—	23,627,405	—	—	—	23,627,405

Total	$—	$23,627,405	$594,924	$—	$—	$24,222,329

Liability:
Unrealized Depreciation on Forward Currency Contracts	—	$—	(4,312,873)	—	—	(4,312,873)
Unrealized Depreciation on Futures Contracts*	—	(3,371,318)	—	—	—	(3,371,318)
Swap Agreements	—	(58,947)	—	—	—	(58,947)

Total	$—	$(3,430,265)	$(4,312,873)	$—	$—	$(7,743,138)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$16,509,778	$—	$—	$16,509,778
Futures Contracts	—	(45,552,377)	—	—	—	(45,552,377)
Swap Agreements	—	(119,704)	—	—	—	(119,704)
Investments (rights and/or warrants)	—	(2,359,137)	—	—	—	(2,359,137)

Total	$—	$(48,031,218)	$16,509,778	$—	$—	$(31,521,440)

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(5,180,088)	$—	$—	$(5,180,088)
Futures Contracts	—	13,207,538	—	—	—	13,207,538
Swap Agreements	—	81,915	—	—	—	81,915

Total	$—	$13,289,453	$(5,180,088)	$—	$—	$8,109,365

International Small Companies Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$97,541	$—	$—	$97,541
Unrealized Appreciation on Futures Contracts*	—	2,123,763	—	—	—	2,123,763
Investments, at value (rights and/or warrants)	—	216,625	—	—	—	216,625

Total	$—	$2,340,388	$97,541	$—	$—	$2,437,929

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(168,649)	$—	$—	$(168,649)
Unrealized Depreciation on Futures Contracts*	—	(827,098)	—	—	—	(827,098)

Total	$—	$(827,098)	$(168,649)	$—	$—	$(995,747)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$313,557	$—	$—	$313,557
Futures Contracts	—	(2,529,700)	—	—	—	(2,529,700)
Investments (rights and/or warrants)	—	(649,000)	—	—	—	(649,000)

Total	$—	$(3,178,700)	$313,557	$—	$—	$(2,865,143)

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(192,642)	$—	$—	$(192,642)
Futures Contracts	—	1,027,439	—	—	—	1,027,439
Investments (rights and/or warrants)	—	(826)	—	—	—	(826)

Total	$—	$1,026,613	$(192,642)	$—	$—	$833,971

126

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Resources Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$7	$—	$—	$—	$7

Total	$—	$7	$—	$—	$—	$7

Tax-Managed International Equities Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(31,425)	$—	$—	$—	$(31,425)

Total	$—	$(31,425)	$—	$—	$—	$(31,425)

^	Because the Funds value their derivatives at fair value and recognizes changes in fair value through the Statement of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2012:

	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Agreements ($)	Rights/ Warrants ($)
Currency Hedged International Equity Fund	2,622,351,022	—	—	—
Developed World Stock Fund	51,872,987	17,899,744	—	19,495
Flexible Equities Fund	1,174,787,852	41,213,564	—	—
International Core Equity	751,151,416	344,380,000	1,098,064	387,850
International Growth Equity Fund	581,643,786	169,097,979	—	113,071
International Intrinsic Value Extended Markets Fund	43,445,445	10,102,516	—	26,831
International Intrinsic Value Fund	1,179,643,426	663,329,809	1,736,808	842,427
International Small Companies Fund	60,135,622	45,677,418		38,722
Resources Fund	—	—	—	652
Tax-Managed International Equities Fund	—	—	—	51,931

5.	Fees and other transactions with affiliates

Management Fees

GMO receives a management fee for the services it provides to each Fund. That fee is paid monthly equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Currency Hedged International Equity Fund	Developed World Stock Fund	Flexible Equities Fund	International Core Equity Fund	International Growth Equity Fund	International Intrinsic Value Extended Markets Fund	International Intrinsic Value Fund	International Small Companies Fund	Resources Fund	Tax-Managed International Equities Fund
Management Fee	0.54%	0.45%	0.55%	0.38%	0.50%	0.50%	0.50%	0.60%	0.50%	0.50%

127

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

In addition, each class of shares of certain Funds (except Class M shares which are described below) pay the Manager a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. The Manager may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan. Both shareholder service fees and administration fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II		Class III		Class IV	Class V	Class VI	Class M Admin Fee	Class M 12b-1 Fee
Currency Hedged International Equity Fund			0.15%
Developed World Stock Fund			0.15%		0.10%
Flexible Equities Fund			0.15%				0.055%
International Core Equity Fund			0.15%		0.09%		0.055%
International Growth Equity Fund			0.15%		0.09%
International Intrinsic Value Extended Markets Fund	0.22%	*	0.15%	*	0.09%
International Intrinsic Value Fund	0.22%		0.15%		0.09%			0.20%	0.25%
International Small Companies Fund			0.15%
Resources Fund			0.15%		0.10%*	0.085%*	0.055%*
Tax-Managed International Equities Fund			0.15%

*	Class is offered but has no shareholders as of August 31, 2012.

For each Fund other than Resources Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager. For Resources Fund, the Manager has contractually agreed to reimburse each Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that charges a management fee, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2013 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

128

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2012 is shown in the table below and included in the Statement of Operations

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with the Manager ($)
Currency Hedged International Equity Fund	16,284	7,190
Developed World Stock Fund	2,300	1,052
Flexible Equities Fund	8,556	4,084
International Core Equity Fund	26,404	12,628
International Growth Equity Fund	19,688	8,786
International Intrinsic Value Extended Markets Fund	2,012	771
International Intrinsic Value Fund	46,368	20,938
International Small Companies Fund	2,484	1,152
Resources Fund	67	12
Tax-Managed International Equities Fund	3,312	1,538

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2012, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Currency Hedged International Equity Fund	0.491%	0.088%	0.579%
Developed World Stock Fund	< 0.001%	0.000%	< 0.001%
Flexible Equities Fund	—	—	—
International Core Equity Fund	< 0.001%	0.000%	< 0.001%
International Growth Equity Fund	< 0.001%	0.000%	< 0.001%
International Intrinsic Value Extended Markets Fund	< 0.001%	0.000%	< 0.001%
International Intrinsic Value Fund	< 0.001%	0.000%	< 0.001%
International Small Companies Fund	< 0.001%	0.000%	< 0.001%
Resources Fund	—	—	—
Tax-Managed International Equities Fund	< 0.001%	0.000%	< 0.001%

129

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2012 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Currency Hedged International Equity Fund	—	1,031,776,126	—	333,167,253
Developed World Stock Fund	—	100,324,100	—	101,101,076
Flexible Equities Fund	—	236,287,348	—	539,981,366
International Core Equity Fund	—	878,212,495	—	927,489,988
International Growth Equity Fund	—	717,739,589	—	1,312,959,270
International Intrinsic Value Extended Markets Fund	—	133,805,142	—	98,074,846
International Intrinsic Value Fund	—	3,573,165,626	—	1,564,387,535
International Small Companies Fund	—	141,039,820	—	130,129,400
Resources Fund	—	13,137,896	—	2,764,963
Tax-Managed International Equities Fund	—	137,366,202	—	150,085,843

Cost of purchases and proceeds from sales for in-kind transactions in accordance with U.S. GAAP for the period ended August 31, 2012 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
International Intrinsic Value Fund		281,520,199
International Intrinsic Value Extended Markets Fund	281,520,199

For the period ended August 31, 2012, the following Funds had net realized gains attributed to redemption in-kind transactions:

Fund Name	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
International Intrinsic Value Fund	65,752,459

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

130

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2012

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Currency Hedged International Equity Fund	3	**	65.10%	—	99.96%
Developed World Stock Fund	3		82.27%	0.03%	0.00%
Flexible Equities Fund	3	**	42.32%	—	100.00%
International Core Equity Fund	2	*	29.98%	< 0.01%	45.55%
International Growth Equity Fund	4	***	73.47%	< 0.01%	96.23%
International Intrinsic Value Extended Markets Fund	1		100.00%	—	0.00%
International Intrinsic Value Fund	1	*	26.49%	0.11%	79.31%
International Small Companies Fund	3		52.85%	3.23%	0.46%
Resources Fund	3		93.05%	44.61%	52.56%
Tax-Managed International Equities Fund	1		12.12%	0.76%	0.00%

*	This shareholder is another fund of the Trust.
**	Two of the shareholders are other funds of the Trust.
***	Each of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds shares were as follows:

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
Currency Hedged International Equity Fund
Class III:
Shares sold	44,392,634	$932,123,814	118,011,160	$2,476,359,397
Shares issued to shareholders in reinvestment of distributions	366,372	7,902,640	1,804,084	37,468,274
Shares repurchased	(16,572,201)	(362,810,026)	(30,353,128)	(682,249,837)

Net increase (decrease)	28,186,805	$577,216,428	89,462,116	$1,831,577,834

Developed World Stock Fund
Class III:
Shares sold	—	$—	502,340	$8,731,930
Shares issued to shareholders in reinvestment of distributions	37,143	647,766	183,167	3,193,353
Shares repurchased	(289,468)	(4,872,622)	(3,596,499)	(64,953,013)
Purchase premiums	—	—	—	21,878
Redemption fees	—	12,182	—	96,979

Net increase (decrease)	(252,325)	$(4,212,674)	(2,910,992)	$(52,908,873)

Class IV:
Shares sold	—	$—	3,336	$56,634
Shares issued to shareholders in reinvestment of distributions	77,789	1,357,423	335,299	5,801,292
Shares repurchased	—	—	(530)	(9,287)
Purchase premiums	—	—	—	142
Redemption fees	—	—	—	16

Net increase (decrease)	77,789	$1,357,423	338,105	$5,848,797

131

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
Flexible Equities Fund
Class III:
Shares sold	679,520	$12,028,363	5,515,335	$100,435,909
Shares issued to shareholders in reinvestment of distributions	10,731	186,714	—	—
Shares repurchased	(1,146,563)	(20,364,726)	(2,027,341)	(36,445,628)

Net increase (decrease)	(456,312)	$(8,149,649)	3,487,994	$63,990,281

Class VI:
Shares sold	6,562,491	$117,011,585	70,061,175	$1,258,882,392
Shares issued to shareholders in reinvestment of distributions	243,684	4,242,534	—	—
Shares repurchased	(24,218,064)	(420,965,800)	(18,749,875)	(343,612,000)

Net increase (decrease)	(17,411,889)	$(299,711,681)	51,311,300	$915,270,392

International Core Equity Fund
Class III:
Shares sold	1,255,541	$32,963,295	7,376,146	$205,650,226
Shares issued to shareholders in reinvestment of distributions	281,800	7,123,899	946,474	24,974,973
Shares repurchased	(1,412,192)	(36,818,136)	(4,018,388)	(116,634,369)

Net increase (decrease)	125,149	$3,269,058	4,304,232	$113,990,830

Class IV:
Shares sold	323,384	$8,582,610	10,188,924	$279,783,865
Shares issued to shareholders in reinvestment of distributions	418,171	10,567,194	1,142,879	30,139,634
Shares repurchased	(1,281,931)	(34,243,168)	(12,245,288)	(344,381,631)

Net increase (decrease)	(540,376)	$(15,093,364)	(913,485)	$(34,458,132)

Class VI:
Shares sold	7,710,446	$203,757,736	15,696,213	$416,330,211
Shares issued to shareholders in reinvestment of distributions	810,204	20,449,556	3,515,131	92,289,923
Shares repurchased	(12,474,008)	(320,450,275)	(51,502,500)	(1,482,584,169)

Net increase (decrease)	(3,953,358)	$(96,242,983)	(32,291,156)	$(973,964,035)

International Growth Equity Fund
Class III:
Shares sold	663,400	$14,913,887	1,241,520	$27,131,176
Shares issued to shareholders in reinvestment of distributions	263,787	5,452,464	300,097	6,599,701
Shares repurchased	(4,287,379)	(91,174,634)	(14,227,951)	(312,210,941)

Net increase (decrease)	(3,360,192)	$(70,808,283)	(12,686,334)	$(278,480,064)

Class IV:
Shares sold	13,480,995	$302,957,289	62,712,332	$1,364,378,272
Shares issued to shareholders in reinvestment of distributions	2,107,265	43,557,173	2,158,695	46,568,619
Shares repurchased	(42,060,137)	(897,296,650)	(71,012,592)	(1,542,448,551)

Net increase (decrease)	(26,471,877)	$(550,782,188)	(6,141,565)	$(131,501,660)

132

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Period Ended August 31, 2012

	Shares	Amount
International Intrinsic Value Extended Markets Fund
Class IV*:
Shares sold	31,577,652	$313,942,464

Net increase (decrease)	31,577,652	$313,942,464

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
International Intrinsic Value Fund
Class II:
Shares sold	309,675	$5,832,041	6,098,594	$125,075,647
Shares issued to shareholders in reinvestment of distributions	96,421	1,765,460	299,716	6,054,871
Shares repurchased	(6,160,644)	(120,848,996)	(1,315,117)	(27,258,440)

Net increase (decrease)	(5,754,548)	$(113,251,495)	5,083,193	$103,872,078

Class III:
Shares sold	11,438,341	$216,321,116	25,341,560	$518,986,054
Shares issued to shareholders in reinvestment of distributions	1,006,140	18,613,586	2,781,910	56,638,674
Shares repurchased	(5,976,615)	(115,207,292)	(36,065,260)	(781,904,235)

Net increase (decrease)	6,467,866	$119,727,410	(7,941,790)	$(206,279,507)

Class IV:
Shares sold	115,534,817	$2,127,991,779	156,739,716	$3,097,866,189
Shares issued to shareholders in reinvestment of distributions	3,869,221	71,503,208	6,585,662	130,330,028
Shares repurchased	(26,203,318)	(525,188,376)	(63,961,141)	(1,294,188,330)

Net increase (decrease)	93,200,720	$1,674,306,611	99,364,237	$1,934,007,887

Class M:
Shares sold	55,409	$1,047,166	121,930	$2,567,774
Shares issued to shareholders in reinvestment of distributions	6,651	121,315	20,538	415,510
Shares repurchased	(85,673)	(1,616,416)	(168,625)	(3,441,214)

Net increase (decrease)	(23,613)	$(447,935)	(26,157)	$(457,930)

International Small Companies Fund
Class III:
Shares sold	972,011	$6,578,584	864,237	$6,225,204
Shares issued to shareholders in reinvestment of distributions	765,041	5,341,397	2,188,466	16,868,765
Shares repurchased	(254,156)	(1,717,034)	(8,684,258)	(66,256,208)
Purchase premiums	—	33,058	—	29,660
Redemption fees	—	8,585	—	329,656

Net increase (decrease)	1,482,896	$10,244,590	(5,631,555)	$(42,802,923)

133

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Period Ended February 29, 2012**

	Shares	Amount	Shares	Amount
Resources Fund
Class III:
Shares sold	993,721	$19,615,572	352,829	$7,115,038
Purchase premiums	—	58,690	—	21,410

Net increase (decrease)	993,721	$19,674,262	352,829	$7,136,448

Tax-Managed International Equities Fund
Class III:
Shares sold	199,416	$2,737,232	1,106,984	$14,848,634
Shares issued to shareholders in reinvestment of distributions	94,817	1,217,447	665,832	8,611,854
Shares repurchased	(1,825,011)	(23,875,279)	(4,079,211)	(58,153,728)

Net increase (decrease)	(1,530,778)	$(19,920,600)	(2,306,395)	$(34,693,240)

*	Period from March 1, 2012 (commencement of operations) through August 31, 2012.

**	Period from December 28, 2011 (commencement of operations) through February 29, 2012.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Currency Hedged International Equity Fund
GMO International Growth Equity Fund, Class IV	$952,180,604	$53,316,474	$229,136,530	$15,307,768	$—	$768,730,442
GMO International Intrinsic Value Fund, Class IV	1,412,697,219	978,459,652	104,030,723	25,311,323	—	2,292,985,292

Totals	$2,364,877,823	$1,031,776,126	$333,167,253	$40,619,091	$—	$3,061,715,734

Developed World Stock Fund
GMO U.S. Treasury Fund	$10,163,325	$3,532,000	$4,210,000	$4,652	$—	$9,485,325

International Core Equity Fund
GMO U.S. Treasury Fund	$67,482,056	$35,635,000	$30,000,000	$34,438	$—	$73,117,056

International Growth Equity Fund
GMO U.S. Treasury Fund	$62,284,082	$112,199,000	$(121,544,083)	$28,199	$—	$52,939,000

International Intrinsic Value Extended Markets Fund
GMO U.S. Treasury Fund	$—	$9,353,000	$915,000	$2,833	$—	$8,438,000

International Intrinsic Value Fund
GMO U.S. Treasury Fund	$64,903,524	$8,214,000	$—	$35,194	$—	$73,117,523

134

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August 31, 2012 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
International Small Companies Fund
GMO U.S. Treasury Fund	$—	$15,583,000	$9,942,000	$3,095	$—	$5,641,000

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$8,513,601	$18,437,000	$20,059,601	$3,409	$—	$6,891,000

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through August 31, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year February 28, 2013.

11.	Subsequent events

Effective September 11, 2012, Thomas Hancock and David Cowan are the Senior Members and Co-Directors of the Quantitative Equity Division of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), and Ben Inker and Sam Wilderman are the Senior Members and Co-Directors of the Asset Allocation Division of GMO.

135

GMO Trust Funds

Board Review of Management Agreements

August 31, 2012 (Unaudited)

Currency Hedged International Equity Fund

Approval of renewal of management agreement for GMO Currency Hedged International Equity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the

136

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Developed World Stock Fund

Approval of renewal of management agreement for GMO Developed World Stock Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

137

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Flexible Equities Fund

Approval of renewal of management agreement for GMO Flexible Equities Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van

138

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered that the Fund’s performance is intended to complement the strategies being pursued by the Manager in GMO’s asset allocation funds and GMO’s separate accounts and noted that the Fund is not a standalone investment and that the Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, a particular securities market index or benchmark. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

139

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

International Core Equity Fund

Approval of renewal of management agreement for GMO International Core Equity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding

140

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

International Growth Equity Fund

Approval of renewal of management agreement for GMO International Growth Equity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

141

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

142

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

International Intrinsic Value Extended Markets Fund

Approval of initial management agreement for GMO International Intrinsic Value Extended Markets Fund. In determining to approve the initial management agreement of the Fund, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. At a meeting on June 14, 2011, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to the Trustees for purposes of considering the Manager’s proposal to establish the Fund as a new series of the Trust and the proposed new management agreement between the Trust, on behalf of the Fund, and the Manager. During the meeting, the Trustees met with a member of the Manager’s Quantitative Equity Division, the investment division that would be responsible for day-to-day management of the Fund.

At meetings throughout the year, the Trustees had considered information relevant to approval of the Fund’s management agreement, including information provided at meetings with the Manager’s investment advisory personnel (including members of the Manager’s Quantitative Equity Division) with respect to other series of the Trust (collectively, the “funds”). In addition to that information the Trustees considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who would be providing services under the Fund’s management agreement and information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund’s portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager’s internal resources and the time and attention to be devoted by the Manager’s senior management to the Fund. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the qualifications and experience of the Quantitative Equity Division personnel, the support those personnel received from the Manager, the investment techniques that would be used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees to be paid to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed to have similar objectives. In evaluating the Fund’s management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques to be used to manage the Fund. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager’s profitability with respect to the Fund. The Trustees did, however, consider how the proposed fees compared to fees paid by other international equity funds of the Trust and so-called “fallout benefits” to the Manager and also possible reputational value to be derived from serving as investment manager to the Fund. The Trustees also considered that the fee to be charged under the Fund’s management agreement would be based on services to be provided by the Manager that would be in addition to, rather than duplicative of, services to be provided under the management agreements of exchange-traded funds (“ETFs”) and other funds, including other funds of the Trust, in which the Fund may invest. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee to be charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors. The Trustees considered the rigor and discipline with which the Manager would be managing the Fund and the extent and quality of the resources, including human resources, to be brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services to be provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also considered the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also took into account information concerning the Manager’s practices with respect to the execution of portfolio transactions that they received over the course of the year. Finally, the Trustees considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund would be consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund’s

143

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

estimated total expenses, the Manager’s proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund’s management agreement.

Following their review, on June 14, 2011, the Trustees who were not “interested persons” of the Trust, in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund’s initial management agreement for an initial period ending on the second anniversary of the agreement’s execution.

International Intrinsic Value Fund

Approval of renewal of management agreement for GMO International Intrinsic Value Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other

144

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

International Small Companies Fund

Approval of renewal of management agreement for GMO International Small Companies Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

145

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

146

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Tax-Managed International Equities Fund

Approval of renewal of management agreement for GMO Tax-Managed International Equities Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and

147

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

148

GMO Trust Funds

Fund Expenses

August 31, 2012 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2012.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 through August 31, 2012.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period *	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period *	Annualized Net Expense Ratio
Currency Hedged International Equity Fund
Class III	$1,000.00	$1,007.30	$3.54	$1,000.00	$1,021.68	$3.57	0.70%
Developed World Stock Fund
Class III	$1,000.00	$1,001.60	$3.03	$1,000.00	$1,022.18	$3.06	0.60%
Class IV	$1,000.00	$1,001.70	$2.77	$1,000.00	$1,022.43	$2.80	0.55%
Flexible Equities Fund
Class III	$1,000.00	$886.30	$3.33	$1,000.00	$1,021.68	$3.57	0.70%
Class VI	$1,000.00	$886.90	$2.90	$1,000.00	$1,022.13	$3.11	0.61%
International Core Equity Fund
Class III	$1,000.00	$975.20	$2.65	$1,000.00	$1,022.52	$2.71	0.53%
Class IV	$1,000.00	$975.60	$2.35	$1,000.00	$1,022.85	$2.41	0.47%
Class VI	$1,000.00	$975.60	$2.18	$1,000.00	$1,023.00	$2.23	0.44%
International Growth Equity Fund
Class III	$1,000.00	$1,024.30	$3.32	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$1,024.60	$3.01	$1,000.00	$1,022.23	$3.01	0.59%
International Intrinsic Value Extended Markets Fund (a)
Class IV	$1,000.00	$934.00	$2.91	$1,000.00	$1,022.06	$3.04	0.60%
International Intrinsic Value Fund
Class II	$1,000.00	$964.00	$3.56	$1,000.00	$1,021.58	$3.67	0.72%
Class III	$1,000.00	$964.60	$3.22	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$964.70	$2.92	$1,000.00	$1,022.23	$3.01	0.59%
Class M	$1,000.00	$963.00	$4.70	$1,000.00	$1,020.42	$4.84	0.95%

149

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2012 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*	Annualized Net Expense Ratio
International Small Companies Fund
Class III	$1,000.00	$963.80	$3.76	$1,000.00	$1,021.37	$3.87	0.76%
Resources Fund
Class III	$1,000.00	$881.10	$3.84	$1,000.00	$1,021.12	$4.13	0.81%
Tax-Managed International Equities Fund
Class III	$1,000.00	$983.00	$3.25	$1,000.00	$1,021.93	$3.31	0.65%

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2012, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.
(a)	For the period March 1, 2012 (commencement of operations) through August 31, 2012. Expense is calculated using the Class’s annualized net expense ratio for the period ended August 31, 2012, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 365 days in the year.

150

GMO Trust

Semiannual Report

August 31, 2012

Asset Allocation Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Domestic Bond Fund

Emerging Country Debt Fund

Global Bond Fund

Inflation Indexed Plus Bond Fund

International Bond Fund

Short-Duration Collateral Fund

Short-Duration Collateral Share Fund

Special Purpose Holding Fund

Strategic Fixed Income Fund

U.S. Treasury Fund

World Opportunity Overlay Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or private placement memorandum, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

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Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	98.8%
Short-Term Investments	1.1
Options Purchased	0.1
Written Options	(0.0	)^
Other	0.0	^

	100.0%

^	Rounds to 0.0%.

1

Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)/ Number of Contracts	Description	Value ($)
	DEBT OBLIGATIONS — 98.8%

	U.S. Government — 98.8%
94,500,000	U.S. Treasury Note, 0.50%, due 11/15/13 (a)	94,835,948

	TOTAL DEBT OBLIGATIONS (COST $94,710,545)	94,835,948

	OPTIONS PURCHASED — 0.1%

	Options on Futures — 0.1%
150	10 Year U.S. Treasury Note Future Options Put, Expires 11/23/12, Strike 131.00	58,594

	TOTAL OPTIONS PURCHASED (COST $94,077)	58,594

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.1%

	Money Market Funds — 1.1%
1,078,663	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (b)	1,078,663

	TOTAL SHORT-TERM INVESTMENTS (COST $1,078,663)	1,078,663

	TOTAL INVESTMENTS — 100.0% (Cost $95,883,285)	95,973,205
	Other Assets and Liabilities (net) — 0.00%	10,059

	TOTAL NET ASSETS — 100.0%	$95,983,264

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Written Options

A summary of open written option contracts for the Fund at August 31, 2012 is as follows:

Options on Futures

	Number of Contracts	Expiration Date		Description	Premiums	Market Value
Put	150	10/26/2012	USD	10 Year U.S. Treasury Note, Strike 131.00	$62,955	$(35,156)

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

2	See accompanying notes to the financial statements.

Core Plus Bond Fund

(A Series of GMO Trust)

Investment C oncentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	76.1%
Short-Term Investments	35.2
Options Purchased	0.6
Loan Participations	0.2
Loan Assignments	0.1
Futures Contracts	0.1
Written Options	0.0 ^
Rights/Warrants	0.0 ^
Forward Currency Contracts	(0.1)
Swap Agreements	(1.5)
Reverse Repurchase Agreements	(1.7)
Other	(9.0)

100.0%

^	Rounds to 0.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

Country/Region Summary**	% of Investments
United States	122.3%
Emerging***	4.6
Japan	3.0
Euro Region****	2.6
United Kingdom	2.4
Canada	(4.9)
Switzerland	(5.3)
Sweden	(8.4)
Australia	(16.3)

100.0%

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Venezuela, Mexico, Turkey, Argentina, Brazil, Philippines, Indonesia, Russia, Congo and Colombia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

****	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

3

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 35.5%

		Albania — 3.0%
		Foreign Government Obligations
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	7,212,019

		Australia — 0.1%
		Asset-Backed Securities
USD	143,079	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.52%, due 04/19/38	137,967
USD	205,172	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.52%, due 05/10/36	198,855

		Total Australia	336,822

		United Kingdom — 0.2%
		Asset-Backed Securities
USD	431,743	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.66%, due 01/13/39	414,473
USD	23,988	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.32%, due 12/20/54	23,413

		Total United Kingdom	437,886

		United States — 23.2%
		Asset-Backed Securities — 1.9%
USD	290,620	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.64%, due 05/25/37¿	13,078
USD	986,317	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 07/25/36¿	342,745
USD	98,328	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.35%, due 09/25/36¿	32,940
USD	830,164	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 06/25/36¿	247,103
USD	120,633	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.63%, due 01/25/36	85,046
USD	187,500	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.49%, due 09/15/17	187,656
USD	300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.70%, due 01/25/24	292,500
USD	360,489	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.81%, due 06/28/19	338,860

Par Value		Description	Value ($)
		Asset-Backed Securities (continued)
USD	548,076	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.40%, due 04/25/36¿	351,111
USD	374,862	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.43%, due 05/25/36¿	128,039
USD	93,958	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.40%, due 08/25/36¿	31,476
USD	693,797	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.48%, due 11/15/33	583,136
USD	800,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	798,000
USD	142,667	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.39%, due 03/25/36¿	85,244
USD	669,947	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 06/25/36¿	283,053
USD	496,333	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.47%, due 02/25/37¿	198,533
USD	45,199	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.53%, due 12/25/32	32,092
USD	70,558	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.43%, due 11/25/35	66,698
USD	44,159	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.50%, due 09/15/22	44,131
USD	27,520	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.82%, due 11/25/35¿	26,144
USD	400,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.37%, due 02/15/17	399,952

			4,567,537

		Corporate Debt — 0.2%
USD	280,720	CIT Group, Inc., 144A, 7.00%, due 05/02/16	281,057
USD	188,116	CIT Group, Inc., 144A, 7.00%, due 05/02/17	188,116

			469,173

4	See accompanying notes to the financial statements.

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value/ Shares/ Principal Amount		Description	Value ($)
		U.S. Government — 21.1%
USD	18,349,006	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (b)(c)	18,521,028
USD	30,000,000	U.S. Treasury Note, 2.50%, due 03/31/15 (c)	31,727,340

			50,248,368

		U.S. Government Agency — 9.0%
USD	20,000,000	Federal National Mortgage Assoc.,TBA, 4.00%, due 07/01/40	21,450,000

		Total United States	76,735,078

		TOTAL DEBT OBLIGATIONS (COST $82,982,806)	84,721,805

		MUTUAL FUNDS — 71.6%

		United States — 71.6%
		Affiliated Issuers
	959,525	GMO Emerging Country Debt Fund, Class IV	9,662,418
	7,417,054	GMO Short-Duration Collateral Fund	33,450,914
	93,858	GMO Special Purpose Holding Fund (d)	59,131
	3,083,518	GMO U.S. Treasury Fund	77,087,944
	2,030,456	GMO World Opportunity Overlay Fund	50,335,010

		TOTAL MUTUAL FUNDS (COST $169,053,696)	170,595,417

		OPTIONS PURCHASED — 0.2%

		Currency Options
AUD	11,100,000	AUD Call/USD Put, Expires 11/13/12, Strike 1.04%, (OTC) (CP - Credit Suisse International)	131,182

Principal Amount/ Shares/ Par Value		Description	Value ($)
		Currency Options (continued)
AUD	11,100,000	AUD Put/USD Call, Expires 11/13/12, Strike 1.04, (OTC) (CP - Credit Suisse International)	304,979

		TOTAL OPTIONS PURCHASED (COST $462,658)	436,161

		SHORT-TERM INVESTMENTS — 0.9%

		Money Market Funds — 0.3%
	757,667	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (e)	757,667

		Total Money Market Funds (COST $757,667)	757,667

		U.S. Government — 0.6%
USD	1,300,000	U.S. Treasury Bill, 0.13%, due 03/07/13 (c)(f)	1,299,137
USD	100,000	U.S. Treasury Bill, 0.15%, due 07/25/13 (c)(f)	99,863

		Total U.S. Government (COST $1,398,549)	1,399,000

		TOTAL SHORT-TERM INVESTMENTS (COST $2,156,216)	2,156,667

		TOTAL INVESTMENTS — 108.2% (Cost $254,655,376)	257,910,050
		Other Assets and Liabilities (net) — (8.2%)	(19,528,081)

		TOTAL NET ASSETS — 100.0%	$238,381,969

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
11/06/12	Citibank N.A.	AUD	400,000	$410,877	$919
9/04/12	Citibank N.A.	AUD	13,200,000	13,637,575	(38,985)
11/06/12	Credit Suisse International	AUD	16,700,000	17,154,114	2,546
9/04/12	Deutsche Bank AG	AUD	5,000,000	5,165,748	148,576
9/11/12	Citibank N.A.	CAD	13,300,000	13,490,317	226,662
9/11/12	Deutsche Bank AG	CAD	1,200,000	1,217,171	34,649
10/16/12	Citibank N.A.	EUR	200,000	251,671	5,574

See accompanying notes to the financial statements.	5

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
9/25/12	Citibank N.A.	GBP	3,400,000	$5,398,285	$41,003
10/23/12	Citibank N.A.	JPY	70,000,000	894,408	5,242
10/23/12	Deutsche Bank AG	JPY	170,000,000	2,172,134	25,669
10/30/12	Citibank N.A.	NOK	15,000,000	2,582,878	8,667
10/30/12	Credit Suisse International	NOK	3,600,000	619,891	6,540
10/02/12	Citibank N.A.	NZD	1,200,000	962,362	(5,049)
10/02/12	Deutsche Bank AG	NZD	13,900,000	11,147,365	62,115
9/18/12	Citibank N.A.	SEK	9,100,000	1,373,444	17,917
9/18/12	Deutsche Bank AG	SEK	41,100,000	6,203,137	376,573

				$82,681,377	$918,618

Sales #
9/04/12	Citibank N.A.	AUD	1,500,000	$1,549,724	$5,170
11/06/12	Citibank N.A.	AUD	800,000	821,754	(1,751)
9/04/12	Credit Suisse International	AUD	16,700,000	17,253,599	(2,499)
9/11/12	Deutsche Bank AG	CAD	6,600,000	6,694,443	(191,980)
10/09/12	Deutsche Bank AG	CHF	8,500,000	8,908,160	(296,205)
10/16/12	Citibank N.A.	EUR	14,200,000	17,868,623	(370,084)
9/25/12	Citibank N.A.	GBP	800,000	1,270,185	(31,016)
9/25/12	Credit Suisse International	GBP	8,400,000	13,336,941	(157,156)
10/23/12	Citibank N.A.	JPY	100,000,000	1,277,726	(15,843)
10/02/12	Citibank N.A.	NZD	6,900,000	5,533,584	62,175
9/18/12	Citibank N.A.	SEK	18,300,000	2,761,981	(76,809)

				$77,276,720	$(1,075,998)

†	Fund buys foreign currency; sells USD.

#	Fund sells foreign currency; buys USD.

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
17	Euro Bund	September 2012	$3,086,133	$8,614
16	Euro BOBL	September 2012	2,573,840	4,399
35	UK Gilt Long Bond	December 2012	6,723,883	8,007
101	U.S. Treasury Note 5 Yr. (CBT)	December 2012	12,591,070	34,416
299	U.S. Treasury Note 10 Yr. (CBT)	December 2012	39,981,906	174,298

			$64,956,832	$229,734

Sales
136	Australian Government Bond 10 Yr.	September 2012	$17,667,554	$113,860
67	Canadian Government Bond 10 Yr.	December 2012	9,276,871	(20,145)
1	U.S. Treasury Bond 30 Yr. (CBT)	December 2012	151,406	(1,003)
187	U.S. Treasury Note 2 Yr. (CBT)	December 2012	41,248,110	(29,780)

			$68,343,941	$62,932

6	See accompanying notes to the financial statements.

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
2,000,000	USD	12/20/2013	Barclays Bank PLC	Receive	0.25%	1.59%	SLM Corp.	2,000,000	USD	$(33,983)

							Premiums to (Pay) Receive			$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
20,000,000	SEK	9/19/2022	Bank of America, N.A.	Receive	2.45%	3M SEK STIBOR	$57,592
41,400,000	SEK	9/19/2022	Barclays Bank PLC	(Pay)	2.45%	3M SEK STIBOR	(119,216)
39,800,000	SEK	9/19/2022	Citibank N.A.	(Pay)	2.45%	3M SEK STIBOR	(111,017)
40,400,000	SEK	9/19/2022	JPMorgan Chase Bank, N.A.	(Pay)	2.45%	3M SEK STIBOR	(112,691)

							$(285,332)

					Premiums to (Pay) Receive		$118,403

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay)	- Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
175,000,000	USD	2/19/2013	Bank of America N.A.	1 month LIBOR minus 0.20%	Barclays Aggregate Total Return Index	$1,866,890

				Premiums to (Pay) Receive		$—

See accompanying notes to the financial statements.	7

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.
(a)	Security is backed by the U.S. Treasury bonds.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any. (Note 4).

(d)	Underlying investment represents interests in defaulted claims. See “Other matters” in Notes to Financial Statements for additional information.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2012.

(f)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 74.

8	See accompanying notes to the financial statements.

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	93.0%
Short-Term Investments	12.6
Options Purchased	0.6
Futures Contracts	0.2
Loan Participations	0.2
Loan Assignments	0.1
Rights/Warrants	0.0 ^
Written Options	0.0 ^
Forward Currency Contracts	(0.9)
Reverse Repurchase Agreements	(1.8)
Swap Agreements	(4.1)
Other	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

^	Rounds to 0.0%

Country/Region Summary**	% of Investments
Euro Region***	80.7%
United Kingdom	25.5
United States	11.1
Emerging****	4.8
Japan	2.7
Canada	0.8
Switzerland	(5.5)
Sweden	(7.1)
Australia	(13.0)

100.0%

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Venezuela, Mexico, Turkey, Argentina, Brazil, Philippines, Indonesia, Russia, Congo and Colombia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

9

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 47.2%

		Canada — 3.4%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada, 3.50%, due 06/01/20	2,307,684

		France — 7.2%
		Foreign Government Obligations
EUR	3,300,000	Government of France, 4.00%, due 10/25/38	4,825,360

		Germany — 6.9%
		Foreign Government Obligations
EUR	2,500,000	Republic of Deutschland, 4.75%, due 07/04/34	4,635,307

		Italy — 5.0%
		Foreign Government Obligations
EUR	3,100,000	Italy Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	3,359,923

		Netherlands — 1.2%
		Foreign Government Obligations
EUR	500,000	Netherlands Government Bond, 3.75%, due 01/15/42	818,362

		Spain — 2.5%
		Foreign Government Obligations
EUR	1,900,000	Government of Spain, 4.70%, due 07/30/41	1,642,523

		United Kingdom — 15.3%
		Foreign Government Obligations
GBP	2,000,000	United Kingdom Gilt, 3.75%, due 09/07/21	3,807,032
GBP	3,000,000	United Kingdom Gilt, 4.75%, due 12/07/30	6,434,131

		Total United Kingdom	10,241,163

		United States — 5.7%
		U.S. Government
USD	3,800,090	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a)(b)	3,835,716

		TOTAL DEBT OBLIGATIONS (COST $29,559,901)	31,666,038

		MUTUAL FUNDS — 52.8%

		United States — 52.8%
		Affiliated Issuers
	284,688	GMO Emerging Country Debt Fund, Class IV	2,866,804

Shares / Principal Amount / Par Value		Description	Value ($)
		United States (continued)
	2,683,050	GMO Short-Duration Collateral Fund	12,100,557
	5,496	GMO Special Purpose Holding Fund (c)	3,462
	222,662	GMO U.S. Treasury Fund	5,566,541
	599,715	GMO World Opportunity Overlay Fund	14,866,946

		TOTAL MUTUAL FUNDS (COST $34,382,392)	35,404,310

		OPTIONS PURCHASED — 0.2%

		Currency Options
AUD	3,150,000	AUD Call/USD Put, Expires 11/13/12, Strike 1.04%, (OTC) (CP - Credit Suisse International)	37,227
AUD	3,150,000	AUD Put/USD Call, Expires 11/13/12, Strike 1.04%, (OTC) (CP - Credit Suisse International)	86,548

		TOTAL OPTIONS PURCHASED (COST $131,294)	123,775

		SHORT-TERM INVESTMENTS — 2.1%

		Money Market Funds — 0.7%
	493,711	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (d)	493,711

		U.S. Government — 1.4%
USD	625,000	U.S. Treasury Bill, 0.13%, due 03/07/13 (a)(e)	624,585
USD	100,000	U.S. Treasury Bill, 0.14%, due 05/02/13 (a)(e)	99,905
USD	200,000	U.S. Treasury Bill, 0.15%, due 07/25/13 (a)(e)	199,726

		Total U.S. Government (COST $923,963)	924,216

		TOTAL SHORT-TERM INVESTMENTS (COST $1,417,674)	1,417,927

		TOTAL INVESTMENTS — 102.3% (Cost $65,491,261)	68,612,050
		Other Assets and Liabilities (net) — (2.3%)	(1,564,301)

		TOTAL NET ASSETS — 100.0%	$67,047,749

10	See accompanying notes to the financial statements.

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/04/12	Citibank N.A.	AUD	3,700,000	$3,822,654	$(10,601)
11/06/12	Citibank N.A.	AUD	100,000	102,719	230
11/06/12	Credit Suisse International	AUD	4,700,000	4,827,804	716
9/04/12	Deutsche Bank AG	AUD	1,400,000	1,446,409	41,417
9/11/12	Citibank N.A.	CAD	3,700,000	3,752,945	63,602
9/11/12	Deutsche Bank AG	CAD	300,000	304,293	8,662
9/25/12	Citibank N.A.	GBP	1,000,000	1,587,731	12,502
10/23/12	Citibank N.A.	JPY	20,000,000	255,545	1,498
10/23/12	Deutsche Bank AG	JPY	50,000,000	638,863	7,550
10/30/12	Citibank N.A.	NOK	4,300,000	740,425	2,453
10/30/12	Credit Suisse International	NOK	1,000,000	172,192	1,817
10/02/12	Citibank N.A.	NZD	300,000	240,591	(1,094)
10/02/12	Deutsche Bank AG	NZD	3,900,000	3,127,678	17,428
9/18/12	Citibank N.A.	SEK	2,500,000	377,320	4,922
9/18/12	Deutsche Bank AG	SEK	11,500,000	1,735,671	105,367

				$23,132,840	$256,469

Sales #
9/04/12	Citibank N.A.	AUD	400,000	$413,260	$1,245
11/06/12	Citibank N.A.	AUD	200,000	205,438	(438)
9/04/12	Credit Suisse International	AUD	4,700,000	4,855,803	(703)
9/11/12	Deutsche Bank AG	CAD	4,100,000	4,158,669	(119,260)
10/09/12	Deutsche Bank AG	CHF	2,400,000	2,515,245	(83,634)
10/16/12	Citibank N.A.	EUR	16,400,000	20,637,002	(448,249)
9/25/12	Citibank N.A.	GBP	300,000	476,319	(11,631)
9/25/12	Credit Suisse International	GBP	8,900,000	14,130,806	(166,510)
10/23/12	Citibank N.A.	JPY	30,000,000	383,318	(4,753)
10/02/12	Citibank N.A.	NZD	1,900,000	1,523,741	16,320
9/18/12	Citibank N.A.	SEK	5,000,000	754,640	(20,459)

				$50,054,241	$(838,072)

†	Fund buys foreign currency; sells USD.

#	Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.	11

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
12	Australian Government Bond 3 Yr.	September 2012	$1,366,732	$(3,674)
128	Euro BOBL	September 2012	20,590,721	57,542
62	U.S. Treasury Note 10 Yr. (CBT)	December 2012	8,290,562	36,142
22	UK Gilt Long Bond	December 2012	4,226,441	5,778

			$34,474,456	$95,788

Sales
33	Australian Government Bond 10 Yr.	September 2012	$4,286,980	$25,599
12	Canadian Government Bond 10 Yr.	December 2012	1,661,529	(3,565)
11	Euro Bund	September 2012	1,996,909	61
3	U.S. Treasury Bond 30 Yr. (CBT)	December 2012	454,219	(3,009)
11	U.S. Treasury Note 2 Yr. (CBT)	December 2012	2,426,359	(1,752)

			$10,825,996	$17,334

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.70%	3.01%	Republic of Italy	NA		$229,319
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	4.54%	Republic of Italy	10,000,000	USD	(1,438,164)

										$(1,208,845)

							Premiums to (Pay) Receive			$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

12	See accompanying notes to the financial statements.

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
5,700,000	SEK	9/19/2022	Bank of America, N.A.	Receive	2.45%	3 Month SEK STIBOR	$16,414
9,300,000	SEK	9/19/2022	Barclays Bank PLC	(Pay)	2.45%	3 Month SEK STIBOR	(25,941)
12,100,000	SEK	9/19/2022	Citibank N.A.	(Pay)	2.45%	3 Month SEK STIBOR	(33,752)
9,000,000	SEK	9/19/2022	JPMorgan Chase Bank, N.A.	(Pay)	2.45%	3 Month SEK STIBOR	(25,104)

							$(68,383)

					Premiums to (Pay) Receive		$27,101

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any. (Note 4).

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	Underlying investment represents interests in defaulted claims. See “Other matters” in Notes to Financial Statements for additional information.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2012.

(e)	Rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

See accompanying notes to the financial statements.	13

Debt Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	92.2%
Mutual Funds	3.9
Short-Term Investments	2.8
Other	1.1

100.0%

Industry Sector Summary	% of Debt Obligations
Residential Asset-Backed Securities (United States)	21.4%
Auto Financing	17.2
Student Loans	16.2
Business Loans	8.9
Credit Cards	8.4
Other	6.5
Time Share	5.7
Residential Mortgage-Backed Securities (European)	3.7
Residential Mortgage-Backed Securities (Australian)	2.8
CMBS	1.9
Residential Mortgage-Backed Securities (United States)	1.9
Corporate Collateralized Debt Obligations	1.2
CMBS Collateralized Debt Obligations	1.1
Insured Other	0.9
Insured Residential Asset-Backed Securities (United States)	0.4
Insured High Yield Collateralized Debt Obligations	0.3
Insured Residential Mortgage-Backed Securities (United States)	0.3
Real Estate	0.3
U.S. Government Agency	0.4
Insured Time Share	0.2
Airlines	0.2
Insured Transportation	0.1
Insured Business Loans	0.0 ^

100.0%

^	Rounds to 0.0%.

14

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 92.2%

	Asset-Backed Securities — 91.6%
	Airlines — 0.2%
1,591,580	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.72%, due 05/15/24	672,442

	Auto Financing — 15.9%
10,000,000	Ally Auto Receivables Trust, Series 12-A, Class D, 144A, 3.15%, due 10/15/18	10,234,000
5,000,000	Ally Master Owner Trust, Series 12-1, Class D, 144A, 3.12%, due 02/15/17	5,053,800
5,500,000	Ally Master Owner Trust, Series 12-3, Class D, 144A, 1 mo. LIBOR + 2.35%, 2.59%, due 06/15/17	5,536,953
3,440,000	Avis Budget Rental Car Funding AESOP LLC, Series 10-5A, Class B, 144A, 5.11%, due 03/20/17	3,711,450
3,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 12-2A, Class B, 144A, 3.89%, due 05/20/18	3,148,410
353,299	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.89%, due 08/15/13	353,123
1,807,047	CPS Auto Trust, Series 10-PG5, Class A, 144A, 9.25%, due 01/15/18	1,925,917
999,999	CPS Auto Trust, Series 12-A, Class C, 144A, 6.51%, due 06/17/19	1,019,998
5,000,000	DT Auto Owner Trust, Series 12-2, Class D, 144A, 4.35%, due 03/15/19	5,008,594
3,375,000	Ford Credit Floorplan Master Owner Trust, Series 10-3, Class C, 144A, 4.99%, due 02/15/17	3,638,672
2,000,000	Ford Credit Floorplan Master Owner Trust, Series 12-2, Class C, 2.86%, due 01/15/19	2,032,600
5,000,000	Hertz Vehicle Financing LLC, Series 09-2A, Class B2, 144A, 5.93%, due 03/25/16	5,430,469
2,500,000	Navistar Financial Corp. Owner Trust, Series 12-A, Class C, 144A, 2.55%, due 01/18/19	2,514,035
5,000,000	Navistar Financial Corp. Owner Trust, Series 12-A, Class D, 144A, 3.29%, due 01/18/19	5,028,010
3,000,000	Santander Consumer Acquired Receivables Trust, Series 11-WO, Class C, 144A, 3.19%, due 10/15/15	3,081,570
5,000,000	Santander Drive Auto Receivables Trust, Series 10-2, Class C, 3.89%, due 07/17/17	5,196,900
5,750,000	Santander Drive Auto Receivables Trust, Series 11-4, Class D, 4.74%, due 09/15/17	6,073,437
5,000,000	Santander Drive Auto Receivables Trust, Series 12-2, Class D, 3.87%, due 02/15/18	5,137,500

	Total Auto Financing	74,125,438

	Business Loans — 8.2%
230,382	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.60%, due 04/25/34	195,825

Par Value ($)	Description	Value ($)
	Business Loans (continued)
344,293	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.61%, due 01/25/35	292,649
1,125,905	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.63%, due 01/25/36	793,763
779,754	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.48%, due 07/25/37	569,220
661,172	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.24%, due 05/28/39	238,683
734,636	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.54%, due 05/28/39	228,472
1,478,262	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.24%, due 02/28/40	691,087
5,000,000	CIT Equipment Collateral, Series 12-VT1, Class D, 144A, 4.12%, due 10/21/19	5,060,700
1,000,000	CNH Wholesale Master Note Trust, Series 2011-1A, Class B, 144A, 1 mo. LIBOR + 1.65%, 1.89%, due 12/15/15	1,002,500
281,125	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.53%, due 05/15/32	248,936
640,427	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.48%, due 11/15/33	538,279
12,260,823	GE Business Loan Trust, Series 06-2A, Class A, 144A, 1 mo. LIBOR + .18%, 0.42%, due 11/15/34	10,299,091
5,447,396	GE Business Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .17%, 0.41%, due 04/16/35	4,592,700
4,500,000	Great America Leasing Receivables, Series 09-1, Class C, 144A, 6.48%, due 12/15/16	4,657,500
3,000,000	Great America Leasing Receivables, Series 12-1, Class C, 144A, 3.00%, due 11/15/18	3,000,000
783,711	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 02/25/30	654,579
641,508	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 09/25/30	529,912
952,330	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.09%, due 10/25/37	862,344
2,000,000	Navistar Financial Dealer Note Master Trust, Series 09-1, Class B, 144A, 1 mo. LIBOR + 4.25%, 4.49%, due 10/26/15	2,016,800
2,000,000	Navistar Financial Dealer Note Master Trust, Series 11-1, Class C, 144A, 1 mo. LIBOR + 2.50%, 2.74%, due 10/25/16	2,012,200

	Total Business Loans	38,485,240

See accompanying notes to the financial statements.	15

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — 1.7%
134,795	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.36%, due 07/15/44	134,795
5,100,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.37%, due 12/15/20	4,653,750
635,626	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .35%, 1.10%, due 03/06/20	634,609
800,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	798,000
1,862,766	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.33%, due 09/15/21	1,802,226

	Total CMBS	8,023,380

	CMBS Collateralized Debt Obligations — 1.0%
1,499,437	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.23%, due 11/23/52	3,749
753,750	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.81%, due 06/28/19	708,524
575,672	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	558,401
3,850,867	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.57%, due 05/25/46	3,412,831

	Total CMBS Collateralized Debt Obligations	4,683,505

	Corporate Collateralized Debt Obligations — 2.7%
8,244,987	Banc of America Funding Corp., Series 12-R4, Class A, 144A, 1 mo. LIBOR + .26%, 0.50%, due 03/04/39	7,750,288
5,200,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.76%, due 06/20/13	5,178,160

		12,928,448

	Credit Cards — 7.2%
4,750,000	1st Financial Bank USA, Series 10-C, Class D, 144A, 8.35%, due 09/17/18	4,977,109
8,260,000	1st Financial Bank USA, Series 10-D, Class D, 144A, 7.86%, due 06/17/19	8,825,294
4,000,000	Capital One Multi-Asset Execution Trust, Series 03-C3, Class C3, 1 mo. LIBOR + 2.25%, 2.49%, due 07/15/16	4,030,800
2,025,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.49%, due 09/15/17	2,026,681

Par Value ($)	Description	Value ($)
	Credit Cards (continued)
10,000,000	Citibank Credit Card Issuance Trust, Series 05-C2, Class C2, 1 mo. LIBOR + .47%, 0.71%, due 03/24/17	9,870,312
4,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class B, 144A, 1 mo. LIBOR + .35%, 0.59%, due 02/15/17	3,987,344

	Total Credit Cards	33,717,540

	Insured Business Loans — 0.0%
225,894	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.68%, due 10/25/30	163,886

	Insured High Yield Collateralized Debt Obligations § — 0.3%
1,653,846	Augusta Funding Ltd., Series 10A, Class F1, 144A, CapMAC, 3mo. LIBOR + .25%, 0.96%, due 06/30/17 (a)	1,477,847

	Insured Other — 0.8%
1,118,777	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.44%, due 09/15/41	1,031,854
1,587,952	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.44%, due 12/15/41	1,471,337
979,884	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.71%, due 01/05/14	813,304
300,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, Zero Coupon, due 02/15/30	46,800
4,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	310,800

	Total Insured Other	3,674,095

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.4%
690,350	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.66%, due 07/25/34	604,056
213,126	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.62%, due 12/25/33	188,616
62,300	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.57%, due 03/25/34	52,955
903,015	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.46%, due 11/25/35	731,442

	Total Insured Residential Asset-Backed Securities (United States)	1,577,069

16	See accompanying notes to the financial statements.

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — 0.3%
43,543	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.58%, due 10/25/34	29,675
113,953	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.57%, due 01/25/35	77,203
918,932	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.39%, due 06/15/37	588,117
466,452	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.47%, due 10/25/34	356,043
21,649	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.70%, due 07/25/29	15,383
30,707	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.80%, due 08/15/30	19,192
51,982	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.68%, due 06/25/34	36,648
12,327	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.53%, due 12/25/32	8,752
335,148	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.43%, due 11/25/35	316,816

	Total Insured Residential Mortgage-Backed Securities (United States)	1,447,829

	Insured Time Share — 0.2%
168,491	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.39%, due 03/20/19	165,410
826,010	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.24%, due 09/20/19	821,745

	Total Insured Time Share	987,155

	Insured Transportation — 0.1%
363,038	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.42%, due 08/18/21	351,352
216,667	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.54%, due 04/17/19	213,417

	Total Insured Transportation	564,769

	Other — 6.0%
10,917,500	Dominos Pizza Master Issuer LLC, Series 12-1A, Class A2, 144A, 5.22%, due 01/25/42	11,788,389
9,438,275	Sonic Capital LLC, Series 11-1A, Class A2, 144A, 5.44%, due 05/20/41	10,278,716

Par Value ($)	Description	Value ($)
	Other (continued)
6,000,000	Trafigura Securitisation Finance Plc, Series 12-1A, Class A, 144A, 1 mo. LIBOR + 2.40%, 2.64%, due 10/15/15	6,094,687

	Total Other	28,161,792

	Residential Asset-Backed Securities (United States) ¿ — 20.3%
104,471	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.63%, due 01/25/35	86,809
252,369	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.38%, due 02/25/36	90,853
457,544	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.42%, due 03/25/36	424,372
100,750	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.34%, due 08/25/36	97,727
2,684,953	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.42%, due 10/25/36	1,087,406
1,320,654	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 05/25/36	699,946
87,224	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.33%, due 06/25/36	58,440
948,414	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 04/25/36	701,827
445,800	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.56%, due 09/25/35	158,259
1,022,435	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.34%, due 06/25/36	168,702
1,189,544	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.58%, due 06/25/36	190,327
87,345	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.36%, due 09/25/36	17,469
422,855	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.41%, due 12/25/36	69,771
694,288	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.33%, due 01/25/37	232,587
481,640	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.31%, due 11/25/36	158,941
1,307,790	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.64%, due 05/25/37	58,851
329,127	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.28%, due 05/25/34	301,768
7,972,730	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 07/25/36	2,770,524
1,327,434	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.35%, due 09/25/36	444,690
1,284,934	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.43%, due 03/25/36	462,576
1,328,262	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 06/25/36	395,365
1,544,596	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.39%, due 10/25/36	1,003,988

See accompanying notes to the financial statements.	17

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ (continued)
2,280,673	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.46%, due 05/25/37	1,750,188
606,767	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.35%, due 11/25/36	437,843
1,500,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.44%, due 11/25/36	406,200
268,629	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.56%, due 02/25/37	83,866
4,700,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.44%, due 02/25/37	3,400,920
1,093,719	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.40%, due 06/25/36	978,878
13,448	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.78%, due 04/25/33	11,583
1,495	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.65%, due 10/25/34	1,450
1,587,553	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 12/25/36	603,270
795,023	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 11/25/36	739,372
4,646,127	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.38%, due 02/25/37	3,822,369
57,131	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.54%, due 04/25/34	40,215
3,571,158	FBR Securitization Trust, Series 05-3, Class AV24, 1 mo. LIBOR + .34%, 0.92%, due 10/25/35	2,446,243
1,027,642	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.40%, due 04/25/36 @	658,333
416,513	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.43%, due 05/25/36	142,265
144,956	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.34%, due 08/25/36	36,330
2,630,825	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.40%, due 08/25/36	881,326
361,788	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.55%, due 01/20/35	308,876
349,099	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.53%, due 01/20/35	313,534

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ (continued)
790,367	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.40%, due 01/20/36	716,765
3,737,225	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.36%, due 12/25/36	1,389,127
2,262,000	JP Morgan Mortgage Acquisition Corp., Series 07-CH3, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 03/25/37	1,786,980
2,068,670	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.39%, due 03/25/36	1,236,030
1,531,308	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 06/25/36	646,978
2,934,841	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 08/25/36	763,059
1,879,740	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.40%, due 10/25/36	789,491
838,430	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.56%, due 03/25/36	178,166
497,413	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.36%, due 02/25/37	179,069
235,459	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.52%, due 01/25/47	125,453
194,480	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 1.04%, due 08/25/34	169,684
7,764,677	Morgan Stanley Capital, Inc., Series 06-HE6, Class A2FP, 1 mo. LIBOR + .06%, 0.30%, due 09/25/36	6,444,682
1,820,143	Morgan Stanley Capital, Inc., Series 06-HE7, Class A2FP, 1 mo. LIBOR + .08%, 0.32%, due 09/25/36	1,467,035
2,594,081	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.41%, due 03/25/36	2,036,354
1,638,974	Morgan Stanley Home Equity Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .10%, 0.34%, due 12/25/36	935,854
302,295	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.34%, due 04/25/37	235,790
1,025,422	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 11/25/36	379,406
900,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.39%, due 07/25/36	361,828
712,326	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.50%, due 12/25/35	373,758

18	See accompanying notes to the financial statements.

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ (continued)
10,034,020	Residential Asset Mortgage Products, Inc., Series 07-RZ1, Class A2, 1 mo. LIBOR + .16%, 0.40%, due 02/25/37	7,117,130
10,000,000	Residential Asset Securities Corp., Series 07-KS3, Class AI3, 1 mo. LIBOR + .25%, 0.49%, due 04/25/37	5,450,000
2,153,409	SACO I, Trust., Series 05-7, Class A, 1 mo. LIBOR + .28%, 0.80%, due 09/25/35	2,088,806
26,092	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.78%, due 03/25/35	17,233
8,000,000	Securitized Asset Backed Receivables LLC, Series 06-NC2, Class A3, 1 mo. LIBOR + .24%, 0.48%, due 03/25/36	5,380,000
7,724,266	Securitized Asset Backed Receivables LLC, Series 06-WM1, Class A2C, 1 mo. LIBOR + .29%, 0.53%, due 12/25/35	4,634,559
771,115	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 07/25/36	308,446
22,737,889	SG Mortgage Securities Trust, Series 06-FRE2, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 07/25/36	7,389,814
5,381,886	Soundview Home Equity Loan Trust, Series 07-OPT1, Class 2A1, 1 mo. LIBOR + .08%, 0.32%, due 06/25/37	4,947,971
2,200,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 06/25/37	1,071,400
5,465,972	Specialty Underwriting & Residential Finance, Series 06-BC4, Class A2B, 1 mo. LIBOR + .11%, 0.35%, due 09/25/37	4,077,615
650,655	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.44%, due 01/25/36	605,109
240,801	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.82%, due 11/25/35@	228,761
36,550,000	Wells Fargo Home Equity Trust, Series 06-3, Class M1, 1 mo. LIBOR + .23%, 0.47%, due 01/25/37	4,203,250
1,489,880	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.64%, due 06/25/37	461,863

	Total Residential Asset-Backed Securities (United States)	94,941,725

	Residential Mortgage-Backed Securities (Australian) — 2.6%
854,927	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.56%, due 11/19/37	846,335
903,047	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.52%, due 07/20/38	883,717

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) (continued)
801,244	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.52%, due 04/19/38	772,615
170,008	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.96%, due 09/27/35	162,118
1,646,174	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.87%, due 03/14/36	1,496,126
309,655	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.87%, due 12/08/36	283,427
134,343	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.73%, due 05/27/38	120,506
5,339,659	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.52%, due 05/10/36	5,175,266
584,646	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.52%, due 06/14/37	556,787
915,660	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.50%, due 02/21/38	881,048
742,383	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.53%, due 06/12/40	714,137
72,747	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.75%, due 03/09/36	71,088
81,022	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.60%, due 01/12/37	80,404

	Total Residential Mortgage-Backed Securities (Australian)	12,043,574

	Residential Mortgage-Backed Securities (European) — 3.4%
1,765,858	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.69%, due 09/20/66	1,598,101
2,652,136	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.66%, due 01/13/39	2,546,050
335,835	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.32%, due 12/20/54	327,775
212,108	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .04%, 0.28%, due 12/20/54	206,911
166,659	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.75%, due 09/20/44	164,410
1,198,214	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.59%, due 12/10/43	1,108,348
353,430	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.75%, due 12/21/37	348,350
722,000	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.85%, due 05/15/34	607,924
1,443,578	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.65%, due 11/15/38	1,181,858
984,273	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.67%, due 09/15/39	778,855

See accompanying notes to the financial statements.	19

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) (continued)
1,650,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.57%, due 07/15/33	1,648,680
3,446,860	Saecure BV, Series 11A, Class A1A, 3 mo. LIBOR + 1.55%, 2.00%, due 07/30/92	3,499,252
2,000,000	Silverstone Master Issuer, Series 12-1A, Class 1A, 144A, 3 mo. LIBOR + 1.55%, 2.00%, due 01/21/55	2,028,800

	Total Residential Mortgage-Backed Securities (European)	16,045,314

	Residential Mortgage-Backed Securities (United States) — 0.1%
59,049	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.54%, due 08/25/35	39,711
239,071	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 02/26/34	208,888

	Total Residential Mortgage-Backed Securities (United States)	248,599

	Student Loans — 14.9%
2,600,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.70%, due 01/25/24	2,535,000
1,100,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.55%, due 12/23/19	1,097,360
7,336,473	SLC Student Loan Trust, Series 09-AA, Class A, 144A, 4.75%, due 06/15/33	7,038,429
5,392,150	SLM Student Loan Trust, Series 04-A, Class B, 3 mo. LIBOR + .58%, 1.05%, due 06/15/33	4,098,034
8,500,000	SLM Student Loan Trust, Series 04-B, Class A3, 3 mo. LIBOR + .33%, 0.80%, due 03/15/24	6,842,500
9,000,000	SLM Student Loan Trust, Series 04-B, Class A4, 3 mo. LIBOR + .43%, 0.90%, due 09/15/33	5,985,000
14,000,000	SLM Student Loan Trust, Series 05-A, Class A3, 3 mo. LIBOR + .20%, 0.67%, due 06/15/23	12,337,500
13,000,000	SLM Student Loan Trust, Series 06-C, Class A4, 3 mo. LIBOR + .17%, 0.64%, due 03/15/23	12,025,000
113,551	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.50%, due 09/15/22	113,480
8,494,536	SLM Student Loan Trust, Series 10-A, Class 2A, 144A, 1 mo. LIBOR + 3.25%, 3.49%, due 05/16/44	8,781,227
6,000,000	SLM Student Loan Trust, Series 11-B, Class A3, 144A, 1 mo. LIBOR + 2.25%, 2.49%, due 06/16/42	5,820,000
3,000,000	SLM Student Loan Trust, Series 12-B, Class A2, 144A, 3.48%, due 10/15/30	3,168,570

	Total Student Loans	69,842,100

Par Value ($)/ Shares	Description	Value ($)
	Time Share — 5.3%
7,751,980	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, 3.50%, due 05/20/30	7,829,112
1,244,172	Orange Lake Timeshare Trust, Series 12-AA, Class B, 4.87%, due 03/10/27	1,290,537
154,880	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.24%, due 02/20/20	158,002
357,139	Sierra Receivables Funding Co. LLC, Series 11-1A, Class B, 144A, 4.23%, due 04/20/26	367,191
7,738,253	Sierra Receivables Funding Co. LLC, Series 12-1A, Class B, 144A, 3.58%, due 11/20/28	7,970,920
1,909,167	Sierra Receivables Funding Co. LLC, Series 12-2A, Class B, 144A, 3.42%, due 03/20/29	1,916,916
4,980,792	Westgate Resorts LLC, Series 12-1, Class B, 144A, 5.50%, due 09/20/25	4,983,127

	Total Time Share	24,515,805

	Total Asset-Backed Securities	428,327,552

	Corporate Debt — 0.3%
1,290,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	1,317,553

	U.S. Government Agency — 0.3%
1,258,247	Agency for International Development Floater (Support of Jamaica), 3 mo. LIBOR + .30%, 0.72%, due 10/01/18 (a)	1,222,409
38,005	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.49%, due 05/01/14 (a)	37,593
59,903	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.49%, due 05/01/14 (a)	59,254
200,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	224,500

	Total U.S. Government Agency	1,543,756

	TOTAL DEBT OBLIGATIONS (COST $418,710,297)	431,188,861

	MUTUAL FUNDS — 3.9%

	Affiliated Issuers — 3.9%
720,029	GMO U.S. Treasury Fund	18,000,730

	TOTAL MUTUAL FUNDS (COST $18,000,730)	18,000,730

	SHORT-TERM INVESTMENTS — 2.8%

	Money Market Funds — 1.0%
4,623,291	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (b)	4,623,291

20	See accompanying notes to the financial statements.

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government — 1.8%
3,500,000	U.S. Treasury Bill, 0.10%, due 10/18/12 (c)	3,499,554
5,000,000	U.S. Treasury Bill, 0.11%, due 09/27/12 (c)	4,999,585

	Total U.S. Government	8,499,139

	TOTAL SHORT-TERM INVESTMENTS (COST $13,122,430)	13,122,430

	TOTAL INVESTMENTS — 98.9% (Cost $449,833,457)	462,312,021
	Other Assets and Liabilities (net) — 1.1%	5,361,589

	TOTAL NET ASSETS — 100.0%	$467,673,610

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

§	These securities were categorized as “high yield” as a result of being rated below investment grade at issuance.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2012.

(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

See accompanying notes to the financial statements.	21

Domestic Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	93.8%
Short-Term Investments	6.1
Swap Agreements	(0.0)^
Other	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

^	Rounds to 0.0%

22

Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)/ Shares	Description	Value ($)
	DEBT OBLIGATIONS — 14.3%

	Corporate Debt — 3.8%
9,312,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	9,510,895

	U.S. Government — 10.5%
26,383,482	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a)	26,630,827

	TOTAL DEBT OBLIGATIONS (COST $36,181,310)	36,141,722

	MUTUAL FUNDS — 85.6%

	Affiliated Issuers — 85.6%
45,578,624	GMO Short-Duration Collateral Fund	205,559,596
1,483	GMO Special Purpose Holding Fund (b)	934
444,614	GMO U.S. Treasury Fund	11,115,351

	TOTAL MUTUAL FUNDS (COST $220,001,515)	216,675,881

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
388,748	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (c)	388,748

	TOTAL SHORT-TERM INVESTMENTS (COST $388,748)	388,748

	TOTAL INVESTMENTS — 100.0% (Cost $256,571,573)	253,206,351
	Other Assets and Liabilities (net) — (0.0%)	(53,228)

	TOTAL NET ASSETS — 100.0%	$253,153,123

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
11,500,000	USD	3/20/2013	Barclays Bank PLC	(Pay)	0.61%	0.22%	Health Care Properties	NA	$(39,254)

							Premiums to (Pay) Receive		$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.	23

Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)	Underlying investment represents interests in defaulted claims. See “Other matters” in Notes to Financial Statements for additional information.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2012.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

24	See accompanying notes to the financial statements.

Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	93.0%
Loan Participations	4.9
Short-Term Investments	2.9
Loan Assignments	1.5
Rights/ Warrants	0.6
Options Purchased	0.0 ^
Written Options	0.0 ^
Futures Contracts	(0.0)^
Forward Currency Contracts	(0.4)
Swap Agreements	(1.0)
Reverse Repurchase Agreements	(3.9)
Other	2.4

100.0%

Country/Region Summary**	% of Investments
Venezuela	11.9%
Mexico	11.3
Turkey	7.1
Argentina	7.0
Brazil	6.7
Philippines	6.4
Indonesia	4.5
Russia	4.3
United States	4.1
Congo	3.4
Colombia	2.9
Dominican Republic	2.6
Iraq	2.4
Ukraine	2.0
United Kingdom	1.8
Korea	1.6
Peru	1.6
Pakistan	1.4
Ivory Coast	1.3
Serbia	1.3
Uruguay	1.1
Austria	1.0
Italy	1.0
Lithuania	1.0
Croatia	0.9
El Salvador	0.9
Sri Lanka	0.8
Iceland	0.7
Qatar	0.7
Vietnam	0.7
Tunisia	0.6
Nigeria	0.4
Romania	0.4
South Africa	0.4
Trinidad & Tobago	0.4
Angola	0.3
Belize	0.3
Gabon	0.3
Jamaica	0.3
Senegal	0.3
Bahamas	0.2

Country/Region Summary**	% of Investments
Bahrain	0.2%
Bosnia	0.2
Ecuador	0.2
Greece	0.2
Grenada	0.2
Israel	0.2
Latvia	0.2
Thailand	0.2
Albania	0.1
Costa Rica	0.1
Egypt	0.1
Chile	0.0 ^
Lebanon	0.0 ^
Panama	0.0 ^
Malaysia	(0.1)
Hungary	(0.1)

100.0%

^	Rounds to 0.0%.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in the funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using a reference security and applying the same methodology to that security.

25

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 89.7%

		Albania — 0.5%
		Foreign Government Obligations
EUR	3,760,000	Albania Government International Bond, 7.50%, due 11/04/15	4,492,861
USD	9,639,573	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	4,867,985

		Total Albania	9,360,846

		Argentina — 10.3%
		Foreign Government Obligations — 8.7%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	3,015,000
EUR	29,000,000	Republic of Argentina, Step Up, 2.26%, due 12/31/38	10,030,954
USD	10,390,429	Republic of Argentina Discount Bond, 5.77%, due 12/31/33	6,679,383
EUR	30,741,337	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	22,233,209
DEM	3,830,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, 1.00%, due 03/31/23 (b)	1,847,313
EUR	121,428	Republic of Argentina Discount Bond, PIK Shares, 1.00%, due 12/31/33	87,821
USD	43,466	Republic of Argentina Discount Bond, PIK Shares, 1.00%, due 12/31/33	27,942
EUR	338,220,524	Republic of Argentina GDP Linked, due 12/15/35 (c)	43,392,203
ARS	28,000,000	Republic of Argentina Global Par Bond, Step Up, 1.00%, due 12/31/38 (d)	1,868,346
EUR	172,000,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	61,657,353
USD	4,500,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38 (d)	1,293,750

			152,133,274

		Judgments — 1.6%
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, 6 mo. LIBOR + .81%, 6.17%, due 03/31/23 (b)(d)(e)	19,200,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (b)(d)(e)	9,600,000

			28,800,000

		Total Argentina	180,933,274

		Bahrain — 0.2%
		Foreign Government Obligations
USD	4,000,000	Bahrain Government International Bond, Reg. S, 6.13%, due 07/05/22	4,130,000

Par Value		Description	Value ($)
		Barbados — 0.2%
		Foreign Government Obligations
USD	2,800,000	Government of Barbados, Reg S, 7.00%, due 08/04/22	2,842,000

		Belize — 0.3%
		Foreign Government Obligations
USD	12,925,000	Government of Belize, Reg S, Step Up, 8.50%, due 02/20/29	4,653,000

		Bosnia & Herzegovina — 0.3%
		Foreign Government Obligations
DEM	12,123,720	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 1.70%, due 12/11/17	6,159,472

		Brazil — 5.3%
		Corporate Debt — 0.6%
USD	9,000,000	Petrobras International Finance Co., 6.75%, due 01/27/41	11,129,760

		Foreign Government Agency — 0.6%
USD	9,000,000	Banco Nacional de Desenvolvimento Economico e Social, Reg S, 5.50%, due 07/12/20	10,552,500

		Foreign Government Obligations — 4.1%
USD	98,865	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	100,841
USD	2,525,000	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	2,575,500
USD	42,000,000	Republic of Brazil, 8.25%, due 01/20/34	69,405,000

			72,081,341

		Total Brazil	93,763,601

		Colombia — 1.3%
		Foreign Government Agency — 0.4%
USD	5,000,000	Ecopetrol SA, 7.63%, due 07/23/19	6,450,000

		Foreign Government Obligations — 0.9%
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	9,680,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (d)	6,608,439

			16,288,439

		Total Colombia	22,738,439

		Congo Republic (Brazzaville) — 4.8%
		Foreign Government Obligations
USD	104,640,600	Republic of Congo, Reg S, Series INTL, Step Up, 3.00%, due 06/30/29	83,712,480

26	See accompanying notes to the financial statements.

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		Costa Rica — 0.1%
		Foreign Government Agency
USD	2,000,000	Instituto Costarricense de Electricidad, Reg. S, 6.95%, due 11/10/21	2,170,000

		Croatia — 0.5%
		Foreign Government Obligations
USD	8,000,000	Croatia Government International Bond, Reg. S, 6.38%, due 03/24/21	8,390,000

		Dominican Republic — 4.2%
		Asset-Backed Securities — 1.6%
USD	27,052,008	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	27,471,315

		Foreign Government Obligations — 2.6%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	9,080,000
USD	40,057,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.55%, due 08/30/24	36,852,440

			45,932,440

		Total Dominican Republic	73,403,755

		Ecuador — 0.2%
		Foreign Government Obligations
USD	11,587,000	Republic of Ecuador, Step Up, Reg S, due 08/15/30 (b)	2,317,400
USD	982,631	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, 6 mo. LIBOR + .81%, 1.50%, due 02/27/15	729,603

		Total Ecuador	3,047,003

		El Salvador — 0.6%
		Foreign Government Obligations
USD	10,000,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	11,200,000

		Gabon — 0.3%
		Foreign Government Obligations
USD	5,000,000	Gabonese Republic, Reg S, 8.20%, due 12/12/17	6,025,000

		Greece — 0.2%
		Foreign Government Obligations
EUR	20,882,000	Hellenic Republic Government Bond, Step Up, 2.00%, due 02/24/36	4,340,708

		Grenada — 0.3%
		Foreign Government Obligations
USD	9,000,000	Republic of Grenada, Reg S, Step Up, 4.50%, due 09/15/25	4,680,000

Par Value		Description	Value ($)
		Iceland — 0.7%
		Foreign Government Obligations
USD	11,000,000	Iceland Government International Bond, Reg. S, 5.88%, due 05/11/22	11,784,300

		Indonesia — 3.0%
		Foreign Government Agency
USD	10,600,000	Majapahit Holding BV, Reg S, 7.75%, due 01/20/20	13,064,500
USD	31,000,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	39,757,500

		Total Indonesia	52,822,000

		Iraq — 0.8%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	13,575,000

		Israel — 0.2%
		Foreign Government Agency
USD	3,000,000	Israel Electric Corp Ltd, Reg. S, 7.88%, due 12/15/26	3,180,000

		Ivory Coast — 1.2%
		Foreign Government Obligations
USD	25,265,000	Ivory Coast Government International Bond, Reg S, Step Up, 2.50%, due 12/31/32 (b)	20,433,069

		Jamaica — 0.2%
		Corporate Debt
USD	3,000,000	National Road Operating & Construction Co. Ltd., Reg S, 9.38%, due 11/10/24	3,060,000

		Latvia — 0.2%
		Foreign Government Obligations
USD	4,000,000	Republic of Latvia, Reg S, 5.25%, due 06/16/21	4,310,000

		Lithuania — 0.8%
		Foreign Government Obligations
USD	11,500,000	Republic of Lithuania, Reg. S, 6.63%, due 02/01/22	13,800,000

		Malaysia — 0.9%
		Asset-Backed Securities
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/02/12	15,735,318

		Mexico — 9.6%
		Foreign Government Agency — 2.7%
EUR	34,500,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25	48,609,200

See accompanying notes to the financial statements.	27

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 6.9%
GBP	27,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	53,395,925
USD	56,000,000	United Mexican States, 5.75%, due 10/12/2110	67,340,000

			120,735,925

		Total Mexico	169,345,125

		Montenegro — 0.1%
		Foreign Government Obligations
EUR	2,000,000	Montenegro Government International Bond, 7.25%, due 04/08/16	2,389,820

		Nigeria — 0.4%
		Foreign Government Obligations
USD	6,100,000	Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21	6,801,500

		Pakistan — 0.6%
		Foreign Government Obligations
USD	17,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	11,475,000

		Peru — 1.4%
		Foreign Government Agency — 0.5%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	7,969,280

		Foreign Government Obligations — 0.9%
USD	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27	5,000,000
USD	3,784,333	Peru Trust, Series 97-I-P, Class A3, Zero Coupon, due 12/31/15 (d)(g)	567,650
USD	1,253,404	Peru Trust, Series 98 I-P, Zero Coupon, due 03/10/16 (d) (g)	188,010
USD	1,356,611	Peru Trust II, Series 98-A LB, Zero Coupon, due 02/28/16 (d) (g)	203,492
USD	8,000,000	Republic of Peru, 5.63%, due 11/18/50	10,240,000

			16,199,152

		Total Peru	24,168,432

		Philippines — 6.1%
		Foreign Government Agency — 5.5%
USD	25,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	36,167,910
USD	40,550,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	61,433,250

			97,601,160

		Foreign Government Obligations — 0.6%
USD	8,000,000	Republic of Philippines, 5.50%, due 03/30/26	9,840,000

		Total Philippines	107,441,160

Par Value		Description	Value ($)
		Qatar — 0.4%
		Foreign Government Obligations
USD	5,000,000	Qatar Government International Bond, Reg S, 5.75%, due 01/20/42	6,225,000

		Romania — 0.4%
		Foreign Government Obligations
USD	6,000,000	Romanian Government International Bond, Reg. S, 6.75%, due 02/07/22	6,516,000

		Russia — 4.5%
		Corporate Debt — 4.2%
USD	13,200,000	Gaz Capital SA, Reg S, 9.25%, due 04/23/19	17,160,000
USD	12,000,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	16,620,000
USD	3,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.72%, due 06/16/21	3,195,000
USD	14,900,000	Transcapital Ltd. (Transneft), Reg S, 8.70%, due 08/07/18	19,072,000
USD	7,600,000	VTB Bank OJSC Via VTB Capital SA, Reg S, 6.55%, due 10/13/20	7,885,000
USD	9,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	9,506,250

			73,438,250

		Foreign Government Agency — 0.3%
USD	4,800,000	RSHB Capital SA, Reg S, 6.30%, due 05/15/17	5,262,000

		Total Russia	78,700,250

		Senegal — 0.3%
		Foreign Government Obligations
USD	4,750,000	Republic of Senegal, Reg S, 8.75%, due 05/13/21	5,503,255

		Serbia — 1.4%
		Foreign Government Obligations
USD	12,000,000	Republic of Serbia, 7.25%, due 09/28/21	12,060,000
USD	12,471,691	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	11,848,107

		Total Serbia	23,908,107

		South Africa — 0.3%
		Foreign Government Agency
ZAR	163,000,000	Eskom Holdings Ltd., Zero Coupon, due 12/31/32	3,006,664
ZAR	20,000,000	Transnet Ltd., 13.50%, due 04/18/28	3,117,244

		Total South Africa	6,123,908

28	See accompanying notes to the financial statements.

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		South Korea — 1.3%
		Foreign Government Agency
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	9,112,800
USD	5,000,000	Korea Gas Corp, Reg. S, 6.25%, due 01/20/42	6,360,650
USD	8,000,000	Korea Hydro & Nuclear Power Co. Ltd., Reg S, 4.75%, due 07/13/21	8,230,240

		Total South Korea	23,703,690

		Sri Lanka — 0.6%
		Foreign Government Obligations
USD	8,500,000	Republic of Sri Lanka, Reg S, 6.25%, due 07/27/21	8,882,500
USD	2,000,000	Sri Lanka Government International Bond, 144A, 5.88%, due 07/25/22	2,045,000

		Total Sri Lanka	10,927,500

		Thailand — 0.3%
		Foreign Government Agency
USD	4,000,000	PTTEP Canada International Finance Ltd., Reg S, 5.69%, due 04/05/21	4,510,960

		Trinidad And Tobago — 0.6%
		Foreign Government Agency
USD	8,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	10,180,000

		Tunisia — 0.6%
		Foreign Government Agency
JPY	760,000,000	Banque Centrale De Tunisie, Series 6BR, 4.35%, due 08/15/17	9,888,396

		Turkey — 3.7%
		Corporate Debt — 0.3%
USD	5,000,000	Turkiye Halk Bankasi AS, 144A, 4.88%, due 07/19/17	5,137,500

		Foreign Government Agency — 0.1%
USD	2,000,000	Export Credit Bank of Turkey, Reg S, 5.38%, due 11/04/16	2,130,000

		Foreign Government Obligations — 3.3%
USD	45,000,000	Republic of Turkey, 6.75%, due 05/30/40	57,712,500

		Total Turkey	64,980,000

		Ukraine — 0.6%
		Foreign Government Obligations
USD	4,000,000	City of Kyiv Via Kyiv Finance PLC, Reg S, 9.38%, due 07/11/16	3,320,000

Par Value		Description	Value ($)
		Ukraine (continued)
USD	8,000,000	Ukraine Government International Bond, Reg S, 7.95%, due 02/23/21 (f)	7,540,000

		Total Ukraine	10,860,000

		United States — 6.9%
		Asset-Backed Securities — 3.0%
USD	3,031,581	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.72%, due 05/15/24	1,280,843
USD	138,547	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.58%, due 10/25/34	94,420
USD	1,026,790	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.68%, due 10/25/30	744,936
USD	11,743,382	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.48%, due 12/15/35¿	5,871,691
USD	16,565,081	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.48%, due 12/15/35 ¿	9,690,572
USD	6,363,525	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.44%, due 05/15/36¿	2,799,951
USD	3,507,177	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF10, Class A6M, 1 mo. LIBOR + .35%, 0.59%, due 11/25/35 ¿	718,270
USD	613,719	GSAMP Trust, Series 05-HE6, Class A2B, 1 mo. LIBOR + .19%, 0.43%, due 11/25/35 ¿	606,661
USD	9,250,000	Home Equity Asset Trust, Series 07-1, Class 2A4, 1 mo. LIBOR + .23%, 0.47%, due 05/25/37 ¿	925,000
USD	8,361,811	IXIS Real Estate Capital Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .16%, 0.40%, due 08/25/36 ¿	2,508,543
USD	12,218,307	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.40%, due 10/25/36 ¿	5,131,689
USD	5,168,285	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.41%, due 03/25/36¿	4,057,104
USD	13,983,027	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 11/25/36 ¿	5,173,720
USD	14,169,468	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.46%, due 11/25/36 ¿	5,101,008
USD	12,868,000	Option One Mortgage Loan Trust, Series 06-3, Class 2A4, 1 mo. LIBOR + .22%, 0.46%, due 02/25/37 ¿	4,889,840
USD	7,841,613	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.60%, due 04/25/37 ¿	3,332,686

			52,926,934

See accompanying notes to the financial statements.	29

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		U.S. Government — 3.9%
USD	20,000,000	U.S. Treasury Bond, 3.00%, due 05/15/42 (f)	21,406,240
USD	47,229,690	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (c)(f)(h)	47,672,468

			69,078,708

		Total United States	122,005,642

		Uruguay — 0.9%
		Foreign Government Obligations
USD	9,851,571	Republic of Uruguay, 7.63%, due 03/21/36	15,171,419

		Venezuela — 10.9%
		Foreign Government Agency — 4.7%
USD	40,000,000	Electricidad de Caracas Finance BV, 8.50%, due 04/10/18	28,600,000
USD	9,000,000	Petroleos de Venezuela SA, Reg S, 8.50%, due 11/02/17	7,987,500
USD	56,750,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21	46,818,750

			83,406,250

		Foreign Government Obligations — 6.2%
USD	110,000,000	Republic of Venezuela, Reg S, 11.95%, due 08/05/31	108,900,000

		Total Venezuela	192,306,250

		Vietnam — 0.2%
		Foreign Government Obligations
USD	4,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.56%, due 03/13/28	3,560,000

		TOTAL DEBT OBLIGATIONS (COST $1,508,366,246)	1,576,940,679

		LOAN ASSIGNMENTS — 1.5%

		Angola — 0.3%
USD	2,300,000	Angolan Ministry of Finance Loan Agreement, 6 mo. LIBOR + 5.50%, 6.22%, due 03/07/13	2,288,500
USD	2,300,000	Angolan Ministry of Finance Loan Agreement, 6 mo. LIBOR + 5.50%, 6.22%, due 07/08/13	2,265,500

		Total Angola	4,554,000

		Dominican Republic — 0.1%
USD	2,400,105	Dominican Republic, 6 mo. LIBOR + 1.75%, 2.47%, due 08/15/15	1,995,976

Par Value		Description	Value ($)
		Indonesia — 0.7%
USD	659,999	Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.88%, 1.38%, due 03/29/13	620,399
EUR	1,674,806	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21	1,569,396
USD	2,714,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.31%, due 12/14/19	2,470,104
USD	2,714,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.31%, due 12/14/19	2,470,104
USD	3,619,200	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.31%, due 12/14/19	3,293,472
USD	1,972,339	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR + .88%, 1.63%, due 12/16/19	1,784,966
JPY	32,400,000	Republic of Indonesia Loan Agreement, 6 mo. JPY TIBOR + .88%, 1.21%, due 03/28/13	388,990

		Total Indonesia	12,597,431

		Vietnam — 0.4%
USD	18,000,000	Vietnam Shipbuilding Industry Group Loan Agreement, 6 mo. LIBOR + 1.50%, 2.24%, due 06/26/15 (b)	7,560,000

		TOTAL LOAN ASSIGNMENTS (COST $34,200,204)	26,707,407

		LOAN PARTICIPATIONS — 4.9%

		Egypt — 0.1%
CHF	3,073,682	Paris Club Loan Agreement (Participation with Standard Chartered Bank), due 01/03/24	2,368,039

		Indonesia — 0.8%
JPY	191,549,310	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY TIBOR +.88%, 1.21%, due 03/28/13	2,299,717
USD	4,967,328	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, 1.69%, due 02/12/13	4,669,289
USD	8,409,067	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.61%, due 09/29/19	7,610,206

		Total Indonesia	14,579,212

		Iraq — 2.6%
JPY	4,491,979,926	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	41,056,496

30	See accompanying notes to the financial statements.

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value/ Shares		Description	Value ($)
		Iraq (continued)
JPY	586,937,480	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	5,268,927

		Total Iraq	46,325,423

		Russia — 0.2%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (b) (d)	3,199,233

		Vietnam — 1.2%
JPY	1,841,740,439	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.94%, due 09/01/17	20,347,474

		TOTAL LOAN PARTICIPATIONS (COST $76,362,743)	86,819,381

		MUTUAL FUNDS — 3.2%

		United States — 3.2%
		Affiliated Issuers
	3,976,082	GMO Short-Duration Collateral Fund	17,932,129
	21,409	GMO Special Purpose Holding Fund (i)	13,488
	1	GMO U.S. Treasury Fund	31
	1,515,449	GMO World Opportunity Overlay Fund	37,567,973

		TOTAL MUTUAL FUNDS (COST $54,318,795)	55,513,621

Shares	Description	Value ($)
	Rights/Warrants — 0.6%
	Nigeria — 0.3%
25,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20	4,500,000

	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 *(d)	—

	Venezuela — 0.3%
211,805	Republic of Venezuela Oil Warrants, Expires 04/15/20	6,248,248

	TOTAL RIGHTS/WARRANTS (COST $0)	10,748,248

	Short-Term Investments — 2.7%
	Money Market Funds
5,686,790	State Street Institutional Liquid Reserves Fund-Institutional Class, 0.19% (j)	5,686,790
42,232,995	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (j)	42,232,995

	TOTAL SHORT-TERM INVESTMENTS (COST $47,919,785)	47,919,785

	TOTAL INVESTMENTS — 102.6% (Cost $1,721,167,773)	1,804,649,121
	Other Assets and Liabilities (net) — (2.6%)	(46,238,160)

	TOTAL NET ASSETS — 100.0%	$1,758,410,961

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
10/16/12	Citibank N.A.	EUR	200,300,000	$252,048,258	$(5,608,432)
9/25/12	Credit Suisse International	GBP	30,000,000	47,631,931	(561,271)
10/23/12	Deutsche Bank AG	JPY	6,000,000,000	76,663,540	(905,964)

				$376,343,729	$(7,075,667)

#	Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.	31

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	38,565,000	Barclays Bank PLC, 0.25%, dated 08/10/12, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 9/10/2012.	$(38,570,892)
USD	20,800,000	Barclays Bank PLC, 0.23%, dated 08/10/12, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 9/10/2012.	(20,802,923)
USD	2,670,738	JP Morgan Chase Bank N.A., 0.25%, dated 06/05/12, to be repurchased on demand at face value plus accrued interest. (k)	(2,672,351)
USD	3,671,433	JP Morgan Chase Bank N.A., 0.25%, dated 06/13/12, to be repurchased on demand at face value plus accrued interest. (k)	(3,673,422)
USD	921,350	JP Morgan Chase Bank N.A., 0.25%, dated 06/07/12, to be repurchased on demand at face value plus accrued interest. (k)	(921,875)

			$(66,641,463)

Average balance outstanding	$(137,227,349)
Average interest rate	0.47%
Maximum balance outstanding	$(238,081,115)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
15,000,000	USD	9/20/2012	JP Morgan Chase Bank, N.A.	(Pay)	1.15%	0.73%	Republic of Peru	N/A		$(84,911)
10,000,000	USD	9/20/2012	JP Morgan Chase Bank, N.A.	(Pay)	1.25%	1.10%	Gazprom OAO	N/A		(62,098)
85,000,000	PEN	9/20/2012	JP Morgan Chase Bank, N.A.	Receive	0.92%	0.50%	Republic of Peru	85,000,000	PEN	146,932
2,000,000	USD	9/20/2012	Goldman Sachs International	(Pay)	9.20%	8.03%	Republic of Argentina	N/A		(87,846)
10,000,000	USD	10/4/2012	JP Morgan Chase Bank, N.A.	Receive	2.95%	0.51%	Republic of Chile	10,000,000	USD	146,662
4,000,000	USD	10/20/2012	UBS AG	(Pay)	3.90%	5.02%	Petroleos de Venezuela	N/A		(50,768)
4,000,000	USD	10/20/2012	UBS AG	(Pay)	4.13%	5.02%	Petroleos de Venezuela	N/A		(55,434)
42,000,000	USD	12/20/2012	Morgan Stanley Capital Services LLC	(Pay)	1.20%	0.000%	Reference security within CDX IG Index	N/A		(256,007)
125,384,851	USD	12/20/2012	Morgan Stanley Capital Services LLC	Receive	0.71%	0.000%	Reference security within CDX IG Index	125,384,851	USD	452,203
20,000,000	USD	12/20/2012	JP Morgan Chase Bank, N.A.	(Pay)	5.00%	10.23%	Republic of Argentina	N/A		(147,491)

32	See accompanying notes to the financial statements.

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
10,000,000	USD	12/20/2012	Goldman Sachs International	(Pay)	5.00%	10.23%	Republic of Argentina	N/A		$(73,745)
47,364,223	RUB	6/21/2013	Deutsche Bank AG	Receive	2.35%	7.95%	VTB Leasing	58,912,863	RUB	5,705
5,000,000	USD	12/20/2013	Deutsche Bank AG	(Pay)	1.00%	2.10%	OAO Gazprom	N/A		(23,194)
10,000,000	USD	12/24/2013	JP Morgan Chase Bank, N.A.	Receive	3.80%	1.83%	Republic of Turkey	10,000,000	USD	485,723
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.68%	4.84%	Republic of Italy	N/A		234,098
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.49%	1.18%	Republic of Austria	N/A		(916,345)
28,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.70%	4.84%	Republic of Italy	N/A		458,639
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.45%	0.30%	United Kingdom Government	N/A		(337,513)
10,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.85%	4.84%	Republic of Italy	N/A		138,200
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.28%	0.30%	United Kingdom Government	N/A		(823,192)
15,000,000	USD	6/20/2014	Deutsche Bank AG	(Pay)	5.00%	13.34%	Republic of Argentina	N/A		1,064,077
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	3.74%	Lebanese Republic	N/A		(29,730)
15,000,000	USD	9/20/2014	Deutsche Bank AG	(Pay)	4.03%	2.40%	Sberbank	N/A		(1,177,335)
5,000,000	USD	12/20/2014	Deutsche Bank AG	(Pay)	5.00%	10.29%	Republic of Argentina	N/A		489,643
575,500,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	8.21%	Bolivarian Republic of Venezuela	N/A		46,111,486
650,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	8.28%	Bolivarian Republic of Venezuela	710,000,000	USD	(40,854,275)
25,000,000	USD	3/20/2015	JP Morgan Chase Bank, N.A.	Receive	5.00%	8.86%	Government of Ukraine	25,000,000	USD	(1,333,756)
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	8.35%	Bolivarian Republic of Venezuela	412,500,000	USD	(22,009,990)
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	8.28%	Bolivarian Republic of Venezuela	N/A		20,426,286
30,000,000	USD	6/20/2015	Barclays Bank PLC	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(2,700,000)

See accompanying notes to the financial statements.	33

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
40,000,000	USD	6/20/2015	Barclays Bank PLC	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		$(3,600,000)
11,000,000	USD	6/20/2015	Deutsche Bank AG	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(990,000)
15,000,000	USD	9/20/2015	Barclays Bank PLC	(Pay)	1.00%	1.24%	Republic of Colombia	N/A		(152,017)
56,950,000,000	COP	11/20/2015	Citibank N.A.	Receive	1.81%	0.92%	Republic of Colombia	56,950,000,000	COP	1,268,310
15,000,000	USD	2/20/2016	Citibank N.A.	(Pay)	2.16%	1.35%	Republic of Colombia	N/A		(693,700)
56,700,000,000	COP	2/20/2016	Citibank N.A.	Receive	1.46%	0.95%	Republic of Colombia	56,700,000,000	COP	824,949
114,800,000,000	COP	4/20/2016	Citibank N.A.	Receive	1.33%	0.97%	Republic of Colombia	114,800,000,000	COP	1,703,506
25,000,000	USD	4/20/2016	Citibank N.A.	(Pay)	1.90%	1.39%	Republic of Colombia	N/A		(1,102,122)
14,666,667	EUR	6/17/2016	Deutsche Bank AG	Receive	5.60%	10.72%	Republic of Angola	16,500,000	EUR	96,967
20,000,000	USD	8/20/2016	Citibank N.A.	(Pay)	2.15%	1.46%	Republic of Colombia	N/A		(967,079)
97,680,000,000	COP	8/20/2016	Citibank N.A.	Receive	1.51%	1.02%	Republic of Colombia	97,680,000,000	COP	1,562,080
22,500,000	USD	2/20/2017	Deutsche Bank AG	Receive	2.43%	9.20%	Bolivarian Republic of Venezuela	22,500,000	USD	(4,549,716)
10,000,000	USD	3/20/2017	Barclays Bank PLC	Receive	5.00%	8.83%	Government of Ukraine	10,000,000	USD	(1,000,848)
32,000,000	PEN	5/20/2017	Deutsche Bank AG	Receive	0.79%	1.37%	Republic of Peru	32,000,000	PEN	(33,780)
2,500,000	USD	5/20/2017	Deutsche Bank AG	(Pay)	1.05%	1.73%	Republic of Peru	N/A		3,061
4,500,000	USD	7/20/2017	JP Morgan Chase Bank, N.A.	Receive	3.30%	5.99%	Republic of Jamaica	4,500,000	USD	(635,853)
35,000,000	USD	9/20/2017	UBS AG	Receive	1.00%	1.80%	Republic of Turkey	35,000,000	USD	(1,284,160)
10,000,000	USD	12/20/2018	Deutsche Bank AG	Receive	0.44%	0.81%	United Kingdom Government	10,000,000	USD	(112,598)
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.35%	0.82%	United Kingdom Government	10,000,000	USD	461,201
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.62%	5.41%	Republic of Italy	10,000,000	USD	(1,459,430)
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.46%	1.98%	Republic of Austria	30,000,000	USD	803,990
20,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	5.41%	Republic of Italy	20,000,000	USD	(2,876,328)

34	See accompanying notes to the financial statements.

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.70%	5.41%	Republic of Italy	10,000,000	USD	$(1,416,897)
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.25%	0.82%	United Kingdom Government	30,000,000	USD	1,189,871
6,000,000	USD	3/20/2020	Barclays Bank PLC	Receive	1.00%	5.63%	Republic of Croatia	6,000,000	USD	(1,198,414)
20,000,000	USD	9/20/2031	Goldman Sachs International	(Pay)	1.00%	1.56%	United Mexican States	N/A		1,518,860

										$(13,504,123)

						Premiums to (Pay) Receive				$13,204,472

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. (Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

The rates shown on variable rate notes are the current interest rates at August 31, 2012, which are subject to change based on the terms of the security.

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

*	Non-income producing security.

(a)	Security is backed by the U.S. Treasury Bonds.

(b)	Security is in default.

(c)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(e)	Security represents a judgment against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. See “Other matters” in Notes to Financial Statements for additional information.

(f)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).
(g)	These Peru Trust securities are currently in default. See “Other matters” in Notes to Financial Statements for additional information.

(h)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any. (Note 4).

(i)	Underlying investment represents interests in defaulted claims. See “Other matters” in Notes to Financial Statements for additional information.

(j)	The rate disclosed is the 7 day net yield as of August 31, 2012.

(k)	These Reverse Repurchase Agreements have an open maturity date and can be closed on demand.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

See accompanying notes to the financial statements.	35

Global Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	90.1%
Short-Term Investments	13.3
Options Purchased	0.6
Forward Currency Contracts	0.4
Futures Contracts	0.2
Loan Participations	0.2
Loan Assignments	0.1
Written Options	0.0 ^
Rights/Warrants	0.0 ^
Reverse Repurchase Agreements	(1.6)
Swap Agreements	(3.2)
Other	(0.1)

100.0%

^	Rounds to 0.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

Country/Region Summary**	% of Investments
United States	49.2%
Japan	38.5
Euro Region***	28.4
United Kingdom	10.2
Emerging****	4.9
Canada	(2.9)
Switzerland	(5.0)
Sweden	(8.0)
Australia	(15.3)

100.0%

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Venezuela, Mexico, Turkey, Argentina, Brazil, Philippines, Indonesia, Russia, Congo and Colombia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

36

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 42.8%

		Canada — 2.9%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada, 3.50%, due 06/01/20		2,307,684
CAD	1,500,000	Government of Canada, 8.00%, due 06/01/23		2,432,549

		Total Canada		4,740,233

		France — 2.7%
		Foreign Government Obligations
EUR	3,000,000	Government of France, 4.00%, due 10/25/38		4,386,690

		Germany — 1.1%
		Foreign Government Obligations
EUR	1,000,000	Republic of Deutschland, 4.75%, due 07/04/34		1,854,123

		Italy — 1.6%
		Foreign Government Obligations
EUR	2,400,000	Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34		2,601,231

		Japan — 19.1%
		Foreign Government Obligations
JPY	2,200,000,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26		31,573,280

		Spain — 1.0%
		Foreign Government Obligations
EUR	2,000,000	Government of Spain, 4.70%, due 07/30/41		1,728,972

		United Kingdom — 7.2%
		Foreign Government Obligations
GBP	5,500,000	United Kingdom Gilt, 4.75%, due 12/07/30		11,795,907

		United States — 7.2%
		U.S. Government
USD	3,148,646	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a)(b)		3,178,165
USD	10,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21		8,723,440

		Total United States		11,901,605

		TOTAL DEBT OBLIGATIONS (COST $62,824,771)	70,582,041

Principal Amount/ Shares/ Par Value		Description	Value ($)
		MUTUAL FUNDS — 55.8%

		United States – 55.8%
		Affiliated Issuers
	717,492	GMO Emerging Country Debt Fund, Class IV	7,225,149
	7,873,225	GMO Short-Duration Collateral Fund	35,508,247
	45,838	GMO Special Purpose Holding Fund (c)	28,878
	629,315	GMO U.S. Treasury Fund	15,732,877
	1,351,177	GMO World Opportunity Overlay Fund	33,495,666

		TOTAL MUTUAL FUNDS (COST $96,205,129)	91,990,817

		OPTIONS PURCHASED — 0.2%

		Currency Options – 0.2%
AUD	7,750,000	AUD Call/USD Put, Expires 11/13/12, Strike 1.04%, (OTC) (CP - Credit Suisse International)	91,591
AUD	7,750,000	AUD Put/USD Call, Expires 11/13/12, Strike 1.04%, (OTC) (CP - Credit Suisse International)	212,936

		TOTAL OPTIONS PURCHASED (COST $323,026)	304,527

		SHORT-TERM INVESTMENTS — 1.6%

		Money Market Funds — 0.4%
	770,084	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (d)	770,084

		U.S. Government — 1.2%
USD	1,750,000	U.S. Treasury Bill, 0.13%, due 03/07/13 (a)(e)	1,748,838
USD	100,000	U.S. Treasury Bill, 0.14%, due 05/02/13 (a)(e)	99,905
USD	100,000	U.S. Treasury Bill, 0.15%, due 06/27/13 (a)(e)	99,881

		Total U.S. Government	1,948,624

		TOTAL SHORT-TERM INVESTMENTS (COST $2,718,059)	2,718,708

		TOTAL INVESTMENTS — 100.4% (Cost $162,070,985)	165,596,093
		Other Assets and Liabilities (net) — (0.4%)	(739,282)

		TOTAL NET ASSETS — 100.0%	$164,856,811

See accompanying notes to the financial statements.	37

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/04/12	Citibank N.A.	AUD	9,400,000	$9,711,607	$(26,358)
11/06/12	Citibank N.A.	AUD	200,000	205,438	459
11/06/12	Credit Suisse International	AUD	13,300,000	13,661,659	2,027
9/04/12	Deutsche Bank AG	AUD	4,900,000	5,062,433	156,451
9/11/12	Citibank N.A.	CAD	9,200,000	9,331,648	158,610
9/11/12	Deutsche Bank AG	CAD	800,000	811,448	23,099
10/16/12	Citibank N.A.	EUR	14,500,000	18,246,130	405,982
9/25/12	Citibank N.A.	GBP	2,200,000	3,493,008	26,030
10/23/12	Citibank N.A.	JPY	110,000,000	1,405,498	9,909
10/23/12	Deutsche Bank AG	JPY	1,040,000,000	13,288,347	157,034
10/30/12	Citibank N.A.	NOK	10,400,000	1,790,795	6,053
10/30/12	Credit Suisse International	NOK	2,500,000	430,480	4,542
10/02/12	Citibank N.A.	NZD	900,000	721,772	(3,283)
10/02/12	Deutsche Bank AG	NZD	9,700,000	7,779,096	43,347
9/18/12	Citibank N.A.	SEK	6,300,000	950,846	12,404
9/18/12	Deutsche Bank AG	SEK	33,300,000	5,025,900	305,107

				$91,916,105	$1,281,413

Sales #
9/04/12	Citibank N.A.	AUD	1,000,000	$1,033,150	$3,363
11/06/12	Citibank N.A.	AUD	600,000	616,316	(1,313)
9/04/12	Credit Suisse International	AUD	13,300,000	13,740,890	(1,990)
9/11/12	Deutsche Bank AG	CAD	6,500,000	6,593,012	(189,071)
10/09/12	Deutsche Bank AG	CHF	6,000,000	6,288,113	(209,086)
10/16/12	Citibank N.A.	EUR	2,000,000	2,516,708	(30,015)
9/25/12	Citibank N.A.	GBP	400,000	635,092	(15,508)
9/25/12	Credit Suisse International	GBP	6,100,000	9,685,159	(114,125)
10/02/12	Citibank N.A.	NZD	4,800,000	3,849,450	42,658
9/18/12	Citibank N.A.	SEK	12,900,000	1,946,970	(52,916)

				$46,904,860	$(568,003)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

38	See accompanying notes to the financial statements.

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
10	Australian Government Bond 3 Yr.	September 2012	$1,138,943	$(3,099)
113	Euro BOBL	September 2012	18,177,746	91,440
21	Euro Bund	September 2012	3,812,281	1,277
3	Japanese Government Bond 10 Yr. (TSE)	September 2012	5,517,241	2,496
53	U.S. Treasury Bond 30 Yr. (CBT)	December 2012	8,024,531	52,841
65	U.S. Treasury Note 2 Yr. (CBT)	December 2012	14,337,578	9,961
112	U.S. Treasury Note 5 Yr. (CBT)	December 2012	13,962,375	38,164
198	U.S. Treasury Note 10 Yr. (CBT)	December 2012	26,476,313	115,422

			$91,447,008	$308,502

Sales
91	Australian Government Bond 10 Yr.	September 2012	$11,821,672	$81,681
61	Canadian Government Bond 10 Yr.	December 2012	8,456,106	(18,549)
4	UK Gilt Long Bond	December 2012	768,444	(905)

			$21,046,222	$62,227

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
21,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.70%	3.01%	Italy Government International Bond	N/A		$343,979
15,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	4.54%	Italy Government International Bond	15,000,000	USD	(2,157,246)

										$(1,813,267)

							Premiums to (Pay) Receive			$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. (Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.	39

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
25,900,000	SEK	9/19/2022	Citibank N.A.	(Pay)	2.45%	3 Month SEK STIBOR	$(72,245)
26,300,000	SEK	9/19/2022	JPMorgan Chase Bank, N.A.	(Pay)	2.45%	3 Month SEK STIBOR	(73,361)
13,000,000	SEK	9/19/2022	Bank of America, N.A.	Receive	2.45%	3 Month SEK STIBOR	37,435
28,400,000	SEK	9/19/2022	Barclays Bank PLC	(Pay)	2.45%	3 Month SEK STIBOR	(79,218)

							$(187,389)

				Premiums to (Pay) Receive			$77,922

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any. (Note 4).

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	Underlying investment represents interests in defaulted claims. See “Other matters” in Notes to Financial Statements for additional information.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2012.

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

40	See accompanying notes to the financial statements.

Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	83.7%
Short-Term Investments	19.6
Options Purchased	0.6
Loan Participations	0.2
Futures Contracts	0.1
Loan Assignments	0.1
Written Options	0.0 ^
Rights/Warrants	0.0 ^
Forward Currency Contracts	(0.1)
Reverse Repurchase Agreements	(1.6)
Swap Agreements	(2.1)
Other	(0.5)

100.0%

^	Rounds to 0.0%.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

Country/Region Summary**	% of Investments
United States	125.6%
Emerging***	4.5
Euro Region****	2.7
United Kingdom	2.5
Switzerland	(5.1)
Canada	(5.2)
Sweden	(8.4)
Australia	(16.6)

100.0%

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Venezuela, Mexico, Turkey, Argentina, Brazil, Philippines, Indonesia, Russia, Congo and Colombia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

****	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

41

Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($) / Shares / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 36.0%

		U.S. Government — 36.0%
	542,185	U.S. Treasury Inflation Indexed Bond, 1.25%, due 04/15/14 (a)	563,279
	1,274,112	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40 (a)	1,873,143
	2,027,880	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/22 (a)	2,193,438
	2,191,446	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	2,943,728
	2,171,480	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a) (b)	2,191,838

		Total U.S. Government	9,765,426

		TOTAL DEBT OBLIGATIONS (COST $8,986,716)	9,765,426

		MUTUAL FUNDS — 59.4%

		Affiliated Issuers — 59.4%
	106,217	GMO Emerging Country Debt Fund, Class IV	1,069,608
	1,338,468	GMO Short-Duration Collateral Fund	6,036,491
	28,918	GMO Special Purpose Holding Fund (c)	18,219
	138,316	GMO U.S. Treasury Fund	3,457,900
	223,733	GMO World Opportunity Overlay Fund	5,546,335

		Total Affiliated Issuers	16,128,553

		TOTAL MUTUAL FUNDS (COST $14,318,804)	16,128,553

		OPTIONS PURCHASED — 0.2%

		Currency Options — 0.2%
AUD	1,250,000	AUD Call/USD Put, Expires 11/13/12, Strike 1.04%, (OTC) (CP - Credit Suisse International)	14,773
AUD	1,250,000	AUD Put/USD Call, Expires 11/13/12, Strike 1.04%, (OTC) (CP - Credit Suisse International)	34,344

		Total Currency Options	49,117

		TOTAL OPTIONS PURCHASED (COST $52,102)	49,117

Shares/ Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.8%

	Money Market Funds — 0.9%
245,800	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (d)	245,800

	U.S. Government — 3.9%
1,050,000	U.S. Treasury Bill, 0.11%, due 10/18/12 (b) (e)	1,049,852

	TOTAL SHORT-TERM INVESTMENTS (COST $1,295,652)	1,295,652

	TOTAL INVESTMENTS — 100.4% (Cost $24,653,274)	27,238,748
	Other Assets and Liabilities (net) — (0.4%)	(98,011)

	TOTAL NET ASSETS — 100.0%	$27,140,737

42	See accompanying notes to the financial statements.

Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/04/12	Citibank N.A.	AUD	1,400,000	$1,446,409	$(4,237)
9/04/12	Deutsche Bank AG	AUD	600,000	619,890	17,094
11/06/12	Credit Suisse International	AUD	1,900,000	1,951,666	289
9/11/12	Deutsche Bank AG	CAD	200,000	202,862	5,775
9/11/12	Citibank N.A.	CAD	1,500,000	1,521,464	25,784
10/16/12	Citibank N.A.	EUR	100,000	125,835	2,787
9/25/12	Citibank N.A.	GBP	300,000	476,319	3,297
10/23/12	Deutsche Bank AG	JPY	20,000,000	255,545	3,020
10/23/12	Citibank N.A.	JPY	10,000,000	127,773	749
10/30/12	Credit Suisse International	NOK	400,000	68,877	727
10/30/12	Citibank N.A.	NOK	1,700,000	292,726	1,045
10/02/12	Deutsche Bank AG	NZD	1,600,000	1,283,150	7,150
10/02/12	Citibank N.A.	NZD	100,000	80,197	(589)
9/18/12	Citibank N.A.	SEK	1,100,000	166,021	2,166
9/18/12	Deutsche Bank AG	SEK	4,800,000	724,454	43,979

				$9,343,188	$109,036

Sales #
9/04/12	Citibank N.A.	AUD	100,000	$103,315	$311
9/04/12	Credit Suisse International	AUD	1,900,000	1,962,984	(284)
11/06/12	Citibank N.A.	AUD	100,000	102,719	(219)
9/11/12	Deutsche Bank AG	CAD	800,000	811,448	(23,270)
10/09/12	Deutsche Bank AG	CHF	1,000,000	1,048,019	(34,848)
10/16/12	Citibank N.A.	EUR	1,700,000	2,139,201	(43,352)
9/25/12	Credit Suisse International	GBP	1,000,000	1,587,731	(18,709)
10/23/12	Citibank N.A.	JPY	10,000,000	127,773	(1,584)
10/02/12	Citibank N.A.	NZD	800,000	641,575	7,565
9/18/12	Citibank N.A.	SEK	2,300,000	347,134	(9,899)

				$8,871,899	$(124,289)

†	Fund buys foreign currency; sells USD.

#	Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.	43

Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
2	Euro BOBL	September 2012	$321,730	$550
2	Euro Bund	September 2012	363,074	(133)
25	U.S. Treasury Note 10 Yr. (CBT)	December 2012	3,342,969	14,639
4	UK Gilt Long Bond	December 2012	768,444	1,093

			$4,796,217	$16,149

Sales
16	Australian Government Bond 10 Yr.	September 2012	$2,078,536	$12,103
8	Canadian Government Bond 10 Yr.	December 2012	1,107,686	(2,308)
1	U.S. Treasury Bond 30 Yr. (CBT)	December 2012	151,406	(1,003)
3	U.S. Treasury Note 2 Yr. (CBT)	December 2012	661,734	(487)

			$3,999,362	$8,305

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
2,300,000	SEK	9/19/2022	Bank of America, N.A.	Receive	2.45%	3 Month SEK STIBOR	$6,623
4,400,000	SEK	9/19/2022	Barclays Bank PLC	(Pay)	2.45%	3 Month SEK STIBOR	(12,273)
4,600,000	SEK	9/19/2022	Citibank N.A.	(Pay)	2.45%	3 Month SEK STIBOR	(12,831)
4,800,000	SEK	9/19/2022	JPMorgan Chase Bank, N.A.	(Pay)	2.45%	3 Month SEK STIBOR	(13,389)

							$(31,870)

						Premiums to (Pay) Receive	$12,176

# Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
16,000,000	USD	10/11/2012	Barclays Bank PLC	0.3% of notional amount	Barclays TIPS Total Return Index (a)	$20,736

						$20,736

				Premiums to (Pay) Receive		$—

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

44	See accompanying notes to the financial statements.

Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Notes to Schedule of Investments:

(a)	Indexed security/instrument in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any (Note 4).

(c)	Underlying investment represents interests in defaulted claims. See “Other matters” in Notes to Financial Statements for additional information.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2012.

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

See accompanying notes to the financial statements.	45

International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	94.8%
Short-Term Investments	8.2
Forward Currency Contracts	0.9
Options Purchased	0.6
Futures Contracts	0.2
Loan Participations	0.2
Loan Assignments	0.1
Written Options	0.0 ^
Rights/Warrants	0.0 ^
Reverse Repurchase Agreements	(1.7)
Swap Agreements	(3.2)
Other	(0.1)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

^	Rounds to 0.0%.

Country/Region Summary**	% of Investments
Japan	57.5%
Euro Region***	41.8
United Kingdom	14.0
United States	11.2
Emerging ****	4.4
Canada	(1.9)
Switzerland	(5.2)
Sweden	(7.4)
Australia	(14.4)

100.0%

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Venezuela, Mexico, Turkey, Argentina, Brazil, Philippines, Indonesia, Russia, Congo and Colombia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

46

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value/ Shares		Description	Value ($)
		DEBT OBLIGATIONS — 43.9%

		Canada — 4.8%
		Foreign Government Obligations
CAD	3,000,000	Government of Canada, 3.50%, due 06/01/20	3,461,527

		France — 4.1%
		Foreign Government Obligations
EUR	2,000,000	Government of France, 4.00%, due 10/25/38	2,924,460

		Italy — 1.9%
		Foreign Government Obligations
EUR	1,250,000	Italy Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	1,354,808

		Japan — 21.6%
		Foreign Government Obligations
JPY	250,000,000	Japan Government Thirty Year Bond, 2.20%, due 03/20/41	3,414,522
JPY	848,400,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	12,175,805

		Total Japan	15,590,327

		Spain — 1.3%
		Foreign Government Obligations
EUR	1,100,000	Government of Spain, 4.70%, due 07/30/41	950,934

		United Kingdom — 5.4%
		Foreign Government Obligations
GBP	1,800,000	United Kingdom Gilt, 4.75%, due 12/07/30	3,860,479

		United States — 4.8%
		U.S. Government
USD	3,428,767	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a) (b)	3,460,912

		TOTAL DEBT OBLIGATIONS (COST $30,193,887)	31,603,447

		MUTUAL FUNDS — 53.3%

		United States — 53.3%
		Affiliated Issuers
	282,763	GMO Emerging Country Debt Fund, Class IV	2,847,424
	3,980,527	GMO Short-Duration Collateral Fund	17,952,178
	37,466	GMO Special Purpose Holding Fund (c)	23,603
	96,200	GMO U.S. Treasury Fund	2,405,011

Shares/ Principal Amount/ Par Value		Description	Value ($)
		United States (continued)
	611,477	GMO World Opportunity Overlay Fund	15,158,509

		TOTAL MUTUAL FUNDS (COST $35,070,431)	38,386,725

		OPTIONS PURCHASED — 0.2%

		Currency Options
AUD	3,350,000	AUD Call/USD Put, (OTC) (CP - Credit Suisse International), Expires 11/13/12, Strike 1.04%	39,591
AUD	3,350,000	AUD Put/USD Call, (OTC) (CP - Credit Suisse International), Expires 11/13/12, Strike 1.04%	92,043

		TOTAL OPTIONS PURCHASED (COST $139,630)	131,634

		SHORT-TERM INVESTMENTS — 2.6%

		Money Market Funds — 0.9%
	675,058	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (d)	675,058

		Total Money Market Funds (COST $675,058)	675,058

		U.S. Government — 1.7%
USD	250,000	U.S. Treasury Bill, 0.15%, due 06/27/13 (a) (e)	249,702
USD	1,000,000	U.S. Treasury Bill, 0.11%, due 10/18/12 (a) (e)	999,859

		Total U.S. Government (COST $1,249,459)	1,249,561

		TOTAL SHORT-TERM INVESTMENTS (COST $1,924,517)	1,924,619

		TOTAL INVESTMENTS — 100.0% (Cost $67,328,465)	72,046,425
		Other Assets and Liabilities (net) — 0.00%	35,292

		TOTAL NET ASSETS — 100.0%	$72,081,717

See accompanying notes to the financial statements.	47

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/04/12	Citibank N.A.	AUD	4,200,000	$4,339,229	$(9,738)
11/06/12	Citibank N.A.	AUD	100,000	102,719	230
11/06/12	Credit Suisse International	AUD	6,100,000	6,265,874	930
9/04/12	Deutsche Bank AG	AUD	2,400,000	2,479,559	77,567
9/11/12	Citibank N.A.	CAD	4,000,000	4,057,238	66,368
9/11/12	Deutsche Bank AG	CAD	400,000	405,724	11,550
10/16/12	Citibank N.A.	EUR	12,900,000	16,232,764	361,184
9/25/12	Citibank N.A.	GBP	1,000,000	1,587,731	11,227
10/23/12	Citibank N.A.	JPY	100,000,000	1,277,726	11,666
10/23/12	Deutsche Bank AG	JPY	1,190,000,000	15,204,935	179,683
10/30/12	Citibank N.A.	NOK	4,500,000	774,863	2,626
10/30/12	Credit Suisse International	NOK	1,100,000	189,411	1,998
10/02/12	Citibank N.A.	NZD	400,000	320,787	(1,683)
10/02/12	Deutsche Bank AG	NZD	4,200,000	3,368,269	18,768
9/18/12	Citibank N.A.	SEK	2,700,000	407,505	5,316
9/18/12	Deutsche Bank AG	SEK	15,300,000	2,309,197	140,184

				$59,323,531	$877,876

Sales #
9/04/12	Citibank N.A.	AUD	500,000	$516,575	$1,807
11/06/12	Citibank N.A.	AUD	200,000	205,438	(438)
9/04/12	Credit Suisse International	AUD	6,100,000	6,302,213	(913)
9/11/12	Deutsche Bank AG	CAD	3,600,000	3,651,514	(104,716)
10/09/12	Deutsche Bank AG	CHF	2,500,000	2,620,047	(87,119)
10/16/12	Citibank N.A.	EUR	1,000,000	1,258,354	(17,219)
9/25/12	Citibank N.A.	GBP	200,000	317,546	(7,754)
9/25/12	Credit Suisse International	GBP	200,000	317,546	(3,742)
10/02/12	Citibank N.A.	NZD	2,100,000	1,684,134	18,772
9/18/12	Citibank N.A.	SEK	5,500,000	830,104	(22,948)

				$17,703,471	$(224,270)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

48	See accompanying notes to the financial statements.

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
67	U.S. Treasury Note 10 Yr. (CBT)	December 2012	$8,959,156	$39,057
32	Euro Bund	September 2012	5,809,191	21,367
72	Euro BOBL	September 2012	11,582,281	51,772
4	Japanese Government Bond 10 Yr. (TSE)	September 2012	7,356,320	(1,934)
6	Australian Government Bond 3 Yr.	September 2012	683,366	(1,726)
25	UK Gilt Long Bond	December 2012	4,802,773	6,046
13	U.S. Treasury Note 2 Yr. (CBT)	December 2012	2,867,516	1,992

			$42,060,603	$116,574

Sales
35	Australian Government Bond 10 Yr.	September 2012	$4,546,797	$33,513
3	U.S. Treasury Bond 30 Yr. (CBT)	December 2012	454,219	(3,009)
30	Canadian Government Bond 10 Yr.	December 2012	4,153,823	(9,431)
38	Euro Dollar 90 Day	June 2013	9,465,325	(21,014)

			$18,620,164	$59

Reverse Repurchase Agreements

Average balance outstanding	$(2,202,500)
Average interest rate	0.31%
Maximum balance outstanding	$(2,202,500)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements. The fund had no reverse repurchase agreements outstanding at the end of the period.

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
9,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.70%	3.01%	Republic of Italy	N/A		$147,420
6,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	4.54%	Republic of Italy	6,000,000	USD	(862,898)

										$(715,478)

Premiums to (Pay) Receive										$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.	49

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate		Variable Rate	Net Unrealized Appreciation/ (Depreciation)
12,300,000	SEK	9/19/2022	Barclays Bank PLC	(Pay)	2.45%		3 Month SEK STIBOR	$(34,309)
6,000,000	SEK	9/19/2022	Bank of America, N.A.	Receive	2.45%		3 Month SEK STIBOR	17,278
11,600,000	SEK	9/19/2022	Citibank N.A.	(Pay)	2.45%		3 Month SEK STIBOR	(32,357)
10,500,000	SEK	9/19/2022	JPMorgan Chase Bank, N.A.	(Pay)	2.45%		3 Month SEK STIBOR	(29,289)

								$(78,677)

					Premiums to	(Pay) Receive		$33,458

#	Receive - Fund receives fixed rate and pays variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any. (Note 4).

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	Underlying investment represents interests in defaulted claims. See “Other matters” in Notes to Financial Statements for additional information.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2012.

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

50	See accompanying notes to the financial statements.

Short-Duration Collateral Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	98.0%
Short-Term Investments	1.9
Other	0.1

100.0%

Industry Sector Summary	% of Debt Obligations
Residential Asset-Backed Securities (United States)	31.5%
CMBS	11.3
Student Loans	10.0
Residential Mortgage-Backed Securities (European)	8.2
Business Loans	7.4
Residential Mortgage-Backed Securities (Australian)	6.6
Credit Cards	4.8
Corporate Collateralized Debt Obligations	3.9
U.S. Government Agency	3.4
CMBS Collateralized Debt Obligations	3.2
Insured Other	2.7
Insured Residential Mortgage-Backed Securities (United States)	1.4
Airlines	1.3
Insured High Yield Collateralized Debt Obligations	1.2
Insured Residential Asset-Backed Securities (United States)	1.2
Insured Time Share	0.8
Auto Financing	0.3
Residential Mortgage-Backed Securities (United States)	0.2
Insured Transportation	0.2
Insured Business Loans	0.2
Time Share	0.2

100.0%

51

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.0%

	Asset-Backed Securities — 94.7%

	Airlines — 1.3%
14,703,167	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.72%, due 05/15/24	6,212,089
5,121,796	Continental Airlines, Inc., Series 99-1A, 6.55%, due 08/02/20	5,563,807

	Total Airlines	11,775,896

	Auto Financing — 0.3%
2,277,851	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.89%, due 08/15/13	2,276,712

	Business Loans — 7.2%
2,106,348	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.60%, due 04/25/34	1,790,396
1,770,651	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.61%, due 01/25/35	1,505,053
7,398,803	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.63%, due 01/25/36	5,216,156
7,129,176	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.48%, due 07/25/37	5,204,298
27,252,888	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.54%, due 12/25/37	22,483,633
5,179,183	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.24%, due 05/28/39	1,869,685
5,399,574	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.54%, due 05/28/39	1,679,268
9,010,358	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.24%, due 02/28/40	4,212,342
2,155,292	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.53%, due 05/15/32	1,908,511
4,429,623	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.48%, due 11/15/33	3,723,098
7,840,558	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.09%, due 10/25/37	7,099,704
5,561,822	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 02/25/30	4,645,400

Par Value ($)	Description	Value ($)

	Business Loans (continued)
3,543,569	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 09/25/30	2,927,130

	Total Business Loans	64,264,674

	CMBS — 11.1%
919,495	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.36%, due 07/15/44	919,495
32,300,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.37%, due 12/15/20	29,473,750
3,513,057	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	3,513,057
10,094,988	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.48%, due 03/10/44	10,094,988
11,180,671	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	11,201,634
4,957,882	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .35%, 1.10%, due 03/06/20	4,949,949
6,300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	6,284,250
16,956,594	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.80%, due 05/12/39	17,341,508
2,036,710	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.86%, due 10/15/42	2,064,939
13,072,624	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.33%, due 09/15/21	12,647,764

	Total CMBS	98,491,334

	CMBS Collateralized Debt Obligations — 3.1%
4,398,348	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.23%, due 11/23/52	10,996
4,588,041	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.81%, due 06/28/19	4,312,758
3,799,432	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	3,685,450
22,203,934	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.57%, due 05/25/46	19,678,236

	Total CMBS Collateralized Debt Obligations	27,687,440

	Corporate Collateralized Debt Obligations — 3.8%
34,200,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.76%, due 06/20/13	34,056,360

52	See accompanying notes to the financial statements.

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Credit Cards — 4.7%
14,625,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.49%, due 09/15/17	14,637,139
16,400,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.33%, due 06/16/15	16,402,562
10,600,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.37%, due 02/15/17	10,598,728

	Total Credit Cards	41,638,429

	Insured Business Loans — 0.2%
1,930,365	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.68%, due 10/25/30	1,400,480

	Insured High Yield Collateralized Debt Obligations § — 1.2%
11,807,692	Augusta Funding Ltd., Series 10A, Class F1, 144A, CapMAC, 3mo. LIBOR + .25%, 0.71%, due 06/30/17 (a)	10,551,138

	Insured Other — 2.7%
8,399,354	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.44%, due 09/15/41	7,746,763
7,939,762	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.44%, due 12/15/41	7,356,686
7,334,287	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.71%, due 01/05/14	6,087,458
2,988,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, Zero Coupon, due 02/15/30	466,128
26,300,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	1,946,200

	Total Insured Other	23,603,235

	Insured Residential Asset-Backed Securities (United States) ¿ — 1.2%
1,882,772	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.66%, due 07/25/34	1,647,426
2,143,792	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.62%, due 12/25/33	1,897,256
588,386	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.57%, due 03/25/34	500,128
7,942,426	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.46%, due 11/25/35	6,433,365

	Total Insured Residential Asset-Backed Securities (United States)	10,478,175

Par Value ($)	Description	Value ($)

	Insured Residential Mortgage-Backed Securities (United States) — 1.4%
387,931	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.58%, due 10/25/34	264,375
866,044	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.57%, due 01/25/35	586,745
7,914,672	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.39%, due 06/15/37	5,065,390
4,198,064	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.47%, due 10/25/34	3,204,383
198,173	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.70%, due 07/25/29	140,818
245,659	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.80%, due 08/15/30	153,539
459,178	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.68%, due 06/25/34	323,720
108,204	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.53%, due 12/25/32	76,825
2,328,399	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.43%, due 11/25/35	2,201,036

	Total Insured Residential Mortgage-Backed Securities (United States)	12,016,831

	Insured Time Share — 0.7%
1,516,415	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.39%, due 03/20/19	1,488,693
5,099,024	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.24%, due 09/20/19	5,072,692

	Total Insured Time Share	6,561,385

	Insured Transportation — 0.2%
2,150,000	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.54%, due 04/17/19	2,117,750

	Residential Asset-Backed Securities (United States) ¿ — 30.9%
977,554	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.63%, due 01/25/35	812,286
2,290,736	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.38%, due 02/25/36	824,665

See accompanying notes to the financial statements.	53

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) ¿ (continued)
4,321,246	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.42%, due 03/25/36	4,007,956
913,045	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.34%, due 08/25/36	885,654
19,465,906	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.42%, due 10/25/36	7,883,692
1,595,230	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.34%, due 07/25/36	1,587,254
4,869,910	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 05/25/36	2,581,052
645,454	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.33%, due 06/25/36	432,454
9,570,361	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 04/25/36	7,082,067
3,247,969	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.56%, due 09/25/35	1,153,029
7,188,029	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.34%, due 06/25/36	1,186,025
8,355,360	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.58%, due 06/25/36	1,336,858
5,086,996	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.33%, due 01/25/37	1,704,144
2,729,296	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.31%, due 11/25/36	900,668
11,788,998	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.64%, due 05/25/37	530,505
2,899,448	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.28%, due 05/25/34	2,658,432
48,384,608	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 07/25/36	16,813,651
7,374,633	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.35%, due 09/25/36	2,470,502
10,022,485	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.43%, due 03/25/36	3,608,095
278,985	Argent Securities, Inc., Series 06-W4, Class A2B, 1 mo. LIBOR + .11%, 0.35%, due 05/25/36	94,855

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) ¿ (continued)
7,969,570	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 06/25/36 @	2,372,192
8,666,902	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.39%, due 10/25/36	5,633,486
16,318,054	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.46%, due 05/25/37	12,522,475
3,147,603	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.35%, due 11/25/36	2,271,310
8,500,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.44%, due 11/25/36	2,301,800
1,809,711	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.56%, due 02/25/37	564,992
440,360	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.36%, due 02/25/37	437,058
38,100,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.44%, due 02/25/37	27,569,160
7,368,211	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.40%, due 06/25/36	6,594,549
101,820	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.78%, due 04/25/33	87,697
14,620	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.65%, due 10/25/34	14,181
12,005,872	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 12/25/36	4,562,231
32,344,194	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.38%, due 02/25/37	26,609,569
415,983	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.54%, due 04/25/34	292,813
9,865,366	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.40%, due 04/25/36	6,320,000
3,561,186	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.43%, due 05/25/36	1,216,368
1,256,285	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.34%, due 08/25/36	314,856
18,721,135	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.40%, due 08/25/36	6,271,580

54	See accompanying notes to the financial statements.

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) ¿ (continued)
12,664,670	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.39%, due 08/25/36	4,495,958
2,380,184	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.55%, due 01/20/35	2,032,082
2,072,772	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.53%, due 01/20/35	1,861,609
7,169,762	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.40%, due 01/20/36	6,502,078
25,552,191	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.36%, due 12/25/36	9,497,749
1,484,442	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.49%, due 10/25/35	1,443,620
14,915,825	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.39%, due 03/25/36	8,912,205
10,814,865	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 06/25/36	4,569,280
20,103,659	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 08/25/36	5,226,951
13,534,125	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.40%, due 10/25/36	5,684,333
5,456,318	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.56%, due 03/25/36	1,159,467
4,290,190	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.36%, due 02/25/37	1,544,469
1,709,802	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 1.04%, due 08/25/34	1,491,803
32,261,670	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.47%, due 02/25/37	12,904,668
12,119,095	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.40%, due 04/25/36	7,029,075
2,272,424	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.34%, due 04/25/37	1,772,490
8,855,917	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 11/25/36	3,276,689
5,514,785	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.50%, due 12/25/35	2,893,608

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) ¿ (continued)
4,337,350	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.43%, due 09/25/45	3,986,459
851,288	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, 1 mo. LIBOR + .29%, 0.53%, due 10/25/33	838,434
2,468,383	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.49%, due 01/25/36	2,400,502
236,691	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.78%, due 03/25/35	156,327
619,578	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.50%, due 10/25/35	615,117
300,453	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.36%, due 01/25/37	293,693
17,100,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 06/25/37	8,327,700
4,814,845	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.44%, due 01/25/36	4,477,805
1,960,807	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.82%, due 11/25/35	1,862,766
13,291,301	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.64%, due 06/25/37	4,120,303

	Total Residential Asset-Backed Securities (United States)	273,887,401

	Residential Mortgage-Backed Securities (Australian) — 6.4%
1,864,134	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.56%, due 11/19/37	1,845,400
4,384,930	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.52%, due 07/20/38	4,291,066
7,096,736	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.52%, due 04/19/38	6,843,163
1,182,974	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.96%, due 09/27/35	1,128,073
11,582,397	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.87%, due 03/14/36	10,526,661
749,691	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.87%, due 12/08/36	686,192
1,209,090	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.73%, due 05/27/38	1,084,553

See accompanying notes to the financial statements.	55

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Mortgage-Backed Securities (Australian) (continued)
984,824	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.52%, due 05/10/36	954,504
4,872,047	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.52%, due 06/14/37	4,639,889
1,546,321	Medallion Trust, Series 07-1G, Class A1, 3 mo. LIBOR + .04%, 0.47%, due 02/27/39	1,534,259
5,275,456	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.53%, due 10/20/37	5,188,494
6,429,968	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.50%, due 02/21/38	6,186,915
6,596,602	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.53%, due 06/12/40	6,345,621
622,389	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.75%, due 03/09/36	608,201
555,580	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.60%, due 01/12/37	551,341
4,892,183	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.48%, due 05/21/38	4,812,293

	Total Residential Mortgage-Backed Securities (Australian)	57,226,625

	Residential Mortgage-Backed Securities (European) — 8.1%
8,698,484	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.69%, due 09/20/66	7,872,128
18,996,692	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.66%, due 01/13/39	18,236,824
2,878,582	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.32%, due 12/20/54	2,809,496
1,523,742	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.75%, due 09/20/44	1,503,172
7,274,872	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.59%, due 12/10/43	6,729,256
3,023,790	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.75%, due 12/21/37	2,980,323
6,004,003	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.85%, due 05/15/34	5,055,371
10,285,496	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.65%, due 11/15/38	8,420,736

Par Value ($)	Description	Value ($)

	Residential Mortgage-Backed Securities (European) (continued)
5,975,943	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.67%, due 09/15/39	4,728,764
13,300,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.57%, due 07/15/33	13,289,360

	Total Residential Mortgage-Backed Securities (European)	71,625,430

	Residential Mortgage-Backed Securities (United States) — 0.2%
475,675	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.54%, due 08/25/35	319,892
2,126,474	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 02/26/34	1,858,006

	Total Residential Mortgage-Backed Securities (United States)	2,177,898

	Student Loans — 9.8%
20,300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.70%, due 01/25/24	19,792,500
9,600,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.55%, due 12/23/19	9,576,960
8,293,591	SLM Student Loan Trust, Series 05-1, Class A2, 3 mo. LIBOR + .08%, 0.53%, due 04/27/20	8,236,398
20,057,318	SLM Student Loan Trust, Series 05-3, Class A4, 3 mo. LIBOR + .07%, 0.52%, due 04/27/20	20,013,392
1,040,881	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.50%, due 09/15/22	1,040,235
12,968,013	SLM Student Loan Trust, Series 07-2, Class A2, 3 mo. LIBOR + .00%, 0.45%, due 07/25/17	12,931,572
4,360,125	SLM Student Loan Trust, Series 07-6, Class A2, 3 mo. LIBOR + .25%, 0.70%, due 01/25/19	4,371,026
10,800,000	SLM Student Loan Trust, Series 08-6, Class A3, 3 mo. LIBOR + .75%, 1.20%, due 01/25/19	10,950,188

	Total Student Loans	86,912,271

	Time Share — 0.2%
1,323,522	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.24%, due 02/20/20	1,350,199

	Total Asset-Backed Securities	840,099,663

56	See accompanying notes to the financial statements.

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)

	U.S. Government Agency — 3.3%
10,875,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.86%, due 10/29/26 (a)	10,281,234
12,343,750	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR - .02%, 0.70%, due 02/01/25 (a)	11,612,491
253,367	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.49%, due 05/01/14 (a)	250,622
7,755,000	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, 0.71%, due 07/01/23 (a)	7,358,707

	Total U.S. Government Agency	29,503,054

	TOTAL DEBT OBLIGATIONS (COST $1,214,433,149)	869,602,717

	SHORT-TERM INVESTMENTS — 1.9%

	Money Market Funds — 1.9%
17,152,960	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (b)	17,152,960

	TOTAL SHORT-TERM INVESTMENTS (COST $17,152,960)	17,152,960

	TOTAL INVESTMENTS — 99.9% (Cost $1,231,586,109)	886,755,677
	Other Assets and Liabilities (net) — 0.1%	622,828

	TOTAL NET ASSETS — 100.0%	$887,378,505

Notes to Schedule of Investments:

§	These securities were categorized as “high yield” as a result of being rated below investment grade at issuance.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2012.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

See accompanying notes to the financial statements.	57

Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	98.0%
Short-Term Investments	1.9
Other	0.1

100.0%

*	The table above incorporates aggregate indirect asset class associated with investments in GMO Short-Duration Collateral Fund.

Industry Sector Summary**	% of Debt Obligations
Residential Asset-Backed Securities (United States)	31.5%
CMBS	11.3
Student Loans	10.0
Residential Mortgage-Backed Securities (European)	8.2
Business Loans	7.4
Residential Mortgage-Backed Securities (Australian)	6.6
Credit Cards	4.8
Corporate Collateralized Debt Obligations	3.9
U.S. Government Agency	3.4
CMBS Collateralized Debt Obligations	3.2
Insured Other	2.7
Insured Residential Mortgage-Backed Securities (United States)	1.4
Airlines	1.3
Insured High Yield Collateralized Debt Obligations	1.2
Insured Residential Asset-Backed Securities (United States)	1.2
Insured Time Share	0.8
Auto Financing	0.3
Residential Mortgage-Backed Securities (United States)	0.2
Insured Transportation	0.2
Insured Business Loans	0.2
Time Share	0.2

100.0%

**	The table above incorporates aggregate indirect sector exposure associated with investments in GMO Short-Duration Collateral Fund.

58

Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.1%

	Affiliated Issuers — 100.1%
7,833,364	GMO Short-Duration Collateral Fund	35,328,473

	TOTAL MUTUAL FUNDS (COST $30,747,241)	35,328,473

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
6,812	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (a)	6,812

	TOTAL SHORT-TERM INVESTMENTS (COST $6,812)	6,812

	TOTAL INVESTMENTS — 100.1% (Cost $30,754,053)	35,335,285
	Other Assets and Liabilities (net) — (0.1%)	(40,177)

	TOTAL NET ASSETS — 100.0%	$35,295,108

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2012.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

See accompanying notes to the financial statements.	59

Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-term Investments	9.9%
Debt Obligations	0.0
Other	90.1

100.0%

(a)	GMO Special Purpose Holding Fund holds 74.9% of a subsidiary, GMO SPV I, LLC. As such, GMO SPV I, LLC’s financial statements are consolidated into GMO Special Purpose Holding Fund’s financial statements.

60

Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	DEBT OBLIGATIONS — 0.0% (a)

	Asset-Backed Securities — 0.0%

	Health Care Receivables — 0.0%
	Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b) (c)	—
	Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b) (c)	—
	Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b) (c)	—

		—

	Total Asset-Backed Securities	—

	TOTAL DEBT OBLIGATIONS (COST $0)	—

	SHORT-TERM INVESTMENTS — 9.9%

	Money Market Funds — 9.9%
16,999	State Street Institutional Liquid Reserves Fund-Institutional Class, 0.19% (d)	16,999
16,998	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (d)	16,998

	TOTAL SHORT-TERM INVESTMENTS (COST $33,997)	33,997

	TOTAL INVESTMENTS — 9.9% (Cost $33,997)	33,997
	Other Assets and Liabilities (net) — 90.1%	310,716

	TOTAL NET ASSETS — 100.0%	$344,713

Notes to Consolidated Schedule of Investments:

(a)	Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 74.9% subsidiary of GMO Special Purpose Holding Fund.

(b)	Security in default.

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2012.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

See accompanying notes to the financial statements.	61

Strategic Fixed Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	75.7%
Short-Term Investments	27.4
Options Purchased	0.5
Loan Participations	0.2
Loan Assignments	0.1
Written Options	0.0 ^
Rights/Warrants	(0.0)^
Futures Contracts	(0.0)^
Forward Currency Contracts	0.0 ^
Swap Agreements	(1.7)
Reverse Repurchase Agreements	(2.0)
Other	(0.2)

100.0%

^	Rounds to 0.0%.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

Country/Region Summary**	% of Investments
United States	94.5%
New Zealand	7.2
Emerging***	3.9
United Kingdom	(0.2)
Switzerland	(5.4)

100.0%

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Venezuela, Mexico, Turkey, Argentina, Brazil, Philippines, Indonesia, Russia, Congo and Colombia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

62

Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 18.0%

	United States — 18.0%

	U.S. Government — 18.0%
77,358,975	U.S. Treasury Inflation Indexed Note, 0.63% , due 04/15/13(a)	78,084,215
50,000,000	U.S. Treasury Note, 0.38% , due 09/30/12	49,994,426
33,000,000	U.S. Treasury Note, 1.38% , due 01/15/13	33,146,949
150,000,000	U.S. Treasury Note, 1.75% , due 01/31/14	153,246,150

		314,471,740

	Total United States	314,471,740

	TOTAL DEBT OBLIGATIONS (COST $313,973,189)	314,471,740

	MUTUAL FUNDS — 79.6%

	United States — 79.6%
	Affiliated Issuers
6,939,686	GMO Emerging Country Debt Fund, Class IV	69,882,638
105,394,919	GMO Short-Duration Collateral Fund	475,331,085
16,261,187	GMO U.S. Treasury Fund	406,529,680
17,647,482	GMO World Opportunity Overlay Fund	437,481,077

	Total United States	1,389,224,480

	TOTAL MUTUAL FUNDS (COST $1,414,936,071)	1,389,224,480

Shares / Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.6%

	Money Market Funds — 0.1%
1,580,088	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (b)	1,580,088

	U.S. Government — 1.5%
26,000,000	U.S. Treasury Bill, 0.15%, due 06/27/13 (c)	25,969,034
500,000	U.S. Treasury Bill, 0.15%, due 07/25/13 (c)	499,315

	Total U.S. Government	26,468,349

	TOTAL SHORT-TERM INVESTMENTS (COST $28,044,259)	28,048,437

	TOTAL INVESTMENTS — 99.2% (Cost $1,756,953,519)	1,731,744,657
	Other Assets and Liabilities (net) — 0.8%	14,336,621

	TOTAL NET ASSETS — 100.0%	$1,746,081,278

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
100,000,000	NZD	7/14/2015	Barclays Bank PLC	Receive	4.87%	3 Month NZD Bank Bill Rate	$4,565,502
100,000,000	NZD	7/15/2015	Barclays Bank PLC	Receive	4.86%	3 Month NZD Bank Bill Rate	4,546,653
100,000,000	NZD	7/15/2015	Citibank N.A.	Receive	4.85%	3 Month NZD Bank Bill Rate	4,530,119

							$13,642,274

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2012.
(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

See accompanying notes to the financial statements.	63

U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	100.0%
Other	0.0 ^

100.0%

^	Rounds to 0.0%.

64

U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.0%

	U.S. Government — 100.0%
200,000,000	U.S. Treasury Bill, 0.12%, due 09/27/12 (a)	199,982,667
445,850,000	U.S. Treasury Bill, 0.11%, due 10/04/12 (a)	445,804,211
121,050,000	U.S. Treasury Bill, 0.08%, due 10/11/12 (a)	121,038,567
393,525,000	U.S. Treasury Bill, 0.11%, due 10/18/12 (a)	393,468,643
8,250,000	U.S. Treasury Bill, 0.08%, due 11/15/12 (a)	8,248,646
50,000,000	U.S. Treasury Bill, 0.09%, due 11/23/12 (a)	49,989,863
30,700,000	U.S. Treasury Bill, 0.10%, due 12/20/12 (a)	30,690,729
57,100,000	U.S. Treasury Bill, 0.11%, due 12/27/12 (a)	57,080,015
592,325,000	U.S. Treasury Bill, 0.10%, due 01/03/13 (a)	592,120,333
249,700,000	U.S. Treasury Bill, 0.10%, due 01/10/13 (a)	249,610,810
237,050,000	U.S. Treasury Bill, 0.13%, due 04/04/13 (a)	236,869,719

	Total U.S. Government	2,384,904,203

	Money Market Funds — 0.0%
171,476	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (b)	171,476

	TOTAL SHORT-TERM INVESTMENTS (COST $2,385,017,649)	2,385,075,679

	TOTAL INVESTMENTS — 100.0% (Cost $2,385,017,649)	2,385,075,679
	Other Assets and Liabilities (net) — (0.0%)	(180,715)

	TOTAL NET ASSETS — 100.0%	$2,384,894,964

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2012.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

See accompanying notes to the financial statements.	65

World Opportunity Overlay Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	108.9%
Short-Term Investments	7.5
Options Purchased	1.9
Written Options	0.1
Swap Agreements	(9.8)
Reverse Repurchase Agreements	(7.2)
Futures Contracts	(0.0)^
Other	(1.4)

100.0%

Industry Summary	% of Debt Obligations
U.S. Government & Agencies	69.0%
Residential Asset-Backed Securities (United States)	10.2
Foreign Government Obligations	6.8
CMBS	3.2
Residential Mortgage-Backed Securities (European)	2.7
Business Loans	1.9
Residential Mortgage-Backed Securities (Australian)	1.1
Credit Cards	1.1
Insured Other	0.8
Insured Residential Asset-Backed Securities (United States)	0.7
Corporate Collateralized Debt Obligations	0.7
CMBS Collateralized Debt Obligations	0.6
Student Loans	0.4
Insured Transportation	0.4
Insured Time Share	0.2
Auto Financing	0.1
Insured Residential Mortgage-Backed Securities (United States)	0.1

100.0%

^	Rounds to 0.0%

66

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 108.9%

	Asset-Backed Securities — 26.3%

	Auto Financing — 0.1%
836,762	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.89%, due 08/15/13	836,343

	Business Loans — 2.0%
1,106,657	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.61%, due 01/25/35	940,659
1,608,435	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.63%, due 01/25/36	1,133,947
7,861,410	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.54%, due 12/25/37	6,485,663
3,308,491	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.24%, due 02/28/40	1,546,720
1,120,748	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.48%, due 11/15/33	941,989
1,339,894	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 02/25/30	1,119,119
977,536	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 09/25/30	807,484
779,179	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.09%, due 10/25/37	705,554

	Total Business Loans	13,681,135

	CMBS — 3.5%
250,334	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.36%, due 07/15/44	250,334
11,500,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.37%, due 12/15/20	10,493,750
708,058	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	708,058
2,144,068	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.48%, due 03/10/44	2,144,068
2,466,324	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	2,470,949
3,391,319	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.80%, due 05/12/39	3,468,302

Par Value ($)	Description	Value ($)

	CMBS (continued)
499,920	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.86%, due 10/15/42	506,848
3,459,422	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.33%, due 09/15/21	3,346,991

	Total CMBS	23,389,300

	CMBS Collateralized Debt Obligations — 0.7%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.23%, due 11/23/52	16,944
5,284,700	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.57%, due 05/25/46	4,683,565

	Total CMBS Collateralized Debt Obligations	4,700,509

	Corporate Collateralized Debt Obligations — 0.7%
4,800,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.76%, due 06/20/13	4,779,840

	Credit Cards — 1.2%
2,887,500	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.49%, due 09/15/17	2,889,897
3,900,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.33%, due 06/16/15	3,900,609
900,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.37%, due 02/15/17	899,892

	Total Credit Cards	7,690,398

	Insured Other — 0.9%
2,397,380	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.44%, due 09/15/41	2,211,115
1,852,611	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.44%, due 12/15/41	1,716,560
1,365,900	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.71%, due 01/05/14	1,133,696
9,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	680,800

	Total Insured Other	5,742,171

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.8%
6,281,137	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.66%, due 07/25/34	5,495,995

See accompanying notes to the financial statements.	67

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Insured Residential Mortgage-Backed Securities (United States) — 0.1%
564,461	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.43%, due 11/25/35	533,585

	Insured Time Share — 0.2%
1,572,596	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.24%, due 09/20/19	1,564,475

	Insured Transportation — 0.4%
3,013,219	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.42%, due 08/18/21	2,916,224

	Residential Asset-Backed Securities (United States) ¿ — 11.1%
9,013,769	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.42%, due 10/25/36	3,650,577
385,943	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.34%, due 07/25/36	384,013
9,822,360	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 05/25/36	5,205,851
139,558	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.33%, due 06/25/36	93,504
679,314	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.56%, due 09/25/35	241,156
1,750,533	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.34%, due 06/25/36	288,838
1,903,271	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.58%, due 06/25/36	304,523
1,044,865	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.36%, due 09/25/36	208,973
4,107,731	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.41%, due 12/25/36	677,776
997,174	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.31%, due 11/25/36	329,068
9,370,013	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 07/25/36	3,256,079
5,309,736	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.35%, due 09/25/36	1,778,761

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) ¿ (continued)
1,762,195	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.43%, due 03/25/36	634,390
1,909,376	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 06/25/36	568,338
2,316,895	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.39%, due 10/25/36	1,505,982
4,047,391	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.46%, due 05/25/37	3,105,968
2,237,453	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.35%, due 11/25/36	1,614,546
5,400,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.44%, due 11/25/36	1,462,320
636,227	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.56%, due 02/25/37	198,630
1,496,668	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.40%, due 06/25/36	1,339,518
2,579,774	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 12/25/36	980,314
6,558,942	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 11/25/36	6,099,816
7,247,959	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.38%, due 02/25/37	5,962,896
4,134,153	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.40%, due 08/25/36	1,384,941
856,866	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.55%, due 01/20/35	731,549
327,280	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.53%, due 01/20/35	293,938
5,910,031	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.36%, due 12/25/36	2,196,758
192,104	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.49%, due 10/25/35	186,822
3,138,672	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.39%, due 03/25/36	1,875,357
2,584,083	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 06/25/36	1,091,775

68	See accompanying notes to the financial statements.

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) ¿ (continued)
5,317,241	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 08/25/36	1,382,483
2,913,596	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.40%, due 10/25/36	1,223,711
1,141,197	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.56%, due 03/25/36	242,504
2,119,129	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.52%, due 01/25/47	1,129,072
2,144,064	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 11/25/36	793,304
8,800,000	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, 1 mo. LIBOR + .17%, 0.41%, due 09/25/36	8,250,000
9,100,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.39%, due 07/25/36	3,658,484
1,447,631	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.50%, due 12/25/35	759,572
2,030,641	Saxon Asset Securities Trust, Series 06-3, Class A2, 1 mo. LIBOR + .11%, 0.35%, due 10/25/46	1,990,028
8,771,438	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 07/25/36	3,508,575
161,783	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.50%, due 10/25/35	160,618
396,763	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.36%, due 01/25/37	387,836
3,600,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 06/25/37	1,753,200
1,171,179	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.44%, due 01/25/36	1,089,196
316,481	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.82%, due 11/25/35	300,657

	Total Residential Asset-Backed Securities (United States)	74,282,217

Par Value ($)		Description	Value ($)

		Residential Mortgage-Backed Securities (Australian) — 1.2%
	1,303,069	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.52%, due 07/20/38	1,275,175
	3,249,312	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.87%, due 03/14/36	2,953,137
	1,385,298	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.87%, due 12/08/36	1,267,963
	820,686	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.52%, due 05/10/36	795,420
	1,831,320	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.50%, due 02/21/38	1,762,096

		Total Residential Mortgage-Backed Securities (Australian)	8,053,791

		Residential Mortgage-Backed Securities (European) — 2.9%
	6,082,399	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.69%, due 09/20/66	5,504,571
	3,515,622	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.66%, due 01/13/39	3,374,997
	2,030,175	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .04%, 0.28%, due 12/20/54	1,980,435
	3,280,825	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.59%, due 12/10/43	3,034,763
	2,706,710	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.65%, due 11/15/38	2,215,983
	2,460,683	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.67%, due 09/15/39	1,947,138
	1,350,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.57%, due 07/15/33	1,348,920

		Total Residential Mortgage-Backed Securities (European)	19,406,807

		Student Loans — 0.5%
	3,100,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.70%, due 01/25/24	3,022,500

		Total Asset-Backed Securities	176,095,290

		Foreign Government Obligations — 7.5%
GBP	25,000,000	U.K. Treasury Bond, 4.25%, due 12/07/46 (a)	49,965,702

See accompanying notes to the financial statements.	69

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($) / Principal Amount		Description	Value ($)

		U.S. Government — 75.0%
	262,477,645	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (b) (c)	264,938,373
	93,000,000	U.S. Treasury Note, 1.38%, due 01/15/13 (c)	93,414,129
	65,000,000	U.S. Treasury Strip Coupon, due 05/15/22	55,486,990
	105,000,000	U.S. Treasury Strip Coupon, due 08/15/22	88,859,295

		Total U.S. Government	502,698,787

		U.S. Government Agency — 0.1%
	800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	898,000

		TOTAL DEBT OBLIGATIONS (COST $777,840,125)	729,657,779

		OPTIONS PURCHASED — 1.9%
		Currency Options — 0.0%
		EUR Call/CHF Put, Expires 06/16/15, Strike 1.56%
EUR	3,000,000	(OTC) (CP - JPMorgan Chase Bank, N.A.)	107,040

		Options on Interest Rate Swaps — 1.9%
		Swaption Straddle, Expires 04/10/18, Strike TBD Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 64,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate to be determined, maturing on April 12, 2023.
USD	64,000,000	(OTC) (CP - Morgan Stanley Capital Services, Inc.)(d)	4,332,928
		Swaption Straddle, Expires 04/23/18, Strike TBD Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 64,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate to be determined, maturing on April 25, 2023.
USD	64,000,000	(OTC) (CP - Morgan Stanley Capital Services, Inc.)(d)	4,319,104

Principal Amount / Shares / Par Value ($)		Description	Value ($)

		Options on Interest Rate Swaps (continued)
		Swaption Straddle, Expires 05/01/18, Strike TBD Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 64,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate to be determined, maturing on May 3, 2023.
USD	64,000,000	(OTC) (CP - Morgan Stanley Capital Services, Inc.)(d)	4,294,336

		Total Options on Interest Rate Swaps	12,946,368

		TOTAL OPTIONS PURCHASED (COST $10,543,550)	13,053,408

		SHORT-TERM INVESTMENTS — 7.5%
		Money Market Funds — 4.5%
	30,238,564	State Street Institutional Liquid Reserves Fund-Institutional Class, 0.19% (e)	30,238,564

		U.S. Government — 3.0%
	20,000,000	U.S. Treasury Bill, 0.11%, due 09/27/12 (f)	19,998,339

		TOTAL SHORT-TERM INVESTMENTS (COST $50,236,903)	50,236,903

		TOTAL INVESTMENTS — 118.3% (Cost $838,620,578)	792,948,090
		Other Assets and Liabilities (net) — (18.3%)	(122,867,256)

		TOTAL NET ASSETS — 100.0%	$670,080,834

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Reverse Repurchase Agreements

Face Value		Description	Market Value
GBP	30,537,500	Barclays Bank PLC, 0.50% dated 08/20/12, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 09/20/12.	$(48,497,041)

Average balance outstanding	$(47,195,410)
Average interest rate	0.54%
Maximum balance outstanding	$(49,329,272)

70	See accompanying notes to the financial statements.

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Sales
2,536	EuroSwiss Interest Rate 3 Months	December 2012	$664,282,183	$(56,087)

Written Options

A summary of open written option contracts for the Fund at August 31, 2012 is as follows:

Principal Amount		Expiration Date	Description	Premiums	Market Value
Call EUR	3,000,000	6/14/2013	EUR Call/CHF Put, Strike 1.56%	$1,097,998	$(132,069)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
100,000,000	USD	12/20/2012	Morgan Stanley Capital Services LLC	(Pay)	1.20%	0.0002%	Reference security within CDX IG Index	N/A		(609,540)
50,000,000	USD	12/20/2012	Morgan Stanley Capital Services LLC	(Pay)	1.93%	0.0002%	Reference security within CDX IG Index	N/A		$(490,184)
96,449,886	USD	12/20/2012	Morgan Stanley Capital Services LLC	Receive	0.71%	0.0001%	Reference security within CDX IG Index	96,449,886	USD	347,848
250,769,703	USD	12/20/2012	Morgan Stanley Capital Services LLC	Receive	0.71%	0.0001%	Reference security within CDX IG Index	250,769,703	USD	904,406

										$152,530

							Premiums to (Pay) Receive			$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.	71

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
150,000,000	CHF	5/25/2013	Barclays Bank PLC	(Pay)	(0.04)%	3 Month CHF LIBOR	$29,486
150,000,000	CHF	6/14/2013	Barclays Bank PLC	(Pay)	(0.10)%	3 Month CHF LIBOR	89,308
92,000,000	CAD	12/19/2014	Bank of America, N.A.	Receive	1.25%	3 Month CAD BA’S	(316,229)
113,000,000	EUR	12/19/2014	Barclays Bank PLC	(Pay)	1.00%	6 Month EURIBOR	(1,255,599)
140,000,000	GBP	12/19/2014	Barclays Bank PLC	(Pay)	1.20%	6 Month GBP LIBOR	(1,843,707)
19,500,000,000	JPY	12/19/2014	Barclays Bank PLC	(Pay)	0.35%	6 Month JPY LIBOR	(246,300)
2,204,000,000	SEK	12/19/2014	Barclays Bank PLC	Receive	1.90%	3 Month SEK STIBOR	1,641,125
109,000,000	USD	12/19/2014	Barclays Bank PLC	(Pay)	0.60%	3 Month USD LIBOR	(383,514)
367,000,000	AUD	12/19/2014	Citibank N.A.	Receive	3.20%	3 Month AUD BBSW	1,563,700
16,600,000,000	JPY	12/19/2014	Citibank N.A.	Receive	0.35%	6 Month JPY LIBOR	209,670
185,000,000	AUD	12/19/2014	Deutsche Bank AG	(Pay)	3.20%	3 Month AUD BBSW	(738,469)
91,000,000	CHF	12/19/2014	Deutsche Bank AG	(Pay)	0.10%	6 Month CHF LIBOR	(8,349)
130,000,000	GBP	12/19/2014	Deutsche Bank AG	(Pay)	1.20%	6 Month GBP LIBOR	(1,712,014)
368,000,000	CAD	12/19/2014	Goldman Sachs International	Receive	1.25%	3 Month CAD BA’S	(1,264,914)
15,000,000	CHF	12/19/2014	Goldman Sachs International	Receive	0.10%	6 Month CHF LIBOR	1,376
23,000,000,000	JPY	12/19/2014	Goldman Sachs International	Receive	0.35%	6 Month JPY LIBOR	290,507
95,000,000	USD	12/19/2014	JPMorgan Chase Bank, N.A.	(Pay)	0.60%	3 Month USD LIBOR	(334,256)
419,000,000	CHF	12/19/2014	UBS AG	(Pay)	0.10%	6 Month CHF LIBOR	(38,444)
65,000,000	USD	5/15/2022	JPMorgan Chase Bank, N.A.	(Pay)	0.00%	3 Month USD LIBOR	(19,419,858)
105,000,000	USD	8/15/2022	JPMorgan Chase Bank, N.A.	(Pay)	0.00%	3 Month USD LIBOR	(31,249,381)
20,000,000	CAD	12/19/2022	Bank of America, N.A.	(Pay)	2.15%	3 Month CAD BA’S	150,362
24,000,000	EUR	12/19/2022	Barclays Bank PLC	Receive	2.00%	6 Month EURIBOR	597,115
30,000,000	GBP	12/19/2022	Barclays Bank PLC	Receive	2.30%	6 Month GBP LIBOR	1,549,916
4,100,000,000	JPY	12/19/2022	Barclays Bank PLC	Receive	1.00%	6 Month JPY LIBOR	720,417
480,000,000	SEK	12/19/2022	Barclays Bank PLC	(Pay)	2.40%	3 Month SEK STIBOR	(902,906)
24,000,000	USD	12/19/2022	Barclays Bank PLC	Receive	1.90%	3 Month USD LIBOR	350,080
86,000,000	AUD	12/19/2022	Citibank N.A.	(Pay)	4.10%	6 Month AUD BBSW	(1,960,541)
3,400,000,000	JPY	12/19/2022	Citibank N.A.	(Pay)	1.00%	6 Month JPY LIBOR	(597,419)
43,000,000	AUD	12/19/2022	Deutsche Bank AG	Receive	4.10%	6 Month AUD BBSW	918,374
19,000,000	CHF	12/19/2022	Deutsche Bank AG	Receive	1.00%	6 Month CHF LIBOR	43,601
29,000,000	GBP	12/19/2022	Deutsche Bank AG	Receive	2.30%	6 Month GBP LIBOR	1,498,252
80,000,000	CAD	12/19/2022	Goldman Sachs International	(Pay)	2.15%	3 Month CAD BA’S	601,446
1,000,000	CHF	12/19/2022	Goldman Sachs International	(Pay)	1.00%	6 Month CHF LIBOR	(2,295)
4,900,000,000	JPY	12/19/2022	Goldman Sachs International	(Pay)	1.00%	6 Month JPY LIBOR	(860,986)
20,000,000	USD	12/19/2022	JPMorgan Chase Bank, N.A.	Receive	1.90%	3 Month USD LIBOR	291,734
86,000,000	CHF	12/19/2022	UBS AG	Receive	1.00%	6 Month CHF LIBOR	197,352
25,000,000	GBP	12/7/2046	Merrill Lynch Capital Services, Inc.	(Pay)	4.36%	6 Month GBP LIBOR	(13,411,179)

							$(65,802,539)

						Premiums to (Pay) Receive	$271,695

#	Receive - Fund receives fixed rate and pays variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

72	See accompanying notes to the financial statements.

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2012.

(f)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 74.

See accompanying notes to the financial statements.	73

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

BOBL - Bundesobligationen

CAD BA - Canadian Bankers Acceptance Rate

CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CMBS - Commercial Mortgage Backed Security.

CP - Counterparty

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

JPY TIBOR - Toyko Interbank Offered Rate denominated in Japanese Yen

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

OTC - Over-the-Counter

PDI - Past Due Interest

PIK - Payment In Kind

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

RMBS - Residential Mortgage Backed Security

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

TIPS - Treasury Inflation Protected Securities

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2012, which are subject to change based on the terms of the security.

Currency Abbreviations:

ARS - Argentine Peso

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

COP - Colombian Peso

DEM - Deutsche Mark

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

RUB - Russian Ruble

SEK - Swedish Krona

USD - United States Dollar

ZAR - South African Rand

In the tables showing Forward Currency Contracts and Futures Contracts, Value represents the notional amount of each position in U.S. Dollars.

74	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited)

Asset Allocation Bond Fund		Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$95,973,205	$87,314,633	$33,207,740	$444,311,291	$36,530,470
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	—	170,595,417	35,404,310	18,000,730	216,675,881
Receivable for Fund shares sold	—	—	—	4,980,000	—
Dividends and interest receivable	139,952	374,002	345,268	536,543	67,452
Unrealized appreciation on open forward currency contracts (Note 4)	—	1,029,997	285,729	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	144,470	—	—	—
Receivable for open swap agreements (Note 4)	—	1,924,482	245,733	—	—
Receivable for closed swap agreements (Note 4)	—	100,812	20,204	—	—
Receivable for expenses reimbursed by Manager (Note 5)	9,424	23,676	14,958	10,137	22,879
Miscellaneous receivable	—	—	—	20,000	—

Total assets	96,122,581	261,507,489	69,523,942	467,858,701	253,296,682

Liabilities:
Payable for investments purchased	—	8,173	572	730	—
Payable for investments purchased - delayed delivery	—	21,393,750	—	—	—
Payable to affiliate for (Note 5):
Management fee	20,234	50,124	14,145	92,876	21,307
Shareholder service fee	9,676	22,090	8,488	20,432	16,003
Payable for variation margin on open futures contracts (Note 4)	10,022	—	698	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	1,187,377	867,332	—	—
Payable for open swap agreements (Note 4)	—	376,907	1,522,961	—	39,254
Written options outstanding, at value (Note 4)(c)	35,156	—	—	—	—
Agents unaffiliated with the Manager	31	31	—	31	62
Accrued expenses	64,198	87,068	61,997	71,022	66,933

Total liabilities	139,317	23,125,520	2,476,193	185,091	143,559

Net assets	$95,983,264	$238,381,969	$67,047,749	$467,673,610	$253,153,123

(a) Cost of investments – unaffiliated issuers:	$95,883,285	$85,601,680	$31,108,869	$431,832,727	$36,570,058
(b) Cost of investments – affiliated issuers:	$—	$169,053,696	$34,382,392	$18,000,730	$220,001,515
(c) Premiums on written options:	$62,955	$—	$—	$—	$—

See accompanying notes to the financial statements.	75

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund
Net assets consist of:
Paid-in capital	$102,553,839	$419,481,164	$77,867,113	$450,646,315	$277,720,795
Accumulated undistributed net investment income	—	855,111	958,717	4,035,603	58,443
Distributions in excess of net investment income	(8,195)	—	—	—	—
Accumulated net realized gain (loss)	(6,680,099)	(187,009,639)	(13,178,136)	513,128	(21,221,639)
Net unrealized appreciation (depreciation)	117,719	5,055,333	1,400,055	12,478,564	(3,404,476)

	$95,983,264	$238,381,969	$67,047,749	$467,673,610	$253,153,123

Net assets attributable to:
Class III shares	$65,410,665	$48,526,041	$67,047,749	$—	$53,590,468

Class IV shares	$—	$189,855,928	$—	$—	$—

Class VI shares	$30,572,599	$—	$—	$467,673,610	$199,562,655

Shares outstanding:
Class III	2,676,589	6,587,257	7,678,966	—	2,708,119

Class IV	—	25,714,017	—	—	—

Class VI	1,250,194	—	—	17,700,399	10,041,055

Net asset value per share:
Class III	$24.44	$7.37	$8.73	$—	$19.79

Class IV	$—	$7.38	$—	$—	$—

Class VI	$24.45	$—	$—	$26.42	$19.87

76	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	Inflation Indexed Plus Bond Fund	International Bond Fund	Short- Duration Collateral Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$1,749,135,500	$73,605,276	$11,110,195	$33,659,700	$886,755,677
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	55,513,621	91,990,817	16,128,553	38,386,725	—
Receivable for investments sold	33,427	—	—	—	—
Receivable for Fund shares sold	4,727,950	—	—	—	—
Dividends and interest receivable	23,663,813	440,613	16,408	244,677	732,871
Unrealized appreciation on open forward currency contracts (Note 4)	—	1,357,075	121,738	909,876	—
Due from broker on open futures contracts/swap agreements (Note 2)	13,208,253	3,000	—	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	173,896	8,035	10,933	—
Receivable for open swap agreements (Note 4)	79,592,449	381,414	27,359	164,698	—
Receivable for closed swap agreements (Note 4)	138,668	44,782	2,291	—	—
Receivable for expenses reimbursed by Manager (Note 5)	—	12,586	11,416	15,332	21,298
Miscellaneous receivable	1,075,642	—	—	—	—

Total assets	1,927,089,323	168,009,459	27,425,995	73,391,941	887,509,846

Liabilities:
Payable for investments purchased	—	2,037	319	—	—
Payable for Fund shares repurchased	340,000	—	—	—	—
Payable for closed swap agreements	—	—	—	5,415	—
Payable to affiliate for (Note 5):
Management fee	513,366	26,601	5,693	15,066	—
Shareholder service fee	166,434	21,001	3,145	9,040	—
Unrealized depreciation on open forward currency agreements (Note 4)	7,075,667	643,665	136,991	256,270	—
Payable for open swap agreements (Note 4)	93,096,572	2,382,070	38,493	958,853	—
Payable for reverse repurchase agreements (Note 2)	66,641,463	—	—	—	—
Agents unaffiliated with the Manager	279	31	—	—	186
Accrued expenses	844,581	77,243	100,617	65,580	131,155

Total liabilities	168,678,362	3,152,648	285,258	1,310,224	131,341

Net assets	$1,758,410,961	$164,856,811	$27,140,737	$72,081,717	$887,378,505

(a) Cost of investments – unaffiliated issuers:	$1,666,848,978	$65,865,856	$10,334,470	$32,258,034	$1,231,586,109
(b) Cost of investments – affiliated issuers:	$54,318,795	$96,205,129	$14,318,804	$35,070,431	$—

See accompanying notes to the financial statements.	77

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	Inflation Indexed Plus Bond Fund	International Bond Fund	Short- Duration Collateral Fund
Net assets consist of:
Paid-in capital	$1,752,938,016	$192,522,490	$74,711,253	$115,491,215	$1,321,659,519
Accumulated undistributed net investment income	18,262,300	1,009,440	—	—	364,745
Distributions in excess of net investment income	—	—	(5,421)	(1,086,331)	—
Accumulated net realized loss	(89,437,484)	(31,361,834)	(50,160,798)	(47,050,205)	(89,815,327)
Net unrealized appreciation (depreciation)	76,648,129	2,686,715	2,595,703	4,727,038	(344,830,432)

	$1,758,410,961	$164,856,811	$27,140,737	$72,081,717	$887,378,505

Net assets attributable to:
Core Class shares	$—	$—	$—	$—	$887,378,505

Class III shares	$469,429,228	$164,856,811	$23,745,842	$72,081,717	$—

Class IV shares	$1,288,981,733	$—	$—	$—	$—

Class VI shares	$—	$—	$3,394,895	$—	$—

Shares outstanding:
Core Class	—	—	—	—	196,854,210

Class III	46,602,806	19,634,446	1,555,587	10,434,750	—

Class IV	128,061,935	—	—	—	—

Class VI	—	—	222,030	—	—

Net asset value per share:
Core Class	$—	$—	$—	$—	$4.51

Class III	$10.07	$8.40	$15.26	$6.91	$—

Class IV	$10.07	$—	$—	$—	$—

Class VI	$—	$—	$15.29	$—	$—

78	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Short- Duration Collateral Share Fund	Consolidated Special Purpose Holding Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$6,812	$33,997	$342,520,177	$2,385,075,679	$792,948,090
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	35,328,473	—	1,389,224,480	—	—
Receivable for investments sold	—	—	—	24,997,571	—
Receivable for Fund shares sold	—	—	—	25,000,000	—
Cash	—	752,900	—	—	—
Dividends and interest receivable	—	3	590,379	71	1,333,828
Receivable for open swap agreements (Note 4)	—	—	13,642,274	—	11,996,075
Interest receivable for open swap agreements	—	—	670,962	—	—
Receivable for expenses reimbursed by Manager (Note 5)	2,790	9,149	68,609	183,843	26,009

Total assets	35,338,075	796,049	1,746,716,881	2,435,257,164	806,304,002

Liabilities:
Payable for investments purchased	—	—	—	—	9,185,487
Payable for Fund shares repurchased	—	—	—	50,000,000	—
Payable for closed swap agreements	—	—	—	—	255,278
Payable to affiliate for (Note 5):
Management fee	1,459	—	366,396	152,719	—
Shareholder service fee	4,380	—	85,684	—	—
Payable for variation margin on open futures contracts (Note 4)	—	—	—	—	151,683
Dividend payable	—	—	—	74,014	—
Interest payable for open swap agreements	—	—	—	—	198,384
Payable for open swap agreements (Note 4)	—	—	—	—	77,646,084
Payable for reverse repurchase agreements (Note 2)	—	—	—	—	48,497,041
Written options outstanding, at value (Note 4)(c)	—	—	—	—	132,069
Agents unaffiliated with the Manager	—	5	403	341	124
Accrued expenses	37,128	379,201	183,120	135,126	157,018
Non controlling interest in subsidiary	—	72,130	—	—	—

Total liabilities	42,967	451,336	635,603	50,362,200	136,223,168

Net assets	$35,295,108	$344,713	$1,746,081,278	$2,384,894,964	$670,080,834

(a) Cost of investments – unaffiliated issuers:	$6,812	$33,997	$342,017,448	$2,385,017,649	$838,620,578
(b) Cost of investments – affiliated issuers:	$30,747,241	$—	$1,414,936,071	$—	$—
(c) Premiums on written options:	$—	$—	$—	$—	$1,097,998

See accompanying notes to the financial statements.	79

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Short- Duration Collateral Share Fund	Consolidated Special Purpose Holding Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Net assets consist of:
Paid-in capital	$35,993,112		$1,947,721,522	$2,384,659,420
Accumulated undistributed net investment income	161,436		3,510,038	—
Accumulated net realized gain (loss)	(5,440,672)		(193,583,694)	177,514
Net unrealized appreciation (depreciation)	4,581,232		(11,566,588)	58,030

	$35,295,108		$1,746,081,278	$2,384,894,964

Net assets attributable to:
Core shares	$—	$344,713	$—	$2,384,894,964	$670,080,834

Class III shares	$35,295,108	$—	$64,867,376	$—	$—

Class VI shares	$—	$—	$1,681,213,902	$—	$—

Shares outstanding:
Core shares	—	554,071	—	95,381,728	27,034,077

Class III	1,785,800	—	3,896,161	—	—

Class VI	—	—	100,971,317	—	—

Net asset value per share:
Core shares	$—	$0.62	$—	$25.00	$24.79

Class III	$19.76	$—	$16.65	$—	$—

Class VI	$—	$—	$16.65	$—	$—

80	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund
Investment Income:
Interest	$261,219	$1,237,359	$511,983	$8,237,976	$384,608
Dividends from affiliated issuers (Note 10)	1,033	525,114	165,677	2,845	1,524,923
Dividends from unaffiliated issuers	43	—	37	874	204

Total investment income	262,295	1,762,473	677,697	8,241,695	1,909,735

Expenses:
Management fee (Note 5)	186,543	296,338	87,685	403,919	143,205
Shareholder service fee – Class III (Note 5)	50,133	35,828	52,611	—	45,496
Shareholder service fee – Class IV (Note 5)	—	94,650	—	—	—
Shareholder service fee – Class VI (Note 5)	22,657	—	—	88,862	62,081
Audit and tax fees	28,796	42,136	39,652	34,960	26,864
Custodian, fund accounting agent and transfer agent fees	21,068	69,000	35,512	13,524	26,496
Legal fees	2,484	3,588	1,196	3,496	4,876
Registration fees	2,484	1,840	2,170	3,772	8,418
Trustees fees and related expenses (Note 5)	920	1,472	460	1,840	2,024
Miscellaneous	4,948	4,738	3,336	5,550	5,505

Total expenses	320,033	549,590	222,622	555,923	324,965
Fees and expenses reimbursed by Manager (Note 5)	(59,422)	(120,405)	(81,624)	(60,919)	(142,343)
Expense reductions (Note 2)	—	—	—	(251)	—
Indirectly incurred fees waived or borne by Manager (Note 5)	—	(19,492)	(5,783)	—	—
Shareholder service fee waived (Note 5)	—	(4,594)	(1,363)	—	—

Net expenses	260,611	405,099	133,852	494,753	182,622

Net investment income (loss)	1,684	1,357,374	543,845	7,746,942	1,727,113

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,552,052)	643,148	4,388	599,337	—
Investments in affiliated issuers	—	(3,960)	(1,125)	—	(184)
Futures contracts	47,917	(585,848)	558,099	—	—
Written options	2,387,481	—	—	—	—
Swap agreements	—	5,353,849	687,532	—	(35,660)
Foreign currency, forward contracts and foreign currency related transactions	—	687,852	1,191,787	—	—

Net realized gain (loss)	883,346	6,095,041	2,440,681	599,337	(35,844)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(40,634)	(475,300)	(148,723)	11,096,928	(269,518)
Investments in affiliated issuers	—	4,478,470	1,478,823	—	14,672,225
Futures contracts	—	500,184	(69,599)	—	—
Written options	(362,525)	—	—	—	—
Swap agreements	—	332,796	(1,027,612)	—	(180)
Foreign currency, forward contracts and foreign currency related transactions	—	(301,188)	(186,664)	—	—

Net unrealized gain (loss)	(403,159)	4,534,962	46,225	11,096,928	14,402,527

Net realized and unrealized gain (loss)	480,187	10,630,003	2,486,906	11,696,265	14,366,683

Net increase (decrease) in net assets resulting from operations	$481,871	$11,987,377	$3,030,751	$19,443,207	$16,093,796

See accompanying notes to the financial statements.	81

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited) — (Continued)

Emerging Country Debt Fund		Global Bond Fund	Inflation Indexed Plus Bond Fund	International Bond Fund	Short- Duration Collateral Fund
Investment Income:
Interest	$65,912,107	$861,566	$124,773	$339,429	$7,375,255
Dividends from affiliated issuers (Note 10)	132,793	451,917	73,030	206,817	—
Dividends from unaffiliated issuers	382,843	34	34	30	2,310

Total investment income	66,427,743	1,313,517	197,837	546,276	7,377,565

Expenses:
Management fee (Note 5)	2,979,656	151,415	33,634	87,971	—
Shareholder service fee – Class III (Note 5)	389,311	119,538	17,683	52,783	—
Shareholder service fee – Class IV (Note 5)	591,790	—	—	—	—
Shareholder service fee – Class VI (Note 5)	—	—	916	—	—
Interest expense (Note 2)	328,213	—	—	113	—
Audit and tax fees	66,148	43,700	43,700	43,700	40,020
Custodian, fund accounting agent and transfer agent fees	523,204	58,144	25,208	38,088	70,748
Legal fees	339,664	2,484	552	1,304	17,296
Registration fees	16,134	2,392	—	2,392	368
Trustees fees and related expenses (Note 5)	16,112	1,012	92	460	7,268
Miscellaneous	14,257	4,098	3,723	3,670	10,478

Total expenses	5,264,489	382,783	125,508	230,481	146,178
Fees and expenses reimbursed by Manager (Note 5)	(1,838)	(62,288)	(72,977)	(88,683)	(134,315)
Expense reductions (Note 2)	(219)	(56)	(1)	(3)	(75)
Indirectly incurred fees waived or borne by Manager (Note 5)	—	(13,848)	(2,157)	(5,712)	—
Shareholder service fee waived (Note 5)	—	(3,263)	(509)	(1,347)	—

Net expenses	5,262,432	303,328	49,864	134,736	11,788

Net investment income (loss)	61,165,311	1,010,189	147,973	411,540	7,365,777

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	50,479,976	853	194	10,543	391,687
Investments in affiliated issuers	—	(146,915)	—	1,199	—
Futures contracts	—	142,804	(118,987)	688,012	—
Swap agreements	8,615,858	1,324,002	1,048,764	450,531	—
Foreign currency, forward contracts and foreign currency related transactions	13,949,898	(1,809,752)	82,012	(1,671,190)	—

Net realized gain (loss)	73,045,732	(489,008)	1,011,983	(520,905)	391,687

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,596,937	2,334,664	321,442	559,598	61,297,856
Investments in affiliated issuers	2,479,897	4,087,915	663,468	1,907,350	—
Futures contracts	—	484,395	43,778	(23,519)	—
Swap agreements	(10,896,031)	(1,684,432)	(385,465)	(601,557)	—
Foreign currency, forward contracts and foreign currency related transactions	(3,374,873)	833,321	(31,965)	1,148,725	—

Net unrealized gain (loss)	(9,194,070)	6,055,863	611,258	2,990,597	61,297,856

Net realized and unrealized gain (loss)	63,851,662	5,566,855	1,623,241	2,469,692	61,689,543

Net increase (decrease) in net assets resulting from operations	$125,016,973	$6,577,044	$1,771,214	$2,881,232	$69,055,320

82	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited) — (Continued)

	Short- Duration Collateral Share Fund	Consolidated Special Purpose Holding Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Investment Income:
Interest	$—	$—	$1,326,989	$1,090,975	$6,487,653
Dividends from affiliated issuers (Note 10)	212,016	—	5,642,242	—	—
Dividends from unaffiliated issuers	1	20	162	4	38,285

Total investment income	212,017	20	6,969,393	1,090,979	6,525,938

Expenses:
Management fee (Note 5)	8,456	—	2,712,458	906,797	—
Shareholder service fee – Class III (Note 5)	25,367	—	55,179	—	—
Shareholder service fee – Class VI (Note 5)	—	—	576,508	—	—
Interest expense (Note 2)	—	—	—	—	127,790
Audit and tax fees	10,488	33,948	32,016	27,600	58,880
Custodian, fund accounting agent and transfer agent fees	2,760	15,548	148,396	116,380	82,432
Legal fees	460	57,960	39,284	31,740	13,248
Registration fees	—	—	5,612	644	—
Trustees fees and related expenses (Note 5)	184	—	16,468	16,192	5,612
Miscellaneous	3,182	5,157	17,703	15,408	7,978

Total expenses	50,897	112,613	3,603,624	1,114,761	295,940
Fees and expenses reimbursed by Manager (Note 5)	(16,863)	(54,648)	(232,274)	(1,094,315)	(159,009)
Expense reductions (Note 2)	—	(207)	(9)	(691)	(1,425)
Indirectly incurred fees waived or borne by Manager (Note 5)	—	—	(177,867)	—	—
Shareholder service fee waived (Note 5)	—	—	(41,989)	—	—

Net expenses	34,034	57,758	3,151,485	19,755	135,506

Net investment income (loss)	177,983	(57,738)	3,817,908	1,071,224	6,390,432

Noncontrolling interest in subsidiary net income (loss)	—	14,503	—	—	—

Net investment income (loss) after noncontrolling interest	177,983	(43,235)	3,817,908	1,071,224	6,390,432

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	114,999	9,305,898	193,977	417,455
Investments in affiliated issuers	(4,262)	—	(3,382,500)	—	—
Futures contracts	—	—	4,229,487	—	5,635,256
Written options	—	—	(1,933,815)	—	—
Swap agreements	—	—	82,140,721	—	4,660,102
Foreign currency, forward contracts and foreign currency related transactions	—	—	(153,973)	—	(21,761)

Net realized gain (loss)	(4,262)	114,999	90,205,818	193,977	10,691,052

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	—	(10,205,643)	130,066	18,109,018
Investments in affiliated issuers	2,260,570	—	55,785,701	—	—
Futures contracts	—	—	(2,646,382)	—	(56,087)
Written options	—	—	2,268,718	—	7,826
Swap agreements	—	—	(38,742,772)	—	(12,215,097)
Foreign currency, forward contracts and foreign currency related transactions	—	—	(2)	—	199,944

Net unrealized gain (loss)	2,260,570	—	6,459,620	130,066	6,045,604

Net realized and unrealized gain (loss)	2,256,308	114,999	96,665,438	324,043	16,736,656

Noncontrolling interest in subsidiary realized and unrealized gain (loss)	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	$2,434,291	$71,764	$100,483,346	$1,395,267	$23,127,088

See accompanying notes to the financial statements.	83

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,684	$9,322,890	$1,357,374	$4,090,805
Net realized gain (loss)	883,346	(17,499,159)	6,095,041	16,308,430
Change in net unrealized appreciation (depreciation)	(403,159)	29,135,163	4,534,962	1,545,148

Net increase (decrease) in net assets from operations	481,871	20,958,894	11,987,377	21,944,383

Distributions to shareholders from:
Net investment income
Class III	(29,049)	(1,729,722)	(836,239)	(5,367,607)
Class IV	—	—	(3,221,792)	(19,733,836)
Class VI	(58,522)	(7,685,640)	—	—

Total distributions from net investment income	(87,571)	(9,415,362)	(4,058,031)	(25,101,443)

Net realized gains
Class III	(778,680)	(3,981,023)	—	—
Class VI	(1,249,886)	(25,781,800)	—	—

Total distributions from net realized gains	(2,028,566)	(29,762,823)	—	—

Net share transactions (Note 9):
Class III	9,212,878	10,914,141	10,903	22,037
Class IV	—	—	(5,157,113)	7,627,701
Class VI	(84,878,304)	(357,290,049)	—	—

Increase (decrease) in net assets resulting from net share transactions	(75,665,426)	(346,375,908)	(5,146,210)	7,649,738

Total increase (decrease) in net assets	(77,299,692)	(364,595,199)	2,783,136	4,492,678

Net assets:
Beginning of period	173,282,956	537,878,155	235,598,833	231,106,155

End of period	$95,983,264	$173,282,956	$238,381,969	$235,598,833

Accumulated undistributed net investment income	$—	$77,692	$855,111	$3,555,768

Distributions in excess of net investment income	$(8,195)	$—	$—	$—

84	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Currency Hedged International Bond Fund		Debt Opportunities Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Period from October 3, 2011 (commencement of operations) through February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$543,845	$1,155,170	$7,746,942	$3,299,736
Net realized gain (loss)	2,440,681	2,837,024	599,337	41,116
Change in net unrealized appreciation (depreciation)	46,225	3,445,842	11,096,928	1,381,636

Net increase (decrease) in net assets from operations	3,030,751	7,438,036	19,443,207	4,722,488

Distributions to shareholders from:
Net investment income
Class III	—	(3,281,302)	—	—
Class VI	—	—	(863,730)	(1,375,352)

Total distributions from net investment income	—	(3,281,302)	(863,730)	(1,375,352)

Net realized gains
Class VI	—	—	(2,871,823)	(1,150,357)

Total distributions from net realized gains	—	—	(2,871,823)	(1,150,357)

Return of capital
Class III	—	(2,044,329)	—	—

Total distributions from return of capital	—	(2,044,329)	—	—

Net share transactions (Note 9):
Class III	(8,003,800)	(890,678)	—	—
Class VI	—	—	246,939,874	201,634,887

Increase (decrease) in net assets resulting from net shares transactions	(8,003,800)	(890,678)	246,939,874	201,634,887

Purchase premiums and redemption fees (Note 2 and 9)	—	—	982,802	211,614

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(8,003,800)	(890,678)	247,922,676	201,846,501

Total increase (decrease) in net assets	(4,973,049)	1,221,727	263,630,330	204,043,280

Net assets:
Beginning of period	72,020,798	70,799,071	204,043,280	—

End of period	$67,047,749	$72,020,798	$467,673,610	$204,043,280

Accumulated undistributed net investment income	$958,717	$414,872	$4,035,603	$—

Distributions in excess of net investment income	$—	$—	$—	$(2,847,609)

See accompanying notes to the financial statements.	85

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Domestic Bond Fund		Emerging Country Debt Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,727,113	$5,108,845	$61,165,311	$150,419,766
Net realized gain (loss)	(35,844)	65,843	73,045,732	3,037,525
Change in net unrealized appreciation (depreciation)	14,402,527	(6,802,187)	(9,194,070)	109,406,782

Net increase (decrease) in net assets from operations	16,093,796	(1,627,499)	125,016,973	262,864,073

Distributions to shareholders from:
Net investment income
Class III	(311,163)	(1,041,671)	(11,981,870)	(59,099,853)
Class IV	—	—	(31,386,232)	(103,441,986)
Class VI	(1,243,083)	(4,130,393)	—	—

Total distributions from net investment income	(1,554,246)	(5,172,064)	(43,368,102)	(162,541,839)

Return of capital
Class III	(19,317,823)	(40,380,611)	—	—
Class VI	(71,625,856)	(149,746,151)	—	—

Total distributions from return of capital	(90,943,679)	(190,126,762)	—	—

Net share transactions (Note 9):
Class III	—	(8,743,602)	(236,063,316)	79,234,697
Class IV	—	—	112,745,222	(70,523,832)
Class VI	—	(3,855,947)	—	—

Increase (decrease) in net assets resulting from net share transactions	—	(12,599,549)	(123,318,094)	8,710,865

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	844,313	490,103
Class IV	—	—	1,853,243	880,637

Increase in net assets resulting from purchase premiums and redemption fees	—	—	2,697,556	1,370,740

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	—	(12,599,549)	(120,620,538)	10,081,605

Total increase (decrease) in net assets	(76,404,129)	(209,525,874)	(38,971,667)	110,403,839

Net assets:
Beginning of period	329,557,252	539,083,126	1,797,382,628	1,686,978,789

End of period	$253,153,123	$329,557,252	$1,758,410,961	$1,797,382,628

Accumulated undistributed net investment income	$58,443	$—	$18,262,300	$465,091

Distributions in excess of net investment income	$—	$(114,424)	$—	$—

86	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Bond Fund		Inflation Indexed Plus Bond Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,010,189	$2,620,504	$147,973	$1,640,310
Net realized gain (loss)	(489,008)	10,194,267	1,011,983	19,095,443
Change in net unrealized appreciation (depreciation)	6,055,863	3,501,623	611,258	(4,471,313)

Net increase (decrease) in net assets from operations	6,577,044	16,316,394	1,771,214	16,264,440

Distributions to shareholders from:
Net investment income
Class III	(864,711)	(9,871,338)	(191,219)	(5,256,727)
Class VI	—	—	(27,020)	(4,393,149)

Total distributions from net investment income	(864,711)	(9,871,338)	(218,239)	(9,649,876)

Net realized gains
Class III	—	—	(699,590)	(10,168,618)
Class VI	—	—	(98,853)	(9,542,188)

Total distributions from net realized gains	—	—	(798,443)	(19,710,806)

Net share transactions (Note 9):
Class III	(4,068,868)	(53,122,972)	(75,174)	(41,021,918)
Class VI	—	—	47,193	(71,200,503)

Increase (decrease) in net assets resulting from net share transactions	(4,068,868)	(53,122,972)	(27,981)	(112,222,421)

Total increase (decrease) in net assets	1,643,465	(46,677,916)	726,551	(125,318,663)

Net assets:
Beginning of period	163,213,346	209,891,262	26,414,186	151,732,849

End of period	$164,856,811	$163,213,346	$27,140,737	$26,414,186

Accumulated undistributed net investment income	$1,009,440	$863,962	$—	$64,845

Distributions in excess of net investment income	$—	$—	$(5,421)	$—

See accompanying notes to the financial statements.	87

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Bond Fund		Short-Duration Collateral Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$411,540	$1,217,159	$7,365,777	$23,256,252
Net realized gain (loss)	(520,905)	6,310,531	391,687	(14,696,689)
Change in net unrealized appreciation (depreciation)	2,990,597	(1,751,248)	61,297,856	(14,229,696)

Net increase (decrease) in net assets from operations	2,881,232	5,776,442	69,055,320	(5,670,133)

Distributions to shareholders from:
Net investment income
Core shares	—	—	(6,532,678)	(20,000,000)
Class III	(1,677,811)	(8,322,014)	—	—

Total distributions from net investment income	(1,677,811)	(8,322,014)	(6,532,678)	(20,000,000)

Return of capital
Core shares	—	—	(346,585,060)	(844,788,483)

Total distributions from return of capital	—	—	(346,585,060)	(844,788,483)

Net share transactions (Note 9):
Core shares	—	—	10,227,458	(21,912,142)
Class III	932,870	(36,192,974)	—	—

Total increase (decrease) in net assets resulting from net share transactions	932,870	(36,192,974)	10,227,458	(21,912,142)

Total increase (decrease) in net assets	2,136,291	(38,738,546)	(273,834,960)	(892,370,758)

Net assets:
Beginning of period	69,945,426	108,683,972	1,161,213,465	2,053,584,223

End of period	$72,081,717	$69,945,426	$887,378,505	$1,161,213,465

Accumulated undistributed net investment income	$—	$179,940	$364,745	$—

Distributions in excess of net investment income	$(1,086,331)	$—	$—	$(468,354)

88	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Short-Duration Collateral Share Fund		Consolidated Special Purpose Holding Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss) after non controlling interest	$177,983	$329,507	$(43,235)	$(60,945)
Net realized gain (loss)	(4,262)	(134,379)	114,999	56,347
Change in net unrealized appreciation (depreciation)	2,260,570	(243,124)	—	—

Net increase (decrease) in net assets from operations	2,434,291	(47,996)	71,764	(4,598)

Distributions to shareholders from:
Net investment income
Class III	(30,895)	(382,964)	—	—

Net share transactions (Note 9):
Core shares	—	—	—	—
Class III	(174,106)	(1,461,833)	—	—

Total increase (decrease) in net assets resulting from net share transactions	(174,106)	(1,461,833)	—	—

Total increase (decrease) in net assets	2,229,290	(1,892,793)	71,764	(4,598)

Net assets:
Beginning of period	33,065,818	34,958,611	272,949	277,547

End of period	$35,295,108	$33,065,818	$344,713	$272,949

Accumulated undistributed net investment income	$161,436	$14,348	$—	$—

See accompanying notes to the financial statements.	89

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Strategic Fixed Income Fund		U.S. Treasury Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,817,908	$15,147,072	$1,071,224	$897,172
Net realized gain (loss)	90,205,818	155,013,402	193,977	386,639
Change in net unrealized appreciation (depreciation)	6,459,620	149,337,857	130,066	(68,890)

Net increase (decrease) in net assets from operations	100,483,346	319,498,331	1,395,267	1,214,921

Distributions to shareholders from:
Net investment income
Core shares	—	—	(1,071,224)	(897,172)
Class III	(2,739,218)	(4,105,017)	—	—
Class VI	(75,162,140)	(130,903,304)	—	—

Total distributions from net investment income	(77,901,358)	(135,008,321)	(1,071,224)	(897,172)

Net realized gains
Core shares	—	—	—	(501,512)

Total distributions from net realized gains	—	—	—	(501,512)

Net share transactions (Note 9):
Core shares	—	—	328,229,228	241,972,379
Class III	(15,067,087)	(3,333,340)	—	—
Class VI	(748,239,524)	(249,686,048)	—	—

Increase (decrease) in net assets resulting from net share transactions	(763,306,611)	(253,019,388)	328,229,228	241,972,379

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	63,961	10,807	—	—
Class VI	1,706,071	397,337	—	—

Increase in net assets resulting from purchase premiums and redemption fees	1,770,032	408,144	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(761,536,579)	(252,611,244)	328,229,228	241,972,379

Total increase (decrease) in net assets	(738,954,591)	(68,121,234)	328,553,271	241,788,616

Net assets:
Beginning of period	2,485,035,869	2,553,157,103	2,056,341,693	1,814,553,077

End of period	$1,746,081,278	$2,485,035,869	$2,384,894,964	$2,056,341,693

Accumulated undistributed net investment income	$3,510,038	$77,593,488	$—	$—

90	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	World Opportunity Overlay Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,390,432	$13,510,443
Net realized gain (loss)	10,691,052	616,965
Change in net unrealized appreciation (depreciation)	6,045,604	33,733,477

Net increase (decrease) in net assets from operations	23,127,088	47,860,885

Net share transactions (Note 9):
Core shares	(208,222,058)	(42,877,244)

Total increase (decrease) in net assets	(185,094,970)	4,983,641

Net assets:
Beginning of period	855,175,804	850,192,163

End of period	$670,080,834	$855,175,804

See accompanying notes to the financial statements.	91

GMO Trust Funds

Statement of Cash Flows — Six Months Ended August 31, 2012 (Unaudited)

Emerging Country Debt Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$125,016,973
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	9,194,070
Net realized (gain) loss	(73,045,732)
Net amortization of discount and premium	(7,548,224)
Investments purchased	(253,743,792)
Proceeds from sale of investments	511,099,800
Short term investments, net	(41,303,908)
Other proceeds (cost):
Swap agreements	2,900,682
Forward currency contracts	18,466,205
Foreign currency and foreign currency related transactions	(4,288,074)
Changes in assets and liabilities:
(Increase) decrease in receivable for collateral on open swap agreements	(2,588,253)
(Increase) decrease in dividends and interest receivable	1,327,726
(Increase) decrease in interest receivable for open swap agreements	2,396,361
(Increase) decrease in miscellaneous receivable	31,845
Increase (decrease) in payable to affiliate for:
Management fee	25,841
Shareholder service fee payable	846
Trustee and Trust officer	(4,433)
Increase (decrease) in Agent unaffiliated with the Manager	279
Increase (decrease) in accrued expenses	229,314

Net cash provided by (used in) operating activities	288,167,526

Cash flows from financing activities:*
Proceeds from shares sold	451,214,300
Shares repurchased	(608,391,242)
Purchase premiums and redemption fees	2,697,556
Cash distributions paid	(13,833,169)
Increase (decrease) in payable for reverse repurchase agreements^	(121,830,569)

Net cash provided by (used in) financing activities	(290,143,124)

Net increase (decrease) in cash	(1,975,598)
Cash and cash equivalents, beginning of period	1,975,598

Cash and cash equivalents, end of period	$—

Supplemental disclosure of cash flow information:
$29,534,933

*	Reinvestment of dividends and distributions

^	Interest paid on reverse repurchase agreements was $355,598 for the six months ended August 31, 2012.

92	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

ASSET ALLOCATION BOND FUND

	Class III Shares								Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,						Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010(a)				2012		2011		2010(b)
Net asset value, beginning of period	$24.60		$25.01		$26.13		$25.15		$24.61		$25.01		$26.13		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.01)		0.32		0.51		0.92		0.01		0.56		0.64		0.80
Net realized and unrealized gain (loss)	0.12		0.78		0.64		0.85		0.10		0.57		0.54		1.15

Total from investment operations	0.11		1.10		1.15		1.77		0.11		1.13		1.18		1.95

Less distributions to shareholders:
From net investment income	(0.01)		(0.51)		(0.50)		(0.60)		(0.01)		(0.53)		(0.53)		(0.63)
From net realized gains	(0.26)		(1.00)		(1.77)		(0.19)		(0.26)		(1.00)		(1.77)		(0.19)

Total distributions	(0.27)		(1.51)		(2.27)		(0.79)		(0.27)		(1.53)		(2.30)		(0.82)

Net asset value, end of period	$24.44		$24.60		$25.01		$26.13		$24.45		$24.61		$25.01		$26.13

Total Return(c)	0.46	%**	4.49%		4.51%		7.07	%**	0.47	%**	4.61%		4.60%		7.83	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,411		$56,692		$48,676		$40,225		$30,573		$116,591		$489,202		$859,763
Net operating expenses to average daily net assets(d)	0.40	%(e)*	0.40	%(e)	0.41	%(e)	0.40	%*	0.31	%(e)*	0.31	%(e)	0.31	%(e)	0.31	%*
Interest expense to average daily net assets(f)	—		0.01%		0.03%		0.03	%*	—		0.01%		0.03%		0.03	%*
Total net expenses to average daily net assets(d)	0.40	%*	0.41%		0.44%		0.43	%*	0.31	%*	0.32%		0.34%		0.34	%*
Net investment income (loss) to average daily net assets	(0.06	)%*	1.31%		1.94%		3.86	%**	0.05	%*	2.25%		2.43%		3.24	%*
Portfolio turnover rate	149	%**	319%		315%		116	%(g)**	149	%**	319%		315%		116	%(g)**
Fees and expenses reimbursed by the Manager to average daily net assets:(h)	0.09	%*	0.06%		0.04%		0.04	%*	0.07	%*	0.04%		0.04%		0.04	%*

(a)	Period from March 27, 2009 (commencement of operations) through February 28, 2010.
(b)	Period from March 18, 2009 (commencement of operations) through February 28, 2010.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(g)	Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.
(h)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	93

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008				2012		2011		2010		2009		2008
Net asset value, beginning of period	$7.13		$7.26		$7.02		$6.08		$9.42		$10.49		$7.14		$7.27		$7.03		$6.09		$9.44		$10.50

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.13		0.11		0.05		0.27		0.37		0.04		0.13		0.11		0.12		0.17		0.36
Net realized and unrealized gain (loss)	0.33		0.56		0.65		1.51		(2.08)		(0.63)		0.33		0.56		0.65		1.45		(1.99)		(0.61)

Total from investment operations	0.37		0.69		0.76		1.56		(1.81)		(0.26)		0.37		0.69		0.76		1.57		(1.82)		(0.25)

Less distributions to shareholders:
From net investment income	(0.13)		(0.82)		(0.52)		(0.62)		(1.53)		(0.81)		(0.13)		(0.82)		(0.52)		(0.63)		(1.53)		(0.81)

Total distributions	(0.13)		(0.82)		(0.52)		(0.62)		(1.53)		(0.81)		(0.13)		(0.82)		(0.52)		(0.63)		(1.53)		(0.81)

Net asset value, end of period	$7.37		$7.13		$7.26		$7.02		$6.08		$9.42		$7.38		$7.14		$7.27		$7.03		$6.09		$9.44

Total Return(b)	5.19	%**	9.88%		10.93%		26.84%		(20.12)%		(2.56)%		5.19	%**	9.90%		10.97%		26.87%		(20.23)%		(2.42)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,526		$46,924		$47,773		$55,839		$73,730		$125,506		$189,856		$188,675		$183,333		$276,850		$233,848		$1,017,792
Net operating expenses to average daily net assets(c)	0.38	%*	0.39	%(d)	0.39	%(d)	0.38	%(d)	0.39	%(d)	0.39	%(d)	0.33	%*	0.34	%(d)	0.34	%(d)	0.33	%(d)	0.34	%(d)	0.34	%(d)
Interest expense to average daily net assets	—		—		—		0.02	%(e)	—		—		—		—		—		0.02	%(e)	—		—
Total net expenses to average daily net assets(c)	0.38	%*	0.39	%(d)	0.39	%(d)	0.40	%(d)	0.39	%(d)	0.39	%(d)	0.33	%*	0.34	%(d)	0.34	%(d)	0.35	%(d)	0.34	%(d)	0.34	%(d)
Net investment income (loss) to average daily net assets(a)	1.11	%*	1.74%		1.48%		0.77%		3.20%		3.70%		1.15	%*	1.75%		1.48%		1.78%		1.89%		3.60%
Portfolio turnover rate	59	%**	72%		46%		58%		22%		44%		59	%**	72%		46%		58%		22%		44%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.12	%*	0.12%		0.11%		0.09%		0.08%		0.06%		0.12	%*	0.12%		0.11%		0.09%		0.08%		0.06%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—		$0.00	(f)	$0.01		—		—		—		—		$0.00	(f)	$0.01		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

94	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unau dited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$8.35		$8.18		$7.98		$7.00		$8.79		$9.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.13		0.12		0.09		0.26		0.33
Net realized and unrealized gain (loss)	0.31		0.71		0.47		1.39		(1.49)		(0.62)

Total from investment operations	0.38		0.84		0.59		1.48		(1.23)		(0.29)

Less distributions to shareholders:
From net investment income	—		(0.41)		(0.39)		(0.42)		(0.56)		(0.01)
Return of capital	—		(0.26)		—		(0.08)		—		(0.12)

Total distributions	—		(0.67)		(0.39)		(0.50)		(0.56)		(0.13)

Net asset value, end of period	$8.73		$8.35		$8.18		$7.98		$7.00		$8.79

Total Return(b)	4.55	%**	10.48%		7.35%		22.19%		(13.93)%		(3.08)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,048		$72,021		$70,799		$137,301		$127,081		$155,952
Net expenses to average daily net assets(c)	0.38	%*	0.39	%(d)	0.39	%(d)	0.39	%(d)	0.39	%(d)	0.38	%(d)
Net investment income (loss) to average daily net assets(a)	1.55	%*	1.58%		1.43%		1.19%		3.24%		3.62%
Portfolio turnover rate	12	%**	52%		51%		31%		28%		55%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.25	%*	0.25%		0.17%		0.12%		0.13%		0.09%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—		$0.01		$0.00	(e)	—
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	95

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEBT OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)		Period from October 3, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$25.23		$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.62		0.47
Net realized and unrealized gain (loss)	0.81		0.13

Total from investment operations	1.43		0.60

Less distributions to shareholders:
From net investment income	(0.06)		(0.20)
From net realized gains	(0.18)		(0.17)

Total distributions	(0.24)		(0.37)

Net asset value, end of period	$26.42		$25.23

Total Return(b)	5.70	%**	2.43	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$467,674		$204,043
Total net expenses to average daily net assets(c)	0.31	%*(d)	0.31	%*
Net investment income (loss) to average daily net assets(a)	4.79	%*	4.59	%*
Portfolio turnover rate	24	%**	23	%(e)**
Fees and expenses reimbursed by the Manager to average daily net assets	0.04	%*	0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.08		$0.03
(a)	Net investment income is affected by the timing of declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Calculation represents portfolio turnover for the Fund for the period from October 3, 2011 through February 29, 2012.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

96	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DOMESTIC BOND FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)(a)		Year Ended February 28/29(a),								Six Months Ended August 31, 2012 (Unaudited)(a)		Year Ended February 28/29(a),
			2012	2011		2010	2009		2008				2012	2011		2010	2009		2008
Net asset value, beginning of period	$25.79		$41.13	$53.91		$71.91	$85.23		$88.29		$25.87		$41.22	$53.91		$71.91	$85.32		$88.38

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.13		0.37	0.54		0.81	3.51		3.78		0.14		0.41	0.63		0.81	3.96		5.13
Net realized and unrealized gain (loss)	1.11		(0.50)	3.06		11.97	(12.24)		(0.09)		1.11		(0.53)	3.15		11.97	(12.69)		(1.35)

Total from investment operations	1.24		(0.13)	3.60		12.78	(8.73)		(3.69)		1.25		(0.12)	3.78		12.78	(8.73)		3.78

Less distributions to shareholders:
From net investment income	(0.11)		(0.34)	(0.54)		(1.44)	(4.50)		(6.75)		(0.12)		(0.36)	(0.63)		(1.53)	(4.59)		(6.84)
From net realized gains	—		—	—		(4.14)	(0.09)		—		—		—	—		(4.14)	(0.09)		—
Return of capital	(7.13)		(14.87)	(15.84)		(25.20)	—		—		(7.13)		(14.87)	(15.84)		(25.11)	—		—

Total distributions	(7.24)		(15.21)	(16.38)		30.78	(4.59)		(6.75)		(7.25)		(15.23)	(16.47)		(30.78)	(4.68)		(6.84)

Net asset value, end of period	$19.79		$25.79	$41.13		$53.91	$71.91		$85.23		$19.87		$25.87	$41.22		$53.91	$71.91		$85.32

Total Return(c)	6.11	%**	(0.03)%	8.19%		23.87%	(10.39)%		4.35%		6.12	%**	0.02%	8.46%		23.87%	(10.40)%		4.42%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,590		$69,834	$120,397		$173,619	$337,524		$144,286		$199,563		$259,723	$418,686		$614,415	$720,731		$581,526
Net expenses to average daily net assets(d)	0.20	%*	0.20%	0.20	%(e)	0.21%	0.26	%(e)	0.25	%(e)	0.11	%*	0.11%	0.11	%(e)	0.12%	0.16	%(e)	0.16	%(e)
Net investment income (loss) to average daily net assets(b)	1.13	%*	1.18%	1.25%		1.37%	4.43%		4.28%		1.23	%*	1.29%	1.33%		1.43%	5.02%		5.87%
Portfolio turnover rate	11	%**	13%	8%		30%	68%		22%		11	%**	13%	8%		30%	68%		22%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.09%	0.08%		0.07%	0.02%		0.03%		0.10	%*	0.09%	0.08%		0.08%	0.02%		0.03%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—	—		$0.00 (f)	$0.00	(f)	—		—		—	—		$0.00 (f)	$0.00	(f)	—

(a)	Per share amounts were adjusted to reflect a 1:9 reverse stock split effective January 17, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	97

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008				2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.59		$9.10		$8.47		$5.85		$10.06		$10.73		$9.58		$9.09		$8.47		$5.85		$10.06		$10.73

Income (loss) from investment operations:
Net investment income (loss)†	0.35		0.84		1.03	(a)	0.52		0.54		0.68		0.35		0.84		1.05	(j)	0.53		0.53		0.69
Net realized and unrealized gain (loss)	0.39		0.58		0.81		2.70		(3.77)		(0.13)		0.40		0.59		0.78		2.69		(3.76)		(0.13)

Total from investment operations	0.74		1.42		1.84		3.22		(3.23)		0.55		0.75		1.43		1.83		3.22		(3.23)		0.56

Less distributions to shareholders:
From net investment income	(0.26)		(0.93)		(1.21)		(0.60)		(0.77)		(0.76)		(0.26)		(0.94)		(1.21)		(0.60)		(0.77)		(0.77)
From net realized gains	—		—		—		—		(0.21)		(0.46)		—		—		—		—		(0.21)		(0.46)

Total distributions	(0.26)		(0.93)		(1.21)		(0.60)		(0.98)		(1.22)		(0.26)		(0.94)		(1.21)		(0.60)		(0.98)		(1.23)

Net asset value, end of period	$10.07		$9.59		$9.10		$8.47		$5.85		$10.06		$10.07		$9.58		$9.09		$8.47		$5.85		$10.06

Total Return(b)	7.89	%**	16.62%		22.23%		55.95%		(32.75)%		5.07%		8.02	%**	16.69%		22.19%		56.02%		(32.66)%		5.13%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$469,429		$679,533		$564,570		$602,065		$535,194		$734,921		$1,288,982		$1,117,850		$1,122,409		$1,287,496		$1,291,258		$2,114,181
Net operating expenses to average daily net assets(c)(d)	0.61	%*	0.64%		0.59%		0.58%		0.59%		0.57%		0.56	%*	0.59%		0.54%		0.53%		0.54%		0.53%
Interest expense to average daily net assets	0.04	%(e)*	0.08	%(e)	0.08	%(f)	0.11	%(f)	0.23	%(f)	0.74	%(e)	0.04	%(e)*	0.08	%(e)	0.07	%(f)	0.11	%(f)	0.23	%(f)	0.74	%(e)
Total net expenses to average daily net assets(d)	0.65	%*	0.72%		0.67%		0.69%		0.82%		1.31%		0.60	%*	0.67%		0.61%		0.64%		0.77%		1.27%
Net investment income (loss) to average daily net assets	7.14	%*	8.90%		11.09	%(g)	6.98%		6.36%		6.36%		7.20	%*	8.95%		11.37	%(k)	7.03%		6.46%		6.45%
Portfolio turnover rate	12	%**	29%		21%		36%		38%		53%		12	%**	29%		21%		36%		38%		53%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.00	%(h)*	—		—		—		—		—		0.00	%(h)*	—		—		—		—		—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.01		$0.02		$0.05		$0.00	(i)	$0.01		$0.02		$0.01		$0.02		$0.04		$0.00	(i)	$0.00	(i)

(a)

Includes income per share of $0.40 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.63.

(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(g)

Includes income of 4.33% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.76%.

(h)	Ratio is less than 0.01%.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
(j)

Includes income per share of $0.41 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.64.

(k)

Includes income of 4.43% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.94%.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

98	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012	2011	2010		2009	2008
Net asset value, beginning of period	$8.11		$7.91	$7.58	$6.33		$8.70	$8.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.11	0.12	0.10		0.25	0.42
Net realized and unrealized gain (loss)	0.28		0.55	0.82	1.66		(2.11)	0.11

Total from investment operations	0.33		0.66	0.94	1.76		(1.86)	0.53

Less distributions to shareholders:
From net investment income	(0.04)		(0.46)	(0.61)	(0.51)		(0.51)	(0.75)

Total distributions	(0.04)		(0.46)	(0.61)	(0.51)		(0.51)	(0.75)

Net asset value, end of period	$8.40		$8.11	$7.91	$7.58		$6.33	$8.70

Total Return(b)	4.13	%**	8.57%	12.84%	28.99%		(22.77)%	6.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$164,857		$163,213	$209,891	$213,875		$261,706	$338,614
Net operating expenses to average daily net assets(c)(d)	0.38	%*	0.39%	0.38%	0.38%		0.39%	0.38%
Interest expense to average daily net assets(e)	—		—	0.01%	0.00	%(f)	—	—
Total net expenses to average daily net assets(c)(d)	0.38	%*	0.39%	0.39%	0.38%		0.39%	0.38%
Net investment income (loss) to average daily net assets(a)	1.27	%*	1.39%	1.50%	1.37%		3.24%	4.86%
Portfolio turnover rate	13	%**	38%	45%	31%		35%	20%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.10	%*	0.09%	0.07%	0.04%		0.03%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		—	—	$0.01		$0.00 (g)	—
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	99

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INFLATION INDEXED PLUS BOND FUND

	Class III Shares											Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010	2009		2008				2012		2011		2010	2009		2008
Net asset value, beginning of period	$14.84		$19.52		$18.40		$14.88	$23.52		$25.47		$14.86		$19.52		$18.39		$14.87	$23.51		$25.48

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.31		0.22		0.25	0.82		1.13		0.09		0.39		0.24		0.26	1.37		1.38
Net realized and unrealized gain (loss)	0.91		2.58		2.25		4.45	(6.90)		(0.21)		0.91		2.53		2.25		4.45	(7.43)		(0.45)

Total from investment operations	0.99		2.89		2.47		4.70	(6.08)		0.92		1.00		2.92		2.49		4.71	(6.06)		0.93

Less distributions to shareholders:
From net investment income	(0.12)		(1.92)		(0.51)		(0.72)	(2.56)		(2.81)		(0.12)		(1.93)		(0.52)		(0.72)	(2.58)		(2.84)
From net realized gains	(0.45)		(5.65)		(0.84)		—	—		(0.06)		(0.45)		(5.65)		(0.84)		—	—		(0.06)
Return of capital	—		—		—		(0.46)	—		—		—		—		—		(0.47)	—		—

Total distributions	(0.57)		(7.57)		(1.35)		(1.18)	(2.56)		(2.87)		(0.57)		(7.58)		(1.36)		(1.19)	(2.58)		(2.90)

Net asset value, end of period	$15.26		$14.84		$19.52		$18.40	$14.88		$23.52		$15.29		$14.86		$19.52		$18.39	$14.87		$23.51

Total Return(b)	6.80	%**	16.87%		13.55%		32.96%	(26.89)%		3.95%		6.86	%**	17.05%		13.71%		33.05%	(26.82)%		4.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,746		$23,162		$71,856		$76,048	$114,859		$137,492		$3,395		$3,252		$79,877		$329,041	$252,911		$90,360
Net operating expenses to average daily net assets(c)	0.38	%(d)*	0.39	%(d)	0.39	%(d)	0.38%	0.39	%(d)	0.37	%(d)	0.29	%(d)*	0.29	%(d)	0.29	%(d)	0.29%	0.30	%(d)	0.29	%(d)
Interest expense to average daily net assets(e)	—		0.00	%(f)	0.00	%(f)	—	—		0.07%		—		0.00	%(f)	0.00	%(f)	—	—		0.07%
Total net expenses to average daily net assets(c)	0.38	%(d)*	0.39	%(d)	0.39	%(d)	0.38%	0.39	%(d)	0.44	%(d)	0.29	%(d)*	0.29	%(d)	0.29	%(d)	0.29%	0.30	%(d)	0.36	%(d)
Net investment income (loss) to average daily net assets(a)	1.09	%*	1.65%		1.13%		1.50%	4.17%		4.51%		1.19	%*	1.97%		1.21%		1.54%	7.73%		5.48%
Portfolio turnover rate	0	%(h)**	69%		81%		44%	56%		131%		0	%**	69%		81%		44%	56%		131%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.56	%*	0.30%		0.12%		0.10%	0.11%		0.06%		0.56	%*	0.17%		0.10%		0.10%	0.09%		0.06%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—		$0.00 (g)	$0.01		—		—		—		—		$0.00 (g)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
(h)	Rounds to 0%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

100	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009	2008
Net asset value, beginning of period	$6.79		$7.11		$6.59		$6.17		$9.51	$9.73

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.10		0.10		0.09		0.19	0.41
Net realized and unrealized gain (loss)	0.24		0.33		0.77		1.65		(2.32)	0.31

Total from investment operations	0.28		0.43		0.87		1.74		(2.13)	0.72

Less distributions to shareholders:
From net investment income	(0.16)		(0.75)		(0.35)		(1.32)		(1.21)	(0.94)

Total distributions	(0.16)		(0.75)		(0.35)		(1.32)		(1.21)	(0.94)

Net asset value, end of period	$6.91		$6.79		$7.11		$6.59		$6.17	$9.51

Total Return(b)	4.27	%**	6.37%		13.36%		29.54%		(24.52)%	8.09%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,082		$69,945		$108,684		$209,150		$211,764	$514,570
Net operating expenses to average daily net assets(c)	0.38	%(d)*	0.39%		0.39	%(d)	0.38	%(d)	0.39%	0.38	%(d)
Interest expense to average daily net assets(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	—	—
Total net expenses to average daily net assets(c)	0.38	%(d)*	0.39%		0.39	%(d)	0.38	%(d)	0.39%	0.38	%(d)
Net investment income (loss) to average daily net assets(a)	1.17	%*	1.39%		1.45%		1.32%		2.20%	4.26%
Portfolio turnover rate	15	%**	43%		46%		29%		47%	51%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(g)	0.27	%*	0.24%		0.16%		0.12%		0.09%	0.07%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—		$0.00	(h)	$0.01	—
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).
(h)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	101

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

SHORT-DURATION COLLATERAL FUND

	Core Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$5.96		$10.38		$14.98		$17.10		$24.03		$25.66

Income (loss) from investment operations:
Net investment income (loss)†	0.04		0.12		0.19		0.26		0.76		1.38
Net realized and unrealized gain (loss)	0.31		(0.15)		0.91		3.40		(4.41)		(1.64)

Total from investment operations	0.35		(0.03)		1.10		3.66		(3.65)		(0.26)

Less distributions to shareholders:
From net investment income	(0.03)		(0.10)		(0.18)		(0.24)		(1.06)		(1.37)
From return on capital	(1.77)		(4.29)		(5.52)		(5.54)		(2.22)		—

Total distributions	(1.80)		(4.39)		(5.70)		(5.78)		(3.28)		(1.37)

Net asset value, end of period	$4.51		$5.96		$10.38		$14.98		$17.10		$24.03

Total Return(a)	7.50	%**	0.13%		9.30%		25.58%		(15.97)%		(1.14)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$887,379		$1,161,213		$2,053,584		$3,189,414		$3,676,748		$7,671,415
Net operating expenses to average daily net assets(b)	0.00	%(c)*	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)
Interest expense to average daily net assets	—		—		0.01	%(d)	0.01	%(d)	—		—
Total net expenses to average daily net assets	0.00	%(c)(e)*	0.00	%(c)(e)	0.01	%(c)	0.01	%(c)	0.00	%(c)(e)	0.00	%(c)(e)
Net investment income (loss) to average daily net assets	1.41	%*	1.50%		1.52%		1.60%		3.46%		5.41%
Portfolio turnover rate	0	%**	0%		0%		0%		16%		27%
Fees and expenses reimbursed by the Manager to average daily net assets	0.03	%*	0.02%		0.02%		0.02%		0.02%		0.01%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—		—		$0.02		—
(a)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(b)	Net operating expenses were less than 0.01% to average daily net assets.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)	Total net expenses were less than 0.01% to average daily net assets.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

102	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

SHORT-DURATION COLLATERAL SHARE FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012	2011	2010		2009	2008
Net asset value, beginning of period	$18.42		$18.65	$17.27	$17.08		$23.39	$25.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.18	0.22	0.21		1.17	1.07
Net realized and unrealized gain (loss)	1.26		(0.20)	1.34	3.47		(4.92)	(1.38)

Total from investment operations	1.36		(0.02)	1.56	3.68		(3.75)	(0.31)

Less distributions to shareholders:
From net investment income	(0.02)		(0.21)	(0.18)	(0.22)		(0.81)	(1.35)
Return of capital	—		—	—	(3.27)		(1.75)	—

Total distributions	(0.02)		(0.21)	(0.18)	(3.49)		(2.56)	(1.35)

Net asset value, end of period	$19.76		$18.42	$18.65	$17.27		$17.08	$23.39

Total Return(b)	7.37	%**	(0.07)%	9.08%	25.13%		(15.90)%	(1.33)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,295		$33,066	$34,959	$33,744		$26,878	$10,637
Net expenses to average daily net assets(c)	0.20	%*	0.20%	0.20%	0.20	%(d)	0.20%	0.20%
Net investment income (loss) to average daily net assets(a)	1.05	%*	0.98%	1.22%	1.28%		5.47%	4.25%
Portfolio turnover rate	1	%**	6%	5%	2%		18%	127%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.13%	0.16%	0.20%		0.17%	0.15%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—	—	$0.00	(e)	$0.01	—
(a)	Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in Short-Duration Collateral Fund.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	103

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

SPECIAL PURPOSE HOLDING FUND

	Core Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010(a)		2009	2008
Net asset value, beginning of period	$0.49		$0.50		$0.55		$0.73		$1.26	$1.41

Income from investment operations:
Net investment income (loss) †	(0.08)		(0.11)		(0.05)		(0.18)		0.00 (b)	0.06
Net realized and unrealized gain (loss)	0.21		0.10		—		—		1.73	6.28

Total from investment operations	0.13		(0.01)		(0.05)		(0.18)		1.73	6.34

Less distributions to shareholders:
From cash distributions	—		—		—		—		(2.26)	(6.49)

Total distributions	—		—		—		—		(2.26)	(6.49)

Net asset value, end of period	$0.62		$0.49		$0.50		$0.55		$0.73	$1.26

Total Return(c)(d)	26.53	%**	(2.00)%		(9.09)%		(24.66)%		137.67%	517.54%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$345		$273		$278		$307		$407	$697
Net expenses to average daily net assets	24.10	%(e)*	35.01	%(e)	10.18	%(e)	27.55	%(e)	0.81%	0.00	%(f)
Net investment income to average daily net assets	(23.99	)%*	(24.77)%		(10.03)%		(27.38)%		0.25%	3.91%
Portfolio turnover rate	0	%**	0%		0%		0%		0%	0%
Fees and expenses reimbursed by the Manager to average daily net assets:	27.37	%*	43.53%		35.58%		25.66%		15.56%	8.84%
(a)

For the year ended February 28, 2010, the Fund’s financial results reflect a legal expense adjustment related to pending litigation against various entities related to the default of the NPF Securities. See Note 1.

(b)	Net investment income (loss) was less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(d)

Had the effect of reinvested distributions not been assumed and income from investment operations been retained, the total returns would have been 0.14% for the six months ended August 31, 2012 and (0.01)%, (0.05)%, (0.20)%, 1.93%, and 7.61% for the fiscal years ended 2012, 2011, 2010, 2009, and 2008, respectively.

(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses as a percentage of average daily net assets was less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

104	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC FIXED INCOME FUND

	Class III Shares											Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010	2009		2008				2012		2011		2010	2009		2008
Net asset value, beginning of period	$16.40		$15.39		$15.51		$17.37	$23.60		$25.22		$16.40		$15.38		$15.49		$17.35	$23.57		$25.22

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.02		0.08		0.17		0.16	0.71		0.78		0.03		0.09		0.15		0.17	0.68		0.97
Net realized and unrealized gain (loss)	0.79		1.85		0.54		3.78	(5.70)		(1.37)		0.78		1.86		0.57		3.77	(5.64)		(1.55)

Total from investment operations	0.81		1.93		0.71		3.94	(4.99)		(0.59)		0.81		1.95		0.72		3.94	(4.96)		(0.58)

Less distributions to shareholders:
From net investment income	(0.56)		(0.92)		(0.46)		(0.27)	(1.24)		(0.97)		(0.56)		(0.93)		(0.46)		(0.29)	(1.26)		(1.01)
From net realized gains	—		—		—		—	—		(0.06)		—		—		—		—	—		(0.06)
Return of capital	—		—		(0.37)		(5.53)	—		—		—		—		(0.37)		(5.51)	—		—

Total distributions	(0.56)		(0.92)		(0.83)		(5.80)	(1.24)		(1.03)		(0.56)		(0.93)		(0.83)		(5.80)	(1.26)		(1.07)

Net asset value, end of period	$16.65		$16.40		$15.39		$15.51	$17.37		$23.60		$16.65		$16.40		$15.38		$15.49	$17.35		$23.57

Total Return(b)	5.01	%**	12.60%		4.76%		27.97%	(21.20)%		(2.39)%		5.02	%**	12.77%		4.84%		28.00%	(21.09)%		(2.35)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,867		$79,215		$77,084		$139,571	$227,453		$277,879		$1,681,214		$2,405,821		$2,476,073		$2,005,889	$2,246,197		$5,121,698
Net expenses to average daily net assets(d)	0.38	%(c)*	0.39	%(c)	0.39	%(c)	0.39%	0.40	%(c)	0.38	%(c)	0.29	%(c)*	0.29	%(c)	0.29	%(c)	0.30%	0.30	%(c)	0.29	%(c)
Net investment income (loss) to average daily net assets(a)	0.27	%*	0.51%		1.09%		1.01%	3.32%		3.12%		0.35	%*	0.58%		1.00%		1.05%	3.14%		3.87%
Portfolio turnover rate	14	%**	30%		19%		35%	70%		67%		14	%**	30%		19%		35%	70%		67%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.04%		0.04%		0.03%	0.03%		0.04%		0.04	%*	0.04%		0.04%		0.03%	0.03%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.00	(e)	—		$0.00 (e)	$0.02		—		$0.01		$0.00	(e)	—		$0.00 (e)	$0.02		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	105

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,				Period from March 17, 2009 (commencement of operations) through February 28, 2010
			2012		2011
Net asset value, beginning of period	$25.00		$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.01		0.03		0.04
Net realized and unrealized gain (loss)	0.00	(a)	0.01		0.00	(a)	0.02

Total from investment operations	0.01		0.02		0.03		0.06

Less distributions to shareholders:
From net investment income	(0.01)		(0.01)		(0.03)		(0.05)
From net realized gains	—		(0.01)		(0.00	)(b)	(0.01)

Total distributions	(0.01)		(0.02)		(0.03)		(0.06)

Net asset value, end of period	$25.00		$25.00		$25.00		$25.00

Total Return(c)	0.05	%**	0.07%		0.15%		0.25	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,384,895		$2,056,342		$1,814,553		$546,076
Net expenses to average daily net assets	0.00	(d)(e)*	0.00	%(d)(e)	0.00	%(d)	0.00	%(d)*
Net investment income (loss) to average daily net assets	0.09	%*	0.04%		0.13%		0.18	%*
Portfolio turnover rate(f)	0	%**	0%		0%		0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.10	%*	0.10%		0.11%		0.12	%*
(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assume the effect of reinvested distribution. Without the waivers, total returns would have been (0.01%), 0.07% and 0.17%, respectively for the fiscal year and/or period ended February 29, 2012, February 28, 2011 and February 28, 2010.

(d)	Total net expenses were less than 0.01% to average daily net assets.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

106	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

WORLD OPPORTUNITY OVERLAY FUND

	Core Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$24.00		$22.68		$21.30		$18.35		$25.68		$25.99

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.37		0.37		0.39		0.76		1.41
Net realized and unrealized gain (loss)	0.59		0.95		1.01		4.24		(8.09)		(1.72)

Total from investment operations	0.79		1.32		1.38		4.63		(7.33)		(0.31)
Less distributions to shareholders:
From cash distributions	—		—		—		(1.68)		—		—

Total distributions	—		—		—		(1.68)		—		—

Net asset value, end of period	$24.79		$24.00		$22.68		$21.30		$18.35		$25.68

Total Return(a)	3.29	%**	5.82%		6.48%		27.20%		(28.54)%		(1.19)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$670,081		$855,176		$850,192		$925,796		$790,480		$1,478,176
Net operating expenses to average daily net assets(b)	0.01	%(c)*	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00%		0.00%
Interest expense to average daily net assets	0.03	%(d)*	0.03	%(d)	0.03	%(d)	0.05	%(d)	—		0.07	%(d)
Total net expenses to average daily net assets	0.04	%(c)*	0.03	%(c)	0.03	%(c)	0.05	%(c)	0.00	%(b)	0.07%
Net investment income (loss) to average daily net assets	1.68	%*	1.59%		1.69%		1.98%		3.19%		5.38%
Portfolio turnover rate	7	%**	46%		36%		55%		59%		41%
Fees and expenses reimbursed by the Manager to average daily net assets	0.04	%*	0.04%		0.04%		0.04%		0.04%		0.02%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—		$0.00	(e)	$0.01		—
(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes redemption fees which are borne by the shareholder.
(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)	There were no redemption fees during the period.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	107

GMO Trust Funds

Notes to Financial Statements

August 31, 2012 (Unaudited)

1.	Organization

Each of GMO Asset Allocation Bond Fund, Core Plus Bond Fund, Currency Hedged International Bond Fund, Debt Opportunities Fund, Domestic Bond Fund, Emerging Country Debt Fund, Global Bond Fund, Inflation Indexed Plus Bond Fund, International Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, Special Purpose Holding Fund, Strategic Fixed Income Fund, U.S. Treasury Fund, and World Opportunity Overlay Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

For cash management purposes, the Funds may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

Many of the Funds invest in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), many of the Funds have invested a substantial portion of their assets in Short-Duration Collateral Fund (“SDCF”) and also may invest in Emerging Country Debt Fund (“ECDF”), World Opportunity Overlay Fund (“Overlay Fund”), Debt Opportunities Fund (“Debt Opportunities Fund”) and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. As of August 31, 2012, shares of SDCF, GMO Special Purpose Holding Fund (“SPHF”) and World Opportunity Overlay Fund were not publicly offered for sale. Currently, shares of Debt Opportunities Fund are not publicly offered and are principally available for purchase by other GMO Funds and certain other accredited investors.

The following table provides information about the Funds’ investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	Citigroup 3-Month Treasury Bill Index	Total return in excess of benchmark
Core Plus Bond Fund	Barclays U.S. Aggregate Index	Total return in excess of benchmark
Currency Hedged International Bond Fund	J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index	Total return in excess of benchmark
Debt Opportunities Fund	Not Applicable	Positive total return
Domestic Bond Fund	Barclays U.S. Government Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
Global Bond Fund	J.P. Morgan Global Government Bond Index	Total return in excess of benchmark
Inflation Indexed Plus Bond Fund	Barclays U.S. Treasury Inflation Notes Index	Total return in excess of benchmark
International Bond Fund	J.P. Morgan Non-U.S. Government Bond Index	Total return in excess of benchmark
Short-Duration Collateral Fund	J.P. Morgan U.S. 3 Month Cash Index	Total return comparable to benchmark
Short-Duration Collateral Share Fund	J.P. Morgan U.S. 3 Month Cash Index	Total return comparable to benchmark
Special Purpose Holding Fund	Not Applicable	Total return
Strategic Fixed Income Fund	J.P. Morgan U.S. 3 Month Cash Index	Total return in excess of benchmark
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective
World Opportunity Overlay Fund	J.P. Morgan U.S. 3 Month Cash Index	Total return greater than benchmark

Domestic Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund and Special Purpose Holding Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires

108

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of Presentation and Principles of Consolidation: Special Purpose Holding Fund

The accompanying consolidated financial statements for SPHF include the accounts of its majority owned investments in SPV I, LLC (“SPV”). The consolidated financial statements include 100% of the assets and liabilities of SPV and the ownership interests of participants in SPV other than SPHF are recorded as a noncontrolling interest. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Typically, the Funds and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Funds and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to represent minimal credit risk, which approximates market value.

Exchange traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of open-end registered investment companies are generally valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or prices for which no alternative pricing source was available.

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The aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of August 31, 2012, is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		No alternative pricing source was available
Core Plus Bond Fund	1.1%		5.6%
Currency Hedged International Bond Fund	1.4%		2.9%
Debt Opportunities Fund	0.6%		6.5%
Domestic Bond Fund	3.7%		8.5%
Emerging Country Debt Fund	2.5%		10.1%
Global Bond Fund	1.5%		3.2%
Inflation Indexed Plus Bond Fund	1.5%		3.2%
International Bond Fund	1.6%		3.5%
Short-Duration Collateral Fund	4.5%		10.4%
Short-Duration Collateral Share Fund	4.5%		10.4%
Special Purpose Holding Fund	0.0%	*	—
Strategic Fixed Income Fund	1.8%		3.9%
World Opportunity Overlay Fund	1.9%		2.5%

*	Represents the interest in securities that are defaulted and were determined to have a fair value of zero at August 31, 2012 and February 29, 2012.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Level 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material level 3 securities and derivatives, if any (determined by category of asset or liability as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). At August 31, 2012, certain Funds directly held material asset-backed securities (Debt Opportunities Fund, Emerging Country Debt Fund, Short-Duration Collateral Fund and World Opportunity Overlay Fund) , foreign government debt obligations (Emerging Country Debt Fund) and loans (Emerging Country Debt Fund) categorized as Level 3 investments. Each Fund values these investments using unadjusted prices supplied by a third party pricing source as described in the Portfolio Valuation note. Additionally, Short-Duration Collateral Fund held material Level 3 U.S. government agency debt obligations and Emerging Country Debt Fund held material Level 3 credit default swaps subject to this standard. See the “Additional Level 3 information” table below for further information regarding the valuation techniques and unobservable inputs used to measure the fair value of these instruments. Other than as described in this paragraph, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their shares are valued using Level 2 or Level 3 inputs).

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August 31, 2012 (Unaudited)

Level 2 – Valuations determined using other significant direct or indirect observable inputs. The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds; certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts; and certain restricted securities.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. Certain Funds utilized a number of fair value techniques on Level 3 investments, including the following: certain debt securities using quoted prices (Core Plus Bond Fund, Emerging Country Debt Fund, Debt Opportunities Fund, Short-Duration Collateral Fund, World Opportunity Overlay Fund); quoted prices or prices calculated by using industry models adjusted by a specified discount for liquidity or other considerations (including the Argentine judgment described in Other matters below) (Emerging Country Debt Fund); certain sovereign debt securities using comparable securities issued by the sovereign adjusted by a specified spread (Emerging Country Debt Fund); certain other debt securities by using an estimated specified spread above the LIBOR rate (Debt Opportunities Fund, Emerging Country Debt Fund, Short-Duration Collateral Fund); certain defaulted securities deemed to be worthless (Emerging Country Debt Fund); third party valuation services to value certain credit default swaps using unobservable inputs (Emerging Country Debt Fund); certain options on interest rate swaps using quoted prices (World Opportunity Overlay Fund); consistent with U.S. GAAP, valued potential litigation recoveries with respect to the bankruptcy proceedings at zero and interests related to bankruptcy proceedings at zero (Special Purpose Holding Fund).

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2012:

Valuation Inputs as of August 31, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$94,835,948	$—	$—	$94,835,948

TOTAL DEBT OBLIGATIONS	94,835,948	—	—	94,835,948

Options Purchased	58,594	—	—	58,594
Short-Term Investments	1,078,663	—	—	1,078,663

Total Investments	95,973,205	—	—	95,973,205

Liability Valuation Inputs
Derivatives*
Written Options
Interest Rate Risk	(35,156)	—	—	(35,156)

Total	$(35,156)	$—	$—	$(35,156)

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$315,913	$5,026,332	$5,342,245
Corporate Debt	—	469,173	—	469,173
Foreign Government Obligations	—	7,212,019	—	7,212,019
U.S. Government	31,727,340	18,521,028	—	50,248,368
U.S. Government Agency	—	21,450,000	—	21,450,000

TOTAL DEBT OBLIGATIONS	31,727,340	47,968,133	5,026,332	84,721,805

Mutual Funds	170,536,286	59,131	—	170,595,417
Options Purchased	—	436,161	—	436,161
Short-Term Investments	2,156,667	—	—	2,156,667

Total Investments	204,420,293	48,463,425	5,026,332	257,910,050

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Core Plus Bond Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$1,029,997	$—	$1,029,997
Futures Contracts
Interest rate risk	343,594	—	—	343,594
Swap Agreements
Interest rate risk	—	1,924,482	—	1,924,482

Total	$204,763,887	$51,417,904	$5,026,332	$261,208,123

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(1,187,377)	$—	$(1,187,377)
Futures Contracts
Interest rate risk	(50,928)	—	—	(50,928)
Swap Agreements
Credit risk	—	(33,983)	—	(33,983)
Interest rate risk	—	(342,924)	—	(342,924)

Total	$(50,928)	$(1,564,284)	$—	$(1,615,212)

Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$3,835,716	$—	$3,835,716
Foreign Government Obligations	—	27,830,322	—	27,830,322

TOTAL DEBT OBLIGATIONS	—	31,666,038	—	31,666,038

Mutual Funds	35,400,848	3,462	—	35,404,310
Options Purchased	—	123,775	—	123,775
Short-Term Investments	1,417,927	—	—	1,417,927

Total Investments	36,818,775	31,793,275	—	68,612,050

Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$285,729	$—	$285,729
Futures Contracts
Interest rate risk	125,122	—	—	125,122
Swap Agreements
Credit risk	—	229,319	—	229,319
Interest rate risk	—	16,414	—	16,414

Total	$36,943,897	$32,324,737	$—	$69,268,634

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Currency Hedged International Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(867,332)	$—	$(867,332)
Futures Contracts
Interest rate risk	(12,000)	—	—	(12,000)
Swap Agreements
Credit risk	—	(1,438,164)	—	(1,438,164)
Interest rate risk	—	(84,797)	—	(84,797)

Total	$(12,000)	$(2,390,293)	$—	$(2,402,293)

Debt Opportunities Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$13,776,850	$414,550,702	$428,327,552
Corporate Debt	—	1,317,553	—	1,317,553
U.S. Government Agency	—	224,500	1,319,256	1,543,756

TOTAL DEBT OBLIGATIONS	—	15,318,903	415,869,958	431,188,861

Mutual Funds	18,000,730	—	—	18,000,730
Short-Term Investments	4,623,291	8,499,139	—	13,122,430

Total Investments	22,624,021	23,818,042	415,869,958	462,312,021

Total	$22,624,021	$23,818,042	$415,869,958	$462,312,021

Domestic Bond Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$9,510,895	$—	$9,510,895
U.S. Government	—	26,630,827	—	26,630,827

TOTAL DEBT OBLIGATIONS	—	36,141,722	—	36,141,722

Mutual Funds	216,674,947	934	—	216,675,881
Short-Term Investments	388,748	—	—	388,748

Total Investments	217,063,695	36,142,656	—	253,206,351

Total	$217,063,695	$36,142,656	$—	$253,206,351

Liability Valuation Inputs
Derivatives*
Swap Agreements
Credit Risk	$—	$(39,254)	$—	$(39,254)

Total	$—	$(39,254)	$—	$(39,254)

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,280,843	$94,852,724	$96,133,567
Corporate Debt	—	89,705,510	3,060,000	92,765,510
Foreign Government Agency	—	338,691,204	35,868,140	374,559,344
Foreign Government Obligations	—	771,732,800	143,870,750	915,603,550
Judgments	—	—	28,800,000	28,800,000
U.S. Government	21,406,240	47,672,468	—	69,078,708

TOTAL DEBT OBLIGATIONS	21,406,240	1,249,082,825	306,451,614	1,576,940,679

Loan Assignments	—	—	26,707,407	26,707,407
Loan Participations	—	—	86,819,381	86,819,381
Mutual Funds	55,500,133	13,488	—	55,513,621
Rights/Warrants	—	—	10,748,248	10,748,248
Short-Term Investments	47,919,785	—	—	47,919,785

Total Investments	124,826,158	1,249,096,313	430,726,650	1,804,649,121

Derivatives*
Swap Agreements
Credit risk	$—	$13,054,677	$66,537,772	$79,592,449

Total	$124,826,158	$1,262,150,990	$497,264,422	$1,884,241,570

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(7,075,667)	$—	$(7,075,667)
Swap Agreements
Credit Risk	—	(93,096,572)	—	(93,096,572)

Total	$—	$(100,172,239)	$—	$(100,172,239)

Global Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$58,680,436	$—	$58,680,436
U.S. Government	—	11,901,605	—	11,901,605

TOTAL DEBT OBLIGATIONS	—	70,582,041	—	70,582,041

Mutual Funds	91,961,939	28,878	—	91,990,817
Options Purchased	—	304,527	—	304,527
Short-Term Investments	2,718,708	—	—	2,718,708

Total Investments	94,680,647	70,915,446	—	165,596,093

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Global Bond Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$1,357,075	$—	$1,357,075
Futures Contracts
Interest rate risk	393,282	—	—	393,282
Swap Agreements
Credit risk		343,979		343,979
Interest rate risk	—	37,435	—	37,435

Total	$95,073,929	$72,653,935	$—	$167,727,864

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(643,665)	$—	$(643,665)
Futures Contracts
Interest rate risk	(22,553)	—	—	(22,553)
Swap Agreements
Credit risk		(2,157,246)		(2,157,246)
Interest rate risk	—	(224,824)	—	(224,824)

Total	$(22,553)	$(3,025,735)	$—	$(3,048,288)

Inflation Indexed Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$9,765,426	$—	$9,765,426

TOTAL DEBT OBLIGATIONS	—	9,765,426	—	9,765,426

Mutual Funds	16,110,334	18,219	—	16,128,553
Options Purchased	—	49,117	—	49,117
Short-Term Investments	245,800	1,049,852	—	1,295,652

Total Investments	16,356,134	10,882,614	—	27,238,748

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	121,738	—	121,738
Futures Contracts
Interest rate risk	28,385	—	—	28,385
Swap Agreements
Interest rate risk	—	27,359	—	27,359

Total	$16,384,519	$11,031,711	$—	$27,416,230

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Inflation Indexed Plus Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(136,991)	$—	$(136,991)
Futures Contracts
Interest rate risk	(3,931)	—	—	(3,931)
Swap Agreements
Interest rate risk	—	(38,493)	—	(38,493)

Total	$(3,931)	$(175,484)	$—	$(179,415)

International Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$3,460,912	$—	$3,460,912
Foreign Government Obligations	—	28,142,535	—	28,142,535

TOTAL DEBT OBLIGATIONS	—	31,603,447	—	31,603,447

Mutual Funds	38,363,122	23,603	—	38,386,725
Options Purchased	—	131,634	—	131,634
Short-Term Investments	924,760	999,859	—	1,924,619

Total Investments	39,287,882	32,758,543	—	72,046,425

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	909,876	—	909,876
Futures Contracts
Interest rate risk	153,747	—	—	153,747
Swap Agreements
Credit risk	—	147,420	—	147,420
Interest rate risk	—	17,278	—	17,278

Total	$39,441,629	$33,833,117	$—	$73,274,746

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(256,270)	$—	$(256,270)
Futures Contracts
Interest rate risk	(37,114)	—	—	(37,114)
Swap Agreements
Credit risk	—	(862,898)	—	(862,898)
Interest rate risk	—	(95,955)	—	(95,955)

Total	$(37,114)	$(1,215,123)	$—	$(1,252,237)

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Short-Duration Collateral Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$108,786,202	$731,313,461		$840,099,663
U.S. Government Agency	—	—	29,503,054		29,503,054

TOTAL DEBT OBLIGATIONS	—	108,786,202	760,816,515		869,602,717

Short-term Investments	17,152,960	—	—		17,152,960

Total Investments	17,152,960	108,786,202	760,816,515		886,755,677

Total	$17,152,960	$108,786,202	$760,816,515		$886,755,677

Short-Duration Collateral Share Fund
Asset Valuation Inputs
Mutual Funds	$35,328,473	$—	$—		$35,328,473
Short-Term Investments	6,812	—	—		6,812

Total Investments	35,335,285	—	—		35,335,285

Total	$35,335,285	$—	$—		$35,335,285

Special Purpose Holding Fund
Asset Valuation Inputs
Debt Obligations	$—	$—	$0	**	$0	**
Short-Term Investments	33,997	—	—		33,997

Total Investments	$33,997	$—	$0	**	$33,997

Strategic Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$186,393,099	$128,078,641	$—		$314,471,740

TOTAL DEBT OBLIGATIONS	186,393,099	128,078,641	—		314,471,740

Mutual Funds	1,389,224,480	—	—		1,389,224,480
Short-Term Investments	28,048,437	—	—		28,048,437

Total Investments	1,603,666,016	128,078,641	—		1,731,744,657

Derivatives*
Swap Agreements
Interest Rate Risk	—	13,642,274	—		13,642,274

Total	$1,603,666,016	$141,720,915	$—		$1,745,386,931

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$1,224,781,591	$1,160,294,088	$—		$2,385,075,679

Total Investments	1,224,781,591	1,160,294,088	—		2,385,075,679

Total	$1,224,781,591	$1,160,294,088	$—		$2,385,075,679

117

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

World Opportunity Overlay Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$8,903,544	$167,191,746	$176,095,290
Foreign Government Obligations	—	49,965,702	—	49,965,702
U.S. Government	93,414,129	409,284,658	—	502,698,787
U.S. Government Agency	—	898,000	—	898,000

TOTAL DEBT OBLIGATIONS	93,414,129	469,051,904	167,191,746	729,657,779

Options Purchased	—	107,040	12,946,368	13,053,408
Short-Term Investments	30,238,564	19,998,339	—	50,236,903

Total Investments	123,652,693	489,157,283	180,138,114	792,948,090

Derivatives*
Swap Agreements
Credit Risk	—	1,252,254	—	1,252,254
Interest Rate Risk	—	10,743,821	—	10,743,821

Total	$123,652,693	$501,153,358	$180,138,114	$804,944,165

Liability Valuation Inputs
Derivatives*
Written Options
Foreign Currency Risk	$—	$(132,069)	$—	$(132,069)
Futures Contracts
Interest Rate Risk	(56,087)	—	—	(56,087)
Swap Agreements
Credit Risk	—	(1,099,724)	—	(1,099,724)
Interest Rate Risk	—	(76,546,360)	—	(76,546,360)

Total	$(56,087)	$(77,778,153)	$—	$(77,834,240)

The risks referenced above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that are defaulted and were determined to have a fair value of zero at August 31, 2012 and February 29, 2012.

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August 31, 2012 (Unaudited)

Additional Level 3 Information

The following table presents additional information about valuation techniques and inputs used for securities and derivatives, if any, that are measured at fair value and categorized within Level 3 as of August 31, 2012.

Fund Name	Description	Fair Value at 8/31/2012	Valuation Technique(s)	Unobservable Input(s)	Resulting Range of Fair Value
Emerging Country Debt Fund	Credit Default Swaps with a reference entity of Bolivarian Republic of Venezuela (denominated in EUR)	$66,537,772	International Swaps and Derivative Association (“ISDA”) model, adjusted to reflect a liquidity discount	Liquidity Discount*	Possible impact to fair value due to range of liquidity discount: $64,882,003 to $67,794,068 or approximately .17% of Fund net assets.
Short-Duration Collateral Fund	U.S. Agency for International Development Floater Bonds (Support of Morocco, Peru and Tunisia)	$29,503,054	Current LIBOR yield curve is adjusted to reflect a liquidity discount	Liquidity Discount**	Possible impact to fair value due to range of liquidity discount: $28,597,725 to $30,438,622 or approximately .21% of Fund net assets.

*	The significant unobservable input used in the fair value measurement of Emerging Country Debt Fund’s Credit Default Swaps with a reference entity of Bolivarian Republic of Venezuela (denominated in EUR) is the liquidity discount, expressed as a premium ranging from 3 to 15 basis points (currently 7 basis points) to the applicable credit default swap spreads. Increases (decreases) in this input would result in a lower (higher) fair value measurement.
**	The significant unobservable input used in the fair value measurement of Short-Duration Collateral Fund’s U.S. Agency for International Development Floater Bonds (Support of Morocco, Peru and Tunisia) is the liquidity discount, expressed as a premium ranging from 75 - 175 basis points (currently 125 basis points) over the current LIBOR yield curve. Increases (decreases) in this input would result in a lower (higher) fair value measurement.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all funds for the period ended August 31, 2012, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into level 3*		Transfers out of level 3*	Balances as of August 31, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of August 31, 2012
Core Plus Bond Fund
Debt Obligations
Asset Backed Securities	$6,202,282	$—	$(1,621,354)	$53,211	$200,968	$191,225	$—		$—	$5,026,332	$269,149
U.S Government	10,046,306	—	(10,100,000)	303,333	—	(249,639)	—		—	—	—

Total	$16,248,588	$—	$(11,721,354)	$356,544	$200,968	$(58,414)	$—		$—	$5,026,332	$269,149

Debt Opportunities Fund
Debt Obligations
Asset-Backed Securities	$164,931,607	$276,893,672	$(44,440,722)	$1,162,063	$4,506,704	$11,139,778	$357,600	**	$—	$414,550,702	$11,252,622
U.S. Government Agency	1,433,967	—	(121,265)	3,384	3,415	(245)	—		—	1,319,256	(245)

Total	$166,365,574	$276,893,672	$(44,561,987)	$1,165,447	$4,510,119	$11,139,533	$357,600		$—	$415,869,958	$11,252,377

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	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*		Transfers out of Level 3*	Balances as of August 31, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2012
Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$86,409,729	$—	$(4,981,854)	$3,791	$160,658	$13,260,400	$—		$—	$94,852,724	$13,260,400
Corporate Debt	6,052,600	—	(1,034,500)	947	34,500	136,453	—		—	5,190,000	136,453
Foreign Government Agency	49,377,530	—	(17,042,714)	(2,982)	3,194,896	(1,788,590)	—		—	33,738,140	522,143
Foreign Government Obligations	172,025,076	7,778,416	(30,385,444)	2,296,411	7,397,764	(1,479,766)	6,608,439	**	(20,370,146)**	143,870,750	3,710,388
Judgments	26,920,000	—	—	350,296	—	1,529,704	—		—	28,800,000	1,529,704

Total Debt Obligations	340,784,935	7,778,416	(53,444,512)	2,648,463	10,787,818	11,658,201	6,608,439		(20,370,146)	306,451,614	19,159,088

Loan Assignments	29,329,530	—	(2,173,300)	507,092	682,404	(1,638,319)	—		—	26,707,407	(1,638,319)
Loan Participations	96,063,470	—	(15,054,307)	927,126	2,080,485	2,802,608	—		—	86,819,382	2,692,672
Rights and Warrants	11,065,955	—	—	—	—	(317,708)	—		—	10,748,247	(317,708)

Total Investments	477,243,890	7,778,416	(70,762,119)	4,082,681	13,550,707	12,504,782	6,608,439		(20,370,146)	430,726,650	19,895,733

Derivatives
Swap Agreements	(1,978,787)	—	5,389,160	—	(5,389,160)	1,102,578	—		67,413,981	66,537,772	1,102,578

Total	$475,265,103	$7,778,416	$(65,282,959)	$4,082,681	$8,161,547	$13,607,360	$6,608,439		$47,043,835	$497,264,422	$21,836,588

Short-Duration Collateral Fund
Debt Obligations
Asset-Backed Securities	$853,794,387	$—	$(187,224,019)	$76,649	$359,920	$61,894,196	$2,412,328	**	$—	$731,313,461	$61,939,995
U.S. Government Agency	30,604,118	—	(1,269,065)	9,557	(1,983)	160,427	—		—	29,503,054	160,427

Total	$884,398,505	$—	$(188,493,084)	$86,206	$357,937	$62,054,623	$2,412,328		$—	$760,816,515	$62,100,422

World Opportunity Overlay Fund
Debt Obligations
Asset-Backed Securities	$188,075,008	$—	$(36,412,534)	$4,894	$17,059	$14,826,519	$680,800		$—	$167,191,746	$14,857,967
Options Purchased	—	—	—	—	—	—	12,946,368		—	12,946,368	—

Total Investments	$188,075,008	$—	$(36,412,534)	$4,894	$17,059	$14,826,519	$13,627,168		$—	$180,138,114	$14,857,967

*	The Fund accounts for investments and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

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The aggregate net values of the Funds’ investments (both direct and/or indirect) in securities and derivative financial instruments based on the funds’ net assets using Level 3 inputs as of August 31, 2012 were as follows.

Fund Name	Level 3 securities	Level 3 derivatives
Core Plus Bond Fund	20.9%	0.2%
Currency Hedged International Bond Fund	22.5%	<0.2%
Debt Opportunities Fund	88.9%	—
Domestic Bond Fund	69.6%	—
Emerging Country Debt Fund	25.9%	3.8%
Global Bond Fund	25.1%	0.2%
Inflation Indexed Plus Bond Fund	25.6%	0.2%
International Bond Fund	28.0%	0.2%
Short-Duration Collateral Fund	85.7%	—
Short-Duration Collateral Share Fund	85.8%	—
Special Purpose Holding Fund	0.0%	—
Strategic Fixed Income Fund	31.1%	0.2%
World Opportunity Overlay Fund	26.9%	—

Cash and Statement of Cash Flows

Cash and Foreign Currency, if any, consists of cash balances held with the custodian.

Due to / from broker

Due to / from broker in the Statement of Assets and Liabilities includes collateral on swaps, futures, and forward currency contracts, if any.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the New York Stock Exchange (“NYSE”) , generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Funds (except Short-Duration Collateral Fund, Short-Duration Collateral Share Fund and U.S. Treasury Fund) may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds (except SPHF) may enter into repurchase agreements. Under a repurchase agreement a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. That Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to that Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, that Fund’s recovery of cash from the seller may be delayed and, even if that Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds (except SPHF) may enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from

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entering into a reverse repurchase agreement to make additional investments, which generally causes that Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments. As of August 31, 2012, the Funds listed below had received the following from reverse repurchase agreements:

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	66,628,521	68,773,373
World Opportunity Overlay Fund	48,056,874	50,447,788

Inflation-indexed bonds

The Funds (except U.S. Treasury Fund) may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Firm commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each Fund’s Schedule of Investments.

Taxes and distributions

Each Fund except Special Purpose Holding Fund and World Opportunity Overlay Fund (see below) intends to qualify each tax year as a regulated investment company (each a “RIC Fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each RIC Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each RIC Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each RIC Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of each RIC Fund is held by non-U.S. shareholders.

Inflation Indexed Plus Bond Fund (“IIXP”) has adopted a tax year-end of December 31. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of December 31, 2011.

Special Purpose Holding Fund and World Opportunity Overlay Fund (each a “Partnership Fund”) have each elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, a Partnership Fund is not itself subject to federal income tax. Instead, each shareholder is required to take into account in determining its tax liability, its distributive share of items of Partnership Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Partnership Fund has been or will be received. Each Partnership Fund trades securities for its own account and, as such, is generally not subject to U.S. tax on such earnings (other than certain withholding taxes). The Manager intends to conduct the business of each Partnership Fund to the maximum extent practicable so that the Partnership Fund’s activities do not constitute a U.S. trade or business. Accordingly, no provision (benefit) for U.S. federal and state income tax is reflected in the accompanying financial statements. Dividends and other revenue may be subject to withholding or similar taxes imposed by the country in which such dividends or other revenue originate.

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With the exception of U.S. Treasury Fund (“UST”), the policy of each RIC Fund is to declare and pay distributions from net investment income, if any, semi-annually. UST’s policy is to declare distributions from net investment income daily and pay distributions on the first business day following the end of each month in which distributions were declared. Each RIC Fund’s policy is to declare and pay distributions from net realized short-term and long-term capital gains, if any, at least annually. Typically all distributions are reinvested in additional shares of each RIC Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each RIC Fund on the ex-dividend date.

Since October 2008 and April 2009, SDCF and Domestic Bond Fund (“DBF”) respectively, have declared and paid distributions when each fund has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF and DBF currently intend to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders of SDCF and DBF for tax purposes.

Because each Partnership Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of each Partnership Fund to declare and pay non-redeeming distributions in the sole discretion of the Trustees (or their delegates). Distributions made by each Partnership Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Partnership Fund, are reported in each Partnership Fund’s Statement of Changes in Net Assets as Partnership Fund distributions to shareholders.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. Taxes related to capital gains realized during the period ended August 31, 2012, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Income and capital gain distributions for each RIC Fund is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a RIC Fund’s tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital.

As of February 29, 2012, the Funds listed below elected to defer to March 1, 2012 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late- Year Ordinary Losses ($)	Post- October Capital Losses ($)
Core Plus Bond Fund	—	(710,470)
Currency Hedged International Bond Fund	—	(268,492)
Domestic Bond Fund	(137,368)	—
Global Bond Fund	(63,861)	—
International Bond Fund	(1,983,483)	(437,542)
Short-Duration Collateral Fund	—	(10,826,565)
Short-Duration Collateral Share Fund	(11,010)	(2,703)
U.S. Treasury Fund	—	(16,464)

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As of February 29, 2012 (December 31, 2011 for IIXP), the RIC Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 (January 1, 2011 for IIXP) shall be carried forward indefinitely and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019 (December 31, 2018 for IIXP). As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, and losses realized subsequent to February 29, 2012 (December 31, 2011 for IIXP), if any, could be subject to further limitations imposed by the Code related to share ownership activity. The RIC Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)							Total Short Term	Long- Term

Expiration Date	2/28/2014	2/28/2015 (12/31/15 for IIXP)	2/29/2016 (12/31/16 for IIXP)	2/28/2017	2/28/2018	2/28/2019	No Expiration Date		No Expiration Date
Asset Allocation Bond Fund	—	—	—	—	—	(7,566,634)	—	(7,566,634)	—
Core Plus Bond Fund	(34,693,380)	(2,795,728)	(33,008,915)	(74,050,257)	(17,147,333)	(138,723)	(1,226,163)	(163,060,499)	(3,430,689)
Currency Hedged International Bond Fund	—	—	—	(1,749,220)	(3,328,985)	—	—	(5,078,205)	(3,622,644)
Domestic Bond Fund	—	—	—	—	(3,229,648)	(814,498)	—	(4,044,146)	(660,308)
Emerging Country Debt Fund	—	—	—	(86,160,558)	—	(66,474,254)	—	(152,634,812)	—
Global Bond Fund	(7,575,780)	(269,796)	—	(4,412,277)	(6,769,760)	(1,398,524)	—	(20,426,137)	—
Inflation Indexed Plus Bond Fund	—	(19,103,741)	(5,431,084)	—	—	—	(2,620,595)	(27,155,420)	—
International Bond Fund	—	(15,342,696)	(507,910)	(8,354,148)	(4,431,029)	(4,162,554)	(653,807)	(33,452,144)	(529,746)
Short-Duration Collateral Fund	—	(4,239,935)	(1,158,601)	(32,360,541)	(41,313,788)	(307,583)	—	(79,380,448)	—
Short-Duration Collateral Share Fund	—	—	(3,400,357)	(862,175)	—	—	—	(4,262,532)	—
Strategic Fixed Income Fund	—	—	—	(98,422,815)	(123,451,454)	—	—	(221,874,269)	—

As of August 31, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	95,883,285	125,403	(35,483)	89,920
Core Plus Bond Fund	280,674,390	4,348,336	(27,112,676)	(22,764,340)
Currency Hedged International Bond Fund	72,129,142	3,259,878	(6,776,970)	(3,517,092)
Debt Opportunities Fund	458,071,049	16,260,189	(12,019,217)	4,240,972
Domestic Bond Fund	273,043,744	202,337	(20,039,730)	(19,837,393)
Emerging Country Debt Fund	1,731,183,876	248,999,112	(175,533,867)	73,465,245
Global Bond Fund	172,666,895	4,961,917	(12,032,719)	(7,070,802)
Inflation Indexed Plus Bond Fund	49,154,584	2,171,289	(24,087,125)	(21,915,836)
International Bond Fund	79,434,846	3,095,478	(10,483,899)	(7,388,421)
Short-Duration Collateral Fund	1,231,365,032	2,984,827	(347,594,182)	(344,609,355)
Short-Duration Collateral Share Fund	31,962,804	3,372,481	—	3,372,481
Special Purpose Holding Fund	33,997	—	—	—
Strategic Fixed Income Fund	1,818,826,495	4,033,932	(91,115,770)	(87,081,838)
U.S. Treasury Fund	2,385,017,649	59,626	(1,596)	58,030
World Opportunity Overlay Fund	841,160,567	49,753,171	(97,965,648)	(48,212,477)

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The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years, if applicable, after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains with State Street. Each Fund receives the benefit of the earnings allowance, as applicable. Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

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For the period ended August 31, 2012, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged Inter- national Bond Fund	Debt Oppor- tunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Inflation Indexed Plus Bond Fund	International Bond Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Special Purpose Holding Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Oppor- tunity Overlay Fund
Purchase Premium	0.00%	0.00%	0.00%	0.40%	0.00%	0.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.20%	0.00%	0.00%
Redemption Fee	0.00%	0.00%	0.00%	0.40%	0.00%	0.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.20%	0.00%	0.00%

Other matters

Emerging Country Debt Fund

In December 2005, ECDF entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by ECDF. A judgment was awarded in ECDF’s favor on September 24, 2007; however, ECDF’s ability to collect on this judgment remains uncertain, and ECDF is not able to transfer or sell the judgment without court consent. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for currently performing Argentina Bonds. The eligible portion of ECDF’s judgment was tendered in the debt exchange and ECDF received new bonds in June 2010. The remaining portion of ECDF’s judgment, which continues to be valued according to ECDF’s valuation policy, represented 1.6% of the net assets of ECDF as of August 31, 2012.

Peru Trust, Series 1998 I-P; Peru Trust, Series 97-I-P; and Peru Trust II, Series 98-A LB (the “Peru Trusts”) held by ECDF are currently in default. The Peru Trusts hold obligations of Istituto per i Servizi Assicurativi e il Credito all’Espotazione (“SACE”), the Italian Agency for Insurance of Export Credits. The obligations are payable only to the extent SACE recovers amounts from the Government of Peru (“Peru”) in relation to certain export insurance policies. Peru fully paid all of its obligations to SACE on August 24, 2009; however, payments to the Peru Trusts by SACE remain outstanding. Litigation between the Peru Trusts and SACE is pending in Italy with respect to the outstanding payments. The Peru Trusts’ ability to recover such payments, and ECDF’s corresponding ability to receive payment with respect to its investment in the Peru Trusts, remains uncertain. The Peru Trusts, which continue to be valued according to ECDF’s valuation policy, represented less than 0.1% of the net assets of ECDF as of August 31, 2012. Costs associated with this action are borne by ECDF.

In connection with ECDF’s purchase of Venezuelan bonds between 2000 and 2002, ECDF acquired warrants which (along with related payments on those warrants) have not been received in custody. While ECDF’s trading counterparty has acknowledged its delivery obligation, delivery of the warrants remains outstanding. ECDF entered into litigation in February 2012 against ICAP PLC and related entities to seek to enforce ECDF’s rights with respect to the delivery of the warrants. Because there can be no assurance that ECDF will receive the warrants (or related payments), ECDF values the warrants at fair value using methods determined in good faith by or at the discretion of the Trustees of GMO Trust. The value of any possible recovery is carried at $1,053,592, representing less than 0.1% of the net assets of ECDF on August 31, 2012 and is included in Miscellaneous receivables on the Statement of Assets and Liabilities.

Special Purpose Holding Fund

One of the Fund’s principal investments is units of SPV, which in turn holds an interest in liquidating trusts related to the NPF Securities. In November 2002, National Century Financial Enterprises (“NCFE”), which organized and administered the Issuers and the NPF Securities, defaulted on its obligations with respect to the NPF Securities (health care asset-backed receivables). The NPF Securities had been acquired by the Fund prior to this default. NCFE and its affiliates are alleged to have violated the terms of the bonds’ indentures by, among other things, purportedly spending cash collateral, accepting collateral other than permitted receivables, moving receivables between trusts to meet compliance tests and reimbursing health care providers for more than the value of receivables purchased. NCFE, its affiliated operations (including the Issuers), and many of the health care providers declared bankruptcy.

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In November 2002, the NPF Securities were transferred to SPV to facilitate the redemption of the NPF Securities in-kind, if necessary, to protect the interests of non-redeeming shareholders. In connection with SPHF’s placement of the NPF Securities in SPV, SPHF assigned to SPV the right to any proceeds received in connection with any claims or actions against various parties arising out of SPHF’s purchase of the NPF Securities (including those described below). SPHF’s pro rata portion of the costs associated with SPHF’s attempted recovery of losses associated with the NPF Securities will be borne by SPHF, subject to a priority reimbursement of such costs by SPV in the event SPV receives any proceeds in connection with any claims or actions.

In 2003, SPHF joined with certain other holders of the NPF Securities in filing a lawsuit against certain parties related to the NCFE offerings, including the indenture trustees, underwriters, and certain other parties. In April 2004, a plan of liquidation was approved by the bankruptcy court with respect to NCFE and its affiliated operations (including the Issuers). Pursuant to such plan, SPV received cash distributions, which were distributed, less expenses, to holders of SPV, including SPHF. SPV also received interests in liquidating trusts, which it continues to hold. In July 2005 and April 2006, SPHF entered into settlement agreements with two of the defendants in the lawsuit and received (through its investment in SPV) cash settlements in connection therewith. Litigation against the remaining defendants continues at this time.

As noted above SPHF has litigation pending against various entities related to the default of certain of the NPF Securities. For the period ended August 31, 2012, SPHF received no distributions in conjunction with a settlement agreement related to the default of those securities. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of SPHF.

Funds which hold Special Purpose Holding Fund

SPHF, an investment of some of the Funds, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. During the period ended August 31, 2012, the Funds received no distributions from SPHF in connection with the defaulted securities or the related litigation.

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3.	Investment and other risks

The following chart identifies selected risks of associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Inflation Indexed Plus Bond Fund	International Bond Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Special Purpose Holding Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Market Risk – Fixed Income Investments Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk – Asset-Backed Securities Risk	•	•	•	•	•	•	•	•	•	•	•		•		•
Credit Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Liquidity Risk	•	•	•	•	•	•	•	•	•	•	•		•		•
Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•		•		•
Non-U.S. Investment Risk	•	•	•	•			•	•	•	•	•		•		•
Currency Risk	•	•	•	•		•	•	•	•				•		•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•		•		•
Leveraging Risk	•	•	•	•	•	•	•	•	•				•		•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•		•		•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•
Management and Operational risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•		•	•	•		•		•
Non-Diversified Funds	•	•	•	•	•	•	•	•	•	•	•	•	•		•
Litigation-Related Risk												•

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

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An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Fixed Income Investments Risk. — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). The risks associated with inflation indexed bonds are particularly pronounced for Inflation Indexed Plus Bond Fund, which has significant exposure to TIPS and other inflation indexed bonds.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk. — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

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As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by a Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and

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political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

As described under “Market Risk — Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• DERIVATIVES RISK. The Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is

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particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a

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similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments

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(including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world

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economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investments and other risk” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

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Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds except U.S. Treasury Fund are not diversified investment companies under the 1940 Act.

• In addition, each of the Funds (other than U.S. Treasury Fund) invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the Investment Company Act of 1940, as amended.

• LITIGATION-RELATED RISK. The ultimate amount of Special Purpose Holding Fund’s recovery (through its investment in SPV) of losses on the defaulted NPF Securities and the total costs the Special Purpose Holding Fund may incur with respect to its funding of litigation related to the NPF Securities is unknown at this time. Therefore, Special Purpose Holding Fund is subject to the risk that SPV may ultimately be unable to recover certain losses related to the NPF Securities. This could occur because an insufficient amount of money or other assets is (or has been) paid to SPV out of the bankruptcy estates of NCFE, its affiliated operations, and certain other related entities and/or is (or has been) paid to Special Purpose Holding Fund in connection with litigation related to the NPF Securities. In addition, any cash reserves of Special Purpose Holding Fund and any recovery by Special Purpose Holding Fund as a result of the litigation or bankruptcy claims may be used to offset costs with respect to the litigation rather than to recover losses on the defaulted NPF Securities. Special Purpose Holding Fund (through its investment in SPV) has received distributions out of the bankruptcy estate of NCFE and its affiliated operations, but it is uncertain whether or not more distributions may follow. In addition, Special Purpose Holding Fund (through its investment in SPV) has received cash settlements against certain defendants related to the NCFE offerings, but the litigation against the remaining defendants is not predictable, and the amount of time it may take to settle the remaining litigation is unknown at this time.

Temporary Defensive Positions. If deemed prudent by the Manager, the Funds (other than Domestic Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, Special Purpose Holding Fund and U.S. Treasury Fund) may take temporary defensive positions. Many of the Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Information in this section is applicable for all Funds except Special Purpose Holding Fund.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

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The Funds may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Domestic Bond Fund) gross investment exposures in excess of its net assets (i.e., the Fund will be (or may be, in the case of Domestic Bond Fund) leveraged) and therefore are subject to heightened risk of loss. The Funds’ (other than Domestic Bond Fund) performance can depend substantially, if not primarily, on derivative reference assets that the Funds do not own.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For those Funds that held derivatives during the period ended August 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an x):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Inflation Indexed Plus Bond Fund	International Bond Fund	Strategic Fixed Income Fund	World Opportunity Overlay Fund
Forward currency contracts
Adjust currency exchange rate risk			X		X	X	X	X
Adjust exposure to foreign currencies		X	X		X	X	X	X
To manage against anticipated currency exchange rate changes		X
Futures contracts
Adjust exposure to certain markets										X
Adjust interest rate exposure	X	X	X			X	X	X	X	X
Maintain the diversity and liquidity of the portfolio	X	X	X			X	X	X	X	X
Options (Purchased)
Adjust currency exchange rate risk		X	X			X	X	X		X
Adjust exposure to foreign currencies		X	X			X	X	X		X
Adjust interest rate exposure	X				X				X	X
Maintain the diversity and liquidity of the portfolio										X
Options (Written)
Adjust currency exchange rate risk										X
Adjust exposure to foreign currencies										X
Adjust interest rate exposure	X								X
Maintain the diversity and liquidity of the portfolio										X

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Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Inflation Indexed Plus Bond Fund	International Bond Fund	Strategic Fixed Income Fund	World Opportunity Overlay Fund
Swap agreements
Achieve exposure to a reference entity’s credit		X	X		X	X		X		X
Adjust exposure to certain markets		X			X		X
Adjust interest rate exposure		X	X		X	X	X	X	X	X
Provide a measure of protection against default loss		X	X	X	X	X		X		X
Rights and/or warrants
Adjust exposure to certain markets					X
Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. The premium, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to

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the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2012, investment activity in options contracts written by the Funds were as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums

Asset Allocation Bond
Outstanding, beginning of year	$—	2,200	$2,463,734	$290,000,000	—	$490,750
Options written	—	2,816	1,936,121	30,000,000	1,700,000	1,809,016
Options bought back	—	(1,550)	(2,804,433)	(280,000,000)	(1,700,000)	(2,002,766)
Options expired	—	(3,316)	(1,532,467)	(40,000,000)	—	(297,000)
Options sold	—	—	—	—	—	—

Outstanding, end of period	$—	150	$62,955	$—	—	$—

Strategic Fixed Income
Outstanding, beginning of year	$—	—	$—	$2,150,000,000	—	$1,384,579
Options written	—	—	—	—	—	—
Options bought back	—	—	—	(1,750,000,000)	—	(1,074,579)
Options expired	—	—	—	(400,000,000)	—	(310,000)
Options sold	—	—	—	—	—	—

Outstanding, end of period	$—	—	$—	$—	—	$—

World Opportunity Overlay Fund
Outstanding, beginning of year	$—	—	$—	$3,000,000	—	$1,097,998
Options written	—	—	—	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options sold	—	—	—	—	—	—

Outstanding, end of period	$—	—	$—	$3,000,000	—	$1,097,998

139

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Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

140

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August 31, 2012 (Unaudited)

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Additionally, Emerging Country Debt Fund owns warrants linked to the price of oil. Rights and/or warrants held by the Funds at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2012 and the Statement of Operations for the period ended August 31, 2012^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total

Asset Allocation Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$58,594	$—	$58,594

Total	$—	$—	$—	$58,594	$—	$58,594

Liability:
Unrealized Depreciation on Written Options	$—	$—	$—	$(35,156)	$—	$(35,156)

Total	$—	$—	$—	$(35,156)	$—	$(35,156)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$(2,052,277)	$—	$(2,052,277)
Futures Contracts	—	—	—	47,917	—	47,917
Written Options	—	—	—	2,387,481	—	2,387,481

Total	$—	$—	$—	$383,121	$—	$383,121

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$360,578	$—	$360,578
Written Options	—	—	—	(362,525)	—	(362,525)

Total	$—	$—	$—	$(1,947)	$—	$(1,947)

Core Plus Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$436,161	$—	$—	$436,161
Unrealized Appreciation on Forward Currency Contracts	—	—	1,029,997	—	—	1,029,997
Unrealized Appreciation on Futures Contracts*	—	—	—	343,594	—	343,594
Unrealized Appreciation on Swap Agreements	—	—	—	1,924,482	—	1,924,482

Total	$—	$—	$1,466,158	$2,268,076	$—	$3,734,234

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,187,377)	$—	$—	$(1,187,377)
Unrealized Depreciation on Futures Contracts*	—	—	—	(50,928)	—	(50,928)
Unrealized Depreciation on Swap Agreements	(33,983)	—	—	(342,924)	—	(376,907)

Total	$(33,983)	$—	$(1,187,377)	$(393,852)	$—	$(1,615,212)

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$956,470	$—	$—	$956,470
Futures Contracts	—	—	—	(585,848)	—	(585,848)
Swap Agreements	2,491	—	—	5,351,358	—	5,353,849

Total	$2,491	$—	$956,470	$4,765,510	$—	$5,724,471

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(26,497)	$—	$—	$(26,497)
Forward Currency Contracts	—	—	(300,845)	—	—	(300,845)
Futures Contracts	—	—	—	500,184	—	500,184
Swap Agreements	55,616	—	—	277,180	—	332,796

Total	$55,616	$—	$(327,342)	$777,364	$—	$505,638

Currency Hedged International Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$123,775	$—	$—	$123,775
Unrealized Appreciation on Forward Currency Contracts	—	—	285,729	—	—	285,729
Unrealized Appreciation on Futures Contracts*	—	—	—	125,122	—	125,122
Unrealized Appreciation on Swap Agreements	229,319	—	—	16,414	—	245,733

Total	$229,319	$—	$409,504	$141,536	$—	$780,359

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(867,332)	$—	$—	$(867,332)
Unrealized Depreciation on Futures Contracts*	—	—	—	(12,000)	—	(12,000)
Unrealized Depreciation on Swap Agreements	(1,438,164)	—	—	(84,797)	—	(1,522,961)

Total	$(1,438,164)	$—	$(867,332)	$(96,797)	$—	$(2,402,293)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$1,457,059	$—	$—	$1,457,059
Futures Contracts	—	—	—	558,099	—	558,099
Swap Agreements	(36,600)	—	—	724,132	—	687,532

Total	$(36,600)	$—	$1,457,059	$1,282,231	$—	$2,702,690

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(7,519)	$—	$—	$(7,519)
Forward Currency Contracts	—	—	(186,532)	—	—	(186,532)
Futures Contracts	—	—	—	(69,599)	—	(69,599)
Swap Agreements	(469,044)	—	—	(558,568)	—	(1,027,612)

Total	$(469,044)	$—	$(194,051)	$(628,167)	$—	$(1,291,262)

Domestic Bond Fund
Liability:
Unrealized Depreciation on Swap Agreements	$(39,254)	$—	$—	$—	$—	$(39,254)

Total	$(39,254)	$—	$—	$—	$—	$(39,254)

Net Realized Gain (Loss) on:
Swap Agreements	$(35,660)	$—	$—	$—	$—	$(35,660)

Total	$(35,660)	$—	$—	$—	$—	$(35,660)

Change in Net Unrealized Appreciation (Depreciation) on:
Swap Agreements	$(180)	$—	$—	—	$—	$(180)

Total	$(180)	$—	$—	$—	$—	$(180)

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August 31, 2012 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Country Debt Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$10,748,248	$10,748,248
Unrealized Appreciation on Swap Agreements	79,592,449	—	—	—	—	79,592,449

Total	$79,592,449	$—	$—	$—	$10,748,248	$90,340,697

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(7,075,667)	$—	$—	$(7,075,667)
Unrealized Depreciation on Swap Agreements	(93,096,572)	—	—	—	—	(93,096,572)

Total	$(93,096,572)	$—	$(7,075,667)	$—	$—	$(100,172,239)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$(363,787)	$—	$(363,787)
Forward currency contracts	—	—	18,466,205	—	—	18,466,205
Swap Agreements	7,637,821	—	—	978,037	—	8,615,858

Total	$7,637,821	$—	$18,466,205	$614,250	$—	$26,718,276

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights and/or warrants)	$—	$—	$—	$363,787	$(317,707)	$46,080
Forward currency contracts	—	—	(3,603,106)	—	—	(3,603,106)
Swap Agreements	(9,828,443)	—	—	(1,067,588)	—	(10,896,031)

Total	$(9,828,443)	$—	$(3,603,106)	$(703,801)	$(317,707)	$(14,453,057)

Global Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$304,527	$—	$—	$304,527
Unrealized Appreciation on Forward Currency Contracts	—	—	1,357,075	—	—	1,357,075
Unrealized Appreciation on Futures Contracts*	—	—	—	393,282	—	393,282
Unrealized Appreciation on Swap Agreements	343,979	—	—	37,435	—	381,414

Total	$343,979	$—	$1,661,602	$430,717	$—	$2,436,298

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(643,665)	$—	$—	$(643,665)
Unrealized Depreciation on Futures Contracts*	—	—	—	(22,553)	—	(22,553)
Unrealized Depreciation on Swap Agreements	(2,157,246)	—	—	(224,824)	—	(2,382,070)

Total	$(2,157,246)	$—	$(643,665)	$(247,377)	$—	$(3,048,288)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$(1,876,758)	$—	$—	$(1,876,758)
Futures Contracts	—	—	—	142,804	—	142,804
Swap Agreements	(54,900)	—	—	1,378,902	—	1,324,002

Total	$(54,900)	$—	$(1,876,758)	$1,521,706	$—	$(409,952)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(18,499)	$—	$—	$(18,499)
Forward Currency Contracts	—	—	827,314	—	—	827,314
Futures Contracts	—	—	—	484,395	—	484,395
Swap Agreements	(703,565)	—	—	(980,867)	—	(1,684,432)

Total	$(703,565)	$—	$808,815	$(496,472)	$—	$(391,222)

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August 31, 2012 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Inflation Indexed Plus Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$49,117	$—	$—	$49,117
Unrealized Appreciation on Forward Currency Contracts	—	—	121,738	—	—	121,738
Unrealized Appreciation on Futures Contracts*	—	—	—	28,385	—	28,385
Unrealized Appreciation on Swap Agreements	—	—	—	27,359	—	27,359

Total	$—	$—	$170,855	$55,744	$—	$226,599

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(136,991)	$—	$—	$(136,991)
Unrealized Depreciation on Futures Contracts*	—	—	—	(3,931)	—	(3,931)
Unrealized Depreciation on Swap Agreements	—	—	—	(38,493)	—	(38,493)

Total	$—	$—	$(136,991)	$(42,424)	$—	$(179,415)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$113,681	$—	$—	$113,681
Futures Contracts	—	—	—	(118,987)	—	(118,987)
Swap Agreements	—	—	—	1,048,764	—	1,048,764

Total	$—	$—	$113,681	$929,777	$—	$1,043,458

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(2,985)	$—	$—	$(2,985)
Forward Currency Contracts	—	—	(32,014)	—	—	(32,014)
Futures Contracts	—	—	—	43,778	—	43,778
Swap Agreements	—	—	—	(385,465)	—	(385,465)

Total	$—	$—	$(34,999)	$(341,687)	$—	$(376,686)

International Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$131,634	$—	$—	$131,634
Unrealized Appreciation on Forward Currency Contracts	—	—	909,876	—	—	909,876
Unrealized Appreciation on Futures Contracts*	—	—	—	153,747	—	153,747
Unrealized Appreciation on Swap Agreements	147,420	—	—	17,278	—	164,698

Total	$147,420	$—	$1,041,510	$171,025	$—	$1,359,955

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(256,270)	$—	$—	$(256,270)
Unrealized Depreciation on Futures Contracts*	—	—	—	(37,114)	—	(37,114)
Unrealized Depreciation on Swap Agreements	(862,898)	—	—	(95,955)	—	(958,853)

Total	$(862,898)	$—	$(256,270)	$(133,069)	$—	$(1,252,237)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Forward Currency Contracts	—	—	(1,805,833)	—	—	(1,805,833)
Futures Contracts	—	—	—	688,012	—	688,012
Swap Agreements	(27,145)	—	—	477,676	—	450,531

Total	$(27,145)	$—	$(1,805,833)	$1,165,688	$—	$(667,290)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	—	$(7,996)	$—	—	$(7,996)
Forward Currency Contracts	—	—	1,152,510	—	—	1,152,510
Futures Contracts	—	—	—	(23,519)	—	(23,519)
Swap Agreements	(289,687)	—	—	(311,870)	—	(601,557)

Total	$(289,687)	$—	$1,144,514	$(335,389)	$—	$519,438

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August 31, 2012 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Strategic Fixed Income Fund
Asset:
Unrealized Appreciation on Swap Agreements	$—	$—	$—	$13,642,274	$—	$13,642,274

Total	$—	$—	$—	$13,642,274	$—	$13,642,274

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$9,305,520	$—	$9,305,520
Forward Currency Contracts	—	—	12,868	—	—	12,868
Futures Contracts	—	—	—	4,229,487	—	4,229,487
Written Options	—	—	—	(1,933,815)	—	(1,933,815)
Swap Agreements	—	—		82,140,721	—	82,140,721

Total	$—	$—	$12,868	$93,741,913	$—	$93,754,781

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$(9,131,322)	$—	$(9,131,322)
Futures Contracts	—	—	—	(2,646,382)	—	(2,646,382)
Written Options	—	—	—	2,268,718	—	2,268,718
Swap Agreements	—	—	—	(38,742,772)	—	(38,742,772)

Total	$—	$—	$—	$(48,251,758)	$—	$(48,251,758)

World Opportunity Overlay Fund
Asset:
Investments, at value (purchased options)	$—	$—	$107,040	$12,946,368	$—	$13,053,408
Unrealized Appreciation on Swap Agreements	1,252,254	—	—	10,743,821	—	11,996,075

Total	$1,252,254	$—	$107,040	$23,690,189	$—	$25,049,483

Liability:
Unrealized Depreciation on Futures Contracts	$—	$—	$—	$(56,087)	$—	$(56,087)
Unrealized Depreciation on Written Options	—	—	(132,069)	—	—	(132,069)
Unrealized Depreciation on Swap Agreements	(1,099,724)	—	—	(76,546,360)	—	(77,646,084)

Total	$(1,099,724)	$—	$(132,069)	$(76,602,447)	$—	$(77,834,240)

Net Realized Gain(Loss) on:
Futures Contracts	$—	$—	$—	$5,635,256	$—	$5,635,256
Swap Agreements	152,632	—	—	4,507,470	—	4,660,102

Total	$152,632	$—	$—	$10,142,726	$—	$10,295,358

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$74,102	$(1,806,656)	$—	$(1,732,554)
Futures Contracts	—	—	—	(56,087)	—	(56,087)
Written Options	—	—	7,826	—	—	7,826
Swap Agreements	(152,017)	—	—	(12,063,080)	—	(12,215,097)

Total	$(152,017)	$—	$81,928	$(13,925,823)	$—	$(13,995,912)

^	Because the Funds value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

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August 31, 2012 (Unaudited)

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2012.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Agreements ($)	Options ($)	Rights and/or warrants ($)
Asset Allocation Bond Fund	—	1,361,766	—	371,533,167	—
Core Plus Bond Fund	155,519,442	136,652,055	205,855,834	5,733,981	—
Currency Hedged International Bond Fund	72,745,476	50,504,794	38,986,659	3,822,654	—
Domestic Bond Fund	—	—	11,500,000	—	—
Emerging Country Debt Fund	388,816,744	—	3,766,255,339	—	10,651,170
Global Bond Fund	122,759,402	111,057,163	63,870,775	2,668,970	—
Inflation Indexed Plus Bond Fund	17,779,189	9,844,555	19,321,764	430,479	—
International Bond Fund	76,863,821	64,150,485	23,770,142	1,153,684	—
Strategic Fixed Income Fund	—	218,762,613	517,231,428	533,333,333	—
World Opportunity Overlay Fund	—	439,788,868	7,361,175,767	199,647,599	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Inflation Indexed Plus Bond Fund	International Bond Fund	Short- Duration Collateral Fund	Short- Duration Collateral Share Fund	Special Purpose Holding Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunities Overlay Fund
Management Fee	0.25%	0.25%	0.25%	0.25%	0.10% (currently 0.05% waived)	0.35%	0.19%	0.25%	0.25%	—	0.05%	—	0.25%	0.08% (currently 0.08% waived)	—

146

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

In addition, each class of shares of certain Funds pay the Manager a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV	Class VI
Asset Allocation Bond Fund	0.15%			0.055%
Core Plus Bond Fund	0.15%		0.10%
Currency Hedged International Bond Fund	0.15%
Debt Opportunities Fund	0.15%	*		0.055%
Domestic Bond Fund	0.15%			0.055%
Emerging Country Debt Fund	0.15%		0.10%
Global Bond Fund	0.15%
Inflation Indexed Plus Bond Fund	0.15%			0.055%
International Bond Fund	0.15%
Short-Duration Collateral Share Fund	0.15%			0.055%	*
Strategic Fixed Income Fund	0.15%			0.055%

*Class	is offered but currently has no shareholders as of August 31, 2012.

For each Fund other than Global Bond Fund and Emerging Country Debt Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager. For Global Bond Fund, the Manager has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.06% of the Fund’s average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that charges a management fee, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2013 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

147

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

In addition to the contractual waivers and reimbursements described above, the Manager has voluntarily agreed to waive Domestic Bond Fund’s management fee by 0.05% and U.S. Treasury Fund’s entire management fee. The Manager may change or terminate these voluntary waivers at any time.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2012 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Asset Allocation Bond Fund	920	532
Core Plus Bond Fund	1,472	690
Currency Hedged International Bond Fund	460	116
Debt Opportunities Fund	1,840	582
Domestic Bond Fund	2,024	996
Emerging Country Debt Fund	16,112	5,332
Global Bond Fund	1,012	510
Inflation Indexed Plus Bond Fund	92	42
International Bond Fund	460	174
Short-Duration Collateral Fund	7,268	3,486
Short-Duration Collateral Share Fund	184	54
Special Purpose Holding Fund	—	5
Strategic Fixed Income Fund	16,468	7,492
U.S. Treasury Fund	16,192	6,484
World Opportunity Overlay Fund	5,612	2,458

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2012, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Asset Allocation Bond Fund	< 0.001%	0.000%	0.000%	< 0.001%
Core Plus Bond Fund	0.026%	0.004%	0.008%	0.038%
Currency Hedged International Bond Fund	0.020%	0.004%	0.009%	0.033%
Debt Opportunities Fund	< 0.001%	0.000%	0.000%	< 0.001%
Domestic Bond Fund	0.002%	0.000%	0.000%	0.002%
Emerging Country Debt Fund	< 0.001%	0.000%	0.001%	0.001%
Global Bond Fund	0.025%	0.004%	0.008%	0.037%
Inflation Indexed Plus Bond Fund	0.036%	0.004%	0.008%	0.048%
International Bond Fund	0.027%	0.004%	0.009%	0.040%
Short-Duration Collateral Share Fund	0.002%	0.000%	0.000%	0.002%
Special Purpose Holding Fund	24.10%	0.000%	0.000%	24.10%
Strategic Fixed Income Fund	0.020%	0.004%	0.009%	0.033%

148

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2012 are noted in the table below:

Fund Name	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	196,561,172	21,997,523	273,426,681	23,828,788
Core Plus Bond Fund	127,474,991	32,940,057	137,849,996	12,093,680
Currency Hedged International Bond Fund	1,055,765	7,257,362	1,071,061	7,600,000
Debt Opportunities Fund	66,016,362	250,846,860	703,893	70,798,050
Domestic Bond Fund	—	29,725,000	—	29,770,000
Emerging Country Debt Fund	91,184,906	116,888,201	82,582,235	367,113,326
Global Bond Fund	306,227	29,511,994	310,664	19,890,000
Inflation Indexed Plus Bond Fund	44,221	2,630,430	44,861	—
International Bond Fund	2,211,120	11,640,939	2,503,605	7,700,000
Short-Duration Collateral Fund	—	—	11,159,699	298,876,750
Short-Duration Collateral Share Fund	—	11,460,340	—	207,000
Special Purpose Holding Fund	—	—	—	—
Strategic Fixed Income Fund	—	294,000,000	—	855,512,961
World Opportunity Overlay Fund	55,061,192	—	113,261,946	40,973,760

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2012

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund (%)	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers (%)	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion (%)
Asset Allocation Bond Fund	3		91.17	< 0.01	99.94
Core Plus Bond Fund	4		95.17	0.06	16.26
Currency Hedged International Bond Fund	1		92.83	0.02	92.83
Debt Opportunities Fund	5	***	99.99	—	99.99
Domestic Bond Fund	3	*	89.12	—	99.53
Emerging Country Debt Fund	2		28.99	0.15	24.33
Global Bond Fund	2		47.42	0.05	51.96

149

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Fund Name	Number of shareholders that hold more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund (%)	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers (%)	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion (%)
Inflation Indexed Plus Bond Fund	1		72.63	1.43	7.31
International Bond Fund	3		77.89	4.72	19.17
Short-Duration Collateral Fund	2	**	76.69	—	100
Short-Duration Collateral Share Fund	3		90.59	62.47	0.00
Special Purpose Holding Fund	3	*	61.72	0.01	91.01
Strategic Fixed Income Fund	2	*	68.42	—	100.00
U.S. Treasury Fund	3	**	53.14	0.20	95.43
World Opportunity Overlay Fund	2	*	76.58	—	100

*	One of the shareholders is another fund of the Trust.
**	Each of the shareholders are other funds of the Trust.
***	Four of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds shares were as follows:

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount

Asset Allocation Bond Fund
Class III:
Shares sold	908,411	$22,269,420	2,215,003	$56,101,518
Shares issued to shareholders in reinvestment of distributions	33,254	807,729	230,723	5,670,371
Shares repurchased	(569,857)	(13,864,271)	(2,087,356)	(50,857,748)

Net increase (decrease)	371,808	$9,212,878	358,370	$10,914,141

Class VI:
Shares sold	393,078	$9,659,292	31,858,089	$788,397,938
Shares issued to shareholders in reinvestment of distributions	44,519	1,081,817	1,310,608	32,243,320
Shares repurchased	(3,925,826)	(95,619,413)	(47,990,770)	(1,177,931,307)

Net increase (decrease)	(3,488,229)	$(84,878,304)	(14,822,073)	$(357,290,049)

Core Plus Bond Fund
Class III:
Shares sold	—	$—	4,020	$28,545
Shares issued to shareholders in reinvestment of distributions	2,701	19,448	16,161	112,492
Shares repurchased	(1,198)	(8,545)	(15,816)	(119,000)

Net increase (decrease)	1,503	$10,903	4,365	$22,037

150

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount

Core Plus Bond Fund (continued)
Class IV:
Shares sold	362	$2,600	1,356,414	$10,062,352
Shares issued to shareholders in reinvestment of distributions	446,231	3,221,792	2,814,246	19,629,357
Shares repurchased	(1,159,267)	(8,381,505)	(2,957,566)	(22,064,008)

Net increase (decrease)	(712,674)	$(5,157,113)	1,213,094	$7,627,701

Currency Hedged International Bond Fund
Class III:
Shares sold	59,108	$490,000	471,508	$3,824,048
Shares issued to shareholders in reinvestment of distributions	—	—	620,745	5,015,623
Shares repurchased	(1,009,540)	(8,493,800)	(1,118,076)	(9,730,349)

Net increase (decrease)	(950,432)	$(8,003,800)	(25,823)	$(890,678)

	Six Months Ended August 31, 2012 (Unaudited)		Period Ended February 29, 2012**

	Shares	Amount	Shares	Amount

Debt Opportunities Fund
Class VI:
Shares sold	9,538,898	$245,042,899	8,051,773	$200,808,630
Shares issued to shareholders in reinvestment of distributions	145,920	3,735,553	102,964	2,525,709
Shares repurchased	(71,734)	(1,838,578)	(67,422)	(1,699,452)
Purchase premium fees	—	979,769	—	211,607
Redemption fees	—	3,033	—	7

Net increase (decrease)	9,613,084	$247,922,676	8,087,315	$201,846,501

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares*	Amount

Domestic Bond Fund
Class III:
Shares sold	—	$—	51,878	$1,676,175
Shares repurchased	—	—	(269,857)	(10,419,777)

Net increase (decrease)	—	$—	(217,979)	$(8,743,602)

Class VI:
Shares repurchased	—	$—	(116,863)	$(3,855,947)

Net increase (decrease)	—	$—	(116,863)	$(3,855,947)

151

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount

Emerging Country Debt Fund
Class III:
Shares sold	2,519,936	$24,187,232	7,669,279	$71,438,982
Shares issued to shareholders in reinvestment of distributions	899,164	8,596,009	4,252,151	37,652,708
Shares repurchased	(27,642,896)	(268,846,557)	(3,163,416)	(29,856,993)
Purchase premiums	—	276,950	—	165,257
Redemption fees	—	567,363	—	324,846

Net increase (decrease)	(24,223,796)	$(235,219,003)	8,758,014	$79,724,800

Class IV:
Shares sold	44,284,495	$430,277,532	15,656,039	$149,225,217
Shares issued to shareholders in reinvestment of distributions	2,190,264	20,938,924	7,261,391	64,263,789
Shares repurchased	(35,056,807)	(338,471,234)	(29,805,144)	(284,012,838)
Purchase premiums	—	692,174	—	288,269
Redemption fees	—	1,161,069	—	592,368

Net increase (decrease)	11,417,952	$114,598,465	(6,887,714)	$(69,643,195)

Global Bond Fund
Class III:
Shares sold	1,613,384	$13,080,136	322,587	$2,663,004
Shares issued to shareholders in reinvestment of distributions	73,333	596,200	839,897	6,689,283
Shares repurchased	(2,185,355)	(17,745,204)	(7,568,804)	(62,475,259)

Net increase (decrease)	(498,638)	$(4,068,868)	(6,406,320)	$(53,122,972)

Inflation Indexed Plus Bond Fund
Class III:
Shares sold	—	$—	3,224	$51,944
Shares issued to shareholders in reinvestment of distributions	9,834	146,826	141,617	2,358,963
Shares repurchased	(14,642)	(222,000)	(2,266,032)	(43,432,825)

Net increase (decrease)	(4,808)	$(75,174)	(2,121,191)	$(41,021,918)

Class VI:
Shares sold	—	$—	19,809	$331,132
Shares issued to shareholders in reinvestment of distributions	3,424	51,193	593,616	10,730,947
Shares repurchased	(266)	(4,000)	(4,485,795)	(82,262,582)

Net increase (decrease)	3,158	$47,193	(3,872,370)	$(71,200,503)

International Bond Fund
Class III:
Shares sold	74,024	$501,900	38,093	$262,096
Shares issued to shareholders in reinvestment of distributions	109,873	727,361	523,598	3,579,527
Shares repurchased	(43,840)	(296,391)	(5,547,956)	(40,034,597)

Net increase (decrease)	140,057	$932,870	(4,986,265)	$(36,192,974)

152

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount

Short-Duration Collateral Fund
Shares sold	—	$—	1,119,782	$9,650,000
Shares issued to shareholders in reinvestment of distributions	2,325,012	11,460,340	1,307,389	8,491,043
Shares repurchased	(271,403)	(1,232,882)	(5,539,245)	(40,053,185)

Net increase (decrease)	2,053,609	$10,227,458	(3,112,074)	$(21,912,142)

Short-Duration Collateral Share Fund
Class III:
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	1,651	30,884	21,292	382,888
Shares repurchased	(10,951)	(204,990)	(100,671)	(1,844,721)

Net increase (decrease)	(9,300)	$(174,106)	(79,379)	$(1,461,833)

	Period Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Special Purpose Holding Fund
Shares sold	—	—
Shares repurchased	—	—

Net decrease	—	—

Fund shares:
Beginning of period	554,071	554,071

End of period	554,071	554,071

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount

Strategic Fixed Income Fund
Class III:
Shares sold	181,660	$3,012,758	1,774,589	$28,197,030
Shares issued to shareholders in reinvestment of distributions	135,964	2,202,611	198,859	3,219,523
Shares repurchased	(1,250,754)	(20,282,456)	(2,153,263)	(34,749,893)
Purchase premiums	—	1,578	—	1,644
Redemption fees	—	62,383	—	9,163

Net increase (decrease)	(933,130)	$(15,003,126)	(179,815)	$(3,322,533)

Class VI:
Shares sold	1,397,630	$23,080,272	64,732,528	$1,041,991,741
Shares issued to shareholders in reinvestment of distributions	4,513,334	73,116,016	7,877,694	127,539,872
Shares repurchased	(51,641,616)	(844,435,812)	(86,853,614)	(1,419,217,661)
Purchase premiums	—	44,863	—	51,705
Redemption fees	—	1,661,208	—	345,632

Net increase (decrease)	(45,730,652)	$(746,533,453)	(14,243,392)	$(249,288,711)

153

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount

U.S. Treasury Fund
Shares sold	165,456,940	$4,136,425,032	221,793,362	$5,546,537,229
Shares issued to shareholders in reinvestment of distributions	23,658	591,443	26,809	670,323
Shares repurchased	(152,351,434)	(3,808,787,247)	(212,143,296)	(5,305,235,173)

Net increase (decrease)	13,129,164	$328,229,228	9,676,875	$241,972,379

World Opportunity Overlay Fund
Shares sold	109,722	$2,650,000	2,298,880	$52,352,107
Shares repurchased	(8,710,984)	(210,872,058)	(4,150,178)	(95,229,351)

Net increase (decrease)	(8,601,262)	$(208,222,058)	(1,851,298)	$(42,877,244)

*	Shares were adjusted to reflect a 1:9 reverse stock split effective January 17, 2012.
**	Period from October 3, 2011 (commencement of operations) through February 29, 2012.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Asset Allocation Bond Fund
U.S. Treasury Fund	$370,970	$17,601,014	$17,971,984	$1,033	$—	$—	$—

Core Plus Bond Fund
Emerging Country Debt Fund, Class IV	$8,944,682	$247,052	$—	$247,052	$—	$—	$9,662,418
Short-Duration Collateral Fund	44,205,643	—	—	247,715	—	13,142,293	33,450,914
Special Purpose Holding Fund	46,929	—	—	—	—	—	59,131
U.S. Treasury Fund	54,757,597	32,230,347	9,900,000	30,347	—	—	77,087,944
World Opportunity Overlay Fund	48,730,950	—	—	—	—	—	50,335,010

Totals	$156,685,801	$32,477,399	$9,900,000	$525,114	$—	$13,142,293	$170,595,417

Currency Hedged International Bond Fund
Emerging Country Debt Fund, Class IV	$2,653,854	$73,299	$—	$73,299	$—	$—	$2,866,804
Short-Duration Collateral Fund	15,990,980	—	—	89,609	—	4,754,102	12,100,557
Special Purpose Holding Fund	2,748	—	—	—	—	—	3,462
U.S. Treasury Fund	6,113,892	7,052,769	7,600,000	2,769	—	—	5,566,541
World Opportunity Overlay Fund	14,393,171	—	—	—	—	—	14,866,946

Totals	$39,154,645	$7,126,068	$7,600,000	$165,677	$—	$4,754,102	$35,404,310

Debt Opportunities Fund
U.S. Treasury Fund	$5,700,337	$30,101,971	$17,801,578	$2,845	$—	$—	$18,000,730

154

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Domestic Bond Fund
Short-Duration Collateral Fund	$271,648,602	$—	$—	$1,522,237	$—	$80,760,854	$205,559,596
Special Purpose Holding Fund	741	—	—	—	—	—	934
U.S. Treasury Fund	11,160,351	29,725,000	29,770,000	2,686	—	—	11,115,351

Totals	$282,809,694	$29,725,000	$29,770,000	$1,524,923	$—	$80,760,854	$216,675,881

Emerging Country Debt Fund
Short-Duration Collateral Fund	$23,697,448	$—	$—	$132,793	$—	$7,045,228	$17,932,129
Special Purpose Holding Fund	10,705	—	—	—	—	—	13,488
U.S. Treasury Fund	31	—	—	—	—	—	31
World Opportunity Overlay Fund	36,370,768	—	—	—	—	—	37,567,973

Totals	$60,078,952	$—	$—	$132,793	$—	$7,045,228	$55,513,621

Global Bond Fund
Emerging Country Debt Fund, Class IV	$6,142,346	$734,736	$—	$184,735	$—	$—	$7,225,149
Short-Duration Collateral Fund	46,924,424	—	—	262,950	—	13,950,584	35,508,247
Special Purpose Holding Fund	22,919	—	—	—	—	—	28,878
U.S. Treasury Fund	5,678,525	25,904,232	15,850,000	4,232	—	—	15,732,877
World Opportunity Overlay Fund	33,933,220	2,550,000	4,040,000	—	—	—	33,495,666

Totals	$92,701,434	$29,188,968	$19,890,000	$451,917	$—	$13,950,584	$91,990,817

Inflation Indexed Plus Bond Fund
Emerging Country Debt Fund, Class IV	$990,156	$27,348	$—	$27,348	$—	$—	$1,069,608
Short-Duration Collateral Fund	7,977,269	—	—	44,702	—	2,371,634	6,036,491
Special Purpose Holding Fund	14,459	—	—	—	—	—	18,219
U.S. Treasury Fund	906,921	2,550,980	—	980	—	—	3,457,900
World Opportunity Overlay Fund	5,369,586	—	—	—	—	—	5,546,335

Totals	$15,258,391	$2,578,328	$—	$73,030	$—	$2,371,634	$16,128,553

International Bond Fund
Emerging Country Debt Fund, Class IV	$2,611,090	$97,804	$—	$72,804	$—	$—	$2,847,424
Short-Duration Collateral Fund	23,723,942	—	—	132,942	—	7,053,104	17,952,178
Special Purpose Holding Fund	18,733	—	—	—	—	—	23,603
U.S Treasury Fund	2,252,700	7,851,071	7,700,000	1,071	—	—	2,405,011
World Opportunity Overlay Fund	14,575,940	100,000	—	—	—	—	15,158,509

Totals	$43,182,405	$8,048,875	$7,700,000	$206,817	$—	$7,053,104	$38,386,725

Short-Duration Collateral Share Fund
Short-Duration Collateral Fund	$33,067,148	$11,460,340	$207,000	$212,016	$—	$11,248,324	$35,328,473

Strategic Fixed Income Fund
Emerging Country Debt Fund, Class IV	$94,657,168	$—	$27,830,000	$1,836,241	$—	$—	$69,882,638
Short-Duration Collateral Fund	628,153,719	—	—	3,519,985	—	186,749,463	475,331,085
U.S. Treasury Fund	775,731,079	294,000,000	663,200,000	286,016	—	—	406,529,680
World Opportunity Overlay Fund	571,618,774	—	149,560,000	—	—	—	437,481,077

Totals	$2,070,160,740	$294,000,000	$840,590,000	$5,642,242	$—	$186,749,463	$1,389,224,480

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through August 31, 2012 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

155

GMO Trust Funds

Board Review of Management Agreements

August 31, 2012 (Unaudited)

Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees observed that the Fund’s performance is intended to complement the strategies being pursued by the Manager in GMO’s asset allocation funds and GMO’s separate accounts and noted that the Fund is not a standalone investment. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the

156

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Core Plus Bond Fund

Approval of renewal of management agreement for GMO Core Plus Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

157

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Currency Hedged International Bond Fund

Approval of renewal of management agreement for GMO Currency Hedged International Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van

158

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the

159

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Debt Opportunities Fund

Approval of renewal of management agreement for GMO Debt Opportunities Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

Since the Fund only recently commenced operations, the Trustees were unable to consider its performance for a full fiscal year. However, the Trustees considered the qualifications, experience and expertise of the Fixed Income Division personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. Since the Fund only recently commenced operations, the Trustees were unable to review the Manager’s profitability with respect to the Fund. The Trustees did, however, consider how the fees compared to fees paid by other GMO funds and so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. As the Fund only recently commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

160

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Domestic Bond Fund

Approval of renewal of management agreement for GMO Domestic Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s

161

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

162

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance

163

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Global Bond Fund

Approval of renewal of management agreement for GMO Global Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO

164

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Inflation Indexed Plus Bond Fund

Approval of renewal of management agreement for GMO Inflation Indexed Plus Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

165

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

166

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

International Bond Fund

Approval of renewal of management agreement for GMO International Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and

167

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Short-Duration Collateral Fund

Approval of renewal of management agreement for GMO Short-Duration Collateral Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

168

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement. The Trustees also considered so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Short-Duration Collateral Share Fund

Approval of renewal of management agreement for GMO Short-Duration Collateral Share Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees noted that the Fund invests substantially all of its assets in another series of the Trust, GMO Short-Duration Collateral Fund (“SDCF”), and, therefore, that the Fund’s investment objective and principal investment strategies are identical to those of SDCF. The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing SDCF’s portfolio and the level of skill required. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

169

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees also considered the Fund’s and SDCF’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s and SDCF’s performance, as well as factors identified by the Manager as contributing to the Fund’s and SDCF’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s and SDCF’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage SDCF’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements, and noted that SDCF does not pay a management fee to the Manager. The Trustees also noted that the Fund’s expense ratio reflects total expenses payable by the Fund and SDCF. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage SDCF. The Trustees also reviewed information provided by the Manager regarding the combined profits it realized on the services (excluding distribution services) it provided to the Fund and SDCF, and profits it realized on the management and shareholder services (excluding distribution services) it provided to other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of SDCF (which does not pay a management fee to the Manager) and other mutual funds in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the Fund’s agreement appropriately reflected any economies of scale associated with managing the Fund and SDCF. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and SDCF and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund, SDCF, and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund and SDCF with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund and SDCF, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

170

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Special Purpose Holding Fund

Approval of renewal of management agreement for GMO Special Purpose Holding Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

At a meeting held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement. The Trustees also took note of the fact that the Fund serves as a limited purpose holding vehicle for litigation-related receivables, and does not make any new investments.

The Trustees considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage. The Trustees noted that, because of the limited nature of the Fund’s investment program, no comparable accounts managed by the Manager or other funds managed by other managers existed to which the Fund could be compared for purposes of evaluating the Fund’s performance.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered the extent and quality of the resources, including human resources, brought to bear by the Manager, the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services, the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the GMO funds and the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees).

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements.

Due to the limited scope of the Fund’s operations and the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement, the Trustees did not consider comparative performance and expense information regarding the Fund, economies of scale, profitability of the Manager or other factors that might be considered relevant in other circumstances.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Strategic Fixed Income Fund

Approval of renewal of management agreement for GMO Strategic Fixed Income Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

171

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees observed that the Fund’s performance is intended to complement the strategies being pursued by the Manager in GMO’s asset allocation funds and GMO’s separate accounts and noted that the Fund is not a standalone investment. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

172

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management agreement. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees noted

173

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

World Opportunity Overlay Fund

Approval of renewal of management agreement for GMO World Opportunity Overlay Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by,

174

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement. The Trustees also considered so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

175

GMO Trust

(A Series of GMO Trust)

Fund Expenses

August 31, 2012 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2012.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 through August 31, 2012.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*	Annualized Net Expense Ratio
Asset Allocation Bond Fund
Class III	$1,000.00	$1,004.60	$2.02	$1,000.00	$1,023.19	$2.04	0.40%
Class VI	$1,000.00	$1,004.70	$1.57	$1,000.00	$1,023.64	$1.58	0.31%
Core Plus Bond Fund
Class III	$1,000.00	$1,051.90	$2.17	$1,000.00	$1,023.09	$2.14	0.42%
Class IV	$1,000.00	$1,051.90	$1.91	$1,000.00	$1,023.34	$1.89	0.37%
Currency Hedged International Bond Fund
Class III	$1,000.00	$1,045.50	$2.11	$1,000.00	$1,023.14	$2.09	0.41%
Debt Opportunities Fund
Class VI	$1,000.00	$1,057.00	$1.61	$1,000.00	$1,023.64	$1.58	0.31%
Domestic Bond Fund
Class III	$1,000.00	$1,061.10	$1.04	$1,000.00	$1,024.20	$1.02	0.20%
Class VI	$1,000.00	$1,061.20	$0.57	$1,000.00	$1,024.65	$0.56	0.11%
Emerging Country Debt Fund
Class III	$1,000.00	$1,078.90	$3.41	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$1,080.20	$3.15	$1,000.00	$1,022.18	$3.06	0.60%
Global Bond Fund
Class III	$1,000.00	$1,041.30	$2.16	$1,000.00	$1,023.09	$2.14	0.42%
Inflation Indexed Plus Bond Fund
Class III	$1,000.00	$1,068.00	$2.24	$1,000.00	$1,023.04	$2.19	0.43%
Class VI	$1,000.00	$1,068.60	$1.77	$1,000.00	$1,023.49	$1.73	0.34%
International Bond Fund
Class III	$1,000.00	$1,042.70	$2.16	$1,000.00	$1,023.09	$2.14	0.42%

176

GMO Trust

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2012 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*	Annualized Net Expense Ratio
Short-Duration Collateral Fund
Core Shares	$1,000.00	$1,075.00	$0.00	$1,000.00	$1,025.21	$0.00	0.00%	**
Short-Duration Collateral Share Fund
Class III	$1,000.00	$1,073.70	$1.05	$1,000.00	$1,024.20	$1.02	0.20%
Special Purpose Holding Fund
Core Shares	$1,000.00	$1,265.30	$137.61	$1,000.00	$903.72	$115.64	24.10%
Strategic Fixed Income Fund
Class III	$1,000.00	$1,050.10	$2.12	$1,000.00	$1,023.14	$2.09	0.41%
Class VI	$1,000.00	$1,050.20	$1.65	$1,000.00	$1,023.59	$1.63	0.32%
U.S. Treasury Fund
Core Shares	$1,000.00	$1,000.50	$0.00	$1,000.00	$1,025.21	$0.00	0.00%	**
World Opportunity Overlay Fund
Core Shares	$1,000.00	$1,032.90	$0.20	$1,000.00	$1,025.00	$0.20	0.04%

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2012, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.
**	Annualized net expense ratios are less than 0.01%.

177

GMO Trust

Semiannual Report

August 31, 2012

Emerging Countries Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

Taiwan Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

i

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Emerging Countries Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	86.2%
Preferred Stocks	10.8
Investment Funds	1.2
Mutual Funds	0.6
Short-Term Investments	0.3
Rights/Warrants	0.0 ^
Other	0.9

100.0%

Country Summary*	% of Investments
Brazil	17.4%
Russia	14.5
China	13.7
South Korea	11.1
Taiwan	6.1
India	5.4
Indonesia	5.4
Thailand	5.0
Turkey	4.3
South Africa	3.2
Mexico	3.1
Poland	2.4
Philippines	2.1
Egypt	2.0
Czech Republic	1.8
Malaysia	0.6
United Kingdom	0.6
United States	0.5
Chile	0.3
Hungary	0.2
Morocco	0.2
Sri Lanka	0.1

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	19.0%
Banks	18.4
Telecommunication Services	16.7
Materials	12.5
Capital Goods	4.3
Technology Hardware & Equipment	3.4
Semiconductors & Semiconductor Equipment	3.4
Automobiles & Components	3.3
Utilities	2.9
Software & Services	2.8
Diversified Financials	2.2
Food, Beverage & Tobacco	2.0
Insurance	1.5
Real Estate	1.3
Consumer Durables & Apparel	1.3
Food & Staples Retailing	0.8
Media	0.8
Retailing	0.7
Transportation	0.6
Pharmaceuticals, Biotechnology & Life Sciences	0.5
Health Care Equipment & Services	0.5
Household & Personal Products	0.5
Commercial & Professional Services	0.4
Consumer Services	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETF’s, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 86.2%

	Brazil — 8.8%
2,000	Amil Participacoes SA	20,297
196,200	Banco do Brasil SA	2,240,463
12,100	Banco Santander Brasil SA	92,990
97,400	Banco Santander Brasil SA ADR	738,292
100,800	BM&FBOVESPA SA	533,819
8,100	BR Malls Participacoes SA	100,956
10,600	BR Properties SA	128,982
20,700	Brasil Brokers Participacoes SA	67,508
1,000	Centrais Eletricas Brasileiras SA ADR	9,050
16,870	Centrais Eletricas Brasileiras SA Sponsored ADR	109,655
3,709	Cia de Saneamento Basico do Estado de Sao Paulo	156,772
300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	25,533
4,200	Cia Hering	91,763
36,060	Cielo SA	1,066,043
3,200	Companhia de Bebidas das Americas	100,529
6,000	Companhia de Concessoes Rodoviarias	53,914
8,600	Companhia de Saneamento de Minas Gerais-Copasa MG *	205,478
12,175	Companhia Energetica de Minas Gerais Sponsored ADR	206,975
40,400	Cyrela Brazil Realty SA	328,590
13,900	Duratex SA	83,610
4,800	Ecorodovias Infraestrutura e Logistica SA	39,844
33,200	Electrobras (Centro)	212,948
16,900	Embraer SA ADR	455,455
14,000	Empresa Brasileira de Aeronautica SA	96,556
5,300	Fleury SA	57,572
88,300	Gafisa SA *	176,174
19,400	Gafisa SA ADR *	79,734
64,500	Gerdau SA	470,269
1,000	Gol Linhas Aereas Inteligentes SA ADR *	4,800
12,500	JBS SA *	35,531
11,400	Localiza Rent a Car SA	201,054
3,600	Lojas Renner SA	118,682
12,500	MMX Mineracao e Metalicos SA *	33,561
8,500	Multiplan Empreendimentos Imobiliarios SA	217,326
27,300	Multiplus SA	580,994
8,400	OdontoPrev SA	45,519
79,830	Petroleo Brasileiro SA (Petrobras) ADR	1,687,606
13,200	Qualicorp SA *	129,731
31,900	Redecard SA	527,240
4,845	Sul America SA	34,418
9,100	Tim Participacoes SA	36,178
2,000	Totvs SA	38,869
15,600	Ultrapar Participacoes SA	333,534
12,400	Ultrapar Participacoes SA Sponsored ADR	271,312

Shares	Description	Value ($)
	Brazil — continued
15,900	Vale SA	264,595
112,300	Vale SA Sponsored ADR	1,838,351

	Total Brazil	14,349,072

	Chile — 0.3%
922	Cia Cervecerias Unidas SA	12,056
500	Compania Cervecerias Unidas ADR	32,545
560	Embotelladora Andina SA ADR Class B	18,435
15,077	Empresa National de Telecomunicaciones SA	290,383
5,258	Empresas COPEC SA	75,859
1,790	Latam Airlines Group SA *	40,564

	Total Chile	469,842

	China — 13.3%
8,000	AAC Technologies Holdings Inc	27,377
252,000	Air China Ltd Class H	152,225
2,100	Baidu Inc Sponsored ADR *	234,024
2,757,000	Bank of China Ltd Class H	1,006,456
559,100	Bank of Communications Co Ltd Class H	367,662
68,500	BBMG Corp Class H	41,998
19,000	Beijing Enterprises Holdings Ltd	125,979
617,000	China CITIC Bank Corp Class H	295,662
253,900	China Coal Energy Co Ltd Class H	212,262
503,160	China Communication Services Corp Ltd Class H	280,289
1,235,840	China Communications Construction Co Ltd Class H	955,316
762,000	China Construction Bank Class H	502,621
700	China Life Insurance Co Ltd ADR	28,315
325,000	China Life Insurance Co Ltd Class H	878,950
28,000	China Merchants Holdings International Co Ltd	80,832
209,500	China Minsheng Banking Corp Ltd	171,529
552,964	China Mobile Ltd	5,918,773
9,782	China Mobile Ltd Sponsored ADR	525,196
162,000	China Overseas Land & Investment Ltd	367,268
84,400	China Pacific Insurance Group Co Ltd	252,022
1,263,083	China Petroleum & Chemical Corp Class H	1,193,127
26,000	China Resources Land Ltd	50,446
300	China Telecom Corp Ltd ADR	16,737
1,935,900	China Telecom Corp Ltd Class H	1,075,071
90,000	China Unicom Hong Kong Ltd	142,455
1,900	China Unicom Hong Kong Ltd ADR	30,134
110,000	China Yurun Food Group Ltd *	67,617
315,200	Citic Pacific Ltd	386,829
540,000	CNOOC Ltd	1,034,196
1,480	CNOOC Ltd ADR	280,312
150,000	Cosco Pacific Ltd	186,633
625	Country Garden Holdings Co	221
83,000	Dongfeng Motor Group Co Ltd Class H	108,277
32,500	Great Wall Motor Co Ltd Class H	73,980

2	See accompanying notes to the financial statements.

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	China — continued
74,800	Guangzhou R&F Properties Co Ltd Class H	87,124
22,500	Hengan International Group Co Ltd	226,074
318,000	Hopson Development Holdings Ltd *	199,082
1,865,000	Industrial and Commercial Bank of China Ltd Class H	1,018,349
11,600	Inner Mongolia Yitai Coal Co Class B	63,271
110,000	Kunlun Energy Company Ltd	188,927
1,800	Netease.Com Inc ADR *	93,726
1,100	PetroChina Co Ltd ADR	132,330
536,653	PetroChina Co Ltd Class H	650,574
310,600	PICC Property & Casualty Co Ltd Class H *	375,642
51,000	Ping An Insurance (Group) Co of China Ltd Class H	370,260
82,000	Shanghai Industrial Holdings Ltd	226,565
41,000	Shimao Property Holdings Ltd	62,263
102,251	Sino-Ocean Land Holdings Ltd	46,112
44,000	Sun Art Retail Group Ltd	55,616
24,000	Want Want China Holdings Ltd	29,894
758,000	Yangzijiang Shipbuilding Holdings Ltd	600,695
134,000	Yanzhou Coal Mining Co Ltd Class H	192,934
700	Yanzhou Coal Mining Co Ltd Sponsored ADR	10,094
190,000	Zijin Mining Group Co Ltd Class H	60,049

	Total China	21,760,372

	Czech Republic — 1.8%
41,279	CEZ AS	1,620,427
4,043	Komercni Banka AS	786,143
3,575	Pegas Nonwovens SA	82,103
356	Philip Morris CR AS	203,057
10,376	Telefonica 02 Czech Republic AS	220,149

	Total Czech Republic	2,911,879

	Egypt — 1.9%
14,835	Alexandria Mineral Oils Co	192,467
103,015	Commercial International Bank	507,022
2,693	EFG-Hermes Holding GDR *	10,178
33,442	EFG-Hermes Holding SAE *	66,932
73,956	Egyptian Kuwaiti Holding Co SAE	94,467
36,806	ElSwedy Electric Co	143,491
9,248	Orascom Construction Industries	415,832
136,655	Orascom Telecom Holding SAE *	81,099
180,125	Orascom Telecom Holding SAE GDR (Registered Shares) *	528,492
662,394	Orascom Telecom Media And Technology Holding SAE	61,725
99,418	Orascom Telecom Media and Technology Holding SAE GDR	43,545
19,791	Oriental Weavers Co	69,979
40,877	Sidi Kerir Petrochemicals Co	89,234

Shares	Description	Value ($)
	Egypt — continued
131,908	South Valley Cement *	100,980
391,579	Talaat Moustafa Group *	297,111
176,426	Telecom Egypt	407,629

	Total Egypt	3,110,183

	Hungary — 0.2%
451	Egis Gyogyszergyar Nyrt	33,058
64,312	Magyar Telekom Nyrt	121,790
1,125	MOL Hungarian Oil and Gas PLC	82,703
9,214	OTP Bank Nyrt	145,610

	Total Hungary	383,161

	India — 5.2%
1,532	ACC Ltd	35,983
26,300	Ambuja Cements Ltd	87,957
44,823	Aurobindo Pharma Ltd	89,921
2,418	Axis Bank Ltd	43,140
15,547	Bank of Baroda	176,869
16,554	Bank of India	75,878
3,325	Cadila Healthcare Ltd	54,280
64,229	Cairn India Ltd *	391,187
28,013	Canara Bank Ltd	160,691
24,176	Cipla Ltd	163,787
2,876	Coal India Ltd	18,152
10,935	Dewan Housing Finance Corp Ltd	33,245
15,883	GAIL India Ltd	102,039
5,163	Grasim Industries Ltd (a)	292,133
15,612	HCL Technologies Ltd	152,823
9,009	HDFC Bank Ltd	96,416
5,900	HDFC Bank Ltd ADR	198,122
129,336	Hindalco Industries Ltd	242,509
11,238	Hindustan Petroleum Corp Ltd	60,140
12,911	Hindustan Zinc Ltd	29,120
4,396	ICICI Bank Ltd	71,458
14,279	Indian Oil Corp Ltd	62,316
14,056	IndusInd Bank Ltd (a)	80,757
8,819	Infosys Technologies Ltd	375,128
12,360	Infosys Technologies Ltd Sponsored ADR	525,671
39,234	Infrastructure Development Finance Co Ltd	94,891
6,140	ITC Ltd	29,577
4,525	JSW Steel Ltd	56,448
19,295	Kotak Mahindra Bank Ltd	199,080
21,759	LIC Housing Finance Ltd	93,664
5,393	Lupin Ltd	57,759
1,252	Maruti Suzuki India Ltd	25,647
25,799	Mphasis Ltd	179,335
97,623	Oil & Natural Gas Corp Ltd	487,488
26,641	Power Finance Corp	77,176
12,732	Power Grid Corp of India Ltd	27,489

See accompanying notes to the financial statements.	3

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	India — continued
15,764	Punjab National Bank Ltd (a)	193,583
3,395	Reliance Industries Ltd	46,752
478	Reliance Industries Ltd Sponsored GDR, 144A	13,043
76,755	Rural Electrification Corp Ltd	262,197
114,867	Sesa Goa Ltd	354,483
150,858	Shree Renuka Sugars Ltd	82,992
8,083	State Bank of India	267,091
89,438	Steel Authority of India Ltd	126,590
132,831	Sterlite Industries India Ltd	231,295
3,100	Sterlite Industries India Ltd ADR	21,886
7,098	Sun TV Network Ltd	36,731
35,834	Tata Consultancy Services Ltd	865,296
53,559	Tata Motors Ltd	225,900
21,099	Tata Motors Ltd Class A	51,676
2,400	Tata Motors Ltd Sponsored ADR	50,688
35,961	Tata Steel Ltd	233,537
5,915	Ultratech Cement Ltd	179,710
29,470	Union Bank of India	82,651
34,112	Wipro Ltd	222,912
7,900	Wipro Ltd ADR	61,462

	Total India	8,558,751

	Indonesia — 5.2%
4,568,500	Astra International Tbk PT	3,240,665
65,500	Bank Central Asia Tbk PT	53,258
212,316	Bank Danamon Indonesia Tbk PT	133,611
1,041,672	Bank Mandiri Tbk PT	854,248
1,051,000	Bank Rakyat Indonesia Persero Tbk PT	767,717
253,500	Bumi Resources Tbk PT	18,618
84,000	Charoen Pokphand Indonesia Tbk PT	23,846
161,500	Indofood Sukses Makmur Tbk PT	91,544
114,000	Indosat Tbk PT	61,087
237,500	International Nickel Indonesia Tbk PT	57,347
38,000	Jasa Marga PT	22,944
72,000	Kalbe Farma Tbk PT	29,292
997,500	Media Nusantara Citra Tbk PT	222,650
1,832,000	Perusahaan Gas Negara PT	711,697
279,500	Semen Gresik Persero Tbk PT	364,156
33,000	Tambang Batubara Bukit Asam Tbk PT	50,606
1,082,000	Telekomunikasi Indonesia Tbk PT	1,056,435
16,300	Telekomunikasi Indonesia Tbk PT Sponsored ADR	629,180
45,375	United Tractors Tbk PT	95,667

	Total Indonesia	8,484,568

	Malaysia — 0.6%
140,180	AMMB Holdings Berhad	284,821
66,500	Genting Malaysia Berhad	75,105

Shares	Description	Value ($)
	Malaysia — continued
57,534	Hong Leong Bank Berhad	248,057
99,034	Landmarks Berhad *	30,583
48,500	Petronas Chemicals Group Berhad	100,692
16,900	Public Bank Berhad	77,464
40,100	Sime Darby Berhad	125,883
8,100	UMW Holdings Berhad	26,436

	Total Malaysia	969,041

	Mexico — 3.0%
439,100	America Movil SAB de CV Class L	562,019
113,640	America Movil SAB de CV Class L ADR	2,908,048
85,700	Corporaction GEO SAB de CV Series B *	87,622
9,200	Fomento Economico Mexicano SA de CV	77,899
800	Fomento Economico Mexicano Sponsored ADR	67,600
82,200	Grupo Financiero Banorte SAB de CV Class O	418,477
3,200	Grupo Modelo SA de CV Class C	29,049
10,000	Grupo Televisa SAB Sponsored ADR	229,800
38,500	Grupo Televisa SAB Series CPO	176,116
41,200	Kimberly-Clark de Mexico SAB de CV (Series A)	84,217
88,700	Wal-Mart de Mexico SAB de CV Class V	237,137

	Total Mexico	4,877,984

	Morocco — 0.2%
25,306	Maroc Telecom	316,510

	Philippines — 2.0%
444,200	Alliance Global Group Inc	124,590
308,460	BDO Unibank Inc *	448,313
8,145	Globe Telecom Inc	221,487
2,118,500	Lopez Holding Corp	257,031
197,557	Metropolitan Bank & Trust Co	428,360
16,445	Philippine Long Distance Telephone Co	1,070,402
8,672	Philippine Long Distance Telephone Co Sponsored ADR	557,610
69,800	Universal Robina Corp	101,204
315,000	Vista Land & Lifescapes Inc	32,627

	Total Philippines	3,241,624

	Poland — 2.3%
4,932	Asseco Poland SA	65,924
938	Bank Handlowy W Warszawie SA	22,104
3,519	Bank Pekao SA	159,652
428	BRE Bank *	39,328
3,930	Grupa Lotos SA *	31,318
3,923	Jastrzebska Spolka Weglowa SA	103,693
60,614	KGHM Polska Miedz SA	2,373,998

4	See accompanying notes to the financial statements.

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Poland — continued
25,819	Powszechna Kasa Oszczednosci Bank Polski SA	276,908
1,764	Powszechny Zaklad Ubezpieczen SA	183,595
96,612	Tauron Polska Energia SA	142,221
83,774	Telekomunikacja Polska SA	419,143

	Total Poland	3,817,884

	Russia — 12.2%
10,758	Cherepovets MK Severstal GDR (Registered Shares)	121,858
4,337	Eurasia Drilling Co Ltd GDR	129,999
61,941	Gazprom Neft Class S	289,840
6,614	Gazprom Neft JSC Sponsored ADR	155,508
508,237	Gazprom OAO Sponsored ADR	4,891,572
46,022	KamAZ *	55,912
69,942	Lukoil OAO Sponsored ADR	3,961,529
12,700	Magnit OJSC Sponsored GDR	404,433
37,590	Mechel Sponsored ADR	215,391
55,675	MMC Norilsk Nickel JSC ADR	812,624
22,200	Mobile Telesystems Sponsored ADR	408,702
4,918	Novolipetsk Steel GDR (Registered Shares)	88,653
221,806	Rosneft OJSC GDR (Registered Shares)	1,307,303
39,271	Rostelecom	149,983
278,205	Sberbank Sponsored ADR	3,185,205
4,926	Sistema JSFC Sponsored GDR (Registered Shares)	96,913
179,486	Surgutneftegas Sponsored ADR	1,552,418
39,154	Tatneft Sponsored ADR	1,492,762
2,482	Uralkali Sponsored GDR (Registered Shares)	95,794
148,770	VTB Bank OJSC GDR (Registered Shares)	484,615

	Total Russia	19,901,014

	South Africa — 3.1%
15,099	Absa Group Ltd	255,004
9,216	African Bank Investments Ltd	35,582
1,140	African Rainbow Minerals Ltd	19,890
13,677	Aspen Pharmacare Holdings Ltd	233,360
77,580	Aveng Ltd	283,763
8,838	Bidvest Group Ltd	214,178
1,295	Exxaro Resources Ltd	22,998
143,059	FirstRand Ltd	466,456
76,235	Growthpoint Properties Ltd	248,755
14,372	Imperial Holdings Ltd	348,786
7,201	JSE Ltd	60,517
1,528	Kumba Iron Ore Ltd	87,213
3,501	Mr Price Group Ltd	56,653
10,089	MTN Group Ltd	188,098
18,728	Murray & Roberts Holdings Ltd *	48,533
3,443	Naspers Ltd N Shares	199,769
6,801	Nedbank Group Ltd	149,374

Shares	Description	Value ($)
	South Africa — continued
12,079	Netcare Ltd	25,192
22,891	Remgro Ltd	391,309
111,122	RMB Holdings Ltd	480,250
7,023	Shoprite Holdings Ltd	141,010
5,094	Standard Bank Group Ltd	67,153
175,608	Steinhoff International Holdings Ltd *	547,749
43,027	Telkom South Africa Ltd *	98,138
2,908	Tiger Brands Ltd	95,703
9,168	Wilson Bayly Holmes-Ovcon Ltd	143,668
28,191	Woolworths Holdings Ltd	201,004

	Total South Africa	5,110,105

	South Korea — 10.0%
4,914	Celltrion Inc	131,172
2,417	Cheil Industries Inc	221,461
8,060	Daewoo Securities Co Ltd	80,488
2,820	Daewoo Shipbuilding & Marine Engineering Co Ltd	60,993
12,762	DGB Financial Group Inc	148,034
586	GS Engineering & Construction Corp	36,455
3,320	GS Holdings Corp	191,504
22,872	Hana Financial Group Inc	687,483
13,347	Hanwha Corp	389,846
1,350	Hyosung Corp	72,661
1,488	Hyundai Heavy Industries Co Ltd	305,616
1,308	Hyundai Mobis	356,106
2,467	Hyundai Motor Co	525,398
4,593	Hyundai Steel Co	339,953
484	Hyundai Wia Corp	77,164
48,365	Industrial Bank of Korea	516,293
8,987	INTOPS Co Ltd	143,953
18,730	KB Financial Group Inc	608,865
1,200	KB Financial Group Inc ADR	38,832
4,486	Kia Motors Corp	294,139
98,100	Korea Exchange Bank *	741,810
2,646	Korea Investment Holdings Co Ltd	89,404
419	Korea Zinc Co Ltd	151,590
520	Korean Air Lines Co Ltd *	21,862
16,720	KT Corp	507,788
29,300	KT Corp Sponsored ADR	442,723
1,366	KT&G Corp	103,354
1,283	LG Chem Ltd	342,673
895	LG Corp	49,634
56	LG Household & Health Care Ltd	30,762
33,808	LG Uplus Corp	227,076
28	ORION Corp	22,762
5,441	POSCO	1,771,361
977	POSCO ADR	79,626
47,580	Samho International Co Ltd *	74,320

See accompanying notes to the financial statements.	5

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
2,700	Samsung Heavy Industries Co Ltd	89,046
2,085	Samsung Life Insurance Co Ltd	177,650
2,109	Samsung Techwin Co Ltd	132,979
2,423	Samsung Electronics Co Ltd	2,644,177
16,687	Shinhan Financial Group Co Ltd	521,998
5,701	SK Innovation Co Ltd	828,030
1,029	SK Telecom Co Ltd	132,789
66,639	SK Telecom Co Ltd ADR	955,603
848	SK Holdings Co Ltd	125,585
88,376	Woori Finance Holdings Co Ltd	846,938

	Total South Korea	16,337,956

	Sri Lanka — 0.1%
133,921	Hatton National Bank Plc	143,129

	Taiwan — 5.9%
59,000	Acer Inc *	52,396
66,599	Asia Cement Corp	76,757
60,871	Asustek Computer Inc	610,749
347,000	AU Optronics Corp *	106,574
2,400	AU Optronics Corp Sponsored ADR *	7,272
180,884	Chunghwa Telecom Co Ltd	545,819
1,199,577	Compal Electronics Inc	1,056,120
80,000	Delta Electronics Inc	273,859
94,760	Far Eastern Textile Co Ltd	100,129
370,314	Far Eastone Telecommunications Co Ltd	916,328
226,600	Hon Hai Precision Industry Co Ltd	645,006
10,000	HTC Corp	86,582
509,000	Innolux Display Corp *	163,678
264,669	Lite-On Technology Corp	321,492
720	Mega Financial Holding Co Ltd	545
19,289	Nan Ya Plastics Corp	36,388
21,793	Novatek Microelectronics Corp Ltd	70,553
125,000	Pegatron Corp	157,575
140,100	Powertech Technology Inc	265,586
830,200	ProMOS Technologies Inc (a) *	—
390,715	Quanta Computer Inc	1,013,901
72,000	Sinopac Holdings Co	28,751
267,898	Taishin Financial Holding Co Ltd	102,969
246,928	Taiwan Mobile Co Ltd	915,862
350,660	Taiwan Semiconductor Manufacturing Co Ltd	982,064
557,000	United Microelectronics Corp	223,848
20,400	United Microelectronics Corp Sponsored ADR	41,412
688,664	Wistron Corp	773,612
16,000	Yungtay Engineering Co Ltd	28,636

	Total Taiwan	9,604,463

Shares	Description	Value ($)
	Thailand — 4.8%
169,590	Advanced Info Service Pcl (Foreign Registered)	1,176,870
57,600	Airports of Thailand Pcl (Foreign Registered)	123,682
513,888	Asian Property Development Pcl (Foreign Registered)	132,090
13,000	Bangkok Bank Pcl (Foreign Registered) (a)	80,159
66,750	Bangkok Bank Pcl NVDR	400,922
147,200	Bangkok Dusit Medical Service Pcl (Foreign Registered)	485,976
346,600	Bank of Ayudhya Pcl NVDR	351,438
29,750	Banpu Pcl (Foreign Registered)	427,770
59,600	BEC World Pcl (Foreign Registered)	98,926
312,100	Charoen Pokphand Foods Pcl (Foreign Registered)	316,594
61,900	CP ALL Pcl (Foreign Registered)	68,198
104,300	Electricity Generating Pcl (Foreign Registered)	400,025
956,500	Hemaraj Land and Development Pcl (Foreign Registered)	91,662
291,300	Home Product Center Pcl (Foreign Registered)	115,320
58,700	Indorama Ventures Pcl (Foreign Registered)	53,957
47,110	Kasikornbank Pcl (Foreign Registered)	254,508
31,400	Kasikornbank Pcl NVDR	169,636
462,900	Krung Thai Bank Pcl (Foreign Registered)	245,697
27,400	PTT Exploration & Production Pcl (Foreign Registered)	130,494
123,622	PTT Pcl (Foreign Registered)	1,303,497
36,100	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	53,283
32,400	Robinson Department Store Pcl (Foreign Registered)	63,940
5,739	Siam Cement Pcl (Foreign Registered) (a)	67,255
47,300	Siam Cement Pcl NVDR	501,444
16,550	Siam Commercial Bank Pcl (Foreign Registered)	79,378
5,900	Siam Makro Pcl (Foreign Registered)	69,789
81,200	Thai Oil Pcl (Foreign Registered)	170,121
150,400	Thai Tap Water Supply Pcl (Foreign Registered)	36,038
44,050	Total Access Communication Pcl (Foreign Registered) (a)	125,813
108,300	Total Access Communication Pcl NVDR	302,388

	Total Thailand	7,896,870

	Turkey — 4.2%
3,671	Anadolu Efes Biracilik ve Malt Sanayii AS	51,212
14,312	Anadolu Hayat Emeklilik AS	33,496
125,757	Arcelik AS	695,416
3,056	BIM Birlesik Magazalar AS	125,517
9,735	Bizim Toptan Satis Magazalari AS	131,875
28,751	Dogus Otomotiv Servis ve Ticaret AS	102,073

6	See accompanying notes to the financial statements.

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
68,775	Enka Insaat ve Sanayi AS	190,430
504,066	Eregli Demir ve Celik Fabrikalari TAS	562,677
50,912	Haci Omer Sabanci Holding AS	218,485
198,168	Koc Holding AS	805,258
4,897	Koza Altin Isletmeleri AS	96,345
23,818	Tupras-Turkiye Petrol Rafineriler AS	544,496
79,693	Turk Telekomunikasyon AS	315,257
90,305	Turkcell Iletisim Hizmet AS *	536,542
900	Turkcell Iletisim Hizmetleri AS ADR *	13,320
181,689	Turkiye Garanti Bankasi	778,676
96,723	Turkiye IS Bankasi Class C	294,437
148,712	Turkiye Sise ve Cam Fabrikalari AS	218,147
175,806	Turkiye Vakiflar Bankasi TAO Class D	397,997
46,332	Turkiye Halk Bankasi AS	417,424
113,648	Yapi ve Kredi Bankasi AS *	264,745

	Total Turkey	6,793,825

	United Kingdom — 0.6%
500	British American Tobacco Plc Sponsored ADR	52,370
8,894	British American Tobacco Plc	466,126
13,643	Unilever Plc	490,331

	Total United Kingdom	1,008,827

	United States — 0.5%
3,800	Colgate–Palmolive Co.	403,978
3,000	Mead Johnson Nutrition Co.	219,990
3,000	Yum! Brands, Inc.	191,160

	Total United States	815,128

	TOTAL COMMON STOCKS (COST $149,018,382)	140,862,188

	PREFERRED STOCKS — 10.8%

	Brazil — 8.1%
64,349	Banco Bradesco SA 0.64%	1,046,119
12,100	Banco Bradesco SA ADR	198,682
21,300	Banco do Estado do Rio Grande do Sul SA Class B 1.97%	173,661
42,500	Bradespar SA 5.31%	554,830
42,000	Centrais Eletricas Brasileiras SA Class B 9.08%	383,812
2,600	Cia Energetica de Minas Gerais 4.41%	44,382
1,200	Companhia de Bebidas das Americas 2.34%	45,431
6,700	Companhia de Bebidas das Americas ADR 0.92%	251,987
12,300	Eletropaulo Metropolitana SA 37.52%	112,705
1,700	Gerdau SA 2.00%	15,033
100,100	Gerdau SA Sponsored ADR	893,893
5,700	Gol Linhas Aereas Inteligentes SA *	27,238

Shares	Description	Value ($)
	Brazil — continued
151,037	Itausa-Investimentos Itau SA 0.64%	695,697
90,310	Itau Unibanco Holding SA ADR	1,427,801
84,000	Klabin SA 4.60%	376,570
6,100	Lojas Americanas SA 0.70%	43,904
74,600	Metalurgica Gerdau SA 2.30%	816,598
30,900	Oi SA 15.98%	117,365
26,580	Oi SA ADR	98,878
24,500	Petroleo Brasileiro SA (Petrobras) 0.60%	250,443
94,890	Petroleo Brasileiro SA Sponsored ADR 0.59%	1,952,836
10,100	Telefonica Brasil SA 2.28%	218,927
21,460	Telefonica Brasil SA ADR	458,600
2,438	Tim Participacoes SA ADR	47,565
46,000	Usinas Siderrurgicas de Minas Gerais SA Class A 1.08%	184,689
5,500	Usinas Siderurgicas de Minas Gerais SA Sponsored ADR	21,725
14,900	Vale SA 6.41%	243,550
156,330	Vale SA Sponsored ADR 3.65%	2,520,040

	Total Brazil	13,222,961

	Chile — 0.0%
10,135	Embotelladora Andina SA B Shares 1.84%	55,352

	Russia — 1.9%
2,644,908	Surgutneftegaz OJSC 11.11%	1,707,127
839	Transneft 1.41%	1,367,006

	Total Russia	3,074,133

	South Korea — 0.8%
1,943	Hyundai Motor Co 2.43%	131,026
1,828	Samsung Electronics Co Ltd (Non-Voting) 0.76%	1,179,494

	Total South Korea	1,310,520

	TOTAL PREFERRED STOCKS (COST $20,219,547)	17,662,966

	INVESTMENT FUNDS — 1.2%

	United States — 1.2%
50,178	Vanguard Emerging Markets ETF (b)	2,014,647

	TOTAL INVESTMENT FUNDS (COST $1,956,689)	2,014,647

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%
115,725	Krung Thai Bank Rights, Expires 10/11/12 *	14,773

	TOTAL RIGHTS/WARRANTS (COST $14,451)	14,773

See accompanying notes to the financial statements.	7

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 0.6%

		United States — 0.6%
		Affiliated Issuers
	40,365	GMO U.S. Treasury Fund	1,009,127

		TOTAL MUTUAL FUNDS (COST $1,009,127)	1,009,127

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
USD	160,206	Bank of America (Charlotte) Time Deposit, 0.07%, due 09/04/12	160,206
HKD	271,554	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/04/12	35,020

Par Value		Description	Value ($)
		Time Deposits — continued
ZAR	25,322	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 09/04/12	3,014
USD	200,000	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 09/04/12	200,000

		Total Time Deposits	398,240

		TOTAL SHORT-TERM INVESTMENTS (COST $398,240)	398,240

		TOTAL INVESTMENTS — 99.1% (Cost $172,616,436)	161,961,941
		Other Assets and Liabilities (net) — 0.9%	1,457,667

		TOTAL NET ASSETS — 100.0%	$163,419,608

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	Represents an investment to obtain exposure in Emerging Markets. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 26.

8	See accompanying notes to the financial statements.

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	91.2%
Mutual Funds	2.4
Investment Funds	2.4
Short-Term Investments	1.5
Preferred Stocks	0.2
Other	2.3

100.0%

Country Summary*	% of Investments
United Kingdom^	16.4%
Thailand	14.7
United States^	11.5
Philippines	7.2
Mexico	5.3
Turkey	5.3
India	5.0
Indonesia	5.0
Brazil	4.5
China	4.2
South Africa	3.9
Russia	3.8
Belgium^	3.3
Taiwan	2.7
Malaysia	1.9
Panama	1.8
South Korea	1.6
France^	1.1
Nigeria	0.8

100.0%

*	The table above shows country exposure in the Fund. The countries in this table are generally based on principal trading market. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.
^	Includes companies that derive more than 50% of their revenues from emerging markets.

Industry Group Summary	% of Equity Investments**
Food, Beverage & Tobacco	25.8%
Banks	15.3
Telecommunication Services	13.5
Retailing	6.6
Food & Staples Retailing	6.2
Household & Personal Products	5.6
Diversified Financials	4.1
Media	3.4
Automobiles & Components	2.8
Real Estate	2.6
Transportation	2.5
Consumer Services	2.3
Health Care Equipment & Services	1.7
Pharmaceuticals, Biotechnology & Life Sciences	1.7
Commercial & Professional Services	1.4
Utilities	1.1
Software & Services	1.0
Energy	1.0
Materials	0.5
Capital Goods	0.5
Insurance	0.3
Consumer Durables & Apparel	0.1

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

9

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 91.2%

	Belgium — 3.0%
320,992	Anheuser-Busch InBev NV	27,005,828

	Brazil — 3.9%
1,796,000	Brasil Brokers Participacoes SA	5,857,195
164,060	Cielo SA	4,850,111
117,200	Gol Linhas Aereas Inteligentes SA ADR *	562,560
178,500	Localiza Rent a Car SA	3,148,086
526,200	Multiplus SA	11,198,503
963,700	Qualicorp SA *	9,471,311

	Total Brazil	35,087,766

	China — 4.1%
30,700	Baidu Inc Sponsored ADR *	3,421,208
1,057,200	China Mobile Ltd	11,315,975
70,700	China Mobile Ltd Sponsored ADR	3,795,883
815,000	Galaxy Entertainment Group Ltd *	2,324,439
1,348,600	Great Wall Motor Co Ltd Class H	3,069,845
4,682,000	Kunlun Energy Company Ltd	8,041,418
3,517,900	Sun Art Retail Group Ltd	4,446,645

	Total China	36,415,413

	France — 1.0%
71,600	L’Oreal SA	8,793,649

	India — 4.5%
237,010	Cadila Healthcare Ltd	3,869,149
748,196	Dewan Housing Finance Corp Ltd	2,274,713
69,843	Glaxo SmithKline Consumer Healthcare Ltd	3,723,699
365,306	HDFC Bank Ltd	3,909,554
20,100	HDFC Bank Ltd ADR	674,958
635,940	IndusInd Bank Ltd (a)	3,653,728
1,821,270	LIC Housing Finance Ltd	7,839,884
476,672	Lupin Ltd	5,105,144
112,658	Maruti Suzuki India Ltd	2,307,782
607,061	Sun TV Network Ltd	3,141,465
1,756,255	Tata Motors Ltd Class A	4,301,433

	Total India	40,801,509

	Indonesia — 4.6%
23,808,564	ACE Hardware Indonesia Tbk PT	14,249,064
15,329,350	Bank Mandiri Tbk PT	12,571,199
4,377,700	Bank Rakyat Indonesia Persero Tbk PT	3,197,749
3,323,800	Indomobil Sukses Internasional Tbk PT	1,989,573
19,328,000	Media Nusantara Citra Tbk PT	4,314,158
7,002,500	Modern Internasional Tbk PT *	551,923
3,466,200	Semen Gresik Persero Tbk PT	4,516,062

	Total Indonesia	41,389,728

Shares	Description	Value ($)
	Malaysia — 1.7%
3,743,100	AMMB Holdings Berhad	7,605,327
1,767,115	Hong Leong Bank Berhad	7,618,884

	Total Malaysia	15,224,211

	Mexico — 4.8%
153,470	First Cash Financial Services Inc *	6,847,831
2,525,700	Grupo Financiero Banorte SAB de CV Class O	12,858,234
1,243,000	Grupo Televisa SAB Series CPO	5,686,030
484,900	Grupo Televisa SAB Sponsored ADR	11,143,002
2,597,200	Wal-Mart de Mexico SAB de CV Class V	6,943,544

	Total Mexico	43,478,641

	Nigeria — 0.7%
1,854,886	Nestle Nigeria Plc	6,605,639

	Panama — 1.7%
192,500	Copa Holdings SA Class A	14,943,775

	Philippines — 6.6%
9,839,574	BDO Unibank Inc	14,300,755
9,746,650	First Gen Corp *	4,311,737
1,195,520	GT Capital Holdings Inc *	15,280,124
4,102,658	Metropolitan Bank & Trust Co	8,895,743
78,394	Philippine Long Distance Telephone Co	5,102,651
12,850	Philippine Long Distance Telephone Co Sponsored ADR	826,255
15,325,345	Puregold Price Club Inc	10,380,637

	Total Philippines	59,097,902

	Russia — 3.5%
137,824	Magnit OJSC Sponsored GDR	4,389,021
2,344,466	Sberbank Sponsored ADR	26,842,094

	Total Russia	31,231,115

	South Africa — 3.5%
320,593	Aspen Pharmacare Holdings Ltd *	5,470,036
2,348,496	Growthpoint Properties Ltd	7,663,159
486,537	JSE Ltd	4,088,873
293,286	Mr Price Group Ltd	4,745,909
66,289	Naspers Ltd N Shares	3,846,197
856,236	Woolworths Holdings Ltd	6,105,029

	Total South Africa	31,919,203

	South Korea — 1.4%
19,057	Hyundai Mobis	5,188,307
37,301	Hyundai Motor Co	7,944,002

	Total South Korea	13,132,309

10	See accompanying notes to the financial statements.

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Taiwan — 2.5%
6,063,780	Taiwan Mobile Co Ltd	22,490,701

	Thailand — 13.4%
5,924,600	Advanced Info Service Pcl (Foreign Registered)	41,113,782
619,100	Bangkok Bank Pcl NVDR	3,718,513
1,449,775	Bangkok Dusit Medical Service Pcl (Foreign Registered)	4,786,388
5,205,500	Bank of Ayudhya Pcl NVDR	5,278,164
3,632,500	Charoen Pokphand Foods Pcl (Foreign Registered)	3,684,807
4,120,800	CP ALL Pcl (Foreign Registered)	4,540,062
80,705,300	Hemaraj Land and Development Pcl (Foreign Registered)	7,734,071
24,824,586	Home Product Center Pcl (Foreign Registered)	9,827,584
2,402,100	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	3,545,464
674,200	Ratchaburi Electricity Generating Holding Pcl NVDR	995,413
2,401,000	Robinson Department Store Pcl (Foreign Registered)	4,738,236
4,541,600	Shin Corp Pcl (Foreign Registered)	9,602,074
367,500	Siam Makro Pcl (Foreign Registered)	4,347,000
5,877,200	Total Access Communication Pcl NVDR	16,409,902

	Total Thailand	120,321,460

	Turkey — 4.9%
1,236,247	Anadolu Hayat Emeklilik AS	2,893,309
129,130	BIM Birlesik Magazalar AS	5,303,667
775,563	Bizim Toptan Satis Magazalari AS	10,506,157
3,592,295	Dogus Otomotiv Servis ve Ticaret AS	12,753,451
2,865,290	Turkiye Garanti Bankasi	12,279,956

	Total Turkey	43,736,540

	United Kingdom — 15.0%
848,180	British American Tobacco Plc	44,452,275
1,428,446	Diageo Plc	39,045,767
1,424,154	Unilever Plc	51,184,306

	Total United Kingdom	134,682,348

	United States — 10.4%
349,800	Colgate–Palmolive Co.	37,187,238
39,900	Cummins, Inc.	3,874,689
260,200	Mead Johnson Nutrition Co.	19,080,466
197,500	Philip Morris International, Inc.	17,636,750
256,100	Yum! Brands, Inc.	16,318,692

	Total United States	94,097,835

	TOTAL COMMON STOCKS (COST $769,610,612)	820,455,572

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 0.2%

		Brazil — 0.2%
	378,200	Gol Linhas Aereas Inteligentes SA *	1,807,252

		TOTAL PREFERRED STOCKS (COST $2,292,329)	1,807,252

		INVESTMENT FUNDS — 2.4%

		United States — 2.4%
	535,189	Vanguard Emerging Markets ETF (b)	21,487,838

		TOTAL INVESTMENT FUNDS (COST $22,063,823)	21,487,838

		MUTUAL FUNDS — 2.4%

		United States — 2.4%
		Affiliated Issuers
	884,146	GMO U.S. Treasury Fund	22,103,654

		TOTAL MUTUAL FUNDS (COST $22,103,654)	22,103,654

		SHORT-TERM INVESTMENTS — 1.5%

		Time Deposits — 1.5%
USD	1,800,000	Bank of America (Charlotte) Time Deposit, 0.07%, due 09/04/12	1,800,000
USD	1,800,000	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 09/04/12	1,800,000
EUR	291,810	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.04)%, due 09/04/12	367,039
GBP	1,005,904	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/04/12	1,597,225
HKD	1,181,640	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/04/12	152,353
EUR	1,427,948	Citibank (New York) Time Deposit, (0.04)%, due 09/04/12	1,796,073
USD	565,250	DnB Nor Bank (Oslo) Time Deposit, 0.07%, due 09/04/12	565,250
USD	1,800,000	HSBC Bank (New York) Time Deposit, 0.07%, due 09/04/12	1,800,000
GBP	1,133,287	JPMorgan Chase (New York) Time Deposit, 0.05%, due 09/04/12	1,799,490
USD	1,800,000	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 09/04/12	1,800,000

		Total Time Deposits	13,477,430

		TOTAL SHORT-TERM INVESTMENTS (COST $13,477,430)	13,477,430

		TOTAL INVESTMENTS — 97.7% (Cost $829,547,848)	879,331,746
		Other Assets and Liabilities (net) — 2.3%	20,698,877

		TOTAL NET ASSETS — 100.0%	$900,030,623

See accompanying notes to the financial statements.	11

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	Represents an investment to equitize cash in the Vanguard Emerging Markets ETF. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 26.

12	See accompanying notes to the financial statements.

Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	85.2%
Preferred Stocks	10.9
Investment Funds	2.0
Mutual Funds	0.6
Debt Obligations	0.3
Short-Term Investments	0.2
Forward Currency Contracts	0.0	^
Rights/Warrants	0.0	^
Swaps	0.0	^
Other	0.8

	100.0%

Country Summary*	% of Investments
Brazil	17.3%
Russia	14.6
China	13.7
South Korea	10.8
Taiwan	5.6
India	5.5
Indonesia	5.4
Thailand	5.1
Turkey	4.6
South Africa	3.2
Mexico	3.0
Poland	2.5
Philippines	2.3
Egypt	2.1
Czech Republic	1.8
United Kingdom	0.6
Malaysia	0.4
United States	0.4
Chile	0.3
Hungary	0.2
Kazakhstan	0.2
Morocco	0.1
Nigeria	0.1
Panama	0.1
Sri Lanka	0.1
Ukraine	0.0	^

	100.0%

^	Rounds to 0.0%.

*	The table shows country exposure in the fund. The table excludes short-term investments. The table includes exposure through Forward currency contracts and includesexposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	19.5%
Banks	17.7
Telecommunication Services	16.0
Materials	12.4
Capital Goods	4.1
Semiconductors & Semiconductor Equipment	3.5
Utilities	3.4
Software & Services	3.1
Automobiles & Components	3.0
Technology Hardware & Equipment	2.9
Diversified Financials	2.5
Food, Beverage & Tobacco	2.0
Insurance	1.5
Consumer Durables & Apparel	1.2
Food & Staples Retailing	1.1
Media	1.1
Retailing	1.0
Real Estate	1.0
Transportation	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.6
Health Care Equipment & Services	0.5
Commercial & Professional Services	0.5
Household & Personal Products	0.4
Consumer Services	0.3

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETF’s, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

13

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 85.2%

	Brazil — 8.6%
341,700	Anhanguera Educacional Participacoes SA	5,085,353
12,194,900	Banco do Brasil SA	139,256,999
778,100	Banco Santander Brasil SA	5,979,782
6,051,400	Banco Santander Brasil SA ADR	45,869,612
6,461,800	BM&FBOVESPA SA	34,220,577
551,500	BR Malls Participacoes SA	6,873,713
648,700	BR Properties SA	7,893,438
1,266,600	Brasil Brokers Participacoes SA	4,130,692
2,192,500	Brookfield Incorporacoes SA	4,396,017
428,780	Centrais Eletricas Brasileiras SA ADR	3,880,459
1,488,870	Centrais Eletricas Brasileiras SA Sponsored ADR	9,677,655
296,902	Cia de Saneamento Basico do Estado de Sao Paulo	12,549,481
16,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,378,782
2,335,960	Cielo SA	69,058,062
231,760	Companhia de Bebidas das Americas	7,280,819
478,400	Companhia de Saneamento de Minas Gerais-Copasa MG	11,430,317
789,325	Companhia Energetica de Minas Gerais Sponsored ADR	13,418,525
1,752,792	Electrobras (Centro)	11,242,599
787,800	Embraer SA ADR	21,231,210
1,041,200	Empresa Brasileira de Aeronautica SA	7,181,043
1,183,500	Even Construtora e Incorporadora SA	4,489,359
771,300	Fleury SA	8,378,327
3,543,465	Gerdau SA	25,835,402
764,200	Iochpe-Maxion SA	10,838,622
503,300	Localiza Rent a Car SA	8,876,368
1,810,500	MRV Engenharia e Participacoes SA	10,506,769
519,200	Multiplan Empreendimentos Imobiliarios SA	13,274,782
1,363,500	Multiplus SA	29,017,784
11,378,200	PDG Realty SA Empreendimentos e Participacoes	22,140,938
5,294,290	Petroleo Brasileiro SA (Petrobras) ADR	111,921,291
1,542,200	Qualicorp SA *	15,156,850
2,000,300	Redecard SA	33,060,774
2,362,800	Rossi Residencial SA	7,077,109
508,100	Tim Participacoes SA	2,019,985
1,325,800	Ultrapar Participacoes SA	28,346,086
240,100	Ultrapar Participacoes SA Sponsored ADR	5,253,388
1,723,800	Vale SA	28,686,124
6,712,100	Vale SA Sponsored ADR	109,877,077

	Total Brazil	896,792,170

Shares	Description	Value ($)
	Chile — 0.3%
930,257	Empresa National de Telecomunicaciones SA	17,916,749
1,750,329	Empresas CMPC SA	6,428,843
595,863	Empresas COPEC SA	8,596,695
55,943,800	Madeco SA	2,154,955

	Total Chile	35,097,242

	China — 13.2%
178,200	Baidu Inc Sponsored ADR *	19,858,608
139,932,640	Bank of China Ltd Class H	51,083,068
21,517,203	Bank of Communications Co Ltd Class A	14,701,560
11,773,480	Bank of Communications Co Ltd Class H	7,742,194
923,500	Beijing Enterprises Holdings Ltd	6,123,263
7,056,200	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd Class H	7,588,819
27,712,000	China CITIC Bank Corp Class H	13,279,389
17,506,700	China Coal Energy Co Ltd Class H	14,635,723
28,921,700	China Communication Services Corp Ltd Class H	16,111,020
46,091,150	China Communications Construction Co Ltd Class H	35,628,897
17,969,856	China Construction Bank Class A	11,379,708
50,394,099	China Construction Bank Class H	33,240,320
15,118,000	China Eastern Airlines Corp Ltd Class H *	4,606,667
9,636,000	China Everbright Ltd	11,763,321
124,600	China Life Insurance Co Ltd ADR	5,040,070
2,324,988	China Life Insurance Co Ltd Class A	6,548,430
17,354,000	China Life Insurance Co Ltd Class H	46,933,220
10,159,515	China Minsheng Banking Corp Ltd	8,318,155
32,906,737	China Mobile Ltd	352,224,562
836,900	China Mobile Ltd Sponsored ADR	44,933,161
1,510,990	China Ocean Resources Co Ltd	5,225,437
5,436,400	China Overseas Land & Investment Ltd	12,324,805
2,982,000	China Pacific Insurance Group Co Ltd	8,904,395
3,288,927	China Pacific Insurance Group Co Ltd Class A	10,221,713
79,311,351	China Petroleum & Chemical Corp Class H	74,918,705
1,063,000	China Railway Construction Corp Ltd Class A	711,645
25,263,000	China Railway Construction Corp Ltd Class H	19,169,633
68,493,000	China Railway Group Ltd Class H	25,933,281
5,558,942	China Shenhua Energy Co Ltd Class A	18,756,856
13,200,000	China Shipping Container Lines Co Ltd Class H *	2,517,972
21,664,000	China Southern Airlines Co Ltd Class H	9,240,806
25,500	China Telecom Corp Ltd ADR	1,422,645

14	See accompanying notes to the financial statements.

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	China — continued
114,548,000	China Telecom Corp Ltd Class H	63,612,373
4,154,000	China Unicom Hong Kong Ltd	6,575,068
558,900	China Unicom Hong Kong Ltd ADR	8,864,154
8,101,000	China Yurun Food Group Ltd *	4,979,696
16,057,500	Citic Pacific Ltd	19,706,565
610,994	CITIC Securities Co Ltd Class A	986,067
37,260,000	CNOOC Ltd	71,359,538
21,720	CNOOC Ltd ADR	4,113,768
4,842,000	Dongfeng Motor Group Co Ltd Class H	6,316,573
3,244,000	Galaxy Entertainment Group Ltd *	9,252,124
2,048,000	Great Wall Motor Co Ltd Class H	4,661,903
1,403,900	Hengan International Group Co Ltd	14,106,000
13,546,440	Hopson Development Holdings Ltd *	8,480,654
22,620,981	Industrial and Commercial Bank of China Ltd Class A	13,663,049
108,408,350	Industrial and Commercial Bank of China Ltd Class H	59,194,416
4,806,000	Kunlun Energy Company Ltd	8,254,390
18,366,200	Nine Dragons Paper Holdings Ltd	8,353,566
6,356,172	Peace Mark Holdings Ltd * (a) (b)	—
39,000	PetroChina Co Ltd ADR	4,691,700
33,769,121	PetroChina Co Ltd Class H	40,937,673
17,356,800	PICC Property & Casualty Co Ltd Class H *	20,991,451
1,014,855	Ping An Insurance (Group) Co of China Ltd Class A	6,237,589
3,372,540	Ping An Insurance (Group) Co of China Ltd Class H	24,484,633
3,736,000	Shimao Property Holdings Ltd	5,673,487
9,777,000	Sun Art Retail Group Ltd	12,358,181
676,784	Weichai Power Co Ltd Class A	1,824,534
5,428,320	Weichai Power Co Ltd Class H	14,417,171
25,913,000	Yangzijiang Shipbuilding Holdings Ltd	20,535,382
9,054,000	Yanzhou Coal Mining Co Ltd Class H	13,035,981
38,800	Yanzhou Coal Mining Co Ltd Sponsored ADR	559,496

	Total China	1,379,315,230

	Czech Republic — 1.7%
2,632,802	CEZ AS	103,351,888
254,113	Komercni Banka AS	49,411,134
242,208	Pegas Nonwovens SA	5,562,519
10,191	Philip Morris CR AS	5,812,779
676,236	Telefonica 02 Czech Republic AS	14,347,825

	Total Czech Republic	178,486,145

	Egypt — 2.0%
1,383,297	Alexandria Mineral Oils Co	17,946,715
8,854,910	Arab Cotton Ginning	4,215,631
6,341,513	Commercial International Bank	31,211,842

Shares	Description	Value ($)
	Egypt — continued
59,608	EFG-Hermes Holding GDR *	225,278
2,618,361	EFG-Hermes Holding SAE *	5,240,437
2,030,637	ElSwedy Electric Co	7,916,606
513,345	Orascom Construction Industries	23,082,336
42,104	Orascom Construction Industries GDR	1,886,137
16,777,878	Orascom Telecom Holding SAE *	9,956,898
9,807,501	Orascom Telecom Holding SAE GDR (Registered Shares) *	28,775,473
43,678,774	Orascom Telecom Media And Technology Holding SAE	4,070,194
4,510,093	Orascom Telecom Media and Technology Holding SAE GDR	1,975,421
19,883,136	Palm Hills Developments SAE *	7,476,880
6,782,901	Sidi Kerir Petrochemicals Co	14,807,065
10,609,643	South Valley Cement	8,122,050
22,954,412	Talaat Moustafa Group *	17,416,680
11,180,079	Telecom Egypt	25,831,347

	Total Egypt	210,156,990

	Hungary — 0.2%
4,446,340	Magyar Telekom Nyrt	8,420,225
91,206	MOL Hungarian Oil and Gas Plc	6,704,876
581,710	OTP Bank Nyrt	9,192,840

	Total Hungary	24,317,941

	India — 5.3%
1,527,996	Aban Offshore Ltd	10,963,081
87,351	Asian Paints Ltd	5,719,366
3,338,355	Aurobindo Pharma Ltd	6,697,161
165,277	Bayer Cropscience Ltd	2,956,453
158,408	Cadila Healthcare Ltd	2,585,984
4,089,200	Cairn India Ltd *	24,905,268
2,589,884	Canara Bank Ltd	14,856,318
1,290,320	Cipla Ltd	8,741,613
7,360,498	Dena Bank	11,541,945
3,244,448	Essar Energy Plc *	5,165,127
1,409,943	GAIL India Ltd	9,058,095
1,021,625	Gitanjali Gems Ltd	6,163,604
45,504	Glaxo SmithKline Consumer Healthcare Ltd	2,426,058
403,649	Grasim Industries Ltd (a)	22,839,275
365,491	HCL Technologies Ltd	3,577,729
463,970	HDFC Bank Ltd	4,965,469
321,800	HDFC Bank Ltd ADR	10,806,044
8,302,850	Hexaware Technologies Ltd	18,362,719
8,751,948	Hindalco Industries Ltd	16,410,159
397,633	HSIL Ltd	751,730
629,990	IndusInd Bank Ltd (a)	3,619,543
219,680	Infosys Technologies Ltd	9,344,381
966,390	Infosys Technologies Ltd Sponsored ADR	41,100,567

See accompanying notes to the financial statements.	15

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	India — continued
2,548,569	Infrastructure Development Finance Co Ltd	6,163,935
1,080,325	Kiri Industries Ltd (c)	406,575
956,764	Kotak Mahindra Bank Ltd	9,871,586
1,842,409	LIC Housing Finance Ltd	7,930,880
319,146	Lupin Ltd	3,418,045
1,557,729	Mphasis Ltd	10,828,121
5,584,348	Oil & Natural Gas Corp Ltd	27,885,901
911,723	Punjab National Bank Ltd (a)	11,196,014
330,152	Reliance Industries Ltd	4,546,464
45,850	Reliance Industries Ltd Sponsored GDR, 144A	1,251,136
3,817,420	Rural Electrification Corp Ltd	13,040,392
21,741,679	Satyam Computer Services Ltd *	36,472,347
8,343,518	Sesa Goa Ltd	25,748,361
15,100,917	Shree Renuka Sugars Ltd	8,307,524
675,426	State Bank of India	22,318,461
7,826,461	Sterlite Industries India Ltd	13,628,023
562,700	Sterlite Industries India Ltd ADR	3,972,662
403,022	Sun TV Network Ltd	2,085,589
2,000,666	Tata Consultancy Services Ltd	48,310,746
2,486,027	Tata Motors Ltd	10,485,529
1,184,373	Tata Motors Ltd Class A	2,900,775
22,900	Tata Motors Ltd Sponsored ADR	483,648
2,636,431	Tata Steel Ltd	17,121,439
155,878	Torrent Pharmaceuticals Ltd	1,992,618
2,186,498	Union Bank of India	6,132,213
3,830,916	Welspun Corp Ltd	6,471,537
150,250	Whirlpool of India Ltd *	687,232
648,351	Wipro Ltd	4,236,784

	Total India	551,452,226

	Indonesia — 5.2%
17,025,500	ACE Hardware Indonesia Tbk PT	10,189,503
228,637,500	Astra International Tbk PT	162,184,002
132,947,275	Bakrie Telecom Tbk PT *	2,011,914
10,305,668	Bank Danamon Indonesia Tbk PT	6,485,391
59,453,702	Bank Mandiri Tbk PT	48,756,426
63,468,500	Bank Rakyat Indonesia Persero Tbk PT	46,361,410
57,060,500	Gajah Tunggal Tbk PT	14,523,431
76,583,500	Global Mediacom Tbk PT	14,067,949
7,071,000	Harum Energy Tbk PT	4,346,752
15,871,550	Indofood Sukses Makmur Tbk PT	8,996,555
2,468,500	Indomobil Sukses Internasional Tbk PT	1,477,604
28,994,000	Kalbe Farma Tbk PT	11,795,733
11,741,500	Matahari Putra Prima Tbk PT	1,590,748
86,042,600	Media Nusantara Citra Tbk PT	19,205,367
116,678,000	Perusahaan Gas Negara PT	45,327,203
19,355,500	Semen Gresik Persero Tbk PT	25,218,000
2,595,650	Tambang Batubara Bukit Asam Tbk PT	3,980,469

Shares	Description	Value ($)
	Indonesia — continued
72,498,500	Telekomunikasi Indonesia Tbk PT	70,785,579
887,300	Telekomunikasi Indonesia Tbk PT Sponsored ADR	34,249,780
3,994,112	United Tractors Tbk PT	8,421,045

	Total Indonesia	539,974,861

	Kazakhstan — 0.2%
1,054,792	KazMunaiGas Exploration Production GDR (Registered Shares)	18,924,302

	Malaysia — 0.4%
9,891,530	AMMB Holdings Berhad	20,097,867
3,464,400	Hong Leong Bank Berhad	14,936,696
20,521,283	Lion Industries Corp Berhad	7,550,046

	Total Malaysia	42,584,609

	Mexico — 2.9%
52,748,700	America Movil SAB de CV Class L	67,514,884
5,828,700	America Movil SAB de CV Class L ADR	149,156,433
6,210,000	Corporaction GEO SAB de CV Series B *	6,349,309
451,200	Fomento Economico Mexicano SA de CV	3,820,427
103,400	First Cash Financial Services Inc *	4,613,708
51,400	Fomento Economico Mexicano Sponsored ADR	4,343,300
3,039,600	Gruma SAB de CV Series B *	8,264,412
4,938,400	Grupo Financiero Banorte SAB de CV Class O	25,141,190
1,425,200	Grupo Televisa SAB Series CPO	6,519,493
715,100	Grupo Televisa SAB Sponsored ADR	16,432,998
4,828,300	Wal-Mart de Mexico SAB de CV Class V	12,908,329

	Total Mexico	305,064,483

	Morocco — 0.1%
754,376	Maroc Telecom	9,435,206

	Nigeria — 0.1%
1,486,265	Nestle Nigeria Plc	5,292,902

	Panama — 0.1%
128,000	Copa Holdings SA Class A	9,936,640

	Philippines — 2.2%
16,870,305	BDO Unibank Inc *	24,519,160
10,378,100	First Gen Corp *	4,591,079
971,670	GT Capital Holdings Inc *	12,419,063
97,466,000	Lopez Holding Corp	11,825,233
12,533,342	Metropolitan Bank & Trust Co	27,175,892

16	See accompanying notes to the financial statements.

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Philippines — continued
1,117,825	Philippine Long Distance Telephone Co	72,759,026
642,300	Philippine Long Distance Telephone Co Sponsored ADR	41,299,890
36,836,360	Puregold Price Club Inc	24,951,143
10,264,060	Universal Robina Corp	14,882,015

	Total Philippines	234,422,501

	Poland — 2.1%
689,454	Asseco Poland SA	9,215,635
256,581	Bank Pekao SA	11,640,751
50,230,999	Boryszew SA *	7,871,610
103,652	Jastrzebska Spolka Weglowa SA	2,739,745
3,476,175	KGHM Polska Miedz SA	136,147,312
1,719,517	Powszechna Kasa Oszczednosci Bank Polski SA	18,441,779
125,878	Powszechny Zaklad Ubezpieczen SA	13,101,237
4,747,732	Synthos SA	7,806,396
6,930,220	Tauron Polska Energia SA	10,201,841
794,807	Telekomunikacja Polska SA	3,976,621

	Total Poland	221,142,927

	Russia — 11.9%
6,859,923	Aeroflot - Russian Airlines	9,035,987
143,653	Bashneft OAO Class S	7,297,000
626,292	Cherepovets MK Severstal GDR (Registered Shares)	7,094,115
2,487,965	Gazprom Neft Class S	11,641,922
529,009	Gazprom Neft JSC Sponsored ADR	12,438,045
33,223,709	Gazprom OAO Sponsored ADR	319,764,544
4,595,329	Lukoil OAO Sponsored ADR	260,280,400
762,030	Magnit OJSC Sponsored GDR	24,266,933
81,696	Mail.ru Group Ltd GDR (Registered Shares)	2,663,153
2,231,270	Mechel Sponsored ADR	12,785,177
3,456,146	MMC Norilsk Nickel JSC ADR	50,445,406
1,568,100	Mobile Telesystems Sponsored ADR	28,868,721
301,653	Novolipetsk Steel GDR (Registered Shares)	5,437,646
14,987,998	Rosneft OJSC GDR (Registered Shares)	88,337,776
2,420,279	Rostelecom	9,243,464
135,000	RUSIA Petroleum Class S * (a)	1,350
13,695,753	Sberbank Sponsored ADR	156,804,443
213,561	Sistema JSFC Sponsored GDR (Registered Shares)	4,201,566
11,012,480	Surgutneftegas Sponsored ADR	95,249,616
2,323,702	Tatneft Sponsored ADR	88,592,073
7,225,500	TNK-BP Holding Class S	19,110,038
138,473	Uralkali Sponsored GDR (Registered Shares)	5,344,427
1,105,983	Volga Gas Plc *	1,496,810

Shares	Description	Value ($)
	Russia — continued
6,098,477	VTB Bank OJSC GDR (Registered Shares)	19,865,661

	Total Russia	1,240,266,273

	South Africa — 3.0%
947,204	Absa Group Ltd	15,997,162
925,789	Aspen Pharmacare Holdings Ltd	15,796,038
3,481,697	Aveng Ltd	12,734,927
432,733	Barloworld Ltd	3,652,137
500,753	Bidvest Group Ltd	12,135,115
2,361,085	Blue Label Telecoms Ltd	1,877,882
9,995,697	FirstRand Ltd	32,591,788
18,052	Foschini Ltd	289,532
4,035,406	Growthpoint Properties Ltd	13,167,559
935,284	Imperial Holdings Ltd	22,697,847
3,556,752	Investec Ltd	21,543,204
455,778	JSE Ltd	3,830,373
196,309	Mr Price Group Ltd	3,176,642
566,040	MTN Group Ltd	10,553,196
185,880	Naspers Ltd N Shares	10,785,063
249,300	Nedbank Group Ltd	5,475,512
1,192,028	Remgro Ltd	20,377,078
3,766,475	RMB Holdings Ltd	16,278,051
381,988	Shoprite Holdings Ltd	7,669,677
409,210	Standard Bank Group Ltd	5,394,531
10,813,169	Steinhoff International Holdings Ltd *	33,727,957
3,101,384	Telkom South Africa Ltd *	7,073,787
222,426	Tiger Brands Ltd	7,320,100
29,610	Truworths International Ltd	335,097
1,313,951	Wilson Bayly Holmes-Ovcon Ltd	20,590,317
1,648,736	Woolworths Holdings Ltd	11,755,616

	Total South Africa	316,826,188

	South Korea — 9.8%
134,496	Cheil Industries Inc	12,323,389
52,621	Daelim Industrial Co Ltd	4,144,016
224,080	Daewoo Shipbuilding & Marine Engineering Co Ltd	4,846,558
625,590	DGB Financial Group Inc	7,256,565
111,266	Dong-A Pharmaceutical Co Ltd	9,401,261
289,126	Edu Ark Co Ltd * (a)	—
118,051	Finetex EnE Inc *	204,965
217,256	GS Holdings Corp	12,531,757
1,501,089	Hana Financial Group Inc	45,119,479
424,870	Hanjin Shipping Co Ltd *	5,513,944
783,985	Hanwha Corp	22,899,029
87,594	Hotel Shilla Co Ltd	4,156,453
52,855	Hyosung Corp	2,844,794
100,493	Hyundai Heavy Industries Co Ltd	20,639,987
72,189	Hyundai Mobis	19,653,603

See accompanying notes to the financial statements.	17

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
157,928	Hyundai Motor Co	33,633,958
266,400	Hyundai Steel Co	19,717,723
2,931,684	Industrial Bank of Korea	31,295,511
1,138,140	KB Financial Group Inc	36,998,045
92,100	KB Financial Group Inc ADR	2,980,356
247,744	Kia Motors Corp	16,244,141
1,047,774	KleanNara Co Ltd *	3,803,047
241,320	Kolon Corp	4,652,714
54,493	Kolon Industries Inc	3,096,950
5,511,453	Korea Exchange Bank *	41,676,358
195,551	Korea Investment Holdings Co Ltd	6,607,373
22,221	Korea Zinc Co Ltd	8,039,336
1,385,186	KT Corp	42,068,264
1,328,600	KT Corp Sponsored ADR	20,075,146
59,313	LG Chem Ltd	15,841,770
1,975,538	LG Uplus Corp	13,268,986
166,470	Poongsan Corp	4,423,415
318,544	POSCO	103,704,533
72,000	POSCO ADR	5,868,000
106,339	Samsung Life Insurance Co Ltd	9,060,483
113,923	Samsung Techwin Co Ltd	7,183,203
212,980	Samsung Card Co	6,763,211
158,803	Samsung Electronics Co Ltd	173,298,893
1,004,097	Shinhan Financial Group Co Ltd	31,409,849
341,518	Simm Tech Co Ltd	3,405,753
102,780	SK Chemicals Co Ltd	5,537,470
361,998	SK Innovation Co Ltd	52,577,656
311,217	SK Telecom Co Ltd	40,161,541
1,880,900	SK Telecom Co Ltd ADR	26,972,106
103,421	SK Holdings Co Ltd	15,316,140
2,137,591	Tong Yang Securities Inc	7,357,926
5,521,830	Woori Finance Holdings Co Ltd	52,917,643

	Total South Korea	1,017,493,300

	Sri Lanka — 0.1%
27,986,667	Anilana Hotel & Properties (a) (d)	1,585,647
5,649,188	Hatton National Bank Plc	6,037,622

	Total Sri Lanka	7,623,269

	Taiwan — 5.4%
2,805,600	Advantech Co Ltd	9,768,044
1,843,070	Asustek Computer Inc	18,492,450
24,373,000	AU Optronics Corp *	7,485,656
12,537,449	Chunghwa Telecom Co Ltd	37,831,841
500	Compal Communications Inc *	549
57,607,311	Compal Electronics Inc	50,718,088
4,089,000	Delta Electronics Inc	13,997,608
3,771,000	E Ink Holdings Inc	3,798,114
2,730,000	Elan Microelectronics Corp	4,297,690

Shares	Description	Value ($)
	Taiwan — continued
20,306,994	Far Eastone Telecommunications Co Ltd	50,248,883
17,065,743	Hon Hai Precision Industry Co Ltd	48,576,839
20,895,000	Innolux Display Corp *	6,719,160
12,513,740	Lite-On Technology Corp	15,200,388
2,020,658	Novatek Microelectronics Corp Ltd	6,541,692
8,341,000	Pegatron Corp	10,514,687
9,116,749	Powertech Technology Inc	17,282,492
22,848,290	Quanta Computer Inc	59,291,054
25,331,530	Taishin Financial Holding Co Ltd	9,736,431
13,889,676	Taiwan Mobile Co Ltd	51,517,131
389,100	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	5,719,770
22,475,044	Taiwan Semiconductor Manufacturing Co Ltd	62,943,943
673,000	Ubright Optronics Corp	2,712,617
32,160,000	United Microelectronics Corp	12,924,501
1,119,400	United Microelectronics Corp Sponsored ADR	2,272,382
40,112,272	Wistron Corp	45,060,172
5,311,170	Yungtay Engineering Co Ltd	9,505,796

	Total Taiwan	563,157,978

	Thailand — 4.9%
9,299,590	Advanced Info Service Pcl (Foreign Registered)	64,534,537
4,268,605	Airports of Thailand Pcl (Foreign Registered)	9,165,764
354,200	Bangchak Petroleum Pcl	259,262
14,734,300	Bangchak Petroleum Pcl	10,784,978
62,000	Bangkok Bank Pcl (Foreign Registered) (a)	382,296
4,722,295	Bangkok Bank Pcl NVDR	28,363,618
8,618,286	Bangkok Dusit Medical Service Pcl (Foreign Registered)	28,453,007
18,909,600	Bank of Ayudhya Pcl NVDR	19,173,560
1,758,050	Banpu Pcl (Foreign Registered)	25,278,711
11,955,300	Charoen Pokphand Foods Pcl (Foreign Registered)	12,127,454
3,171,100	CP ALL Pcl (Foreign Registered)	3,493,737
7,364,050	Electricity Generating Pcl (Foreign Registered)	28,243,546
9,760,500	Glow Energy Pcl (Foreign Registered)	19,484,783
53,720,300	Hemaraj Land and Development Pcl (Foreign Registered)	5,148,071
18,099,171	Home Product Center Pcl (Foreign Registered)	7,165,120
2,410,920	Kasikornbank Pcl (Foreign Registered)	13,024,827
2,138,100	Kasikornbank Pcl NVDR	11,550,936
25,119,800	Krung Thai Bank Pcl (Foreign Registered)	13,333,005
852,300	PTT Exploration & Production Pcl (Foreign Registered)	4,059,133

18	See accompanying notes to the financial statements.

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
7,357,370	PTT Pcl (Foreign Registered)	77,577,696
1,892,900	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	2,793,893
708,300	Ratchaburi Electricity Generating Holding Pcl NVDR	1,045,759
5,894,638	Robinson Department Store Pcl (Foreign Registered)	11,632,729
12,061,000	Saha Pathana Inter-Holding Pcl (Foreign Registered)	12,115,352
3,024,700	Shin Corp Pcl (Foreign Registered)	6,394,970
209,928	Siam Cement Pcl (Foreign Registered) (a)	2,460,139
1,839,200	Siam Cement Pcl NVDR	19,498,006
725,900	Siam Commercial Bank Pcl (Foreign Registered)	3,481,601
246,300	Siam Makro Pcl (Foreign Registered)	2,913,377
3,108,050	Star Block Co Ltd (Foreign Registered) * (a) (b) (c)	—
4,658,719	Thai Oil Pcl (Foreign Registered)	9,760,432
51,048,902	Thai Tap Water Supply Pcl (Foreign Registered)	12,231,993
9,458,400	Thanachart Capital Pcl	10,187,362
3,395,200	Total Access Communication Pcl (Foreign Registered) (a)	9,697,140
5,317,510	Total Access Communication Pcl NVDR	14,847,175
26,694,300	TPI Polene Pcl (Foreign Registered)	9,715,257

	Total Thailand	510,379,226

	Turkey — 4.4%
2,492,241	Aksa Akrilik Kimya Sanayii	6,071,132
1,095,721	Anadolu Hayat Emeklilik AS	2,564,423
2,315,449	Arcelik AS	12,804,069
9,205,138	Asya Katilim Bankasi AS *	9,711,071
3,271,174	Aygaz AS	14,915,030
275,558	BIM Birlesik Magazalar AS	11,317,803
583,903	Bizim Toptan Satis Magazalari AS	7,909,837
8,982,517	Dogus Otomotiv Servis ve Ticaret AS	31,889,945
10,248,892	Eregli Demir ve Celik Fabrikalari TAS	11,440,596
1,510,531	Ford Otomotiv Sanayi AS	14,816,296
3,197,829	Haci Omer Sabanci Holding AS	13,723,267
4,391,580	Ihlas Holding AS *	2,776,122
6,638,346	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	14,991,116
6,347,007	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	4,883,026
16,637,190	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	10,601,343
9,192,907	Koc Holding AS	37,355,483
245,084	Koza Altin Isletmeleri AS	4,821,853
4,280,939	Koza Anadolu Metal Madencilik Isletmeleri AS *	9,691,411
42,150	Medya Holding AS (a) (b)	—

Shares	Description	Value ($)
	Turkey — continued
1,722,638	Tofas Turk Otomobil Fabrikasi AS	8,331,126
1,482,711	Tupras-Turkiye Petrol Rafineriler AS	33,895,781
4,074,690	Turk Hava Yollari Anonim Ortakligi *	8,061,021
4,907,024	Turk Telekomunikasyon AS	19,411,669
5,870,323	Turkcell Iletisim Hizmet AS *	34,878,173
59,300	Turkcell Iletisim Hizmetleri AS ADR *	877,640
9,629,196	Turkiye Garanti Bankasi	41,268,457
5,386,887	Turkiye IS Bankasi Class C	16,398,386
8,763,834	Turkiye Sise ve Cam Fabrikalari AS	12,855,757
10,179,342	Turkiye Vakiflar Bankasi TAO Class D	23,044,431
2,802,651	Turkiye Halk Bankasi AS	25,250,236
6,540,270	Yapi ve Kredi Bankasi AS *	15,235,644

	Total Turkey	461,792,144

	United Kingdom — 0.5%
509,019	British American Tobacco Plc	26,677,183
26,900	British American Tobacco Plc Sponsored ADR	2,817,506
939,222	Unilever Plc	33,755,778

	Total United Kingdom	63,250,467

	United States — 0.5%
230,100	Colgate–Palmolive Co.	24,461,931
172,700	Mead Johnson Nutrition Co.	12,664,091
170,100	Yum! Brands, Inc.	10,838,772

	Total United States	47,964,794

	TOTAL COMMON STOCKS (COST $9,227,901,332)	8,891,150,014

	PREFERRED STOCKS — 10.9%

	Brazil — 8.1%
3,856,071	Banco Bradesco SA 0.64%	62,687,986
1,112,810	Banco Bradesco SA ADR	18,272,340
1,142,700	Banco do Estado do Rio Grande do Sul SA Class B 1.97%	9,316,560
2,419,400	Bradespar SA 5.31%	31,584,856
2,100,600	Centrais Eletricas Brasileiras SA Class B 9.08%	19,196,084
6,200	Cia de Bebidas das Americas ADR	192,014
117,900	Cia Energetica de Minas Gerais 4.41%	2,012,530
12,900	Companhia de Bebidas das Americas 2.34%	488,381
452,300	Companhia de Bebidas das Americas ADR 0.92%	17,011,003
876,500	Eletropaulo Metropolitana SA 37.52%	8,031,381
961,300	Gerdau SA 2.00%	8,500,584
5,833,700	Gerdau SA Sponsored ADR	52,094,941
5,788,150	Itau Unibanco Holding SA ADR 0.61%	91,510,652
9,343,485	Itausa-Investimentos Itau SA 0.64%	43,037,384
5,063,600	Klabin SA 4.60%	22,700,015

See accompanying notes to the financial statements.	19

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
4,508,800	Metalurgica Gerdau SA 2.30%	49,354,912
2,127,900	Oi SA 15.98%	8,082,225
1,581,795	Oi SA ADR	5,884,277
1,917,500	Petroleo Brasileiro SA (Petrobras) 0.60%	19,601,027
5,980,960	Petroleo Brasileiro SA Sponsored ADR 0.59%	123,088,157
2,277,800	Randon Participacoes SA 1.49%	11,894,517
3,385,400	Suzano Papel e Celulose SA	7,504,951
601,800	Telefonica Brasil SA 2.28%	13,044,583
1,279,260	Telefonica Brasil SA ADR	27,337,786
150,800	Tim Participacoes SA ADR	2,942,108
3,482,900	Usinas Siderrurgicas de Minas Gerais SA Class A 1.08%	13,983,760
22,700	Usinas Siderurgicas de Minas Gerais SA Sponsored ADR	89,665
2,056,800	Vale SA 6.41%	33,619,698
8,567,210	Vale SA Sponsored ADR 3.65%	138,103,425

	Total Brazil	841,167,802

	Russia — 2.1%
21,109,681	Sberbank 4.37%	44,715,729
146,349,771	Surgutneftegaz OJSC 11.11%	94,459,850
12,100	Surgutneftegaz Sponsored ADR 10.25%	77,440
2,361,143	TNK BP Holding 29.00%	5,390,846
48,063	Transneft 1.41%	78,310,405

	Total Russia	222,954,270

	South Korea — 0.7%
114,947	Hyundai Motor Co 2.43%	7,751,417
99,387	Samsung Electronics Co Ltd (Non-Voting) 0.76%	64,128,228

	Total South Korea	71,879,645

	TOTAL PREFERRED STOCKS (COST $1,272,269,880)	1,136,001,717

	INVESTMENT FUNDS — 2.0%

	China — 0.0%
1,828	The China A Share Fund Ltd Class S1 * (a) (d)	113,055
245,374	The China A Share Fund Ltd Class S2 * (a) (d)	2,221,246

	Total China	2,334,301

	India — 0.1%
11,178	Fire Capital Mauritius Private Fund * (a) (d)	10,815,643
1,371,900	TDA India Technology Fund II LP * (a) (d)	530,614

	Total India	11,346,257

Shares / Par Value		Description	Value ($)
		Poland — 0.0%
	1,749,150	Templeton EE FD * (a) (d)	214,152

		Russia — 0.1%
	7,816,032	NCH Eagle Fund LP * (a) (d)	6,883,173
	2,769	Steep Rock Russia Fund LP * (a) (d)	1,064,026

		Total Russia	7,947,199

		Ukraine — 0.0%
	16,667	Societe Generale Thalmann Ukraine Fund * (a) (d) (e)	4,000

		United States — 1.8%
	4,615,344	Vanguard Emerging Markets ETF (f)	185,306,062

		TOTAL INVESTMENT FUNDS (COST $202,988,899)	207,151,971

		DEBT OBLIGATIONS — 0.3%

		Poland — 0.3%
PLN	100,677,888	TRI Media Secured Term Note, 6.46% , due 02/07/13 (a) (d)	25,411,285

		TOTAL DEBT OBLIGATIONS (COST $29,505,475)	25,411,285

		RIGHTS/WARRANTS — 0.0%

		Thailand — 0.0%
	6,279,950	Krung Thai Bank Rights, Expires 10/11/12 *	801,653

		TOTAL RIGHTS/WARRANTS (COST $763,336)	801,653

		MUTUAL FUNDS — 0.6%

		United States — 0.6%
		Affiliated Issuers
	8,064	GMO Special Purpose Holding Fund (g)	5,081
	2,628,307	GMO U.S. Treasury Fund	65,707,687

		TOTAL MUTUAL FUNDS (COST $65,707,687)	65,712,768

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
EUR	17	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.04)%, due 09/04/12	22
HKD	22,459,945	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/04/12	2,895,835
ZAR	4,013,869	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 09/04/12	477,671

20	See accompanying notes to the financial statements.

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	12,500,000	DBS Bank LTD (Singapore) Time Deposit, 0.07%, due 09/04/12	12,500,000
USD	9,487,105	Royal Bank of Scotland (London) Time Deposit, 0.07%, due 09/04/12	9,487,105

		Total Time Deposits	25,360,633

		TOTAL SHORT-TERM INVESTMENTS (COST $25,360,633)	25,360,633

		TOTAL INVESTMENTS — 99.2% (Cost $10,824,497,242)	10,351,590,041
		Other Assets and Liabilities (net) — 0.8%	86,698,762

		TOTAL NET ASSETS — 100.0%	$10,438,288,803

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2012
Anilana Hotel & Properties	2/10/11-2/16/12	$1,890,310	0.02%	$1,585,647
The China A Share Fund Ltd Class S1	10/14/08	—	0.00%	113,055
The China A Share Fund Ltd Class S2	4/23/10	2,453,738	0.02%	2,221,246
Fire Capital Mauritius Private Fund **	9/06/06-10/26/09	11,185,180	0.10%	10,815,643
NCH Eagle Fund LP	4/06/09	7,816,032	0.07%	6,883,173
Societe Generale Thalmann Ukraine Fund	7/15/97	199,943	0.00%	4,000
Steep Rock Russia Fund LP	12/22/06-5/13/09	2,250,000	0.01%	1,064,026
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.01%	530,614
TRI Media Secured Term Note	8/7/09	29,505,475	0.24%	25,411,285
Templeton EE FD	12/05/97-6/24/02	471,720	0.00%	214,152

				$48,842,841

**	GMO Emerging Markets Fund has committed an additional $7,724,246 to this investment.

See accompanying notes to the financial statements.	21

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty		Fund Pays		Fund (Pays)/Receives		Net Unrealized Appreciation/ (Depreciation)
3,163,732	USD	9/18/2012		UBS AG		Depreciation of Total Return on E Ink Holdings + (Monthly USD LIBOR Rate minus 6.00%)		Appreciation of Total Return on E Ink Holdings	$315,645
25,263,036	USD	9/20/2012		Morgan Stanley & Co. International PLC		Depreciation of Total Return on Asustek Computer Inc + (Daily Fed Funds Rate minus 4.00%)		Appreciation of Total Return on Asustek Computer Inc	1,409,797

									$1,725,442

						Premiums to (Pay) Receive				$—

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	Bankrupt issuer.

(c)	Affiliated company (Note 10).

(d)	Private placement securities are restricted as to resale.

(e)	The security is currently in full liquidation.

(f)	Represents an investment to obtain exposure to equalize cash. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

(g)	Underlying investment represents interests in defaulted claims. See “Other matters” in Notes to Financial Statements for additional information.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 26.

22	See accompanying notes to the financial statements.

Taiwan Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.7%
Investment Funds	4.2
Mutual Funds	1.0
Short-Term Investments	0.3
Other	0.8

100.0%

Industry Sector Summary	% of Equity Investments*
Semiconductors & Semiconductor Equipment	22.4%
Computer Hardware	20.4
Wireless Telecommunication Services	17.6
Electronic Equipment, Instruments & Components	14.2
Diversified Telecommunication Services	4.6
Mutual Funds	4.3
Computer Storage & Peripherals	4.2
Commerical Banks	3.8
Machinery	2.0
Computers & Peripherals	1.5
Chemicals	1.3
Communications Equipment	1.2
Construction Materials	0.6
Real Estate	0.4
Real Estate Management & Development	0.4
Diversified Financial Services	0.3
Metals & Mining	0.3
Insurance Premiums	0.3
Electrical Equipment	0.1
Oil, Gas & Consumable Fuels	0.1
Building Products	0.0 ^

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as a preferred stock. This table excludes exposure to derivative contracts, and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

^	Rounds to 0.0%.

23

Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.7%

	Taiwan — 93.7%
279,122	Arima Communications Corp	127,048
160,906	Asia Cement Corp	185,448
265,323	Asustek Computer Inc	2,662,119
2,997,000	AU Optronics Corp *	920,466
34,448	Catcher Technology Co Ltd	173,001
186,755	China Life Insurance Co Ltd *	170,235
182,650	China Petrochemical Development Corp	146,938
228,897	China Steel Corp	196,320
340,104	Chinatrust Financial Holding Co Ltd	204,536
867,132	Chunghwa Telecom Co Ltd	2,616,577
199,000	Compal Communications Inc *	218,614
2,868,486	Compal Electronics Inc	2,525,446
7,952	Compeq Manufacturing Co Ltd	3,409
305,000	Delta Electronics Inc	1,044,087
13,000	Dynapack International Technology Corp	63,153
835,000	E Ink Holdings Inc	841,004
108,000	Elan Microelectronics Corp	170,019
1,989,767	Far Eastone Telecommunications Co Ltd	4,923,603
5,985	First Financial Holding Co Ltd	3,483
50,000	Flexium Interconnect Inc *	227,822
53,000	Formosa Chemicals & Fibre Co	137,330
10,605	Formosa Petrochemical Corp	30,329
199,455	Fubon Financial Holding Co Ltd	199,487
19,767	Genesis Photonics Inc *	15,170
56,531	Gintech Energy Corp *	56,136
445,000	Grand Pacific Petrochemical Corp	210,445
128,000	Highwealth Construction Corp	214,541
1,687,329	Hon Hai Precision Industry Co Ltd	4,802,903
20,228	HTC Corp	175,137
2,611,000	Innolux Display Corp *	839,614
2,000	Largan Precision Co Ltd	41,981
1,829,711	Lite-On Technology Corp	2,222,542
838,151	Macronix International Co Ltd	227,108
5,000	MediaTek Inc	53,661
254,597	Mega Financial Holding Co Ltd	192,750
105,180	Nan Ya Plastics Corp	198,418
130,000	Neo Solar Power Corp *	70,804
258,995	Novatek Microelectronics Corp Ltd	838,472
13,000	Phison Electronics Corp	98,447
1,294,425	Powertech Technology Inc	2,453,823
1,535,856	Quanta Computer Inc	3,985,529
120,000	Ruentex Development Co Ltd	202,236
51,000	Senao International Co Ltd	180,756
4,527,923	Taishin Financial Holding Co Ltd	1,740,353
167,000	Taiwan Cement Corp	182,230
9,770	Taiwan Glass Industrial Corp	9,745
1,365,158	Taiwan Mobile Co Ltd	5,063,403
2,341,190	Taiwan Semiconductor Manufacturing Co Ltd	6,556,772

Shares / Par Value		Description	Value ($)
		Taiwan — continued
	16,358	TPK Holding Co Ltd	212,696
	32,340	TSRC Corp	68,276
	28,000	Ubright Optronics Corp	112,858
	5,223,000	United Microelectronics Corp	2,099,026
	58,500	United Microelectronics Corp Sponsored ADR	118,755
	2,155,963	Wistron Corp	2,421,904
	2,968,195	Ya Hsin Industrial Co Ltd * (a) (b)	—
	622,152	Yungtay Engineering Co Ltd	1,113,512

		Total Taiwan	54,570,477

		TOTAL COMMON STOCKS (COST $55,718,230)	54,570,477

		INVESTMENT FUNDS — 4.2%

		United States — 4.2%
	191,930	iShares MSCI Taiwan Index Fund (c)	2,429,834

		TOTAL INVESTMENT FUNDS (COST $2,442,374)	2,429,834

		MUTUAL FUNDS — 1.0%

		United States — 1.0%
		Affiliated Issuers
	24,005	GMO U.S. Treasury Fund	600,122

		TOTAL MUTUAL FUNDS (COST $600,122)	600,122

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
USD	39,491	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 09/03/12	39,491
USD	80,000	Citibank (New York) Time Deposit, 0.07%, due 09/03/12	80,000
USD	80,000	HSBC Bank (New York) Time Deposit, 0.07%, due 09/03/12	80,000

		Total Time Deposits	199,491

		TOTAL SHORT-TERM INVESTMENTS (COST $199,491)	199,491

		TOTAL INVESTMENTS — 99.2% (Cost $58,960,217)	57,799,924
		Other Assets and Liabilities (net) — 0.8%	457,329

		TOTAL NET ASSETS — 100.0%	$58,257,253

24	See accompanying notes to the financial statements.

Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Bankrupt issuer.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)

Represents an investment to equitize cash in the iShares® MSCI Taiwan Index Fund, which is a separate investment portfolio of iShares, Inc., a registered investment company. The iShares® MSCI Taiwan Index Fund prospectus states that the fund invests in the Taiwanese market and seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Taiwan Index. iShares® is a registered trademark of BlackRock.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 26.

See accompanying notes to the financial statements.	25

GMO Trust Funds

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

MSCI - Morgan Stanley Capital International

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

Currency Abbreviations:

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

PHP - Philippine Peso

PLN - Polish Zloty

USD - United States Dollar

ZAR - South African Rand

In the tables showing Forward Currency Contracts and Futures Contracts, Value represents the notional amount of each position in U.S. Dollars.

26	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$160,952,814	$857,228,092	$10,285,470,698	$57,199,802
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	1,009,127	22,103,654	66,119,343	600,122
Foreign currency, at value (Note 2)(c)	536,939	2,262,085	43,139,312	50,632
Receivable for investments sold	450,782	61,036,492	35,131,520	—
Receivable for Fund shares sold	16,891	1,474	—	—
Dividends and interest receivable	843,449	3,073,615	53,195,983	596,502
Foreign taxes receivable	255,056	81,060	3,013,632	—
Receivable for foreign currency sold	—	90,177	15,907	—
Receivable for open swap agreements (Note 4)	—	—	1,725,442	—
Receivable for collateral on open swap agreements (Note 4)	—	—	830,000	—
Receivable for expenses reimbursed by Manager (Note 5)	35,271	12,772	281,254	—
Miscellaneous receivable	132	3,779	526,115	368

Total assets	164,100,461	945,893,200	10,489,449,206	58,447,426

Liabilities:
Payable for investments purchased	160,591	44,971,211	20,377,591	121
Payable for Fund shares repurchased	12,865	—	18,175,532	—
Accrued capital gain taxes payable (Note 2)	—	—	32,707	—
Payable to affiliate for (Note 5):
Management fee	91,810	566,287	6,761,800	39,974
Shareholder service fee	17,458	79,824	937,330	7,403
Administration fee – Class M	4,974	—	—	—
Payable for 12b-1 fee – Class M	12,265	—	—	—
Payable for foreign currency purchased	65	—	—	—
Miscellaneous payable	—	—	1,181,124	—
Agents unaffiliated with the Manager	31	93	1,736	—
Accrued expenses	380,794	245,162	3,692,583	142,675

Total liabilities	680,853	45,862,577	51,160,403	190,173

Net assets	$163,419,608	$900,030,623	$10,438,288,803	$58,257,253

(a) Cost of investments – unaffiliated issuers:	$171,607,309	$807,444,194	$10,749,995,098	$58,360,095
(b) Cost of investments – affiliated issuers:	$1,009,127	$22,103,654	$74,502,144	$600,122
(c) Cost of foreign currency:	$537,998	$2,267,058	$43,194,259	$50,619

See accompanying notes to the financial statements.	27

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Net assets consist of:
Paid-in capital	$199,837,660	$846,181,385	$11,473,779,327	$67,919,571
Accumulated undistributed net investment income	2,777,227	7,991,981	199,763,809	1,202,281
Accumulated net realized loss	(28,541,947)	(3,921,005)	(763,960,160)	(9,704,466)
Net unrealized appreciation (depreciation)	(10,653,332)	49,778,262	(471,294,173)	(1,160,133)

	$163,419,608	$900,030,623	$10,438,288,803	$58,257,253

Net assets attributable to:
Class II shares	$—	$213,816,088	$1,876,748,924	$—

Class III shares	$134,919,603	$30,539,977	$1,121,662,894	$58,257,253

Class IV shares	$—	$172,675,678	$1,398,580,981	$—

Class V shares	$—	$—	$849,905,871	$—

Class VI shares	$—	$482,998,880	$5,191,390,133	$—

Class M shares	$28,500,005	$—	$—	$—

Shares outstanding:
Class II	—	9,835,860	173,752,576	—

Class III	13,759,934	1,404,615	103,565,780	2,959,304

Class IV	—	7,940,126	130,099,111	—

Class V	—	—	79,160,252	—

Class VI	—	22,172,089	482,559,120	—

Class M	2,953,337	—	—	—

Net asset value per share:
Class II	$—	$21.74	$10.80	$—

Class III	$9.81	$21.74	$10.83	$19.69

Class IV	$—	$21.75	$10.75	$—

Class V	$—	$—	$10.74	$—

Class VI	$—	$21.78	$10.76	$—

Class M	$9.65	$—	$—	$—

28	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$4,001,113	$12,723,144	$239,534,171	$1,912,229
Interest	582	2,949	887,302	50
Dividends from affiliated issuers (Note 10)	576	13,492	37,816	367

Total investment income	4,002,271	12,739,585	240,459,289	1,912,646

Expenses:
Management fee (Note 5)	542,565	2,659,841	38,762,488	264,704
Shareholder service fee – Class II (Note 5)	—	175,569	2,084,016	—
Shareholder service fee – Class III (Note 5)	102,759	6,487 *	889,860	49,019
Shareholder service fee – Class IV (Note 5)	—	45,565 **	789,641	—
Shareholder service fee – Class V (Note 5)	—	—	330,747	—
Shareholder service fee – Class VI (Note 5)	—	124,916	1,367,662	—
12b-1 fee – Class M (Note 5)	37,413	—	—	—
Administration fee – Class M (Note 5)	29,931	—	—	—
Audit and tax fees	50,508	58,965	103,132	41,445
Custodian and fund accounting agent fees	391,920	296,056	5,186,960	96,968
Legal fees	2,668	8,740	168,268	920
Registration fees	16,883	—	23,688	368
Transfer agent fees	23,920	21,344	37,904	13,708
Trustees fees and related expenses (Note 5)	1,288	4,692	67,160	460
Miscellaneous	19,674	8,930	85,659	5,944

Total expenses	1,219,529	3,411,105	49,897,185	473,536
Fees and expenses reimbursed by Manager (Note 5)	(196,621)	(79,955)	(1,581,429)	(90)
Expense reductions (Note 2)	(21)	(522)	(445)	—

Net expenses	1,022,887	3,330,628	48,315,311	473,446

Net investment income (loss)	2,979,384	9,408,957	192,143,978	1,439,200

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	(3,399,911)	(111,682)	(227,512,888)	(1,180,658)
Investments in affiliated issuers	41	—	(5,747,506)	—
Swap agreements	—	—	(12,437,778)	—
Foreign currency, forward contracts and foreign currency related transactions (Net of foreign transaction tax)(c)	(95,477)	(977,678)	(6,325,446)	(7,768)

Net realized gain (loss)	(3,495,347)	(1,089,360)	(252,023,618)	(1,188,426)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(19,576,834)	77,014	(1,084,411,047)	(5,703,315)
Investments in affiliated issuers	—	—	130,928	—
Swap agreements	—	—	70,756	—
Foreign currency, forward contracts and foreign currency related transactions(c)	(14,142)	(71,066)	(988,341)	(11,250)

Net unrealized gain (loss)	(19,590,976)	5,948	(1,085,197,704)	(5,714,565)

Net realized and unrealized gain (loss)	(23,086,323)	(1,083,412)	(1,337,221,322)	(6,902,991)

Net increase (decrease) in net assets resulting from operations	$(20,106,939)	$8,325,545	$(1,145,077,344)	$(5,463,791)

(a) Withholding tax	$562,887	$1,236,869	$33,552,324	$483,102
(b) Foreign capital gains tax	$26,376	$3,943	$350,456	$—
(c) Foreign transaction tax	$—	$5	$32,707	$—

*	Period from June 29, 2012 (commencement of operations) through August 31, 2012.
**	Period from May 2, 2012 (commencement of operations) through August 31, 2012.

See accompanying notes to the financial statements.	29

GMO Trust Funds

Statements of Changes in Net Assets

	Emerging Countries Fund		Emerging Domestic Opportunities Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)		Period from March 1, 2011 (commencement of operations) through February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,979,384	$4,508,928	$9,408,957		$2,016,816
Net realized gain (loss)	(3,495,347)	1,081,268	(1,089,360)		(4,451,784)
Change in net unrealized appreciation (depreciation)	(19,590,976)	(18,398,096)	5,948		49,772,314

Net increase (decrease) in net assets from operations	(20,106,939)	(12,807,900)	8,325,545		47,337,346

Distributions to shareholders from:
Net investment income
Class II	—	—	—		(371,090)
Class III	—	(3,259,177)	—		—
Class VI	—	—	—		(1,532,363)
Class M	—	(442,486)	—		—

Total distributions from net investment income	—	(3,701,663)	—		(1,903,453)

Net share transactions (Note 9):
Class II	—	—	98,725,161		103,854,636
Class III	(6,325,470)	(58,705,191)	29,760,000	*	—
Class IV	—	—	173,600,000	**	—
Class V	—	—	—		(145,616)
Class VI	—	—	56,574,041		377,065,432
Class M	(934,966)	5,614,371	—		—

Increase (decrease) in net assets resulting from net share transactions	(7,260,436)	(53,090,820)	358,659,202		480,774,452

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	—	—	876,839		834,647
Class III	—	—	240,000	*	—
Class IV	—	—	1,400,000	**	—
Class V	—	—	—		127,072
Class VI	—	—	455,945		2,903,028

Increase in net assets resulting from purchase premiums and redemption fees	—	—	2,972,784		3,864,747

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(7,260,436)	(53,090,820)	361,631,986		484,639,199

Total increase (decrease) in net assets	(27,367,375)	(69,600,383)	369,957,531		530,073,092

Net assets:
Beginning of period	190,786,983	260,387,366	530,073,092		—

End of period	$163,419,608	$190,786,983	$900,030,623		$530,073,092

Accumulated undistributed net investment income	$2,777,227	$—	$7,991,981		$—

Distributions in excess of net investment income	$—	$(202,157)	$—		$(1,416,976)

*	Period from June 29, 2012 (commencement of operations) through August 31, 2012.

**	Period from May 2, 2012 (commencement of operations) through August 31, 2012.

30	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		Taiwan Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$192,143,978	$226,298,713	$1,439,200	$3,363,137
Net realized gain (loss)	(252,023,618)	236,578,448	(1,188,426)	7,455,104
Change in net unrealized appreciation (depreciation)	(1,085,197,704)	(732,960,329)	(5,714,565)	(14,879,207)

Net increase (decrease) in net assets from operations	(1,145,077,344)	(270,083,168)	(5,463,791)	(4,060,966)

Distributions to shareholders from:
Net investment income
Class II	—	(33,625,856)	—	—
Class III	—	(21,210,324)	—	(3,450,100)
Class IV	—	(29,273,840)	—	—
Class V	—	(13,605,922)	—	—
Class VI	—	(93,216,906)	—	—

Total distributions from net investment income	—	(190,932,848)	—	(3,450,100)

Net realized gains
Class II	—	(257,810,383)	—	—
Class III	—	(172,858,178)	(1,314,571)	(2,700,189)
Class IV	—	(209,938,134)	—	—
Class V	—	(94,237,890)	—	—
Class VI	—	(689,413,488)	—	—

Total distributions from net realized gains	—	(1,424,258,073)	(1,314,571)	(2,700,189)

	—	(1,615,190,921)	(1,314,571)	(6,150,289)

Net share transactions (Note 9):
Class II	(7,879,750)	96,860,463	—	—
Class III	(71,621,295)	105,177,035	(9,988,892)	(62,043,855)
Class IV	(238,726,457)	442,365,703	—	—
Class V	271,636,933	(52,610,484)	—	—
Class VI	624,776,400	236,955,769	—	—

Increase (decrease) in net assets resulting from net share transactions	578,185,831	828,748,486	(9,988,892)	(62,043,855)

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	1,769,707	3,107,893	—	—
Class III	375,306	1,347,965	53,501	368,888
Class IV	654,477	2,155,792	—	—
Class V	38,296	217,333	—	—
Class VI	6,256,530	9,341,726	—	—

Increase in net assets resulting from purchase premiums and redemption fees	9,094,316	16,170,709	53,501	368,888

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	587,280,147	844,919,195	(9,935,391)	(61,674,967)

Total increase (decrease) in net assets	(557,797,197)	(1,040,354,894)	(16,713,753)	(71,886,222)

Net assets:
Beginning of period	10,996,086,000	12,036,440,894	74,971,006	146,857,228

End of period	$10,438,288,803	$10,996,086,000	$58,257,253	$74,971,006

Accumulated undistributed net investment income	$199,763,809	$7,619,831	$1,202,281	$—

Distributions in excess of net investment income	$—	$—	$—	$(236,919)

See accompanying notes to the financial statements.	31

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRIES FUND

	Class III Shares												Class M Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008				2012		2011		2010		2009		2008
Net asset value, beginning of period	$11.03		$11.50		$9.24		$5.06		$15.26		$16.04		$10.87		$11.34		$9.12		$5.00		$15.07		$15.90

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.24		0.11		0.09		0.24		0.23		0.16		0.18		0.08		0.07		0.16		0.18
Net realized and unrealized gain (loss)	(1.40)		(0.50	)(a)	2.28		4.23		(8.10)		4.87		(1.38)		(0.47	)(a)	2.24		4.17		(7.92)		4.82

Total from investment operations	(1.22)		(0.26)		2.39		4.32		(7.86)		5.10		(1.22)		(0.29)		2.32		4.24		(7.76)		5.00

Less distributions to shareholders:
From net investment income	—		(0.21)		(0.13)		(0.12)		(0.22)		(0.30)		—		(0.18)		(0.10)		(0.10)		(0.19)		(0.25)
From net realized gains	—		—		—		(0.02)		(2.12)		(5.58)		—		—		—		(0.02)		(2.12)		(5.58)

Total distributions	—		(0.21)		(0.13)		(0.14)		(2.34)		(5.88)		—		(0.18)		(0.10)		(0.12)		(2.31)		(5.83)

Net asset value, end of period	$9.81		$11.03		$11.50		$9.24		$5.06		$15.26		$9.65		$10.87		$11.34		$9.12		$5.00		$15.07

Total Return(b)	(11.06	)%**	(1.96)%		25.89%		85.52%		(58.58)%		30.68%		(11.22	)%**	(2.27)%		25.48%		84.90%		(58.67)%		30.29%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134,920		$157,638		$231,921		$174,933		$89,902		$371,540		$28,500		$33,149		$28,467		$31,582		$20,948		$31,386
Net expenses to average daily net assets	1.17	%(c)(d)*	1.17	%(c)(d)	1.15	%(c)(d)	1.17	%(c)(d)	1.16	%(e)	1.11	%(e)	1.47	%(c)(d)*	1.46	%(c)(d)	1.45	%(c)(d)	1.47	%(d)	1.48	%(e)	1.41	%(e)
Net investment income (loss) to average daily net assets	3.63	%*	2.13%		1.05%		1.10%		2.25%		1.31%		3.30	%*	1.63%		0.80%		0.83%		1.68%		0.99%
Portfolio turnover rate	52	%**	113%		124%		138%		128%		72%		52	%**	113%		124%		138%		128%		72%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.24	%*	0.14%		0.15%		0.25%		0.14%		0.03%		0.24	%*	0.14%		0.15%		0.25%		0.23%		0.03%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

32	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares				Class III Shares		Class IV Shares		Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)		Period from March 24, 2011 (commencement of operations) through February 29, 2012		Period from June 29, 2012 (commencement of operations) through August 31, 2012 (Unaudited)		Period from May 2, 2012 (commencement of operations) through August 31, 2012 (Unaudited)		Six Months Ended August 31, 2012 (Unaudited)		Period from September 19, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$21.39		$20.89		$21.02		$22.00		$21.41		$20.34

Income (loss) from investment operations:
Net investment income (loss)†	0.27		0.20		0.10		0.14		0.30		0.10
Net realized and unrealized gain (loss)	0.08	(a)	0.39	(a)	0.62	(a)	(0.39)		0.07	(a)	1.06	(a)

Total from investment operations	0.35		0.59		0.72		(0.25)		0.37		1.16

Less distributions to shareholders:
From net investment income	—		(0.09)		—		—		—		(0.09)

Total distributions	—		(0.09)		—		—		—		(0.09)

Net asset value, end of period	$21.74		$21.39		$21.74		$21.75		$21.78		$21.41

Total Return(b)	1.64	%**	2.86	%**	3.43	%**	(1.14	)%**	1.73	%**	5.78	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$213,816		$112,056		$30,540		$172,676		$482,999		$418,017
Net expenses to average daily net assets(c)(d)	1.06	%*	1.02	%*	0.98	%*	0.94	%*	0.90	%*	0.87	%*
Net investment income (loss) to average daily net assets	2.53	%*	1.05	%*	2.62	%*	2.01	%*	2.82	%*	1.10	%*
Portfolio turnover rate	158	%**	459	%**††	158	%**†††	158	%**††††	158	%**	459	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.42	%*	0.02	%*	0.02	%*	0.02	%*	0.13	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.12		$0.45		$0.21		$0.23		$0.02		$0.18

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†††	Calculation represent portfolio turnover of the fund for the period from June 29, 2012 through August 31, 2012.
††††	Calculation represent portfolio turnover of the fund for the period from May 2, 2012 through August 31, 2012.
††	Calculation represents portfolio turnover of the Fund for the period from March 1, 2011 through February 29, 2012.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	33

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares								Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,				Period from August 12, 2009 (commencement of operations) through February 28, 2010		Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011						2012		2011		2010		2009		2008
Net asset value, beginning of period	$12.10		$14.46		$11.63		$10.62		$12.13		$14.49		$11.66		$6.30		$20.48		$20.67

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.24		0.16		0.02		0.20		0.26		0.16		0.21		0.23		0.25
Net realized and unrealized gain (loss)	(1.50)		(0.65)		2.84		1.18		(1.50)		(0.66)		2.85		5.34		(10.65)		5.94

Total from investment operations	(1.30)		(0.41)		3.00		1.20		(1.30)		(0.40)		3.01		5.55		(10.42)		6.19

Less distributions to shareholders:
From net investment income	—		(0.21)		(0.17)		(0.19)		—		(0.22)		(0.18)		(0.19)		(0.13)		(0.31)
From net realized gains	—		(1.74)		—		—		—		(1.74)		—		—		(3.63)		(6.07)

Total distributions	—		(1.95)		(0.17)		(0.19)		—		(1.96)		(0.18)		(0.19)		(3.76)		(6.38)

Net asset value, end of period	$10.80		$12.10		$14.46		$11.63		$10.83		$12.13		$14.49		$11.66		$6.30		$20.48

Total Return(a)	(10.74	)%**	(1.94)%		25.77%		11.21	%**	(10.72	)%**	(1.89)%		25.80%		88.05%		(58.62)%		28.38%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,876,749		$2,100,382		$2,304,697		$2,265,637		$1,121,663		$1,334,720		$1,445,916		$1,014,490		$2,309,057		$3,402,343
Net expenses to average daily net assets	1.05	%(b)(c)*	1.05	%(b)(c)	1.07	%(b)(c)	1.07	%(b)*	1.00	%*(b)(c)	1.00	%(b)(c)	1.02	%(b)(c)	1.06	%(b)	1.10	%(d)	1.09	%(d)
Net investment income (loss) to average daily net assets	3.58	%*	1.88%		1.21%		0.30	%*	3.61	%*	2.00%		1.17%		2.25%		1.77%		1.04%
Portfolio turnover rate	53	%**	108%		114%		126	%**††	53	%**	108%		114%		126%		99%		60%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.03%		0.03	%*	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.00	%(e)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.02		$0.02		$0.00	(f)	$0.01		$0.00	(f)	$0.02		$0.04		$0.04

	Class IV Shares												Class V Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008				2012		2011		2010		2009		2008
Net asset value, beginning of period	$12.03		$14.40		$11.58		$6.27		$20.40		$20.62		$12.01		$14.39		$11.57		$6.26		$20.39		$20.61

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.26		0.17		0.16		0.25		0.23		0.21		0.26		0.15		0.20		0.22		0.23
Net realized and unrealized gain (loss)	(1.48)		(0.67)		2.83		5.36		(10.62)		5.95		(1.48)		(0.67)		2.86		5.32		(10.58)		5.96

Total from investment operations	(1.28)		(0.41)		3.00		5.52		(10.37)		6.18		(1.27)		(0.41)		3.01		5.52		(10.36)		6.19

Less distributions to shareholders:
From net investment income	—		(0.22)		(0.18)		(0.21)		(0.13)		(0.33)		—		(0.23)		(0.19)		(0.21)		(0.14)		(0.34)
From net realized gains	—		(1.74)		—		—		(3.63)		(6.07)		—		(1.74)		—		—		(3.63)		(6.07)

Total distributions	—		(1.96)		(0.18)		(0.21)		(3.76)		(6.40)		—		(1.97)		(0.19)		(0.21)		(3.77)		(6.41)

Net asset value, end of period	$10.75		$12.03		$14.40		$11.58		$6.27		$20.40		$10.74		$12.01		$14.39		$11.57		$6.26		$20.39

Total Return(a)	(10.64	)%**	(1.90)%		25.93%		88.05%		(58.59)%		28.38%		(10.57	)%**	(1.92)%		26.03%		88.21%		(58.59)%		28.43%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,398,581		$1,816,285		$1,649,840		$1,639,961		$1,345,811		$3,021,319		$849,906		$662,263		$835,561		$367,836		$795,586		$1,190,887
Net expenses to average daily net assets	0.95	%*(b)(c)	0.95	%(b)(c)	0.97	%(b)(c)	0.99	%(b)	1.06	%(d)	1.05	%(d)	0.90	%*(b)(c)	0.90	%(b)(c)	0.93	%(b)(c)	0.98	%(b)	1.03	%(d)	1.03	%(d)
Net investment income (loss) to average daily net assets	3.62	%*	2.00%		1.29%		1.54%		1.86%		0.98%		3.86	%*	2.03%		1.15%		2.12%		1.81%		0.98%
Portfolio turnover rate	53	%**	108%		114%		126%		99%		60%		53	%**	108%		114%		126%		99%		60%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.00	%(e)	0.04	%*	0.04%		0.04%		0.03%		0.01%		0.00	(e)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.02		$0.01		$0.02		$0.04		$0.02		$0.00	(f)	$0.00	(f)	$0.01		$0.01		$0.05		$0.05

(a)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Ratio is less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the fund for the six months ended August 31, 2009.
*	Annualized.
**	Not annualized.

34	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$12.04		$14.41		$11.59		$6.27		$20.42		$20.63

Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.27		0.17		0.13		0.23		0.25
Net realized and unrealized gain (loss)	(1.49)		(0.67)		2.84		5.41		(10.61)		5.95

Total from investment operations	(1.28)		(0.40)		3.01		5.54		(10.38)		6.20

Less distributions to shareholders:
From net investment income	—		(0.23)		(0.19)		(0.22)		(0.14)		(0.34)
From net realized gains	—		(1.74)		—		—		(3.63)		(6.07)

Total distributions	—		(1.97)		(0.19)		(0.22)		(3.77)		(6.41)

Net asset value, end of period	$10.76		$12.04		$14.41		$11.59		$6.27		$20.42

Total Return(a)	(10.63	)%**	(1.81)%		26.01%		88.34%		(58.61)%		28.49%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,191,390		$5,082,437		$5,800,427		$3,836,631		$1,226,252		$5,902,406
Net expenses to average daily net assets	0.87	%*(b)(c)	0.87	%(b)(c)	0.89	%(b)(c)	0.91	%(b)	1.00	%(d)	1.00	%(d)
Net investment income (loss) to average daily net assets	3.80	%*	2.11%		1.29%		1.18%		1.83%		1.05%
Portfolio turnover rate	53	%**	108%		114%		126%		99%		60%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%		0.04%		0.04%		0.01%		0.00	%(e)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.03		$0.02		$0.07		$0.03

(a)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	35

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAIWAN FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011	2010		2009		2008
Net asset value, beginning of period	$21.60		$23.85		$17.75	$11.06		$22.42		$30.98

Income (loss) from investment operations:
Net investment income (loss)†	0.44		0.73		0.16	0.25		0.59		0.61
Net realized and unrealized gain (loss)	(1.94)		(1.04)		6.30	6.89	(a)	(10.80)		1.50

Total from investment operations	(1.50)		(0.31)		6.46	7.14		(10.21)		2.11

Less distributions to shareholders:
From net investment income	—		(1.09)		(0.36)	(0.45)		(0.30)		(0.85)
From net realized gains	(0.41)		(0.85)		—	—		(0.85)		(9.82)

Total distributions	(0.41)		(1.94)		(0.36)	(0.45)		(1.15)		(10.67)

Net asset value, end of period	$19.69		$21.60		$23.85	$17.75		$11.06		$22.42

Total Return(b)	(6.88	)%**	0.15%		36.71%	64.80%		(47.14)%		6.97	%(c)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,257		$74,971		$146,857	$91,176		$100,176		$220,359
Net expenses to average daily net assets	1.45	%(e)*	1.36	%(e)	1.33%	1.35	%(d)(e)	1.32	%(d)	1.29	%(d)
Net investment income (loss) to average daily net assets	4.40	%*	3.16%		0.78%	1.55%		3.42%		1.98%
Portfolio turnover rate	70	%**	105%		129%	106%		88%		94%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.00	%(f)*	—		—	—		—		—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.08		$0.09	$0.06		$0.03		$0.06

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(c)	The effect of losses in the amount of $56,687, resulting from compliance violations and the Manager’s reimbursement of such losses, had no effect on the total return.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

36	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2012 (Unaudited)

1.	Organization

Each of GMO Emerging Countries Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, and Taiwan Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

For cash management purposes, the Funds may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Funds may also invest in other GMO Funds (“underlying funds”).

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principle Investment Objective
Emerging Countries Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Emerging Domestic Opportunities Fund	N/A	Total return
Emerging Markets Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Taiwan Fund	MSCI Taiwan Index	Total return in excess of benchmark

Emerging Countries Fund and Taiwan Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to present minimal credit risk, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Fund that were valued using fair value prices obtained from that independent pricing service as of August 31, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

37

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Funds calculates their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or using fair value inputs obtained from an independent pricing service.

The aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of August 31, 2012 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service
Emerging Countries Fund	0.6%	72.7%
Emerging Domestic Opportunities Fund	0.8%	68.5%
Emerging Markets Fund	1.0%	72.3%
Taiwan Fund	0.0%	93.5%

Derivatives

Fund Name	Swap agreements fair valued using inputs obtained from an independent pricing service
Emerging Countries Fund	—
Emerging Domestic Opportunities Fund	—
Emerging Markets Fund	0.0%	*
Taiwan Fund	—

*	Rounds to 0.0%.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any, (being determined by each category of assets as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). At August 31, 2012, there were no classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their shares are valued using Level 2 or Level 3 inputs).

38

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts; certain restricted securities; non-exchange traded equity securities; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Certain Funds utilized the following fair value techniques on Level 3 investments: Certain securities in Thailand and India were valued at the local price as adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations (Emerging Countries Fund, Emerging Domestic Opportunities Fund and Emerging Markets Fund); valued various third-party investment funds based on valuations provided by fund sponsors and adjusted the values for liquidity considerations as well as the timing of the receipt of information (Emerging Markets Fund); valued certain equity securities based on the last traded exchange price adjusted for the movement in a securities index (Emerging Markets Fund); valued certain Polish debt securities by using an estimated specified spread above the Warsaw Interbank Offered Rate (WIBOR) and adjusted the values for liquidity considerations (Emerging Markets Fund); valued certain securities based on a price from a comparable security related to the same issuer (Emerging Countries Fund and Emerging Markets Fund); deemed certain securities to have a fair value of zero (Emerging Countries Fund and Emerging Markets Fund); considered certain bankrupt securities to be near worthless (Taiwan Fund).

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2012:

Valuation Inputs as of August 31, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Emerging Countries Fund
Asset Valuation Inputs
Common Stocks
Brazil	$14,349,072	$—	$—		$14,349,072
Chile	469,842	—	—		469,842
China	1,350,868	20,409,504	—		21,760,372
Czech Republic	—	2,911,879	—		2,911,879
Egypt	—	3,110,183	—		3,110,183
Hungary	—	383,161	—		383,161
India	857,829	7,134,449	566,473		8,558,751
Indonesia	629,180	7,855,388	—		8,484,568
Malaysia	—	969,041	—		969,041
Mexico	4,877,984	—	—		4,877,984
Morocco	—	316,510	—		316,510
Philippines	557,610	2,684,014	—		3,241,624
Poland	—	3,817,884	—		3,817,884
Russia	—	19,901,014	—		19,901,014
South Africa	—	5,110,105	—		5,110,105
South Korea	1,516,784	14,821,172	—		16,337,956
Sri Lanka	—	143,129	—		143,129
Taiwan	48,684	9,555,779	0	*	9,604,463
Thailand	—	7,570,360	326,510		7,896,870
Turkey	13,320	6,780,505	—		6,793,825
United Kingdom	52,370	956,457	—		1,008,827
United States	815,128	—	—		815,128

TOTAL COMMON STOCKS	25,538,671	114,430,534	892,983		140,862,188

39

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Emerging Countries Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$13,222,961	$—	$—	$13,222,961
Chile	55,352	—	—	55,352
Russia	—	3,074,133	—	3,074,133
South Korea	—	1,310,520	—	1,310,520

TOTAL PREFERRED STOCKS	13,278,313	4,384,653	—	17,662,966

Investment Funds
United States	2,014,647	—	—	2,014,647

TOTAL INVESTMENT FUNDS	2,014,647	—	—	2,014,647

Rights/Warrants
Thailand	—	14,773	—	14,773

TOTAL RIGHTS/WARRANTS	—	14,773	—	14,773

Mutual Funds
United States	1,009,127	—	—	1,009,127

TOTAL MUTUAL FUNDS	1,009,127	—	—	1,009,127

Short-Term Investments	398,240	—	—	398,240

Total Investments	42,238,998	118,829,960	892,983	161,961,941

Total	$42,238,998	$118,829,960	$892,983	$161,961,941

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$27,005,828	$—	$27,005,828
Brazil	35,087,766	—	—	35,087,766
China	7,217,091	29,198,322	—	36,415,413
France	—	8,793,649	—	8,793,649
India	674,958	36,472,823	3,653,728	40,801,509
Indonesia	—	41,389,728	—	41,389,728
Malaysia	—	15,224,211	—	15,224,211
Mexico	43,478,641	—	—	43,478,641
Nigeria	—	6,605,639	—	6,605,639
Panama	14,943,775	—	—	14,943,775
Philippines	826,255	58,271,647	—	59,097,902
Russia	—	31,231,115	—	31,231,115
South Africa	—	31,919,203	—	31,919,203
South Korea	—	13,132,309	—	13,132,309
Taiwan	—	22,490,701	—	22,490,701
Thailand	—	116,775,996	3,545,464	120,321,460
Turkey	—	43,736,540	—	43,736,540
United Kingdom	—	134,682,348	—	134,682,348
United States	94,097,835	—	—	94,097,835

TOTAL COMMON STOCKS	196,326,321	616,930,059	7,199,192	820,455,572

40

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$1,807,252	$—	$—		$1,807,252

TOTAL PREFERRED STOCKS	1,807,252	—	—		1,807,252

Investment Funds
United States	21,487,838	—	—		21,487,838

TOTAL INVESTMENT FUNDS	21,487,838	—	—		21,487,838

Mutual Funds
United States	22,103,654	—	—		22,103,654

TOTAL MUTUAL FUNDS	22,103,654	—	—		22,103,654

Short-Term Investments	13,477,430	—	—		13,477,430

Total Investments	255,202,495	616,930,059	7,199,192		879,331,746

Total	$255,202,495	$616,930,059	$7,199,192		$879,331,746

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$896,792,170	$—	$—		$896,792,170
Chile	35,097,242	—	—		35,097,242
China	89,483,602	1,289,831,628	0	*	1,379,315,230
Czech Republic	—	178,486,145	—		178,486,145
Egypt	—	210,156,990	—		210,156,990
Hungary	—	24,317,941	—		24,317,941
India	56,362,921	457,434,473	37,654,832		551,452,226
Indonesia	34,249,780	505,725,081	—		539,974,861
Kazakhstan	—	18,924,302	—		18,924,302
Malaysia	—	42,584,609	—		42,584,609
Mexico	305,064,483	—	—		305,064,483
Morocco	—	9,435,206	—		9,435,206
Nigeria	—	5,292,902	—		5,292,902
Panama	9,936,640	—	—		9,936,640
Philippines	41,299,890	193,122,611	—		234,422,501
Poland	—	221,142,927	—		221,142,927
Russia	—	1,240,264,923	1,350		1,240,266,273
South Africa	—	316,826,188	—		316,826,188
South Korea	55,895,608	961,597,692	0	*	1,017,493,300
Sri Lanka	—	6,037,622	1,585,647		7,623,269
Taiwan	7,992,152	555,165,826	—		563,157,978
Thailand	—	495,045,758	15,333,468		510,379,226
Turkey	877,640	460,914,504	0	*	461,792,144
United Kingdom	2,817,506	60,432,961	—		63,250,467
United States	47,964,794	—	—		47,964,794

TOTAL COMMON STOCKS	1,583,834,428	7,252,740,289	54,575,297		8,891,150,014

41

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$841,167,802	$—	$—		$841,167,802
Russia	—	222,954,270	—		222,954,270
South Korea	—	71,879,645	—		71,879,645

TOTAL PREFERRED STOCKS	841,167,802	294,833,915	—		1,136,001,717

Investment Funds
China	—	—	2,334,301		2,334,301
India	—	—	11,346,257		11,346,257
Poland	—	—	214,152		214,152
Russia	—	—	7,947,199		7,947,199
Ukraine	—	—	4,000		4,000
United States	185,306,062	—	—		185,306,062

TOTAL INVESTMENT FUNDS	185,306,062	—	21,845,909		207,151,971

Debt Obligations
Poland	—	—	25,411,285		25,411,285

TOTAL DEBT OBLIGATIONS	—	—	25,411,285		25,411,285

Rights/Warrants
Thailand	—	801,653	—		801,653

TOTAL RIGHTS/WARRANTS	—	801,653	—		801,653

Mutual Funds
United States	65,707,687	5,081	—		65,712,768

TOTAL MUTUAL FUNDS	65,707,687	5,081	—		65,712,768

Short-Term Investments	25,360,633	—	—		25,360,633

Total Investments	2,701,376,612	7,548,380,938	101,832,491		10,351,590,041

Derivatives**
Swap Agreements
Equity risk	—	1,725,442	—		1,725,442

Total Derivatives	—	1,725,442	—		1,725,442

Total	$2,701,376,612	$7,550,106,380	$101,832,491		$10,353,315,483

Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$118,755	$54,451,722	$0	*	$54,570,477

TOTAL COMMON STOCKS	118,755	54,451,722	0		54,570,477

Investment Funds
United States	2,429,834	—	—		2,429,834

TOTAL INVESTMENT FUNDS	2,429,834	—	—		2,429,834

42

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Taiwan Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$600,122	$—	$—	$600,122

TOTAL MUTUAL FUNDS	600,122	—	—	600,122

Short-Term Investments	199,491	—	—	199,491

Total Investments	3,348,202	54,451,722	0	57,799,924

Total	$3,348,202	$54,451,722	$0	$57,799,924

The risks referenced above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	Represents an interest in securities that were determined to have a value of zero as of August 31, 2012.

**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2012, there were no material transfers between Level 1 and Level 2.

43

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*		Balances as of August 31, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2012
Emerging Countries Fund
Common Stocks
Egypt	$154,390	$—	$—	$—	$—	$(110,845)	$—	$(43,545	)**	$—	$—
India	1,001,378	332,639	(52,291)	—	5,468	(281,655)	—	(439,066	)**	566,473	(141,835)
Taiwan	9,602	—	—	—	—	(9,602)	—	—		—	(9,602)
Thailand	6,284,945	1,486,670	(2,558,394)	—	713,687	(448,651)	—	(5,151,747	)**	326,510	(362,806)

Total	$7,450,315	$1,819,309	$(2,610,685)	$—	$719,155	$(850,753)	$—	$(5,634,358)		$892,983	$(514,243)

Emerging Domestic Opportunities Fund
Common Stocks
India	$3,241,500	$2,728,594	$(2,002,111)	$—	$(53,568)	$(260,687)	$—	$—		$3,653,728	$(254,286)
Thailand	44,468,502	58,400,919	(27,575,963)	—	6,642,104	8,299,100	—	(86,689,198	)**	3,545,464	193,989

Total	$47,710,002	$61,129,513	$(29,578,074)	$—	$6,588,536	$8,038,413	$—	$(86,689,198)		$7,199,192	$(60,297)

Emerging Markets Fund
Common Stocks
Egypt	$7,003,881	$—	$—	$—	$—	$(5,028,461)	$—	$(1,975,420	)**	$—	$—
India	38,790,855	23,306,612	(4,589,126)	—	457,100	(8,768,664)	—	(11,541,945	)**	37,654,832	(7,255,560)
Russia	364,887	—	(366,003)	—	43,660	(41,194)	—	—		1,350	—
Sri Lanka	1,721,903	—	—	—	—	(136,256)	—	—		1,585,647	(136,256)
Thailand	374,171,496	91,753,365	(123,811,456)	—	36,834,705	(17,280,733)	—	(346,333,909	)**	15,333,468	(12,959,255)

Total Common Stocks	422,053,022	115,059,977	(128,766,585)	—	37,335,465	(31,255,308)	—	(359,851,274)		54,575,297	(20,351,071)

Investment Funds
China	10,905,267	—	(8,832,339)	—	4,936,154	(4,674,781)	—	—		2,334,301	(11,904)
India	11,894,392	—	(247,852)	—	(76,341)	(223,942)	—	—		11,346,257	(223,942)
Poland	235,581	—	—	—	—	(21,429)	—	—		214,152	(21,429)
Russia	8,542,075	—	(151,544)	—	(14,667)	(428,665)	—	—		7,947,199	(428,665)
Ukraine	4,000	—	—	—	—	—	—	—		4,000	—

Total Investment Funds	31,581,315	—	(9,231,735)	—	4,845,146	(5,348,817)	—	—		21,845,909	(685,940)

Debt Obligations
Poland	26,640,488	—	—	—	—	(1,229,203)	—	—		25,411,285	(1,229,203)

Total	$480,274,825	$115,059,977	$(137,998,320)	$—	$42,180,611	$(37,833,328)	$—	$(359,851,274)		$101,832,491	$(22,266,214)

*	The Fund accounts for investments and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

44

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The aggregate net values of the Funds’ direct and/or indirect investments in securities using Level 3 inputs as of August 31, 2012 were as follows.

Fund Name	Level 3 securities
Emerging Countries Fund	0.6%
Emerging Domestic Opportunities Fund	0.8%
Emerging Markets Fund	1.0%
Taiwan Fund	0.0%

Cash

Cash and Foreign Currency, if any, on the Statement of Assets and Liabilities, consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statement of Assets and Liabilities includes collateral on swaps, futures, and forward currency contracts, if any.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. Each Fund also intends to distribute from net realized short-term and long-term capital gains, if any, at least annually. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. Taxes related to capital gains realized during the period ended August 31, 2012, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital.

45

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

As of February 29, 2012, the Funds listed below elected to defer to March 1, 2012 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late-Year Ordinary Losses ($)	Post-October Capital Losses ($)
Emerging Countries Fund	—	(3,372,005)
Emerging Domestic Opportunities Fund	(1,405,461)	—
Emerging Markets Fund	—	(308,455,551)
Taiwan Fund	(236,919)	(6,369,859)

As of February 29, 2012, the Funds listed below had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 shall be carried forward indefinitely and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, and losses realized subsequent to February 29, 2012, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name		Short- Term ($)		Long- Term ($)

Expiration Date	2/28/2018	No Expiration Date	Total Short Term	No Expiration Date
Emerging Countries Fund	(17,038,014)		(17,038,014)	—
Emerging Domestic Opportunities Fund	—	(216,703)	(216,703)	—

As of August 31, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Fund name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Countries Fund	178,396,580	9,935,950	(26,370,589)	(16,434,639)
Emerging Domestic Opportunities Fund	833,440,056	60,793,515	(14,901,825)	45,891,690
Emerging Markets Fund	11,108,320,469	639,157,661	(1,395,888,089)	(756,730,428)
Taiwan Fund	60,863,891	5,380,006	(8,443,973)	(3,063,967)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years, if applicable, after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset valuations, the Funds’ is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest

46

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund, if applicable, based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains with each agent. Each Fund receives the benefit of the earnings allowance, as applicable. Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2012, the premium on cash purchases and the fee on cash redemptions were as follows:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Purchase Premium	—	0.80%	0.80%	0.15%
Redemption Fee	—	0.80%	0.80%	0.45%

47

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Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from the EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.11% of the Fund’s total net assets as of August 31, 2012. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of the Trust’s Board of Trustees. The costs in respect of this matter are being borne by EMF.

GMO Special Purpose Holding Fund (“SPHF”), an investment of EMF, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. During the period ended August 31, 2012, EMF received no distributions from SPHF in connection with the defaulted securities or the related litigation.

3.	Investment and other risks

The following chart identifies selected risks of investing in the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Market Risk – Equity Securities Risk	—	—	—	—
Liquidity Risk	—	—	—	—
Smaller Company Risk	—	—	—	—
Derivatives Risk	—	—	—	—
Non-U.S. Investment Risk	—	—	—	—
Currency Risk	—	—	—	—
Focused Investment Risk	—	—	—	—
Leveraging Risk	—	—	—	—
Counterparty Risk	—	—	—	—
Market Disruption and Geopolitical Risk	—	—	—	—
Large Shareholder Risk	—	—	—	—
Management and Operational Risk	—	—	—	—
Fund of Funds Risk	—	—	—	—
Non-Diversified Funds	—	—	—	—

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. The Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

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Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk. Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and, generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for

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each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

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In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

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Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

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• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

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Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act, as amended:

• Emerging Markets Fund

• Emerging Countries Fund

• Emerging Domestic Opportunities Fund

• Taiwan Fund

Temporary Defensive Positions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

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The Funds may use derivatives to effect transactions intended as a substitute for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e. they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For those Funds that held derivatives during the period ended August 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an x):

Type of Derivative and Objective for Use	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Swap agreements
To achieve returns comparable to holding and lending a direct equity position			X
As a substitute for direct investment in securities			X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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August 31, 2012 (Unaudited)

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. The premium, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements

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August 31, 2012 (Unaudited)

on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants held by the Funds at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

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August 31, 2012 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2012 and the Statement of Operations for the period ended August 31, 2012^:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Countries Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$—	$14,773	$—	$—	$—	$14,773

Total	$—	$—	$14,773	$—	$—	$—	$14,773

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$(594)	$—	$—	$—	$(594)

Total	$—	$—	$(594)	$—	$—	$—	$(594)

Change in Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$322	$—	$—	$—	$322

Total	$—	$—	$322	$—	$—	$—	$322

Emerging Markets Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$—	$801,653	$—	$—	$—	$801,653
Unrealized Appreciation on Swap Agreements	—	—	1,725,442	—	—	—	1,725,442

Total	$—	$—	$2,527,095	$—	$—	$—	$2,527,095

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$(96,086)	$—	$—	$—	$(96,086)
Swap Agreements	—	—	(12,437,778)	—	—	—	(12,437,778)

Total	$—	$—	$(12,533,864)	$—	$—	$—	$(12,533,864)

Change in Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$38,317	$—	$—	$—	$38,317
Swap Agreements	—	—	70,756	—	—	—	70,756

Total	$—	$—	$109,073	$—	$—	$—	$109,073

^	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

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August 31, 2012 (Unaudited)

The volume of derivative activity, based on absolute values (rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2012.

	Swap Agreements ($)	Rights and/or warrants ($)
Emerging Countries Fund	—	4,868
Emerging Domestic Opportunities Fund	—	222	*
Emerging Markets Fund	45,739,733	776,657

*	During the period ended August 31, 2012, the Fund did not hold rights and/or warrants at any month-end, therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Fund Name	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Management Fee	0.65%	0.75%	0.75%	0.81%

In addition, each class of shares of certain Funds (except Class M shares which are described below) pay the Manager a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. The Manager may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan. Both shareholder service fees and administration fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class M Admin Fee	Class M 12b-1 Fee
Emerging Countries Fund		0.15%				0.20%	0.25%
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%	0.085%*	0.055%
Emerging Markets Fund	0.22%	0.15%	0.105%	0.085%	0.055%
Taiwan Fund		0.15%

*	Class is offered but currently has no shareholders as of August 31, 2012.

For each Fund other than Emerging Countries Fund and Taiwan Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager. For Emerging Countries Fund, the Manager has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses; provided, however, that in the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and that in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

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For each Fund that charges a management fee, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, the Manager will waive the shareholder service fees charged to each class of the Fund to the extent necessary to prevent the shareholder service fees paid by each class from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares.

These contractual waivers and reimbursements will continue through at least June 30, 2013 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2012 is shown in the table below and included in the Statement of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Emerging Countries Fund	1,288	532
Emerging Domestic Opportunities Fund	4,692	1,662
Emerging Markets Fund	67,160	32,428
Taiwan Fund	460	180

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended on August 31, 2012, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Emerging Countries Fund	< 0.001%	0.000%	< 0.001%
Emerging Domestic Opportunities Fund	< 0.001%	0.000%	< 0.001%
Emerging Markets Fund	< 0.001%	0.000%	< 0.001%
Taiwan Fund	< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2012 are noted in the table below:

Fund Name	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Emerging Countries Fund	—	87,185,162	—	92,151,246
Emerging Domestic Opportunities Fund	—	1,416,424,809	—	1,068,195,445
Emerging Markets Fund	—	6,221,249,895	—	5,449,993,118
Taiwan Fund	—	45,812,699	—	56,273,823

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7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2012

Fund name	Number of shareholders that hold more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Emerging Countries Fund	2	44.94%	0.22%	2.63%
Emerging Domestic Opportunities Fund	3	53.45%	3.90%	—
Emerging Markets Fund	0	0.00%	0.35%	32.58%
Taiwan Fund	2	100.00%	0.00%	100.00%

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds shares were as follows:

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
Emerging Countries Fund
Class III:
Shares sold	1,071,989	$10,925,942	2,963,602	$30,952,625
Shares issued to shareholders in reinvestment of distributions	—	—	202,149	1,922,546
Shares repurchased	(1,607,666)	(17,251,412)	(9,034,989)	(91,580,362)
Purchase premiums	—	—	—	—
Redemption fees	—	—	—	—

Net increase (decrease)	(535,677)	$(6,325,470)	(5,869,238)	$(58,705,191)

Class M:
Shares sold	114,519	$1,140,978	820,826	$8,654,093
Shares issued to shareholders in reinvestment of distributions	—	—	47,463	442,486
Shares repurchased	(211,069)	(2,075,944)	(328,015)	(3,482,208)

Net increase (decrease)	(96,550)	$(934,966)	540,274	$5,614,371

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	Six Months Ended August 31, 2012 (Unaudited)		Period from March 24, 2011 (commencement of operations) through February 29, 2012

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund
Class II:
Shares sold	4,839,085	$103,765,184	5,220,756	$103,496,185
Shares issued to shareholders in reinvestment of distributions	—	—	18,678	358,451
Shares repurchased	(242,659)	(5,040,023)	—	—
Purchase premiums	—	836,816	—	834,647
Redemption fees	—	40,023	—	—

Net increase (decrease)	4,596,426	$99,602,000	5,239,434	$104,689,283

	Period from June 29, 2012 (commencement of operations) through August 31, 2012 (Unaudited)

	Shares	Amount
Class III:
Shares sold	1,404,615	$29,760,000
Purchase premiums	—	240,000

Net increase (decrease)	1,404,615	$30,000,000

	Period from May 2, 2012 (commencement of operations) through August 31, 2012 (Unaudited)

	Shares	Amount
Class IV:
Shares sold	7,940,126	$173,600,000
Purchase premiums	—	1,400,000

Net increase (decrease)	7,940,126	$175,000,000

	Six Months Ended August 31, 2012 (Unaudited)		Period from March 1, 2011 (commencement of operations) through February 29, 2012

	Shares	Amount	Shares	Amount
Class V:
Shares sold	—	$—	771,975	$15,729,005
Shares repurchased	—	—	(771,975)	(15,874,621)
Purchase premiums	—	—	—	126,847
Redemption fees	—	—	—	225

Net increase (decrease)	—	$—	—	$(18,544)

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August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Period from September 19, 2011 (commencement of operations) through February 29, 2012

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund (Continued)
Class VI:
Shares sold	2,651,682	$56,574,041	19,455,628	$375,821,956
Shares issued to shareholders in reinvestment of distributions	—	—	64,779	1,243,476
Purchase premium fees	—	455,945	—	2,903,028

Net increase (decrease)	2,651,682	$57,029,986	19,520,407	$379,968,460

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
Emerging Markets Fund
Class II:
Shares sold	15,666,576	$164,258,555	34,916,369	$422,270,013
Shares issued to shareholders in reinvestment of distributions	—	—	23,221,205	272,700,248
Shares repurchased	(15,547,173)	(172,138,305)	(43,855,933)	(598,109,798)
Purchase premiums	—	932,554	—	1,663,242
Redemption fees	—	837,153	—	1,444,651

Net increase (decrease)	119,403	$(6,110,043)	14,281,641	$99,968,356

Class III:
Shares sold	2,871,700	$30,879,795	19,458,853	$241,745,360
Shares issued to shareholders in reinvestment of distributions	—	—	15,957,982	189,989,170
Shares repurchased	(9,375,669)	(102,501,090)	(25,105,514)	(326,557,495)
Purchase premiums	—	241,204	—	433,542
Redemption fees	—	134,102	—	914,423

Net increase (decrease)	(6,503,969)	$(71,245,989)	10,311,321	$106,525,000

Class IV:
Shares sold	6,488,162	$70,489,097	38,156,853	$504,431,326
Shares issued to shareholders in reinvestment of distributions	—	—	18,952,069	221,944,339
Shares repurchased	(27,333,609)	(309,215,554)	(20,724,216)	(284,009,962)
Purchase premiums	—	207,543	—	377,825
Redemption fees	—	446,934	—	1,777,967

Net increase (decrease)	(20,845,447)	$(238,071,980)	36,384,706	$444,521,495

Class V:
Shares sold	24,036,841	$271,636,933	9,228,459	$117,718,017
Shares issued to shareholders in reinvestment of distributions	—	—	8,939,504	104,215,351
Shares repurchased	—	—	(21,129,700)	(274,543,852)
Purchase premiums	—	38,296	—	—
Redemption fees	—	—	—	217,333

Net increase (decrease)	24,036,841	$271,675,229	(2,961,737)	$(52,393,151)

Class VI:
Shares sold	71,748,845	$749,536,079	86,522,243	$1,125,513,462
Shares issued to shareholders in reinvestment of distributions	—	—	65,298,044	766,696,784
Shares repurchased	(11,391,005)	(124,759,679)	(132,147,684)	(1,655,254,477)
Purchase premium fees	—	5,480,876	—	2,775,777
Redemption fees	—	775,654	—	6,565,949

Net increase (decrease)	60,357,840	$631,032,930	19,672,603	$246,297,495

63

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
Taiwan Fund
Class III:
Shares sold	37,080	$736,746	426,634	$10,331,915
Shares issued to shareholders in reinvestment of distributions	69,297	1,314,571	336,265	6,150,289
Shares repurchased	(618,148)	(12,040,209)	(3,449,261)	(78,526,059)
Purchase premiums	—	660	—	15,521
Redemption fees	—	52,841	—	353,367

Net increase (decrease)	(511,771)	$(9,935,391)	(2,686,362)	$(61,674,967)

10.	Investments in affiliated companies and other funds of the Trust

An affiliated company is a company in which a Fund has or had ownership of at least 5% of the voting securities. A summary of the Fund’s transactions involving companies that are or were affiliates during the period ended August 31, 2012 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income	Value, end of period
In the F Co Ltd*	$2,102,698		$—	$1,927,617	$—	$—
Kiri Industries Ltd	2,079,532		178,506	183,791	—	406,575
Pumyang Construction Co Ltd*	784,690		—	467,818	—	—
Star Block Co Ltd (Foreign Registered)	0	**	—	—	—	0	**

Totals	$4,966,920		$178,506	$2,579,226	$—	$406,575

*	No longer an affiliate as of August 31, 2012.
**	Represents the interest in securities that were determined to have a value of zero as of August 31, 2012.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income***	Distributions of Realized Gains***	Value, end of period
Emerging Countries Fund
U.S. Treasury Fund	$782,070	$14,409,605	$14,182,588	$576	$—	$1,009,127

Emerging Markets Fund
Special Purpose Holding Fund	$4,032	$—	$—	$—	$—	$5,081
U.S. Treasury Fund	6,901,300	1,229,348,393	1,170,542,006	37,816	—	65,707,687

Totals	$6,905,332	$1,229,348,393	$1,170,542,006	$37,816	$—	$65,712,768

Emerging Domestic Opportunities Fund
U.S Treasury Fund	$5,150,088	$327,271,062	$310,317,496	$13,492	$—	$22,103,654

Taiwan
U.S. Treasury Fund	$1,500,036	$16,633,620	$17,533,534	$367	$—	$600,122

***	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through August 31, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

64

GMO Trust Funds

Board Review of Management Agreements

August 31, 2012 (Unaudited)

Emerging Countries Fund

Approval of renewal of management agreement for GMO Emerging Countries Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment

65

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Emerging Domestic Opportunities Fund

Approval of renewal of management agreement for GMO Emerging Domestic Opportunities Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the

66

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Emerging Markets Fund

Approval of renewal of management agreement for GMO Emerging Markets Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the

67

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s

68

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Taiwan Fund

Approval of renewal of management agreement for GMO Taiwan Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund as compared to the Manager’s separate account clients and the expenses and risks borne by the Manager as a result of the more complex regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to,

69

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

70

GMO Trust Funds

Fund Expenses

August 31, 2012 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2012.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 through August 31, 2012.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been

	Actual			Hypothetical
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid* During the Period	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid* During the Period	Annualized Net Expense Ratio
Emerging Countries Fund
Class III	$1,000.00	$889.40	$5.57	$1,000.00	$1,019.31	$5.96	1.17%
Class M	$1,000.00	$887.80	$6.99	$1,000.00	$1,017.80	$7.48	1.47%
Emerging Domestic Opportunities Fund
Class II	$1,000.00	$1,016.40	$5.39	$1,000.00	$1,019.86	$5.40	1.06%
Class III	$1,000.00	$1,034.30	$1.72	$1,000.00	$1,006.94	$1.70	0.98%(a)
Class IV	$1,000.00	$988.60	$3.10	$1,000.00	$1,013.46	$3.14	0.94%(b)
Class VI	$1,000.00	$1,017.30	$4.58	$1,000.00	$1,020.67	$4.58	0.90%
Emerging Markets Fund
Class II	$1,000.00	$892.60	$5.01	$1,000.00	$1,019.91	$5.35	1.05%
Class III	$1,000.00	$892.80	$4.77	$1,000.00	$1,020.16	$5.09	1.00%
Class IV	$1,000.00	$893.60	$4.53	$1,000.00	$1,020.42	$4.84	0.95%
Class V	$1,000.00	$894.30	$4.30	$1,000.00	$1,020.67	$4.58	0.90%
Class VI	$1,000.00	$893.70	$4.15	$1,000.00	$1,020.82	$4.43	0.87%
Taiwan Fund
Class III	$1,000.00	$931.20	$7.06	$1,000.00	$1,017.90	$7.38	1.45%

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2012, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.
(a)	For the period June 30, 2012 (commencement of operations) through August 31, 2012. Expenses calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2012, multiplied by the average account value over the period, multiplied by 63 days in the period, divided by 365 days in the year.
(b)	For the period May 3, 2012 (commencement of operations) through August 31, 2012. Expenses calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2012, multiplied by the average account value over the period, multiplied by 121 days in the period, divided by 365 days in the year.

71

GMO Trust

Semiannual Report

August 31, 2012

Alpha Only Fund

Alternative Asset Opportunity Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Equity Allocation Fund

International Equity Allocation Fund

International Opportunities Equity Allocation Fund

Special Situations Fund

Strategic Opportunities Allocation Fund

U.S. Equity Allocation Fund

World Opportunities Equity Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or private placement memorandum, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

i

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Alpha Only Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	83.7%
Short-Term Investments	11.2
Investment Funds	1.9
Preferred Stocks	0.2
Swap Agreements	0.0 ^
Rights/Warrants	0.0 ^
Forward Currency Contracts	(0.2)
Futures Contracts	(3.5)
Other	6.7

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Swap agreements and futures contracts in the table are based on the net unrealized appreciation/depreciation of the respective contracts. The Fund’s investment program involves having both long and short investment exposures. The additional short exposures that the Fund has through swap agreements and futures contracts based on notional amounts are (23.7%) and (57.9%) of net assets, respectively.

^	Rounds to 0.0%.

1

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 92.6%

	United States — 92.6%
	Affiliated Issuers
16,140,746	GMO International Growth Equity Fund, Class IV	368,977,455
41,743,117	GMO International Intrinsic Value Fund, Class IV	810,651,338
28,043,847	GMO U.S. Core Equity Fund, Class VI	386,444,207
72,732,490	GMO U.S. Flexible Equities Fund, Class VI	749,144,645
6,978,256	GMO U.S. Treasury Fund	174,456,392

	Total United States	2,489,674,037

	TOTAL MUTUAL FUNDS (COST $2,449,978,573)	2,489,674,037

	INVESTMENT FUNDS — 1.9%

	United States — 1.9%
1,285,441	Vanguard Emerging Markets ETF (a)	51,610,456

	TOTAL INVESTMENT FUNDS (COST $55,725,652)	51,610,456

	Par Value	Description	Value ($)
		SHORT-TERM INVESTMENTS — 2.8%

		Time Deposits — 2.8%
USD	10,662,536	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 09/04/12	10,662,536
USD	4,815,765	Bank of Nova Scotia (Toronto) Time Deposit, 0.07%, due 09/04/12	4,815,765
USD	15,000,002	Citibank (New York) Time Deposit, 0.07%, due 09/04/12	15,000,002
USD	15,000,000	DnB Nor Bank (Oslo) Time Deposit, 0.07%, due 09/04/12	15,000,000
USD	15,000,000	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.07%, due 09/04/12	15,000,000
USD	15,000,000	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.07%, due 09/04/12	15,000,000

		Total Time Deposits	75,478,303

		TOTAL SHORT-TERM INVESTMENTS (COST $75,478,303)	75,478,303

		TOTAL INVESTMENTS — 97.3% (Cost $2,581,182,528)	2,616,762,796
		Other Assets and Liabilities (net) — 2.7%	72,870,830

		TOTAL NET ASSETS — 100.0%	$2,689,633,626

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
10/19/12	Bank of America N.A.	AUD	8,111,247	$8,345,462	$126,897
10/19/12	Bank of New York Mellon	AUD	4,744,000	4,880,985	80,433
10/19/12	Barclays Bank PLC	AUD	5,102,000	5,249,322	86,911
10/19/12	Brown Brothers Harriman & Co.	AUD	4,433,000	4,561,005	74,251
10/19/12	Deutsche Bank AG	AUD	5,663,467	5,827,002	91,434
10/19/12	JPMorgan Chase Bank, N.A.	AUD	7,396,000	7,609,562	114,975
10/19/12	Morgan Stanley & Co. International PLC	AUD	4,586,569	4,719,008	72,136
10/19/12	Royal Bank of Scotland PLC	AUD	3,303,403	3,398,790	51,354
10/19/12	Sate Street Bank and Trust Company	AUD	5,209,374	5,359,797	86,708
10/19/12	Bank of America, N.A.	CHF	4,381,617	4,593,010	(41,197)
10/19/12	Bank of New York Mellon	CHF	6,525,027	6,839,830	(62,764)
10/19/12	Barclays Bank PLC	CHF	4,507,208	4,724,660	(43,209)
10/19/12	Brown Brothers Harriman & Co.	CHF	4,426,000	4,639,535	(56,449)
10/19/12	Deutsche Bank AG	CHF	5,464,070	5,727,687	(54,974)
10/19/12	JPMorgan Chase Bank, N.A.	CHF	5,920,000	6,205,613	(58,081)
10/19/12	Morgan Stanley & Co. International PLC	CHF	6,402,000	6,710,868	(54,079)
10/19/12	Royal Bank of Scotland PLC	CHF	4,152,114	4,352,435	(46,821)
10/19/12	State Street Bank and Trust Company	CHF	5,173,000	5,422,574	(43,865)

2	See accompanying notes to the financial statements.

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/19/12	Bank of America N.A.	DKK	7,012,518	$1,184,930	$(9,024)
10/19/12	Barclays Bank PLC	DKK	4,173,855	705,271	(5,732)
10/19/12	Brown Brothers Harriman & Co.	DKK	4,472,000	755,650	(8,474)
10/19/12	Deutsche Bank AG	DKK	7,923,000	1,338,778	(11,820)
10/19/12	Goldman Sachs International	DKK	6,769,000	1,143,782	(8,185)
10/19/12	JPMorgan Chase Bank, N.A.	DKK	2,391,000	404,016	(3,225)
10/19/12	Morgan Stanley & Co. International PLC	DKK	7,323,029	1,237,399	(8,702)
10/19/12	Bank of America, N.A.	EUR	12,552,000	15,795,514	(142,417)
10/19/12	Bank of New York Mellon	EUR	8,799,013	11,072,732	(95,479)
10/19/12	Barclays Bank PLC	EUR	17,178,000	21,616,901	(190,094)
10/19/12	Brown Brothers Harriman & Co.	EUR	10,935,531	13,761,339	(161,366)
10/19/12	Deutsche Bank AG	EUR	14,113,115	17,760,031	(168,880)
10/19/12	JPMorgan Chase Bank, N.A.	EUR	12,042,000	15,153,727	(146,372)
10/19/12	Morgan Stanley & Co. International PLC	EUR	9,855,026	12,401,625	(92,205)
10/19/12	Royal Bank of Scotland PLC	EUR	9,367,977	11,788,720	(130,778)
10/19/12	State Street Bank and Trust Company	EUR	27,290,608	34,342,669	(284,809)
10/19/12	Bank of America, N.A.	GBP	8,634,901	13,708,847	(89,233)
10/19/12	Bank of New York Mellon	GBP	5,360,946	8,511,086	(56,178)
10/19/12	Barclays Bank PLC	GBP	9,608,000	15,253,748	(99,049)
10/19/12	Brown Brothers Harriman & Co.	GBP	7,710,296	12,240,936	(94,135)
10/19/12	Deutsche Bank AG	GBP	8,040,294	12,764,843	(90,204)
10/19/12	Goldman Sachs International	GBP	5,078,000	8,061,879	(38,537)
10/19/12	JPMorgan Chase Bank, N.A.	GBP	7,373,354	11,706,003	(82,103)
10/19/12	Morgan Stanley & Co. International PLC	GBP	16,558,488	26,288,405	(129,620)
10/19/12	Royal Bank of Scotland PLC	GBP	9,529,439	15,129,023	(107,893)
10/19/12	Sate Street Bank and Trust Company	GBP	6,651,099	10,559,345	(67,303)
10/19/12	Bank of America, N.A.	HKD	15,061,000	1,942,053	(208)
10/19/12	Bank of New York Mellon	HKD	11,152,379	1,438,053	(120)
10/19/12	Barclays Bank PLC	HKD	12,068,000	1,556,119	(108)
10/19/12	Brown Brothers Harriman & Co.	HKD	34,742,259	4,479,870	(408)
10/19/12	Deutsche Bank AG	HKD	8,494,000	1,095,266	(114)
10/19/12	JPMorgan Chase Bank, N.A.	HKD	16,770,879	2,162,535	(165)
10/19/12	Morgan Stanley & Co. International PLC	HKD	9,441,000	1,217,378	(133)
10/19/12	Royal Bank of Scotland PLC	HKD	12,092,000	1,559,213	(114)
10/19/12	Sate Street Bank and Trust Company	HKD	11,571,000	1,492,032	(86)
10/19/12	Bank of America, N.A.	JPY	816,784,711	10,435,921	(148,766)
10/19/12	Bank of New York Mellon	JPY	1,301,130,000	16,624,320	(228,000)
10/19/12	Barclays Bank PLC	JPY	1,036,768,735	13,246,620	(176,816)
10/19/12	Brown Brothers Harriman & Co.	JPY	1,088,834,000	13,911,850	(212,895)
10/19/12	Deutsche Bank AG	JPY	959,900,000	12,264,481	(175,594)
10/19/12	Goldman Sachs International	JPY	182,889,000	2,336,742	(33,093)
10/19/12	JPMorgan Chase Bank, N.A.	JPY	897,931,058	11,472,715	(169,881)
10/19/12	Morgan Stanley & Co. International PLC	JPY	804,097,000	10,273,813	(148,559)
10/19/12	Royal Bank of Scotland PLC	JPY	1,086,626,623	13,883,646	(202,980)
10/19/12	State Street Bank and Trust Company	JPY	818,759,487	10,461,153	(140,091)
10/19/12	Bank of America, N.A.	NOK	10,005,000	1,723,495	(25,754)

See accompanying notes to the financial statements.	3

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/19/12	Barclays Bank PLC	NOK	5,222,466	$899,639	$(12,988)
10/19/12	Brown Brothers Harriman & Co.	NOK	4,047,000	697,150	(11,764)
10/19/12	Deutsche Bank AG	NOK	6,197,000	1,067,516	(15,872)
10/19/12	Morgan Stanley & Co. International PLC	NOK	6,530,988	1,125,050	(15,586)
10/19/12	Bank of America, N.A.	NZD	193,000	154,594	1,641
10/19/12	Barclays Bank PLC	NZD	185,000	148,186	1,796
10/19/12	Brown Brothers Harriman & Co.	NZD	378,476	303,161	3,745
10/19/12	Deutsche Bank AG	NZD	132,000	105,733	1,252
10/19/12	Bank of America, N.A.	SEK	20,771,776	3,131,166	(9,820)
10/19/12	Bank of New York Mellon	SEK	14,088,269	2,123,685	(6,979)
10/19/12	Barclays Bank PLC	SEK	16,001,000	2,412,013	(9,345)
10/19/12	Brown Brothers Harriman & Co.	SEK	14,049,000	2,117,765	(9,306)
10/19/12	Deutsche Bank AG	SEK	9,687,000	1,460,232	(4,118)
10/19/12	JPMorgan Chase Bank, N.A.	SEK	9,883,287	1,489,820	(5,782)
10/19/12	Morgan Stanley & Co. International PLC	SEK	21,454,349	3,234,058	(14,513)
10/19/12	Royal Bank of Scotland PLC	SEK	7,656,000	1,154,076	(3,754)
10/19/12	State Street Bank and Trust Company	SEK	11,613,817	1,750,683	(7,971)
10/19/12	Bank of America, N.A.	SGD	1,714,000	1,375,026	(2,893)
10/19/12	Bank of New York Mellon	SGD	2,199,618	1,764,604	(3,416)
10/19/12	Barclays Bank PLC	SGD	320,000	256,714	(496)
10/19/12	Brown Brothers Harriman & Co.	SGD	2,620,000	2,101,848	(6,770)
10/19/12	Deutsche Bank AG	SGD	2,092,017	1,678,283	(3,906)
10/19/12	Goldman Sachs International	SGD	1,265,000	1,014,824	(1,969)
10/19/12	JPMorgan Chase Bank, N.A.	SGD	1,123,490	901,300	(2,250)
10/19/12	Morgan Stanley & Co. International PLC	SGD	687,000	551,133	(1,292)
10/19/12	Royal Bank of Scotland PLC	SGD	1,170,000	938,612	(2,218)
10/19/12	Sate Street Bank and Trust Company	SGD	589,000	472,515	(870)

				$561,861,005	$(3,807,486)

#	Fund sells foreign currency; buys USD.

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Sales
167	Amesterdam Exchange Index	September 2012	$13,835,100	$135,498
1,229	CAC 40	September 2012	52,545,586	631,178
214	DAX	September 2012	46,793,497	(5,242,153)
1,453	FTSE 100 Index	September 2012	131,543,789	(6,223,271)
131	FTSE/MIB	September 2012	12,411,792	(1,814,660)
134	Hang Seng	September 2012	16,780,463	217,377
148	IBEX 35	September 2012	13,758,513	(542,482)
194	MSCI Singapore	September 2012	10,823,372	24,442
1,147	OMXS 30	September 2012	18,100,561	588,288
4,375	Russell 2000 Mini	September 2012	354,856,250	(24,188,755)

4	See accompanying notes to the financial statements.

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
464	S&P 400 E-Mini Index	September 2012	$45,045,120	$(2,638,433)
10,971	S&P 500 E-Mini Index	September 2012	770,712,750	(51,254,437)
461	SPI 200	September 2012	51,545,502	(2,988,669)
1,235	TOPIX	September 2012	115,165,622	(2,624,195)

			$1,653,917,917	$(95,920,272)

Swap Agreements

Total Return Swaps

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
44,452,980	1/29/2013	Citibank N.A.	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.03%	$438,683
36,778,908	2/8/2013	Citibank N.A.	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.09%	(10,698)
64,176,494	3/13/2013	JPMorgan Chase Bank, N.A.	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.08%	(130,675)
32,502,087	3/14/2013	Citibank N.A.	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.07%	(108,081)
66,284,067	3/21/2013	JPMorgan Chase Bank, N.A.	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.06%	1,233,730
37,130,843	4/3/2013	Citibank N.A.	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.05%	(748,265)
109,426,232	5/13/2013	BNP Paribas	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.04%	(220,988)
175,177,931	5/14/2013	JPMorgan Chase Bank, N.A.	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.03%	19,495
30,555,957	7/23/2013	JPMorgan Chase Bank, N.A.	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.9%	244,684
41,414,267	8/7/2013	JPMorgan Chase Bank, N.A.	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.9%	(12,046)

					$705,839

			Premiums to (Pay) Receive		$—

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	5

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Notes to Schedule of Investments:

(a)	Represents an investment to obtain exposure in Emerging Markets. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 51.

6	See accompanying notes to the financial statements.

Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Short-Term Investments	58.7%
Futures Contracts**	39.7
Debt Obligations	2.0
Forward Currency Contracts	(0.4)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO Alternative Asset Opportunity Fund.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Futures concentrations use the net notional contract amounts for purposes of computing asset class exposures. See Schedule of Investments for more information.

**	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

7

Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 2.2%

	U.S. Government — 2.2%
7,817,328	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a) (b)	7,890,615

	Total Debt Obligations (COST $7,964,481)	7,890,615

	MUTUAL FUNDS — 56.3%

	Affiliated Issuers — 56.3%
791,020	GMO Short-Duration Collateral Fund	3,567,502
7,768,830	GMO U.S. Treasury Fund	194,220,740

	TOTAL MUTUAL FUNDS (COST $198,586,602)	197,788,242

	SHORT-TERM INVESTMENTS — 40.3%

	Money Market Funds — 3.9%
2,642,667	State Street Institutional Liquid Reserves Fund, 0.19% (a) (d)	2,642,667

Shares / Par Value ($)	Description	Value ($)
	Money Market Funds — continued
10,982,205	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (d)	10,982,205

	Total Money Market Funds	13,624,872

	U.S. Government — 36.4%
8,400,000	U.S. Treasury Bill, 0.13%, due 03/07/13 (c) (e)	8,394,422
119,500,000	U.S. Treasury Bill, 0.15%, due 05/30/13 (a) (c) (e)	119,368,909

	Total U.S. Government	127,763,331

	TOTAL SHORT-TERM INVESTMENTS (COST $141,366,754)	141,388,203

	TOTAL INVESTMENTS — 98.8% (Cost $347,917,837)	347,067,060
	Other Assets and Liabilities (net) — 1.2%	4,209,431

	TOTAL NET ASSETS — 100.0%	$351,276,491

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/24/12	Citibank N.A.	AUD	8,300,000	$8,560,040	$(43,563)
9/10/12	JPMorgan Chase Bank, N.A.	AUD	15,900,000	16,419,456	(119,658)
9/17/12	JPMorgan Chase Bank, N.A.	AUD	8,900,000	9,184,797	(80,756)
10/09/12	Deutsche Bank AG	CAD	6,500,000	6,589,166	35,662
10/22/12	Barclays Bank PLC	JPY	1,254,600,000	16,030,196	216,441
10/22/12	Citibank N.A.	JPY	612,000,000	7,819,608	88,695

				$64,603,263	$96,821

Sales #
9/24/12	Citibank N.A.	AUD	10,900,000	$11,241,498	$17,875
9/10/12	JPMorgan Chase Bank, N.A.	AUD	17,000,000	17,555,393	(225,933)
9/17/12	JPMorgan Chase Bank, N.A.	AUD	18,200,000	18,782,395	(408,305)
10/09/12	Deutsche Bank AG	CAD	11,000,000	11,150,896	(178,875)
10/09/12	Credit Suisse International	CHF	49,600,000	51,981,736	(1,242,905)
10/09/12	Barclays Bank PLC	EUR	11,300,000	14,218,148	(158,504)
10/09/12	Credit Suisse International	EUR	1,800,000	2,264,838	(36,312)
10/22/12	Barclays Bank PLC	JPY	115,800,000	1,479,592	(18,843)

				$128,674,496	$(2,251,802)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

8	See accompanying notes to the financial statements.

Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
155	Corn (a)	December 2012	$6,198,062	$146,245
725	FTSE 100	September 2012	65,600,676	1,107,011
148	FTSE 40	September 2012	5,476,159	16,868
56	Gasoline RBOB (a)	October 2012	6,992,026	109,080
180	S&P 500 Index	September 2012	63,229,500	2,002,216
64	Soybean (a)	November 2012	5,620,800	1,268,575

			$153,117,223	$4,649,995

Sales
38	Gold 100 OZ (a)	December 2012	$6,412,880	$(374,392)
48	Heating Oil (a)	October 2012	6,411,283	(290,609)
43	Light Sweet Crude Oil (a)	October 2012	4,148,210	(50,735)
87	Nikkei 225	September 2012	9,800,626	(70,534)
277	S&P TSE 60 Index	September 2012	38,368,329	(775,672)
44	Silver (a)	December 2012	6,917,240	(722,882)
61	Sugar 11 (a)	October 2012	1,351,370	(13,205)

			$73,409,938	$(2,298,029)

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2012.

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 51.

See accompanying notes to the financial statements.	9

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	63.3%
Short-Term Investments	22.6
Debt Obligations	11.8
Futures Contracts	7.7
Preferred Stocks	1.1
Investment Funds	0.8
Loan Participations	0.2
Loan Assignments	0.1
Rights/Warrants	0.0 ^
Options Purchased	0.0 ^
Written Options	0.0 ^
Swap Agreements	(0.0)^
Reverse Repurchase Agreements	(0.2)
Forward Currency Contracts	(0.2)
Other	(7.2)

100.0%

Country/Region Summary**	% of Investments
United States	41.0%
Emerging***	18.3
Japan	14.0
United Kingdom	11.4
France	3.7
Germany	2.2
Switzerland	2.0
Italy	1.9
Australia	1.6
Spain	1.5
Netherlands	1.0
Singapore	0.7
Belgium	0.6
Denmark	0.3
New Zealand	0.3
Austria	0.2
Ireland	0.2
Sweden	0.2
Finland	0.1
Greece	0.1
Israel	0.1
Norway	0.1
Portugal	0.1
Hong Kong	(0.1)
Canada	(1.5)

100.0%

(a)	GMO Implementation Fund is a 100% owned subsidiary of Benchmark-Free Allocation Fund. As such, the holdings of GMO Implementation Fund have been included with Benchmark-Free Allocation Fund.
*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Malaysia, Mexico, Pakistan, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine and Venezuela.

^	Rounds to 0.0%

10

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 46.8%

	Affiliated Issuers — 46.8%
17,075,946	GMO Alpha Only Fund, Class IV	420,409,792
5,216,249	GMO Alternative Asset Opportunity Fund	157,426,399
4,080,959	GMO Debt Opportunities Fund, Class VI	107,818,925
4,395,589	GMO Emerging Country Debt Fund, Class IV	44,263,582
4,202,141	GMO Flexible Equities Fund, Class VI	70,133,737
798,360	GMO Strategic Fixed Income Fund, Class VI	13,292,696

	TOTAL MUTUAL FUNDS (COST $817,854,584)	813,345,131

	INVESTMENT FUNDS (a) — 0.6%
248,304	Vanguard Emerging Markets ETF (b)	9,969,407

	TOTAL INVESTMENT FUNDS (COST $9,983,130)	9,969,407

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

	CMBS Collateralized Debt Obligations — 0.0%
1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.23%, due 11/23/52	3,999

	Insured Other — 0.0%
2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	185,000

	Total Asset-Backed Securities	188,999

	TOTAL DEBT OBLIGATIONS (COST $613,474)	188,999

	COMMON STOCKS (a) — 44.5%

	Australia — 1.0%
25,255	ALS Ltd/Queensland	216,761
466,335	Arrium Ltd	313,559
14,577	Australia & New Zealand Banking Group Ltd	375,678
17,159	BHP Billiton Ltd	568,178
62,307	Billabong International Ltd	87,217
972,724	BlueScope Steel Ltd *	338,710
14,255	Commonwealth Bank of Australia	808,931
15,826	CSL Ltd	728,375
39,811	David Jones Ltd	100,118
588,259	Dexus Property Group REIT	582,185
378,035	Goodman Fielder Ltd	203,022
124,422	Goodman Group REIT	514,296
183,687	GPT Group REIT	666,716
138,545	Investa Office Fund REIT	406,226

Shares	Description	Value ($)

	Australia — continued
20,099	JB Hi-Fi Ltd	190,228
17,831	Macquarie Group Ltd	498,204
274,736	Mirvac Group REIT	384,493
169,977	Pacific Brands Ltd	107,956
115,177	Qantas Airways Ltd *	137,614
171,105	QBE Insurance Group Ltd	2,313,697
110,115	Resolute Mining Ltd *	170,540
304,439	Stockland REIT	1,003,252
104,921	TABCORP Holdings Ltd	317,162
28,807	Tatts Group Ltd	81,066
831,091	Telstra Corp Ltd	3,307,759
18,306	Wesfarmers Ltd	655,387
76,172	Westpac Banking Corp	1,957,539

	Total Australia	17,034,869

	Austria — 0.1%
6,080	Andritz AG	313,157
24,061	OMV AG	797,231
5,427	Raiffeisen Bank International AG	180,968
13,970	Voestalpine AG	400,036

	Total Austria	1,691,392

	Belgium — 0.4%
27,148	Ageas	603,111
64,305	Anheuser-Busch InBev NV	5,410,132
20,005	Belgacom SA	592,532
5,794	Delhaize Group SA	229,489

	Total Belgium	6,835,264

	Brazil — 1.0%
4,900	Anhanguera Educacional Participacoes SA	72,924
58,000	Banco Bradesco SA ADR	952,360
168,100	Banco do Brasil SA	1,919,581
22,300	Banco Santander Brasil SA/Brazil	171,378
80,200	Banco Santander Brasil SA ADR	607,916
61,400	BM&FBovespa SA	325,164
6,800	BR Malls Participacoes SA	84,753
15,900	BR Properties SA	193,473
26,600	Brasil Brokers Participacoes SA	86,749
37,000	Brookfield Incorporacoes SA	74,186
21,600	Centrais Eletricas Brasileiras SA	138,545
8,600	Centrais Eletricas Brasileiras SA ADR	77,830
25,500	Centrais Eletricas Brasileiras SA Sponsored ADR	165,750
2,900	Cia de Bebidas das Americas	91,105
900	Cia de Saneamento Basico do Estado de Sao Paulo	38,041
1,700	Cia de Saneamento Basico do Estado de Sao Paulo ADR	144,687
2,000	Cia de Saneamento de Minas Gerais-COPASA	47,786

See accompanying notes to the financial statements.	11

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
5,800	Cia Paranaense de Energia Sponsored ADR	103,182
27,100	Cielo SA	801,158
16,900	Companhia Energetica de Minas Gerais Sponsored ADR	287,300
17,400	Duratex SA	104,662
10,000	Embraer SA	68,969
9,500	Embraer SA ADR	256,025
13,500	Even Construtora e Incorporadora SA	51,209
107,300	Gerdau SA Sponsored ADR	958,189
12,600	Iochpe-Maxion SA	178,705
97,500	Itau Unibanco Holding SA ADR	1,541,475
6,200	Kroton Educacional SA *	101,404
5,500	Localiza Rent a Car SA	97,000
3,000	M Dias Branco SA	93,108
12,000	MMX Mineracao e Metalicos SA *	32,218
14,000	MRV Engenharia e Participacoes SA	81,245
6,200	Multiplan Empreendimentos Imobiliarios SA	158,520
23,400	Multiplus SA	497,995
1,000	Natura Cosmeticos SA	25,075
4,800	Obrascon Huarte Lain Brasil SA	46,465
21,300	Oi SA ADR	79,236
173,300	PDG Realty SA Empreendimentos e Participacoes	337,226
79,400	Petroleo Brasileiro SA (Petrobras) ADR	1,678,516
34,700	Qualicorp SA *	341,034
43,900	Redecard SA	725,575
39,000	Rossi Residencial SA	116,814
6,400	Sul America SA	45,464
21,600	Telefonica Brasil SA ADR	461,592
6,200	Tim Participacoes SA	24,649
1,800	Tim Participacoes SA ADR	35,118
4,200	Totvs SA	81,625
10,200	Ultrapar Participacoes SA	218,080
8,700	Ultrapar Participacoes SA Sponsored ADR	190,356
151,600	Vale SA Sponsored ADR	2,481,692

	Total Brazil	17,493,109

	Canada — 0.5%
2,400	Alimentation Couche Tard Inc.-Class B	122,076
19,600	BCE Inc	871,288
10,300	Canadian National Railway Co	942,490
34,200	Canadian Natural Resources Ltd	1,040,485
2,300	Canadian Pacific Railway Ltd	190,113
24,390	Enbridge Inc	960,260
50,700	Encana Corp	1,122,266
19,200	First Quantum Minerals Ltd	369,879
12,800	Husky Energy Inc	338,520
30,400	Manulife Financial Corp	340,468
4,900	Methanex Corp	146,043
7,800	Metro Inc	453,084

Shares	Description	Value ($)

	Canada — continued
70,700	Research in Motion Ltd *	471,214
13,000	Royal Bank of Canada	727,578
22,400	Sherritt International Corp	99,757
38,000	Sun Life Financial Inc	887,020

	Total Canada	9,082,541

	Chile — 0.0%
11,845	ENTEL Chile SA	228,135

	China — 1.2%
82,000	Air China Ltd	49,533
3,200	Baidu Inc Sponsored ADR *	356,608
2,241,000	Bank of China Ltd	818,087
208,000	Bank of Communications Co Ltd	136,780
481,000	China Citic Bank Corp Ltd	230,492
277,000	China Coal Energy Co Ltd	231,574
409,000	China Communications Construction Co Ltd	316,161
378,000	China Communications Services Corp Ltd	210,567
887,000	China Construction Bank Corp	585,072
110,500	China COSCO Holdings Co Ltd *	42,038
170,865	China Everbright Ltd	208,586
359,000	China High Speed Transmission Equipment Group Co. Ltd *	110,779
324,000	China Life Insurance Co Ltd	876,245
3,300	China Life Insurance Co Ltd ADR	133,485
16,000	China Merchants Holdings International Co Ltd	46,190
197,000	China Minsheng Banking Corp Ltd	161,295
531,500	China Mobile Ltd	5,689,027
88,000	China Oilfield Services Ltd	141,114
49,600	China Pacific Insurance Group Co Ltd	148,108
702,000	China Petroleum & Chemical Corp	663,119
900	China Petroleum & Chemical Corp ADR	84,825
392,500	China Railway Construction Corp Ltd	297,830
879,000	China Railway Group Ltd	332,813
55,500	China Shenhua Energy Co Ltd	203,373
229,000	China Shipping Container Lines Co Ltd *	43,683
66,000	China Shipping Development Co Ltd	24,939
164,000	China Southern Airlines Co Ltd	69,954
1,734,000	China Telecom Corp Ltd	962,948
1,400	China Telecom Corp Ltd ADR	78,106
236,000	China Unicom Hong Kong Ltd	373,547
13,800	China Unicom Hong Kong Ltd ADR	218,868
259,000	China Yurun Food Group Ltd *	159,208
72,000	Chongqing Rural Commercial Bank	29,882
155,000	Citic Pacific Ltd	190,224
25,500	CITIC Securities Co Ltd	43,099
680,000	CNOOC Ltd	1,302,320
1,000	CNOOC Ltd ADR	189,400
70,000	COSCO Pacific Ltd	87,095

12	See accompanying notes to the financial statements.

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	China — continued
122,000	CSR Corp Ltd	83,166
55,800	Dongfang Electric Corp Ltd	76,650
78,000	Dongfeng Motor Group Co Ltd	101,754
43,600	Great Wall Motor Co Ltd	99,247
70,000	Harbin Electric Co Ltd	56,677
24,300	Hengan International Group Co. Ltd	244,159
1,970,265	Industrial & Commercial Bank of China	1,075,827
106,000	Kunlun Energy Co. Ltd	182,057
528,000	Lonking Holdings Ltd	81,486
486,000	PetroChina Co Ltd	589,169
186,000	PICC Property & Casualty Co Ltd	224,950
117,000	Ping An Insurance Group Co	849,420
116,000	Shanghai Electric Group Co Ltd	46,891
31,000	Shanghai Industrial Holdings Ltd	85,251
155,500	Sun Art Retail Group Ltd	196,553
1,500	Tencent Holdings Ltd	45,938
66,000	Weichai Power Co Ltd	175,290
134,000	Yanzhou Coal Mining Co Ltd	192,934
153,600	Zoomlion Heavy Industry Science and Technology Co Ltd	165,194

	Total China	20,419,587

	Czech Republic — 0.1%
37,121	CEZ AS	1,457,203
3,694	Komercni Banka AS	718,281
8,114	Telefonica Czech Republic AS	172,156

	Total Czech Republic	2,347,640

	Denmark — 0.2%
417	Coloplast A/S-Class B	83,177
5,597	GN Store Nord A/S	75,528
17,129	Novo Nordisk A/S-Class B	2,691,099

	Total Denmark	2,849,804

	Egypt — 0.1%
84,141	Citadel Capital SAE *	48,010
72,714	Commercial International Bank Egypt SAE	357,886
55,930	Egyptian Financial Group-Hermes Holding *	111,939
137,192	Ezz Steel	218,076
4,137	Orascom Construction Industries	186,018
976	Orascom Construction Industries GDR	43,722
48,970	Orascom Telecom Holding SAE *	29,062
139,630	Orascom Telecom Holding SAE GDR *	409,678
3,445,885	Orascom Telecom Media And Technology Holding SAE	321,103
456,930	Palm Hills Developments SAE *	171,824
281,930	Talaat Moustafa Group *	213,915
76,422	Telecom Egypt Co	176,571

	Total Egypt	2,287,804

Shares	Description	Value ($)

	Finland — 0.1%
15,947	Neste Oil OYJ	183,375
465,876	Nokia Oyj	1,314,076
2,950	Nokian Renkaat Oyj	115,783
5,823	Tieto Oyj	99,690

	Total Finland	1,712,924

	France — 2.3%
83,180	Air France-KLM *	418,208
8,339	Arkema SA	708,912
2,299	Artprice.com *	69,509
23,202	AXA	334,524
16,530	BNP Paribas	715,421
5,157	Cie Generale d’Optique Essilor International SA	449,755
39,671	European Aeronautic Defence and Space Co NV	1,509,887
53,009	France Telecom SA	731,998
3,185	Gemalto NV	252,010
1,812	L’Oreal SA	222,543
16,491	Lagardere SCA	462,760
4,227	Pernod-Ricard SA	454,958
108,400	Peugeot SA *	817,993
3,502	Rallye SA	105,145
886	Remy Cointreau SA	101,117
33,623	Renault SA	1,568,056
3,794	Safran SA	132,646
161,091	Sanofi	13,177,218
309,135	Total SA	15,412,450
65,021	Vivendi SA	1,272,545
4,961	Zodiac Aerospace	472,314

	Total France	39,389,969

	Germany — 1.1%
7,181	Adidas AG	561,800
10,373	Bayer AG (Registered)	803,280
1,559	Beiersdorf AG (Bearer)	111,600
2,790	Continental AG	276,813
32,675	Deutsche Lufthansa AG	402,517
11,952	Deutsche Post AG (Registered)	231,831
5,445	Duerr AG	357,982
291,668	E. On AG	6,693,660
5,863	Fresenius SE & Co KGaA	624,895
15,751	GEA Group AG	415,083
6,017	Lanxess AG	455,689
12,258	Leoni AG	458,307
4,845	Muenchener Rueckversicherungs AG (Registered)	715,978
10,028	Norddeutsche Affinerie AG	542,356
44,037	RWE AG	1,843,304
8,160	Salzgitter AG	300,088

See accompanying notes to the financial statements.	13

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
67,494	SAP AG	4,434,445
17,921	Suedzucker AG	600,305

	Total Germany	19,829,933

	Greece — 0.0%
3,500	Marfin Investment Group Holdings SA *	841
53,633	OPAP SA	373,335
46,915	Public Power Corp SA *	155,328

	Total Greece	529,504

	Hong Kong — 0.2%
125,000	CLP Holdings Ltd	1,042,622
251,000	Esprit Holdings Ltd	386,539
44,000	Galaxy Entertainment Group Ltd *	125,491
89,171	Melco International Development Ltd	72,618
297,000	Pacific Basin Shipping Ltd	124,240
38,500	Swire Pacific Ltd Class A	457,191
71,500	Yue Yuen Industrial Holdings Ltd	207,984

	Total Hong Kong	2,416,685

	Hungary — 0.0%
42,473	Magyar Telekom Telecommunications Plc	80,433
862	MOL Hungarian Oil and Gas Plc	63,368
8,563	OTP Bank Plc	135,322
410	Richter Gedeon Nyrt	69,805

	Total Hungary	348,928

	India — 0.5%
21,437	Axis Bank Ltd GDR	388,692
4,828	Grasim Industries Ltd GDR	257,438
19,300	HDFC Bank Ltd ADR	648,094
389,100	Hindalco Industries Ltd 144A	706,271
11,200	ICICI Bank Ltd Sponsored ADR	364,336
47,800	Infosys Technologies Ltd Sponsored ADR	2,032,934
7,644	Mahindra & Mahindra Ltd GDR	103,744
37,456	Reliance Industries Ltd 144A	1,022,084
11,465	State Bank of India GDR	796,598
93,500	Sterlite Industries India Ltd ADR	660,110
32,900	Tata Motors Ltd Sponsored ADR	694,848
43,400	Wipro Ltd ADR	337,652

	Total India	8,012,801

	Indonesia — 0.5%
3,233,500	Astra International Tbk PT	2,293,682
1,150,000	Bank Mandiri Persero Tbk PT	943,084
175,000	Bank Negara Indonesia Persero Tbk PT	68,459
780,500	Bank Rakyat Indonesia Persero Tbk PT	570,126
2,719,500	Bhakti Investama Tbk PT	109,976
478,000	Bumi Resources Tbk PT	35,106

Shares	Description	Value ($)

	Indonesia — continued
306,000	Gajah Tunggal Tbk PT	77,885
1,230,000	Global Mediacom Tbk PT	225,944
113,500	Harum Energy Tbk PT	69,772
55,500	Indomobil Sukses Internasional Tbk PT	33,221
114,000	Indosat Tbk PT	61,087
208,500	Kalbe Farma Tbk PT	84,825
1,631,500	Media Nusantara Citra Tbk PT	364,163
128,500	Mitra Adiperkasa Tbk PT	89,094
1,632,000	Perusahaan Gas Negara Persero Tbk PT	634,001
341,500	Semen Gresik Persero Tbk PT	444,935
48,000	Tambang Batubara Bukit Asam Persero Tbk PT	73,609
671,500	Telekomunikasi Indonesia Persero Tbk PT	655,634
17,200	Telekomunikasi Indonesia Tbk PT Sponsored ADR	663,920
78,500	Tower Bersama Infrastructure Tbk PT *	31,912
93,500	United Tractors Tbk PT	197,132
133,000	XL Axiata Tbk PT	100,541

	Total Indonesia	7,828,108

	Ireland — 0.1%
37,065	C&C Group Plc	168,147
48,411	CRH Plc	852,638
9,131	DCC Plc	238,461
13,080	Kerry Group Plc Class A	626,548
5,663	Paddy Power Plc	400,702

	Total Ireland	2,286,496

	Israel — 0.0%
34,083	Africa Israel Investments Ltd *	53,153
3,996	Mellanox Technologies Ltd *	469,184
21,983	Partner Communications Co Ltd	93,087
102	Paz Oil Co Ltd	10,220

	Total Israel	625,644

	Italy — 0.9%
16,933	Azimut Holding SPA	179,397
1,300,729	Enel SPA	4,279,108
220,552	ENI SPA	4,866,418
48,399	Fiat Industrial SPA	486,120
49,447	Fiat SPA *	268,733
178,584	Finmeccanica SPA *	790,958
46,239	Impregilo SPA	166,663
64,536	Intesa Sanpaolo SPA	81,838
4,441	Luxottica Group SPA	161,383
71,169	Mediolanum SPA	277,995
61,531	Pirelli & C. SPA	675,605
16,120	Recordati SPA	115,576
1,313,607	Telecom Italia SPA	1,220,469
71,153	Terna Rete Elettrica Nazionale SPA	246,937

14	See accompanying notes to the financial statements.

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
1,070,958	Terna SPA	846,957
3,033	Tod’s SPA	322,129

	Total Italy	14,986,286

	Japan — 4.6%
284	Accordia Golf Co Ltd	181,792
108	Advance Residence Investment Corp REIT	217,805
17,700	Advantest Corp	259,118
101,000	Aeon Co Ltd	1,163,081
44,000	Anritsu Corp	533,047
17,400	Asahi Group Holdings Ltd	422,257
39,200	Astellas Pharma Inc	1,919,489
7,300	Capcom Co Ltd	145,577
17,400	Credit Saison Co Ltd	408,943
39,300	Daiei Inc (The) *	87,098
175,000	Daikyo Inc	422,556
22,500	Daito Trust Construction Co Ltd	2,203,089
51,000	Daiwabo Holdings Co Ltd	90,302
20,100	Dena Co Ltd	560,174
96,000	DIC Corp	159,109
8,600	East Japan Railway Co	577,355
20,900	Eisai Co Ltd	956,283
3,600	Fast Retailing Co Ltd	842,685
82,000	Fuji Electric Co Ltd	163,263
47,000	Fuji Heavy Industries Ltd	377,712
9,900	Fuji Oil Co Ltd	132,405
39,000	Gunze Ltd	99,058
33,000	Hanwa Co Ltd	111,791
504,500	Haseko Corp *	316,564
7,100	Hikari Tsushin Inc	356,012
71	Inpex Corp	406,156
112,000	Isuzu Motors Ltd	574,456
156,400	Itochu Corp	1,595,209
6,300	J Trust Co Ltd	59,900
281,000	Japan Tobacco, Inc.	8,520,262
35,300	JFE Holdings Inc	448,504
44,000	Juki Corp	63,978
420,300	JX Holdings Inc	2,188,410
21,600	K’s Holdings Corp	616,998
285,000	Kajima Corp	792,677
6,900	Kakaku.com Inc	247,993
17,700	Kao Corp	535,771
408,000	Kawasaki Kisen Kaisha Ltd *	550,166
404	KDDI Corp	2,898,166
31,000	Kinugawa Rubber Industrial Co Ltd	203,932
113,000	Kobe Steel Ltd	87,224
14,486	Kohnan Shoji Co Ltd	175,010
6,100	Konami Corp	140,927
9,200	Lawson Inc	705,462

Shares	Description	Value ($)

	Japan — continued
103,900	Leopalace21 Corp *	338,004
16,000	Look Inc	143,612
151,000	Marubeni Corp	975,064
290,000	Mazda Motor Corp *	350,158
26,204	Medipal Holdings Corp	376,351
3,600	MEIJI Holdings Co Ltd	168,101
3,400	Misawa Homes Co Ltd	48,822
151,500	Mitsubishi Chemical Holdings Corp	589,491
85,800	Mitsubishi Corp	1,588,659
8,750	Mitsubishi UFJ Lease & Finance Co Ltd	378,330
31,100	Mitsui & Co Ltd	436,825
107,000	Mitsui Engineering & Shipbuilding Co Ltd	118,141
147,012	Mitsui Mining & Smelting Co Ltd	296,754
181,000	Mitsui OSK Lines Ltd	456,131
874,400	Mizuho Financial Group Inc	1,411,867
23,600	Namco Bandai Holdings Inc	374,210
38,007	NET One Systems Co Ltd	503,685
10,700	Nichii Gakkan Co	110,328
26,400	Nikon Corp	732,834
4,700	Nintendo Co Ltd	530,106
221,000	Nippon Light Metal Co Ltd	221,682
32,800	Nippon Paper Group Inc	389,159
311,000	Nippon Steel Corp	603,949
69,800	Nippon Telegraph & Telephone Corp	3,236,521
267,000	Nippon Yusen KK	542,258
33,541	Nipro Corp	199,504
8,350	Nitori Co Ltd	837,291
58,000	Nitto Boseki Co Ltd	199,183
2,035	NTT Docomo, Inc.	3,466,817
138,000	Obayashi Corp	601,598
142,000	Oki Electric Industry Co Ltd *	166,316
7,900	Ono Pharmaceutical Co Ltd	491,701
134,500	Penta-Ocean Construction Co Ltd	314,786
9,095	Point Inc	326,655
467,600	Resona Holdings Inc	1,830,303
38,000	Ricoh Co Ltd	300,680
49,900	Round One Corp	243,978
6,700	Ryohin Keikaku Co Ltd	413,009
14,200	Sankyo Co Ltd	657,646
6,000	Sanrio Co Ltd	207,387
31,686	Sapporo Hokuyo Holdings Inc	81,250
23,400	Seven & I Holdings Co Ltd	712,024
26,500	Shinko Electric Industries Co Ltd	174,685
16,900	Softbank Corp	691,152
328,700	Sojitz Corp	442,119
160,100	Sumitomo Corp	2,131,066
131,193	Sumitomo Light Metal Industries Ltd	116,085
95,200	Sumitomo Mitsui Construction Co Ltd *	58,676
23,700	Sumitomo Mitsui Financial Group Inc	738,156
82,000	SxL Corp *	150,357

See accompanying notes to the financial statements.	15

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
430,000	Taiheiyo Cement Corp	931,249
290,000	Taisei Corp	791,549
1,600	Taisho Pharmaceutical Holdings Co Ltd	129,470
25,500	Taiyo Yuden Co Ltd	222,934
98,400	Takeda Pharmaceutical Co. Ltd	4,626,128
4,000	Tokyo Electric Power Co Inc (The) *	6,700
152,000	Tokyo Tatemono Co Ltd *	506,548
25,000	TonenGeneral Sekiyu KK	211,807
36,000	Tosoh Corp	76,199
67,100	Toyota Motor Corp	2,668,236
50,600	Toyota Tsusho Corp	1,037,265
21,000	Tsugami Corp	159,588
8,100	Unicharm Corp	471,845
121,567	Unitika Ltd *	60,691
61,900	UNY Co Ltd	515,539
4,320	USS Co Ltd	465,825
102	Wacom Co Ltd/Japan	230,713
6,400	West Japan Railway Co	280,565
1,554	Yahoo! Japan Corp	536,451
35,080	Yamada Denki Co Ltd	1,693,516

	Total Japan	79,614,050

	Kazakhstan — 0.0%
16,398	KazMunaiGas Exploration Production JSC GDR	294,201

	Malaysia — 0.0%
117,000	AMMB Holdings Bhd	237,724
47,948	Hong Leong Bank Bhd	206,727
19,300	Public Bank Bhd	88,465
20,600	Public Bank Bhd	94,617

	Total Malaysia	627,533

	Mexico — 0.3%
795,400	America Movil SAB de CV	1,018,060
93,300	America Movil SAB de CV Class L ADR	2,387,547
45,300	Corp GEO SAB de CV *	46,316
5,400	Desarrolladora Homex SAB de CV ADR *	60,588
7,900	Fomento Economico Mexicano SAB de CV	66,891
2,500	Fomento Economico Mexicano Sponsored ADR	211,250
94,000	Grupo Financiero Banorte SAB de CV	478,550
4,700	Grupo Modelo SAB de CV	42,665
18,200	Grupo Televisa SAB	83,255
12,800	Grupo Televisa SAB Sponsored ADR	294,144
72,400	Urbi Desarrollos Urbanos SAB de CV *	36,848
86,200	Wal-Mart de Mexico SAB de CV	230,453

	Total Mexico	4,956,567

Shares	Description	Value ($)

	Netherlands — 0.6%
147,046	Aegon NV	754,807
32,949	ASML Holding NV	1,869,728
16,112	CSM	271,887
7,267	Delta Lloyd NV	100,297
130,221	ING Groep NV *	992,835
60,002	Koninklijke BAM Groep NV	171,432
2,239	Koninklijke Vopak NV	143,667
26,854	SNS REAAL NV *	38,717
155,740	Unilever NV	5,431,474
5,282	Wereldhave NV REIT	271,404

	Total Netherlands	10,046,248

	New Zealand — 0.1%
101,631	Chorus Ltd *	275,434
82,907	Fletcher Building Ltd	444,010
616,042	Telecom Corp of New Zealand Ltd	1,219,456

	Total New Zealand	1,938,900

	Norway — 0.0%
14,741	Aker Solutions ASA	268,501
17,465	TGS Nopec Geophysical Co ASA	511,080

	Total Norway	779,581

	Panama — 0.0%
2,200	Copa Holdings SA Class A	170,786

	Philippines — 0.2%
123,900	Aboitiz Power Corp	100,323
288,820	BDO Unibank Inc	419,768
220,500	First Gen Corp *	97,545
7,295	Globe Telecom Inc	198,372
10,560	GT Capital Holdings Inc *	134,969
2,086,000	Megaworld Corp	108,323
189,650	Metropolitan Bank & Trust	411,216
12,235	Philippine Long Distance Telephone Co	796,373
9,300	Philippine Long Distance Telephone Co Sponsored ADR	597,990
240,800	Puregold Price Club Inc	163,106
19,090	Universal Robina Corp	27,679

	Total Philippines	3,055,664

	Poland — 0.2%
3,612	Bank Pekao SA	163,872
1,027,648	Boryszew SA *	161,041
400	BRE Bank SA *	36,755
5,431	Jastrzebska Spolka Weglowa SA	143,553
50,055	KGHM Polska Miedz SA	1,960,445
28,283	Powszechna Kasa Oszczednosci Bank Polski SA	303,334

16	See accompanying notes to the financial statements.

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Poland — continued
1,614	Powszechny Zaklad Ubezpieczen SA	167,983
31,886	Synthos SA	52,428

	Total Poland	2,989,411

	Portugal — 0.1%
307,983	EDP - Energias de Portugal SA	751,305
7,215	Jeronimo Martins SGPS SA	120,636

	Total Portugal	871,941

	Russia — 1.1%
11,167	Gazprom Neft JSC Sponsored ADR	262,558
509,409	Gazprom OAO Sponsored ADR	4,902,848
77,882	Lukoil OAO Sponsored ADR	4,411,249
13,205	Magnit OJSC GDR	420,515
2,210	Mail.ru Group Ltd GDR	72,042
34,300	Mechel Sponsored ADR	196,539
40,383	MMC Norilsk Nickel OJSC ADR	589,424
17,640	Mobile Telesystems Sponsored ADR	324,752
7,739	Novolipetsk Steel OJSC GDR	139,505
356,788	Rosneft Oil Co GDR	2,102,871
73,567	Rostelecom OJSC	281,651
176,781	Sberbank of Russia Sponsored ADR	2,023,987
11,896	Severstal OAO GDR	134,748
159,263	Surgutneftegas OJSC Sponsored ADR	1,377,503
18,755	Tatneft Sponsored ADR	715,042
1,903	TMK OAO GDR	26,065
104,217	TNK-BP Holding	276,307
3,695	Uralkali OJSC GDR	142,610
163,741	VTB Bank OJSC GDR	533,382

	Total Russia	18,933,598

	Singapore — 0.3%
205,085	Ezra Holdings Ltd *	177,313
2,621,000	Golden Agri-Resources Ltd	1,496,733
171,000	Jaya Holdings Ltd *	75,614
171,000	LionGold Corp. Ltd *	170,203
46,000	M1 Ltd/Singapore	94,503
157,000	Sakari Resources Ltd	236,149
90,000	Singapore Exchange Ltd	509,433
158,000	Singapore Press Holdings Ltd	503,306
735,000	Singapore Telecommunications Ltd	2,000,152
17,000	Venture Corp Ltd	106,070
447,000	Yangzijiang Shipbuilding Holdings Ltd	354,236

	Total Singapore	5,723,712

	South Africa — 0.3%
20,781	ABSA Group Ltd	350,966
35,040	African Bank Investments Ltd	135,286

Shares	Description	Value ($)

	South Africa — continued
18,329	Aspen Pharmacare Holdings Ltd *	312,734
56,907	Aveng Ltd	208,147
7,861	AVI Ltd	54,245
10,264	Barloworld Ltd	86,625
9,263	Bidvest Group Ltd	224,477
6,095	Clicks Group Ltd	41,679
98,412	FirstRand Ltd	320,880
59,058	Growthpoint Properties Ltd	192,707
11,758	Imperial Holdings Ltd	285,348
39,808	Investec Ltd	241,116
6,808	JD Group Ltd/South Africa	36,209
6,864	JSE Ltd	57,685
2,333	Kumba Iron Ore Ltd	133,160
3,968	Mr Price Group Ltd	64,210
19,062	MTN Group Ltd	355,390
24,961	Murray & Roberts Holdings Ltd *	64,686
2,920	Naspers Ltd	169,423
2,928	Nedbank Group Ltd	64,309
22,628	Netcare Ltd	47,194
10,561	Remgro Ltd	180,535
7,093	Reunert Ltd	59,984
70,143	RMB Holdings Ltd	303,146
11,982	Sanlam Ltd	52,558
21,977	Sappi Ltd *	61,305
5,259	Shoprite Holdings Ltd	105,592
17,571	Standard Bank Group Ltd/South Africa	231,635
180,262	Steinhoff International Holdings Ltd *	562,265
2,949	Tiger Brands Ltd	97,052
13,042	Wilson Bayly Holmes-Ovcon Ltd	204,375
23,935	Woolworths Holdings Ltd/South Africa	170,658

	Total South Africa	5,475,581

	South Korea — 0.9%
10,100	BS Financial Group Inc	105,614
2,235	Cheil Industries Inc	204,785
1,289	Com2uSCorp *	74,426
571	Daelim Industrial Co Ltd	44,967
11,230	Daewoo Securities Co Ltd	112,144
2,260	Daewoo Shipbuilding & Marine Engineering Co Ltd	48,881
1,740	Dongbu Insurance Co Ltd	71,377
2,496	GS Holdings	143,974
15,160	Hana Financial Group Inc	455,676
6,110	Hanjin Shipping Co Ltd *	79,295
3,900	Hanwha Chem Corp	72,343
7,720	Hanwha Corp	225,490
477	Honam Petrochemical Corp	99,111
1,274	Hotel Shilla Co Ltd	60,453
1,639	Hyundai Heavy Industries Co Ltd	336,630

See accompanying notes to the financial statements.	17

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
1,760	Hyundai Marine & Fire Insurance Co Ltd	50,843
1,215	Hyundai Mobis	330,786
2,277	Hyundai Motor Co	484,933
4,439	Hyundai Steel Co	328,555
33,480	Industrial Bank of Korea	357,396
26,270	KB Financial Group Inc	853,971
1,900	KB Financial Group Inc ADR	61,484
4,647	Kia Motors Corp	304,696
38,660	Korea Exchange Bank *	292,338
228	Korea Zinc Co Ltd	82,488
9,670	KP Chemical Corp	103,028
30,940	KT Corp	939,651
1,600	KT Corp Sponsored ADR	24,176
1,439	LG Chem Ltd	384,339
718	LG Corp	39,818
35,780	LG Uplus Corp	240,321
2,880	LIG Insurance Co Ltd	62,355
14,689	Osung LST Co Ltd *	75,884
2,240	Poongsan Corp	59,521
3,709	POSCO	1,207,494
1,200	POSCO ADR	97,800
3,690	Samsung Card Co Ltd	117,176
3,265	Samsung Electronics Co, Ltd	3,563,036
1,319	Samsung Fine Chemicals Co Ltd	72,747
1,690	Samsung Heavy Industries Co Ltd	55,736
1,684	Samsung Life Insurance Co Ltd	143,483
2,250	Samsung Techwin Co Ltd	141,869
17,460	Shinhan Financial Group Co Ltd	546,178
1,609	SK Chemicals Co Ltd	86,688
1,347	SK Holdings Co Ltd	199,484
5,231	SK Innovation Co Ltd	759,766
3,076	SK Telecom Co Ltd	396,948
35,200	SK Telecom Co Ltd ADR	504,768
49,823	Tera Resource Co Ltd *	49,289
66,260	Woori Finance Holdings Co Ltd	634,993
6,710	Woori Investment & Securities Co Ltd	66,139

	Total South Korea	15,855,343

	Spain — 0.9%
14,669	Abengoa SA	253,279
173,148	Banco Bilbao Vizcaya Argentaria SA	1,317,092
639,179	Banco Santander SA	4,548,293
55,118	Distribuidora Internacional de Alimentacion SA	292,328
2,629	Fomento de Construcciones y Contratas SA	33,006
88,920	Gas Natural SDG SA	1,095,608
26,701	Grifols SA *	751,451
350,491	Iberdrola SA	1,388,120
6,875	Inditex SA	763,519
11,243	Indra Sistemas SA	107,500

Shares	Description	Value ($)

	Spain — continued
387	Jazztel Plc *	2,171
52,117	Repsol YPF SA	957,122
346,028	Telefonica SA	4,373,000

	Total Spain	15,882,489

	Sri Lanka — 0.0%
47,000	Hatton National Bank Plc	48,807

	Sweden — 0.1%
24,995	Boliden AB	366,116
28,214	Investor AB B Shares	583,946
10,167	NCC AB B Shares	185,453
9,047	Svenska Handelsbanken AB	314,832
26,424	Swedbank AB A Shares	461,498

	Total Sweden	1,911,845

	Switzerland — 1.3%
130,428	Nestle SA (Registered)	8,102,657
120,881	Novartis AG (Registered)	7,128,424
36,200	Roche Holding AG	6,580,924
7,605	Swiss Re AG	475,936
1,680	Zurich Financial Services AG	403,230

	Total Switzerland	22,691,171

	Taiwan — 0.5%
132,000	Acer Inc *	117,225
90,050	Advanced Semiconductor Engineering Inc	67,792
60,000	Advanced Wireless Semiconductor Co *	60,218
46,000	Advantech Co Ltd	160,155
33,000	Asustek Computer Inc	331,105
470,000	AU Optronics Corp *	144,351
441,000	Chimei Innolux Corp *	141,811
83,000	Chipbond Technology Corp	122,296
91,470	Chunghwa Telecom Co Ltd	276,011
500	Chunghwa Telecom Co Ltd ADR	15,020
292,000	Compal Electronics Inc	257,080
95,000	Delta Electronics Inc	325,207
79,000	E Ink Holdings Inc	79,568
78,000	Elan Microelectronics Corp	122,791
326,000	Far EasTone Telecommunications Co Ltd	806,674
360,000	Hon Hai Precision Industry Co Ltd	1,024,723
31,194	HTC Corp	270,082
132,000	Neo Solar Power Corp *	71,893
25,000	Novatek Microelectronics Corp	80,935
69,000	Pegatron Corp	86,982
6,000	Phison Electronics Corp	45,437
81,000	Powertech Technology Inc	153,550
128,000	Quanta Computer Inc	332,158
282,000	Taiwan Mobile Co Ltd	1,045,944

18	See accompanying notes to the financial statements.

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
58,000	Taiwan PCB Techvest Co Ltd	79,919
154,000	Taiwan Semiconductor Manufacturing Co Ltd	431,295
50,300	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	739,410
48,000	Tripod Technology Corp	106,345
17,000	Ubright Optronics Corp	68,521
74,000	Unimicron Technology Corp	84,580
318,000	United Microelectronics Corp	127,798
443,450	Wistron Corp	498,150
79,000	WPG Holdings Ltd	93,594

	Total Taiwan	8,368,620

	Thailand — 0.4%
137,000	Advanced Info Service PCL	950,712
2,000	Advanced Info Service PCL NVDR	13,879
247,500	Bangchak Petroleum PCL	181,161
25,000	Bangchak Petroleum PCL NVDR	18,299
65,800	Bangkok Bank PCL NVDR	395,216
102,200	Bangkok Dusit Medical Services PCL	337,410
330,210	Bank of Ayudhya PCL NVDR	334,819
28,100	Banpu PCL	404,045
2,200	Banpu PCL NVDR	31,633
30,800	Bumrungrad Hospital PCL	76,782
5,400	Bumrungrad Hospital PCL NVDR	13,462
48,300	Charoen Pokphand Foods PCL NVDR	48,996
304,300	Charoen Pokphand Foods PCL	308,682
12,900	CP ALL PCL NVDR	14,213
83,400	CP ALL PCL	91,885
57,900	Electricity Generating PCL	222,066
10,000	Electricity Generating PCL NVDR	38,353
91,300	Glow Energy PCL	182,261
7,200	Glow Energy PCL NVDR	14,373
738,800	Hemaraj Land and Development PCL	70,800
208,700	Hemaraj Land and Development PCL NVDR	20,000
251,800	Home Product Center PCL	99,683
96,500	Indorama Ventures PCL	88,702
71,400	Kasikornbank PCL NVDR	385,733
420,900	Krung Thai Bank PCL	223,404
44,900	Krung Thai Bank PCL NVDR	23,832
30,200	PTT Exploration & Production PCL	143,829
74,500	PTT PCL	785,544
5,900	PTT PCL NVDR	62,211
98,700	Ratchaburi Electricity Generating Holding PCL (c)	145,724
25,100	Ratchaburi Electricity Generating Holding PCL NVDR	37,059
29,000	Robinson Department Store PCL	57,230
6,700	Robinson Department Store PCL NVDR	13,222
1,706,600	Sansiri PCL	126,418
47,800	Shin Corp PCL	101,193

Shares	Description	Value ($)

	Thailand — continued
30,100	Siam Cement PCL NVDR	319,101
4,600	Siam Makro PCL	54,411
136,300	Sri Trang Agro-Industry PCL	62,737
91,800	Thai Oil PCL	192,329
166,200	Thanachart Capital PCL	179,359
20,200	Thanachart Capital PCL NVDR	21,799
133,000	Total Access Communication PCL NVDR	371,353
161,400	TPI Polene PCL	58,741
28,100	TPI Polene PCL NVDR	10,227
126,400	Vinythai PCL	75,024
96,000	Vinythai PCL NVDR	56,980

	Total Thailand	7,464,892

	Turkey — 0.4%
111,395	Akenerji Elektrik Uretim AS *	124,277
26,470	Anadolu Hayat Emeklilik AS	61,950
36,269	Arcelik AS	200,562
139,788	Asya Katilim Bankasi AS *	147,471
6,294	BIM Birlesik Magazalar AS	258,509
10,759	Bizim Toptan Satis Magazalari AS	145,747
97,645	Dogan Sirketler Grubu Holding AS *	45,071
82,483	Dogan Yayin Holding AS *	30,358
4,855	Dogus Otomotiv Servis ve Ticaret AS	17,236
196,280	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	200,696
25,671	Enka Insaat ve Sanayi AS	71,080
199,882	Eregli Demir ve Celik Fabrikalari TAS	223,123
2,181	Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS *	59,934
11,988	Ford Otomotiv Sanayi AS	117,586
1,780	Goodyear Lastikleri Turk AS	49,117
11,134	Haci Omer Sabanci Holding AS	47,781
157,183	Ihlas Holding AS *	99,363
176,745	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class A	135,977
69,911	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class B	87,269
193,473	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class D	123,282
112,736	KOC Holding AS	458,104
32,379	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	118,212
8,662	Tekfen Holding AS	31,977
43,306	Tofas Turk Otomobil Fabrikasi AS	209,439
5,454	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS *	33,254
21,364	Tupras Turkiye Petrol Rafinerileri AS	488,396
123,373	Turk Hava Yollari *	244,070
74,995	Turk Telekomunikasyon AS	296,672
2,624	Turk Traktor ve Ziraat Makineleri AS	56,548

See accompanying notes to the financial statements.	19

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued
91,477	Turkcell Iletisim Hizmetleri AS *	543,505
159,214	Turkiye Garanti Bankasi AS	682,353
34,953	Turkiye Halk Bankasi AS	314,906
88,845	Turkiye Is Bankasi	270,456
105,431	Turkiye Sise ve Cam Fabrikalari AS	154,658
180,710	Turkiye Vakiflar Bankasi Tao	409,099
111,575	Yapi ve Kredi Bankasi AS *	259,915

	Total Turkey	6,817,953

	United Kingdom — 5.0%
139,910	3i Group Plc	457,161
69,575	Aberdeen Asset Management Plc	308,075
35,168	Aegis Group Plc	132,551
23,879	Aggreko Plc	893,857
225,877	AstraZeneca Plc	10,565,798
74,739	Aviva Plc	387,364
11,449	Babcock International Group Plc	170,105
487,266	BAE Systems Plc	2,463,420
997,743	Barclays Plc	2,903,764
15,797	BBA Aviation Plc	47,661
1,324,916	BP Plc	9,293,657
152,660	British American Tobacco Plc	8,000,760
403,796	BT Group Plc	1,394,822
19,639	Bunzl Plc	350,470
4,189	Croda International Plc	156,564
119,456	Diageo Plc	3,265,263
68,929	Drax Group Plc	509,730
791,047	DSG International Plc *	219,992
9,600	easyJet Plc	80,937
5,015	Eurasia Drilling Co. Ltd GDR	150,321
18,708	Fenner Plc	103,050
97,099	Firstgroup Plc	377,568
414,283	GlaxoSmithKline Plc	9,390,204
292,104	Home Retail Group Plc	434,686
22,605	IMI Plc	308,574
8,347	InterContinental Hotels Group Plc	212,842
2,978	Intertek Group Plc	133,104
205,854	ITV Plc	271,939
152,621	Kesa Electricals Plc	112,159
21,984	Lancashire Holdings Ltd	279,491
2,603,282	Lloyds Banking Group Plc *	1,373,794
6,844	Micro Focus International Plc	58,945
31,225	Next Plc	1,771,879
29,828	Playtech Ltd	183,065
56,944	Premier Foods Plc *	53,064
46,111	Prudential Plc	576,011
2,669	Randgold Resources Ltd	273,441
70,679	Rio Tinto Plc	3,085,791
34,678	Rockhopper Exploration Plc *	94,472

Shares	Description	Value ($)

	United Kingdom — continued
113,591	Rolls-Royce Holdings Plc	1,479,846
77,434	Royal Bank of Scotland Group Plc *	278,197
212,854	Royal Dutch Shell Plc-A Shares	7,446,571
87,120	Royal Dutch Shell Plc-B Shares	3,142,998
15,956	SABMiller Plc	703,980
17,378	Scottish & Southern Energy Plc	377,723
8,001	Shire Plc	242,218
16,942	Spectris Plc	464,621
41,596	Tate & Lyle Plc	433,443
9,498	Telecity Group Plc	131,163
527,278	Tesco Plc	2,815,923
216,612	Thomas Cook Group Plc	56,107
40,094	Trinity Mirror Plc *	25,324
33,205	Tullett Prebon Plc	152,852
14,926	Unilever Plc	536,443
1,681,326	Vodafone Group Plc	4,848,869
6,356	Weir Group Plc (The)	164,662
29,293	WH Smith Plc	279,091
131,917	William Hill Plc	628,284
20,168	Wolseley Plc	813,497
54,732	WPP Plc	709,137

	Total United Kingdom	86,577,300

	United States — 16.9%
19,000	3M Co.	1,759,400
147,100	Abbott Laboratories	9,640,934
10,300	Amgen, Inc.	864,376
17,800	Apple, Inc.	11,841,272
100	Bristol–Myers Squibb Co.	3,301
300	Cerner Corp. *	21,942
103,600	Chevron Corp.	11,619,776
31,600	Church & Dwight Co., Inc.	1,729,784
798,900	Cisco Systems, Inc.	15,243,012
404,200	Coca-Cola Co. (The)	15,117,080
84,800	Colgate–Palmolive Co.	9,015,088
3,700	Eli Lilly & Co.	166,167
184,500	Express Scripts Holding Co. *	11,553,390
45,000	Exxon Mobil Corp.	3,928,500
1,600	First Cash Financial Services Inc *	71,392
200	Gilead Sciences, Inc. *	11,538
19,700	Google, Inc.-Class A *	13,496,273
3,900	Henry Schein, Inc. *	299,559
509,400	Hewlett-Packard Co.	8,598,672
42,000	International Business Machines Corp.	8,183,700
1,800	Intuitive Surgical, Inc. *	885,222
285,400	Johnson & Johnson	19,244,522
24,000	Laboratory Corp. of America Holdings *	2,110,800
46,200	Lorillard, Inc.	5,798,562
69,800	Lowe’s Cos., Inc.	1,987,904
10,200	Mastercard, Inc.-Class A	4,313,580

20	See accompanying notes to the financial statements.

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United States — continued
69,200	McDonald’s Corp.	6,192,708
2,900	Mead Johnson Nutrition Co.	212,657
71,700	Medtronic, Inc.	2,915,322
36,900	Merck & Co., Inc.	1,588,545
479,200	Microsoft Corp.	14,768,944
22,900	Monster Beverage Corp. *	1,349,497
13,500	Nike, Inc.-Class B	1,314,360
564,600	Oracle Corp.	17,869,590
161,100	PepsiCo, Inc.	11,668,473
641,700	Pfizer, Inc.	15,310,962
164,600	Philip Morris International, Inc.	14,698,780
129,100	Procter & Gamble Co. (The)	8,674,229
72,900	Qualcomm, Inc.	4,480,434
29,400	Quest Diagnostics, Inc.	1,777,818
69,500	Sysco Corp.	2,105,850
148,200	Target Corp.	9,498,138
42,800	UnitedHealth Group, Inc.	2,324,040
34,400	Visa, Inc.-Class A	4,411,800
142,900	Wal–Mart Stores, Inc.	10,374,540
3,000	Yum! Brands, Inc.	191,160
76,200	Zimmer Holdings, Inc.	4,707,636

	Total United States	293,941,229

	TOTAL COMMON STOCKS (COST $747,513,079)	773,274,845

	PREFERRED STOCKS (a) — 0.7%

	Brazil — 0.5%
2,000	AES Tiete SA 9.84%	27,341
26,200	Banco Bradesco SA 0.64%	425,932
40,100	Bradespar SA 5.31%	523,499
20,500	Centrais Eletricas Brasileiras SA 9.08%	187,337
1,700	Cia de Bebidas das Americas 2.34%	64,360
5,000	Companhia de Bebidas das Americas ADR 0.92%	188,050
20,500	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA 37.52%	187,842
7,200	Gol Linhas Aereas Inteligentes SA *	34,406
127,400	Itausa - Investimentos Itau SA 0.64%	586,822
39,600	Klabin SA 4.60%	177,526
24,700	Marcopolo SA 2.16%	138,473
30,400	Metalurgica Gerdau SA 2.30%	332,769
45,900	Oi SA 15.98%	174,338
162,900	Petroleo Brasileiro SA 0.60%	1,665,193
16,800	Petroleo Brasileiro SA Sponsored ADR 0.59%	345,744
27,000	Randon Participacoes SA 1.49%	140,992
106,900	Suzano Papel e Celulose SA *	236,982
8,900	Telefonica Brasil SA 2.28%	192,916

Shares	Description	Value ($)

	Brazil — continued
55,000	Usinas Siderurgicas de Minas Gerais SA 1.08%	220,824
162,500	Vale SA 6.41%	2,656,165
25,900	Vale SA Sponsored ADR 3.65%	417,508

	Total Brazil	8,925,019

	Germany — 0.1%
8,954	Henkel AG & Co KGaA 1.33%	675,446
24,161	Porsche Automobil Holding SE 1.84%	1,246,271

	Total Germany	1,921,717

	Russia — 0.1%
23,840	Rostelecom OJSC 5.36%	62,696
298,665	Sberbank of Russia 4.37%	634,194
1,677,078	Surgutneftegas OJSC 11.11%	1,082,859

	Total Russia	1,779,749

	South Korea — 0.0%
142	Samsung Electronics Co Ltd 0.76%	91,624

	TOTAL PREFERRED STOCKS (COST $12,534,816)	12,718,109

	RIGHTS/WARRANTS (a) — 0.0%

	Thailand — 0.0%
105,225	KTB Rights, Expires 10/11/12 *	13,432

	Total Thailand	13,432

	TOTAL RIGHTS/WARRANTS (COST $0)	13,432

	SHORT-TERM INVESTMENTS (a) — 7.7%

	Money Market Funds — 7.7%
134,371,251	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (d)	134,371,251

	TOTAL SHORT-TERM INVESTMENTS (COST $134,371,251)	134,371,251

	TOTAL INVESTMENTS — 100.3% (Cost $1,722,870,334)	1,743,881,174
	Other Assets and Liabilities (net) — (0.3%)	(5,536,311)

	TOTAL NET ASSETS — 100.0%	$1,738,344,863

See accompanying notes to the financial statements.	21

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts (a)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
11/05/12	Brown Brothers Harriman & Co.	KRW	44,145,801,000	$38,766,043	$(103,251)
11/05/12	Deutsche Bank AG	KRW	15,942,655,500	13,999,829	(77,571)
10/19/12	Bank of America, N.A.	SGD	22,574,000	18,109,552	82,656
10/19/12	Brown Brothers Harriman & Co.	SGD	16,653,000	13,359,545	43,004
10/19/12	Deutsche Bank AG	SGD	1,511,453	1,212,534	2,820
10/19/12	Sate Street Bank and Trust Company	SGD	53,785,000	43,147,968	79,311

				$128,595,471	$26,969

Sales #
10/19/12	Bank of America, N.A.	AUD	14,657,000	15,080,919	228,611
10/19/12	Bank of New York Mellon	AUD	8,871,790	9,128,386	149,999
10/19/12	Brown Brothers Harriman & Co.	AUD	52,433,899	53,950,425	875,770
10/19/12	Deutsche Bank AG	AUD	11,273,000	11,599,045	181,466
10/19/12	Goldman Sachs International	AUD	6,468,210	6,655,288	101,534
10/19/12	JPMorgan Chase Bank, N.A.	AUD	20,654,428	21,251,808	161,127
10/19/12	Morgan Stanley & Co. International PLC	AUD	1,171,000	1,204,868	18,362
10/19/12	Sate Street Bank and Trust Company	AUD	1,022,379	1,051,949	16,969
10/19/12	Bank of New York Mellon	CAD	35,240	35,716	2
10/19/12	Brown Brothers Harriman & Co.	CAD	112,620	114,140	(40)
10/19/12	Deutsche Bank AG	CAD	11,551	11,707	1
10/19/12	Goldman Sachs International	CAD	639,684	648,317	(6)
10/19/12	Sate Street Bank and Trust Company	CAD	1,093,000	1,107,751	1,296
10/19/12	Bank of America, N.A.	CHF	952,900	998,863	(8,949)
10/19/12	Bank of New York Mellon	CHF	1,177,658	1,234,462	(11,316)
10/19/12	Brown Brothers Harriman & Co.	CHF	32,528,000	34,096,989	(414,523)
10/19/12	Deutsche Bank AG	CHF	144,296	151,256	(1,450)
10/19/12	Goldman Sachs International	CHF	168,525	176,654	(1,443)
10/19/12	JPMorgan Chase Bank, N.A.	CHF	279,061	292,522	(2,735)
10/19/12	Morgan Stanley & Co. International PLC	CHF	2,047,521	2,146,283	(17,274)
10/19/12	Sate Street Bank and Trust Company	CHF	1,323,966	1,387,828	(11,213)
10/19/12	Brown Brothers Harriman & Co.	DKK	3,483,796	588,663	(6,594)
10/19/12	Deutsche Bank AG	DKK	113,638	19,202	(169)
10/19/12	Goldman Sachs International	DKK	6,546,621	1,106,194	(7,904)
10/19/12	Sate Street Bank and Trust Company	DKK	632,406	106,859	(779)
10/19/12	Bank of America, N.A.	EUR	3,777,413	4,753,501	(42,840)
10/19/12	Bank of New York Mellon	EUR	35,019,756	44,068,902	(379,830)
10/19/12	Barclays Bank PLC	EUR	1,171,000	1,473,588	(12,953)
10/19/12	Brown Brothers Harriman & Co.	EUR	5,623,049	7,076,051	(82,947)
10/19/12	Deutsche Bank AG	EUR	1,233,336	1,552,031	(14,752)
10/19/12	Goldman Sachs International	EUR	18,217,000	22,924,294	(400,431)
10/19/12	JPMorgan Chase Bank, N.A.	EUR	763,827	961,201	(9,281)

22	See accompanying notes to the financial statements.

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/19/12	Morgan Stanley & Co. International PLC	EUR	16,049,135	$20,196,250	$(150,078)
10/19/12	Sate Street Bank and Trust Company	EUR	1,001,463	1,260,242	(10,446)
10/19/12	Bank of America, N.A.	GBP	646,801	1,026,866	(6,683)
10/19/12	Bank of New York Mellon	GBP	1,272,404	2,020,079	(13,332)
10/19/12	Barclays Bank PLC	GBP	13,367,286	21,222,008	(137,787)
10/19/12	Brown Brothers Harriman & Co.	GBP	801,180	1,271,960	(9,781)
10/19/12	Deutsche Bank AG	GBP	2,394,896	3,802,156	(26,866)
10/19/12	Goldman Sachs International	GBP	736,807	1,169,761	(5,591)
10/19/12	JPMorgan Chase Bank, N.A.	GBP	946,893	1,503,295	(10,543)
10/19/12	Morgan Stanley & Co. International PLC	GBP	1,643,224	2,608,795	(12,861)
10/19/12	Sate Street Bank and Trust Company	GBP	23,478,000	37,273,856	(237,546)
10/19/12	Bank of New York Mellon	HKD	858,067	110,644	(9)
10/19/12	Brown Brothers Harriman & Co.	HKD	417,460	53,830	(5)
10/19/12	Bank of America, N.A.	JPY	446,371,345	5,703,187	(81,275)
10/19/12	Bank of New York Mellon	JPY	4,125,151,015	52,706,132	(722,628)
10/19/12	Barclays Bank PLC	JPY	1,959,340,000	25,034,049	(64,761)
10/19/12	Brown Brothers Harriman & Co.	JPY	216,740,290	2,769,242	(42,366)
10/19/12	Goldman Sachs International	JPY	124,218,079	1,587,107	(22,470)
10/19/12	JPMorgan Chase Bank, N.A.	JPY	129,460,000	1,654,081	(24,485)
10/19/12	Morgan Stanley & Co. International PLC	JPY	1,597,710,000	20,413,583	(295,092)
10/19/12	Sate Street Bank and Trust Company	JPY	278,343,324	3,556,330	(47,610)
10/19/12	Goldman Sachs International	NOK	4,742,006	816,889	(11,015)
10/19/12	JPMorgan Chase Bank, N.A.	NOK	5,530,870	952,784	(14,055)
10/19/12	Sate Street Bank and Trust Company	NOK	4,324,300	744,932	(10,861)
10/19/12	Bank of New York Mellon	NZD	186,992	149,786	1,528
10/19/12	JPMorgan Chase Bank, N.A.	NZD	97,248	77,898	854
10/19/12	Bank of America, N.A.	SEK	303,850	45,804	(145)
10/19/12	Brown Brothers Harriman & Co.	SEK	634,661	95,671	(422)
10/19/12	Deutsche Bank AG	SEK	132,579	19,986	(57)
10/19/12	Sate Street Bank and Trust Company	SEK	134,437	20,266	(93)

				$456,823,131	$(1,648,773)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Futures Contracts (a)

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
10	DAX	September 2012	$2,191,559	$145,235
31	FTSE 100	September 2012	2,804,995	46,407
57	FTSE/MIB	September 2012	5,415,451	571,935
29	MSCI Singapore	September 2012	1,615,066	(3,106)
48	TOPIX	September 2012	4,453,924	42,222

			$16,480,995	$802,693

See accompanying notes to the financial statements.	23

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Number of Contracts	Type	ExpirationDate	Value	Net Unrealized Appreciation (Depreciation)
Sales
53	S&P TSE 60 Index	September 2012	$7,341,233	$(266,093)
16	SPI 200	September 2012	1,780,323	(95,713)

			$9,121,556	$(361,806)

Swap Agreements

Total Return Swaps (a)

Notional Amount		Expiration Date	Counterparty		Fund Pays		Fund (Pays)/Receives		Net Unrealized Appreciation/ (Depreciation)
3,264,109	USD	5/16/2013		Goldman Sachs International		Return on Asia Equity Basket Swap		1 Month Garban Intercapital Federal Funds Effective Rate	$74,416
10,393,046	USD	5/16/2013		Goldman Sachs International		Return on Asia Equity Basket Swap		1 Month Garban Intercapital Federal Funds Effective Rate	139,037
678,696	USD	5/16/2013		Goldman Sachs International		Return on Asia Equity Basket Swap		1 Month Garban Intercapital Federal Funds Effective Rate minus .41%	3,767

									$217,220

						Premiums to (Pay) Receive				$—

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of these securities are owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.

(b)	Represents an investment to obtain exposure in Emerging Markets. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

(c)	Security valued at fair value using methods determined in good faith by or at the discretion of the Trustees of GMO Trust (Note 2).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 51.

24	See accompanying notes to the financial statements.

Benchmark-Free Fund

(A Series of GMO Trust)

I nvestment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	77.5%
Short-Term Investments	11.5
Debt Obligations	8.6
Futures Contracts	2.0
Preferred Stocks	1.9
Investment Funds	0.3
Loan Participations	0.1
Loan Assignments	0.0 ^
Options Purchased	0.0 ^
Rights/Warrants	0.0 ^
Written Options	0.0 ^
Forward Currency Contracts	(0.1)
Swap Agreements	(0.2)
Reverse Repurchase Agreements	(0.2)
Other	(1.4)

100.0%

Country/Region Summary**	% of Investments
United States	36.5%
Emerging***	19.4
Japan	12.6
United Kingdom	10.9
France	4.4
Switzerland	2.8
Germany	2.7
Italy	2.0
Spain	1.9
Australia	1.3
Netherlands	1.1
Singapore	1.0
Belgium	0.7
Hong Kong	0.5
New Zealand	0.5
Sweden	0.5
Denmark	0.4
Finland	0.2
Ireland	0.2
Norway	0.2
Austria	0.1
Greece	0.1
Israel	0.1
Portugal	0.1
Canada	(0.2)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Malaysia, Mexico, Pakistan, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine and Venezuela.

^	Rounds to 0.0%

25

Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
22,161,756	GMO Alpha Only Fund, Class IV	545,622,425
3,090,764	GMO Alternative Asset Opportunity Fund	93,279,267
42,436,940	GMO Currency Hedged International Equity Fund, Class III	939,129,488
3,566,107	GMO Debt Opportunities Fund, Class VI	94,216,548
7,118,478	GMO Emerging Country Debt Fund, Class IV	71,683,073
44,876,824	GMO Emerging Markets Fund, Class VI	482,874,628
6,451,262	GMO Flexible Equities Fund, Class VI	107,671,561
42,320,919	GMO Quality Fund, Class VI	995,388,010
5,601,730	GMO Special Situations Fund, Class VI	150,742,554
8,367,405	GMO Strategic Fixed Income Fund, Class VI	139,317,286

	TOTAL MUTUAL FUNDS (COST $3,547,858,731)	3,619,924,840

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
32,363	State Street Eurodollar Time Deposit, 0.01%, due 09/04/12	32,363

	TOTAL SHORT-TERM INVESTMENTS (COST $32,363)	32,363

	TOTAL INVESTMENTS — 100.0% (Cost $3,547,891,094)	3,619,957,203
	Other Assets and Liabilities (net) — (0.0%)	(114,175)

	TOTAL NET ASSETS — 100.0%	$3,619,843,028

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 51.

26	See accompanying notes to the financial statements.

Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	74.5%
Short-Term Investments	12.1
Debt Obligations	11.5
Futures Contracts	2.1
Preferred Stocks	1.5
Investment Funds	0.2
Loan Participations	0.1
Options Purchased	0.0	^
Loan Assignments	0.0	^
Rights/Warrants	0.0	^
Written Options	0.0	^
Forward Currency Contracts	(0.0	)^
Reverse Repurchase Agreements	(0.2)
Swap Agreements	(0.2)
Other	(1.6)

	100.0%

Country/Region Summary**	% of Investments
United States	42.3%
Emerging***	14.2
Japan	12.2
United Kingdom	10.6
France	4.7
Germany	2.5
Italy	2.4
Switzerland	2.3
Spain	2.1
Australia	1.6
Netherlands	0.9
New Zealand	0.9
Singapore	0.9
Belgium	0.5
Hong Kong	0.4
Sweden	0.4
Denmark	0.3
Austria	0.2
Finland	0.2
Ireland	0.2
Greece	0.1
Israel	0.1
Norway	0.1
Portugal	0.1
Canada	(0.2)^

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Malaysia, Mexico, Pakistan, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine and Venezuela.

^	Rounds to 0.0%

27

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 99.4%

	Affiliated Issuers — 99.4%
28,372,862	GMO Alpha Only Fund, Class IV	698,539,857
3,244,362	GMO Alternative Asset Opportunity Fund	97,914,840
17,349,269	GMO Currency Hedged International Equity Fund, Class III	383,939,318
2,082,393	GMO Debt Opportunities Fund, Class VI	55,016,812
2,637,485	GMO Domestic Bond Fund, Class VI	52,406,830
2,538,078	GMO Emerging Country Debt Fund, Class IV	25,558,447
35,758,170	GMO Emerging Markets Fund, Class VI	384,757,907
5,546,599	GMO Flexible Equities Fund, Class VI	92,572,730
15,592,677	GMO International Core Equity Fund, Class VI	413,205,948
11,662,762	GMO International Intrinsic Value Fund, Class IV	226,490,844
6,091	GMO Special Purpose Holding Fund (a)	3,837
5,955,008	GMO Special Situations Fund, Class VI	160,249,274
17,264,476	GMO Strategic Fixed Income Fund, Class VI	287,453,524
99,670,426	GMO U.S. Flexible Equities Fund, Class VI	1,026,605,391

	TOTAL MUTUAL FUNDS (COST $3,833,661,339)	3,904,715,559

	DEBT OBLIGATIONS — 0.6%

	Asset-Backed Securities — 0.6%

	Airlines — 0.0%
454,737	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.72%, due 05/15/24	192,127

	Auto Financing — 0.0%
74,379	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.89%, due 08/15/13	74,342

	Business Loans — 0.1%
65,824	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.60%, due 04/25/34	55,950
49,185	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.61%, due 01/25/35	41,807
241,266	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.63%, due 01/25/36	170,092
222,787	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.48%, due 07/25/37	162,635
873,490	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.54%, due 12/25/37	720,629

Par Value ($)	Description	Value ($)

	Business Loans — continued
220,391	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.24%, due 05/28/39	79,561
220,391	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.54%, due 05/28/39	68,542
281,574	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.24%, due 02/28/40	131,636
62,472	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.53%, due 05/15/32	55,319
106,738	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.48%, due 11/15/33	89,713
230,868	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.09%, due 10/25/37	209,053
176,967	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 02/25/30	147,808
152,740	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 09/25/30	126,170

	Total Business Loans	2,058,915

	CMBS — 0.1%
33,699	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.36%, due 07/15/44	33,699
1,100,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.37%, due 12/15/20	1,003,750
122,549	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	122,549
297,787	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.48%, due 03/10/44	297,787
369,949	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	370,642
177,975	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .35%, 1.10%, due 03/06/20	177,691
300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	299,250
565,220	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.80%, due 05/12/39	578,050
74,062	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.86%, due 10/15/42	75,089
432,428	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.33%, due 09/15/21	418,374

	Total CMBS	3,376,881

28	See accompanying notes to the financial statements.

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

		CMBS Collateralized Debt Obligations — 0.0%
	499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.23%, due 11/23/52	1,250
	115,135	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	111,680
	655,467	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.57%, due 05/25/46	580,907

		Total CMBS Collateralized Debt Obligations	693,837

		Corporate Collateralized Debt Obligations — 0.0%
	1,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.76%, due 06/20/13	995,800

		Credit Cards — 0.0%
	487,500	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.49%, due 09/15/17	487,905
	400,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.37%, due 02/15/17	399,952

		Total Credit Cards	887,857

		Insured Business Loans — 0.0%
	205,358	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.68%, due 10/25/30	148,987

		Insured Other — 0.0%
	532,751	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.44%, due 09/15/41	491,359
	529,318	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.44%, due 12/15/41	490,446
	237,548	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.71%, due 01/05/14	197,164
	100,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, Zero Coupon, due 02/15/30	15,600
	900,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	66,600

		Total Insured Other	1,261,169

		Insured Residential Asset-Backed Securities (United States) ¿ — 0.0%
	62,759	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.66%, due 07/25/34	54,914
	75,221	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.62%, due 12/25/33	66,571

Par Value ($)	Description	Value ($)

	Insured Residential Asset-Backed Securities (United States) ¿ — continued
20,767	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.57%, due 03/25/34	17,652
266,800	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.46%, due 11/25/35	216,108

	Total Insured Residential Asset-Backed Securities (United States)	355,245

	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
11,876	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.58%, due 10/25/34	8,093
31,907	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.57%, due 01/25/35	21,617
237,144	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.39%, due 06/15/37	151,772
155,484	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.47%, due 10/25/34	118,681
6,662	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.70%, due 07/25/29	4,733
10,236	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.80%, due 08/15/30	6,398
15,162	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.68%, due 06/25/34	10,689
4,109	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.53%, due 12/25/32	2,918
88,197	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.43%, due 11/25/35	83,373

	Total Insured Residential Mortgage-Backed Securities (United States)	408,274

	Insured Time Share — 0.0%
60,175	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.39%, due 03/20/19	59,075
174,733	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.24%, due 09/20/19	173,831

	Total Insured Time Share	232,906

	Insured Transportation — 0.0%
66,667	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.54%, due 04/17/19	65,667

See accompanying notes to the financial statements.	29

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) ¿ — 0.2%
37,311	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.63%, due 01/25/35	31,003
77,652	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.38%, due 02/25/36	27,955
152,515	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.42%, due 03/25/36	141,457
25,188	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.34%, due 08/25/36	24,432
671,238	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.42%, due 10/25/36	271,851
165,082	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 05/25/36	87,493
21,806	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.33%, due 06/25/36	14,610
344,878	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 04/25/36	255,210
106,143	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.56%, due 09/25/35	37,681
247,863	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.34%, due 06/25/36	40,897
317,212	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.58%, due 06/25/36	50,754
133,517	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.33%, due 01/25/37	44,728
107,031	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.31%, due 11/25/36	35,320
363,275	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.64%, due 05/25/37	16,347
109,709	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.28%, due 05/25/34	100,589
1,315,090	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 07/25/36	456,994
245,821	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.35%, due 09/25/36	82,350
330,412	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.43%, due 03/25/36	118,948

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) ¿ — continued
249,049	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 06/25/36	74,131
257,433	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.39%, due 10/25/36	167,331
513,954	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.46%, due 05/25/37	394,409
113,769	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.35%, due 11/25/36	82,096
300,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.44%, due 11/25/36	81,240
56,554	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.56%, due 02/25/37	17,656
13,211	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.36%, due 02/25/37	13,112
1,300,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.44%, due 02/25/37	940,680
287,821	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.40%, due 06/25/36	257,600
3,842	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.78%, due 04/25/33	3,309
499	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.65%, due 10/25/34	484
396,888	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.40%, due 12/25/36	150,818
893,486	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.38%, due 02/25/37	735,071
17,853	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.54%, due 04/25/34	12,567
342,548	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.40%, due 04/25/36	219,445
124,954	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.43%, due 05/25/36	42,680
48,319	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.34%, due 08/25/36	12,110
563,748	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.40%, due 08/25/36	188,856

30	See accompanying notes to the financial statements.

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) ¿ — continued
95,207	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.55%, due 01/20/35	81,283
87,275	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.53%, due 01/20/35	78,384
254,047	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.40%, due 01/20/36	230,389
869,122	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.36%, due 12/25/36	323,053
499,334	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.39%, due 03/25/36	298,352
382,827	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 06/25/36	161,744
690,551	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 08/25/36	179,543
469,935	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.40%, due 10/25/36	197,373
186,318	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.56%, due 03/25/36	39,593
124,353	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.36%, due 02/25/37	44,767
64,827	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 1.04%, due 08/25/34	56,561
93,816	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.34%, due 04/25/37	73,176
279,661	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.39%, due 11/25/36	103,474
183,826	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.50%, due 12/25/35	96,454
9,319	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.78%, due 03/25/35	6,155
20,223	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.50%, due 10/25/35	20,077
9,878	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.36%, due 01/25/37	9,656
500,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.39%, due 06/25/37	243,500

Par Value ($)	Description	Value ($)

	Residential Asset-Backed Securities (United States) ¿ — continued
130,131	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.44%, due 01/25/36	121,022
61,920	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.82%, due 11/25/35	58,824
470,489	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.64%, due 06/25/37	145,852

	Total Residential Asset-Backed Securities (United States)	7,801,446

	Residential Mortgage-Backed Securities (Australian) — 0.1%
144,785	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.52%, due 07/20/38	141,686
228,927	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.52%, due 04/19/38	220,747
49,586	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.96%, due 09/27/35	47,285
376,576	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.87%, due 03/14/36	342,251
32,595	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.87%, due 12/08/36	29,834
44,781	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.73%, due 05/27/38	40,169
27,356	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.52%, due 05/10/36	26,514
175,394	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.52%, due 06/14/37	167,036
170,520	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.53%, due 10/20/37	167,709
203,480	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.50%, due 02/21/38	195,788
212,109	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.53%, due 06/12/40	204,039
24,249	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.75%, due 03/09/36	23,696
23,149	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.60%, due 01/12/37	22,973
162,531	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.48%, due 05/21/38	159,877

	Total Residential Mortgage-Backed Securities (Australian)	1,789,604

See accompanying notes to the financial statements.	31

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — 0.1%
327,011	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.69%, due 09/20/66	295,945
678,453	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.66%, due 01/13/39	651,315
95,953	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.32%, due 12/20/54	93,650
47,617	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.75%, due 09/20/44	46,974
228,231	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.59%, due 12/10/43	211,114
78,540	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.75%, due 12/21/37	77,411
190,000	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.85%, due 05/15/34	159,980
300,746	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.65%, due 11/15/38	246,220
210,916	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.67%, due 09/15/39	166,898
500,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.57%, due 07/15/33	499,600

	Total Residential Mortgage-Backed Securities (European)	2,449,107

	Residential Mortgage-Backed Securities (United States) — 0.0%
19,683	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.54%, due 08/25/35	13,237
62,914	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 02/26/34	54,971

	Total Residential Mortgage-Backed Securities (United States)	68,208

	Student Loans — 0.0%
700,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.70%, due 01/25/24	682,500
400,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.55%, due 12/23/19	399,040
31,542	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.50%, due 09/15/22	31,522

	Total Student Loans	1,113,062

Par Value ($) / Shares	Description	Value ($)
	Time Share — 0.0%
70,400	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.24%, due 02/20/20	71,819

	Total Asset-Backed Securities	24,045,253

	Corporate Debt — 0.0%
598,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	610,772

	U.S. Government Agency — 0.0%
29,951	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.49%, due 05/01/14 (b)	29,627

	TOTAL DEBT OBLIGATIONS (COST $24,624,256)	24,685,652

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
44,523	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (c)	44,523

	TOTAL SHORT-TERM INVESTMENTS (COST $44,523)	44,523

	TOTAL INVESTMENTS — 100.0% (Cost $3,858,330,118)	3,929,445,734
	Other Assets and Liabilities (net) — 0.00%	50,760

	TOTAL NET ASSETS — 100.0%	$3,929,496,494

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	Underlying investment represents interests in defaulted claims. See “others matters” for additional information.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 51.

32	See accompanying notes to the financial statements.

Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.4%
Short-Term Investments	2.2
Preferred Stocks	1.8
Investment Funds	0.3
Futures Contracts	0.1
Debt Obligations	0.0	^
Swap Agreements	0.0	^
Rights/Warrants	0.0	^
Private Equity Securities	0.0	^
Forward Currency Contracts	(0.1)
Other	0.3

	100.0%

Country/Region Summary**	% of Investments
United States	39.2%
Emerging***	14.4
Japan	12.3
United Kingdom	11.0
France	5.3
Switzerland	3.2
Germany	2.7
Italy	2.7
Spain	2.3
Australia	1.7
Netherlands	1.0
Singapore	1.0
Belgium	0.6
Hong Kong	0.4
Sweden	0.4
Denmark	0.3
Ireland	0.3
Austria	0.2
Canada	0.2
Finland	0.2
New Zealand	0.2
Greece	0.1
Israel	0.1
Norway	0.1
Portugal	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.

***	The “Emerging” exposure is primarily comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

^	Rounds to 0.0%.

33

Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
7,588,124	GMO Currency Hedged International Equity Fund, Class III	167,925,187
24,469,137	GMO Emerging Markets Fund, Class VI	263,287,917
2,427,106	GMO Flexible Equities Fund, Class VI	40,508,405
12,363,902	GMO International Core Equity Fund, Class VI	327,643,404
9,976,531	GMO International Intrinsic Value Fund, Class IV	193,744,228
284	GMO Special Purpose Holding Fund (a)	179
5,160,739	GMO U.S. Core Equity Fund, Class VI	71,114,990
72,781,867	GMO U.S. Flexible Equities Fund, Class VI	749,653,234

	TOTAL MUTUAL FUNDS (COST $1,801,028,273)	1,813,877,544

	PRIVATE INVESTMENT FUND — 0.0%

	Affiliated Issuers — 0.0%
175	GMO SPV I, LLC (a)	39

	TOTAL PRIVATE INVESTMENT FUND (COST $0)	39

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
34,908	State Street Eurodollar Time Deposit, 0.01%, due 09/04/12	34,908

	TOTAL SHORT-TERM INVESTMENTS (COST $34,908)	34,908

	TOTAL INVESTMENTS — 100.0% (Cost $1,801,063,181)	1,813,912,491
	Other Assets and Liabilities (net) — (0.0%)	(65,663)

	TOTAL NET ASSETS — 100.0%	$1,813,846,828

Notes to Schedule of Investments:

(a)	Underlying investment represents interests in defaulted claims. See “other matters” for additional information.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 51.

34	See accompanying notes to the financial statements.

International Equity Allocation Fund

(A Series of GMO Trust)

I nvestment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.4%
Preferred Stocks	3.2
Short-Term Investments	2.2
Investment Funds	0.5
Futures Contracts	0.2
Debt Obligations	0.1
Swap Agreements	0.0	^
Rights/Warrants	0.0	^
Forward Currency Contracts	(0.0	)^
Other	0.4

	100.0%

Country/Region Summary**	% of Investments
Emerging***	25.4%
Japan	19.8
United Kingdom	17.4
France	7.7
Germany	5.3
Switzerland	4.0
Italy	3.9
Spain	3.9
Australia	2.6
Singapore	2.0
Netherlands	1.3
Sweden	1.2
Hong Kong	1.1
Belgium	1.0
Denmark	1.0
Canada	0.5
Ireland	0.5
Finland	0.3
Norway	0.3
Austria	0.2
New Zealand	0.2
Greece	0.1
Israel	0.1
Portugal	0.1
United States	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.

***	The “Emerging” exposure is primarily comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

^	Rounds to 0.0%.

35

International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
30,442,919	GMO Emerging Markets Fund, Class VI	327,565,807
2,186,194	GMO Flexible Equities Fund, Class VI	36,487,584
12,268,905	GMO International Growth Equity Fund, Class IV	280,467,168
32,457,180	GMO International Intrinsic Value Fund, Class IV	630,318,433

	TOTAL MUTUAL FUNDS (COST $1,248,946,315)	1,274,838,992

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
27,578	State Street Eurodollar Time Deposit, 0.01%, due 09/04/12	27,578

	TOTAL SHORT-TERM INVESTMENTS (COST $27,578)	27,578

	TOTAL INVESTMENTS — 100.0% (Cost $1,248,973,893)	1,274,866,570
	Other Assets and Liabilities (net) — (0.0%)	(15,994)

	TOTAL NET ASSETS — 100.0%	$1,274,850,576

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, please refer to page 51.

36	See accompanying notes to the financial statements.

International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.0%
Short-Term Investments	2.7
Preferred Stocks	0.7
Futures Contracts	0.2
Investment Funds	0.0	^
Debt Obligations	0.0	^
Rights/Warrants	0.0	^
Swap Agreements	(0.0	)^
Forward Currency Contracts	(0.0	)^
Other	0.4

	100.0%

Country/Region Summary**	% of Investments
Japan	26.3%
United Kingdom	22.4
France	10.0
Germany	7.0
Switzerland	5.3
Italy	5.1
Spain	5.1
Australia	3.4
Singapore	2.6
Emerging***	1.8
Netherlands	1.8
Sweden	1.6
Hong Kong	1.5
Belgium	1.4
Denmark	1.4
Canada	0.7
Ireland	0.7
Norway	0.5
Finland	0.4
Austria	0.3
New Zealand	0.3
Portugal	0.2
Greece	0.1
Israel	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.

***	The “Emerging” exposure is primarily comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

^	Rounds to 0.0%.

37

International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,466,316	GMO Emerging Markets Fund, Class VI	15,777,564
2,210,677	GMO Flexible Equities Fund, Class VI	36,896,192
11,249,738	GMO International Growth Equity Fund, Class IV	257,169,022
27,881,380	GMO International Intrinsic Value Fund, Class IV	541,456,409

	TOTAL MUTUAL FUNDS (COST $874,998,028)	851,299,187

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
44,126	State Street Eurodollar Time Deposit, 0.01%, due 09/04/12	44,126

	TOTAL SHORT-TERM INVESTMENTS (COST $44,126)	44,126

	TOTAL INVESTMENTS — 100.0% (Cost $875,042,154)	851,343,313
	Other Assets and Liabilities (net) — (0.0%)	(52,368)

	TOTAL NET ASSETS — 100.0%	$851,290,945

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 51.

38	See accompanying notes to the financial statements.

Special Situations Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	87.3%
Short-Term Investments	8.5
Forward Currency Contracts	1.0
Futures Contracts	0.5
Debt Obligations	0.2
Swap Agreements	(1.3)
Other	3.8

100.0%

39

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 0.2%

	Asset-Backed Securities — 0.2%
	Residential Asset-Backed Securities (United States) ¿— 0.2%
1,454,206	Countrywide Asset-Backed Certificates, Series 06-S9, Class A2, MBIA, 5.51%, due 08/25/36	1,426,576
309,439	Countrywide Asset-Backed Certificates, Series 07-S1, Class A1A, MBIA 1 mo. LIBOR + .11%, 0.35%, due 11/25/36	307,892

	Total Residential Asset-Backed Securities (United States)	1,734,468

	Total Asset-Backed Securities	1,734,468

	TOTAL DEBT OBLIGATIONS (COST $1,704,537)	1,734,468

	MUTUAL FUNDS — 87.3%

	Affiliated Issuers — 87.3%
24,849,734	GMO U.S. Treasury Fund	621,243,338

	TOTAL MUTUAL FUNDS (COST $621,283,448)	621,243,338

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.5%

	Money Market Funds — 8.5%
60,478,408	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	60,478,408

	TOTAL SHORT-TERM INVESTMENTS (COST $60,478,408)	60,478,408

	TOTAL INVESTMENTS — 96.0% (Cost $683,466,393)	683,456,214
	Other Assets and Liabilities (net) — 4.0%	28,518,830

	TOTAL NET ASSETS — 100.0%	$711,975,044

40	See accompanying notes to the financial statements.

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/28/12	Royal Bank of Scotland PLC	KRW	179,865,270,000	$158,299,357	$3,882,058
10/19/12	Bank of America, N.A.	SGD	46,187,204	37,052,784	77,878
10/19/12	Brown Brothers Harriman & Co.	SGD	57,416,745	46,061,465	148,270
10/19/12	Deutsche Bank AG	SGD	104,131,800	83,537,707	194,263

				$324,951,313	$4,302,469

Sales #
10/19/12	Bank of America, N.A.	AUD	151,262,267	$155,637,170	$2,359,293
10/19/12	Bank of New York Mellon	AUD	3,375,022	3,472,636	57,063
10/19/12	Barclays Bank PLC	AUD	3,375,000	3,472,614	57,332
10/19/12	JPMorgan Chase Bank, N.A.	AUD	75,631,133	77,818,585	1,172,159
10/19/12	Bank of America, N.A.	CHF	12,782,051	13,398,594	(120,044)
10/19/12	Bank of New York Mellon	CHF	12,873,543	13,494,499	(123,696)
10/19/12	Brown Brothers Harriman & Co.	CHF	4,750,520	4,979,661	(60,539)
10/19/12	Royal Bank of Scotland PLC	CHF	48,188,202	50,512,562	(542,891)

				$322,786,321	$2,798,677

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date		Value	Net Unrealized Appreciation (Depreciation)
Sales
4,562			Euro STOXX 50 Futures	September 2012	$140,079,764	$623,889
1,648			MSCI Emerging Market Mini	September 2012	78,057,520	1,157,251
4,345			S&P 500 E-Mini Index	September 2012	305,257,975	(138,377)
458			TOPIX	September 2012	42,495,147	1,625,825

					$565,890,406	$3,268,588

Swap Agreements

Forward Starting Dividend Swaps

Notional Amount		Starting Date	Expiration Date		Counterparty		Fund Pays		Fund Receives		Net Unrealized Appreciation/ (Depreciation)
686,006	EUR	12/19/2014		12/18/2015		Barclays Bank PLC		25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike		25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	$70,079
2,020,000	EUR	12/18/2015		12/16/2016		Barclays Bank PLC		25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike		25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	63,123
5,436,000	EUR	12/16/2016		12/15/2017		BNP Paribas		60,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike		60,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(809,597)
2,072,500	EUR	12/15/2017		12/21/2018		Barclays Bank PLC		25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike		25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(119,934)
2,065,000	EUR	12/15/2017		12/21/2018		Barclays Bank PLC		25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike		25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(110,708)
2,062,500	EUR	12/15/2017		12/21/2018		BNP Paribas		25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike		25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(107,633)
1,007,000	EUR	12/15/2017		12/21/2018		BNP Paribas		10,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike		10,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(266,929)
2,729,225	EUR	12/21/2018		12/20/2019		BNP Paribas		30,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike		30,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(728,488)

											$(2,010,087)

								Premiums to (Pay) Receive			$—

See accompanying notes to the financial statements.	41

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty		Receive (Pay)#		Fixed Rate		Variable Rate	Net Unrealized Appreciation/ (Depreciation)
840,000,000	JPY	10/22/2020		Citibank N.A.		(Pay)		0.97%	6 Month JPY BBA LIBOR	$(299,464)
840,000,000	JPY	10/26/2020		Citibank N.A.		(Pay)		0.97%	6 Month JPY BBA LIBOR	(299,052)
840,000,000	JPY	10/26/2020		Citibank N.A.		(Pay)		0.97%	6 Month JPY BBA LIBOR	(301,060)
840,000,000	JPY	10/27/2020		Citibank N.A.		(Pay)		0.99%	6 Month JPY BBA LIBOR	(311,660)
2,130,000,000	JPY	11/1/2020		Morgan Stanley Capital Services LLC		(Pay)		1.04%	6 Month JPY BBA LIBOR	(898,576)

										$(2,109,812)

								Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty		Fund Pays		Fund Receives		Net Unrealized Appreciation/ (Depreciation)
19,673	USD	11/1/2012		Morgan Stanley & Co. International PLC		Return on Industrial and Commercial Bank of China Ltd. - Class H		1 Month Garban Intercapital Federal Funds Effective Rate	$250
461,657	USD	11/1/2012		Morgan Stanley & Co. International PLC		Return on Industrial and Commercial Bank of China Ltd. - Class H		1 Month Federal Funds Effective Rate minus .40%	5,861
1,249,155	USD	11/1/2012		Morgan Stanley & Co. International PLC		Return on Industrial and Commercial Bank of China Ltd. - Class H		1 Month Federal Funds Effective Rate minus .40%	15,859
198,474	USD	11/1/2012		Morgan Stanley & Co. International PLC		Return on Evergrande Real Estate Group Common Stock		1 Month Federal Funds Effective Rate minus 16%	20,694
169,041	USD	11/1/2012		Morgan Stanley & Co. International PLC		Return on Industrial and Commercial Bank of China Ltd. - Class H		1 Month Federal Funds Effective Rate minus .40%	2,146
5,893,433	USD	5/16/2013		Goldman Sachs International		Return on Asia Equity Basket Swap		1 Month Garban Intercapital Federal Funds Effective Rate minus .31%	117,966
32,775,416	USD	5/16/2013		Goldman Sachs International		Return on Asia Equity Basket Swap		1 Month Garban Intercapital Federal Funds Effective Rate minus .41%	916,722
108,352,012	USD	5/16/2013		Goldman Sachs International		Return on Asia Equity Basket Swap		1 Month Garban Intercapital Federal Funds Effective Rate minus 2.08%	1,601,093
4,400,000	EUR	12/18/2015		Deutsche Bank AG		Depreciation of EURO STOXX 50 December 2015 Dividend Future		Appreciation of EURO STOXX 50 December 2015 Dividend Future	(132,069)
8,880,000	EUR	12/16/2016		Morgan Stanley & Co. International PLC		Depreciation of EURO STOXX 50 December 2016 Dividend Future		Appreciation of EURO STOXX 50 December 2016 Dividend Future	(754,680)
2,585,250	EUR	12/15/2017		Deutsche Bank AG		Depreciation of EURO STOXX 50 December 2017 Dividend Future		Appreciation of EURO STOXX 50 December 2017 Dividend Future	(541,672)
9,125,000	EUR	12/15/2017		Morgan Stanley & Co. International PLC		Depreciation of EURO STOXX 50 December 2017 Dividend Future		Appreciation of EURO STOXX 50 December 2017 Dividend Future	(1,440,181)
547,500	EUR	12/21/2018		Deutsche Bank AG		Depreciation of EURO STOXX 50 December 2018 Dividend Future		Appreciation of EURO STOXX 50 December 2018 Dividend Future	(191,814)
789,000	EUR	12/21/2018		Morgan Stanley & Co. International PLC		Depreciation of EURO STOXX 50 December 2018 Dividend Future		Appreciation of EURO STOXX 50 December 2018 Dividend Future	(247,158)

42	See accompanying notes to the financial statements.

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Notional Amount		Expiration Date	Counterparty		Fund Pays		Fund Receives		Net Unrealized Appreciation/ (Depreciation)
275,860	EUR	12/21/2018		Morgan Stanley & Co. International PLC		Depreciation of EURO STOXX 50 December 2018 Dividend Future		Appreciation of EURO STOXX 50 December 2018 Dividend Future	$(88,625)
904,250	EUR	12/21/2018		Morgan Stanley & Co. International PLC		Depreciation of EURO STOXX 50 December 2018 Dividend Future		Appreciation of EURO STOXX 50 December 2018 Dividend Future	(262,943)
2,663,701	EUR	12/21/2018		Morgan Stanley & Co. International PLC		Depreciation of EURO STOXX 50 December 2018 Dividend Future		Appreciation of EURO STOXX 50 December 2018 Dividend Future	(667,516)
552,500	EUR	12/20/2019		Deutsche Bank AG		Depreciation of EURO STOXX 50 December 2019 Dividend Future		Appreciation of EURO STOXX 50 December 2019 Dividend Future	(198,732)
3,037,500	EUR	12/20/2019		Deutsche Bank AG		Depreciation of EURO STOXX 50 December 2019 Dividend Future		Appreciation of EURO STOXX 50 December 2019 Dividend Future	(843,355)
2,937,000	EUR	12/20/2019		Deutsche Bank AG		Depreciation of EURO STOXX 50 December 2019 Dividend Future		Appreciation of EURO STOXX 50 December 2019 Dividend Future	(716,946)
5,587,500	EUR	12/20/2019		Deutsche Bank AG		Depreciation of EURO STOXX 50 December 2019 Dividend Future		Appreciation of EURO STOXX 50 December 2019 Dividend Future	(1,073,532)
881,250	EUR	12/20/2019		Morgan Stanley & Co. International PLC		Depreciation of EURO STOXX 50 December 2019 Dividend Future		Appreciation of EURO STOXX 50 December 2019 Dividend Future	(364,133)

									$(4,842,765)

						Premiums to (Pay) Receive			$—

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 51.

See accompanying notes to the financial statements.	43

Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	84.6%
Debt Obligations	8.4
Short-Term Investments	6.4
Preferred Stocks	0.5
Futures Contracts	0.1
Investment Funds	0.1
Loan Participations	0.0 ^
Options Purchased	0.0 ^
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Written Options	0.0 ^
Forward Currency Contracts	(0.1)
Swap Agreements	(0.1)
Reverse Repurchase Agreements	(0.1)
Other	0.2

100.0%

Country/Region Summary**	% of Investments
United States	45.2%
Japan	14.3
United Kingdom	11.7
France	5.4
Emerging***	3.9
Switzerland	3.5
Germany	3.0
Italy	2.4
Spain	2.4
Australia	1.6
Singapore	1.2
Netherlands	1.1
Belgium	0.6
Hong Kong	0.6
New Zealand	0.6
Sweden	0.6
Denmark	0.5
Canada	0.3
Ireland	0.3
Finland	0.2
Norway	0.2
Austria	0.1
Greece	0.1
Israel	0.1
Portugal	0.1

100.0%

^	Rounds to 0.00%.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.

***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Malaysia, Mexico, Pakistan, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine and Venezuela.

44

Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%
1,865,533	GMO Alpha Only Fund, Class IV	45,929,417
12,463,457	GMO Currency Hedged International Equity Fund, Class III	275,816,294
2,032,392	GMO Debt Opportunities Fund, Class VI	53,695,809
685,664	GMO Domestic Bond Fund, Class VI	13,624,145
1,419,684	GMO Emerging Country Debt Fund, Class IV	14,296,214
5,398,151	GMO Emerging Markets Fund, Class VI	58,084,101
4,570,502	GMO Flexible Equities Fund, Class VI	76,281,678
5,566,520	GMO International Growth Equity Fund, Class IV	127,250,655
20,339,280	GMO International Intrinsic Value Fund, Class IV	394,988,823
1,888,372	GMO Special Situations Fund, Class VI	50,816,092
6,663,737	GMO Strategic Fixed Income Fund, Class VI	110,951,226
2,541,565	GMO U.S. Core Equity Fund, Class VI	35,022,764
77,516,815	GMO U.S. Flexible Equities Fund, Class VI	798,423,193

	TOTAL MUTUAL FUNDS (COST $1,987,636,744)	2,055,180,411

	DEBT OBLIGATIONS — 0.5%

	Asset-Backed Securities — 0.5%
	Business Loans — 0.1%
723,796	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.63%, due 01/25/36	510,276
587,709	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.54%, due 05/28/39	182,778
249,889	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.53%, due 05/15/32	221,277
519,316	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.49%, due 09/25/30	428,976

	Total Business Loans	1,343,307

	CMBS — 0.1%
600,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.37%, due 12/15/20	547,500
68,082	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	68,082
600,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	598,500
251,209	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.80%, due 05/12/39	256,911

Par Value ($)	Description	Value ($)
	CMBS — continued
199,582	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.33%, due 09/15/21	193,096

	Total CMBS	1,664,089

	Corporate Collateralized Debt Obligations — 0.1%
1,100,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.76%, due 06/20/13	1,095,380

	Credit Cards — 0.0%
262,500	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.49%, due 09/15/17	262,718

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.0%
82,092	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.46%, due 11/25/35	66,495

	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
355,716	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.39%, due 06/15/37	227,658

	Insured Time Share — 0.0%
127,079	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.24%, due 09/20/19	126,422

	Residential Asset-Backed Securities (United States) ¿ — 0.2%
402,778	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.34%, due 06/25/36	66,458
249,740	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.31%, due 11/25/36	82,414
183,562	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.43%, due 03/25/36	66,082
147,493	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.35%, due 09/25/36	49,410
160,611	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.46%, due 05/25/37	123,253
1,200,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.44%, due 02/25/37	868,320
11,527	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.78%, due 04/25/33	9,928

See accompanying notes to the financial statements.	45

Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
1,429,578	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.38%, due 02/25/37	1,176,114
956,034	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.36%, due 12/25/36	355,358
285,334	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.39%, due 03/25/36	170,487
177,207	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.34%, due 04/25/37	138,222

	Total Residential Asset-Backed Securities (United States)	3,106,046

	Residential Mortgage-Backed Securities (Australian) — 0.0%
97,785	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.87%, due 12/08/36	89,503
72,747	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.75%, due 03/09/36	71,088
227,543	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.48%, due 05/21/38	223,828

	Total Residential Mortgage-Backed Securities (Australian)	384,419

	Residential Mortgage-Backed Securities (European) — 0.0%
370,065	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.66%, due 01/13/39	355,263
456,000	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.85%, due 05/15/34	383,952

	Total Residential Mortgage-Backed Securities (European)	739,215

	Student Loans — 0.0%
600,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.55%, due 12/23/19	598,560

	Total Asset-Backed Securities	9,614,309

	Corporate Debt — 0.0%
147,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	150,140

	TOTAL DEBT OBLIGATIONS (COST $9,520,901)	9,764,449

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
29,941	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	29,941

	TOTAL SHORT-TERM INVESTMENTS (COST $29,941)	29,941

	TOTAL INVESTMENTS — 100.0% (Cost $1,997,187,586)	2,064,974,801
	Other Assets and Liabilities (net) — (0.0%)	(104,739)

	TOTAL NET ASSETS — 100.0%	$2,064,870,062

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 51.

46	See accompanying notes to the financial statements.

U.S. Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	98.3%
Short-Term Investments	1.6
Swap Agreements	0.0 ^
Other	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

^	Rounds to 0.0%.

47

U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
2,658,770	GMO U.S. Core Equity Fund, Class VI	36,637,852
3,764,569	GMO U.S. Flexible Equities Fund, Class VI	38,775,062
197,159	GMO U.S. Small/Mid Cap Fund, Class III	1,697,542

	TOTAL MUTUAL FUNDS (COST $64,040,929)	77,110,456

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
17,567	State Street Eurodollar Time Deposit, 0.01%, due 09/04/12	17,567

	TOTAL SHORT-TERM INVESTMENTS (COST $17,567)	17,567

	TOTAL INVESTMENTS — 100.0% (Cost $64,058,496)	77,128,023
	Other Assets and Liabilities (net) — (0.0%)	(17,273)

	TOTAL NET ASSETS — 100.0%	$77,110,750

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 51.

48	See accompanying notes to the financial statements.

World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	97.0%
Short-Term Investments	2.4
Preferred Stocks	0.4
Futures Contracts	0.1
Investment Funds	0.0	^
Debt Obligations	0.0	^
Swap Agreements	0.0	^
Rights/Warrants	0.0	^
Forward Currency Contracts	(0.1)
Other	0.2

	100.0%

Country/Region Summary**	% of Investments
United States	45.7%
Japan	13.6
United Kingdom	12.5
France	5.8
Switzerland	4.1
Germany	3.1
Italy	2.6
Spain	2.5
Emerging***	2.0
Australia	1.6
Netherlands	1.2
Singapore	1.2
Belgium	0.7
Sweden	0.7
Hong Kong	0.6
Denmark	0.5
Canada	0.3
Ireland	0.3
Finland	0.2
New Zealand	0.2
Norway	0.2
Austria	0.1
Greece	0.1
Israel	0.1
Portugal	0.1

100.0%

*	The table above shows indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is primarily comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

^	Rounds to 0.0%.

49

World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
6,278,576	GMO Currency Hedged International Equity Fund, Class III	138,944,890
2,780,163	GMO Emerging Markets Fund, Class VI	29,914,549
2,305,179	GMO Flexible Equities Fund, Class VI	38,473,445
5,064,272	GMO International Growth Equity Fund, Class IV	115,769,255
19,887,977	GMO International Intrinsic Value Fund, Class IV	386,224,522
6,555,029	GMO U.S. Core Equity Fund, Class VI	90,328,299
67,903,182	GMO U.S. Flexible Equities Fund, Class VI	699,402,775

	TOTAL MUTUAL FUNDS (COST $1,429,169,760)	1,499,057,735

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
32,699	State Street Eurodollar Time Deposit, 0.01%, due 09/04/12	32,699

	TOTAL SHORT-TERM INVESTMENTS (COST $32,699)	32,699

	TOTAL INVESTMENTS — 100.0% (Cost $1,429,202,459)	1,499,090,434
	Other Assets and Liabilities (net) — (0.0%)	(59,457)

	TOTAL NET ASSETS — 100.0%	$1,499,030,977

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of investments as well as the derivative tables, please refer to page 51.

50	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBA - British Banks Association

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security.

ETF - Exchange-Traded Fund

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MSCI - Morgan Stanley Capital International

MTN - Medium Term Note

NVDR - Non-Voting Depository Receipt

RBOB - Reformulated Blendstock for Oxygenate Blending.

REIT - Real Estate Investment Trust

RMBS - Residential Mortgage Backed Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2012, which are subject to change based on the terms of the security.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - South Korean Won

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

In the tables showing Forward Currency Contracts and Futures Contracts, Value represents the notional amount of each position in U.S. Dollars.

See accompanying notes to the financial statements.	51

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited)

	Alpha Only Fund	Consolidated Alternative Asset Opportunity Fund	Consolidated Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$2,489,674,037	$197,788,242	$813,345,131	$3,619,924,840	$3,904,715,559
Investments in unaffiliated issuers, at value (Note 2)(b)	127,088,759	149,278,818	930,536,043	32,363	24,730,175
Foreign currency, at value (Note 2)(c)	—	—	13,752,448	—	—
Receivable for investments sold	—	—	532,514	142,224	34,915,826
Receivable for Fund shares sold	10,000,000	5,000,000	54,558,319	54,190	—
Dividends and interest receivable	—	27,661	2,090,102	—	20,718
Foreign taxes receivable	—	—	154,448	—	—
Unrealized appreciation on open forward currency contracts (Note 4)	793,533	358,673	1,945,310	—	—
Receivable for foreign currency sold	—	—	4,628	—	—
Due from broker on open futures contracts (Note 2)	93,671,968	1,088,102	1,635,050	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	—	—	—
Receivable for open swap agreements (Note 4)	1,936,592	—	217,220	—	—
Receivable for collateral on open swap agreements (Note 4)	3,549,000	—	345,000	—	—
Receivable for collateral on closed swap agreements	—	826,000	—	—	—
Receivable for expenses reimbursed by Manager (Note 5)	990,174	56,735	551,678	15,190	22,816
Miscellaneous receivable	11,483	—	353,814	185	34,774

Total assets	2,727,715,546	354,424,231	1,820,021,705	3,620,168,992	3,964,439,868

Liabilities:
Payable for investments purchased	25,011,199	16,150	76,910,108	—	—
Payable for Fund shares repurchased	—	—	—	196,599	34,773,464
Payable to affiliate for (Note 5):
Management fee	1,109,333	183,896	817,200	—	—
Shareholder service fee – Class III	223,277	39,405	39,977	—	—
Supplemental support fee – Class MF	—	—	99,072	—	—
Payable for variation margin on open futures contracts (Note 4)	5,628,838	291,608	5,225	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	4,601,019	2,513,654	3,567,114	—	—
Payable for open swap agreements (Note 4)	1,230,753	—	—	—	—
Agents unaffiliated with the Manager	341	—	62	527	558
Accrued expenses	277,160	103,027	238,084	128,838	169,352

Total liabilities	38,081,920	3,147,740	81,676,842	325,964	34,943,374

Net assets	$2,689,633,626	$351,276,491	$1,738,344,863	$3,619,843,028	$3,929,496,494

(a) Cost of investments – affiliated issuers:	$2,449,978,573	$198,586,602	$817,854,584	$3,547,858,731	$3,833,661,339
(b) Cost of investments – unaffiliated issuers:	$131,203,955	$149,331,235	$905,015,750	$32,363	$24,668,779
(c) Cost of foreign currency:	$—	$—	$13,689,258	$—	$—

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Alpha Only Fund	Consolidated Alternative Asset Opportunity Fund	Consolidated Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:
Paid-in capital	$3,698,724,361		$1,774,155,100	$3,478,768,358	$4,118,449,566
Accumulated undistributed net investment income	53,697,197		6,379,051	28,292,514	35,052,481
Accumulated net realized gain (loss)	(999,346,226)		(62,255,309)	40,716,047	(295,121,169)
Net unrealized appreciation (depreciation)	(63,441,706)		20,066,021	72,066,109	71,115,616

	$2,689,633,626		$1,738,344,863	$3,619,843,028	$3,929,496,494

Net assets attributable to:
Class III shares	$33,158,822	$351,276,491	$431,068,786	$3,619,843,028	$3,929,496,494

Class IV shares	$2,656,474,804	$—	$—	$—	$—

Class MF shares	$—	$—	$1,307,276,077	$—	$—

Shares outstanding:
Class III	1,347,854	11,641,043	17,706,798	173,216,123	372,587,206

Class IV	107,917,186	—	—	—	—

Class MF	—	—	53,706,958	—	—

Net asset value per share:
Class III	$24.60	$30.18	$24.34	$20.90	$10.55

Class IV	$24.62	$—	$—	$—	$—

Class MF	$—	$—	$24.34	$—	$—

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Global Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,813,877,583	$1,274,838,992	$851,299,187	$621,243,338	$2,055,180,411
Investments in unaffiliated issuers, at value (Note 2)(b)	34,908	27,578	44,126	62,212,876	9,794,390
Receivable for investments sold	—	4,336,631	—	50,000,000	50,198,486
Receivable for Fund shares sold	1,603,209	—	69,513	—	6,076,862
Dividends and interest receivable	—	—	—	81,533	6,402
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	—	7,948,316	—
Due from broker on open futures contracts (Note 2)	—	—	—	40,572,985	—
Receivable for open swap contracts (Note 4)	—	—	—	2,813,793	—
Receivable for expenses reimbursed by Manager (Note 5)	12,245	10,695	8,866	19,561	16,740
Miscellaneous receivable	1,678	9,004	—	—	—

Total assets	1,815,529,623	1,279,222,900	851,421,692	784,892,402	2,121,273,291

Liabilities:
Foreign currency due to custodian	—	—	—	4	—
Payable for investments purchased	1,398,019	—	68,732	74,836	—
Payable for Fund shares repurchased	206,868	4,287,402	781	56,470,353	56,275,347
Payable for closed swap contracts	—	—	—	179,567	—
Payable to affiliate for (Note 5):	—	—	—	—	—
Management fee	—	—	—	239,772	—
Shareholder service fee	—	—	—	39,840	—
Payable for variation margin on open futures contracts (Note 4)	—	—	—	3,044,189	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	—	847,170	—
Interest payable for open swap contracts	—	—	—	156,551	—
Payable for open swap contracts (Note 4)	—	—	—	11,776,457	—
Agents unaffiliated with the Manager	248	186	124	124	310
Accrued expenses	77,660	84,736	61,110	88,495	127,572

Total liabilities	1,682,795	4,372,324	130,747	72,917,358	56,403,229

Net assets	$1,813,846,828	$1,274,850,576	$851,290,945	$711,975,044	$2,064,870,062

(a) Cost of investments – affiliated issuers:	$1,801,028,273	$1,248,946,315	$874,998,028	$621,283,448	$1,987,636,744
(b) Cost of investments – unaffiliated issuers:	$34,908	$27,578	$44,126	$62,182,945	$9,550,842

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	Global Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund
Net assets consist of:
Paid-in capital	$1,736,616,973	$1,381,877,219	$1,144,989,752		$1,911,615,809
Accumulated undistributed net investment income	14,467,634	13,602,640	11,104,034		22,623,445
Accumulated net realized gain (loss)	49,912,911	(146,521,960)	(281,104,000)		62,843,593
Net unrealized appreciation (depreciation)	12,849,310	25,892,677	(23,698,841)		67,787,215

	$1,813,846,828	$1,274,850,576	$851,290,945		$2,064,870,062

Net assets attributable to:
Class III shares	$1,813,846,828	$1,274,850,576	$851,290,945	$46,353,267	$2,064,870,062

Class VI shares	$—	$—	$—	$665,621,777	$—

Shares outstanding:
Class III	214,383,194	133,033,160	62,372,670	1,731,161	94,960,650

Class VI	—	—	—	24,730,736	—

Net asset value per share:
Class III	$8.46	$9.58	$13.65	$26.78	$21.74

Class VI	$—	$—	$—	$26.91	$—

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2012 (Unaudited) — (Continued)

	U.S. Equity Allocation Fund	World Opportunities Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$77,110,456	$1,499,057,735
Investments in unaffiliated issuers, at value (Note 2)(b)	17,567	32,699
Receivable for expenses reimbursed by Manager (Note 5)	3,875	10,106

Total assets	77,131,898	1,499,100,540

Liabilities:
Agents unaffiliated with the Manager	—	186
Accrued expenses	21,148	69,377

Total liabilities	21,148	69,563

Net assets	$77,110,750	$1,499,030,977

Net assets consist of:
Paid-in capital	$68,941,795	$1,579,994,381
Accumulated undistributed net investment income	584,944	14,503,677
Accumulated net realized loss	(5,485,516)	(165,355,056)
Net unrealized appreciation	13,069,527	69,887,975

	$77,110,750	$1,499,030,977

Net assets attributable to:
Class III shares	$77,110,750	$1,499,030,977

Shares outstanding:
Class III	2,604,713	75,038,667

Net asset value per share:
Class III	$29.60	$19.98

(a) Cost of investments – affiliated issuers:	$64,040,929	$1,429,169,760
(b) Cost of investments – unaffiliated issuers:	$17,567	$32,699

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited)

	Alpha Only Fund	Consolidated Alternative Asset Opportunity Fund	Consolidated Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$55,357,439	$76,548	$2,253,086	$28,500,894	$34,182,282
Dividends from unaffiliated issuers	—	245	6,368,716 (a)	—	—
Interest	13,489	134,634	21,898	2	1,556,422

Total investment income	55,370,928	211,427	8,643,700	28,500,896	35,738,704

Expenses:
Management fee (Note 5)	6,165,166	755,708	2,675,910	—	—
Shareholder service fee	—	161,937	—	—	—
Shareholder service fee – Class III (Note 5)	27,867	—	167,266	—	—
Shareholder service fee – Class IV (Note 5)	1,214,455	—	—	—	—
Supplemental support fee – Class MF	—	—	300,168	—	—
Audit and tax fees	36,602	44,528	88,573	13,984	38,640
Custodian and fund accounting agent fees	121,532	61,957	417,651	26,404	33,304
Legal fees	36,432	2,034	66,988	64,176	49,588
Registration fees	3,588	—	5,469	828	3,680
Transfer agent fees	21,436	—	—	—	—
Trustees fees and related expenses (Note 5)	16,100	8,383	4,960	23,552	25,208
Miscellaneous	16,760	12,955	35,323	19,078	24,812

Total expenses	7,659,938	1,047,502	3,762,308	148,022	175,232
Fees and expenses reimbursed by Manager (Note 5)	(222,096)	(236,939)	(607,443)	(117,737)	(143,000)
Expense reductions (Note 2)	(6)	(30)	(215)	(323)	(570)
Indirectly incurred fees waived or borne by Manager (Note 5)	(4,435,007)	—	(887,610)	—	—
Shareholder service fee waived (Note 5)	(781,263)	—	(45,598)	—	—
Supplemental support fee waived – Class MF	—	—	(125,731)	—	—

Net expenses	2,221,566	810,533	2,095,711	29,962	31,662

Net investment income (loss)	53,149,362	(599,106)	6,547,989	28,470,934	35,707,042

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(184,855)	23,400	(5,650,198)	—	722,339
Investments in affiliated issuers	62,328,942	(2,289)	(2,589,538)	21,583,236	183,070,619
Realized gains distributions from affiliated issuers (Note 10)	—	—	491,734	42,679,300	45,016,212
Futures contracts	(37,111,065)	587,184	753,947	—	—
Swap agreements	76,173,647	—	(5,101)	—	—
Foreign currency, forward contracts and foreign currency related transactions	5,905,806	(1,080,686)	(1,062,859)	—	—

Net realized gain (loss)	107,112,475	(472,391)	(8,062,015)	64,262,536	228,809,170

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,765,435)	(42,809)	25,939,110	—	(199,394)
Investments in affiliated issuers	(63,494,869)	256,922	2,142,722	(26,558,505)	(211,927,471)
Futures contracts	8,625,791	1,949,443	440,887	—	—
Swap agreements	(42,479,657)	—	217,220	—	—
Foreign currency, forward contracts and foreign currency related transactions	(3,550,644)	(1,586,202)	(1,602,926)	—	—

Net unrealized gain (loss)	(105,664,814)	577,354	27,137,013	(26,558,505)	(212,126,865)

Net realized and unrealized gain (loss)	1,447,661	104,963	19,074,998	37,704,031	16,682,305

Net increase (decrease) in net assets resulting from operations	$54,597,023	$(494,143)	$25,622,987	$66,174,965	$52,389,347

(a) Net of withholding tax.	$—	$—	$400,905	$—	$—

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited) — (Continued)

	Global Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$14,486,466	$13,778,491	$11,112,785	$358,187	$23,130,376
Interest	2	3	1	121,968	561,764

Total investment income	14,486,468	13,778,494	11,112,786	480,155	23,692,140

Expenses:
Management fee (Note 5)	—	—	—	1,479,529	—
Shareholder service fee – Class III (Note 5)	—	—	—	38,570	—
Shareholder service fee – Class VI (Note 5)	—	—	—	205,788	—
Audit and tax fees	11,316	11,316	11,316	43,148	38,640
Custodian, fund accounting agent and transfer agent fees	29,716	27,324	26,312	62,744	26,772
Legal fees	22,816	16,468	10,396	12,788	27,232
Registration fees	2,392	2,668	828	—	1,288
Trustees fees and related expenses (Note 5)	11,592	8,464	5,244	5,428	13,800
Miscellaneous	12,721	10,304	7,876	7,354	15,202

Total expenses	90,553	76,544	61,972	1,855,349	122,934
Fees and expenses reimbursed by Manager (Note 5)	(75,821)	(65,780)	(55,182)	(122,495)	(105,213)
Expense reductions (Note 2)	(162)	(90)	(103)	(15)	(151)

Net expenses	14,570	10,674	6,687	1,732,839	17,570

Net investment income (loss)	14,471,898	13,767,820	11,106,099	(1,252,684)	23,674,570

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	—	—	—	376,406
Investments in affiliated issuers	95,506,481	17,590,977	(5,811,528)	(56,000)	153,389,917
Realized gains distributions from affiliated issuers (Note 10)	32,394,620	—	—	—	34,458,957
Swap agreements	—	—	—	5,897,297	—
Foreign currency, forward contracts and foreign currency related transactions	—	—	—	8,337,054	—

Net realized gain (loss)	127,901,101	17,590,977	(5,811,528)	14,178,351	188,225,280

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	—	—	17,678	(231,467)
Investments in affiliated issuers	(132,642,279)	(82,475,296)	(18,401,106)	56,000	(164,365,049)
Futures contracts	—	—	—	3,268,588	—
Swap agreements	—	—	—	(7,565,382)	—
Foreign currency, forward contracts and foreign currency related transactions	—	—	—	1,076,523	—

Net unrealized gain (loss)	(132,642,279)	(82,475,296)	(18,401,106)	(3,146,593)	(164,596,516)

Net realized and unrealized gain (loss)	(4,741,178)	(64,884,319)	(24,212,634)	11,031,758	23,628,764

Net increase (decrease) in net assets resulting from operations	$9,730,720	$(51,116,499)	$(13,106,535)	$9,779,074	$47,303,334

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2012 (Unaudited) — (Continued)

	U.S. Equity Allocation Fund	World Opportunities Equity Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$592,383	$14,517,287
Interest	954	1

Total investment income	593,337	14,517,288

Expenses:
Audit and tax fees	10,488	11,316
Custodian, fund accounting agent and transfer agent fees	6,164	26,496
Legal fees	920	16,100
Registration fees	2,392	1,104
Trustees fees and related expenses (Note 5)	460	8,096
Miscellaneous	3,418	10,328

Total expenses	23,842	73,440
Fees and expenses reimbursed by Manager (Note 5)	(23,329)	(62,986)
Expense reductions (Note 2)	—	(78)

Net expenses	513	10,376

Net investment income (loss)	592,824	14,506,912

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	7,022,490	88,732,361
Realized gains distributions from affiliated issuers (Note 10)	1,588,381	29,189,232

Net realized gain (loss)	8,610,871	117,921,593

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(4,871,162)	(94,569,298)

Net realized and unrealized gain (loss)	3,739,709	23,352,295

Net increase (decrease) in net assets resulting from operations	$4,332,533	$37,859,207

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Changes in Net Assets

	Alpha Only Fund		Consolidated Alternative Asset Opportunity Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$53,149,362	$43,904,208	$(599,106)	$(4,553)
Net realized gain (loss)	107,112,475	152,388,145	(472,391)	(925,436)
Change in net unrealized appreciation (depreciation)	(105,664,814)	(86,153,296)	577,354	(695,085)

Net increase (decrease) in net assets from operations	54,597,023	110,139,057	(494,143)	(1,625,074)

Distributions to shareholders from:
Net investment income
Class III	(99,177)	(522,891)	—	—
Class IV	(7,431,374)	(29,484,544)	—	—

Total distributions from net investment income	(7,530,551)	(30,007,435)	—	—

Net share transactions (Note 9):
Core shares	—	—	307,450,492	20,399,401
Class III	(5,327,384)	(23,525,041)	—	—
Class IV	524,142,002	77,052,861	—	—

Increase (decrease) in net assets resulting from net share transactions	518,814,618	53,527,820	307,450,492	20,399,401

Total increase (decrease) in net assets	565,881,090	133,659,442	306,956,349	18,744,327

Net assets:
Beginning of period	2,123,752,536	1,990,093,094	44,320,142	25,545,815

End of period	$2,689,633,626	$2,123,752,536	$351,276,491	$44,320,142

Accumulated undistributed net investment income	$53,697,197	$8,078,386

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Benchmark-Free Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund
	Six Months Ended August 31, 2012 (Unaudited)*	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Period from June 15, 2011 (commencement of operations) through February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,547,989	$12,950,010	$28,470,934	$57,382,392
Net realized gain (loss)	(8,062,015)	181,094,282	64,262,536	36,776,896
Change in net unrealized appreciation (depreciation)	27,137,013	(133,863,860)	(26,558,505)	98,624,614

Net increase (decrease) in net assets from operations	25,622,987	60,180,432	66,174,965	192,783,902

Distributions to shareholders from:
Net investment income
Class III	(489,491)	(25,942,914)	(13,604,844)	(64,509,645)
Class MF	(1,816,296)	—	—	—

Total distributions from net investment income	(2,305,787)	(25,942,914)	(13,604,844)	(64,509,645)

Net realized gains
Class III	—	—	(26,730,524)	(13,039,184)

Net share transactions (Note 9):
Class III	313,575,489	(3,090,493,977)	78,597,707	3,399,976,162
Class MF	1,285,362,854	—	—	—

Increase (decrease) in net assets resulting from net share transactions	1,598,938,343	(3,090,493,977)	78,597,707	3,399,976,162

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	503,712	134,891	84,343	110,146
Class MF	1,133,919	—	—	—

Increase in net assets resulting from purchase premiums and redemption fees	1,637,631	134,891	84,343	110,146

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	1,600,575,974	(3,090,359,086)	78,682,050	3,400,086,308

Total increase (decrease) in net assets	1,623,893,174	(3,056,121,568)	104,521,647	3,515,321,381

Net assets:
Beginning of period	114,451,689	3,170,573,257	3,515,321,381	—

End of period	$1,738,344,863	$114,451,689	$3,619,843,028	$3,515,321,381

Accumulated undistributed net investment income	$6,379,051	$2,136,849	$28,292,514	$13,426,424

*	Implementation Fund commenced operations on March 1, 2012.

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Asset Allocation Fund		Global Equity Allocation Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$35,707,042	$80,748,314	$14,471,898	$34,167,871
Net realized gain (loss)	228,809,170	156,516,012	127,901,101	113,076,508
Change in net unrealized appreciation (depreciation)	(212,126,865)	(84,303,521)	(132,642,279)	(105,326,583)

Net increase (decrease) in net assets from operations	52,389,347	152,960,805	9,730,720	41,917,796

Distributions to shareholders from:
Net investment income
Class III	—	(89,010,372)	—	(36,689,508)

Net realized gains
Class III	—	—	(15,301,022)	(18,112,957)

Net share transactions (Note 9):
Class III	263,662,033	90,098,897	182,189,671	163,569,116

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	705,212	987,337	352,464	478,295

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	264,367,245	91,086,234	182,542,135	164,047,411

Total increase (decrease) in net assets	316,756,592	155,036,667	176,971,833	151,162,742

Net assets:
Beginning of period	3,612,739,902	3,457,703,235	1,636,874,995	1,485,712,253

End of period	$3,929,496,494	$3,612,739,902	$1,813,846,828	$1,636,874,995

Accumulated undistributed net investment income	$35,052,481	$—	$14,467,634	$—

Distributions in excess of net investment income	$—	$(654,561)	$—	$(4,264)

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		International Opportunities Equity Allocation Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$13,767,820	$26,515,344	$11,106,099	$19,874,244
Net realized gain (loss)	17,590,977	(25,787,665)	(5,811,528)	(94,595,471)
Change in net unrealized appreciation (depreciation)	(82,475,296)	(43,756,270)	(18,401,106)	19,445,653

Net increase (decrease) in net assets from operations	(51,116,499)	(43,028,591)	(13,106,535)	(55,275,574)

Distributions to shareholders from:
Net investment income
Class III	(1,610,058)	(26,968,201)	—	(19,881,308)

Net share transactions (Note 9):
Class III	159,748,180	(41,414,170)	54,059,564	89,468,529

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	836,174	852,829	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	160,584,354	(40,561,341)	54,059,564	89,468,529

Total increase (decrease) in net assets	107,857,797	(110,558,133)	40,953,029	14,311,647

Net assets:
Beginning of period	1,166,992,779	1,277,550,912	810,337,916	796,026,269

End of period	$1,274,850,576	$1,166,992,779	$851,290,945	$810,337,916

Accumulated undistributed net investment income	$13,602,640	$1,444,878	$11,104,034	$—

Distributions in excess of net investment income	$—	$—	$—	$(2,065)

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Special Situations Fund		Strategic Opportunities Allocation Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,252,684)	$(1,957,493)	$23,674,570	$43,016,766
Net realized gain (loss)	14,178,351	(16,726,821)	188,225,280	79,930,488
Change in net unrealized appreciation (depreciation)	(3,146,593)	(9,779,544)	(164,596,516)	(29,496,935)

Net increase (decrease) in net assets from operations	9,779,074	(28,463,858)	47,303,334	93,450,319

Distributions to shareholders from:
Net investment income
Class III	—	—	—	(47,504,568)

Net share transactions (Note 9):
Class III	6,816,087	17,028,292	(4,988,256)	224,441,443
Class VI	(51,508,864)	19,341,128	—	—

Increase (decrease) in net assets resulting from net share transactions	(44,692,777)	36,369,420	(4,988,256)	224,441,443

Total increase (decrease) in net assets	(34,913,703)	7,905,562	42,315,078	270,387,194

Net assets:
Beginning of period	746,888,747	738,983,185	2,022,554,984	1,752,167,790

End of period	$711,975,044	$746,888,747	$2,064,870,062	$2,022,554,984

Accumulated undistributed net investment income			$22,623,445	$—

Distributions in excess of net investment income			$—	$(1,051,125)

64	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Allocation Fund		World Opportunities Equity Allocation Fund
	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$592,824	$1,479,708	$14,506,912	$25,057,606
Net realized gain (loss)	8,610,871	3,616,514	117,921,593	(89,706,794)
Change in net unrealized appreciation (depreciation)	(4,871,162)	3,399,320	(94,569,298)	100,083,265

Net increase (decrease) in net assets from operations	4,332,533	8,495,542	37,859,207	35,434,077

Distributions to shareholders from:
Net investment income
Class III	(301,627)	(2,200,232)	—	(25,283,398)

Net share transactions (Note 9):
Class III	7,867,114	(37,005,726)	226,029,158	9,949,200

Total increase (decrease) in net assets	11,898,020	(30,710,416)	263,888,365	20,099,879

Net assets:
Beginning of period	65,212,730	95,923,146	1,235,142,612	1,215,042,733

End of period	$77,110,750	$65,212,730	$1,499,030,977	$1,235,142,612

Accumulated undistributed net investment income	$584,944	$293,747	$14,503,677	$—

Distributions in excess of net investment income	$—	$—	$—	$(3,235)

See accompanying notes to the financial statements.	65

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALPHA ONLY FUND

	Class III Shares							Class IV Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,					Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012	2011(a)	2010(a)	2009(a)	2008(a)			2012	2011(a)	2010(a)	2009(a)	2008(a)
Net asset value, beginning of period	$24.13		$23.49	$24.55	$28.85	$55.55	$52.10	$24.14		$23.50	$24.55	$28.85	$55.55	$52.05

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.49		0.46	0.30	0.55	1.15	1.05	0.53		0.47	0.31	0.55	1.20	1.05
Net realized and unrealized gain (loss)	0.05		0.52	(1.36)	(3.35)	4.65	3.50	0.03		0.52	(1.36)	(3.35)	4.60	3.55

Total from investment operations	0.54		0.98	(1.06)	(2.80)	5.80	4.55	0.56		0.99	(1.05)	(2.80)	5.80	4.60

Less distributions to shareholders:
From net investment income	(0.07)		(0.34)	—	(1.50)	(22.05)	(1.10)	(0.08)		(0.35)	—	(1.50)	(22.05)	(1.10)
From net realized gains	—		—	—	—	(10.45)	—	—		—	—	—	(10.45)	—

Total distributions	(0.07)		(0.34)	—	(1.50)	(32.50)	(1.10)	(0.08)		(0.35)	—	(1.50)	(32.50)	(1.10)

Net asset value, end of period	$24.60		$24.13	$23.49	$24.55	$28.85	$55.55	$24.62		$24.14	$23.50	$24.55	$28.85	$55.55

Total Return(c)	2.25	%**	4.13%	(4.32)%	(10.30)%	11.92%	8.74%	2.31	%**	4.19%	(4.28)%	(10.30)%	12.00%	8.90%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,159		$37,752	$59,746	$71,481	$121,711	$176,067	$2,656,475		$2,086,001	$1,930,347	$1,648,282	$1,854,153	$2,557,970
Net expenses to average daily net assets(d)(e)	0.23	%*	0.24%	0.23%	0.24%	0.23%	0.16%	0.18	%*	0.19%	0.18%	0.18%	0.18%	0.11%
Net investment income (loss) to average daily net assets(b)	4.01	%*	1.89%	1.26%	2.16%	2.37%	1.91%	4.32	%*	1.91%	1.27%	2.11%	2.52%	1.96%
Portfolio turnover rate	75	%**	125%	89%	114%	87%	44%	75	%**	125%	89%	114%	87%	44%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(f)	0.44	%*	0.44%	0.46%	0.45%	0.44%	0.51%	0.44	%*	0.43%	0.46%	0.46%	0.44%	0.51%
Redemption fees consisted of the following per share amounts:†	—		—	—	—	$0.00 (g)	$0.01	—		—	—	—	$0.00 (g)	$0.01

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

66	See accompanying notes to the financial statements.

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

ALTERNATIVE ASSET OPPORTUNITY FUND

	Core Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011	2010	2009		2008
Net asset value, beginning of period	$30.05		$32.55		$27.24	$21.94	$33.11		$28.54

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.09)		0.00		0.11	0.46	0.93		0.69
Net realized and unrealized gain (loss)	0.22		(2.50)		5.20	4.84	(12.10)		3.88 (b)

Total from investment operations	0.13		(2.50)		5.31	5.30	(11.17)		4.57

Net asset value, end of period	$30.18		$30.05		$32.55	$27.24	$21.94		$33.11

Total Return(c)	0.43	%**	(7.68)%		19.49%	24.16%	(33.74)%		16.01%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$351,276		$44,320		$25,546	$23,100	$22,389		$33,972
Net expenses to average daily net assets(d)	0.75	%(e)*	0.69	%(e)	0.60%	0.60%	0.60	%(e)	0.60%
Net investment income to average daily net assets(a)	(0.55	)%*	(0.01)%		0.38%	1.85%	3.24%		2.41%
Portfolio turnover rate	8	%**	48%		60%	73%	89%		24%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.28	%*	1.64%		1.15%	1.06%	0.73%		0.21%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—	$0.03	$0.00	(f)	—
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	Total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown. Calculation excludes redemption fees which are borne by the shareholder, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares											Class MF Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,									Period Ended August 31, 2012(a) (Unaudited)
			2012	2011		2010		2009		2008
Net asset value, beginning of period	$24.03		$22.72	$21.49		$17.51		$25.30		$26.92		$24.10

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.16		0.21	0.36		0.64		3.21		1.19		0.21
Net realized and unrealized gain (loss)	0.20		1.44 (i)	1.28		4.11		(6.72)		1.18		0.08

Total from investment operations	0.36		1.65	1.64		4.75		(3.51)		2.37		0.29

Less distributions to shareholders:
From net investment income	(0.05)		(0.34)	(0.41)		(0.75)		(3.71)		(1.12)		(0.05)
From net realized gains	—		—	—		(0.02)		(0.57)		(2.87)		—

Total distributions	(0.05)		(0.34)	(0.41)		(0.77)		(4.28)		(3.99)		(0.05)

Net asset value, end of period	$24.34		$24.03	$22.72		$21.49		$17.51		$25.30		$24.34

Total Return(c)	1.49	%**	7.36%	7.69%		27.18%		(15.11)%		8.60%		1.21	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$431,069		$114,452	$3,170,573		$1,733,173		$1,436,951		$1,610,066		$1,307,276
Net expenses to average daily net assets(d)(f)(g)	0.54	%*	0.01%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.50	%*
Net investment income to average daily net assets(b)	1.29	%*	0.93%	1.63%		3.14%		14.05%		4.30%		1.70	*
Portfolio turnover rate	40	%**	33%	19%		24%		40%		57%		40	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.50	%*	0.05%	0.01%		0.01%		0.01%		0.01%		0.50	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.05		$0.00 (h)	$0.01		$0.01		$0.00	(h)	$0.00	(h)	$0.05

(a)	For the period March 1, 2012 (commencement of operations) through August 31, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Effective January 1, 2012, the Fund pays the Manager a management fee of 0.65% of the Fund’s average daily net assets (Note 5)
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
(i)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not Annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

BENCHMARK-FREE FUND

	Class III
	Six Months Ended August 31, 2012 (Unaudited)		Period from June 15, 2011 (commencement of operations) through February 29, 2012

Net asset value, beginning of period	$20.76		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.41
Net realized and unrealized gain (loss)	0.21		0.83

Total from investment operations	0.38		1.24

Less distributions to shareholders:
From net investment income	(0.08)		(0.40)
From net realized gains	(0.16)		(0.08)

Total distributions	(0.24)		(0.48)

Net asset value, end of period	$20.90		$20.76

Total Return(b)	1.83	%**	6.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,619,843		$3,515,321
Net expenses to average daily net assets(c)(d)(e)	0.00	%*	0.00	%*
Net investment income (loss) to average daily net assets(a)	1.60	%*	2.91	%*
Portfolio turnover rate	19	%**	23	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.00	(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.40		$10.22	$9.30	$7.28	$11.37	$12.01

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.24	0.17	0.27	0.87	0.48
Net realized and unrealized gain (loss)	0.05		0.21	0.94	2.10	(3.43)	0.05

Total from investment operations	0.15		0.45	1.11	2.37	(2.56)	0.53

Less distributions to shareholders:
From net investment income	—		(0.27)	(0.19)	(0.35)	(1.04)	(0.53)
From net realized gains	—		—	—	—	(0.49)	(0.64)

Total distributions	—		(0.27)	(0.19)	(0.35)	(1.53)	(1.17)

Net asset value, end of period	$10.55		$10.40	$10.22	$9.30	$7.28	$11.37

Total Return(b)	1.44	%**	4.51%	11.98%	32.60%	(24.30)%	4.10%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,929,496		$3,612,740	$3,457,703	$3,104,293	$2,432,987	$3,364,855
Net expenses to average daily net assets(c)(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	1.90	%*	2.37%	1.73%	3.00%	8.81%	3.89%
Portfolio turnover rate	15	%**	40%	32%	29%	44%	76%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):(f)†	$0.00		$0.00	$0.00	$0.00	$0.00	$0.00
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.49		$8.60	$7.40	$5.29	$10.25	$11.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.19	0.15	0.20	0.34	0.20
Net realized and unrealized gain (loss)	(0.03)		0.00 (b)	1.17	2.11	(4.01)	0.09 (b)

Total from investment operations	0.04		0.19	1.32	2.31	(3.67)	0.29

Less distributions to shareholders:
From net investment income	—		(0.20)	(0.12)	(0.15)	(0.31)	(0.49)
From net realized gains	(0.07)		(0.10)	—	(0.05)	(0.98)	(1.51)

Total distributions	(0.07)		(0.30)	(0.12)	(0.20)	(1.29)	(2.00)

Net asset value, end of period	$8.46		$8.49	$8.60	$7.40	$5.29	$10.25

Total Return(c)	0.53	%**	2.47%	17.97%	43.73%	(39.44)%	1.01%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,813,847		$1,636,875	$1,485,712	$704,866	$431,278	$356,524
Net expenses to average daily net assets(d)(e)(f)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	1.68	%*	2.27%	1.96%	2.78%	4.27%	1.63%
Portfolio turnover rate	13	%**	28%	6%	34%	52%	30%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.02%	0.02%	0.03%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.00 (g)	$0.01	$0.01	$0.01	$0.00 (g)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.98		$10.80	$8.96	$6.17	$16.45	$17.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.23	0.13	0.28	0.40	0.31
Net realized and unrealized gain (loss)	(0.49)		(0.81)	1.87	2.81	(7.20)	1.32

Total from investment operations	(0.39)		(0.58)	2.00	3.09	(6.80)	1.63

Less distributions to shareholders:
From net investment income	(0.01)		(0.24)	(0.16)	(0.20)	(0.39)	(1.00)
From net realized gains	—		—	—	(0.10)	(3.09)	(2.14)

Total distributions	(0.01)		(0.24)	(0.16)	(0.30)	(3.48)	(3.14)

Net asset value, end of period	$9.58		$9.98	$10.80	$8.96	$6.17	$16.45

Total Return(b)	(3.89	)%**	(5.21)%	22.43%	50.37%	(48.63)%	7.81%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,274,851		$1,166,993	$1,277,551	$1,017,731	$519,663	$755,542
Net expenses to average daily net assets(c)(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets	2.18	%*	2.33%	1.39%	3.21%	3.46%	1.66%
Portfolio turnover rate	17	%**	29%	13%	11%	33%	9%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.02%	0.02%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01	$0.00 (f)	$0.01	$0.01	$0.00 (f)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.87		$15.23	$12.69	$9.20	$20.63	$22.16

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.36	0.18	0.41	0.65	0.47
Net realized and unrealized gain (loss)	(0.41)		(1.35)	2.54	3.49	(9.20)	0.52

Total from investment operations	(0.22)		(0.99)	2.72	3.90	(8.55)	0.99

Less distributions to shareholders:
From net investment income	—		(0.37)	(0.18)	(0.41)	(0.62)	(1.24)
From net realized gains	—		—	—	—	(2.26)	(1.28)

Total distributions	—		(0.37)	(0.18)	(0.41)	(2.88)	(2.52)

Net asset value, end of period	$13.65		$13.87	$15.23	$12.69	$9.20	$20.63

Total Return(b)	(1.59	)%**	(6.32)%	21.53%	42.22%	(46.05)%	3.57%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$851,291		$810,338	$796,026	$661,103	$409,278	$718,390
Net expenses to average daily net assets(c)(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.82	%*	2.53%	1.34%	3.39%	4.12%	2.04%
Portfolio turnover rate	12	%**	26%	14%	20%	33%	4%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.02%	0.02%	0.01%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	—		—	—	$0.00 (f)	$0.00 (f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	73

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

SPECIAL SITUATIONS FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011		2010	2009	2008(a)				2012		2011		2010	2009	2008(a)
Net asset value, beginning of period	$26.46		$27.53		$27.47		$25.47	$21.32	$20.09		$26.59		$27.63		$27.55		$25.51	$21.33	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.05)		(0.10)		0.04		0.33	0.26	0.31		(0.04)		(0.07)		0.05		0.36	0.23	0.34
Net realized and unrealized gain (loss)	0.37		(0.97)		0.02	(b)	1.67	3.89	0.92		0.36		(0.97)		0.03	(b)	1.68	3.95	0.99

Total from investment operations	0.32		(1.07)		0.06		2.00	4.15	1.23		0.32		(1.04)		0.08		2.04	4.18	1.33

Net asset value, end of period	$26.78		$26.46		$27.53		$27.47	$25.47	$21.32		$26.91		$26.59		$27.63		$27.55	$25.51	$21.33

Total Return(c)	1.21	%**	(3.89)%		0.22%		7.85%	19.47%	6.12	%**	1.20	%**	(3.76)%		0.29%		8.00%	19.60%	6.65	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,353		$39,010		$23,299		$17,332	$20,366	$88,204		$665,622		$707,879		$715,684		$347,957	$326,148	$593,131
Net operating expenses to average daily net assets	0.52	%*(d)(e)	0.52	%(d)(e)	0.53	%(d)(e)	0.53%	0.52%	0.53	%*	0.43	%*(d)(e)	0.43	%(d)(e)	0.43	%(d)(e)	0.44%	0.43%	0.43	%*
Interest expense to average daily net assets	—		—		0.01%		0.03%	—	—		—		—		0.01%		0.03%	—	—
Total net expenses to average daily net assets	0.52	%*	0.52%		0.54%		0.56%	0.52%	0.53	%*	0.43	%*	0.43%		0.44%		0.47%	0.43%	0.43	%*
Net investment income (loss) to average daily net assets	(0.40	)%*	(0.37)%		0.15%		1.24%	1.20%	2.71	%*	(0.31	)%*	(0.26)%		0.19%		1.35%	1.03%	2.84	%*
Portfolio turnover rate	10	%**	11%		60%		15%	62%	0	%††**	10	%**	11%		60%		15%	62%	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.04%		0.04%	0.03%	0.05	%*	0.03	%*	0.03%		0.04%		0.05%	0.03%	0.05	%*

(a)	Period from August 13, 2007 (commencement of operations) through February 29, 2008 for Class III, and period from July 31, 2007 (commencement of operations) through February 29, 2008 for Class VI.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through February 29, 2008.
*	Annualized.
**	Not annualized.

74	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.26		$20.78	$18.54	$14.37	$22.70	$23.71

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25		0.48	0.33	0.54	1.57	0.99
Net realized and unrealized gain (loss)	0.23		0.51	2.26	4.26	(7.23)	(0.15)

Total from investment operations	0.48		0.99	2.59	4.80	(5.66)	0.84

Less distributions to shareholders:
From net investment income	—		(0.51)	(0.35)	(0.63)	(1.61)	(1.02)
From net realized gains	—		—	—	—	(1.06)	(0.83)

Total distributions	—		(0.51)	(0.35)	(0.63)	(2.67)	(1.85)

Net asset value, end of period	$21.74		$21.26	$20.78	$18.54	$14.37	$22.70

Total Return(b)	2.26	%**	4.93%	14.02%	33.44%	(26.75)%	3.15%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,064,870		$2,022,555	$1,752,168	$1,851,213	$1,107,258	$1,100,116
Net expenses to average daily net assets(c)(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.31	%*	2.33%	1.73%	3.04%	8.05%	4.05%
Portfolio turnover rate	15	%**	35%	36%	14%	34%	47%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.02%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	—		—	—	$0.00 (f)	$0.01	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	75

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012		2011(a)		2010(a)		2009(a)		2008(a)
Net asset value, beginning of period	$28.00		$25.51		$22.80		$16.55		$25.55		$31.90

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.23		0.51		0.43		0.40		0.45		0.55
Net realized and unrealized gain (loss)	1.49		2.71		2.73		6.05		(8.50)		(2.10)

Total from investment operations	1.72		3.22		3.16		6.45		(8.05)		(1.55)

Less distributions to shareholders:
From net investment income	(0.12)		(0.73)		(0.45)		(0.20)		(0.40)		(1.60)
From net realized gains	—		—		—		—		(0.55)		(3.20)

Total distributions	(0.12)		(0.73)		(0.45)		(0.20)		(0.95)		(4.80)

Net asset value, end of period	$29.60		$28.00		$25.51		$22.80		$16.55		$25.55

Total Return(c)	6.15	%**	12.83%		14.13%		38.94%		(32.42)%		(6.43)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,111		$65,213		$95,923		$128,565		$69,415		$95,067
Net expenses to average daily net assets(e)(f)	0.00	%*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(b)	1.60	%*	1.99%		1.86%		1.99%		1.94%		1.78%
Portfolio turnover rate	0	%**	12%		7%		2%		39%		26%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.07%		0.06%		0.05%		0.06%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		—		—		$0.00	(g)	$0.00	(g)	$0.00	(g)
(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

76	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 28/29,
			2012	2011	2010	2009	2008
Net asset value, beginning of period	$19.49		$19.32	$16.74	$12.29	$21.71	$24.25

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22		0.40	0.28	0.42	0.53	0.43
Net realized and unrealized gain (loss)	0.27		0.18	2.59	4.47	(8.50)	0.01 (b)

Total from investment operations	0.49		0.58	2.87	4.89	(7.97)	0.44

Less distributions to shareholders:
From net investment income	—		(0.41)	(0.29)	(0.44)	(0.54)	(1.10)
From net realized gains	—		—	—	—	(0.91)	(1.88)

Total distributions	—		(0.41)	(0.29)	(0.44)	(1.45)	(2.98)

Net asset value, end of period	$19.98		$19.49	$19.32	$16.74	$12.29	$21.71

Total Return(c)	2.51	%**	3.14%	17.19%	39.64%	(38.63)%	0.72%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,499,031		$1,235,143	$1,215,043	$1,059,840	$698,525	$944,374
Net expenses to average daily net assets(d)(e)(f)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.22	%*	2.11%	1.61%	2.64%	2.89%	1.72%
Portfolio turnover rate	11	%**	27%	20%	16%	35%	20%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.02%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		—	—	—	$0.00 (g)	$0.00 (g)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	77

GMO Trust Funds

Notes to Financial Statements

August 31, 2012 (Unaudited)

1.	Organization

Each of GMO Alpha Only Fund, Alternative Asset Opportunity Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Equity Allocation Fund, International Equity Allocation Fund, International Opportunities Equity Allocation Fund, Special Situations Fund, Strategic Opportunities Allocation Fund, U.S. Equity Allocation Fund, and World Opportunities Equity Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

For cash management purposes, the Funds may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

Many of the Funds invest primarily in other GMO Funds (“underlying funds”) and in the case of Alternative Asset Opportunity Fund in Alternative Asset SPC Ltd. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds (e.g., many of the Fixed Income Funds) themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2012, shares of Alternative Asset Opportunity Fund, Benchmark-Free Fund, Implementation Fund and Special Situations Fund were not publically offered for sale.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principle Investment Objective
Alpha Only Fund	Citigroup 3-Month Treasury Bill Index	Total return greater than benchmark
Alternative Asset Opportunity Fund	Citigroup 3-Month Treasury Bill Index	Long-term total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not “relative” return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI Index, 35% Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex-U.S. Index	Total return greater than benchmark
International Opportunities Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
Special Situations Fund	Not Applicable	Capital appreciation and capital preservation
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index, 25% Barclays U.S. Aggregate Index)	Total return greater than benchmark
U.S. Equity Allocation Fund	Russell 3000 Index	Total return greater than benchmark
World Opportunities Equity Allocation Fund	MSCI World Index	Total return greater than benchmark

Alternative Asset Opportunity Fund, Benchmark-Free Fund, Implementation Fund and Special Situations Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

78

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Basis of Presentation and Principles of Consolidation: Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund

Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund include the accounts of their wholly owned investments in Alternative Asset SPC Ltd. and Implementation Fund (each a “wholly owned subsidiary”), respectively, and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include 100% of the assets and liabilities of each wholly owned subsidiary. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Fund and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Fund, either directly or through investments in the underlying funds, that were valued using fair value prices obtained from that independent pricing service as of August 31, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives) are classified as being valued using Level 2 inputs (levels defined below) in the table below and as described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. See the table below for information about securities for which no alternative pricing source was available. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to present minimal credit risk, which approximates market value.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Funds calculates their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, using fair value inputs obtained from an independent pricing service, or prices for which no alternative pricing source was available.

79

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of August 31, 2012 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service	No alternative pricing source was available
Alpha Only Fund	—	45.5%	—
Alternative Asset Opportunity Fund	0.1%*	—	0.1%
Consolidated Benchmark-Free Allocation Fund	0.1%	40.3%	0.7%
Benchmark-Free Fund	0.3%	48.9%	0.5%
Global Asset Allocation Fund	0.3%	45.7%	0.6%
Global Equity Allocation Fund	0.1%	54.3%	—
International Equity Allocation Fund	0.3%	89.2%	—
International Opportunities Equity Allocation Fund	0.0%*	94.6%	—
Special Situations Fund	—	—	—
U.S. Equity Allocation Fund	—	6.9%	—
Strategic Opportunities Allocation Fund	0.2%	48.7%	0.6%
World Opportunities Equity Allocation Fund	0.0%*	51.0%	—

*	Rounds to 0.0%.

Derivatives

Fund Name	Futures contracts fair valued using inputs obtained from an independent pricing service	Swap agreements fair valued using inputs obtained from an independent pricing service
Alpha Only Fund	(0.6)%	0.0%*
Alternative Asset Opportunity Fund	0.3%	—
Consolidated Benchmark-Free Allocation Fund	(0.1)%	0.0%*
Benchmark-Free Fund	(0.0)%*	0.0%*
Global Asset Allocation Fund	(0.0)%*	0.0%*
Global Equity Allocation Fund	0.1%	0.0%*
International Equity Allocation Fund	0.2%	0.0%*
International Opportunities Equity Allocation Fund	0.2%	(0.0)%*
Special Situations Fund	0.5%	0.4%
Strategic Opportunities Allocation Fund	0.1%	0.0%*
U.S. Equity Allocation Fund	—	—
World Opportunities Equity Allocation Fund	0.1%	0.0%*

*	Rounds to 0.0%.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

80

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by category of asset or liability as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). At August 31, 2012, there were no Funds with classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their shares are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds; certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts; certain restricted securities; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. Certain Funds utilized the following fair value techniques on Level 3 investments: valued certain debt securities using quoted prices (Benchmark-Free Allocation Fund, Global Asset Allocation Fund, Special Situations Fund, Strategic Opportunities Allocation Fund); valued certain other debt securities by using an estimated specified spread above the LIBOR Rate (Global Asset Allocation Fund).

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2012:

Valuation Inputs as of August 31, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Alpha Only Fund
Asset Valuation Inputs
Mutual Funds
United States	$2,489,674,037	$—	$—	$2,489,674,037

TOTAL MUTUAL FUNDS	2,489,674,037	—	—	2,489,674,037

Investment Funds
United States	51,610,456	—	—	51,610,456

TOTAL INVESTMENT FUNDS	51,610,456	—	—	51,610,456

Short-Term Investments	75,478,303	—	—	75,478,303

Total Investments	2,616,762,796	—	—	2,616,762,796

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	793,533	—	793,533
Futures Contracts
Equity risk	—	1,596,783	—	1,596,783
Swap Agreements
Equity risk	—	1,936,592	—	1,936,592

Total Derivatives	—	4,326,908	—	4,326,908

Total	$2,616,762,796	$4,326,908	$—	$2,621,089,704

81

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Alpha Only Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$		$(4,601,019)	$—	$(4,601,019)
Futures Contracts
Equity risk		(78,081,625)	(19,435,430)	—	(97,517,055)
Swap Agreements
Equity risk		—	(1,230,753)	—	(1,230,753)

Total Derivatives		(78,081,625)	(25,267,202)	—	(103,348,827)

Total		$(78,081,625)	$(25,267,202)	$—	$(103,348,827)

Alternative Asset Opportunity Fund
Asset Valuation Inputs
Debt Obligations		$—	$7,890,615	$—	$7,890,615
Mutual Funds		197,788,242	—	—	197,788,242
Short-Term Investments		141,388,203	—	—	141,388,203

Total Investments		339,176,445	7,890,615	—	347,067,060

Derivatives*
Forward Currency Contracts
Foreign currency risk		—	358,673	—	358,673
Futures Contracts
Physical commodity contract risk		1,523,900	—	—	1,523,900
Equity risk		2,002,216	1,123,879	—	3,126,095

Total		$342,702,561	$9,373,167	$—	$352,075,728

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk		$—	$(2,513,654)	$—	$(2,513,654)
Futures Contracts
Physical commodity contract risk		(1,451,823)	—	—	(1,451,823)
Equity risk		(775,672)	(70,534)	—	(846,206)

Total		$(2,227,495)	$(2,584,188)	$—	$(4,811,683)

Consolidated Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds		$813,345,131	$—	$—	$813,345,131
Investment Funds		9,969,407	—	—	9,969,407
Debt Obligations
Asset-backed securities		—	—	188,999	188,999
Common Stocks
Australia		—	17,034,869	—	17,034,869
Austria		—	1,691,392	—	1,691,392

82

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Consolidated Benchmark-Free Allocation Fund (continued)
Asset Valuation Inputs (continued)
Belgium	$—	$6,835,264	$—	$6,835,264
Brazil	17,493,109	—	—	17,493,109
Canada	9,082,541	—	—	9,082,541
Chile	228,135	—	—	228,135
China	1,061,292	19,358,295	—	20,419,587
Czech Republic	—	2,347,640	—	2,347,640
Denmark	—	2,849,804	—	2,849,804
Egypt	—	2,287,804	—	2,287,804
Finland	—	1,712,924	—	1,712,924
France	—	39,389,969	—	39,389,969
Germany	—	19,829,933	—	19,829,933
Greece	—	529,504	—	529,504
Hong Kong	—	2,416,685	—	2,416,685
Hungary	—	348,928	—	348,928
India	4,737,974	3,274,827	—	8,012,801
Indonesia	663,920	7,164,188	—	7,828,108
Ireland	—	2,286,496	—	2,286,496
Israel	—	625,644	—	625,644
Italy	—	14,986,286	—	14,986,286
Japan	—	79,614,050	—	79,614,050
Kazakhstan	—	294,201	—	294,201
Malaysia	—	627,533	—	627,533
Mexico	4,956,567	—	—	4,956,567
Netherlands	—	10,046,248	—	10,046,248
New Zealand	—	1,938,900	—	1,938,900
Norway	—	779,581	—	779,581
Panama	170,786	—	—	170,786
Philippines	597,990	2,457,674	—	3,055,664
Poland	—	2,989,411	—	2,989,411
Portugal	—	871,941	—	871,941
Russia	—	18,933,598	—	18,933,598
Singapore	—	5,723,712	—	5,723,712
South Africa	—	5,475,581	—	5,475,581
South Korea	688,228	15,167,115	—	15,855,343
Spain	—	15,882,489	—	15,882,489
Sri Lanka	—	48,807	—	48,807
Sweden	—	1,911,845	—	1,911,845
Switzerland	—	22,691,171	—	22,691,171
Taiwan	754,430	7,614,190	—	8,368,620
Thailand	—	7,319,168	145,724	7,464,892
Turkey	—	6,817,953	—	6,817,953
United Kingdom	—	86,577,300	—	86,577,300
United States	293,941,229	—	—	293,941,229

TOTAL COMMON STOCKS	334,376,201	438,752,920	145,724	773,274,845

83

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Consolidated Benchmark-Free Allocation Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$8,925,019	$—	$—	$8,925,019
Germany	—	1,921,717	—	1,921,717
Russia	—	1,779,749	—	1,779,749
South Korea	—	91,624	—	91,624

Total Preferred Stocks	8,925,019	3,793,090	—	12,718,109

Rights/Warrants
Thailand	—	13,432	—	13,432

Total Rights/Warrants	—	13,432	—	13,432

Short-Term Investments	134,371,251	—	—	134,371,251

Total Investments	1,300,987,009	442,559,442	334,723	1,743,881,174

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,945,310	—	1,945,310
Futures Contracts
Equity risk	—	805,799	—	805,799
Swap Agreements
Equity risk	—	217,220	—	217,220

Total	$1,300,987,009	$445,527,771	$334,723	$1,746,849,503

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(3,567,114)	$—	$(3,567,114)
Futures Contracts
Equity risk	$(266,093)	$(98,819)	$—	$(364,912)

Total	$(266,093)	$(3,665,933)	$—	$(3,932,026)

Benchmark-Free Fund
Asset Valuation Inputs
Mutual Funds	$3,619,924,840	$—	$—	$3,619,924,840
Short-Term Investments	32,363	—	—	32,363

Total Investments	3,619,957,203	—	—	3,619,957,203

Total	$3,619,957,203	$—	$—	$3,619,957,203

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$3,904,711,722	$3,837	$—	$3,904,715,559
Debt Obligations
Asset-Backed Securities	—	1,015,251	23,030,002	24,045,253
Corporate Debt	—	610,772	—	610,772
U.S. Government Agency	—	—	29,627	29,627

Total Debt Obligations	—	1,626,023	23,059,629	24,685,652

Short-Term Investments	44,523	—	—	44,523

Total Investments	3,904,756,245	1,629,860	23,059,629	3,929,445,734

Total	$3,904,756,245	$1,629,860	$23,059,629	$3,929,445,734

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,813,877,365	$179	$—	$1,813,877,544
Private Investment Fund	—	39	—	39
Short-Term Investments	34,908	—	—	34,908

Total Investments	1,813,912,273	218	—	1,813,912,491

Total	$1,813,912,273	$218	$—	$1,813,912,491

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,274,838,992	$—	$—	$1,274,838,992
Short-Term Investments	27,578	—	—	27,578

Total Investments	1,274,866,570	—	—	1,274,866,570

Total	$1,274,866,570	$—	$—	$1,274,866,570

International Opportunities Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$851,299,187	$—	$—	$851,299,187
Short-Term Investments	44,126	—	—	44,126

Total Investments	851,343,313	—	—	851,343,313

Total	$851,343,313	$—	$—	$851,343,313

Special Situations Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$1,734,468	$1,734,468

TOTAL DEBT OBLIGATIONS	—	—	1,734,468	1,734,468

Mutual Funds	621,243,338	—	—	621,243,338
Short-Term Investments	60,478,408	—	—	60,478,408

Total Investments	681,721,746	—	1,734,468	683,456,214

Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$7,948,316	$—	$7,948,316
Futures Contracts
Equity risk	—	3,406,965	—	3,406,965
Swap Agreements
Equity risk	—	2,813,793	—	2,813,793

Total	$681,721,746	$14,169,074	$1,734,468	$697,625,288

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August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Special Situations Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(847,170)	$—	$(847,170)
Futures Contracts
Equity risk	(138,377)	—	—	(138,377)
Swap Agreements
Equity risk	—	(9,666,645)	—	(9,666,645)
Interest rate risk	—	(2,109,812)	—	(2,109,812)

Total	$(138,377)	$(12,623,627)	$—	$(12,762,004)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,055,180,411	$—	$—	$2,055,180,411
Debt Obligations
Asset-Backed Securities	—	—	9,614,309	9,614,309
Corporate Debt	—	150,140	—	150,140

TOTAL DEBT OBLIGATIONS	—	150,140	9,614,309	9,764,449

Short-Term Investments	29,941	—	—	29,941

Total Investments	2,055,210,352	150,140	9,614,309	2,064,974,801

Total	$2,055,210,352	$150,140	$9,614,309	$2,064,974,801

U.S. Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$77,110,456	$—	$—	$77,110,456
Short-Term Investments	17,567	—	—	17,567

Total Investments	77,128,023	—	—	77,128,023

Total	$77,128,023	$—	$—	$77,128,023

World Opportunities Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,499,057,735	$—	$—	$1,499,057,735
Short-Term Investments	32,699	—	—	32,699

Total Investments	1,499,090,434	—	—	1,499,090,434

Total	$1,499,090,434	$—	$—	$1,499,090,434

The risks referenced above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

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August 31, 2012 (Unaudited)

The underlying funds held at period end are classified above as Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds, for the period ended August 31, 2012, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value as of August 31, 2012:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*		Transfer out of level 3*	Balances as of August 31, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2012
Consolidated Benchmark-Free Allocation Fund
Debt Obligations
Asset-Backed Securities	$15,994	$—	$—	$505	$—	$(12,500)	$185,000	**	$—	$188,999	$(12,500)
Common Stock
Thailand	—	134,581	—	—	—	11,143	—		—	145,724	11,143

Total	$15,994	$134,581	$—	$505	$—	$(1,357)	$185,000		$—	$334,723	$(1,357)

Global Asset Allocation Fund
Debt Obligations
Asset-Backed Securities	$27,436,545	$—	$(6,379,665)	$326,893	$1,098,372	$465,657	$82,200	**	$—	$23,030,002	$558,326
U.S. Government Agency	36,895	—	(7,488)	154	144	(78)	—		—	29,627	(78)

Total Debt Obligations	$27,473,440	$—	$(6,387,153)	$327,047	$1,098,516	$465,579	$82,200		$—	$23,059,629	$558,248

Special Situations Fund
Debt Obligations
Asset-Backed Securities	$3,543,487	$—	$(1,896,542)	$1,219	$68,626	$17,678	$—		$—	$1,734,468	$19,880

Total	$3,543,487	$—	$(1,896,542)	$1,219	$68,626	$17,678	$—		$—	$1,734,468	$19,880

Strategic Opportunities Allocation Fund
Debt Obligations
Asset-Backed Securities	$10,503,867	$—	$(1,536,537)	$219,116	$267,102	$160,761	$—		$—	$9,614,309	$214,366

Total	$10,503,867	$—	$(1,536,537)	$219,116	$267,102	$160,761	$—		$—	$9,614,309	$214,366

*	The Fund accounts for investments and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

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August 31, 2012 (Unaudited)

The aggregate net values of the Funds’ investments (direct and/or indirect) in securities and derivative financial instruments using Level 3 inputs as of August 31, 2012 were as follows:

Fund Name	Level 3 securities		Level 3 derivatives
Alpha Only Fund	—		—
Alternative Asset Opportunity Fund	0.9%		—
Consolidated Benchmark Free Allocation Fund	6.5%		0.1%
Benchmark-Free Fund	4.2%		0.1%
Global Asset Allocation Fund	5.3%		0.0%	*
Global Equity Allocation Fund	0.1%		—
International Equity Allocation Fund	0.3%		—
International Opportunities Equity Allocation Fund	0.0%	*	—
Special Situations Fund	0.2%		—
Strategic Opportunities Allocation Fund	5.1%		0.0%	*
U.S. Equity Allocation Fund	—		—
World Opportunities Equity Allocation Fund	0.0%	*	—

*	Rounds to 0.0%.

Cash and Statement of Cash Flows

Cash and Foreign Currency, if any, on the Statement of Assets and Liabilities, consists of cash balances held with the custodian.

Due to / from broker

Due to / from broker in the Statement of Assets and Liabilities includes collateral on swaps, futures, and forward currency contracts, if any.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Funds may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements. Under a repurchase agreement a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. That Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to that Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, that Fund’s recovery of cash from the seller may be delayed and, even if that Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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August 31, 2012 (Unaudited)

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes that Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund except Alternative Asset Opportunity Fund and Special Situations Fund intends to qualify each tax year as a regulated investment company (each a “RIC Fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each RIC Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each RIC Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each RIC Fund’s investments in certain foreign jurisdictions may be higher if a significant portion of each RIC Fund is held by non-U.S. shareholders.

Implementation Fund is disregarded as an entity separate from its sole shareholder, GMO Benchmark-Free Allocation Fund (“BFAF”) for U.S. federal income tax purposes. BFAF will be treated as owning Implementation Fund’s assets directly for U.S. federal income tax purposes. As such, any income, gain, loss, deduction or other tax items arising in respect of Implementation Fund’s assets will be treated as if they are realized or incurred, as applicable, directly by BFAF.

Alternative Asset Opportunity Fund and Special Situations Fund (each a “Partnership Fund”) have each elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, a Partnership Fund is not itself subject to federal income tax. Instead, each shareholder is required to take into account in determining its tax liability, its distributive share of items of Partnership Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Partnership Fund has been or will be received. Each Partnership Fund trades securities for its own account and, as such, is generally not subject to U.S. tax on such earnings (other than certain withholding taxes). The Manager intends to conduct the business of each Partnership Fund to the maximum extent practicable so that the Partnership Fund’s activities do not constitute a U.S. trade or business. Accordingly, no provision (benefit) for U.S. federal and state income tax is reflected in the accompanying financial statements. Dividends and other revenue may be subject to withholding or similar taxes imposed by the country in which such dividends or other revenue originate.

Foreign taxes paid by the Funds may be treated, to the extent permissible under the Code and if the RIC Funds so elect, as if paid by U.S. Shareholders of the respective RIC Funds.

Each RIC Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically all distributions are reinvested in additional

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August 31, 2012 (Unaudited)

shares of each RIC Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each RIC Fund on the ex-dividend date.

Because each Partnership Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of each Partnership Fund to declare and pay non-redeeming distributions in the sole discretion of the Trustees (or their delegates). Distributions made by each Partnership Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Partnership Fund, are reported in each Partnership Fund’s Statement of Changes in Net Assets as Partnership Fund distributions to shareholders.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. Taxes related to capital gains realized during the period ended August 31, 2012, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Income and capital gain distributions for each RIC Fund is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a RIC Fund’s tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital.

As of February 29, 2012, the Funds listed below elected to defer to March 1, 2012 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late-Year Ordinary Losses ($)	Post-October Capital Losses ($)
Alpha Only Fund	—	(88,680,662)
Benchmark Free Allocation Fund	—	(136,824)
Global Asset Allocation Fund	(659,676)	(727,626)
Global Equity Allocation Fund	(4,264)	—
International Equity Allocation Fund	(3,134)	—
International Opportunities Equity Allocation Fund	(2,065)	(6,458,566)
Strategic Opportunities Allocation Fund	(1,051,374)	(499,435)
U.S. Equity Allocation Fund	—	(75,546)
World Opportunities Equity Allocation Fund	(3,235)	(30,472,875)
As of February 29, 2012, the RIC Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 shall be carried forward indefinitely and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of

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August 31, 2012 (Unaudited)

the capital loss carryforwards, post-October capital losses, and losses realized subsequent to February 29, 2012, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The RIC Funds’ capital loss carryforwards are as follows:

	Short-Term ($)					Long- Term ($)

Expiration Date	2/28/2017	2/28/2018	2/28/2019	No Expiration Date	Total Short Term	No Expiration Date
Alpha Only Fund	—	(652,138,061)	(309,022,361)	—	(961,160,422)	—
Benchmark Free Allocation Fund	—	(44,565,464)	(7,441,107)	(81,178)	(52,087,749)	—
Global Asset Allocation Fund	—	(202,465,277)	(45,265,694)	—	(247,730,971)	—
International Equity Allocation Fund	—	(165,440)	(3,574,248)	—	(3,739,688)	(16,939,423)
International Opportunities Equity Allocation Fund	—	(39,084,586)	(22,515,333)	—	(61,599,919)	(36,603,812)
Strategic Opportunities Allocation Fund	—	(40,117,986)	(22,461,346)	—	(62,579,332)	—
U.S. Equity Allocation Fund	(4,328,424)	(176,824)	(1,290,769)	—	(5,796,017)	(6,729,861)
World Opportunities Equity Allocation Fund	—	(27,174,228)	(33,655,279)	—	(60,829,507)	(83,004,029)

As of August 31, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Fund name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	2,706,873,957	—	(90,111,161)	(90,111,161)
Alternative Asset Opportunity Fund	353,809,920	1,285,075	(8,027,935)	(6,742,860)
Benchmark Free Allocation Fund	1,727,765,160	35,295,707	(19,179,693)	16,116,014
Benchmark-Free Fund	3,571,266,841	124,970,445	(76,280,083)	48,690,362
Global Asset Allocation Fund	4,072,594,520	—	(143,148,786)	(143,148,786)
Global Equity Allocation Fund	1,843,277,680	8,707,309	(38,072,498)	(29,365,189)
International Equity Allocation Fund	1,387,065,442	—	(112,198,872)	(112,198,872)
International Opportunities Equity Allocation Fund	1,032,404,789	22,244,189	(203,305,665)	(181,061,476)
Special Situations Fund	683,466,393	29,932	(40,111)	(10,179)
Strategic Opportunities Allocation Fund	2,041,047,260	36,501,144	(12,573,603)	23,927,541
U.S. Equity Allocation Fund	65,197,261	11,930,762	—	11,930,762
World Opportunities Equity Allocation Fund	1,512,080,503	—	(12,990,069)	(12,990,069)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years, if applicable, after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

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Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent for all Funds except Alpha Only Fund. For Alpha Only Fund, Brown Brothers Harriman & Co. (“BBH”) serves as the custodian and fund accounting agent and State Street serves as the transfer agent. BBH’s and State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains with State Street. Each Fund receives the benefit of the earnings allowance, as applicable. Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying Funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Each of the Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Asset Allocation Funds are typically reassessed annually based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds in which the Asset Allocation Funds invest, provided that, if that weighted average is less than 0.05%, the Funds usually will not charge a purchase premium or redemption fee.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

The Manager may consider known cash flows out of or into Funds when placing orders for the cash purchase or redemption of Fund shares by accounts over which the Manager has investment discretion, including the Funds and other pooled investment vehicles. Consequently, those accounts will tend to benefit more from waivers of the Funds’ purchase premiums and redemption fees than other Fund shareholders.

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As of August 31, 2012, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alpha Only	Alternative Asset Opportunity Fund	Consolidated Benchmark Free Allocation Fund (1)	Benchmark-Free Fund (2)	Global Asset Allocation Fund	Global Equity Allocation Fund (3)	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund	U.S. Equity Allocation Fund	World Opportunities Equity Allocation Fund
Purchase Premium	—	—	0.12%	0.13%	0.10%	0.12%	0.21%	—	—	—	—	—
Redemption Fee	—	—	0.12%	0.13%	0.10%	0.12%	0.21%	—	—	—	—	—

(1)	Prior to June 30, 2012, the premium on cash purchases and the fee on cash redemptions of Fund Shares were each 0.09% of the amount invested or redeemed.
(2)	Prior to June 30, 2012, the premium on cash purchases and the fee on cash redemptions of Fund Shares were each 0.09% of the amount invested or redeemed.
(3)	Prior to June 30, 2012, the premium on cash purchases and the fee on cash redemptions of Fund Shares were each 0.13% of the amount invested or redeemed.

Other matters

Funds which hold Special Purpose Holding Fund (“SPHF”)

SPHF, an investment of some of the Funds, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. During the period ended August 31, 2012, the Fund received no distributions from SPHF in connection with the defaulted securities or the related litigation.

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3.	Investment and other risks

The following chart identifies the selected risks of investing in the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Alternative Asset Opportunity Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund	U.S. Equity Allocation Fund	World Opportunities Equity Allocation Fund
Market Risk – Equity Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments Risk	X	X	X	X	X	X	X	X	X	X		X
Market Risk – Asset-Backed Securities Risk	X	X	X	X	X	X	X	X		X		X
Credit Risk	X	X	X	X	X	X	X	X	X	X		X
Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X		X	X	X	X	X	X		X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X		X	X	X	X	X	X	X	X	X	X
Real Estate Risk	X		X	X	X	X				X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Short Sales Risk	X	X	X	X	X	X	X	X		X	X	X
Natural Resources Risk	X		X	X	X	X	X	X		X		X
Commodities Risk		X	X	X	X	X	X	X		X		X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references

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in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk — Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

Some of the Funds invest a substantial portion of their assets in equities and generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

Fixed Income Investments Risk. — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may

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decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk. — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by a Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student

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loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

As described under “Market Risk — Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets

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have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. Moreover, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

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The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates

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of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK. Because Real Estate Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

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• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• SHORT SALES RISK. Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing its principal investment strategy, Alpha Only Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Fund does not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, Alpha Only Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own.

• NATURAL RESOURCES RISK. The Funds (except Alternative Asset Opportunity Fund, Implementaion Fund, Special Situations Fund and U.S. Equity Allocation Fund) may invest in Resources Fund. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced

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by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

The Funds (except Alternative Asset Opportunity Fund, Implementaion Fund, Special Situations Fund and U.S. Equity Allocation Fund) are exposed to the risks of investments in the natural resources sector to the extent they invest in Resources Fund.

• COMMODITIES RISK. The Funds (except Alpha Only Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) may invest in Alternative Asset Opportunity Fund Alternative Asset Opportunity Fund has exposure to commodity markets. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. The Funds (except Alpha Only Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investments and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss

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carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

The following Funds are not diversified investment companies under the 1940 Act, as amended:

•	Alpha Only Fund
•	Alternative Asset Opportunity Fund
•	Implementation Fund
•	Special Situations Fund
•	U.S. Equity Allocation Fund

• NON-DIVERSIFIED FUNDS. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

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In addition, each of the Funds invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the Investment Company Act of 1940, as amended. Each of the Funds may invest without limitation in other GMO Funds that are not diversified.

Temporary Defensive Positions. — The Funds (other than Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund) normally do not take temporary defensive positions. Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund may, from time to time, take temporary defensive positions if deemed prudent by the Manager. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

At August 31, 2012, only Alpha Only Fund, Alternative Asset Opportunity Fund, Implementation Fund and Special Situations Fund held derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Alternative Asset Opportunity Fund, Implementation Fund and Special Situations Fund.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Implementation Fund

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements, and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds are not limited in their use of derivatives or in the absolute face value of their derivative positions. As a result of its derivative positions, Alpha Only will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and Implementation Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Funds’ performance can depend substantially, if not primarily, on derivative reference assets that the Funds do not own.

A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Use of Derivatives by Alternative Asset Opportunity Fund

The Fund may use derivatives as a substitute for direct investment in global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these

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purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap agreements, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and the Manager believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap agreements and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may also use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Use of Derivatives by Special Situations Fund

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In addition, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may also use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

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For those Funds that held derivatives during the period ended August 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an x):

Type of Derivative and Objective for Use	Alpha Only Fund	Alternative Asset Opportunity Fund	Consolidated Benchmark Free Allocation Fund	Special Situations Fund
Forward currency contracts
Adjust currency exchange rate risk		X
Adjust exposure to foreign currencies	X	X	X	X
To manage against anticipated currency exchange rate changes	X		X	X
To hedge some or all of the currency exposure of the underlying Funds and assets in which the Fund invests	X
Futures contracts
Adjust exposure to certain securities markets		X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X
To hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests	X
Swap agreements
Adjust exposure to certain securities markets			X	X
Adjust interest rate exposure				X
Manage the duration of the portfolio				X
To hedge some or all of the broad market exposure of the underlying Funds and the assets in which the Fund invests	X
To hedge some or all of the broad market exposure of the assets in which the Fund invests			X	X
Adjust exposure to certain companies and industries			X	X
Rights and/or warrants
Received as a result of corporate actions			X

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Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. The premium, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

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Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in an index. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if a Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and records the change in

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value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2012 and the Statement of Operations for the period ended August 31, 2012:^

	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$793,533	$—	$—	$793,533
Unrealized Appreciation on Futures Contracts*	1,596,783	—		—	1,596,783
Unrealized Appreciation on Swap Agreements	1,936,592	—		—	1,936,592

Total	$3,533,375	$793,533	$—	$—	$4,326,908

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$(4,601,019)	$—	$—	$(4,601,019)
Unrealized Depreciation on Futures Contracts*	(97,517,055)	—		—	(97,517,055)
Unrealized Depreciation on Swap Agreements	(1,230,753)	—		—	(1,230,753)

Total	$(98,747,808)	$(4,601,019)	$—	$—	$(103,348,827)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$5,910,607	$—	$—	$5,910,607
Futures Contracts	(37,111,065)	—	—	—	(37,111,065)
Swap Agreements	76,173,647	—		—	76,173,647

Total	$39,062,582	$5,910,607	$—	$—	$44,973,189

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$(3,550,590)	$—	$—	$(3,550,590)
Futures Contracts	8,625,791	—	—	—	8,625,791
Swap Agreements	(42,479,657)	—	—	—	(42,479,657)

Total	$(33,853,866)	$(3,550,590)	$—	$—	$(37,404,456)

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	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Alternative Asset Opportunity Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$358,673	$—	$—	$358,673
Unrealized Appreciation on Futures Contracts*	3,126,095	—		1,523,900	4,649,995

Total	$3,126,095	$358,673	$—	$1,523,900	$5,008,668

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$(2,513,654)	$—	$—	$(2,513,654)
Unrealized Depreciation on Futures Contracts*	(846,206)	—		(1,451,823)	(2,298,029)

Total	$(846,206)	$(2,513,654)	$—	$(1,451,823)	$(4,811,683)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$(1,764,136)	$—	$—	$(1,764,136)
Futures Contracts	(174,774)	—	—	761,958	587,184

Total	$(174,774)	$(1,764,136)	$—	$761,958	$(1,176,952)

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$(1,586,075)	$—	$—	$(1,586,075)
Futures Contracts	1,896,694	—	—	52,749	1,949,443

Total	$1,896,694	$(1,586,075)	$—	$52,749	$363,368

Consolidated Benchmark-Free Allocation Fund
Asset:
Investments, at value (rights and/or warrants)	$13,432	$—	$—	$—	$13,432
Unrealized Appreciation on Forward Currency Contracts	—	1,945,310	—	—	1,945,310
Unrealized Appreciation on Futures Contracts *	805,799	—		—	805,799
Unrealized Appreciation on Swap Agreements	217,220	—		—	217,220

Total	$1,036,451	$1,945,310	$—	$—	$2,981,761

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$(3,567,114)	$—	$—	$(3,567,114)
Unrealized Depreciation on Futures Contracts*	(364,912)	—		—	(364,912)

Total	$(364,912)	$(3,567,114)	$—	$—	$(3,932,026)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$(19,787)	$—	$—	$—	$(19,787)
Forward Currency Contracts	—	(939,597)	—	—	(939,597)
Futures Contracts	753,947	—	—	—	753,947
Swap Agreements	(5,101)	—		—	(5,101)

Total	$729,059	$(939,597)	$—	$—	$(210,538)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$13,432	$—	$—	$—	$13,432
Forward Currency Contracts	—	(1,621,804)	—	—	(1,621,804)
Futures Contracts	440,887	—	—	—	440,887
Swap Agreements	217,220	—	—	—	217,220

Total	$671,539	$(1,621,804)	$—	$—	$(950,265)

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	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Special Situations Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$7,948,316	$—	$—	$7,948,316
Unrealized Appreciation on Futures Contracts *	3,406,965	—		—	3,406,965
Unrealized Appreciation on Swap Agreements	2,813,793	—		—	2,813,793

Total	$6,220,758	$7,948,316	$—	$—	$14,169,074

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$(847,170)	$—	$—	$(847,170)
Unrealized Depreciation on Futures Contracts*	(138,377)	—	—	—	(138,377)
Unrealized Depreciation on Swap Agreements	(9,666,645)	—	(2,109,812)	—	(11,776,457)

Total	$(9,805,022)	$(847,170)	$(2,109,812)	$—	$(12,762,004)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$8,337,703	$—	$—	$8,337,703
Swap Agreements	6,119,834	—	(222,537)	—	5,897,297

Total	$6,119,834	$8,337,703	$(222,537)	$—	$14,235,000

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$1,076,526	$—	$—	$1,076,526
Futures Contracts	3,268,588	—	—	—	3,268,588
Swap Agreements	(6,379,268)	—	(1,186,114)	—	(7,565,382)

Total	$(3,110,680)	$1,076,526	$(1,186,114)	$—	$(3,220,268)

^	Because the Funds values their derivatives at fair value and recognizes changes in fair value through the Statement of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2012.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Agreements ($)	Rights and/or warrants ($)
Alpha Only Fund	462,282,581	1,511,510,242	679,969,430	—
Alternative Asset Opportunity Fund	123,491,681	166,391,259	—	—
Consolidated Benchmark Free Allocation Fund	274,530,055	18,985,414	5,011,771	15,055
Special Situations Fund	697,154,807	94,315,068	249,855,582	—

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee is paid monthly at an annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Fund Name	Alpha Only	Alternative Asset Opportunity Fund	Benchmark -Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Stragetic Opportuni ties Allocation Fund	U.S. Equity Allocation Fund	World Opportunities Equity Allocat ion Fund
Management Fee	0.50%	0.70% (Currently, 0.10% waived)	0.65%	—	—	—	—	—	0.37%	—	—	—

The Manager decides how to allocate the assets of the Fund among underlying funds. For certain Funds above, the Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

In addition, each class of shares of certain Funds pay the Manager a shareholder service and/or supplemental support fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service and/or supplemental support fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV		Class VI	Class MF
Alpha Only Fund	0.15%	0.10%
Alternative Asset Opportunity Fund	0.15%
Benchmark-Free Allocation Fund	0.15%	0.10%	*		0.10%
Benchmark-Free Fund
Global Asset Allocation Fund
Global Equity Alloctaion Fund
International Equity Allocation Fund
International Opportunities Equity Allocation Fund
Special Situation Fund	0.15%			0.055%
Strategic Opportunities Allocation Fund
U.S. Equity Allocation Fund
World Opportunities Equity Allocation Fund

*	Class is offered but currently has no shareholders as of August 31, 2012.

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For each Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager. Subject to the exclusions noted below, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that charges a management fee other than Benchmark-Free Allocation Fund, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee other than Benchmark-Free Allocation Fund, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2013 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

In addition to the contractual waivers and reimbursements described above, the Manager has voluntarily agreed to waive Alternative Asset Opportunity Fund’s management fee by 0.10%. The Manager may change or terminate this voluntary waiver at any time.

For Benchmark-Free Allocation Fund only, pursuant to the terms of the Fund’s management contract and servicing and supplemental support agreement, the fees payable to the Manager under those agreements are reduced by amounts equal to the management fees and shareholder service fees, respectively, that the Manager receives as a result of the Fund’s investment in underlying GMO Funds.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2012 is shown in the table below and included in the Statement of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Alpha Only Fund	16,100	6,456
Consolidated Alternative Asset Opportunity Fund	8,383	74
Benchmark-Free Allocation Fund	4,960	975
Benchmark-Free Fund	23,552	10,338
Global Asset Allocation Fund	25,208	10,736
Global Equity Allocation Fund	11,592	4,810
International Equity Allocation Fund	8,464	3,496
International Opportunities Equity Allocation Fund	5,244	2,356
Special Situations Fund	5,428	2,294
Strategic Opportunities Allocation Fund	13,800	6,002
U.S. Equity Allocation Fund	460	106
World Opportunities Equity Allocation Fund	8,096	3,612

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Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2012, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Alpha Only Fund	0.361%	0.063%	0.000%	0.424%
Alternative Asset Opportunity Fund/BAAS	0.001%	0.000%	0.000%	0.001%
Benchmark-Free Allocation Fund	0.223%	0.042%	0.001%	0.266%
Benchmark-Free Fund	0.474%	0.084%	0.002%	0.560%
Global Asset Allocation Fund	0.436%	0.074%	0.001%	0.511%
Global Equity Allocation Fund	0.447%	0.067%	0.000%	0.514%
International Equity Allocation Fund	0.582%	0.080%	0.000%	0.662%
International Opportunities Equity Allocation Fund	0.507%	0.088%	0.000%	0.595%
Special Situations Fund	0.002%	0.000%	0.000%	0.002%
Strategic Opportunities Allocation Fund	0.413%	0.075%	0.001%	0.489%
U.S. Equity Allocation Fund	0.321%	0.057%	0.000%	0.378%
World Opportunities Equity Allocation Fund	0.416%	0.075%	0.000%	0.491%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2012 are noted in the table below:

Fund Name	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Alpha Only Fund	—	2,315,446,668	—	1,708,266,036
Consolidated Alternative Asset Opportunity Fund	252,057	187,250,129	255,709	8,700,000
Consolidated Benchmark-Free Allocation Fund	—	1,788,770,658	—	313,657,499
Benchmark-Free Fund	—	773,819,229	—	664,357,903
Global Asset Allocation Fund	—	921,263,177	50,729	558,773,137
Global Equity Allocation Fund	—	430,944,941	—	216,799,535
Implementation Fund	—	993,002,490	—	217,331,596
International Equity Allocation Fund	—	382,194,804	—	209,492,314
International Opportunities Equity Allocation Fund	—	158,559,777	—	93,401,857
Special Situations Fund	—	70,358,187	—	141,896,542
Strategic Opportunities Allocation Fund	—	353,477,650	—	295,854,566
U.S. Equity Allocation Fund	—	9,948,512	—	207,282
World Opportunities Equity Allocation Fund	—	416,927,212	—	147,191,269

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves

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possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2012

Fund name	Number of shareholders that hold more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Alpha Only Fund	4	*	93.80%	0.08%	99.75%
Alternative Asset Opportunity Fund	3	**	99.23%	—	100.00%
Benchmark-Free Allocation Fund	1		75.21%	3.64%	0.00%
Benchmark-Free Fund	—		0.00%	—	100.00%
Global Asset Allocation Fund	—		—	0.17%	2.56%
Global Equity Allocation Fund	—		—	< 0.01%	0.00%
International Equity Allocation Fund	1	***	19.17%	< 0.01%	19.10%
International Opportunities Equity Allocation Fund	3		39.33%	< 0.01%	0.00%
Special Situations Fund	3	****	82.84%	—	100.00%
Strategic Opportunities Allocation Fund	1		26.93%	0.02%	99.96%
U.S. Equity Allocation Fund	4		84.69%	0.01%	0.00%
World Opportunities Equity Allocation Fund	2		23.81%	< 0.01%	0.00%

*	Three of the shareholders are other funds of the Trust.
**	Each of the shareholders are other funds of the Trust.
***	This shareholder is another fund of the Trust.
****	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds shares were as follows:

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
Alpha Only Fund
Class III:
Shares sold	95,096	$2,297,351	684,901	$16,402,422
Shares issued to shareholders in reinvestment of distributions	1,934	47,550	10,138	248,975
Shares repurchased	(313,675)	(7,672,285)	(1,674,249)	(40,176,438)

Net increase (decrease)	(216,645)	$(5,327,384)	(979,210)	$(23,525,041)

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	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
Alpha Only Fund (continued)
Class IV:
Shares sold	32,936,212	$803,516,882	107,920,481	$2,619,926,096
Shares issued to shareholders in reinvestment of distributions	302,200	7,431,105	1,199,949	29,482,733
Shares repurchased	(11,722,759)	(286,805,985)	(104,875,812)	(2,572,355,968)

Net increase (decrease)	21,515,653	$524,142,002	4,244,618	$77,052,861

Alternative Asset Opportunity Fund
Core Shares:
Shares sold	10,166,016	$307,450,492	2,191,918	$67,755,155
Shares repurchased	—	—	(1,501,700)	(47,355,754)

Net increase (decrease)	10,166,016	$307,450,492	690,218	$20,399,401

Benchmark-Free Allocation Fund
Class III:
Shares sold	12,964,309	$314,048,228	9,762,126	$223,058,694
Shares issued to shareholders in reinvestment of distributions	19,062	455,403	1,073,088	24,625,814
Shares repurchased	(38,719)	(928,142)	(145,647,884)	(3,338,178,485)
Purchase premiums	—	503,093	—	12,525
Redemption fees	—	619	—	122,366

Net increase (decrease)	12,944,652	$314,079,201	(134,812,670)	$(3,090,359,086)

Class MF*:
Shares sold	53,678,234	$1,284,650,891
Shares issued to shareholders in reinvestment of distributions	76,059	1,816,296
Shares repurchased	(47,335)	(1,104,333)
Purchase premiums	—	1,133,065
Redemption fees	—	854

Net increase (decrease)	53,706,958	$1,286,496,773

Benchmark-Free Fund
Class III**:
Shares sold	4,400,476	$89,075,320	168,675,009	$3,389,553,437
Shares issued to shareholders in reinvestment of distributions	1,922,790	39,340,290	3,878,354	76,752,632
Shares repurchased	(2,418,117)	(49,817,903)	(3,242,389)	(66,329,907)
Purchase premiums	—	57,255	—	108,277
Redemption fees	—	27,088	—	1,869

Net increase (decrease)	3,905,149	$78,682,050	169,310,974	$3,400,086,308

Global Asset Allocation Fund
Class III:
Shares sold	48,491,996	$504,123,137	61,792,587	$628,237,736
Shares issued to shareholders in reinvestment of distributions	—	—	7,787,524	77,063,444
Shares repurchased	(23,314,739)	(240,461,104)	(60,583,148)	(615,202,283)
Purchase premiums	—	484,676	—	557,982
Redemption fees	—	220,536	—	429,355

Net increase (decrease)	25,177,257	$264,367,245	8,996,963	$91,086,234

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	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
Global Equity Allocation Fund
Class III:
Shares sold	27,642,413	$232,178,573	34,195,251	$284,107,090
Shares issued to shareholders in reinvestment of distributions	1,728,676	14,088,710	6,036,549	47,632,532
Shares repurchased	(7,782,559)	(64,077,612)	(20,201,960)	(168,170,506)
Purchase premiums	—	285,910	—	304,054
Redemption fees	—	66,554	—	174,241

Net increase (decrease)	21,588,530	$182,542,135	20,029,840	$164,047,411

International Equity Allocation Fund
Class III:
Shares sold	30,388,756	$295,037,254	19,059,781	$179,449,552
Shares issued to shareholders in reinvestment of distributions	163,513	1,505,958	2,822,119	25,821,337
Shares repurchased	(14,482,170)	(136,795,032)	(23,229,988)	(246,685,059)
Purchase premiums	—	584,973	—	351,209
Redemption fees	—	251,201	—	501,620

Net increase (decrease)	16,070,099	$160,584,354	(1,348,088)	$(40,561,341)

International Opportunities Equity Allocation Fund
Class III:
Shares sold	5,081,254	$68,810,883	12,114,548	$174,103,506
Shares issued to shareholders in reinvestment of distributions	—	—	1,462,354	18,630,396
Shares repurchased	(1,129,161)	(14,751,319)	(7,409,477)	(103,265,373)

Net increase (decrease)	3,952,093	$54,059,564	6,167,425	$89,468,529

Special Situations Fund
Class III:
Shares sold	503,320	$13,412,952	979,666	$26,421,133
Shares repurchased	(246,373)	(6,596,865)	(351,839)	(9,392,841)

Net increase (decrease)	256,947	$6,816,087	627,827	$17,028,292

Class VI:
Shares sold	3,185,197	$85,224,330	13,130,882	$354,291,511
Shares repurchased	(5,079,257)	(136,733,194)	(12,408,110)	(334,950,383)

Net increase (decrease)	(1,894,060)	$(51,508,864)	722,772	$19,341,128

Strategic Opportunities Allocation Fund
Class III:
Shares sold	2,565,453	$54,629,965	16,230,364	$333,857,009
Shares issued to shareholders in reinvestment of distributions	—	—	2,320,244	46,474,494
Shares repurchased	(2,743,096)	(59,618,221)	(7,750,398)	(155,890,060)

Net increase (decrease)	(177,643)	$(4,988,256)	10,800,210	$224,441,443

U.S. Equity Allocation Fund
Class III:
Shares sold	272,032	$7,772,640	107,418	$2,779,777
Shares issued to shareholders in reinvestment of distributions	10,587	301,627	67,257	1,754,750
Shares repurchased	(7,335)	(207,153)	(1,605,752)	(41,540,253)

Net increase (decrease)	275,284	$7,867,114	(1,431,077)	$(37,005,726)

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	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012

	Shares	Amount	Shares	Amount
World Opportunities Equity Allocation Fund
Class III:
Shares sold	13,102,100	$254,458,010	4,230,014	$78,755,526
Shares issued to shareholders in reinvestment of distributions	—	—	1,315,879	23,949,004
Shares repurchased	(1,447,536)	(28,428,852)	(5,049,694)	(92,755,330)

Net increase (decrease)	11,654,564	$226,029,158	496,199	$9,949,200

*	Class commenced operations on March 1, 2012.
**	Class commenced operations on June 15, 2011.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases		Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Alpha Only Fund
International Growth Equity Fund, Class IV	$371,621,126	$129,161,335		$127,762,000		$8,123,535	$—	$—	$368,977,455
International Intrinsic Value Fund, Class IV	557,233,684	321,759,683		47,082,300		8,228,784	—	—	810,651,338
Quality Fund, Class VI	603,807,351	208,642,715		794,583,492	**	37,376,314		—	—
U.S. Core Equity Fund, Class VI	310,897,414	95,692,163		40,095,000		1,606,863	—	—	386,444,207
U.S. Flexible Equities Fund, Class VI	—	727,090,892	***	—		—	—	—	749,144,645
U.S. Treasury Fund	50,921,848	816,039,543		692,505,000		39,543	—	—	174,456,392

Totals	$1,894,481,423	$2,298,386,331		$1,702,027,792		$55,375,039	$—	$—	$2,489,674,037

** $715,624,592 was redeemed in-kind.
*** $715,624,592 was purchased in-kind.

Alternative Asset Opportunity Fund
Short-Duration Collateral Fund	$4,714,481	$—		$—		$26,419	$—	$1,401,610	$3,567,502
U.S. Treasury Fund	15,670,612	187,250,129		8,700,000		50,129	—	—	194,220,740

Totals	$20,385,093	$187,250,129		$8,700,000		$76,548	$—	$1,401,610	$197,788,242

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Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Benchmark-Free Allocation Fund
Alpha Only Fund, Class IV	$21,013,573	$396,772,979	$30,000	$800,246	$—	$—	$420,409,792
Alternative Asset Opportunity Fund	1,338,981	156,269,401	—	—	—	—	157,426,399
Currency Hedged International Equity Fund, Class III	17,676,489	—	17,828,942	—	—	—	—
Debt Opportunities Fund, Class VI	1,547,578	103,902,007	—	147,894	491,734	—	107,818,925
Emerging Country Debt Fund, Class IV	2,307,559	40,834,374	—	630,778	—	—	44,263,582
Emerging Markets Fund, Class VI	12,431,619	—	10,511,120	—	—	—	—
Flexible Equities Fund, Class VI	7,960,464	67,455,745	—	237,670	—	—	70,133,737
Quality Fund, Class VI	31,909,928	—	32,073,499	—	—	—	—
Special Situations Fund, Class VI	4,714,131	30,103,011	35,090,449	—	—	—	—
Strategic Fixed Income Fund, Class VI	12,657,138	430,651	—	430,651	—	—	13,292,696
U.S. Treasury Fund****	—	50,003,747	50,003,747	5,847	—	—	—
World Opportunity Overlay Fund	792,223	—	791,893	—	—	—	—

Totals	$114,349,683	$845,771,915	$146,329,650	$2,253,086	$491,734	$—	$813,345,131

Benchmark-Free Fund
Alpha Only Fund, Class IV	$651,434,959	$56,231,421	174,990,483	1,677,065	—	—	$545,622,425
Alternative Asset Opportunity Fund	42,409,888	50,818,941	—	—	—	—	93,279,267
Currency Hedged International Equity Fund, Class III	538,245,769	387,378,041	8,924,857	1,213,647	970,168	—	939,129,488
Debt Opportunities Fund, Class VI	52,471,767	38,178,427	—	195,730	650,786	—	94,216,548
Emerging Country Debt Fund, Class IV	66,358,364	1,832,821	—	1,832,821	—	—	71,683,073
Emerging Markets Fund, Class VI	387,955,031	160,099,602	34,724,956	—	—	—	482,874,628
Flexible Equities Fund, Class VI	241,557,893	1,469,191	109,178,139	969,191	—	—	107,671,561
Quality Equity Fund, Class VI	989,379,246	53,978,109	55,239,510	11,029,764	41,058,346	—	995,388,010
Special Situations Fund, Class VI	147,045,737	11,250,000	9,432,843	—	—	—	150,742,554
Strategic Fixed Income Fund, Class VI	376,043,671	12,582,676	249,340,047	11,582,676	—	—	139,317,286
World Opportunity Overlay Fund	22,536,458	—	22,527,068	—	—	—	—

Totals	$3,515,438,783	$773,819,229	$664,357,903	$28,500,894	$42,679,300	$—	$3,619,924,840

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Affiliate	Value, beginning of period	Purchases		Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Global Asset Allocation Fund
Alpha Only Fund, Class IV	$545,483,395	$166,565,029		$25,223,557		$1,955,896	$—	$—	$698,539,857
Alternative Asset Opportunity Fund	—	98,228,505		—		—	—	—	97,914,840
Asset Allocation Bond Fund, Class VI	37,422,271	10,105,159		47,079,639		19,943	425,925	—	—
Currency Hedged International Equity Fund, Class III	305,884,173	124,986,903		55,473,905		572,180	457,391	—	383,939,318
Debt Opportunities Fund, Class VI	—	53,968,141		230,354		82,610	274,671	—	55,016,812
Domestic Bond Fund, Class VI	68,231,741	—		—		321,560	—	18,818,933	52,406,830
Emerging Country Debt Fund, Class IV	18,059,084	6,529,892		—		514,050	—	—	25,558,447
Emerging Markets Fund, Class VI	316,523,512	113,034,138		14,290,393		—	—	—	384,757,907
Flexible Equities Fund, Class VI	147,961,994	9,568,404		48,677,991		402,442	—	—	92,572,730
International Core Equity Fund, Class VI	361,549,979	82,164,258		18,502,417		3,874,340	—	—	413,205,948
International Growth Equity Fund, Class IV	58,092,988	1,478,299		56,427,800		601,464	—	—	—
International Intrinsic Value Fund, Class IV	175,325,690	56,861,843		1,214,661		2,473,933	—	—	226,490,844
Quality Fund, Class VI	985,774,092	130,668,600		1,081,219,502	**	11,677,153	43,858,225	—	—
Short-Duration Investment Fund, Class III	2,970,832	6,107		3,003,828		6,107	—	—	—
Special Purpose Holding Fund	—	3,837		—		—	—	—	3,837
Special Situations Fund, Class VI	147,454,549	18,207,240		7,272,980		—	—	—	160,249,274
Strategic Fixed Income Fund, Class VI	385,788,871	26,055,401		128,584,771		11,680,604	—	—	287,453,524
U.S. Flexible Equities	—	1,044,317,129	***	59,435,030		—	—	—	1,026,605,391
World Opportunity Overlay Fund	24,388,538	—		24,632,423		—	—	—	—

Totals	$3,580,911,709	$1,942,748,885		$1,571,269,251		$34,182,282	$45,016,212	$18,818,933	$3,904,715,559

** $1,021,481,870 was redeemed in-kind.
*** $1,021,481,870 was purchased in-kind.

Global Equity Allocation Fund
Alpha Only Fund, Class IV	$16,201,987	$—		$16,430,184		$—	$—	$—	$—
Currency Hedged International Equity Fund, Class III	123,326,682	50,994,985		8,528,512		251,343	200,920	—	167,925,187
Emerging Markets Fund, Class VI	216,367,860	71,983,653		2,167,033		—	—	—	263,287,917
Flexible Equities Fund, Class VI	63,427,170	10,864,856		27,980,180		165,369	—	—	40,508,405
International Core Equity Fund, Class VI	317,912,673	75,963,736		51,300,227		3,089,669	—	—	327,643,404
International Growth Equity Fund, Class IV	33,921,927	615,335		33,226,451		215,335	—	—	—
International Intrinsic Value Fund, Class IV	121,030,322	76,745,328		2,801,512		2,153,755	—	—	193,744,228
Quality Fund, Class VI	662,574,369	135,700,622		771,239,617	**	8,231,105	32,193,700	—	—
Short-Duration Investment Fund, Class III	140,804	286		142,353		286	—	—	—
Special Purpose Holding Fund	—	179		—		—	—	—	179
SPV I, LLC	26	—		—		—	—	—	39
U.S. Core Equity Fund, Class VI	81,964,155	7,326,141		21,799,915		379,604	—	—	71,114,990
U.S. Flexible Equities Fund, Class VI	—	752,488,792	***	32,922,523		—	—	—	749,653,234

Totals	$1,636,867,975	$1,182,683,913		$968,538,507		$14,486,466	$32,394,620	$—	$1,813,877,583

** $751,738,792 was redeemed in-kind.
*** $751,738,792 was purchased in-kind.

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Affiliate	Value, beginning of period	Purchases		Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
International Equity Allocation Fund
Emerging Markets Fund, Class VI	$285,326,259	$92,928,715		$17,677,988		$—	$—	$—	$327,565,807
Flexible Equities Fund, Class VI	48,831,797	10,218,167		15,647,897		170,385	—	—	36,487,584
International Growth Equity Fund, Class IV	343,220,957	79,531,148		136,545,021		6,371,358	—	—	280,467,168
International Intrinsic Value Fund, Class IV	489,641,808	199,516,774		39,621,408		7,236,748	—	—	630,318,433

Totals	$1,167,020,821	$382,194,804		$209,492,314		$13,778,491	$—	$—	$1,274,838,992

International Opportunities Equity Allocation Fund
Emerging Markets Fund, Class VI	$—	$15,092,116		$—		$—	$—	$—	$15,777,564
Flexible Equities Fund, Class VI	48,478,625	2,594,086		8,373,888		159,326	—	—	36,896,192
International Growth Equity Fund, Class IV	315,915,227	21,953,727		76,519,711		5,345,356	—	—	257,169,022
International Intrinsic Value Fund, Class IV	445,960,050	118,919,848		8,508,258		5,608,103	—	—	541,456,409

Totals	$810,353,902	$158,559,777		$93,401,857		$11,112,785	$—	$—	$851,299,187

Special Situations Fund
U.S. Treasury Fund	$690,885,151	$70,358,187		$140,000,000		$358,187	$—	$—	$621,243,338

Totals	$690,885,151	$70,358,187		$140,000,000		$358,187	$—	$—	$621,243,338

Strategic Opportunities Allocation Fund
Alpha Only Fund, Class IV	$19,822,444	$44,591,002		$19,528,277		$132,493	$—	$—	$45,929,417
Currency Hedged International Equity Fund, Class III	212,591,450	63,415,344		5,700,299		410,417	328,081	—	275,816,294
Debt Opportunities Fund, Class VI	—	52,299,962		—		111,551	370,895	—	53,695,809
Domestic Bond Fund, Class VI	17,738,129	—		—		83,596	—	4,892,337	13,624,145
Emerging Country Debt Fund, Class IV	13,063,981	540,435		—		363,545	—	—	14,296,214
Emerging Markets Fund, Class VI	39,335,795	21,918,355		—		—	—	—	58,084,101
Flexible Equities Fund, Class VI	106,384,382	1,749,691		19,983,314		418,468	—	—	76,281,678
International Growth Equity Fund, Class IV	177,498,869	15,338,591		61,982,795		2,950,721	—	—	127,250,655
International Intrinsic Value Fund, Class IV	338,612,379	77,055,431		8,647,100		4,030,123	—	—	394,988,823
Quality Fund, Class VI	764,618,261	66,423,034		805,080,232	**	8,962,249	33,759,981	—	—
Special Situations Fund, Class VI	98,200,349	1,598,767		50,198,486		—	—	—	50,816,092
Strategic Fixed Income Fund, Class VI	180,657,308	7,662,752		78,709,040		5,515,450	—	—	110,951,226
U.S. Core Equity Fund, Class VI	32,523,995	584,285		—		151,763	—	—	35,022,764
U.S. Flexible Equities Fund, Class VI	—	787,631,041	***	20,884,018		—	—	—	798,423,193
World Opportunity Overlay Fund	9,228,390	—		9,320,674		—	—	—	—

	$2,010,275,732	$1,140,808,690		$1,080,034,235		$23,130,376	$34,458,957	$4,892,337	$2,055,180,411

** $787,331,041 was redeemed in-kind.
*** $787,331,041 was purchased in-kind.

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Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Affiliate	Value, beginning of period	Purchases		Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
U.S. Equity Allocation Fund
Quality Fund, Class VI	$32,804,306	$5,826,149		$37,329,219	**	$427,061	$1,588,381	$—	$—
U.S. Core Equity Fund, Class VI	30,986,422	3,867,331		150,000		160,290	—	—	36,637,852
U.S. Flexible Equities Fund, Class VI	—	37,271,937	***	—		—	—	—	38,775,062
U.S. Small/Mid Cap Fund, Class III	1,427,171	255,032		—		5,032	—	—	1,697,542

Totals	$65,217,899	$47,220,449		$37,479,219		$592,383	$1,588,381	$—	$77,110,456

** $37,271,937 was redeemed in-kind.
*** $37,271,937 was purchased in-kind.

World Opportunities Equity Allocation Fund
Currency Hedged International Equity Fund, Class III	$107,204,495	$42,949,763		$11,623,190		$202,008	$161,482	$—	$138,944,890
Emerging Markets Fund, Class VI	—	28,819,934		60,068		—	—	—	29,914,549
Flexible Equities Fund, Class VI	49,265,004	7,025,551		13,044,242		174,443	—	—	38,473,445
International Growth Equity Fund, Class IV	146,508,832	39,604,034		67,143,227		2,338,820	—	—	115,769,255
International Intrinsic Value Fund, Class IV	276,646,189	120,395,883		3,091,594		4,231,462	—	—	386,224,522
Quality Fund, Class VI	546,462,743	161,073,379		682,621,729	*	7,069,390	29,027,750	—	—
U.S. Core Equity Fund, Class VI	109,071,465	17,055,669		41,734,211		501,164	—	—	90,328,299
U.S. Flexible Equities Fund, Class VI	—	676,780,117	**	4,653,125		—	—	—	699,402,775

Totals	$1,235,158,728	$1,093,704,330		$823,971,386		$14,517,287	$29,189,232	$—	$1,499,057,735

** $676,780,117 was redeemed in-kind.
*** $676,780,117 was purchased in-kind.

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through August 31, 2012 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.
****	Owned by Implementation Fund

11.	Subsequent Events

Effective September 11, 2012, Ben Inker and Sam Wilderman are the Senior Members and Co-Directors of the Asset Allocation Division of GMO.

122

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Board Review of Management Agreements

August 31, 2012 (Unaudited)

Alpha Only Fund

Approval of renewal of management agreement for GMO Alpha Only Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees observed that the comparative data provided by the third-party data services was based on peer groups that included funds with investment approaches that were substantially different from that of the Fund and gave correspondingly less weight to that information. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the

123

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Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Alternative Asset Opportunity Fund

Approval of renewal of management agreement for GMO Alternative Asset Opportunity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

124

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees noted in particular that some GMO funds in which it invests (“underlying GMO funds”) do not charge any advisory fees, and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds that the Fund would otherwise bear as a result of its investments in them. In addition, the Trustees considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo,

125

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

Since the Fund only recently commenced operations, the Trustees were unable to consider its performance for a full fiscal year. However, the Trustees considered the qualifications, experience and expertise of the Asset Allocation Division personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the Manager’s profitability with respect to those funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives to the GMO funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

126

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees observed that the comparative data provided by the third-party data services was based on peer groups that included funds with investment approaches that were substantially different from that of the Fund and gave correspondingly less weight to that information. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the Manager’s profitability with respect to those funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives to the GMO funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and

127

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible

128

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees reviewed information provided by the Manager regarding the Manager’s standard fee rates for its separate accounts. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the Manager’s profitability with respect to those funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives to the GMO funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

129

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the Manager’s profitability with respect to those funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives to the GMO funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

130

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

International Opportunities Equity Allocation Fund

Approval of renewal of management agreement for GMO International Opportunities Equity Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the Manager’s profitability with respect to those funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives to the GMO funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

131

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Special Situations Fund

Approval of renewal of management agreement for GMO Special Situations Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees considered that the Fund’s performance is intended to complement the strategies being pursued by the Manager in GMO’s asset allocation funds and GMO’s separate accounts and noted that the Fund is not a standalone investment and that the Manager does not seek to control the Fund’s risk relative to, or manage the Fund to, or outperform, a particular securities market index (or blend of market indices) or benchmark. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives. In evaluating the Fund’s management and shareholder servicing fees, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the other GMO funds. In considering that information, the Trustees took into account so-called “fallout benefits” to the Manager and also possible reputational value the

132

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund’s management agreement was based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the management agreements of exchange-traded funds and other mutual funds, including other GMO funds, in which it may invest. The Trustees also considered possible economies of scale to the Manager at recent asset levels and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

133

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the Manager’s profitability with respect to those funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives to the GMO funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

U.S. Equity Allocation Fund

Approval of renewal of management agreement for GMO U.S. Equity Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested

134

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the Manager’s profitability with respect to those funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives to the GMO funds in which the Fund invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance

135

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

World Opportunities Equity Allocation Fund

Approval of renewal of management agreement for GMO World Opportunities Equity Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2012, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the management agreement for each series of the Trust (collectively, the “GMO funds”) and also considered the overlapping interests of the GMO funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 11, 2012, the full Board of Trustees met with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating investment performance. At a separate meeting also held on May 11, 2012 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed extensive materials provided by the Manager to the Trustees for purposes of considering the renewal of the management agreement of the Fund and the other GMO funds. At the conclusion of those meetings, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager provided that information prior to and at a meeting of the Trustees on June 12, 2012. In addition, at the meeting of the Trustees on June 12, 2012, representatives of the Manager met with the Trustees to answer questions.

The Trustees met over the course of the year with the Manager’s investment advisory personnel and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under the Fund’s management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund’s investment performance relative to the benchmark stated in the prospectus, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund’s performance over various periods they deemed relevant, including information as to performance in relation to risk, information prepared by third-party data services, various statistical measures of the Fund’s performance, as well as factors identified by the Manager as contributing to the Fund’s performance. The Trustees also considered the qualifications, experience and expertise of the personnel responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered other so-called “fallout benefits” to the Manager and also possible reputational value the Manager derived from serving as the Fund’s investment manager. The Trustees considered the public record of the Fund’s performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, offering new funds, entering into sub-advisory relationships with other mutual fund groups, and/or expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the Manager’s profitability with respect to those funds and the Trust as a whole; and information prepared by a third-party data service concerning fees paid to managers of mutual funds deemed by that service to have similar objectives to the GMO funds in which the Fund invests.

136

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2012 (Unaudited)

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to the investment management services provided by the Manager. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of the Fund and other GMO funds. The Trustees also evaluated the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund was consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services provided by persons other than the Manager, considering, among other things, the Fund’s total expenses, the Manager’s reimbursement of expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services provided supported the renewal of that agreement.

Following their review, on June 12, 2012, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2012.

137

GMO Trust Funds

Fund Expenses

August 31, 2012 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2012.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 through August 31, 2012.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual				Hypothetical
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*		Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*		Annualized Net Expense Ratio
Alpha Only Fund
Class III	$1,000.00	$1,022.50	$3.31		$1,000.00	$1,021.93	$3.31		0.65%
Class M	$1,000.00	$1,023.10	$3.06		$1,000.00	$1,022.18	$3.06		0.60%
Alternative Asset Opportunity Fund
Core Class	$1,000.00	$1,004.30	$3.79		$1,000.00	$1,021.42	$3.82		0.75%
Consolidated Benchmark-Free Allocation Fund
Class III	$1,000.00	$1,014.90	$4.11		$1,000.00	$1,021.12	$4.13		0.81%
Class MF	$1,000.00	$1,012.10	$3.88	**	$1,000.00	$1,021.21	$3.90	**	0.77%
Benchmark-Free Fund
Class III	$1,000.00	$1,018.30	$2.85		$1,000.00	$1,022.38	$2.85		0.56%
Global Asset Allocation Fund
Class III	$1,000.00	$1,014.40	$2.59		$1,000.00	$1,022.63	$2.60		0.51%
Global Equity Allocation Fund
Class III	$1,000.00	$1,005.30	$2.58		$1,000.00	$1,022.63	$2.60		0.51%
International Equity Allocation Fund
Class III	$1,000.00	$961.10	$3.26		$1,000.00	$1,021.88	$3.36		0.66%
International Opportunities Equity Allocation Fund
Class III	$1,000.00	$984.10	$3.00		$1,000.00	$1,022.18	$3.06		0.60%
Special Situations Fund
Class III	$1,000.00	$1,012.10	$2.64		$1,000.00	$1,022.58	$2.65		0.52%
Class VI	$1,000.00	$1,012.40	$2.18		$1,000.00	$1,023.04	$2.19		0.43%
Strategic Opportunities Allocation Fund
Class III	$1,000.00	$1,022.60	$2.50		$1,000.00	$1,022.74	$2.50		0.49%

138

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2012 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period	Annualized Net Expense Ratio
U.S. Equity Allocation Fund
Class III	$1,000.00	$1,061.50	$1.97	$1,000.00	$1,023.29	$1.94	0.38%
World Opportunities Equity Allocation Fund
Class III	$1,000.00	$1,025.10	$2.50	$1,000.00	$1,022.74	$2.50	0.49%

*	Expenses are calculated using each Class’s annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2012, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

**	For the period March 1, 2012 (commencement of operations) through August 31, 2012. Expense is calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2012, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 365 days in the year.

139

GMO Implementation Fund

Semiannual Report

August 31, 2012

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

Implementation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2012 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	83.6%
Short-Term Investments	14.5
Preferred Stocks	1.4
Investment Funds	1.1
Futures Contracts	0.0	^
Swaps	0.0	^
Rights/Warrants	0.0	^
Forward Currency Contracts	(0.2)
Other	(0.4)

	100.0%

Country Summary*	% of Investments
United States	37.0%
United Kingdom	11.3
Japan	10.6
France	5.0
Brazil	3.3
Germany	3.0
Switzerland	2.9
China	2.6
Italy	2.6
Russia	2.6
South Korea	2.0
Spain	2.0
Australia	1.9
Netherlands	1.3
Taiwan	1.1
India	1.0
Indonesia	1.0
Belgium	0.9
Singapore	0.9
Thailand	0.9
Turkey	0.9
South Africa	0.7
Mexico	0.6
Denmark	0.4
Philippines	0.4
Poland	0.4
Czech Republic	0.3
Egypt	0.3
Hong Kong	0.3
Ireland	0.3
Austria	0.2
Canada	0.2
Finland	0.2
New Zealand	0.2
Sweden	0.2
Greece	0.1
Israel	0.1
Malaysia	0.1
Norway	0.1
Portugal	0.1
Chile	0.0	^
Hungary	0.0	^
Kazakhstan	0.0	^
Panama	0.0	^
Sri Lanka	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	13.7%
Food, Beverage & Tobacco	12.1
Energy	11.9
Software & Services	9.6
Telecommunication Services	7.3
Technology Hardware & Equipment	6.2
Banks	6.0
Materials	4.1
Capital Goods	3.9
Health Care Equipment & Services	3.7
Utilities	2.9
Retailing	2.9
Food & Staples Retailing	2.8
Household & Personal Products	2.8
Automobiles & Components	1.9
Insurance	1.4
Real Estate	1.2
Consumer Services	1.2
Semiconductors & Semiconductor Equipment	1.1
Diversified Financials	0.9
Consumer Durables & Apparel	0.9
Transportation	0.8
Media	0.5
Commercial & Professional Services	0.2

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks and ETFs, if any. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 83.6%

	Australia — 1.8%
25,255	ALS Ltd/Queensland	216,761
466,335	Arrium Ltd	313,559
14,577	Australia & New Zealand Banking Group Ltd	375,678
17,159	BHP Billiton Ltd	568,178
62,307	Billabong International Ltd	87,217
972,724	BlueScope Steel Ltd *	338,710
14,255	Commonwealth Bank of Australia	808,931
15,826	CSL Ltd	728,375
39,811	David Jones Ltd	100,118
588,259	Dexus Property Group REIT	582,185
378,035	Goodman Fielder Ltd	203,022
124,422	Goodman Group REIT	514,296
183,687	GPT Group REIT	666,716
138,545	Investa Office Fund REIT	406,226
20,099	JB Hi-Fi Ltd	190,228
17,831	Macquarie Group Ltd	498,204
274,736	Mirvac Group REIT	384,493
169,977	Pacific Brands Ltd	107,956
115,177	Qantas Airways Ltd *	137,614
171,105	QBE Insurance Group Ltd	2,313,697
110,115	Resolute Mining Ltd *	170,540
304,439	Stockland REIT	1,003,252
104,921	TABCORP Holdings Ltd	317,162
28,807	Tatts Group Ltd	81,066
831,091	Telstra Corp Ltd	3,307,759
18,306	Wesfarmers Ltd	655,387
76,172	Westpac Banking Corp	1,957,539

	Total Australia	17,034,869

	Austria — 0.2%
6,080	Andritz AG	313,157
24,061	OMV AG	797,231
5,427	Raiffeisen Bank International AG	180,968
13,970	Voestalpine AG	400,036

	Total Austria	1,691,392

	Belgium — 0.7%
27,148	Ageas	603,111
64,305	Anheuser-Busch InBev NV	5,410,132
20,005	Belgacom SA	592,532
5,794	Delhaize Group SA	229,489

	Total Belgium	6,835,264

	Brazil — 1.9%
4,900	Anhanguera Educacional Participacoes SA	72,924
58,000	Banco Bradesco SA ADR	952,360
168,100	Banco do Brasil SA	1,919,581
22,300	Banco Santander Brasil SA/Brazil	171,378
80,200	Banco Santander Brasil SA ADR	607,916

Shares	Description	Value ($)

	Brazil — continued
61,400	BM&FBovespa SA	325,164
6,800	BR Malls Participacoes SA	84,753
15,900	BR Properties SA	193,473
26,600	Brasil Brokers Participacoes SA	86,749
37,000	Brookfield Incorporacoes SA	74,186
21,600	Centrais Eletricas Brasileiras SA	138,545
8,600	Centrais Eletricas Brasileiras SA ADR	77,830
25,500	Centrais Eletricas Brasileiras SA Sponsored ADR	165,750
2,900	Cia de Bebidas das Americas	91,105
900	Cia de Saneamento Basico do Estado de Sao Paulo	38,041
1,700	Cia de Saneamento Basico do Estado de Sao Paulo ADR	144,687
2,000	Cia de Saneamento de Minas Gerais-COPASA	47,786
5,800	Cia Paranaense de Energia Sponsored ADR	103,182
27,100	Cielo SA	801,158
16,900	Companhia Energetica de Minas Gerais Sponsored ADR	287,300
17,400	Duratex SA	104,662
10,000	Embraer SA	68,969
9,500	Embraer SA ADR	256,025
13,500	Even Construtora e Incorporadora SA	51,209
107,300	Gerdau SA Sponsored ADR	958,189
12,600	Iochpe-Maxion SA	178,705
97,500	Itau Unibanco Holding SA ADR	1,541,475
6,200	Kroton Educacional SA *	101,404
5,500	Localiza Rent a Car SA	97,000
3,000	M Dias Branco SA	93,108
12,000	MMX Mineracao e Metalicos SA *	32,218
14,000	MRV Engenharia e Participacoes SA	81,245
6,200	Multiplan Empreendimentos Imobiliarios SA	158,520
23,400	Multiplus SA	497,995
1,000	Natura Cosmeticos SA	25,075
4,800	Obrascon Huarte Lain Brasil SA	46,465
21,300	Oi SA ADR	79,236
173,300	PDG Realty SA Empreendimentos e Participacoes	337,226
79,400	Petroleo Brasileiro SA (Petrobras) ADR	1,678,516
34,700	Qualicorp SA *	341,034
43,900	Redecard SA	725,575
39,000	Rossi Residencial SA	116,814
6,400	Sul America SA	45,464
21,600	Telefonica Brasil SA ADR	461,592
6,200	Tim Participacoes SA	24,649
1,800	Tim Participacoes SA ADR	35,118
4,200	Totvs SA	81,625
10,200	Ultrapar Participacoes SA	218,080
8,700	Ultrapar Participacoes SA Sponsored ADR	190,356
151,600	Vale SA Sponsored ADR	2,481,692

	Total Brazil	17,493,109

2	See accompanying notes to the financial statements.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Canada — 1.0%
2,400	Alimentation Couche Tard Inc.-Class B	122,076
19,600	BCE Inc	871,288
10,300	Canadian National Railway Co	942,490
34,200	Canadian Natural Resources Ltd	1,040,485
2,300	Canadian Pacific Railway Ltd	190,113
24,390	Enbridge Inc	960,260
50,700	Encana Corp	1,122,266
19,200	First Quantum Minerals Ltd	369,879
12,800	Husky Energy Inc	338,520
30,400	Manulife Financial Corp	340,468
4,900	Methanex Corp	146,043
7,800	Metro Inc	453,084
70,700	Research in Motion Ltd *	471,214
13,000	Royal Bank of Canada	727,578
22,400	Sherritt International Corp	99,757
38,000	Sun Life Financial Inc	887,020

	Total Canada	9,082,541

	Chile — 0.0%
11,845	ENTEL Chile SA	228,135

	China — 2.2%
82,000	Air China Ltd	49,533
3,200	Baidu Inc Sponsored ADR *	356,608
2,241,000	Bank of China Ltd	818,087
208,000	Bank of Communications Co Ltd	136,780
481,000	China Citic Bank Corp Ltd	230,492
277,000	China Coal Energy Co Ltd	231,574
409,000	China Communications Construction Co Ltd	316,161
378,000	China Communications Services Corp Ltd	210,567
887,000	China Construction Bank Corp	585,072
110,500	China COSCO Holdings Co Ltd *	42,038
170,865	China Everbright Ltd	208,586
359,000	China High Speed Transmission Equipment Group Co. Ltd *	110,779
324,000	China Life Insurance Co Ltd	876,245
3,300	China Life Insurance Co Ltd ADR	133,485
16,000	China Merchants Holdings International Co Ltd	46,190
197,000	China Minsheng Banking Corp Ltd	161,295
531,500	China Mobile Ltd	5,689,027
88,000	China Oilfield Services Ltd	141,114
49,600	China Pacific Insurance Group Co Ltd	148,108
702,000	China Petroleum & Chemical Corp	663,119
900	China Petroleum & Chemical Corp ADR	84,825
392,500	China Railway Construction Corp Ltd	297,830
879,000	China Railway Group Ltd	332,813
55,500	China Shenhua Energy Co Ltd	203,373
229,000	China Shipping Container Lines Co Ltd *	43,683
66,000	China Shipping Development Co Ltd	24,939
164,000	China Southern Airlines Co Ltd	69,954
1,734,000	China Telecom Corp Ltd	962,948

Shares	Description	Value ($)

	China — continued
1,400	China Telecom Corp Ltd ADR	78,106
236,000	China Unicom Hong Kong Ltd	373,547
13,800	China Unicom Hong Kong Ltd ADR	218,868
259,000	China Yurun Food Group Ltd *	159,208
72,000	Chongqing Rural Commercial Bank	29,882
155,000	Citic Pacific Ltd	190,224
25,500	CITIC Securities Co Ltd	43,099
680,000	CNOOC Ltd	1,302,320
1,000	CNOOC Ltd ADR	189,400
70,000	COSCO Pacific Ltd	87,095
122,000	CSR Corp Ltd	83,166
55,800	Dongfang Electric Corp Ltd	76,650
78,000	Dongfeng Motor Group Co Ltd	101,754
43,600	Great Wall Motor Co Ltd	99,247
70,000	Harbin Electric Co Ltd	56,677
24,300	Hengan International Group Co. Ltd	244,159
1,970,265	Industrial & Commercial Bank of China	1,075,827
106,000	Kunlun Energy Co. Ltd	182,057
528,000	Lonking Holdings Ltd	81,486
486,000	PetroChina Co Ltd	589,169
186,000	PICC Property & Casualty Co Ltd	224,950
117,000	Ping An Insurance Group Co	849,420
116,000	Shanghai Electric Group Co Ltd	46,891
31,000	Shanghai Industrial Holdings Ltd	85,251
155,500	Sun Art Retail Group Ltd	196,553
1,500	Tencent Holdings Ltd	45,938
66,000	Weichai Power Co Ltd	175,290
134,000	Yanzhou Coal Mining Co Ltd	192,934
153,600	Zoomlion Heavy Industry Science and Technology Co Ltd	165,194

	Total China	20,419,587

	Czech Republic — 0.3%
37,121	CEZ AS	1,457,203
3,694	Komercni Banka AS	718,281
8,114	Telefonica Czech Republic AS	172,156

	Total Czech Republic	2,347,640

	Denmark — 0.3%
417	Coloplast A/S-Class B	83,177
5,597	GN Store Nord A/S	75,528
17,129	Novo Nordisk A/S-Class B	2,691,099

	Total Denmark	2,849,804

	Egypt — 0.3%
84,141	Citadel Capital SAE *	48,010
72,714	Commercial International Bank Egypt SAE	357,886
55,930	Egyptian Financial Group-Hermes Holding *	111,939
137,192	Ezz Steel	218,076
4,137	Orascom Construction Industries	186,018

See accompanying notes to the financial statements.	3

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Egypt — continued
976	Orascom Construction Industries GDR	43,722
48,970	Orascom Telecom Holding SAE *	29,062
139,630	Orascom Telecom Holding SAE GDR *	409,678
3,445,885	Orascom Telecom Media And Technology Holding SAE	321,103
456,930	Palm Hills Developments SAE *	171,824
281,930	Talaat Moustafa Group *	213,915
76,422	Telecom Egypt Co	176,571

	Total Egypt	2,287,804

	Finland — 0.2%
15,947	Neste Oil OYJ	183,375
465,876	Nokia Oyj	1,314,076
2,950	Nokian Renkaat Oyj	115,783
5,823	Tieto Oyj	99,690

	Total Finland	1,712,924

	France — 4.3%
83,180	Air France-KLM *	418,208
8,339	Arkema SA	708,912
2,299	Artprice.com *	69,509
23,202	AXA	334,524
16,530	BNP Paribas	715,421
5,157	Cie Generale d’Optique Essilor International SA	449,755
39,671	European Aeronautic Defence and Space Co NV	1,509,887
53,009	France Telecom SA	731,998
3,185	Gemalto NV	252,010
1,812	L’Oreal SA	222,543
16,491	Lagardere SCA	462,760
4,227	Pernod-Ricard SA	454,958
108,400	Peugeot SA *	817,993
3,502	Rallye SA	105,145
886	Remy Cointreau SA	101,117
33,623	Renault SA	1,568,056
3,794	Safran SA	132,646
161,091	Sanofi	13,177,218
309,135	Total SA	15,412,450
65,021	Vivendi SA	1,272,545
4,961	Zodiac Aerospace	472,314

	Total France	39,389,969

	Germany — 2.1%
7,181	Adidas AG	561,800
10,373	Bayer AG (Registered)	803,280
1,559	Beiersdorf AG (Bearer)	111,600
2,790	Continental AG	276,813
32,675	Deutsche Lufthansa AG	402,517
11,952	Deutsche Post AG (Registered)	231,831
5,445	Duerr AG	357,982

Shares	Description	Value ($)

	Germany — continued
291,668	E. On AG	6,693,660
5,863	Fresenius SE & Co KGaA	624,895
15,751	GEA Group AG	415,083
6,017	Lanxess AG	455,689
12,258	Leoni AG	458,307
4,845	Muenchener Rueckversicherungs AG (Registered)	715,978
10,028	Norddeutsche Affinerie AG	542,356
44,037	RWE AG	1,843,304
8,160	Salzgitter AG	300,088
67,494	SAP AG	4,434,445
17,921	Suedzucker AG	600,305

	Total Germany	19,829,933

	Greece — 0.1%
3,500	Marfin Investment Group Holdings SA *	841
53,633	OPAP SA	373,335
46,915	Public Power Corp SA *	155,328

	Total Greece	529,504

	Hong Kong — 0.3%
125,000	CLP Holdings Ltd	1,042,622
251,000	Esprit Holdings Ltd	386,539
44,000	Galaxy Entertainment Group Ltd *	125,491
89,171	Melco International Development Ltd	72,618
297,000	Pacific Basin Shipping Ltd	124,240
38,500	Swire Pacific Ltd Class A	457,191
71,500	Yue Yuen Industrial Holdings Ltd	207,984

	Total Hong Kong	2,416,685

	Hungary — 0.0%
42,473	Magyar Telekom Telecommunications Plc	80,433
862	MOL Hungarian Oil and Gas Plc	63,368
8,563	OTP Bank Plc	135,322
410	Richter Gedeon Nyrt	69,805

	Total Hungary	348,928

	India — 0.9%
21,437	Axis Bank Ltd GDR	388,692
4,828	Grasim Industries Ltd GDR	257,438
19,300	HDFC Bank Ltd ADR	648,094
389,100	Hindalco Industries Ltd 144A	706,271
11,200	ICICI Bank Ltd Sponsored ADR	364,336
47,800	Infosys Technologies Ltd Sponsored ADR	2,032,934
7,644	Mahindra & Mahindra Ltd GDR	103,744
37,456	Reliance Industries Ltd 144A	1,022,084
11,465	State Bank of India GDR	796,598
93,500	Sterlite Industries India Ltd ADR	660,110
32,900	Tata Motors Ltd Sponsored ADR	694,848
43,400	Wipro Ltd ADR	337,652

	Total India	8,012,801

4	See accompanying notes to the financial statements.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Indonesia — 0.8%
3,233,500	Astra International Tbk PT	2,293,682
1,150,000	Bank Mandiri Persero Tbk PT	943,084
175,000	Bank Negara Indonesia Persero Tbk PT	68,459
780,500	Bank Rakyat Indonesia Persero Tbk PT	570,126
2,719,500	Bhakti Investama Tbk PT	109,976
478,000	Bumi Resources Tbk PT	35,106
306,000	Gajah Tunggal Tbk PT	77,885
1,230,000	Global Mediacom Tbk PT	225,944
113,500	Harum Energy Tbk PT	69,772
55,500	Indomobil Sukses Internasional Tbk PT	33,221
114,000	Indosat Tbk PT	61,087
208,500	Kalbe Farma Tbk PT	84,825
1,631,500	Media Nusantara Citra Tbk PT	364,163
128,500	Mitra Adiperkasa Tbk PT	89,094
1,632,000	Perusahaan Gas Negara Persero Tbk PT	634,001
341,500	Semen Gresik Persero Tbk PT	444,935
48,000	Tambang Batubara Bukit Asam Persero Tbk PT	73,609
671,500	Telekomunikasi Indonesia Persero Tbk PT	655,634
17,200	Telekomunikasi Indonesia Tbk PT Sponsored ADR	663,920
78,500	Tower Bersama Infrastructure Tbk PT *	31,912
93,500	United Tractors Tbk PT	197,132
133,000	XL Axiata Tbk PT	100,541

	Total Indonesia	7,828,108

	Ireland — 0.3%
37,065	C&C Group Plc	168,147
48,411	CRH Plc	852,638
9,131	DCC Plc	238,461
13,080	Kerry Group Plc Class A	626,548
5,663	Paddy Power Plc	400,702

	Total Ireland	2,286,496

	Israel — 0.1%
34,083	Africa Israel Investments Ltd *	53,153
3,996	Mellanox Technologies Ltd *	469,184
21,983	Partner Communications Co Ltd	93,087
102	Paz Oil Co Ltd	10,220

	Total Israel	625,644

	Italy — 1.6%
16,933	Azimut Holding SPA	179,397
1,300,729	Enel SPA	4,279,108
220,552	ENI SPA	4,866,418
48,399	Fiat Industrial SPA	486,120
49,447	Fiat SPA *	268,733
178,584	Finmeccanica SPA *	790,958
46,239	Impregilo SPA	166,663
64,536	Intesa Sanpaolo SPA	81,838

Shares	Description	Value ($)

	Italy — continued
4,441	Luxottica Group SPA	161,383
71,169	Mediolanum SPA	277,995
61,531	Pirelli & C. SPA	675,605
16,120	Recordati SPA	115,576
1,313,607	Telecom Italia SPA	1,220,469
71,153	Terna Rete Elettrica Nazionale SPA	246,937
1,070,958	Terna SPA	846,957
3,033	Tod’s SPA	322,129

	Total Italy	14,986,286

	Japan — 8.6%
284	Accordia Golf Co Ltd	181,792
108	Advance Residence Investment Corp REIT	217,805
17,700	Advantest Corp	259,118
101,000	Aeon Co Ltd	1,163,081
44,000	Anritsu Corp	533,047
17,400	Asahi Group Holdings Ltd	422,257
39,200	Astellas Pharma Inc	1,919,489
7,300	Capcom Co Ltd	145,577
17,400	Credit Saison Co Ltd	408,943
39,300	Daiei Inc (The) *	87,098
175,000	Daikyo Inc	422,556
22,500	Daito Trust Construction Co Ltd	2,203,089
51,000	Daiwabo Holdings Co Ltd	90,302
20,100	Dena Co Ltd	560,174
96,000	DIC Corp	159,109
8,600	East Japan Railway Co	577,355
20,900	Eisai Co Ltd	956,283
3,600	Fast Retailing Co Ltd	842,685
82,000	Fuji Electric Co Ltd	163,263
47,000	Fuji Heavy Industries Ltd	377,712
9,900	Fuji Oil Co Ltd	132,405
39,000	Gunze Ltd	99,058
33,000	Hanwa Co Ltd	111,791
504,500	Haseko Corp *	316,564
7,100	Hikari Tsushin Inc	356,012
71	Inpex Corp	406,156
112,000	Isuzu Motors Ltd	574,456
156,400	Itochu Corp	1,595,209
6,300	J Trust Co Ltd	59,900
281,000	Japan Tobacco, Inc.	8,520,262
35,300	JFE Holdings Inc	448,504
44,000	Juki Corp	63,978
420,300	JX Holdings Inc	2,188,410
21,600	K’s Holdings Corp	616,998
285,000	Kajima Corp	792,677
6,900	Kakaku.com Inc	247,993
17,700	Kao Corp	535,771
408,000	Kawasaki Kisen Kaisha Ltd *	550,166
404	KDDI Corp	2,898,166

See accompanying notes to the financial statements.	5

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
31,000	Kinugawa Rubber Industrial Co Ltd	203,932
113,000	Kobe Steel Ltd	87,224
14,486	Kohnan Shoji Co Ltd	175,010
6,100	Konami Corp	140,927
9,200	Lawson Inc	705,462
103,900	Leopalace21 Corp *	338,004
16,000	Look Inc	143,612
151,000	Marubeni Corp	975,064
290,000	Mazda Motor Corp *	350,158
26,204	Medipal Holdings Corp	376,351
3,600	MEIJI Holdings Co Ltd	168,101
3,400	Misawa Homes Co Ltd	48,822
151,500	Mitsubishi Chemical Holdings Corp	589,491
85,800	Mitsubishi Corp	1,588,659
8,750	Mitsubishi UFJ Lease & Finance Co Ltd	378,330
31,100	Mitsui & Co Ltd	436,825
107,000	Mitsui Engineering & Shipbuilding Co Ltd	118,141
147,012	Mitsui Mining & Smelting Co Ltd	296,754
181,000	Mitsui OSK Lines Ltd	456,131
874,400	Mizuho Financial Group Inc	1,411,867
23,600	Namco Bandai Holdings Inc	374,210
38,007	NET One Systems Co Ltd	503,685
10,700	Nichii Gakkan Co	110,328
26,400	Nikon Corp	732,834
4,700	Nintendo Co Ltd	530,106
221,000	Nippon Light Metal Co Ltd	221,682
32,800	Nippon Paper Group Inc	389,159
311,000	Nippon Steel Corp	603,949
69,800	Nippon Telegraph & Telephone Corp	3,236,521
267,000	Nippon Yusen KK	542,258
33,541	Nipro Corp	199,504
8,350	Nitori Co Ltd	837,291
58,000	Nitto Boseki Co Ltd	199,183
2,035	NTT Docomo, Inc.	3,466,817
138,000	Obayashi Corp	601,598
142,000	Oki Electric Industry Co Ltd *	166,316
7,900	Ono Pharmaceutical Co Ltd	491,701
134,500	Penta-Ocean Construction Co Ltd	314,786
9,095	Point Inc	326,655
467,600	Resona Holdings Inc	1,830,303
38,000	Ricoh Co Ltd	300,680
49,900	Round One Corp	243,978
6,700	Ryohin Keikaku Co Ltd	413,009
14,200	Sankyo Co Ltd	657,646
6,000	Sanrio Co Ltd	207,387
31,686	Sapporo Hokuyo Holdings Inc	81,250
23,400	Seven & I Holdings Co Ltd	712,024
26,500	Shinko Electric Industries Co Ltd	174,685
16,900	Softbank Corp	691,152
328,700	Sojitz Corp	442,119

Shares	Description	Value ($)

	Japan — continued
160,100	Sumitomo Corp	2,131,066
131,193	Sumitomo Light Metal Industries Ltd	116,085
95,200	Sumitomo Mitsui Construction Co Ltd *	58,676
23,700	Sumitomo Mitsui Financial Group Inc	738,156
82,000	SxL Corp *	150,357
430,000	Taiheiyo Cement Corp	931,249
290,000	Taisei Corp	791,549
1,600	Taisho Pharmaceutical Holdings Co Ltd	129,470
25,500	Taiyo Yuden Co Ltd	222,934
98,400	Takeda Pharmaceutical Co. Ltd	4,626,128
4,000	Tokyo Electric Power Co Inc (The) *	6,700
152,000	Tokyo Tatemono Co Ltd *	506,548
25,000	TonenGeneral Sekiyu KK	211,807
36,000	Tosoh Corp	76,199
67,100	Toyota Motor Corp	2,668,236
50,600	Toyota Tsusho Corp	1,037,265
21,000	Tsugami Corp	159,588
8,100	Unicharm Corp	471,845
121,567	Unitika Ltd *	60,691
61,900	UNY Co Ltd	515,539
4,320	USS Co Ltd	465,825
102	Wacom Co Ltd/Japan	230,713
6,400	West Japan Railway Co	280,565
1,554	Yahoo! Japan Corp	536,451
35,080	Yamada Denki Co Ltd	1,693,516

	Total Japan	79,614,050

	Kazakhstan — 0.0%
16,398	KazMunaiGas Exploration Production JSC GDR	294,201

	Malaysia — 0.1%
117,000	AMMB Holdings Bhd	237,724
47,948	Hong Leong Bank Bhd	206,727
19,300	Public Bank Bhd	88,465
20,600	Public Bank Bhd	94,617

	Total Malaysia	627,533

	Mexico — 0.5%
795,400	America Movil SAB de CV	1,018,060
93,300	America Movil SAB de CV Class L ADR	2,387,547
45,300	Corp GEO SAB de CV *	46,316
5,400	Desarrolladora Homex SAB de CV ADR *	60,588
7,900	Fomento Economico Mexicano SAB de CV	66,891
2,500	Fomento Economico Mexicano Sponsored ADR	211,250
94,000	Grupo Financiero Banorte SAB de CV	478,550
4,700	Grupo Modelo SAB de CV	42,665
18,200	Grupo Televisa SAB	83,255
12,800	Grupo Televisa SAB Sponsored ADR	294,144

6	See accompanying notes to the financial statements.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares		Description	Value ($)

		Mexico — continued
	72,400	Urbi Desarrollos Urbanos SAB de CV *	36,848
	86,200	Wal-Mart de Mexico SAB de CV	230,453

		Total Mexico	4,956,567

		Netherlands — 1.1%
	147,046	Aegon NV	754,807
	32,949	ASML Holding NV	1,869,728
	16,112	CSM	271,887
	7,267	Delta Lloyd NV	100,297
	130,221	ING Groep NV *	992,835
	60,002	Koninklijke BAM Groep NV	171,432
	2,239	Koninklijke Vopak NV	143,667
	26,854	SNS REAAL NV *	38,717
	155,740	Unilever NV	5,431,474
	5,282	Wereldhave NV REIT	271,404

		Total Netherlands	10,046,248

		New Zealand — 0.2%
	101,631	Chorus Ltd *	275,434
	82,907	Fletcher Building Ltd	444,010
	616,042	Telecom Corp of New Zealand Ltd	1,219,456

		Total New Zealand	1,938,900

		Norway — 0.1%
	14,741	Aker Solutions ASA	268,501
	17,465	TGS Nopec Geophysical Co ASA	511,080

		Total Norway	779,581

`		Panama — 0.0%
	2,200	Copa Holdings SA Class A	170,786

`		Philippines — 0.3%
	123,900	Aboitiz Power Corp	100,323
	288,820	BDO Unibank Inc	419,768
	220,500	First Gen Corp *	97,545
	7,295	Globe Telecom Inc	198,372
	10,560	GT Capital Holdings Inc *	134,969
	2,086,000	Megaworld Corp	108,323
	189,650	Metropolitan Bank & Trust	411,216
	12,235	Philippine Long Distance Telephone Co	796,373
	9,300	Philippine Long Distance Telephone Co Sponsored ADR	597,990
	240,800	Puregold Price Club Inc	163,106
	19,090	Universal Robina Corp	27,679

		Total Philippines	3,055,664

		Poland — 0.3%
	3,612	Bank Pekao SA	163,872
	1,027,648	Boryszew SA *	161,041
	400	BRE Bank SA *	36,755

Shares	Description	Value ($)

	Poland — continued
5,431	Jastrzebska Spolka Weglowa SA	143,553
50,055	KGHM Polska Miedz SA	1,960,445
28,283	Powszechna Kasa Oszczednosci Bank Polski SA	303,334
1,614	Powszechny Zaklad Ubezpieczen SA	167,983
31,886	Synthos SA	52,428

	Total Poland	2,989,411

	Portugal — 0.1%
307,983	EDP - Energias de Portugal SA	751,305
7,215	Jeronimo Martins SGPS SA	120,636

	Total Portugal	871,941

	Russia — 2.0%
11,167	Gazprom Neft JSC Sponsored ADR	262,558
509,409	Gazprom OAO Sponsored ADR	4,902,848
77,882	Lukoil OAO Sponsored ADR	4,411,249
13,205	Magnit OJSC GDR	420,515
2,210	Mail.ru Group Ltd GDR	72,042
34,300	Mechel Sponsored ADR	196,539
40,383	MMC Norilsk Nickel OJSC ADR	589,424
17,640	Mobile Telesystems Sponsored ADR	324,752
7,739	Novolipetsk Steel OJSC GDR	139,505
356,788	Rosneft Oil Co GDR	2,102,871
73,567	Rostelecom OJSC	281,651
176,781	Sberbank of Russia Sponsored ADR	2,023,987
11,896	Severstal OAO GDR	134,748
159,263	Surgutneftegas OJSC Sponsored ADR	1,377,503
18,755	Tatneft Sponsored ADR	715,042
1,903	TMK OAO GDR	26,065
104,217	TNK-BP Holding	276,307
3,695	Uralkali OJSC GDR	142,610
163,741	VTB Bank OJSC GDR	533,382

	Total Russia	18,933,598

	Singapore — 0.6%
205,085	Ezra Holdings Ltd *	177,313
2,621,000	Golden Agri-Resources Ltd	1,496,733
171,000	Jaya Holdings Ltd *	75,614
171,000	LionGold Corp. Ltd *	170,203
46,000	M1 Ltd/Singapore	94,503
157,000	Sakari Resources Ltd	236,149
90,000	Singapore Exchange Ltd	509,433
158,000	Singapore Press Holdings Ltd	503,306
735,000	Singapore Telecommunications Ltd	2,000,152
17,000	Venture Corp Ltd	106,070
447,000	Yangzijiang Shipbuilding Holdings Ltd	354,236

	Total Singapore	5,723,712

See accompanying notes to the financial statements.	7

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	South Africa — 0.6%
20,781	ABSA Group Ltd	350,966
35,040	African Bank Investments Ltd	135,286
18,329	Aspen Pharmacare Holdings Ltd *	312,734
56,907	Aveng Ltd	208,147
7,861	AVI Ltd	54,245
10,264	Barloworld Ltd	86,625
9,263	Bidvest Group Ltd	224,477
6,095	Clicks Group Ltd	41,679
98,412	FirstRand Ltd	320,880
59,058	Growthpoint Properties Ltd	192,707
11,758	Imperial Holdings Ltd	285,348
39,808	Investec Ltd	241,116
6,808	JD Group Ltd/South Africa	36,209
6,864	JSE Ltd	57,685
2,333	Kumba Iron Ore Ltd	133,160
3,968	Mr Price Group Ltd	64,210
19,062	MTN Group Ltd	355,390
24,961	Murray & Roberts Holdings Ltd *	64,686
2,920	Naspers Ltd	169,423
2,928	Nedbank Group Ltd	64,309
22,628	Netcare Ltd	47,194
10,561	Remgro Ltd	180,535
7,093	Reunert Ltd	59,984
70,143	RMB Holdings Ltd	303,146
11,982	Sanlam Ltd	52,558
21,977	Sappi Ltd *	61,305
5,259	Shoprite Holdings Ltd	105,592
17,571	Standard Bank Group Ltd/South Africa	231,635
180,262	Steinhoff International Holdings Ltd *	562,265
2,949	Tiger Brands Ltd	97,052
13,042	Wilson Bayly Holmes-Ovcon Ltd	204,375
23,935	Woolworths Holdings Ltd/South Africa	170,658

	Total South Africa	5,475,581

	South Korea — 1.7%
10,100	BS Financial Group Inc	105,614
2,235	Cheil Industries Inc	204,785
1,289	Com2uSCorp *	74,426
571	Daelim Industrial Co Ltd	44,967
11,230	Daewoo Securities Co Ltd	112,144
2,260	Daewoo Shipbuilding & Marine Engineering Co Ltd	48,881
1,740	Dongbu Insurance Co Ltd	71,377
2,496	GS Holdings	143,974
15,160	Hana Financial Group Inc	455,676
6,110	Hanjin Shipping Co Ltd *	79,295
3,900	Hanwha Chem Corp	72,343
7,720	Hanwha Corp	225,490
477	Honam Petrochemical Corp	99,111
1,274	Hotel Shilla Co Ltd	60,453

Shares	Description	Value ($)

	South Korea — continued
1,639	Hyundai Heavy Industries Co Ltd	336,630
1,760	Hyundai Marine & Fire Insurance Co Ltd	50,843
1,215	Hyundai Mobis	330,786
2,277	Hyundai Motor Co	484,933
4,439	Hyundai Steel Co	328,555
33,480	Industrial Bank of Korea	357,396
26,270	KB Financial Group Inc	853,971
1,900	KB Financial Group Inc ADR	61,484
4,647	Kia Motors Corp	304,696
38,660	Korea Exchange Bank *	292,338
228	Korea Zinc Co Ltd	82,488
9,670	KP Chemical Corp	103,028
30,940	KT Corp	939,651
1,600	KT Corp Sponsored ADR	24,176
1,439	LG Chem Ltd	384,339
718	LG Corp	39,818
35,780	LG Uplus Corp	240,321
2,880	LIG Insurance Co Ltd	62,355
14,689	Osung LST Co Ltd *	75,884
2,240	Poongsan Corp	59,521
3,709	POSCO	1,207,494
1,200	POSCO ADR	97,800
3,690	Samsung Card Co Ltd	117,176
3,265	Samsung Electronics Co, Ltd	3,563,036
1,319	Samsung Fine Chemicals Co Ltd	72,747
1,690	Samsung Heavy Industries Co Ltd	55,736
1,684	Samsung Life Insurance Co Ltd	143,483
2,250	Samsung Techwin Co Ltd	141,869
17,460	Shinhan Financial Group Co Ltd	546,178
1,609	SK Chemicals Co Ltd	86,688
1,347	SK Holdings Co Ltd	199,484
5,231	SK Innovation Co Ltd	759,766
3,076	SK Telecom Co Ltd	396,948
35,200	SK Telecom Co Ltd ADR	504,768
49,823	Tera Resource Co Ltd *	49,289
66,260	Woori Finance Holdings Co Ltd	634,993
6,710	Woori Investment & Securities Co Ltd	66,139

	Total South Korea	15,855,343

	Spain — 1.7%
14,669	Abengoa SA	253,279
173,148	Banco Bilbao Vizcaya Argentaria SA	1,317,092
639,179	Banco Santander SA	4,548,293
55,118	Distribuidora Internacional de Alimentacion SA	292,328
2,629	Fomento de Construcciones y Contratas SA	33,006
88,920	Gas Natural SDG SA	1,095,608
26,701	Grifols SA *	751,451
350,491	Iberdrola SA	1,388,120
6,875	Inditex SA	763,519

8	See accompanying notes to the financial statements.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
11,243	Indra Sistemas SA	107,500
387	Jazztel Plc *	2,171
52,117	Repsol YPF SA	957,122
346,028	Telefonica SA	4,373,000

	Total Spain	15,882,489

	Sri Lanka — 0.0%
47,000	Hatton National Bank Plc	48,807

	Sweden — 0.2%
24,995	Boliden AB	366,116
28,214	Investor AB B Shares	583,946
10,167	NCC AB B Shares	185,453
9,047	Svenska Handelsbanken AB	314,832
26,424	Swedbank AB A Shares	461,498

	Total Sweden	1,911,845

	Switzerland — 2.5%
130,428	Nestle SA (Registered)	8,102,657
120,881	Novartis AG (Registered)	7,128,424
36,200	Roche Holding AG	6,580,924
7,605	Swiss Re AG	475,936
1,680	Zurich Financial Services AG	403,230

	Total Switzerland	22,691,171

	Taiwan — 0.9%
132,000	Acer Inc *	117,225
90,050	Advanced Semiconductor Engineering Inc	67,792
60,000	Advanced Wireless Semiconductor Co *	60,218
46,000	Advantech Co Ltd	160,155
33,000	Asustek Computer Inc	331,105
470,000	AU Optronics Corp *	144,351
441,000	Chimei Innolux Corp *	141,811
83,000	Chipbond Technology Corp	122,296
91,470	Chunghwa Telecom Co Ltd	276,011
500	Chunghwa Telecom Co Ltd ADR	15,020
292,000	Compal Electronics Inc	257,080
95,000	Delta Electronics Inc	325,207
79,000	E Ink Holdings Inc	79,568
78,000	Elan Microelectronics Corp	122,791
326,000	Far EasTone Telecommunications Co Ltd	806,674
360,000	Hon Hai Precision Industry Co Ltd	1,024,723
31,194	HTC Corp	270,082
132,000	Neo Solar Power Corp *	71,893
25,000	Novatek Microelectronics Corp	80,935
69,000	Pegatron Corp	86,982
6,000	Phison Electronics Corp	45,437
81,000	Powertech Technology Inc	153,550
128,000	Quanta Computer Inc	332,158
282,000	Taiwan Mobile Co Ltd	1,045,944

Shares	Description	Value ($)

	Taiwan — continued
58,000	Taiwan PCB Techvest Co Ltd	79,919
154,000	Taiwan Semiconductor Manufacturing Co Ltd	431,295
50,300	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	739,410
48,000	Tripod Technology Corp	106,345
17,000	Ubright Optronics Corp	68,521
74,000	Unimicron Technology Corp	84,580
318,000	United Microelectronics Corp	127,798
443,450	Wistron Corp	498,150
79,000	WPG Holdings Ltd	93,594

	Total Taiwan	8,368,620

	Thailand — 0.8%
137,000	Advanced Info Service PCL	950,712
2,000	Advanced Info Service PCL NVDR	13,879
247,500	Bangchak Petroleum PCL	181,161
25,000	Bangchak Petroleum PCL NVDR	18,299
65,800	Bangkok Bank PCL NVDR	395,216
102,200	Bangkok Dusit Medical Services PCL	337,410
330,210	Bank of Ayudhya PCL NVDR	334,819
28,100	Banpu PCL	404,045
2,200	Banpu PCL NVDR	31,633
30,800	Bumrungrad Hospital PCL	76,782
5,400	Bumrungrad Hospital PCL NVDR	13,462
48,300	Charoen Pokphand Foods PCL NVDR	48,996
304,300	Charoen Pokphand Foods PCL	308,682
12,900	CP ALL PCL NVDR	14,213
83,400	CP ALL PCL	91,885
57,900	Electricity Generating PCL	222,066
10,000	Electricity Generating PCL NVDR	38,353
91,300	Glow Energy PCL	182,261
7,200	Glow Energy PCL NVDR	14,373
738,800	Hemaraj Land and Development PCL	70,800
208,700	Hemaraj Land and Development PCL NVDR	20,000
251,800	Home Product Center PCL	99,683
96,500	Indorama Ventures PCL	88,702
71,400	Kasikornbank PCL NVDR	385,733
420,900	Krung Thai Bank PCL	223,404
44,900	Krung Thai Bank PCL NVDR	23,832
30,200	PTT Exploration & Production PCL	143,829
74,500	PTT PCL	785,544
5,900	PTT PCL NVDR	62,211
98,700	Ratchaburi Electricity Generating Holding PCL (a)	145,724
25,100	Ratchaburi Electricity Generating Holding PCL NVDR	37,059
29,000	Robinson Department Store PCL	57,230
6,700	Robinson Department Store PCL NVDR	13,222
1,706,600	Sansiri PCL	126,418

See accompanying notes to the financial statements.	9

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
47,800	Shin Corp PCL	101,193
30,100	Siam Cement PCL NVDR	319,101
4,600	Siam Makro PCL	54,411
136,300	Sri Trang Agro-Industry PCL	62,737
91,800	Thai Oil PCL	192,329
166,200	Thanachart Capital PCL	179,359
20,200	Thanachart Capital PCL NVDR	21,799
133,000	Total Access Communication PCL NVDR	371,353
161,400	TPI Polene PCL	58,741
28,100	TPI Polene PCL NVDR	10,227
126,400	Vinythai PCL	75,024
96,000	Vinythai PCL NVDR	56,980

	Total Thailand	7,464,892

	Turkey — 0.7%
111,395	Akenerji Elektrik Uretim AS *	124,277
26,470	Anadolu Hayat Emeklilik AS	61,950
36,269	Arcelik AS	200,562
139,788	Asya Katilim Bankasi AS *	147,471
6,294	BIM Birlesik Magazalar AS	258,509
10,759	Bizim Toptan Satis Magazalari AS	145,747
97,645	Dogan Sirketler Grubu Holding AS *	45,071
82,483	Dogan Yayin Holding AS *	30,358
4,855	Dogus Otomotiv Servis ve Ticaret AS	17,236
196,280	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	200,696
25,671	Enka Insaat ve Sanayi AS	71,080
199,882	Eregli Demir ve Celik Fabrikalari TAS	223,123
2,181	Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS *	59,934
11,988	Ford Otomotiv Sanayi AS	117,586
1,780	Goodyear Lastikleri Turk AS	49,117
11,134	Haci Omer Sabanci Holding AS	47,781
157,183	Ihlas Holding AS *	99,363
176,745	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class A	135,977
69,911	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class B	87,269
193,473	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class D	123,282
112,736	KOC Holding AS	458,104
32,379	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	118,212
8,662	Tekfen Holding AS	31,977
43,306	Tofas Turk Otomobil Fabrikasi AS	209,439
5,454	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS *	33,254
21,364	Tupras Turkiye Petrol Rafinerileri AS	488,396
123,373	Turk Hava Yollari *	244,070
74,995	Turk Telekomunikasyon AS	296,672
2,624	Turk Traktor ve Ziraat Makineleri AS	56,548

Shares	Description	Value ($)

	Turkey — continued
91,477	Turkcell Iletisim Hizmetleri AS *	543,505
159,214	Turkiye Garanti Bankasi AS	682,353
34,953	Turkiye Halk Bankasi AS	314,906
88,845	Turkiye Is Bankasi	270,456
105,431	Turkiye Sise ve Cam Fabrikalari AS	154,658
180,710	Turkiye Vakiflar Bankasi Tao	409,099
111,575	Yapi ve Kredi Bankasi AS *	259,915

	Total Turkey	6,817,953

	United Kingdom — 9.4%
139,910	3i Group Plc	457,161
69,575	Aberdeen Asset Management Plc	308,075
35,168	Aegis Group Plc	132,551
23,879	Aggreko Plc	893,857
225,877	AstraZeneca Plc	10,565,798
74,739	Aviva Plc	387,364
11,449	Babcock International Group Plc	170,105
487,266	BAE Systems Plc	2,463,420
997,743	Barclays Plc	2,903,764
15,797	BBA Aviation Plc	47,661
1,324,916	BP Plc	9,293,657
152,660	British American Tobacco Plc	8,000,760
403,796	BT Group Plc	1,394,822
19,639	Bunzl Plc	350,470
4,189	Croda International Plc	156,564
119,456	Diageo Plc	3,265,263
68,929	Drax Group Plc	509,730
791,047	DSG International Plc *	219,992
9,600	easyJet Plc	80,937
5,015	Eurasia Drilling Co. Ltd GDR	150,321
18,708	Fenner Plc	103,050
97,099	Firstgroup Plc	377,568
414,283	GlaxoSmithKline Plc	9,390,204
292,104	Home Retail Group Plc	434,686
22,605	IMI Plc	308,574
8,347	InterContinental Hotels Group Plc	212,842
2,978	Intertek Group Plc	133,104
205,854	ITV Plc	271,939
152,621	Kesa Electricals Plc	112,159
21,984	Lancashire Holdings Ltd	279,491
2,603,282	Lloyds Banking Group Plc *	1,373,794
6,844	Micro Focus International Plc	58,945
31,225	Next Plc	1,771,879
29,828	Playtech Ltd	183,065
56,944	Premier Foods Plc *	53,064
46,111	Prudential Plc	576,011
2,669	Randgold Resources Ltd	273,441
70,679	Rio Tinto Plc	3,085,791
34,678	Rockhopper Exploration Plc *	94,472
113,591	Rolls-Royce Holdings Plc	1,479,846

10	See accompanying notes to the financial statements.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
77,434	Royal Bank of Scotland Group Plc *	278,197
212,854	Royal Dutch Shell Plc-A Shares	7,446,571
87,120	Royal Dutch Shell Plc-B Shares	3,142,998
15,956	SABMiller Plc	703,980
17,378	Scottish & Southern Energy Plc	377,723
8,001	Shire Plc	242,218
16,942	Spectris Plc	464,621
41,596	Tate & Lyle Plc	433,443
9,498	Telecity Group Plc	131,163
527,278	Tesco Plc	2,815,923
216,612	Thomas Cook Group Plc	56,107
40,094	Trinity Mirror Plc *	25,324
33,205	Tullett Prebon Plc	152,852
14,926	Unilever Plc	536,443
1,681,326	Vodafone Group Plc	4,848,869
6,356	Weir Group Plc (The)	164,662
29,293	WH Smith Plc	279,091
131,917	William Hill Plc	628,284
20,168	Wolseley Plc	813,497
54,732	WPP Plc	709,137

	Total United Kingdom	86,577,300

	United States — 31.8%
19,000	3M Co.	1,759,400
147,100	Abbott Laboratories	9,640,934
10,300	Amgen, Inc.	864,376
17,800	Apple, Inc.	11,841,272
100	Bristol–Myers Squibb Co.	3,301
300	Cerner Corp. *	21,942
103,600	Chevron Corp.	11,619,776
31,600	Church & Dwight Co., Inc.	1,729,784
798,900	Cisco Systems, Inc.	15,243,012
404,200	Coca-Cola Co. (The)	15,117,080
84,800	Colgate–Palmolive Co.	9,015,088
3,700	Eli Lilly & Co.	166,167
184,500	Express Scripts Holding Co. *	11,553,390
45,000	Exxon Mobil Corp.	3,928,500
1,600	First Cash Financial Services Inc *	71,392
200	Gilead Sciences, Inc. *	11,538
19,700	Google, Inc.-Class A *	13,496,273
3,900	Henry Schein, Inc. *	299,559
509,400	Hewlett-Packard Co.	8,598,672
42,000	International Business Machines Corp.	8,183,700
1,800	Intuitive Surgical, Inc. *	885,222
285,400	Johnson & Johnson	19,244,522
24,000	Laboratory Corp. of America Holdings *	2,110,800
46,200	Lorillard, Inc.	5,798,562
69,800	Lowe’s Cos., Inc.	1,987,904
10,200	Mastercard, Inc.-Class A	4,313,580
69,200	McDonald’s Corp.	6,192,708

Shares	Description	Value ($)

	United States — continued
2,900	Mead Johnson Nutrition Co.	212,657
71,700	Medtronic, Inc.	2,915,322
36,900	Merck & Co., Inc.	1,588,545
479,200	Microsoft Corp.	14,768,944
22,900	Monster Beverage Corp. *	1,349,497
13,500	Nike, Inc.-Class B	1,314,360
564,600	Oracle Corp.	17,869,590
161,100	PepsiCo, Inc.	11,668,473
641,700	Pfizer, Inc.	15,310,962
164,600	Philip Morris International, Inc.	14,698,780
129,100	Procter & Gamble Co. (The)	8,674,229
72,900	Qualcomm, Inc.	4,480,434
29,400	Quest Diagnostics, Inc.	1,777,818
69,500	Sysco Corp.	2,105,850
148,200	Target Corp.	9,498,138
42,800	UnitedHealth Group, Inc.	2,324,040
34,400	Visa, Inc.-Class A	4,411,800
142,900	Wal–Mart Stores, Inc.	10,374,540
3,000	Yum! Brands, Inc.	191,160
76,200	Zimmer Holdings, Inc.	4,707,636

	Total United States	293,941,229

	TOTAL COMMON STOCKS (COST $747,513,079)	773,274,845

	PREFERRED STOCKS — 1.4%

	Brazil — 1.0%
2,000	AES Tiete SA 9.84%	27,341
26,200	Banco Bradesco SA 0.64%	425,932
40,100	Bradespar SA 5.31%	523,499
20,500	Centrais Eletricas Brasileiras SA 9.08%	187,337
1,700	Cia de Bebidas das Americas 2.34%	64,360
5,000	Companhia de Bebidas das Americas ADR 0.92%	188,050
20,500	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA 37.52%	187,842
7,200	Gol Linhas Aereas Inteligentes SA *	34,406
127,400	Itausa - Investimentos Itau SA 0.64%	586,822
39,600	Klabin SA 4.60%	177,526
24,700	Marcopolo SA 2.16%	138,473
30,400	Metalurgica Gerdau SA 2.30%	332,769
45,900	Oi SA 15.98%	174,338
162,900	Petroleo Brasileiro SA 0.60%	1,665,193
16,800	Petroleo Brasileiro SA Sponsored ADR 0.59%	345,744
27,000	Randon Participacoes SA 1.49%	140,992
106,900	Suzano Papel e Celulose SA *	236,982
8,900	Telefonica Brasil SA 2.28%	192,916
55,000	Usinas Siderurgicas de Minas Gerais SA 1.08%	220,824
162,500	Vale SA 6.41%	2,656,165

See accompanying notes to the financial statements.	11

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2012 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
25,900	Vale SA Sponsored ADR 3.65%	417,508

	Total Brazil	8,925,019

	Germany — 0.2%
8,954	Henkel AG & Co KGaA 1.33%	675,446
24,161	Porsche Automobil Holding SE 1.84%	1,246,271

	Total Germany	1,921,717

	Russia — 0.2%
23,840	Rostelecom OJSC 5.36%	62,696
298,665	Sberbank of Russia 4.37%	634,194
1,677,078	Surgutneftegas OJSC 11.11%	1,082,859

	Total Russia	1,779,749

	South Korea — 0.0%
142	Samsung Electronics Co Ltd 0.76%	91,624

	TOTAL PREFERRED STOCKS (COST $12,534,816)	12,718,109

Shares	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%
105,225	KTB Rights, Expires 10/11/12 *	13,432

	TOTAL RIGHTS/WARRANTS (COST $0)	13,432

	INVESTMENT FUNDS — 1.1%

	United States — 1.1%
248,304	Vanguard Emerging Markets ETF (b)	9,969,407

	TOTAL INVESTMENT FUNDS (COST $9,983,130)	9,969,407

	SHORT-TERM INVESTMENTS — 14.5%

	Money Market Fund — 14.5%
134,342,760	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%, , due 12/31/30 (c)	134,342,760

	TOTAL SHORT-TERM INVESTMENTS (COST $134,342,760)	134,342,760

	TOTAL INVESTMENTS — 100.6% (Cost $904,373,785)	930,318,553
	Other Assets and Liabilities (net) — (0.6%)	(5,254,799)

	TOTAL NET ASSETS — 100.0%	$925,063,754

A summary of outstanding financial instruments at August 31, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
11/05/12	Brown Brothers Harriman & Co.	KRW	44,145,801,000	$38,766,043	$(103,251)
11/05/12	Deutsche Bank AG	KRW	15,942,655,500	13,999,829	(77,571)
10/19/12	Bank of America, N.A.	SGD	22,574,000	18,109,552	82,656
10/19/12	Brown Brothers Harriman & Co.	SGD	16,653,000	13,359,545	43,004
10/19/12	Deutsche Bank AG	SGD	1,511,453	1,212,534	2,820
10/19/12	Sate Street Bank and Trust Company	SGD	53,785,000	43,147,968	79,311

				$128,595,471	$26,969

Sales #
10/19/12	Bank of America, N.A.	AUD	14,657,000	$15,080,919	$228,611
10/19/12	Bank of New York Mellon	AUD	8,871,790	9,128,386	149,999
10/19/12	Brown Brothers Harriman & Co.	AUD	52,433,899	53,950,425	875,770
10/19/12	Deutsche Bank AG	AUD	11,273,000	11,599,045	181,466
10/19/12	Goldman Sachs International	AUD	6,468,210	6,655,288	101,534

12	See accompanying notes to the financial statements.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/19/12	JPMorgan Chase Bank, N.A.	AUD	20,654,428	$21,251,808	$161,127
10/19/12	Morgan Stanley & Co. International PLC	AUD	1,171,000	1,204,868	18,362
10/19/12	Sate Street Bank and Trust Company	AUD	1,022,379	1,051,949	16,969
10/19/12	Bank of New York Mellon	CAD	35,240	35,716	2
10/19/12	Brown Brothers Harriman & Co.	CAD	112,620	114,140	(40)
10/19/12	Deutsche Bank AG	CAD	11,551	11,707	1
10/19/12	Goldman Sachs International	CAD	639,684	648,317	(6)
10/19/12	Sate Street Bank and Trust Company	CAD	1,093,000	1,107,751	1,296
10/19/12	Bank of America, N.A.	CHF	952,900	998,863	(8,949)
10/19/12	Bank of New York Mellon	CHF	1,177,658	1,234,462	(11,316)
10/19/12	Brown Brothers Harriman & Co.	CHF	32,528,000	34,096,989	(414,523)
10/19/12	Deutsche Bank AG	CHF	144,296	151,256	(1,450)
10/19/12	Goldman Sachs International	CHF	168,525	176,654	(1,443)
10/19/12	JPMorgan Chase Bank, N.A.	CHF	279,061	292,522	(2,735)
10/19/12	Morgan Stanley & Co. International PLC	CHF	2,047,521	2,146,283	(17,274)
10/19/12	Sate Street Bank and Trust Company	CHF	1,323,966	1,387,828	(11,213)
10/19/12	Brown Brothers Harriman & Co.	DKK	3,483,796	588,663	(6,594)
10/19/12	Deutsche Bank AG	DKK	113,638	19,202	(169)
10/19/12	Goldman Sachs International	DKK	6,546,621	1,106,194	(7,904)
10/19/12	Sate Street Bank and Trust Company	DKK	632,406	106,859	(779)
10/19/12	Bank of America, N.A.	EUR	3,777,413	4,753,501	(42,840)
10/19/12	Bank of New York Mellon	EUR	35,019,756	44,068,902	(379,830)
10/19/12	Barclays Bank PLC	EUR	1,171,000	1,473,588	(12,953)
10/19/12	Brown Brothers Harriman & Co.	EUR	5,623,049	7,076,051	(82,947)
10/19/12	Deutsche Bank AG	EUR	1,233,336	1,552,031	(14,752)
10/19/12	Goldman Sachs International	EUR	18,217,000	22,924,294	(400,431)
10/19/12	JPMorgan Chase Bank, N.A.	EUR	763,827	961,201	(9,281)
10/19/12	Morgan Stanley & Co. International PLC	EUR	16,049,135	20,196,250	(150,078)
10/19/12	Sate Street Bank and Trust Company	EUR	1,001,463	1,260,242	(10,446)
10/19/12	Bank of America, N.A.	GBP	646,801	1,026,866	(6,683)
10/19/12	Bank of New York Mellon	GBP	1,272,404	2,020,079	(13,332)
10/19/12	Barclays Bank PLC	GBP	13,367,286	21,222,008	(137,787)
10/19/12	Brown Brothers Harriman & Co.	GBP	801,180	1,271,960	(9,781)
10/19/12	Deutsche Bank AG	GBP	2,394,896	3,802,156	(26,866)
10/19/12	Goldman Sachs International	GBP	736,807	1,169,761	(5,591)
10/19/12	JPMorgan Chase Bank, N.A.	GBP	946,893	1,503,295	(10,543)
10/19/12	Morgan Stanley & Co. International PLC	GBP	1,643,224	2,608,795	(12,861)
10/19/12	Sate Street Bank and Trust Company	GBP	23,478,000	37,273,856	(237,546)
10/19/12	Bank of New York Mellon	HKD	858,067	110,644	(9)
10/19/12	Brown Brothers Harriman & Co.	HKD	417,460	53,830	(5)
10/19/12	Bank of America, N.A.	JPY	446,371,345	5,703,187	(81,275)
10/19/12	Bank of New York Mellon	JPY	4,125,151,015	52,706,132	(722,628)
10/19/12	Barclays Bank PLC	JPY	1,959,340,000	25,034,049	(64,761)
10/19/12	Brown Brothers Harriman & Co.	JPY	216,740,290	2,769,242	(42,366)
10/19/12	Goldman Sachs International	JPY	124,218,079	1,587,107	(22,470)

See accompanying notes to the financial statements.	13

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/19/12	JPMorgan Chase Bank, N.A.	JPY	129,460,000	$1,654,081	$(24,485)
10/19/12	Morgan Stanley & Co. International PLC	JPY	1,597,710,000	20,413,583	(295,092)
10/19/12	Sate Street Bank and Trust Company	JPY	278,343,324	3,556,330	(47,610)
10/19/12	Goldman Sachs International	NOK	4,742,006	816,889	(11,015)
10/19/12	JPMorgan Chase Bank, N.A.	NOK	5,530,870	952,784	(14,055)
10/19/12	Sate Street Bank and Trust Company	NOK	4,324,300	744,932	(10,861)
10/19/12	Bank of New York Mellon	NZD	186,992	149,786	1,528
10/19/12	JPMorgan Chase Bank, N.A.	NZD	97,248	77,898	854
10/19/12	Bank of America, N.A.	SEK	303,850	45,804	(145)
10/19/12	Brown Brothers Harriman & Co.	SEK	634,661	95,671	(422)
10/19/12	Deutsche Bank AG	SEK	132,579	19,986	(57)
10/19/12	Sate Street Bank and Trust Company	SEK	134,437	20,266	(93)

				$456,823,131	$(1,648,773)

†	Fund buys foreign currency; sells USD.
#	Fund sells foreign currency; buys USD.

Futures Contracts

Number of Contracts	Type	Expiration Date	Value	Net Unrealized Appreciation (Depreciation)
Buys
10	DAX	September 2012	$2,191,559	$145,235
31	FTSE 100	September 2012	2,804,995	46,407
57	FTSE/MIB	September 2012	5,415,451	571,935
29	MSCI Singapore	September 2012	1,615,066	(3,106)
48	TOPIX	September 2012	4,453,924	42,222

			$16,480,995	$802,693

Sales
53	S&P TSE 60 Index	September 2012	$7,341,233	$(266,093)
16	SPI 200	September 2012	1,780,323	(95,713)

			$9,121,556	$(361,806)

14	See accompanying notes to the financial statements.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2012 (Unaudited)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty		Fund Pays		Fund Receives		Net Unrealized Appreciation/ (Depreciation)
3,264,109	USD	5/16/2013		Goldman Sachs International		Return on Asia Equity Basket Swap		1 Month Garban Intercapital Federal Funds Effective Rate	$74,416
10,393,046	USD	5/16/2013		Goldman Sachs International		Return on Asia Equity Basket Swap		1 Month Garban Intercapital Federal Funds Effective Rate	139,037
678,696	USD	5/16/2013		Goldman Sachs International		Return on Asia Equity Basket Swap		1 Month Garban Intercapital Federal Funds Effective Rate minus .41%	3,767

									$217,220

						Premiums to (Pay) Receive				$—

As of August 31, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	Represents an investment to obtain exposure in Emerging Markets. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2012. Note: Yield rounds to 0.00%.

In the tables showing Forward Currency Contracts and Futures Contracts, Value represents the notional amount of each position in U.S. Dollars.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - South Korean Won

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.	15

Implementation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2012 (Unaudited)

Assets:
Investments, at value (Note 2)(a)	$930,318,553
Foreign currency, at value (Note 2)(b)	13,752,448
Receivable for investments sold	532,514
Receivable for Fund shares sold	15,802,423
Dividends and interest receivable	2,084,431
Foreign taxes receivable	154,448
Unrealized appreciation on open forward currency contracts (Note 4)	1,945,310
Receivable for foreign currency sold	4,628
Due from broker on open futures contracts (Note 2)	1,635,050
Receivable for open swap agreements (Note 4)	217,220
Receivable for collateral on open swap agreements (Note 4)	345,000
Receivable for expenses reimbursed by Manager (Note 5)	97,061

Total assets	966,889,086

Liabilities:
Payable for investments purchased	38,107,685
Unrealized depreciation on open forward currency contracts (Note 4)	3,567,114
Payable for variation margin on open futures contracts (Note 4)	5,225
Agents unaffiliated with the Manager	31
Accrued expenses	145,277

Total liabilities	41,825,332

Net assets	$925,063,754

Net assets attributable to:
Core shares	$925,063,754

Shares outstanding:
Core shares	90,104,285

Net asset value per share:
Core shares	$10.27

(a) Cost of investments – unaffiliated issuers:	$904,373,785
(b) Cost of foreign currency:	$13,689,258

16	See accompanying notes to the financial statements.

Implementation Fund

(A Series of GMO Trust)

Statement of Operations — Period from March 1, 2012 (commencement of operations) through August 31, 2012 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers(a)	$6,061,466
Dividends from affiliated issuers (Note 10)	5,847
Interest	469

Total investment income	6,067,782

Expenses:
Audit and tax fees	49,933
Custodian, fund accounting agent and transfer agent fees	389,118
Legal fees	4,732
Registration fees	3,020
Trustees fees and related expenses (Note 5)	2,200
Miscellaneous	4,740

Total expenses	453,743
Fees and expenses reimbursed by Manager (Note 5)	(445,340)

Net expenses	8,403

Net investment income (loss)	6,059,379

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(5,650,198)
Futures contracts	753,947
Swap agreements	(5,101)
Foreign currency, forward contracts and foreign currency related transactions	(1,062,859)

Net realized gain (loss)	(5,964,211)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	25,944,768
Futures contracts	440,887
Swap agreements	217,220
Foreign currency, forward contracts and foreign currency related transactions	(1,602,925)

Net unrealized gain (loss)	24,999,950

Net realized and unrealized gain (loss)	19,035,739

Net increase (decrease) in net assets resulting from operations	$25,095,118

(a) Net of withholding tax	$400,905

See accompanying notes to the financial statements.	17

Implementation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from March 1, 2012 (commencement of operations) through August 31, 2012 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,059,379
Net realized gain (loss)	(5,964,211)
Change in net unrealized appreciation (depreciation)	24,999,950

Net increase (decrease) in net assets from operations	25,095,118

Net share transactions (Note 9):	899,968,636

Total increase (decrease) in net assets	925,063,754

Net assets:
Beginning of period	—

End of period	$925,063,754

18	See accompanying notes to the financial statements.

Implementation Fund

(A Series of GMO Trust)

Financial Highlights

(For a share outstanding throughout each period)

	Period from March 1, 2012 (commencement of operations) through August 31, 2012 (Unaudited)
Net asset value, end of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.14
Net realized and unrealized gain (loss)	0.13

Total from investment operations	0.27

Net asset value, end of period	$10.27

Total Return(a)	2.70	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$925,064
Net operating expenses to average daily net assets	0.00	%*(b)
Net investment income (loss) to average daily net assets	2.71	%*
Portfolio turnover rate	47	%**
Fees and expenses reimbursed by the Manager to average daily net assets	0.20	%*
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2012 (Unaudited)

1.	Organization

GMO Implementation Fund (the “Fund”), which commenced operations on March 1, 2012, is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

The following table provides information about the Fund’s principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principle Investment Objective
Implementation Fund	Not applicable	Positive total return, not “relative return”

Implementation Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of open-end investment companies are generally valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Fund and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2012, the Fund did not reduce the value of any of its over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of its counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Fund, that were valued using fair value prices obtained from that independent pricing service as of August 31, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

Typically, the Fund and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. See the table below for information about securities for which no alternative pricing source

20

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

was available. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to present minimal credit risk, which approximates market value.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, the Fund and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, using fair value inputs obtained from an independent pricing service, or prices for which no alternative pricing source was available.

The aggregate direct exposure to these valuation methodologies (based on the Fund’s net assets) is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service	No alternative pricing source was available
Implementation Fund	0.0%*	47.8%	—

Derivatives

Fund Name	Future Contracts Fair valued using inputs obtained from an independent pricing service	Swap Agreements Fair valued using inputs obtained from an independent pricing service
Implementation Fund	0.1%	0.0%*

*	Rounds to 0.0%.

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures for material Level 3 investments and derivatives, if any (determined by category of asset or liability as compared to the Fund’s total net assets separately identified in the Valuation Inputs table below). At August 31, 2012, there were no classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their shares are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs such as most recent quoted prices, interest rates, prepayment speeds, credit risk, yield curves, foreign currency rates, forward rates and similar data.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost, certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds; certain OTC derivatives such as swaps, options, swaptions, and forward contracts; certain restricted securities; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service

21

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

approved by the Trustees, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The Fund utilized the following fair value technique on Level 3 investments: certain securities in Thailand were valued at the local price as adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations.

The following is a summary of the respective levels assigned to the Fund’s direct securities and derivatives, if any, as of August 31, 2012:

Valuation Inputs as of August 31, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Common Stocks
Australia	$—	$17,034,869	$—	$17,034,869
Austria	—	1,691,392	—	1,691,392
Belgium	—	6,835,264	—	6,835,264
Brazil	17,493,109	—	—	17,493,109
Canada	9,082,541	—	—	9,082,541
Chile	228,135	—	—	228,135
China	1,061,292	19,358,295	—	20,419,587
Czech Republic	—	2,347,640	—	2,347,640
Denmark	—	2,849,804	—	2,849,804
Egypt	—	2,287,804	—	2,287,804
Finland	—	1,712,924	—	1,712,924
France	—	39,389,969	—	39,389,969
Germany	—	19,829,933	—	19,829,933
Greece	—	529,504	—	529,504
Hong Kong	—	2,416,685	—	2,416,685
Hungary	—	348,928	—	348,928
India	4,737,974	3,274,827	—	8,012,801
Indonesia	663,920	7,164,188	—	7,828,108
Ireland	—	2,286,496	—	2,286,496
Israel	—	625,644	—	625,644
Italy	—	14,986,286	—	14,986,286
Japan	—	79,614,050	—	79,614,050
Kazakhstan	—	294,201	—	294,201
Malaysia	—	627,533	—	627,533
Mexico	4,956,567	—	—	4,956,567
Netherlands	—	10,046,248	—	10,046,248
New Zealand	—	1,938,900	—	1,938,900
Norway	—	779,581	—	779,581
Panama	170,786	—	—	170,786
Philippines	597,990	2,457,674	—	3,055,664
Poland	—	2,989,411	—	2,989,411
Portugal	—	871,941	—	871,941
Russia	—	18,933,598	—	18,933,598
Singapore	—	5,723,712	—	5,723,712
South Africa	—	5,475,581	—	5,475,581
South Korea	688,228	15,167,115	—	15,855,343
Spain	—	15,882,489	—	15,882,489
Sri Lanka	—	48,807	—	48,807
Sweden	—	1,911,845	—	1,911,845

22

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs (continued)
Switzerland	$—	$22,691,171	$—	$22,691,171
Taiwan	754,430	7,614,190	—	8,368,620
Thailand	—	7,319,168	145,724	7,464,892
Turkey	—	6,817,953	—	6,817,953
United Kingdom	—	86,577,300	—	86,577,300
United States	293,941,229	—	—	293,941,229

TOTAL COMMON STOCKS	334,376,201	438,752,920	145,724	773,274,845

Preferred Stocks
Brazil	8,925,019	—	—	8,925,019
Germany	—	1,921,717	—	1,921,717
Russia	—	1,779,749	—	1,779,749
South Korea	—	91,624	—	91,624

Total Preferred Stocks	8,925,019	3,793,090	—	12,718,109

Rights/Warrants
Thailand	—	13,432	—	13,432

Total Rights/Warrants	—	13,432	—	13,432

Investment Funds	9,969,407	—	—	9,969,407
Short-Term Investments	134,342,760	—	—	134,342,760

Total Investments	487,613,387	442,559,442	145,724	930,318,553

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,945,310	—	1,945,310
Futures Contracts
Equity risk	—	805,799	—	805,799
Swap Agreements
Equity risk	—	217,220	—	217,220

Total	$487,613,387	$445,527,771	$145,724	$933,286,882

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(3,567,114)	$—	$(3,567,114)
Futures Contracts
Equity risk	(266,093)	(98,819)	—	(364,912)

Total	$(266,093)	$(3,665,933)	$—	$(3,932,026)

The risks referenced above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ notes to financial statements.

23

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

For the period ended August 31, 2012, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of investments and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*	Transfer out of level 3*	Balances as of August 31, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2012
Common Stock
Thailand	$—	$134,581	$—	$—	$—	$11,143	$—	$—	$145,724	$11,143

Total	$—	$134,581	$—	$—	$—	$11,143	$—	$—	$145,724	$11,143

*	The Fund accounts for investments and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

The aggregate values of the Fund’s investments (direct and/or indirect) in securities and derivatives financial instruments using Level 3 inputs were as follows:

Fund Name	Level 3 securities	Level 3 derivatives
Implementation Fund	0.0%*	—

*	Rounds to 0.0%.

Cash

Cash and Foreign Currency, if any, on the Statement of Assets and Liabilities, consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statement of Assets and Liabilities includes collateral on swaps, futures, and forward currency contracts, if any.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the

24

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Taxes and distributions

For U.S. federal income tax purposes, Implementation Fund is disregarded as an entity separate from its sole shareholder, GMO Benchmark-Free Allocation Fund (“BFAF”), another series of the Trust. BFAF intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. BFAF will be treated as owning Implementation Fund’s assets directly for U.S. federal income tax purposes. As such, any income, gain, loss, deduction or other tax items arising in respect of the Fund’s assets will be treated as if they are realized or incurred, as applicable, directly by BFAF. The Fund may make distributions to BFAF in the sole discretion of the Trustees (or their delegates).

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2012, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

As of August 31, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
906,786,100	34,600,038	(11,067,585)	23,532,453

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which it invests. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and retroactively. Prior to the expiration

25

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

3.	Investment and other risks

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

An investment in the Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in the Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. The Fund is subject to market risk, which is the risk that the market value of its holdings will decline. Market risks include:

Equity Securities Risk. — The Fund runs the risk that the market prices of its equity investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Fund invests a substantial portion of its assets in equities and generally does not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of the Fund’s shares.

If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

26

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Fixed Income Investments Risk. — The Fund’s investments in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk of the Fund’s investments in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater when the Fund invests in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of the Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, if the Fund has invested a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk. — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk – Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause the Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are

27

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and if the Fund holds such a security, the Fund is subject to the risk that the security’s rating will be downgraded.

As described under “Market Risk – Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk – Asset-Backed Securities Risk” above.

28

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities or unwinding derivative positions at desirable prices. The Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). Because the Fund’s principal investment strategies may involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities, the Fund has increased exposure to liquidity risk. These types of investments can be difficult to, resulting in differences between the price at which they are sold and the value at which they are carried on the books of the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. Moreover, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing

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or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

When the Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Because the Fund invests in non-U.S. securities, it is subject to additional and more varied risks than funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. The Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes the Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of the Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including the Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Because the Fund may invest a significant portion of its assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets), it is subject to greater non-U.S. investment risk than funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in the Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on

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non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which the Fund’s investments are traded, in which the Fund receives income or in which the Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

The Fund may use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of its portfolio. If the exchange rates of the currencies involved do not move as expected, the Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and the Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. To the extent the Fund invests in the securities of a limited number of issuers, it is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent the Fund focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, it is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, to the extent the Fund has a significant portion of its assets in investments tied economically to a particular geographic region, non-U.S. country or particular market (e.g., emerging markets), it has more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK. To the extent the Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax

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treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. The Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. To the extent the Fund enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or lends its securities, it runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that the Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases the Fund’s counterparty risk. To the extent the Fund uses swap agreements, it is subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• SHORT SALES RISK. The Fund may use short sales in its investment programs in an attempt to increase its returns or for hedging purposes.

In implementing its principal investment strategies, the Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert or exchange securities or currencies to replace the

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borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Fund does not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, Implementation Fund is subject to increased leveraging risk and other investment risks described in this “Investments and other risks” section to the extent they sell short securities or currencies it does not own.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this “Investments and other risk” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment programs for a period of time and achieving its investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor) or a group of shareholders with a common investment strategy (e.g. GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Fund are not subject to restrictions on the frequency of trading of Fund shares. Asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) the Fund. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, to the extent the Fund invests in other GMO Funds subject to large shareholder risk, it is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. The Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. The Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

The Manager’s portfolio managers may use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Fund’s investment objective.

The Fund also is subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Fund for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or

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reckless disregard of its contractual obligations to provide services to the Fund. Other Fund service providers also have limitations on their liability to the Fund for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. The Fund may invest in shares of other investment companies, including other GMO Funds, money market funds and ETF (for purposes of this risk disclosure, “underlying Funds”), and is exposed to the risk that the underlying Funds will not perform as expected.

Because the Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if the Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Fund also is indirectly exposed to all of the risks of an investment in the underlying Funds.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. The Fund invests a portion of its assets in shares of one or more other GMO Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

Temporary Defensive Positions. The Fund normally does not take temporary defensive positions.

To the extent the Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivative to effect transactions intended as substitutes for securities lending.

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The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Fund held derivatives during the period ended August 31, 2012. The following table shows how the Fund used these derivatives during the period (marked with an x):

Type of Derivative and Objective for Use
Forward currency contracts
Adjust exposure to foreign currencies	X
To manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust exposure to certain markets	X
Maintain the diversity and liquidity of the portfolio	X
Swap agreements
Adjust exposure to certain securities markets	X
To hedge some or all of the broad market exposure of the assets in which the Fund invests	X
Adjust exposure to certain companies and industries	X
Rights and/or warrants
Received as a result of corporate actions	X

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

35

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss in the Statement of Operations.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements

36

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changed through the NYSE close) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants held by the Fund at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

As provided by authoritative accounting guidance, the table above is based on market values or unrealized appreciation / (depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Fund (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

37

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2012^:

	Equity Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Investments, at values (rights/warrants)	$13,432	$—	$13,432
Unrealized Appreciation on Forward Currency Contracts	—	1,945,310	1,945,310
Unrealized Appreciation on Futures Contracts*	805,799	—	805,799
Unrealized Appreciation on Swap Agreements	217,220	—	217,220

Total Value	$1,036,451	$1,945,310	$2,981,761

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(3,567,114)	$(3,567,114)
Unrealized Depreciation on Futures Contracts*	(364,912)	—	(364,912)

Total Value	$(364,912)	$(3,567,114)	$(3,932,026)

The Effect of Derivative Instruments on the Statement of Operations for the year ended August 31, 2012^:

	Equity Contracts	Foreign Currency Contracts	Total
Realized Gain (Loss) on:
Investments (rights/warrants)	$(19,787)	$—	$(19,787)
Forward Currency Contracts	—	(939,597)	(939,597)
Futures Contracts	753,947	—	753,947
Swap Agreements	(5,101)	—	(5,101)

Total Realized Gain (Loss)	$729,059	$(939,597)	$(210,538)

Change in Net Unrealized Apprecation (Depreciation) on:
Investments (rights/warrants)	$13,432	$—	$13,432
Forward Currency Contracts	—	(1,621,804)	(1,621,804)
Futures Contracts	440,887	—	440,887
Swap Agreements	217,220	—	217,220

Total Change in Appreciation (Depreciation)	$671,539	$(1,621,804)	$(950,265)

^	Because the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation on open futures contracts is reported within the Statement of Assets and Liabilities.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2012:

Forward Currency Contracts ($)	Futures Contracts ($)	Swap Agreements ($)	Rights and/or warrants ($)
274,530,055	18,985,414	5,011,771	15,055

5.	Fees and other transactions with affiliates

GMO does not charge the Fund any management or shareholder service fees for its services.

38

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the payment of management fees to the Manager. Subject to the exclusions noted below, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

This contractual reimbursement will continue through at least June 30, 2013 for the Fund unless the Fund’s Board of Trustees authorizes its modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

The Fund’s portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2012 is shown in the table below and is included in the Statement of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Implementation Fund	2,200	445

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2012, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
<0.001%	0.000%	<0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2012 are noted in the table as follows:

Fund Name	Purchases ($)	Sales ($)
Implementation Fund	$993,002,490	$217,331,596

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

Fund name	Number of shareholders that hold more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Implementation Fund	1*	100%	—	100%

*	One of the Shareholders is another fund of the Trust.

39

Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2012 (Unaudited)

9.	Share transactions

The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from March 1, 2012 (commencement of operations) through August 31, 2012 (Unaudited)

	Shares	Amount
Core Class:
Shares sold	101,846,282	$1,020,113,245
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(11,741,997)	(120,144,609)

Net increase (decrease)	90,104,285	$899,968,636

10.	Investments in affiliated issuers

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended August 31, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
GMO U.S. Treasury Fund	$—	$50,003,747	$50,003,747	$5,847	$—	$—

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through August 31, 2012 for tax purposes. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of fiscal year ending February 28, 2013.

11.	Subsequent events

Effective September 11, 2012, Ben Inker and Sam Wilderman are the Senior Members and Co-Directors of the Asset Allocation Division of GMO.

40

Implementation Fund

(A Series of GMO Trust)

Board Review of Management Agreement

August 31, 2012 (Unaudited)

In determining to approve the initial management agreement of the Fund, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. At a meeting on November 17, 2011, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to the Trustees for purposes of considering the Manager’s proposal to establish the Fund as a new series of the Trust and the proposed new management agreement between the Trust, on behalf of the Fund, and the Manager. During the meeting, the Trustees met with a member of the Manager’s Asset Allocation Division, the investment division that would be responsible for day-to-day management of the Fund.

At meetings throughout the year, the Trustees had considered information relevant to approval of the Fund’s management agreement, including information provided at meetings with the Manager’s investment advisory personnel (including members of the Manager’s Asset Allocation Division) with respect to other series of the Trust (collectively, the “GMO funds”). In addition to that information the Trustees considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel who would be providing services under the Fund’s management agreement and information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund’s portfolio and the level of skill required. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees observed that the Fund’s purpose is to complement the strategies being pursued by the Manager in GMO Benchmark-Free Allocation Fund (“BFAF”) and, therefore, that the Fund would not be a standalone investment. The Trustees also considered the qualifications, experience and expertise of the Asset Allocation Division personnel who would be responsible for managing the Fund’s investment portfolio, the support those personnel received from the Manager, the investment techniques used by the Manager to manage the Fund’s investments, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing agreement. The Trustees considered so-called “fallout benefits” to the Manager and also possible reputational value to be derived by the Manager from serving as the Fund’s investment manager.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors. The Trustees considered the rigor and discipline with which the Manager would be managing the Fund and the extent and quality of the resources, including human resources, to be brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment management services to be provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies of other GMO funds. The Trustees also considered the procedures the Manager had adopted to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates purchases and sales of securities among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also considered information furnished to them concerning the Manager’s practices with respect to the execution of portfolio transactions that they received over the course of the year. Finally, the Trustees considered the Manager’s practices and record with respect to the resolution of trading, net asset value determination, and other errors.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the management agreement. The Trustees noted that the Trust’s counsel had advised (and independent legal counsel had confirmed) that, in their experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund would be consistent with the Fund’s operational requirements, including, in addition to managing the Fund’s investment portfolio, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-investment management services to be provided by persons other than the Manager, considering, among other things, the Fund’s estimated total expenses, the Manager’s proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the approval of that agreement.

Following their review, the Trustees who were not “interested persons” of the Trust, in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund’s initial management agreement for an initial period ending on the second anniversary of the agreement’s execution.

41

Implementation Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2012 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2012.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 through August 31, 2012.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During the Period*	Annualized Net Expense Ratio
Implementation Fund
Core Class	$1,000.00	$1,027.00	$0.00	$1,000.00	$1,025.21	$0.00	0.00%**

*	Expenses are calculated using the annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2012, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 365 days in the year.
**	Ratio rounds to 0.00%.

42

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the Registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)(1)	On July 2, 2012, the trading for GMO Alternative Asset Opportunity Fund moved to Berkeley, CA from Boston, MA and GMO modified the systems and procedures supporting the related control objectives, which were unchanged.

(b)(2)	Except as described in the prior paragraph, there were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

The certifying officers express no view as to whether the changes in paragraph (b)(1) were material.

Item 12. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable to this Registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Chief Executive Officer

	Date:	November 02, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Principal Executive Officer

	Date:	November 02, 2012

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

	Date:	November 02, 2012